UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: November 30, 2012

Item 1.	Reports to Stockholders.

November 30, 2012

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small Cap II Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Long Duration Corporate Bond Fund

Ultra Short Duration Bond Fund

Emerging Markets Debt Fund

Real Return Fund

Dynamic Asset Allocation Fund

Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 14.9%
CBS, Cl B	0.7%	350,090	$12,596
Coach	1.0	302,740	17,510
Lowe’s	0.8	392,821	14,177
NIKE, Cl B	0.8	154,992	15,109
Target	1.0	273,268	17,251
Time Warner Cable, Cl A	0.5	104,790	9,944
Other Securities	10.1		183,229

			269,816

Consumer Staples — 9.7%
Costco Wholesale	1.1	191,972	19,963
CVS Caremark	0.6	240,200	11,171
Estee Lauder, Cl A	1.1	345,402	20,120
Mead Johnson Nutrition, Cl A	0.7	191,077	13,030
Philip Morris International	0.6	124,180	11,161
Walgreen	0.8	436,000	14,785
Whole Foods Market	0.7	134,156	12,525
Other Securities	4.1		71,840

			174,595

Energy — 10.3%
Chevron	1.5	253,600	26,803
ConocoPhillips	0.8	268,040	15,262
EOG Resources	0.7	107,750	12,673
Exxon Mobil	2.0	417,900	36,834
Kinder Morgan	0.6	302,946	10,242
Marathon Petroleum (A)	0.7	199,900	11,902
Schlumberger	0.6	159,408	11,417
Other Securities	3.4		60,708

			185,841

Financials — 14.8%
Capital One Financial	0.8	236,730	13,635
Citigroup	0.7	371,300	12,836
Discover Financial Services	0.5	237,700	9,891
Goldman Sachs Group	0.6	84,500	9,953
JPMorgan Chase	1.7	742,040	30,483

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.2%	657,400	$21,701
Other Securities	9.3		168,501

			267,000

Health Care — 11.7%
Allergan	0.8	146,550	13,593
Amgen (A)	1.2	238,798	21,205
Celgene*	0.8	184,300	14,484
Express Scripts Holding*	0.5	183,057	9,858
Merck	0.6	251,800	11,155
Pfizer	1.5	1,068,060	26,723
Other Securities	6.3		115,425

			212,443

Industrials — 8.2%
General Electric	0.9	737,600	15,586
Northrop Grumman	0.5	150,300	10,025
Other Securities	6.8		122,585

			148,196

Information Technology — 21.0%
Accenture, Cl A	0.6	159,344	10,823
Adobe Systems*	1.1	548,018	18,967
Apple	2.9	88,561	51,833
Autodesk*	0.6	304,286	10,081
Cisco Systems	0.6	539,300	10,198
Google, Cl A*	1.1	29,939	20,908
Intel	0.7	656,758	12,853
International Business Machines	0.6	56,875	10,810
Intuit	0.7	216,535	12,973
Mastercard, Cl A	1.5	54,235	26,504
Microsoft	0.6	385,700	10,267
Oracle	0.6	352,794	11,325
Qualcomm	1.7	477,355	30,370
Visa, Cl A	0.8	93,525	14,002
Other Securities	6.9		127,399

			379,313

Materials — 2.9%
Other Securities	2.9		53,405

Telecommunication Services — 2.4%
AT&T	0.8	428,200	14,614
Crown Castle International*	1.3	328,415	22,175
Other Securities	0.3		6,199

			42,988

Utilities — 1.9%
Other Securities	1.9		34,055

Total Common Stock (Cost $1,465,564) ($ Thousands)			1,767,652

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANT — 0.0%
Other Securities	0.0%		$416

Total Warrant (Cost $210) ($ Thousands)			416

CASH EQUIVALENTS — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**†	5.2	94,706,670	94,707
Other Securities	0.1		1,181

Total Cash Equivalents (Cost $95,888) ($ Thousands)			95,888

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P. 0.180%**† (B)	4.7	84,358,158	84,358

Total Affiliated Partnership (Cost $84,358) ($ Thousands)			84,358

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities	0.1		2,409

Total U.S. Treasury Obligations (Cost $2,409) ($ Thousands)			2,409

Total Investments — 107.9% (Cost $1,648,429) ($ Thousands)			$1,950,723

Percentages are based on a Net Assets of $1,807,770 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $82,113 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $84,358 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,767,652	$—	$—	$1,767,652
Warrant	416	—	—	416
Cash Equivalents	94,707	1,181	—	95,888
Affiliated Partnership	—	84,358	—	84,358
U.S. Treasury Obligations	—	2,409	—	2,409

Total Investments in Securities	$1,862,775	$87,948	$—	$1,950,723

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 17.7%
Bed Bath & Beyond*	0.6%	31,803	$1,867
Coach	0.8	37,202	2,152
Home Depot	0.8	37,700	2,453
Liberty Interactive, Cl A*	0.7	102,575	1,980
Lowe’s	1.4	110,337	3,982
NIKE, Cl B	1.2	35,416	3,453
Nordstrom	0.7	38,052	2,058
priceline.com*	0.8	3,475	2,304
Target	0.9	39,258	2,478
TJX	1.0	63,200	2,802
Walt Disney	1.4	78,419	3,894
Other Securities	7.4		21,089

			50,512

Consumer Staples — 7.8%
Costco Wholesale	0.8	22,438	2,333
Estee Lauder, Cl A	0.8	36,265	2,113
Philip Morris International	0.7	20,900	1,879
Walgreen	0.9	71,175	2,414
Whole Foods Market	0.7	22,559	2,106
Other Securities	3.9		11,556

			22,401

Energy — 7.1%
EOG Resources	1.0	24,850	2,923
Exxon Mobil	1.6	52,910	4,664
Kinder Morgan	1.0	82,306	2,783
Other Securities	3.5		9,898

			20,268

Financials — 11.1%
IntercontinentalExchange*	0.7	14,250	1,883
Progressive	0.6	83,750	1,780
Wells Fargo	0.7	58,200	1,921
Weyerhaeuser‡	0.6	62,575	1,725
Other Securities	8.5		24,371

			31,680

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.1%
Allergan	0.8%	26,100	$2,421
Amgen	1.3	40,539	3,600
Celgene*	1.3	48,244	3,792
Novo Nordisk ADR	0.6	11,000	1,745
Pfizer	1.1	122,750	3,071
Other Securities	6.0		17,107

			31,736

Industrials — 7.6%
General Electric	0.9	118,910	2,513
Ingersoll-Rand	0.6	34,615	1,689
Northrop Grumman	0.7	30,030	2,003
Raytheon	0.6	29,400	1,680
Other Securities	4.8		13,699

			21,584

Information Technology — 24.1%
Adobe Systems*	1.9	153,958	5,329
Apple	2.9	14,325	8,384
Autodesk*	0.8	67,261	2,228
BMC Software*	0.8	55,175	2,260
Cisco Systems	0.9	133,080	2,516
EMC*	0.7	80,527	1,999
Google, Cl A*	1.4	5,740	4,009
Intel	0.9	129,364	2,532
International Business Machines	1.1	16,791	3,191
Intuit	0.7	35,275	2,113
Mastercard, Cl A	1.1	6,460	3,157
Microsoft	1.2	128,240	3,414
Oracle	1.2	104,894	3,367
Qualcomm	1.7	79,533	5,060
Visa, Cl A	1.5	29,225	4,375
Other Securities	5.3		15,105

			69,039

Materials — 3.9%
Syngenta ADR	0.6	19,800	1,583
Other Securities	3.3		9,552

			11,135

Telecommunication Services — 3.2%
Crown Castle International*	2.0	84,120	5,680
Verizon Communications	0.5	33,400	1,473
Other Securities	0.7		2,121

			9,274

Utilities — 1.2%
Other Securities	1.2		3,401

Total Common Stock (Cost $244,532) ($ Thousands)			271,030

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.5%
Other Securities	0.5%		$1,344

Total Exchange Traded Fund (Cost $1,231) ($ Thousands)			1,344

WARRANT — 0.0%
Other Securities	0.0		107

Total Warrant (Cost $54) ($ Thousands)			107

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**†	7.8	22,373,357	22,373

Total Cash Equivalent (Cost $22,373) ($ Thousands)			22,373

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		959

Total U.S. Treasury Obligations (Cost $958) ($ Thousands)			959

Total Investments — 103.4% (Cost $269,148) ($ Thousands)			$295,813

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	36	Dec-2012	$22

			$22

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $285,976 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

S&P	— Standard & Poor’s

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$271,030	$—	$—	$271,030
Exchange Traded Fund	1,344	—	—	1,344
Warrant	107	—	—	107
Cash Equivalent	22,373	—	—	22,373
U.S. Treasury Obligations	—	959	—	959

Total Investments in Securities	$294,854	$959	$—	$295,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$22	$—	$—	$22

Total other financial instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.8%

Consumer Discretionary — 11.4%
AutoZone*	0.6%	83,946	$32,216
Comcast, Cl A	1.0	1,553,263	56,883
Ford Motor (A)	0.6	2,983,590	34,162
Home Depot	0.7	640,130	41,653
Macy’s	0.8	1,101,532	42,629
TJX	0.5	683,030	30,286
Viacom, Cl B	0.8	876,321	45,227
Walt Disney	0.5	624,187	30,997
Other Securities	5.9		345,814

			659,867

Consumer Staples — 9.2%
Altria Group	0.5	809,591	27,372
CVS Caremark	0.7	798,633	37,144
Dr. Pepper Snapple Group (A)	0.4	587,326	26,342
Philip Morris International	1.7	1,085,651	97,578
Procter & Gamble	0.5	405,136	28,291
Wal-Mart Stores	1.3	1,033,708	74,448
Other Securities	4.1		242,846

			534,021

Energy — 9.0%
Chevron	2.3	1,232,683	130,282
ConocoPhillips	0.8	848,279	48,301
Exxon Mobil	2.2	1,432,109	126,226
National Oilwell Varco	0.6	535,520	36,576
Schlumberger	0.5	426,547	30,549
Other Securities	2.6		148,655

			520,589

Financials — 12.9%
American Express	0.7	698,854	39,066
CIT Group*	0.6	908,800	33,671
Citigroup	1.8	2,920,431	100,959
Discover Financial Services	0.5	708,977	29,500
JPMorgan Chase	1.2	1,699,541	69,817

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	0.6%	1,002,814	$33,103
Other Securities	7.5		439,566

			745,682

Health Care — 11.6%
Abbott Laboratories	0.7	669,906	43,544
Amgen (A)	0.8	501,442	44,528
Covidien	0.7	655,110	38,068
Johnson & Johnson (A)	0.8	628,943	43,856
Merck	0.6	728,127	32,256
Pfizer	1.7	3,901,636	97,619
UnitedHealth Group	0.5	527,840	28,709
Other Securities	5.8		339,343

			667,923

Industrials — 9.1%
Boeing	0.6	457,673	33,996
CSX	0.5	1,456,410	28,779
General Electric	1.4	3,875,115	81,881
Honeywell International	0.6	535,998	32,873
United Parcel Service, Cl B	0.7	582,293	42,571
Other Securities	5.3		306,111

			526,211

Information Technology — 18.1%
Apple	4.2	418,441	244,905
Cisco Systems	1.4	4,296,418	81,245
eBay*	0.8	887,800	46,894
Google, Cl A*	0.9	71,166	49,700
International Business Machines	2.2	666,443	126,671
Microsoft	1.2	2,585,121	68,816
Oracle	1.0	1,740,276	55,863
Qualcomm	0.8	742,530	47,240
Other Securities	5.6		323,935

			1,045,269

Materials — 3.3%
Freeport-McMoRan Copper & Gold, Cl B	0.6	845,732	32,992
Other Securities	2.7		156,020

			189,012

Telecommunication Services — 2.1%
AT&T	0.6	1,001,689	34,188
Verizon Communications	0.9	1,230,200	54,276
Other Securities	0.6		34,365

			122,829

Utilities — 2.1%
Other Securities	2.1		120,168

Total Common Stock (Cost $4,685,103) ($ Thousands)			5,131,571

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Consumer Staples — 0.0%
Other Securities	0.0%		$2,879

Total Preferred Stock (Cost $2,805) ($ Thousands)			2,879

AFFILIATED PARTNERSHIPS — 12.2%
SEI LIBOR Plus Portfolio†	6.3	48,536,455	361,596
SEI Liquidity Fund, L.P. 0.180**† (B)	5.9	342,406,786	342,407

Total Affiliated Partnerships (Cost $827,771) ($ Thousands)			704,003

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060**†	4.7	269,682,685	269,683

Total Cash Equivalent (Cost $269,683) ($ Thousands)			269,683

U.S. TREASURY OBLIGATIONS (C) (D) — 0.7%
U.S. Treasury Bills 0.136%, 01/31/2013	0.7	$39,509	39,506
0.132%, 12/20/2012	0.0	2,400	2,400
0.130%, 07/25/2013	0.0	557	556

Total U.S. Treasury Obligations (Cost $42,456) ($ Thousands)			42,462

Total Investments — 106.4% (Cost $5,827,818) ($ Thousands)			$6,150,598

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	560	Dec-2012	$(134)
S&P Composite Index	1,237	Dec-2012	(8,996)

			$(9,130)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,779,316 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $334,417 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $342,407 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,131,571	$—	$—	$5,131,571
Preferred Stock	2,879	—	—	2,879
Affiliated Partnerships	361,596	342,407	—	704,003
Cash Equivalent	269,683	—	—	269,683
U.S. Treasury Obligations	—	42,462	—	42,462

Total Investments in Securities	$5,765,729	$384,869	$—	$6,150,598

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(9,130)	$—	$—	$(9,130)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 12.0%
Amazon.com*	0.6%	44,789	$11,289
Comcast, Cl A	0.7	336,825	12,523
Home Depot	0.7	192,015	12,494
McDonald’s	0.6	125,680	10,939
Walt Disney	0.6	221,072	10,978
Other Securities	8.8		165,213

			223,436

Consumer Staples — 9.8%
Altria Group	0.5	252,540	8,538
Coca-Cola	1.0	486,140	18,434
Coca-Cola Enterprises	0.1	35,715	1,114
CVS Caremark	0.4	159,352	7,411
PepsiCo	0.7	196,052	13,765
Philip Morris International	1.0	213,368	19,178
Procter & Gamble	1.3	340,074	23,747
Wal-Mart Stores	0.8	211,679	15,245
Other Securities	4.0		74,566

			181,998

Energy — 9.9%
Chevron	1.4	246,502	26,053
ConocoPhillips	0.5	156,876	8,933
Exxon Mobil	2.8	583,238	51,407
Occidental Petroleum	0.4	100,654	7,570
Schlumberger	0.7	164,963	11,815
Other Securities	4.1		78,762

			184,540

Financials — 15.4%
American Express	0.4	124,534	6,961
Bank of America	0.7	1,351,163	13,322
Berkshire Hathaway, Cl B*	1.1	222,800	19,624
Citigroup	0.7	367,504	12,705
Goldman Sachs Group	0.4	61,275	7,218
JPMorgan Chase	1.1	476,134	19,560
SEI† (A)	0.0	14,442	318
US Bancorp	0.4	235,397	7,594

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.1%	612,766	$20,227
Other Securities	9.5		178,207

			285,736

Health Care — 11.5%
Abbott Laboratories	0.7	197,276	12,823
Amgen	0.5	96,558	8,574
Gilead Sciences* (B)	0.4	94,517	7,089
Johnson & Johnson (B)	1.3	343,209	23,932
Merck	0.9	380,743	16,867
Pfizer	1.2	929,280	23,251
UnitedHealth Group	0.4	129,020	7,017
Other Securities	6.1		114,668

			214,221

Industrials — 10.3%
3M	0.4	86,233	7,843
Boeing	0.4	93,291	6,930
Caterpillar	0.3	81,188	6,920
General Electric	1.5	1,323,523	27,966
Union Pacific	0.4	59,216	7,271
United Technologies	0.5	113,090	9,060
Other Securities	6.8		126,691

			192,681

Information Technology — 17.8%
Apple	3.7	116,545	68,211
Cisco Systems	0.7	662,627	12,530
eBay*	0.4	144,211	7,617
Google, Cl A*	1.2	32,329	22,578
Intel	0.7	630,558	12,340
International Business Machines	1.4	136,198	25,887
Microsoft	1.4	940,300	25,031
Oracle	0.8	478,620	15,364
Qualcomm	0.7	214,959	13,676
Visa, Cl A	0.5	64,900	9,716
Other Securities	6.3		118,701

			331,651

Materials — 3.7%
Other Securities	3.7		69,467

Telecommunication Services — 2.8%
AT&T	1.4	732,633	25,005
Verizon Communications	0.9	355,776	15,697
Other Securities	0.5		11,747

			52,449

Utilities — 3.4%
Other Securities	3.4		62,503

Total Common Stock (Cost $1,544,647) ($ Thousands)			1,798,682

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.4%
SEI Liquidity Fund, L.P. 0.180%**† (C)	8.4%	156,295,236	$156,295

Total Affiliated Partnership (Cost $156,295) ($ Thousands)			156,295

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**†	3.0	55,673,192	55,673

Total Cash Equivalent (Cost $55,673) ($ Thousands)			55,673

U.S. TREASURY OBLIGATION (D) — 0.2%
Other Securities	0.2		3,150

Total U.S. Treasury Obligation (Cost $3,150) ($ Thousands)			3,150

Total Investments — 108.2% (Cost $1,759,765) ($ Thousands)			$2,013,800

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	790	Dec-2012	$(884)
S&P Mid 400 Index E-MINI	62	Dec-2012	(13)

			$(897)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,860,375 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $152,486 ($ Thousands).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $156,295 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,798,682	$—	$—	$1,798,682
Affiliated Partnership	—	156,295	—	156,295
Cash Equivalent	55,673	—	—	55,673
U.S. Treasury Obligation	—	3,150	—	3,150

Total Investments in Securities	$1,854,355	$159,445	$—	$2,013,800

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(897)	$—	$—	$(897)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 13.9%
Hibbett Sports* (A)	0.3%	41,323	$2,221
Libbey* (A)	0.3	109,300	2,134
Lumber Liquidators Holdings* (A)	0.3	39,940	2,144
National CineMedia	0.4	191,389	2,737
Pier 1 Imports (A)	0.3	104,021	1,996
Vail Resorts (A)	0.3	37,019	2,085
Vitamin Shoppe*	0.3	40,244	2,385
Wolverine World Wide (A)	0.4	65,428	2,832
Other Securities	11.3		89,511

			108,045

Consumer Staples — 2.7%
Other Securities	2.7		21,177

Energy — 6.0%
Dril-Quip* (A)	0.4	41,356	2,910
Oasis Petroleum*	0.4	94,281	2,849
World Fuel Services (A)	0.3	55,262	2,152
Other Securities	4.9		38,752

			46,663

Financials — 20.0%
Alterra Capital Holdings (A)	0.4	118,983	2,784
CNO Financial Group (A)	0.3	291,700	2,655
Financial Engines* (A)	0.3	74,843	1,962
Horace Mann Educators	0.3	106,195	2,030
Nelnet, Cl A	0.3	82,100	2,347
Netspend Holdings* (A)	0.3	196,545	2,290
Platinum Underwriters Holdings	0.4	62,517	2,783
Simon Property Group‡	0.3	14,741	2,243
Other Securities	17.4		135,979

			155,073

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.6%
Acadia Healthcare*	0.3%	93,586	$2,148
HealthSouth*	0.3	115,712	2,544
HMS Holdings* (A)	0.3	85,491	1,981
Masimo	0.3	126,499	2,621
MEDNAX* (A)	0.3	30,137	2,381
Volcano*	0.4	104,725	2,855
Other Securities	9.7		75,422

			89,952

Industrials — 18.1%
Actuant, Cl A	0.4	93,083	2,678
Acuity Brands	0.3	35,434	2,344
EMCOR Group	0.4	87,495	2,874
FTI Consulting* (A)	0.4	89,359	2,762
G&K Services, Cl A	0.3	61,656	2,090
Genesee & Wyoming, Cl A* (A)	0.3	34,979	2,552
Hexcel* (A)	0.3	91,966	2,377
Landstar System	0.3	38,891	1,967
Middleby*	0.3	16,775	2,137
Old Dominion Freight Line*	0.4	104,791	3,504
Polypore International* (A)	0.3	56,812	2,332
Tetra Tech*	0.3	97,642	2,515
WESCO International* (A)	0.3	34,376	2,222
Other Securities	13.9		107,881

			140,235

Information Technology — 15.8%
ADTRAN (A)	0.3	100,378	1,971
Cavium* (A)	0.3	59,522	2,097
CoStar Group* (A)	0.3	27,489	2,388
DealerTrack Holdings*	0.3	74,400	2,001
Diebold	0.3	69,891	2,090
Parametric Technology*	0.3	125,368	2,538
RealPage* (A)	0.3	106,373	2,105
Other Securities	13.7		107,492

			122,682

Materials — 4.1%
Intrepid Potash*	0.3	93,482	1,989
PolyOne	0.3	120,375	2,424
Sensient Technologies	0.3	61,465	2,225
Other Securities	3.2		24,660

			31,298

Telecommunication Services — 0.3%
Other Securities	0.3		2,234

Utilities — 2.1%
Portland General Electric	0.4	106,514	2,879
Other Securities	1.7		13,090

			15,969

Total Common Stock (Cost $722,083) ($ Thousands)			733,328

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Value Index Fund (A)	0.4%	40	$2,899
Other Securities	0.2		1,916

Total Exchange Traded Funds (Cost $4,626) ($ Thousands)			4,815

RIGHT — 0.0%
Other Securities		0.0	—

Total Right (Cost $—) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Other Securities		0.0	29

Total Convertible Bond (Cost $445) ($ Thousands)			29

WARRANTS — 0.0%
Other Securities		0.0	3

Total Warrants (Cost $32) ($ Thousands)			3

AFFILIATED PARTNERSHIP — 25.8%
SEI Liquidity Fund, L.P.
0.180%†** (B)	25.8	199,684,499	199,684

Total Affiliated Partnership (Cost $199,684) ($ Thousands)			199,684

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	3.3	25,636,773	25,637

Total Cash Equivalent (Cost $25,637) ($ Thousands)			25,637

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		1,858

Total U.S. Treasury Obligation (Cost $1,858) ($ Thousands)			1,858

Total Investments — 124.6% (Cost $954,365) ($ Thousands)			$965,354

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	309	Dec-2012	$(325)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $774,806 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $193,370 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $199,684 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$733,223	$105	$—	$733,328
Exchange Traded Funds	4,815	—	—	4,815
Warrants	3	—	—	3
Convertible Bond	—	—	29	29
Affiliated Partnership	—	199,684	—	199,684
Cash Equivalent	25,637	—	—	25,637
U.S. Treasury Obligation	—	1,858	—	1,858

Total Investments in Securities	$763,678	$201,647	$29	$965,354

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(325)	$—	$—	$(325)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended November 30, 2012, the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.4%

Consumer Discretionary — 15.1%
ANN*	0.3%	21,450	$720
Francesca’s Holdings* (A)	0.4	31,598	823
Pier 1 Imports (A)	0.4	50,182	963
Select Comfort*	0.4	32,960	883
Vail Resorts	0.4	17,066	961
Vitamin Shoppe*	0.5	18,279	1,083
Other Securities	12.7		27,541

			32,974

Consumer Staples — 3.8%
Ingredion	0.3	10,997	714
Other Securities	3.5		7,644

			8,358

Energy — 4.3%
Oasis Petroleum* (A)	0.4	30,554	923
Rosetta Resources* (A)	0.3	16,748	753
Other Securities	3.6		7,737

			9,413

Financials — 18.4%
EastGroup Properties‡	0.4	15,178	793
FirstMerit (A)	0.3	53,619	755
Horace Mann Educators	0.4	42,723	817
Iberiabank	0.4	16,587	809
Infinity Property & Casualty	0.3	13,079	716
Lexington Realty Trust‡	0.5	113,059	1,084
Netspend Holdings*	0.5	85,409	995
Platinum Underwriters Holdings	0.5	24,563	1,093
Susquehanna Bancshares	0.4	89,572	921
TCF Financial	0.3	59,479	707
Webster Financial	0.3	36,200	754
Other Securities	14.1		30,674

			40,118

Health Care — 10.9%
Akorn* (A)	0.3	53,286	719

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

HealthSouth*	0.4%	40,449	$889
HMS Holdings*	0.4	38,324	888
Masimo	0.3	33,990	704
MEDNAX* (A)	0.4	10,289	813
PAREXEL International*	0.5	31,254	1,009
Team Health Holdings*	0.5	36,697	1,027
Teleflex	0.4	12,906	893
Other Securities	7.7		16,754

			23,696

Industrials — 16.2%
Actuant, Cl A	0.6	46,282	1,332
Acuity Brands	0.3	10,614	702
Advisory Board*	0.3	16,484	746
Beacon Roofing Supply*	0.4	24,476	755
Belden	0.4	23,371	881
Chart Industries*	0.5	17,645	1,067
Dycom Industries*	0.3	39,520	710
G&K Services, Cl A	0.4	22,878	776
Genesee & Wyoming, Cl A* (A)	0.5	15,988	1,166
Hexcel*	0.7	55,216	1,427
IDEX	0.4	18,498	832
Old Dominion Freight Line*	0.4	24,110	806
Teledyne Technologies*	0.4	12,989	818
Other Securities	10.6		23,347

			35,365

Information Technology — 14.0%
Aspen Technology*	0.4	30,030	780
FEI	0.4	16,384	902
OSI Systems*	0.3	11,994	735
Parametric Technology*	0.5	49,147	995
Semtech*	0.3	27,140	742
Tangoe*	0.4	60,002	782
Other Securities	11.7		25,547

			30,483

Materials — 4.4%
Other Securities	4.4		9,680

Telecommunication Services — 0.1%
Other Securities	0.1		121

Utilities — 2.2%
Great Plains Energy	0.4	40,050	811
Portland General Electric	0.4	29,427	796
Other Securities	1.4		3,159

			4,766

Total Common Stock (Cost $188,091) ($ Thousands)			194,974

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Index Fund (A)	0.4%	10	$860

Total Exchange Traded Fund (Cost $834) ($ Thousands)			860

AFFILIATED PARTNERSHIP — 16.3%
SEI Liquidity Fund, L.P. 0.180%†** (B)	16.3	35,519,550	35,520

Total Affiliated Partnership (Cost $35,520) ($ Thousands)			35,520

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	5.5	11,881,460	11,881

Total Cash Equivalent (Cost $11,881) ($ Thousands)			11,881

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		885

Total U.S. Treasury Obligations (Cost $885) ($ Thousands)			885

Total Investments — 112.0% (Cost $237,211) ($ Thousands)			$244,120

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	216	Dec-2012	$69

For the period ended November 30, 2012, the total amount of all future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $217,904 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $34,456 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $35,520 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the und’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$194,974	$—	$—	$194,974
Exchange Traded Fund	860	—	—	860
Affiliated Partnership	—	35,520	—	35,520
Cash Equivalent	11,881	—	—	11,881
U.S. Treasury Obligations	—	885	—	885

Total Investments in Securities	$207,715	$36,405	$—	$244,120

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$69	$—	$—	$69

*	Futures contracts are valued at the unrealized appreciation on the instrument

During the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 14.8%
Dick’s Sporting Goods	0.3%	123,880	$6,505
DR Horton (A)	0.3	381,338	7,421
DSW, Cl A	0.3	96,780	6,584
Francesca’s Holdings* (A)	0.3	237,548	6,183
Hanesbrands*	0.4	236,128	8,524
Hibbett Sports* (A)	0.3	134,865	7,248
National CineMedia	0.3	471,558	6,743
Pier 1 Imports (A)	0.3	307,307	5,897
Vitamin Shoppe*	0.4	156,252	9,260
Whirlpool	0.4	96,352	9,813
Other Securities	11.3		256,641

			330,819

Consumer Staples — 3.0%
Other Securities	3.1		67,288

Energy — 5.8%
Dresser-Rand Group*	0.3	143,062	7,555
Dril-Quip* (A)	0.4	111,088	7,817
Gulfport Energy*	0.3	177,197	6,741
Other Securities	4.8		106,338

			128,451

Financials — 20.4%
American Campus Communities‡ (A)	0.3	144,022	6,308
American Financial Group	0.3	173,920	6,896
First Horizon National (A)	0.3	726,781	6,875
Jones Lang LaSalle (A)	0.3	77,182	6,330
Lexington Realty Trust‡ (A)	0.3	727,376	6,976
Simon Property Group‡	0.4	55,779	8,486
Western Alliance Bancorp*	0.3	595,533	6,051
Zions Bancorporation (A)	0.4	449,674	9,025
Other Securities	17.9		398,865

			455,812

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.7%
Cyberonics*	0.3%	116,945	$6,046
HealthSouth*	0.5	541,436	11,906
MEDNAX* (A)	0.5	125,863	9,943
PAREXEL International* (A)	0.4	253,769	8,194
Volcano* (A)	0.4	326,762	8,907
Other Securities	9.6		216,154

			261,150

Industrials — 16.2%
Actuant, Cl A	0.3	206,655	5,945
BE Aerospace*	0.5	218,836	10,364
Deluxe (A)	0.3	210,345	6,058
DigitalGlobe* (A)	0.3	260,183	6,489
Genesee & Wyoming, Cl A* (A)	0.5	149,364	10,896
Hexcel*	0.3	290,430	7,508
Landstar System	0.3	154,264	7,801
MSC Industrial Direct, Cl A (A)	0.5	143,303	10,412
Nordson	0.3	114,990	7,036
Old Dominion Freight Line* (A)	0.6	388,020	12,975
Polypore International* (A)	0.4	239,271	9,822
Sensata Technologies Holding*	0.3	191,728	5,917
United Rentals* (A)	0.3	161,374	6,702
WESCO International* (A)	0.4	135,012	8,729
Other Securities	10.9		245,725

			362,379

Information Technology — 16.1%
BroadSoft* (A)	0.4	264,600	8,369
Cadence Design Systems* (A)	0.5	950,351	12,098
CoStar Group* (A)	0.4	94,235	8,185
Parametric Technology*	0.4	440,134	8,908
Solera Holdings	0.4	183,992	9,523
Other Securities	13.9		312,592

			359,675

Materials — 5.5%
PolyOne	0.4	490,860	9,886
Other Securities	5.2		112,125

			122,011

Telecommunication Services — 0.5%
Other Securities	0.5		10,136

Utilities — 3.3%
Great Plains Energy	0.4	446,876	9,049
Portland General Electric	0.3	276,122	7,464
UGI	0.3	196,296	6,521

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.3%		$51,241

			74,275

Total Common Stock (Cost $2,018,140) ($ Thousands)			2,171,996

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Growth Index Fund (A)	0.4	114	10,624
Other Securities	0.3		6,561

Total Exchange Traded Funds (Cost $16,856) ($ Thousands)			17,185

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 23.5%
SEI Liquidity Fund, L.P. 0.180%†** (B)	23.6	525,465,736	525,466

Total Affiliated Partnership (Cost $525,466) ($ Thousands)			525,466

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	4.8	106,853,078	106,853

Total Cash Equivalent (Cost $106,853) ($ Thousands)			106,853

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,996

Total U.S. Treasury Obligations (Cost $3,996) ($ Thousands)			3,996

Total Investments — 126.6% (Cost $2,671,311) ($ Thousands)			$2,825,496

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	32	Dec-2012	$(111)
S&P Mid 400 Index E-MINI	25	Dec-2012	(50)

			$(161)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,232,568 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $509,878 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $525,466 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,171,880	$116	$—	$2,171,996
Exchange Traded Funds	17,185	—	—	17,185
Affiliated Partnership	—	525,466	—	525,466
Cash Equivalent	106,853	—	—	106,853
Warrant	—	—	—	—
U.S. Treasury Obligations	—	3,996	—	3,996

Total Investments in Securities	$2,295,918	$529,578	$—	$2,825,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(161)	$—	$—	$(161)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

For the period ended November 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 7.7%
DIRECTV*	0.9%	161,800	$8,041
PetSmart	0.7	84,932	6,001
Target	0.6	88,800	5,606
Other Securities	5.5		50,135

			69,783

Consumer Staples — 19.3%
Altria Group	0.8	200,320	6,773
Campbell Soup	0.9	210,700	7,743
Church & Dwight	0.8	140,267	7,595
Clorox	0.7	77,684	5,931
ConAgra Foods	1.4	426,340	12,730
CVS Caremark	0.7	137,600	6,400
Hershey	0.7	87,357	6,401
Hormel Foods	1.1	327,370	10,152
Kimberly-Clark	1.3	142,530	12,218
Philip Morris International	0.7	73,750	6,629
Reynolds American	0.9	182,034	7,958
Wal-Mart Stores	1.0	119,467	8,604
Other Securities	8.3		75,435

			174,569

Energy — 3.3%
Chevron	0.9	80,700	8,529
ConocoPhillips	0.7	106,100	6,041
Exxon Mobil	1.2	123,100	10,850
Imperial Oil	0.3	51,700	2,207
Other Securities	0.2		1,888

			29,515

Financials — 14.4%
Allied World Assurance Holdings	1.0	106,863	8,674
Chubb	0.6	75,000	5,774
Everest Re Group	1.0	79,207	8,592
PartnerRe	1.3	146,970	12,181
RenaissanceRe Holdings	1.1	114,982	9,516
Other Securities	9.4		85,719

			130,456

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.0%
Abbott Laboratories	1.0%	141,095	$9,171
AmerisourceBergen	1.2	249,764	10,545
Amgen	1.6	165,901	14,732
Becton Dickinson	0.8	93,888	7,198
Cardinal Health	0.9	209,691	8,482
Eli Lilly	0.6	112,915	5,537
Johnson & Johnson	1.0	129,956	9,062
McKesson	1.2	113,079	10,683
Merck	1.0	209,100	9,263
Pfizer	1.0	349,100	8,734
Other Securities	6.7		60,258

			153,665

Industrials — 5.8%
L-3 Communications Holdings, Cl 3	0.7	86,600	6,655
Lockheed Martin	0.8	73,974	6,902
Raytheon	0.8	122,800	7,016
Other Securities	3.5		32,091

			52,664

Information Technology — 8.8%
Amdocs	0.7	203,789	6,819
Harris	0.6	122,600	5,778
IAC	0.7	123,772	5,836
International Business Machines	0.8	40,251	7,651
Microsoft	0.7	227,200	6,048
Other Securities	5.3		47,480

			79,612

Materials — 2.1%
Other Securities	2.1		18,480

Telecommunication Services — 3.0%
AT&T	1.1	281,300	9,601
Other Securities	1.9		17,890

			27,491

Utilities — 14.7%
American Electric Power	0.7	144,905	6,180
American Water Works	0.9	212,080	8,095
Consolidated Edison	0.7	124,498	6,946
DTE Energy	1.2	177,014	10,723
PG&E	0.9	192,300	7,875
Pinnacle West Capital	0.6	111,361	5,731
PPL	0.6	194,300	5,703
Public Service Enterprise Group	0.6	189,729	5,709
Other Securities	8.5		76,163

			133,125

Total Common Stock (Cost $798,272) ($ Thousands)			869,360

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**†	3.9%	35,530,856	$35,531

Total Cash Equivalent (Cost $35,531) ($ Thousands)			35,531

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		3,002

Total U.S. Treasury Obligations (Cost $3,002) ($ Thousands)			3,002

Total Investments — 100.3% (Cost $836,805) ($ Thousands)			$907,893

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	356	Dec-2012	$1,068

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $905,068 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of, November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$869,360	$—	$—	$869,360
Cash Equivalent	35,531	—	—	35,531
U.S. Treasury Obligations	—	3,002	—	3,002

Total Investments in Securities	$904,891	$3,002	$—	$907,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,068	$—	$—	$1,068

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.2%

Argentina — 0.0%
Other Securities	0.0%		$8

Australia — 3.1%
Australia & New Zealand Banking Group	0.6	89,071	2,263
Newcrest Mining	0.5	70,855	1,896
Other Securities	2.0		7,492

			11,651

Austria — 0.1%
Other Securities	0.1		194

Belgium — 1.6%
InBev	0.6	26,546	2,327
Other Securities	1.0		3,484

			5,811

Brazil — 0.1%
Other Securities	0.1		420

Canada — 3.3%
Barrick Gold (A)	0.4	46,835	1,617
Other Securities	2.9		10,670

			12,287

Chile — 0.2%
Other Securities	0.2		818

China — 0.2%
Other Securities	0.2		702

Colombia — 0.1%
Other Securities	0.1		506

Czech Republic — 0.1%
Other Securities	0.1		222

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Denmark — 1.1%
Novo-Nordisk, Cl B	0.5%	12,514	$1,988
Other Securities	0.6		2,251

			4,239

Finland — 0.3%
Other Securities	0.3		1,096

France — 9.4%
Arkema	0.5	16,561	1,694
BNP Paribas	0.7	43,518	2,431
Compagnie Generale des Etablissements Michelin, Cl B	0.4	17,697	1,646
Sanofi-Aventis	1.6	67,221	6,003
Schneider Electric	0.9	51,511	3,620
Total	0.5	36,869	1,845
Other Securities	4.8		18,101

			35,340

Germany — 8.6%
Bayer	0.5	20,620	1,865
DaimlerChrysler	0.6	48,350	2,388
Deutsche Boerse	0.6	39,627	2,232
Infineon Technologies	0.4	215,899	1,656
Linde	0.8	17,656	3,053
Muenchener Rueckversicherungs	0.5	9,972	1,702
Siemens	0.8	28,043	2,892
Other Securities	4.4		16,517

			32,305

Hong Kong — 2.5%
Other Securities	2.5		9,505

India — 0.4%
Other Securities	0.4		1,395

Indonesia — 0.1%
Other Securities	0.1		391

Ireland — 1.0%
Other Securities	1.0		3,843

Israel — 1.1%
Check Point Software Technologies	0.6	50,441	2,329
Other Securities	0.5		1,641

			3,970

Italy — 0.9%
Other Securities	0.9		3,356

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 15.4%
Chugai Pharmaceutical	0.0%	5,300	$105
Daihatsu Motor	0.0	4,000	71
FANUC	0.9	20,000	3,371
Hino Motors	0.2	72,000	618
JGC	0.5	57,000	1,877
Jupiter Telecommunications	0.6	1,728	2,259
Nippon Telegraph & Telephone	0.5	45,300	2,024
Seven & I Holdings	0.5	69,700	2,030
Sumitomo Mitsui Financial Group	0.5	56,200	1,809
Toyota Motor ADR	0.1	4,790	412
Toyota Motor	0.8	70,000	3,000
Other Securities	10.8		40,062

			57,638

Jersey — 0.0%
Other Securities	0.0		174

Mexico — 0.4%
Other Securities	0.4		1,360

Netherlands — 3.5%
Akzo Nobel	0.9	55,933	3,196
Reed Elsevier	0.6	164,081	2,370
Other Securities	2.0		7,670

			13,236

New Zealand — 0.1%
Other Securities	0.1		434

Norway — 1.1%
DnB	0.6	172,531	2,149
Other Securities	0.5		2,061

			4,210

Philippines — 0.0%
Other Securities	0.0		9

Poland — 0.1%
Other Securities	0.1		455

Portugal — 0.0%
Other Securities	0.0		24

Russia — 0.7%
Other Securities	0.7		2,685

Singapore — 1.4%
Other Securities	1.4		5,379

South Africa — 0.6%
Other Securities	0.6		2,161

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

South Korea — 2.9%
KT&G	0.5%	23,738	$1,879
Samsung Electronics	1.0	2,815	3,655
Other Securities	1.4		5,421

			10,955

Spain — 1.0%
Other Securities	1.0		3,902

Sweden — 2.1%
Other Securities	2.1		7,789

Switzerland — 9.1%
Credit Suisse Group	0.5	89,980	2,131
Givaudan	0.7	2,607	2,618
Nestle	1.1	61,275	4,012
Novartis	1.1	65,892	4,079
Roche Holding	1.7	32,900	6,478
SGS	0.5	916	2,056
Sulzer	0.5	11,069	1,715
Zurich Insurance Group	0.6	9,378	2,394
Other Securities	2.4		8,843

			34,326

Taiwan — 0.1%
Other Securities	0.1		192

Thailand — 0.1%
Other Securities	0.1		208

United Kingdom — 18.3%
BG Group	0.9	190,069	3,259
BHP Billiton	0.7	87,781	2,760
British American Tobacco	0.6	45,553	2,390
Diageo	0.4	56,505	1,682
HSBC Holdings	0.5	164,843	1,685
Petrofac	0.5	76,578	1,998
Prudential	0.5	128,460	1,863
Shire	0.5	64,409	1,864
Tesco	0.9	643,081	3,351
Vodafone Group	0.8	1,142,649	2,951
Other Securities	12.0		44,911

			68,714

United States — 1.1%
Other Securities	1.1		4,123

Total Common Stock (Cost $340,373) ($ Thousands)			346,033

PREFERRED STOCK — 0.4%

Brazil — 0.0%
Other Securities	0.0		143

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

Germany — 0.4%
Other Securities	0.4%		$1,406

Total Preferred Stock (Cost $1,504) ($ Thousands)			1,549

		Number of Rights

RIGHT — 0.0%

Switzerland — 0.0%
Swiss Prime Site, Expires 12/05/12	0.0	—	—

Total Right (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 0.180%†** (B)	2.0	7,397,422	7,397

Total Affiliated Partnership (Cost $7,397) ($ Thousands)			7,397

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%†**	4.5	16,878,614	16,879

Total Cash Equivalent (Cost $16,879) ($ Thousands)			16,879

TIME DEPOSITS — 2.4%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR	6	1
2.404%, 12/01/2012	AUD	19	20
1.550%, 12/01/2012	NZD	—	—
0.550%, 12/01/2012	NOK	147	26
0.350%, 12/01/2012	SEK	62	9
0.198%, 12/01/2012	CAD	10	10
0.071%, 12/01/2012	GBP	48	77
0.030%, 12/01/2012		8,605	8,605
0.010%, 12/01/2012	JPY	2,658	32
0.010%, 12/01/2012	SGD	29	24
0.005%, 12/01/2012	CHF	42	46
0.005%, 12/01/2012	HKD	34	5
(0.150)%, 12/01/2012	DKK	74	13
(0.030)%, 12/01/2012	EUR	23	29

Total Time Deposits (Cost $8,897) ($ Thousands)			8,897

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0 .3		1,100

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)	$1,100

Total Investments — 101.8% (Cost $376,150)($ Thousands)	$381,855

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	171	Dec-2012	$111
FTSE 100 Index	59	Dec-2012	71
Hang Seng Index	7	Dec-2012	2
SPI 200 Index	17	Dec-2012	28
Topix Index	43	Dec-2012	216

			$428

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
2/9/13-2/19/13	EUR	1,103	USD	1,409	$(27)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(1,436)	1,409	$(27)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $375,266 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $7,111 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $7,397 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

November 30, 2012

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$340,439	$5,443	$151	$346,033
Preferred Stock	1,542	7	—	1,549
Right	—	—	—	—
Affiliated Partnership	—	7,397	—	7,397
Cash Equivalent	16,879	—	—	16,879
Time Deposits	8,897	—	—	8,897
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$367,757	$13,947	$151	$381,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$428	$—	$—	$428
Forwards Contracts*	—	(27)	—	(27)

Total Other Financial Instruments	$428	$(27)	$—	$401

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.0%
Other Securities	0.0%		$619

Australia — 1.6%
Other Securities	1.6		97,107

Austria — 0.9%
Schoeller-Bleckmann Oilfield
Equipment	0.5	266,870	27,653
Other Securities	0.4		26,735

			54,388

Belgium — 0.4%
Other Securities	0.4		26,104

Brazil — 4.3%
Banco Bradesco ADR	0.7	2,447,700	41,219
Cia de Saneamento Basico do
Estado de Sao Paulo ADR	0.8	604,451	49,184
Other Securities	2.8		167,602

			258,005

Canada — 5.0%
Other Securities	5.0		299,621

Chile — 0.0%
Other Securities	0.0		2,183

China — 3.6%
China Oilfield Services	0.4	11,649,400	23,269
China Petroleum & Chemical	0.6	32,732,900	34,718
China Telecom	0.0	3,914,000	2,131
Industrial & Commercial Bank of China	0.5	41,283,645	27,860

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.1%		$129,234

			217,212

Colombia — 0.3%
Other Securities	0.3		19,982

Czech Republic — 0.2%
Other Securities	0.2		12,813

Denmark — 1.0%
Novo-Nordisk, Cl B	0.5	193,919	30,800
Other Securities	0.5		31,300

			62,100

Finland — 0.1%
Other Securities	0.1		8,709

France — 3.6%
LVMH Moet Hennessy Louis Vuitton	0.5	160,676	28,191
Sanofi-Aventis	0.7	461,008	41,167
Other Securities	2.4		146,367

			215,725

Germany — 8.4%
Adidas	0.5	320,308	28,170
Hugo Boss	0.4	247,714	25,980
Kabel Deutschland Holding	0.4	356,717	25,795
SAP	1.0	729,719	56,982
Siemens	0.8	462,401	47,691
Symrise	0.5	796,885	27,750
Other Securities	4.8		294,330

			506,698

Hong Kong — 3.1%
China Mobile	0.2	1,363,500	15,588
Other Securities	2.9		171,701

			187,289

India — 1.1%
ICICI Bank ADR	0.7	972,700	39,871
Other Securities	0.4		23,937

			63,808

Indonesia — 1.4%
Other Securities	1.4		81,727

Ireland — 1.3%
Other Securities	1.3		77,981

Israel — 1.3%
Teva Pharmaceutical Industries ADR	0.7	1,060,950	42,809
Other Securities	0.6		32,134

			74,943

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Italy — 0.6%
Other Securities	0.6%		$34,464

Japan — 11.6%
Dena	0.5	756,946	27,765
Fuji Heavy Industries ADR	0.5	1,379,000	31,014
Hitachi	0.9	9,565,300	55,209
KDDI	0.7	618,847	45,774
Komatsu	0.5	1,401,363	31,385
Nitto Denko ADR (A)	0.5	1,039,060	27,223
Softbank	0.5	746,483	27,969
Toyota Motor	0.5	738,369	31,649
Other Securities	7.0		416,560

			694,548

Jersey — 0.0%
Other Securities	0.0		794

Malaysia — 0.1%
Other Securities	0.1		8,733

Mexico — 0.9%
Other Securities	0.9		51,383

Netherlands — 3.0%
Core Laboratories	0.6	335,800	34,648
Other Securities	2.4		148,010

			182,658

New Zealand — 0.1%
Other Securities	0.1		2,811

Norway — 2.3%
DnB	0.5	2,253,837	28,076
Seadrill	0.6	1,008,557	38,822
Statoil ADR	0.7	1,658,000	40,438
Other Securities	0.5		27,847

			135,183

Poland — 0.2%
Other Securities	0.2		14,168

Qatar — 0.4%
Other Securities	0.4		24,410

Russia — 0.6%
Other Securities	0.6		38,384

Singapore — 1.8%
Other Securities	1.8		106,663

South Africa — 0.6%
Sasol ADR	0.5	775,100	32,825

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.1%		$4,671

			37,496

South Korea — 4.2%
Hyundai Motor	0.4	127,912	26,637
Samsung Electronics	1.1	52,846	68,617
Other Securities	2.7		155,362

			250,616

Spain — 0.4%
Other Securities	0.4		22,919

Sweden — 2.5%
Getinge, Cl B	0.6	1,111,198	35,796
Hexagon, Cl B	0.4	1,056,844	26,125
Other Securities	1.5		89,218

			151,139

Switzerland — 4.1%
Roche Holding	0.6	171,688	33,804
Zurich Insurance Group ADR (A)	0.6	1,348,600	34,497
Other Securities	2.9		176,723

			245,024

Taiwan — 1.1%
Other Securities	1.1		67,173

Thailand — 1.4%
Other Securities	1.4		86,050

Turkey — 1.3%
Other Securities	1.3		75,302

United Kingdom — 16.9%
ARM Holdings	0.2	1,090,492	13,527
ARM Holdings ADR	1.0	1,504,053	56,131
AstraZeneca ADR	0.6	736,000	34,989
Barclays	0.7	10,019,196	39,501
British American Tobacco	0.5	570,177	29,918
Diageo ADR	0.4	203,600	24,344
Diageo	0.7	1,382,918	41,157
HSBC Holdings	1.1	6,467,878	65,973
Imperial Tobacco Group	0.7	1,039,295	41,590
Reckitt Benckiser Group	0.5	431,315	27,131
Rio Tinto ADR (A)	0.8	968,600	48,236
Royal Dutch Shell, Cl A	0.8	1,388,919	46,551
Royal Dutch Shell, Cl A (GBP)	0.1	120,089	4,022
Royal Dutch Shell ADR, Cl A	0.5	493,300	33,036
Shire	0.5	1,068,368	30,923
Other Securities	7.8		476,303

			1,013,332

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

United States — 3.1%
Schlumberger	0.5%	376,020	$26,931
Virgin Media (A)	0.4	753,022	26,484
Other Securities	2.2		135,636

			189,051

Total Common Stock (Cost $5,303,180) ($ Thousands)			5,699,315

PREFERRED STOCK — 0.7%

Brazil — 0.2%
Other Securities	0.2		12,192

Germany — 0.5%
Other Securities	0.5		28,640

Total Preferred Stock (Cost $31,725) ($ Thousands)			40,832

EXCHANGE TRADED FUND — 0.4%
iShares MSCI Emerging Markets Index Fund	0.4	553,400	23,132

Total Exchange Traded Fund (Cost $23,698) ($ Thousands)			23,132

AFFILIATED PARTNERSHIP — 6.6%
SEI Liquidity Fund, L.P. 0.180% †* (B)	6.6	395,260,256	395,260

Total Affiliated Partnership (Cost $395,260) ($ Thousands)			395,260

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%†*	1.4	83,200,953	83,201

Total Cash Equivalent (Cost $83,201) ($ Thousands)			83,201

TIME DEPOSITS — 1.9%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR	53	6
2.404%, 12/01/2012	AUD	433	452
1.550%, 12/01/2012	NZD	—	—
0.550%, 12/01/2012	NOK	3,362	594
0.350%, 12/01/2012	SEK	1	—
0.198%, 12/01/2012	CAD	334	337
0.071%, 12/01/2012	GBP	742	1,189
0.030%, 12/01/2012		111,575	111,575
0.010%, 12/01/2012	JPY	68,854	835
0.010%, 12/01/2012	SGD	34	28
0.005%, 12/01/2012	CHF	10	10
0.005%, 12/01/2012	HKD	610	79

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

(0.150)%, 12/01/2012	DKK	2	$—
(0.030)%, 12/01/2012	EUR	1,148	1,493

Total Time Deposits (Cost $116,598) ($ Thousands)			116,598

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4%		22,798

Total U.S. Treasury Obligations (Cost $22,796) ($ Thousands)			22,798

Total Investments — 106.2% (Cost $5,976,458) ($ Thousands)			$6,381,136

The open futures contracts held by the Fund at May 31, 2012, is as follows:

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,040	Dec-2012	$22
FTSE 100 Index	351	Dec-2012	177
Hang Seng Index	45	Dec-2012	8
S&P TSX 60 Index	106	Dec-2012	(91)
SPI 200 Index	114	Dec-2012	142
Topix Index	303	Dec-2012	955

			$1,213

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/8/13	EUR	17,652	USD	22,644	$(348)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($Thousands)
State Street	(22,992)	22,644	$(348)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,009,158 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $383,918 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $395,620 ($ Thousands).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2012

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,634,616	$64,651	$48	$5,699,315
Affiliated Partnership	—	395,260	—	395,260
Preferred Stock	40,832	—	—	40,832
Exchange Traded Fund	23,132	—	—	23,132
Time Deposits	116,598	—	—	116,598
U.S. Treasury Obligations	—	22,798	—	22,798
Cash Equivalent	83,201	—	—	83,201

Total Investments in Securities	$5,898,379	$482,709	$48	$6,381,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,213	$—	$—	$1,213
Forwards Contracts*	—	(348)	—	(348)

Total Other Financial Instruments	$1,213	$(348)	$—	$865

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 0.0%
Other Securities	0.0%		$14

Australia — 2.3%
Australia & New Zealand Banking Group	0.5	13,401	341
BHP Billiton ADR	0.6	5,200	375
Commonwealth Bank of Australia	0.6	5,675	353
Other Securities	0.6		360

			1,429

Austria — 1.9%
Schoeller-Bleckmann Oilfield Equipment	0.7	4,191	434
Other Securities	1.2		733

			1,167

Belgium — 0.0%
Other Securities	0.0		30

Brazil — 2.4%
Banco do Brasil	0.6	37,200	387
Other Securities	1.8		1,088

			1,475

Canada — 4.5%
Other Securities	4.5		2,798

Chile — 0.1%
Other Securities	0.1		48

China — 5.1%
China Oilfield Services	0.6	173,800	347

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Industrial & Commercial Bank of China	1.1%	983,222	$664
Other Securities	3.4		2,147

			3,158

Colombia — 0.5%
Other Securities	0.5		302

Czech Republic — 0.3%
Other Securities	0.3		199

Denmark — 0.9%
Novo-Nordisk, Cl B	0.9	3,542	563

Finland — 0.1%
Other Securities	0.1		34

France — 4.0%
Compagnie Generale des
Etablissements
Michelin, Cl B	0.9	6,057	563
LVMH Moet Hennessy Louis Vuitton	0.7	2,403	422
Other Securities	2.4		1,507

			2,492

Germany — 6.2%
Adidas	0.7	4,745	417
BASF	1.0	7,037	631
Fresenius Medical Care	0.6	5,702	392
SAP	0.9	6,752	527
Siemens	0.6	3,510	362
Other Securities	2.4		1,504

			3,833

Hong Kong — 4.3%
China Mobile	0.5	26,000	297
CNOOC	0.6	166,030	355
Orient Overseas International	0.6	55,500	352
Other Securities	2.6		1,676

			2,680

India — 1.2%
ICICI Bank ADR	1.0	15,300	627
Other Securities	0.2		138

			765

Indonesia — 0.3%
Other Securities	0.3		194

Ireland — 1.3%
ICON ADR *	0.6	12,433	343
Other Securities	0.7		481

			824

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Israel — 1.0%
Other Securities	1.0%		$612

Italy — 0.6%
Other Securities	0.6		353

Japan — 10.3%
Denso	0.6	10,200	335
Hitachi	0.8	86,000	496
Honda Motor ADR	0.5	9,900	330
Mitsubishi UFJ Financial Group	0.9	123,919	566
Secom	0.6	7,400	379
Toyota Motor	0.6	8,154	350
Other Securities	6.3		3,942

			6,398

Malaysia — 0.4%
Other Securities	0.4		273

Mexico — 1.0%
Other Securities	1.0		605

Netherlands — 2.3%
Core Laboratories	0.8	5,000	516
Unilever	0.8	13,303	505
Other Securities	0.7		420

			1,441

Norway — 1.0%
DnB	0.6	32,350	403
Other Securities	0.4		225

			628

Peru — 0.1%
Other Securities	0.1		83

Philippines — 0.4%
Other Securities	0.4		278

Poland — 0.7%
Other Securities	0.7		449

Russia — 0.0%
Other Securities	0.0		29

Singapore — 1.4%
Other Securities	1.4		867

South Africa — 0.4%
Other Securities	0.4		256

South Korea — 4.2%
Hyundai Motor	0.7	1,941	404

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Samsung Electronics	1.7%	834	$1,083
Other Securities	1.8		1,117

			2,604

Spain — 0.4%
Other Securities	0.4		268

Sweden — 2.2%
Getinge, Cl B	0.8	16,691	538
Other Securities	1.4		843

			1,381

Switzerland — 5.2%
Nestle	0.7	6,212	407
Roche Holding	1.3	4,023	792
Transocean	0.5	7,100	328
Other Securities	2.7		1,686

			3,213

Taiwan — 1.8%
Advanced Semiconductor Engineering ADR	0.6	83,153	343
Taiwan Semiconductor Manufacturing ADR	0.6	19,526	337
Other Securities	0.6		463

			1,143

Thailand — 1.1%
Other Securities	1.1		657

Turkey — 1.2%
Other Securities	1.2		730

United Kingdom — 16.1%
ARM Holdings	0.4	17,979	223
ARM Holdings ADR	1.4	23,177	865
British American Tobacco	0.8	9,691	508
Diageo	1.0	21,735	647
HSBC Holdings	1.3	75,069	765
Reckitt Benckiser Group	0.7	6,447	405
Rio Tinto ADR	0.6	7,600	378
Shire	0.9	19,059	552
Unilever ADR	0.6	9,400	360
Vodafone Group	0.5	130,244	336
Other Securities	7.9		4,962

			10,001

United States — 3.1%
Everest Re Group	0.6	3,300	358
Schlumberger	0.6	5,300	380
Other Securities	1.9		1,218

			1,956

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

Total Common Stock (Cost $53,553) ($ Thousands)			$56,230

PREFERRED STOCK — 1.9%

Brazil — 1.0%
Other Securities	1.0%		640

Canada — 0.1%
Other Securities	0 .1		73

Germany — 0 .8%
Volkswagen	0 .5	1,543	334
Other Securities	0 .3		158

			492

Total Preferred Stock (Cost $1,046) ($ Thousands)			1,205

EXCHANGE TRADED FUND — 0.2%
iShares MSCI Emerging Markets Index Fund	0.2	3,900	163

Total Exchange Traded Fund (Cost $181) ($ Thousands)			163

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%†**	3 .5	2,169,403	2,169

Total Cash Equivalent (Cost $2,169) ($ Thousands)			2,169

TIME DEPOSITS — 3.4%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR	—	—
2.404%, 12/01/2012	AUD	54	56
1.550%, 12/01/2012	NZD	2	1
0.550%, 12/01/2012	NOK	54	10
0.350%, 12/01/2012	SEK	98	15
0.198%, 12/01/2012	CAD	18	18
0.071%, 12/01/2012	GBP	44	71
0.030%, 12/01/2012		1,645	1,645
0.010%, 12/01/2012	JPY	6,337	77
0.010%, 12/01/2012	SGD	14	12
0.005%, 12/01/2012	CHF	23	25
0.005%, 12/01/2012	HKD	79	10
(0.150)%, 12/01/2012	DKK	80	14
(0.030)%, 12/01/2012	EUR	112	146

Total Time Deposits (Cost $2,100) ($ Thousands)			2,100

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3		170

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligation (Cost $170) ($ Thousands)	$170

Total Investments — 99.6% (Cost $59,219) ($ Thousands)	$62,037

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	20	Dec-2012	$3
FTSE 100 Index	7	Dec-2012	8
S&P TSX 60 Index	2	Dec-2012	—
SPI 200 Index	2	Dec-2012	3
Topix Index	5	Dec-2012	18

			$32

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/8/13	EUR	263	USD	337	$(5)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(342)	337	$(5)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $62,260 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2012

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,838	$1,392	$—	$56,230
Preferred Stock	1,205	—	—	1,205
Exchange Traded Fund	163	—	—	163
Time Deposits	2,100	—	—	2,100
U.S. Treasury
Obligation	—	170	—	170
Cash Equivalent	2,169	—	—	2,169

Total Investments in Securities	$60,475	$1,562	$—	$62,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$32	$—	$—	$32
Forwards Contracts *	—	(5)	—	(5)

Total Other Financial Instruments	$32	$(5)	$—	$27

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 24.9%
Acquisitions Gogeco Cable II, Term Loan B
0.000%, 09/20/2019 (A)	$250	$252
Advanstar Communications, 1st Lien
2.620%, 06/02/2014	517	435
Advantage Sales & Marketing
5.250%, 12/17/2017	984	989
Advantage Sales & Marketing, 2nd Lien
9.250%, 06/18/2018	550	550
0.000%, 06/18/2018 (A)	250	250
Affinion Group Holdings
5.000%, 10/09/2016	986	908
Air Medical Group Holdings
0.000%, 05/16/2018 (A)	1,400	1,386
Alliant Insurance Service
3.362%, 08/21/2014	653	653
Allison Transmission
4.250%, 08/15/2019	998	1,002
2.710%, 08/07/2014	145	145
American Rock Salt, Term Loan B
5.500%, 04/19/2017	745	735
Ameristar Casinos, Term Loan B
0.000%, 04/11/2018 (A)	300	303
Amwins Group
6.750%, 05/23/2019	348	351
5.750%, 06/06/2019	151	152
Aramark US
3.612%, 01/26/2014	239	239
3.466%, 01/26/2014	103	103
0.096%, 07/26/2016	27	28
Assuramed, 1st Lien
9.250%, 04/19/2020	700	651
5.500%, 10/23/2019	600	604
Asurion LLC, 1st Lien
0.000%, 06/10/2018 (A)	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asurion, 1st Lien
5.500%, 06/10/2018	$472	$475
Asurion, 2nd Lien
9.000%, 05/20/2019	446	458
Atlantic Broadband Finance, Term Loan B
5.250%, 03/20/2019	898	908
August Lux UK Holding
6.250%, 04/27/2018	593	599
August US Holding
6.250%, 04/27/2018	457	461
Avaya, Term Loan B-1
3.177%, 10/26/2014	163	154
Avaya, Term Loan B-3
4.927%, 10/26/2017	820	717
Biomet Dollar
3.468%, 03/25/2015	247	248
3.245%, 03/25/2015	177	178
BJ’s Wholesale Club
5.750%, 09/20/2019	1,250	1,264
Black Press US Partnership, Tranche B-1
2.422%, 08/02/2013	367	355
Black Press US Partnership, Tranche B-2
2.422%, 08/02/2013	223	215
Booz Allen Hamilton, Term Loan B
4.500%, 07/27/2019	400	403
Boyd Acquisition
5.750%, 11/14/2017	1,000	990
Burlington Coat Factory, Term Loan B
5.500%, 02/23/2017	508	512
Calpine
4.500%, 04/01/2018	296	297
Cannery Casino Resorts LLC
6.000%, 09/25/2018	300	299
CDW
3.724%, 10/12/2014	252	253
Cedar Fair
4.000%, 12/15/2017	529	533
Cedar Fair LP, Term Loan
0.000%, 12/15/2017 (A)	300	303
Cengage Learning Holdco
2.470%, 06/28/2014	971	740
Ceridian
5.977%, 11/08/2014	293	292
5.964%, 05/09/2017	345	344
Charter Communications, Term Loan C
3.470%, 09/06/2016	400	402
Citco
5.500%, 05/24/2018	1,086	1,097
Citco, Term Loan B
0.000%, 05/24/2018 (A)	300	304

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CommScope
4.250%, 01/14/2018	$296	$296
Commscope, Term Loan
0.000%, 01/14/2018 (A)	250	252
Community Health Systems, Term Loan B
3.992%, 01/25/2017	839	845
3.961%, 01/25/2017	22	23
ConvaTec Dollar
5.750%, 12/30/2016	1,262	1,269
Cristal Inorganic Chemicals US
6.112%, 11/15/2014	500	498
Cumulus Media Holdings
0.000%, 09/16/2018 (A)	500	503
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	688	686
David’s Bridal
5.000%, 10/05/2019	300	299
David’s Bridal, Term Loan B
0.000%, 10/05/2019 (A)	800	796
Davita, Term Loan B2
4.000%, 08/21/2019	1,000	1,002
Del Monte Foods
4.500%, 03/08/2018	1,075	1,076
Del Monte, Term Loan
0.000%, 02/26/2018 (A)	250	250
Dex Media West
7.250%, 10/24/2014	1,157	778
Dole Food, Tranche B-2
6.000%, 07/08/2018	5	5
5.000%, 07/08/2018	133	132
Dunkin Brands
4.000%, 11/23/2017	486	489
Dunkin Brands, Term Loan B2
0.000%, 11/23/2017 (A)	200	201
Eagle Parent
5.000%, 05/16/2018	595	597
Eagle Parent, Term Loan B
0.000%, 05/16/2018 (A)	800	802
Emergency Medical Services
0.000%, 04/27/2018 (A)	750	759
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/2018	493	497
Endurance International Group, Term Loan B
0.000%, 04/20/2018 (A)	727	725
Endurance International, 2nd Lien
10.250%, 11/06/2019	217	216
Energy Transfer Partners
3.750%, 03/23/2017	250	251
0.000%, 03/23/2017 (A)	300	301
EP Energy LLC
5.000%, 04/10/2018	800	807

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Equinox Fitness Clubs
0.000%, 11/19/2019 (A)	$1,500	$1,496
Essential Power
5.500%, 08/07/2019	800	807
Fibertech Networks LLC, Term Loan B
0.000%, 11/26/2019 (A)	978	984
First Data
4.217%, 03/24/2018	436	415
First Data, Term Loan B-3
2.967%, 09/24/2014	3	3
First Data, Tranche B-1
2.997%, 09/24/2014	29	29
Firth Rixson, Term Loan B
4.961%, 12/18/2015	250	246
Firth Rixson, Term Loan C
5.461%, 12/20/2016	250	248
Fortescue Metals Group Ltd.
5.250%, 10/12/2017	550	551
Foxco Acquistion LLC
5.500%, 07/14/2017	1,000	1,011
Freescale Semiconductor
4.480%, 12/01/2016	852	825
Generac Power Systems, Term Loan B
6.250%, 06/22/2018	652	665
Genpact International, Term Loan B
4.250%, 08/17/2019	1,250	1,259
Gibson Energy, Term Loan B
4.750%, 06/16/2018	988	998
Global Cash Access
7.000%, 02/01/2016	356	358
Go Daddy Operating Company LLC
5.500%, 12/17/2018	997	995
Gray Television, Term Loan B
0.000%, 10/11/2019 (A)	1,000	1,002
Guitar Center
5.620%, 04/09/2017	1,000	954
Harbor Freights Tools
5.500%, 11/14/2017	995	1,001
Harron Communications, Term Loan B
5.500%, 10/05/2017	585	586
HCA, Term Loan B
0.000%, 03/31/2017 (A)	300	300
Hologic, Term Loan B
4.500%, 07/19/2019	499	504
Hub International
4.732%, 06/14/2017	1,133	1,139
Iasis Healthcare, 1st Lien
5.000%, 05/03/2018	401	401
IMS Health
4.500%, 08/31/2017	887	894
IMS Health, Term Loan B
0.000%, 07/18/2017 (A)	200	202

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ineos Holdings
6.500%, 04/27/2018	$597	$604
Intelsat
3.221%, 02/01/2014	450	448
Intelsat Jackson Holdings, Term Loan B
5.250%, 04/03/2018	550	551
Intelsat Jackson Holdings, Term Loan B1
4.500%, 04/02/2018	195	196
Inventiv Health, Incremental Term Loan B-3
7.000%, 07/19/2018	494	481
Inventiv Health, Term Loan B
6.500%, 08/04/2016	1,111	1,047
J. Crew
4.750%, 01/26/2018	236	236
4.750%, 03/07/2018	749	751
Korons, 1st Lien
5.500%, 10/26/2019	1,000	1,007
Lamar Media
4.000%, 10/01/2016	248	250
Language Line, Term Loan B
6.250%, 06/20/2016	461	457
Lawson Software, Term Loan B
5.250%, 04/05/2018	848	856
0.000%, 04/05/2018 (A)	300	303
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	92	92
0.000%, 10/11/2019 (A)	8	—
Level 3 Communications
5.250%, 08/01/2019	600	604
Live Nation Entertainment
4.500%, 10/20/2016	828	831
MedMedia USA, Term Loan B
6.250%, 10/05/2013	299	275
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	644	646
Midcontinent Communications LLC, Term Loan B
0.000%, 12/31/2016 (A)	500	503
MTL Publishing, Term Loan B
5.500%, 03/05/2018	750	757
Navistar International
7.000%, 08/16/2017	1,350	1,353
NCI Building Systems
0.000%, 06/22/2018 (A)	250	250
NCI Building Systems, Tranche B
8.000%, 04/18/2014	643	642
Neiman Marcus Group
4.750%, 05/10/2018	741	741
Nelson Education, Term Loan B-1
2.862%, 07/05/2014	782	598
Newpage
0.000%, 11/16/2018 (A)	600	597

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nielsen Finance
2.219%, 12/31/2017	$87	$87
NRG Energy, Term Loan B
4.000%, 07/01/2018	195	197
0.000%, 06/10/2018 (A)	250	253
NXP
4.500%, 03/07/2017	473	477
Penn National Gaming, Term Loan B
3.750%, 06/14/2018	500	501
Progressive Waste Solutions, Term Loan B
0.000%, 10/22/2019 (A)	150	151
Proquest, Term Loan B
6.000%, 04/12/2018	498	498
Quintiles Transnational, Term Loan B
5.000%, 06/08/2018	650	652
0.000%, 06/08/2018 (A)	400	400
Raycom TV Broadcasting, Tranche B
4.500%, 05/31/2017	591	588
Re/Max International
5.500%, 04/16/2016	440	438
Re/Max International, Term Loan B
0.000%, 04/16/2016 (A)	250	251
Realogy
4.499%, 10/10/2016	98	98
4.478%, 10/10/2016	988	986
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	995	932
San Juan Cable Holdings, Term Loan B
6.000%, 06/09/2017	741	742
San Juan Cable LLC, Term Loan B
0.000%, 06/09/2017 (A)	250	251
Sealed Air, Term Loan B
0.000%, 10/03/2018 (A)	600	605
Seaworld Parks & Entertainment, Term Loan B
0.000%, 08/08/2017 (A)	400	404
Sedgwick Claims Management
5.000%, 12/31/2016	594	595
Sedgwick Claims Management Services
0.000%, 12/31/2016 (A)	500	501
Sensata Technologies
4.000%, 05/10/2018	988	989
Sequa
3.720%, 12/03/2014	469	467
3.690%, 12/03/2014	31	31
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	500	499
Sheridan Healthcare
6.000%, 06/29/2018	499	502
0.000%, 06/29/2018 (A)	200	202

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sheridan Holdings
9.000%, 06/29/2019	$250	$253
Smart & Final
0.000%, 11/08/2019 (A)	1,000	997
Smart Technologies
2.996%, 08/28/2014	491	466
Sohos Public Ltd.
0.000%, 05/04/2019 (A)	1,250	1,258
Solvest, Tranche C-2
6.000%, 07/08/2018	5	5
5.000%, 07/08/2018	242	240
Standard Aero, Term Loan B2
6.250%, 10/19/2018	312	311
Star West Generation, Term Loan B
6.000%, 05/17/2018	1,113	1,112
Stations Casinos LLC, Term Loan B
5.500%, 09/18/2019	1,000	1,003
Sungard Data Systems
4.064%, 02/28/2016	92	92
3.860%, 02/28/2016	20	20
3.859%, 02/28/2016	159	159
Sungard Data Systems, Term Loan B
3.846%, 02/28/2016	46	46
Surgical Care Affiliates LLC, Term Loan B
0.000%, 12/29/2017 (A)	1,400	1,386
Telesat Canada, Term Loan B
4.250%, 03/26/2019	399	401
Terex
0.000%, 04/28/2017 (A)	495	499
Texas Competitive
4.938%, 10/10/2017	173	112
4.776%, 10/10/2017	120	78
4.718%, 10/10/2017	571	372
The Pantry, Term Loan B
5.750%, 07/31/2019	750	759
0.000%, 07/26/2019 (A)	250	253
The Yankee Candle
5.250%, 04/02/2019	746	753
Trans Union LLC, Term Loan B
0.000%, 02/26/2018 (A)	500	508
Transdigm, Term Loan
4.000%, 02/14/2017	491	493
Transdigm, Term Loan B
0.000%, 02/14/2017 (A)	500	502
TransUnion LLC, Term Loan
5.500%, 02/26/2018	585	593
Tronox, 1st Lien
5.500%, 03/03/2017	997	1,014
4.250%, 02/08/2018	214	215
Tronox, Term Loan B
4.250%, 02/03/2018	784	788
TWCC Holding, Term Loan
4.250%, 02/11/2017	488	492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TWCC Holding, Term Loan B
0.000%, 02/11/2017 (A)	$300	$304
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	987	973
United Surgical Partners International, Term Loan
5.250%, 04/30/2017	1,082	1,083
Universal Health Services, Term Loan B
3.750%, 11/15/2016	210	210
Univision Communications, Term Loan B
4.462%, 03/31/2017	955	932
Valeant Pharmaceuticals International, Term Loan B
4.750%, 02/13/2019	149	150
0.000%, 09/27/2019 (A)	1,000	1,003
Vanguard Health, Term Loan
5.000%, 01/15/2016	1,080	1,087
0.000%, 01/15/2016 (A)	200	202
Verint Systems, Term Loan B
4.500%, 10/06/2017	308	309
VRW Funding, Term Loan B
0.000%, 04/03/2017 (A)	400	402
Walter Energy, Term Loan B
4.000%, 04/02/2018	351	351
0.000%, 03/04/2018 (A)	300	301
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	74	74
4.250%, 03/14/2018	290	291
Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	145	146
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	199	200
Waste Industries USA, Term Loan B
4.750%, 03/16/2017	685	687
0.000%, 03/16/2017 (A)	300	302
WCA Waste
5.500%, 03/23/2018	496	499
WCA Waste Systems, Term Loan B
5.500%, 03/23/2018	1	1
Web.com Group, Term Loan B
0.000%, 10/27/2017 (A)	1,000	994
Weight Watchers International, Term Loan F
3.750%, 03/12/2019	746	750
West, Term Loan B
5.750%, 06/02/2018	846	859
0.000%, 06/02/2018 (A)	150	153
Wide Open West Finance
6.250%, 07/17/2018	399	403
Zayo Group, Term Loan B
7.125%, 07/02/2019	264	266

Total Loan Participations (Cost $110,647) ($ Thousands)		110,452

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 4.2%

Consumer Discretionary — 0.2%
Amazon.com
0.650%, 11/27/2015	$150	$150
Comcast
5.850%, 11/15/2015	100	114
Newell Rubbermaid
2.000%, 06/15/2015	125	126
Target
0.495%, 07/18/2014 (B)	200	201
Viacom
1.250%, 02/27/2015	95	96
Walt Disney MTN
0.450%, 12/01/2015	200	199

		886

Consumer Staples — 0.8%
AbbVie
1.072%, 11/06/2015 (B) (C)	125	126
American Renal Holdings
8.375%, 05/15/2018	250	264
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	100	100
0.700%, 07/14/2014 (B)	100	101
Ashtead Capital
6.500%, 07/15/2022 (C)	500	533
Ceridian
8.875%, 07/15/2019 (C)	300	321
CHS
7.125%, 07/15/2020	375	397
ConAgra Foods
1.350%, 09/10/2015	10	10
Costco Wholesale
0.650%, 12/07/2015	225	225
Elizabeth Arden
7.375%, 03/15/2021	100	111
ERAC USA Finance LLC
1.400%, 04/15/2016 (C)	25	25
Heineken
0.800%, 10/01/2015 (C)	75	75
Kraft Foods Group
1.625%, 06/04/2015 (C)	125	127
PepsiCo
0.800%, 08/25/2014	120	121
Reynolds American
7.250%, 06/01/2013	100	103
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
6.875%, 02/15/2021	185	199
5.750%, 10/15/2020 (C)	415	424
UR Financing Escrow
5.750%, 07/15/2018 (C)	100	108

		3,420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 0.5%
Canadian Natural Resources
5.700%, 05/15/2017	$150	$178
Energy Transfer Equity
7.500%, 10/15/2020	500	567
EP Energy LLC
7.750%, 09/01/2022 (C)	215	223
MEG Energy
6.375%, 01/30/2023 (C)	1,000	1,038

		2,006

Financials — 1.2%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	100	102
American Express Credit MTN
1.504%, 06/12/2015 (B)	206	210
American Honda Finance
1.850%, 09/19/2014 (C)	200	204
American International Group
4.250%, 09/15/2014	150	159
Bank of America
1.500%, 10/09/2015	200	201
Bank of Montreal MTN
0.878%, 09/11/2015 (B)	125	126
Bank of New York Mellon MTN
3.100%, 01/15/2015	140	147
Bank of Nova Scotia
0.525%, 10/10/2014 (B)	150	150
BB&T
1.013%, 04/28/2014 (B)	125	126
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	126
Capital One Financial
2.150%, 03/23/2015	150	153
Caterpillar Financial Services MTN
1.375%, 05/20/2014	95	96
Citigroup
0.678%, 06/09/2016 (B)	150	142
General Electric Capital MTN
1.180%, 05/09/2016 (B)	150	150
Goldman Sachs Group MTN
1.600%, 11/23/2015	150	150
Hartford Financial Services Group
4.625%, 07/15/2013	81	83
HSBC Bank
0.740%, 05/15/2013 (B) (C)	200	200
HSBC USA
2.375%, 02/13/2015	150	154
Hyundai Capital America
1.625%, 10/02/2015 (C)	35	35
John Deere Capital
0.950%, 06/29/2015	150	151

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Capital XXI
1.263%, 02/02/2037 (B)	$250	$187
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (C)	175	179
Monumental Global Funding
0.540%, 01/15/2014 (B) (C)	230	230
Morgan Stanley MTN
0.651%, 01/09/2014 (B)	200	198
Principal Life Global Funding II
0.976%, 07/09/2014 (B) (C)	50	50
Reinsurance Group of America
5.625%, 03/15/2017	200	227
Royal Bank of Canada MTN
0.630%, 04/17/2014 (B)	250	250
Royal Bank of Scotland Group
2.550%, 09/18/2015	55	56
Standard Chartered
1.260%, 05/12/2014 (B) (C)	200	201
Toronto-Dominion Bank
0.640%, 07/14/2014 (B)	105	105
Toyota Motor Credit
0.875%, 07/17/2015	100	100
UBS
1.875%, 01/23/2015 (C)	250	256
Unitrin
6.000%, 05/15/2017	110	121
Ventas Realty
3.125%, 11/30/2015‡	150	159
Wells Fargo
1.500%, 07/01/2015	125	127

		5,311

Health Care — 0.5%
Alere
9.000%, 05/15/2016	1,000	1,050
Biomet
6.500%, 08/01/2020 (C)	375	392
Hologic
6.250%, 08/01/2020 (C)	630	669
McKesson
0.950%, 12/04/2015	80	80
Sanofi
0.672%, 03/28/2014 (B)	75	75
WellPoint
1.250%, 09/10/2015	41	42

		2,308

Industrials — 0.5%
Caterpillar
1.375%, 05/27/2014	100	101
Clean Harbors
5.250%, 08/01/2020	900	925
Continental Airlines
0.768%, 06/02/2013 (B)	142	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Danaher
1.300%, 06/23/2014	$160	$162
Packaging Dynamics
8.750%, 02/01/2016 (C)	600	632
Penske Truck Leasing
2.500%, 07/11/2014 (C)	15	15
Pentair Finance
1.350%, 12/01/2015 (C)	80	80
United Technologies
1.200%, 06/01/2015	56	57

		2,111

Information Technology — 0.1%
Hewlett-Packard
0.823%, 05/30/2014 (B)	175	171
Texas Instruments
0.490%, 05/15/2013 (B)	150	150
Xerox
1.130%, 05/16/2014 (B)	160	160

		481

Materials — 0.1%
E.I. du Pont de Nemours
0.789%, 03/25/2014 (B)	70	70
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (C)	400	403
Xstrata Finance Canada
1.800%, 10/23/2015 (C)	125	125
Yara International
5.250%, 12/15/2014 (C)	100	108

		706

Telecommunication Services — 0.2%
Hughes Satellite Systems
6.500%, 06/15/2019	250	269
Telesat Canada
6.000%, 05/15/2017 (C)	600	627

		896

Utilities — 0.1%
DTE Energy
1.118%, 06/03/2013 (B)	76	76
Georgia Power
1.300%, 09/15/2013	150	151

		227

Total Corporate Obligations (Cost $17,955) ($ Thousands)		18,352

ASSET-BACKED SECURITIES — 2.1%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	200	205

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	$75	$75
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (C)	134	136
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	14	14
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	64	64
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	101	101
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	170	170
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	180	182
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	57	59
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	5	5
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	100	101
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	33	34
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	125	125
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (C)	55	55
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (C)	100	101
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	37	37
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	50	50
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	37	37
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	$210	$213
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	156
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	45	45
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	75	75
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/2013 (C)	—	—
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	26	26
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	127	127
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	150	152
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	100	100
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/2014	80	81
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	105	105
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	180
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
1.361%, 01/15/2016 (B)	150	151
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	180
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.698%, 06/20/2017 (B)	115	115
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	165	166
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	175	176
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (C)	150	154

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	$80	$80
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (C)	5	5
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (C)	125	126
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	72
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/2014	13	13
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	50	50
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	125	125
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	105	105
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	110	110
MMCA Auto Owner Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (C)	98	98
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	200	201
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	18	18
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	125	125
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (C)	126	126
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	11	11
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	61	61

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	$100	$100
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	120	120
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	65	65
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	24	25
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/2013	29	29
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	20	20

		5,849

Credit Cards — 0.2%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.388%, 09/15/2016 (B)	145	145
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	225	226
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (C)	250	270
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	120	121
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (C)	125	125

		987

Other Asset-Backed Securities — 0.6%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (C)	250	252
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	110	111

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	$268	$269
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	286	288
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	55	56
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	70	70
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
0.727%, 12/15/2014 (B) (C)	135	135
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.858%, 12/15/2014 (B) (C)	200	200
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.558%, 09/15/2016 (B)	120	120
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (C)	28	28
GE Equipment Midticket LLC Series 2011-1, Ser 2011-1, Cl A3
1.000%, 08/24/2015	302	304
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	70	70
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (C)	150	150
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	95	95
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	160	160
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (C)	200	200
SLM Student Loan Trust, Ser 2011-B, Cl A1
0.685%, 12/16/2024 (B) (C)	92	92

		2,600

Total Asset-Backed Securities (Cost $9,431) ($ Thousands)		9,436

MORTGAGE-BACKED SECURITIES — 2.0%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC TBA
2.500%, 12/15/2027	500	522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
6.000%, 09/01/2039 to 04/01/2040	$367	$403
FNMA TBA
3.500%, 12/01/2040	500	534
3.000%, 12/25/2026	1,500	1,582
2.500%, 12/01/2027	1,100	1,151
NCUA Guaranteed Notes CMO
0.229%, 06/12/2013 (B)	260	260
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.668%, 10/07/2020 (B)	247	248
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.589%, 05/07/2020 (B)	50	50

		4,750

Non-Agency Mortgage-Backed Obligations — 0.9%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/2037 (C)	125	128
Banc of America Funding, Ser 2005-F, Cl 4A1
3.080%, 09/20/2035 (B)	312	234
Banc of America Funding, Ser 2006-D, Cl 3A1
3.108%, 05/20/2036 (B)	245	200
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.758%, 08/15/2029 (B) (C)	7	7
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.002%, 02/25/2035 (B)	132	126
Bear Stearns ARM Trust 2006-1, Ser 2006-1, Cl A1
2.370%, 02/25/2036 (B)	—	—
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	107	107
COMM Mortgage Trust, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	206	207
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.658%, 12/15/2020 (B) (C)	28	28
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (C)	207	218
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	105	105
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	81	82

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Concluded)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	$120	$131
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (B)	49	50
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (C)	119	129
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	75	75
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (C)	119	126
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (C)	194	203
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (C)	71	72
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	120	122
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	54	54
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	198	197
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.994%, 06/25/2037 (B)	204	159
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (B)	120	122
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.857%, 07/25/2035 (B)	257	213
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	88	93
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	122	122
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (B)	144	148

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.503%, 12/25/2035 (B)	$257	$237
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (C)	78	79
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	122	122
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	124	124

		4,020

Total Mortgage-Backed Securities (Cost $8,997) ($ Thousands)		8,770

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
4.875%, 12/13/2013	400	419
0.320%, 12/11/2013	850	851
0.180%, 01/09/2013	1,100	1,100
FHLMC
4.875%, 11/15/2013	600	627
1.625%, 04/15/2013	500	503
1.375%, 01/09/2013	500	500
0.500%, 10/15/2013	700	702
0.450%, 01/09/2014	500	501
FNMA
1.750%, 05/07/2013	1,500	1,509
1.000%, 09/23/2013	450	453
0.750%, 12/18/2013	550	553

Total U.S. Government Agency Obligations (Cost $7,718) ($ Thousands)		7,718

MUNICIPAL BOND — 0.0%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	200	208

Total Municipal Bonds (Cost $207) ($ Thousands)		208

AFFILIATED PARTNERSHIP — 58.0%
SEI LIBOR Plus Portfolio
0.180%†*	34,539,811	257,322

Total Affiliated Partnership (Cost $268,984) ($ Thousands)		257,322

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%†*	33,110,012	$33,110

Total Cash Equivalent (Cost $33,110) ($ Thousands)		33,110

REPURCHASE AGREEMENT — 1.1%
BNP Paribas (D)
0.230%, dated 11/30/12, to be repurchased on 12/03/2012, repurchase price $5,000,096 (collateralized by a GNMA obligation, par value 5,086,840, 3.500%, 08/20/42; with total market value $5,100,000)	$5,000	5,000

Total Repurchase Agreement (Cost $5,000) ($ Thousands)		5,000

Total Investments — 101.6% (Cost $462,049) ($ Thousands)		$450,368

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(7)	Mar-2013	$(2)
U.S. 2-Year Treasury Note	(4)	Mar-2013	—
U.S. 5-Year Treasury Note	(13)	Mar-2013	(2)
U.S. Long Treasury Bond	(1)	Mar-2013	(1)

			$(5)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $443,403 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2012

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Tri-Party Repurchase Agreement

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA —Government National Mortgage Association

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$110,452	$—	$110,452
Corporate Obligations	—	18,352	—	18,352
Asset-Backed Securities	—	9,436	—	9,436
Mortgage-Backed Securities	—	8,770	—	8,770
U.S. Government Agency Obligations	—	7,718	—	7,718
Municipal Bond	—	208	—	208
Affiliated Partnership	257,322	—	—	257,322
Repurchase Agreement	—	5,000	—	5,000
Cash Equivalent	33,110	—	—	33,110

Total Investments in Securities	$290,432	$159,936	$—	$450,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(5)	$—	$—	$(5)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.1%

Agency Mortgage-Backed Obligations — 31.5%
FHLMC
11.000%, 02/17/2021	$867	$911
10.000%, 03/17/2026 to 10/01/2030	2,230	2,546
8.000%, 06/01/2030	5	6
7.500%, 08/01/2030 to 09/01/2038	1,728	2,089
7.000%, 11/01/2015 to 04/01/2032	365	430
6.750%, 03/15/2031	2,570	4,022
6.500%, 06/01/2017 to 09/01/2039	9,123	10,309
6.000%, 04/01/2017 to 08/01/2038	24,264	26,742
5.625%, 11/23/2035	1,581	1,804
5.500%, 12/01/2013 to 12/01/2038	48,043	53,150
5.000%, 02/01/2019 to 04/01/2042	53,022	58,258
4.500%, 07/01/2026 to 09/01/2042	69,087	76,736
4.000%, 10/01/2025 to 11/01/2042	131,002	145,509
3.500%, 12/01/2025 to 12/01/2041	18,538	19,932
3.000%, 07/01/2032 to 09/01/2042	4,755	5,030
2.470%, 10/01/2036 (A)	961	1,028
0.125%, 01/14/2013 to 03/01/2013	28,050	28,045
FHLMC ARM (A)
6.448%, 02/01/2037	191	207
6.386%, 12/01/2036	217	235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.367%, 11/01/2037	$243	$265
6.211%, 05/01/2037	448	480
6.108%, 09/01/2036	162	175
6.034%, 11/01/2036	427	463
6.012%, 04/01/2037	98	106
6.007%, 02/01/2037	160	170
5.992%, 04/01/2037	635	679
5.960%, 05/01/2037	2,453	2,602
5.924%, 05/01/2037	76	82
5.883%, 03/01/2037	80	87
5.826%, 08/01/2037	716	769
5.769%, 04/01/2038	211	225
5.720%, 11/01/2037	6	7
5.639%, 06/01/2037	482	522
5.580%, 10/01/2038	417	452
5.542%, 05/01/2036	528	567
5.126%, 01/01/2036	1,995	2,121
5.055%, 07/01/2036	580	627
4.989%, 01/01/2035	209	225
3.427%, 05/01/2036	537	574
3.292%, 05/01/2037	1,384	1,482
3.286%, 11/01/2036	451	481
3.283%, 03/01/2037	283	300
3.225%, 12/01/2036	300	321
3.220%, 03/01/2037	541	574
3.210%, 04/01/2037	127	137
3.143%, 05/01/2038	530	566
3.111%, 05/01/2037	598	638
2.978%, 05/01/2037	346	372
2.940%, 12/01/2036	586	624
2.935%, 09/01/2036	864	929
2.886%, 11/01/2036	164	177
2.871%, 09/01/2036	349	372
2.870%, 05/01/2037	178	191
2.860%, 02/01/2037	903	966
2.758%, 10/01/2036	1,493	1,603
2.729%, 09/01/2036	4,070	4,364
2.714%, 10/01/2036	155	166
2.693%, 08/01/2037	1,433	1,534
2.671%, 12/01/2036	628	673
2.627%, 01/01/2037	1,340	1,430
2.590%, 10/01/2036	702	750
2.572%, 12/01/2036	809	865
2.552%, 10/01/2037	639	682
2.532%, 11/01/2036	422	449
2.488%, 08/01/2036	1,139	1,215
2.467%, 07/01/2036	596	636
2.375%, 08/01/2036	404	430
2.370%, 05/01/2036	375	399
2.306%, 05/01/2037	209	223
2.300%, 04/01/2037	228	243
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	13	14

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	$229	$259
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/2023	7,405	8,278
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	837	957
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	937	1,072
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.492%, 02/15/2029 (A)	599	39
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	65	73
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	970	1,093
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	666	764
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	139	153
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	225	260
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,874	2,149
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	443	494
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	964	1,104
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/2032 (A)	732	838
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	957	1,141
FHLMC CMO, Ser 2002-48, Cl 1A
6.200%, 07/25/2033 (A)	54	63
FHLMC CMO, Ser 2003-2551, Cl NS
14.102%, 01/15/2033 (A)	439	555
FHLMC CMO, Ser 2003-2575, Cl LM
4.500%, 05/15/2032	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/2032	$21	$21
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/2018	658	695
FHLMC CMO, Ser 2003-2631, Cl SA
14.469%, 06/15/2033 (A)	339	427
FHLMC CMO, Ser 2003-2671, Cl S
14.377%, 09/15/2033 (A)	333	431
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	762	821
FHLMC CMO, Ser 2003-2690, Cl SJ
8.838%, 10/15/2033 (A)	99	101
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/2033	5	5
FHLMC CMO, Ser 2003-2695, Cl SX
16.048%, 10/15/2033 (A)	6	6
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/2033	13	13
FHLMC CMO, Ser 2003-2725, Cl SC
8.753%, 11/15/2033 (A)	219	248
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	514	612
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	642	772
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	580	665
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	694	800
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	603	699
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	785	935
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	1,013
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,724

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	$437	$430
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	948	978
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/2033	8	8
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	171	166
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	2,000	2,232
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	819	941
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	609	715
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	847	1,023
FHLMC CMO, Ser 2005-2929, Cl PE, PO
5.000%, 05/15/2033	1,066	1,087
FHLMC CMO, Ser 2005-2931, Cl DC
4.000%, 06/15/2018	102	103
FHLMC CMO, Ser 2005-2945, Cl SA
11.920%, 03/15/2020 (A)	1,399	1,714
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	227	224
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	442	498
FHLMC CMO, Ser 2005-2981, Cl FA
0.608%, 05/15/2035 (A)	503	505
FHLMC CMO, Ser 2005-2990, Cl LK
0.578%, 10/15/2034 (A)	629	632
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/2034	661	682
FHLMC CMO, Ser 2005-3001, Cl HP
21.168%, 05/15/2035 (A)	116	158
FHLMC CMO, Ser 2005-3006, Cl QS
19.596%, 07/15/2035 (A)	592	817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2005-3012, Cl GK
23.814%, 06/15/2035 (A)	$126	$187
FHLMC CMO, Ser 2005-3049, Cl XF
0.558%, 05/15/2033 (A)	634	637
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	394	385
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	697	666
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	2,258	2,544
FHLMC CMO, Ser 2006-3102, Cl FB
0.508%, 01/15/2036 (A)	391	393
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	729	819
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	358	345
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	594	564
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	926	1,037
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	1,826	1,923
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,735	1,949
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	912	1,002
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.442%, 08/15/2036 (A)	876	148
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.382%, 09/15/2036 (A)	569	84
FHLMC CMO, Ser 2006-3256, Cl S, IO
6.482%, 12/15/2036 (A)	2,337	415
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.192%, 01/15/2037 (A)	859	137
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/2031	95	95

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/2035	$1,995	$2,050
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	135	130
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/2023	1,000	1,056
FHLMC CMO, Ser 2007-3345, Cl FP
0.408%, 11/15/2036 (A)	125	125
FHLMC CMO, Ser 2007-3345, Cl PF
0.388%, 05/15/2036 (A)	142	142
FHLMC CMO, Ser 2007-3346, Cl FA
0.438%, 02/15/2019 (A)	6,474	6,487
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	184	180
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.242%, 11/15/2037 (A)	740	104
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.792%, 11/15/2037 (A)	828	87
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.206%, 11/15/2037 (A)	582	89
FHLMC CMO, Ser 2007-76, Cl 2A
3.470%, 10/25/2037 (A)	1,185	1,209
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	1,947	2,104
FHLMC CMO, Ser 2008-3422, Cl SE
16.930%, 02/15/2038 (A)	139	178
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.822%, 05/15/2038 (A)	4,555	452
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.842%, 05/15/2038 (A)	866	104
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.986%, 06/15/2038 (A)	2,340	404
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	468	520
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	604	560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/2037	$633	$46
FHLMC CMO, Ser 2009-3523, Cl SD
19.074%, 06/15/2036 (A)	394	548
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	5,195	5,874
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/2039 (A)	293	312
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	556	513
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	629	598
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/2036	449	427
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	592	531
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.036%, 12/15/2039 (A)	2,225	340
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	378	358
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.022%, 01/15/2040 (A)	614	88
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	472	456
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	3,542	3,896
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	7,561	7,896
FHLMC CMO, Ser 2010-3631, Cl SJ, IO
6.032%, 02/15/2040 (A)	1,764	298
FHLMC CMO, Ser 2010-3632, Cl BS
16.807%, 02/15/2040 (A)	400	598
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,545	3,966
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,174	1,206

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	$1,637	$1,834
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,973	240
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	2,177	2,637
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	708	824
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,649	256
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,966	100
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.792%, 10/15/2040 (A)	1,682	417
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	2,024	65
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	2,104	140
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	1,513	104
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	2,188	188
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.136%, 01/15/2040 (A)	2,731	166
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,105	1,291
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	648	703
FHLMC CMO, Ser 2011-3855, Cl HJ
3.000%, 02/15/2026	1,749	1,807
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.742%, 05/15/2041 (A)	4,339	517
FHLMC CMO, Ser 2011-3895, Cl WA
5.696%, 10/15/2038 (A)	684	753
FHLMC CMO, Ser 2012-4012, Cl FN
0.739%, 03/15/2042 (A)	1,917	1,935

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.402%, 04/15/2042 (A)	$359	$56
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,914	1,924
FHLMC CMO, Ser 2012-4048, Cl FJ
0.631%, 07/15/2037 (A)	1,853	1,862
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.842%, 04/15/2039 (A)	6,689	1,509
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.742%, 06/15/2042 (A)	581	135
FHLMC CMO, Ser 2012-4068, Cl DS IO
5.792%, 06/15/2042 (A)	6,299	1,590
FHLMC CMO, Ser 2012-4073, Cl TS, IO
5.792%, 07/15/2042 (A)	3,464	907
FHLMC CMO, Ser 2012-4092, Cl SB, IO
3.000%, 09/15/2031	4,217	455
FHLMC CMO, Ser 2012-4102, Cl AI, IO
6.392%, 09/15/2042 (A)	2,673	814
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,595	295
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	589	669
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	8,950	9,183
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K020, Cl X1, IO
1.615%, 05/25/2022 (A)	1	—
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.515%, 06/25/2022 (A)	5,970	676
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	2,824	3,191
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	2,596	3,042

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	$80	$88
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.052%, 01/25/2020 (A)	18,669	1,128
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.230%, 04/25/2020 (A)	13,060	889
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.676%, 06/25/2020 (A)	11,064	1,056
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.508%, 08/25/2020 (A)	6,268	525
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K014, Cl X1, IO
1.456%, 04/25/2021 (A)	6,043	514
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.676%, 07/25/2021 (A)	6,921	790
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.583%, 10/25/2021 (A)	2,288	253
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.457%, 12/25/2021 (A)	3,599	363
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.559%, 02/25/2018 (A)	28,065	1,947
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, Cl X1, IO
2.094%, 05/25/2018 (A)	8,664	847
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	3,246	3,757
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
0.000%, 04/01/2028	470	435
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.492%, 08/15/2036 (A)	1,954	283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	$3,590	$266
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,474	3,758
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.708%, 08/15/2042 (A)	2,970	2,986
FHLMC TBA
3.000%, 02/15/2042 to 01/15/2043	44,015	46,076
2.500%, 12/15/2027 to 01/15/2028	74,100	77,228
FNMA
8.000%, 04/01/2015 to 11/01/2037	778	905
7.500%, 06/01/2030 to 04/01/2039	2,500	2,987
7.000%, 12/01/2015 to 02/01/2039	7,618	8,960
6.500%, 05/01/2017 to 07/01/2039	17,041	19,631
6.000%, 06/01/2016 to 11/01/2048	100,835	111,925
5.500%, 04/01/2014 to 07/01/2039	48,937	53,502
5.000%, 02/01/2020 to 09/01/2041	193,385	213,362
4.762%, 02/01/2020	741	874
4.672%, 07/01/2020	751	887
4.640%, 01/01/2021	981	1,164
4.540%, 01/01/2020	1,447	1,698
4.530%, 12/01/2019	3,930	4,667
4.500%, 07/01/2020 to 12/01/2041	42,368	46,118
4.399%, 02/01/2020	6,000	7,003
4.390%, 05/01/2021	1,000	1,177
4.380%, 04/01/2021	2,000	2,349
4.369%, 02/01/2020	1,940	2,266
4.368%, 04/01/2020	2,182	2,554
4.340%, 06/01/2021	1,000	1,178
4.338%, 11/01/2021	6,117	7,180
4.317%, 07/01/2021	1,279	1,506
4.303%, 07/01/2021	5,803	6,832
4.300%, 04/01/2021	1,200	1,405
4.260%, 07/01/2021	1,000	1,169
4.250%, 04/01/2021	3,000	3,512
4.240%, 11/01/2019 to 06/01/2021	2,920	3,396
4.120%, 04/01/2020	1,164	1,338
4.066%, 07/01/2020	2,489	2,869
4.060%, 07/01/2021	1,000	1,155
4.050%, 01/01/2021	1,430	1,651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 04/01/2019 to 11/01/2042	$167,555	$185,107
3.975%, 11/01/2020	797	914
3.940%, 07/01/2021	1,500	1,727
3.930%, 01/01/2021	1,000	1,145
3.820%, 06/01/2017	1,926	2,136
3.800%, 03/01/2018	1,954	2,191
3.770%, 09/01/2021	3,000	3,416
3.740%, 07/01/2020	1,381	1,557
3.632%, 12/01/2020	4,078	4,591
3.630%, 01/01/2018	2,000	2,226
3.590%, 12/01/2020	970	1,086
3.583%, 09/01/2020	6,890	7,727
3.520%, 01/01/2018	2,966	3,289
3.505%, 09/01/2020	4,830	5,374
3.500%, 01/01/2026 to 12/01/2042	66,236	71,789
3.430%, 10/01/2020	1,944	2,154
3.380%, 01/01/2018	1,500	1,660
3.290%, 10/01/2020	1,000	1,100
3.230%, 11/01/2020	1,500	1,646
3.030%, 12/01/2021	1,479	1,602
3.000%, 03/01/2027 to 01/15/2043	53,307	56,474
2.970%, 11/01/2018	1,450	1,576
2.940%, 05/01/2022	992	1,067
2.790%, 07/01/2022	1,000	1,065
2.690%, 10/01/2017	1,498	1,608
2.670%, 07/01/2022	994	1,051
2.646%, 10/01/2022	8,456	8,907
2.600%, 06/01/2022	992	1,044
2.520%, 10/01/2022	2,000	2,090
2.500%, 10/01/2022 to 10/01/2042	18,018	18,751
2.470%, 09/01/2022	1,496	1,558
2.370%, 07/01/2019 to 11/01/2022	2,000	2,096
2.320%, 12/01/2022	1,500	1,529
2.280%, 11/01/2022	2,000	2,052
2.200%, 07/01/2019	2,488	2,621
2.100%, 06/01/2019	1,000	1,049
2.030%, 08/01/2019	2,030	2,111
1.940%, 07/01/2019	1,000	1,023
1.580%, 01/01/2020	2,000	2,022
1.400%, 07/01/2017	2,500	2,562
0.695%, 10/20/2062	1,500	1,500
FNMA ARM (A)
6.277%, 09/01/2037	4,135	4,536
6.200%, 08/01/2036	215	235
6.171%, 09/01/2036	635	683
6.034%, 09/01/2037	473	509
5.922%, 04/01/2037	589	631
5.879%, 09/01/2037	265	290

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.841%, 03/01/2037	$3,188	$3,440
5.779%, 05/01/2037	116	127
5.725%, 06/01/2036	44	48
5.705%, 05/01/2037	1,728	1,841
5.612%, 01/01/2023	391	429
5.500%, 07/01/2037	213	228
3.871%, 11/01/2036	661	711
3.554%, 11/01/2037	675	722
3.192%, 10/01/2036	1,417	1,518
3.188%, 10/01/2036	234	250
3.026%, 11/01/2036	448	479
2.977%, 05/01/2036	277	296
2.940%, 06/01/2036	982	1,056
2.919%, 08/01/2036	371	398
2.878%, 07/01/2036	482	515
2.864%, 09/01/2037	59	64
2.843%, 07/01/2037	697	748
2.835%, 06/01/2036	913	978
2.780%, 02/01/2037	681	721
2.776%, 06/01/2036	465	495
2.753%, 09/01/2036	246	262
2.682%, 10/01/2036	366	392
2.666%, 05/01/2032	2	2
2.660%, 12/01/2036	1,030	1,106
2.619%, 11/01/2037	319	342
2.400%, 12/01/2022	1,200	1,218
2.380%, 12/01/2022	2,000	2,045
2.340%, 01/01/2023	1,200	1,223
2.330%, 02/01/2034	8	8
2.275%, 01/01/2033	10	11
2.231%, 01/31/2043	1,750	1,785
2.217%, 01/01/2037	580	613
2.215%, 02/01/2037	395	417
2.211%, 01/31/2043	1,750	1,783
2.191%, 12/25/2023	1,500	1,526
2.185%, 09/01/2036	301	318
2.118%, 01/01/2043	3,685	3,717
2.074%, 07/01/2037	265	284
2.074%, 01/01/2023	2,000	2,018
2.000%, 12/01/2023	1,500	1,521
1.675%, 03/01/2034	129	130
1.509%, 12/25/2020	2,000	2,022
1.408%, 01/25/2023	1,500	1,505
0.971%, 01/01/2019	494	497
0.654%, 09/01/2022	1,170	1,173
0.608%, 10/01/2022	3,000	3,006
0.502%, 11/01/2022	2,000	2,004
0.482%, 11/01/2022	1,000	1,002
0.000%, 12/01/2035	215	231
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	176	201
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	535	613

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	$651	$741
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	452	528
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	195	250
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	883	981
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	973	1,108
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	721	813
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	652	741
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	461	534
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	655	726
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	196	179
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	583	621
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	65	74
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	632	671
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	439	518
FNMA CMO, Ser 2002-10, Cl SB
18.702%, 03/25/2017 (A)	76	91
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	640	784
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	64	64
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	715	842
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,776	3,144
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	41	49
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	907	962
FNMA CMO, Ser 2003-131, Cl SK
15.785%, 01/25/2034 (A)	460	620
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	2,000	2,331
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/2032	$191	$193
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/2032	88	87
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/2014	412	415
FNMA CMO, Ser 2003-30, Cl HS, IO
7.442%, 07/25/2017 (A)	80	1
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	285	272
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	146	149
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	678	741
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/2031	491	498
FNMA CMO, Ser 2003-68, Cl QT
4.000%, 07/25/2022	6	6
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,500	2,729
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,275
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	508	488
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	275	288
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	153	148
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	366	361
FNMA CMO, Ser 2004-61, Cl FH
1.007%, 11/25/2032 (A)	934	948
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,500	1,669
FNMA CMO, Ser 2005-106, Cl US
23.806%, 11/25/2035 (A)	822	1,260
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/2032	941	964
FNMA CMO, Ser 2005-123, Cl FG
0.658%, 07/25/2034 (A)	6	6
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/2019	283	287
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,250	1,344

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	$1,054	$1,147
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	1,219	1,376
FNMA CMO, Ser 2005-72, Cl SB
16.356%, 08/25/2035 (A)	408	514
FNMA CMO, Ser 2005-74, Cl CS
19.449%, 05/25/2035 (A)	438	633
FNMA CMO, Ser 2005-74, Cl SK
19.559%, 05/25/2035 (A)	335	485
FNMA CMO, Ser 2005-90, Cl ES
16.356%, 10/25/2035 (A)	309	414
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	266	249
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/2032	1,563	1,587
FNMA CMO, Ser 2006-104, Cl IC, IO
6.393%, 11/25/2036 (A)	1,715	379
FNMA CMO, Ser 2006-117, Cl GS, IO
6.442%, 12/25/2036 (A)	513	76
FNMA CMO, Ser 2006-118, Cl A2
0.277%, 12/25/2036 (A)	768	733
FNMA CMO, Ser 2006-125, Cl SM, IO
6.993%, 01/25/2037 (A)	2,937	475
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	375	350
FNMA CMO, Ser 2006-23, Cl FK
0.457%, 04/25/2036 (A)	397	398
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	404	372
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/2036	448	420
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	417	430
FNMA CMO, Ser 2006-33, Cl LS
29.216%, 05/25/2036 (A)	305	546
FNMA CMO, Ser 2006-44, Cl FP
0.608%, 06/25/2036 (A)	452	455
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	228	218
FNMA CMO, Ser 2006-46, Cl SW
23.438%, 06/25/2036 (A)	341	479
FNMA CMO, Ser 2006-51, Cl SP, IO
6.442%, 03/25/2036 (A)	476	85
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	611	680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2006-56, Cl FC
0.497%, 07/25/2036 (A)	$499	$501
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/2024	333	332
FNMA CMO, Ser 2006-56, Cl PF
0.557%, 07/25/2036 (A)	613	618
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	454	430
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	816	796
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	980	1,139
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	754	888
FNMA CMO, Ser 2006-83, Cl SG, IO
6.293%, 09/25/2036 (A)	2,856	498
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/2035	2,000	2,169
FNMA CMO, Ser 2006-94, Cl GI, IO
6.442%, 10/25/2026 (A)	1,199	183
FNMA CMO, Ser 2007-100, Cl SM, IO
6.243%, 10/25/2037 (A)	1,838	299
FNMA CMO, Ser 2007-101, Cl A2
0.457%, 06/27/2036 (A)	1,610	1,595
FNMA CMO, Ser 2007-112, Cl SA, IO
6.243%, 12/25/2037 (A)	1,222	220
FNMA CMO, Ser 2007-114, Cl A6
0.407%, 10/27/2037 (A)	1,600	1,591
FNMA CMO, Ser 2007-116, Cl HI, IO
2.276%, 01/25/2038 (A)	1,430	104
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	4,567	5,168
FNMA CMO, Ser 2007-29, Cl SG
21.975%, 04/25/2037 (A)	286	400
FNMA CMO, Ser 2007-43, Cl FL
0.507%, 05/25/2037 (A)	264	265
FNMA CMO, Ser 2007-53, Cl SH, IO
5.893%, 06/25/2037 (A)	1,254	198
FNMA CMO, Ser 2007-54, Cl FA
0.608%, 06/25/2037 (A)	1,036	1,044
FNMA CMO, Ser 2007-54, Cl PF
0.459%, 06/25/2037 (A)	917	918
FNMA CMO, Ser 2007-60, Cl AX, IO
6.942%, 07/25/2037 (A)	1,928	389

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2007-64, Cl FA
0.677%, 07/25/2037 (A)	$112	$110
FNMA CMO, Ser 2007-65, Cl KI, IO
6.413%, 07/25/2037 (A)	1,392	190
FNMA CMO, Ser 2007-68, Cl SC, IO
6.493%, 07/25/2037 (A)	1,580	239
FNMA CMO, Ser 2007-72, Cl EK, IO
6.193%, 07/25/2037 (A)	1,687	248
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	381	379
FNMA CMO, Ser 2007-79, Cl SB
23.256%, 08/25/2037 (A)	142	198
FNMA CMO, Ser 2007-85, Cl SG
15.731%, 09/25/2037 (A)	493	651
FNMA CMO, Ser 2007-92, Cl YS, IO
5.573%, 06/25/2037 (A)	1,419	181
FNMA CMO, Ser 2008-1, Cl BI, IO
5.703%, 02/25/2038 (A)	1,535	200
FNMA CMO, Ser 2008-20, Cl SA, IO
6.783%, 03/25/2038 (A)	865	156
FNMA CMO, Ser 2008-22, Cl IO, IO
6.222%, 03/25/2037 (A)	14,918	2,009
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,500	1,664
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	387	440
FNMA CMO, Ser 2008-24, Cl PF
0.857%, 02/25/2038 (A)	565	573
FNMA CMO, Ser 2008-32, Cl SA, IO
6.643%, 04/25/2038 (A)	624	82
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	1,388	14
FNMA CMO, Ser 2008-4, Cl SD, IO
5.793%, 02/25/2038 (A)	2,722	380
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	3,500	3,827
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	743
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	678	728
FNMA CMO, Ser 2009-17, Cl QS, IO
6.442%, 03/25/2039 (A)	783	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	$4,657	$5,074
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	925	117
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	1,498	1,465
FNMA CMO, Ser 2009-84, Cl WS, IO
5.693%, 10/25/2039 (A)	999	117
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	8,150	7,834
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	721	103
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	964	890
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	1,551	67
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	1,289	1,404
FNMA CMO, Ser 2009-99, Cl SC, IO
5.973%, 12/25/2039 (A)	1,011	112
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/2019	3,931	4,571
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	4,202	4,796
FNMA CMO, Ser 2010-1, Cl WA
6.162%, 02/25/2040 (A)	582	643
FNMA CMO, Ser 2010-100, Cl CS, IO
6.442%, 09/25/2040 (A)	3,540	626
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	2,411	2,639
FNMA CMO, Ser 2010-118, Cl YB, IO
6.293%, 10/25/2040 (A)	2,856	452
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	4,048
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,580	1,711
FNMA CMO, Ser 2010-136, Cl SA, IO
5.793%, 12/25/2040 (A)	2,539	433
FNMA CMO, Ser 2010-142, Cl SM, IO
6.323%, 12/25/2040 (A)	2,501	370
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	1,142	1,188

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	$7,577	$1,285
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	649	746
FNMA CMO, Ser 2010-23, Cl KS, IO
6.892%, 02/25/2040 (A)	1,187	165
FNMA CMO, Ser 2010-27, Cl AS, IO
6.272%, 04/25/2040 (A)	4,607	745
FNMA CMO, Ser 2010-35, Cl SB, IO
6.212%, 04/25/2040 (A)	1,432	200
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	476	444
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	1,000	1,060
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/2040	3,842	4,202
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	1,246	1,389
FNMA CMO, Ser 2010-68, Cl SA, IO
4.793%, 07/25/2040 (A)	3,270	585
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/2019	1,374	1,577
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	8,896	10,370
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	72	75
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	934	1,016
FNMA CMO, Ser 2011-30, Cl LS, IO
4.478%, 04/25/2041 (A)	2,634	199
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	1,377	1,503
FNMA CMO, Ser 2011-53, Cl ST, IO
5.713%, 06/25/2041 (A)	3,005	427
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	3,301	3,532
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	16,990	17,917
FNMA CMO, Ser 2011-63, Cl SW, IO
6.473%, 07/25/2041 (A)	3,524	572
FNMA CMO, Ser 2011-75, Cl FA
0.758%, 08/25/2041 (A)	635	641
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.743%, 09/25/2041 (A)	6,092	1,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	$4,975	$700
FNMA CMO, Ser 2011-96, Cl SA, IO
6.343%, 10/25/2041 (A)	6,508	1,228
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,676
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,473
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,836
FNMA CMO, Ser 2012-101, Cl FC
0.708%, 09/25/2042 (A)	994	1,002
FNMA CMO, Ser 2012-137, Cl CF
0.540%, 08/25/2041 (A)	1,500	1,499
FNMA CMO, Ser 2012-14, Cl FB
0.658%, 08/25/2037 (A)	925	929
FNMA CMO, Ser 2012-14, Cl FL
0.658%, 12/25/2040 (A)	960	967
FNMA CMO, Ser 2012-16, Cl ST, IO
6.243%, 03/25/2042 (A)	269	51
FNMA CMO, Ser 2012-17, Cl SA, IO
6.492%, 07/25/2026 (A)	2,802	487
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/2042	1,000	1,175
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	300	335
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	3,239	3,607
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.393%, 04/25/2042 (A)	1,023	191
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/2042	7,800	8,723
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	4,200	4,716
FNMA CMO, Ser 2012-47, Cl HF
0.608%, 05/25/2027 (A)	4,596	4,632
FNMA CMO, Ser 2012-63, Cl DS, IO
6.343%, 03/25/2039 (A)	2,841	744
FNMA CMO, Ser 2012-66, Cl SA, IO
5.793%, 06/25/2042 (A)	994	171
FNMA CMO, Ser 2012-74, Cl SA, IO
6.443%, 03/25/2042 (A)	2,900	584
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	200	179
FNMA CMO, Ser 2012-75, Cl AS, IO
6.443%, 03/25/2042 (A)	2,300	444

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-75, Cl NS, IO
6.392%, 07/25/2042 (A)	$1,146	$260
FNMA CMO, Ser 2012-75, Cl NS, PO
0.000%, 03/25/2042	400	358
FNMA CMO, Ser 2012-76, Cl AC
6.500%, 07/25/2042	6,960	7,872
FNMA CMO, Ser 2012-84, Cl KS, IO
5.793%, 08/25/2042 (A)	7,247	970
FNMA CMO, Ser 2012-89, Cl FD
0.658%, 04/25/2039 (A)	1,480	1,487
FNMA CMO, Ser 2012-9, Cl MS, IO
6.492%, 02/25/2027 (A)	2,653	535
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	10,853	1,314
FNMA CMO, Ser 2012-97, Cl FB
0.708%, 09/25/2042 (A)	1,494	1,505
FNMA CMO, Ser 2012-M11, Cl FA
0.744%, 08/25/2019 (A)	2,463	2,485
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	11,998	12,923
FNMA CMO, Ser 2012-M15, Cl A
2.746%, 10/25/2022 (A)	9,218	9,775
FNMA CMO, Ser 2012-M8, Cl ASQ2
1.520%, 12/25/2019	505	518
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	413
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	937	1,104
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,832	2,247
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	603	730
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	766	895
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	471	434
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	299	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	$675	$119
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	1,030	153
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	5,393	691
FNMA Interest STRIPS CMO, Ser 2012-409, Cl CB, IO
3.500%, 11/25/2041	2,842	298
FNMA Interest STRIPS CMO, Ser 2012-409, Cl CS, IO,
3.000%, 11/25/2026 to 04/25/2027	12,353	1,005
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.708%, 08/25/2042 (A)	1,489	1,501
FNMA TBA
4.000%, 12/14/2039	10,200	10,928
3.500%, 12/25/2042	5,207	5,654
3.000%, 12/12/2042 to 02/25/2043	117,395	123,343
2.500%, 01/01/2026 to 12/01/2042	158,340	165,097
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.985%, 12/25/2042 (A)	877	1,033
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	917	1,073
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,230	1,435
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	513	617
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	418	487
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	801	968
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,240
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	854	986
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	645	738

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.428%, 03/25/2045 (A)	$2,258	$2,250
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	307	370
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.428%, 02/25/2036 (A)	523	520
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.467%, 11/25/2046 (A)	1,132	1,127
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.935%, 07/25/2037 (A)	63	108
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,603	1,838
GNMA
9.500%, 12/15/2020	6	6
7.500%, 10/15/2037 to 09/20/2038	1,060	1,269
7.000%, 12/20/2017 to 06/15/2035	3,466	4,105
6.500%, 01/15/2024 to 02/15/2039	6,105	7,132
6.000%, 12/15/2023 to 10/20/2040	28,268	32,103
5.000%, 10/20/2039 to 11/20/2040	9,774	10,817
4.500%, 01/20/2040 to 03/20/2041	25,537	28,147
3.782%, 01/25/2053	1,000	1,103
GNMA ARM (A)
3.500%, 05/20/2041 to 10/20/2041	2,150	2,300
3.000%, 08/20/2041 to 01/20/2042	3,425	3,665
1.750%, 04/20/2028 to 07/20/2034	552	577
1.630%, 01/20/2060	1,420	1,467
1.625%, 03/20/2032 to 03/20/2034	282	294
GNMA CMO, Ser 2001-18, Cl WH
31.698%, 04/20/2031 (A)	96	204
GNMA CMO, Ser 2001-22, Cl PS
20.468%, 03/17/2031 (A)	682	1,100
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,615	1,904
GNMA CMO, Ser 2002-23, Cl SD
20.391%, 04/16/2032 (A)	948	1,486
GNMA CMO, Ser 2002-51, Cl SG
31.601%, 04/20/2031 (A)	83	174
GNMA CMO, Ser 2002-57, Cl SB
109.387%, 08/16/2032	73	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2002-69, Cl SC
16.044%, 02/20/2032 (A)	$122	$134
GNMA CMO, Ser 2003-60, Cl GS
12.071%, 05/16/2033 (A)	111	137
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	4,153	4,807
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	1,125	1,243
GNMA CMO, Ser 2003-97, Cl SA, IO
6.343%, 11/16/2033 (A)	495	106
GNMA CMO, Ser 2004-17, Cl MZ
5.500%, 03/16/2034	1,076	1,311
GNMA CMO, Ser 2004-28, Cl SV
8.789%, 04/20/2034 (A)	1,062	1,193
GNMA CMO, Ser 2004-34, Cl CS
19.363%, 02/20/2034 (A)	57	76
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	112	112
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	274	299
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	63	61
GNMA CMO, Ser 2004-87, Cl SB
7.434%, 03/17/2033 (A)	202	226
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	95	105
GNMA CMO, Ser 2005-3, Cl SB, IO
5.893%, 01/20/2035 (A)	1,186	186
GNMA CMO, Ser 2005-7, Cl JM
16.264%, 05/18/2034 (A)	203	248
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,244
GNMA CMO, Ser 2006-16, Cl GS, IO,
6.783%, 04/20/2036 (A)	1,515	274
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	122	115
GNMA CMO, Ser 2006-38, Cl SG, IO
6.439%, 09/20/2033 (A)	1,807	120
GNMA CMO, Ser 2006-38, Cl SW, IO
6.293%, 06/20/2036 (A)	1,036	130
GNMA CMO, Ser 2007-17, Cl AF
0.407%, 04/16/2037 (A)	687	689
GNMA CMO, Ser 2007-26, Cl SW, IO
5.989%, 05/20/2037 (A)	2,004	300
GNMA CMO, Ser 2007-27, Cl SD, IO
5.989%, 05/20/2037 (A)	732	114

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2007-42, Cl SB, IO
6.542%, 07/20/2037 (A)	$1,035	$167
GNMA CMO, Ser 2007-45, Cl QA, IO
6.433%, 07/20/2037 (A)	663	107
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.343%, 11/20/2037 (A)	761	110
GNMA CMO, Ser 2007-78, Cl SA, IO
6.323%, 12/16/2037 (A)	11,654	1,941
GNMA CMO, Ser 2007-81, Cl SP, IO
6.442%, 12/20/2037 (A)	954	161
GNMA CMO, Ser 2007-82, Cl SA, IO
6.319%, 12/20/2037 (A)	624	100
GNMA CMO, Ser 2007-9, Cl CI, IO
5.992%, 03/20/2037 (A)	813	115
GNMA CMO, Ser 2008-10, Cl S, IO
5.619%, 02/20/2038 (A)	1,134	157
GNMA CMO, Ser 2008-2, Cl MS, IO
6.953%, 01/16/2038 (A)	682	110
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	267	260
GNMA CMO, Ser 2008-33, Cl XS, IO
7.493%, 04/16/2038 (A)	448	83
GNMA CMO, Ser 2008-55, Cl SA, IO
5.989%, 06/20/2038 (A)	1,083	166
GNMA CMO, Ser 2008-95, Cl DS, IO
7.093%, 12/20/2038 (A)	1,636	279
GNMA CMO, Ser 2009-102, Cl SM, IO
6.193%, 06/16/2039 (A)	2,054	234
GNMA CMO, Ser 2009-106, Cl AS, IO
6.193%, 11/16/2039 (A)	1,621	282
GNMA CMO, Ser 2009-106, Cl KS, IO
6.193%, 11/20/2039 (A)	18,585	2,972
GNMA CMO, Ser 2009-106, Cl SU, IO
6.343%, 05/20/2037 (A)	3,498	519
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	608	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	$30	$6
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	1,120	144
GNMA CMO, Ser 2009-22, Cl SA, IO
6.063%, 04/20/2039 (A)	1,644	229
GNMA CMO, Ser 2009-24, Cl DS, IO
6.089%, 03/20/2039 (A)	888	94
GNMA CMO, Ser 2009-25, Cl SE, IO
7.389%, 09/20/2038 (A)	634	110
GNMA CMO, Ser 2009-31, Cl TS, IO
6.092%, 03/20/2039 (A)	1,594	212
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	267	42
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,834	49
GNMA CMO, Ser 2009-42, Cl SC, IO
5.873%, 06/20/2039 (A)	554	76
GNMA CMO, Ser 2009-43, Cl SA, IO
5.739%, 06/20/2039 (A)	1,417	215
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	1,125	1,272
GNMA CMO, Ser 2009-6, Cl SH, IO
5.829%, 02/20/2039 (A)	1,192	160
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	729	101
GNMA CMO, Ser 2009-65, Cl TS, IO
6.189%, 12/20/2038 (A)	2,186	340
GNMA CMO, Ser 2009-66, Cl XS, IO
6.593%, 07/16/2039 (A)	209	27
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,829
GNMA CMO, Ser 2009-67, Cl SA, IO
5.843%, 08/16/2039 (A)	1,440	178
GNMA CMO, Ser 2009-72, Cl SM, IO
6.036%, 08/16/2039 (A)	1,893	273
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	892	963

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	$1,067	$1,019
GNMA CMO, Ser 2009-8, Cl PS
6.093%, 08/16/2038 (A)	160	25
GNMA CMO, Ser 2009-83, Cl TS, IO
5.889%, 08/20/2039 (A)	1,383	166
GNMA CMO, Ser 2010-113, Cl BS, IO
4.043%, 09/20/2040 (A)	2,471	380
GNMA CMO, Ser 2010-116, Cl MP
3.500%, 09/16/2040	1,531	1,662
GNMA CMO, Ser 2010-121, Cl SE, IO
6.423%, 09/20/2040 (A)	2,084	348
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	526	510
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	580	541
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	372
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/2033	167	165
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/2039	958	1,053
GNMA CMO, Ser 2010-14, Cl SH, IO
5.473%, 02/16/2040 (A)	928	191
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	4,216	455
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,326	1,151
GNMA CMO, Ser 2010-167, Cl US, IO
5.923%, 11/20/2038 (A)	900	113
GNMA CMO, Ser 2010-20, Cl SE, IO
6.042%, 02/20/2040 (A)	3,970	692
GNMA CMO, Ser 2010-20, Cl SC, IO
5.943%, 02/20/2040 (A)	4,330	728
GNMA CMO, Ser 2010-26, Cl QS, IO
6.043%, 02/20/2040 (A)	71	13
GNMA CMO, Ser 2010-3, Cl MS, IO
7.792%, 11/20/2038 (A)	2,482	315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2010-31, Cl GS, IO
5.793%, 03/20/2039 (A)	$1,091	$171
GNMA CMO, Ser 2010-35, Cl AS, IO
6.293%, 03/20/2040 (A)	3,803	556
GNMA CMO, Ser 2012-35, Cl DS, IO
5.473%, 03/20/2040 (A)	7,617	1,221
GNMA CMO, Ser 2010-4, Cl SL, IO
6.186%, 01/16/2040 (A)	467	79
GNMA CMO, Ser 2010-4, Cl NS, IO
6.182%, 01/16/2040 (A)	22,288	3,610
GNMA CMO, Ser 2010-47, Cl PX, IO
6.489%, 06/20/2037 (A)	2,898	462
GNMA CMO, Ser 2010-47, Cl XN, IO
5.793%, 04/16/2034 (A)	766	39
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,327
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	1,041
GNMA CMO, Ser 2010-85, Cl HS, IO
6.442%, 01/20/2040 (A)	1,645	276
GNMA CMO, Ser 2010-93, Cl PS, IO
6.492%, 06/20/2035 (A)	291	30
GNMA CMO, Ser 2010-H10, Cl FC
1.211%, 05/20/2060 (A)	5,071	5,176
GNMA CMO, Ser 2010-H17, Cl XQ
5.246%, 07/20/2060 (A)	1,680	1,993
GNMA CMO, Ser 2010-H26, Cl LF
0.565%, 08/20/2058 (A)	6,894	6,856
GNMA CMO, Ser 2011-11, Cl SA, IO
5.793%, 01/20/2041 (A)	1,433	221
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	157	33
GNMA CMO, Ser 2011-163, Cl WA
5.767%, 12/20/2038 (A)	1,100	1,227
GNMA CMO, Ser 2011-32, Cl SD, IO
5.893%, 03/20/2041 (A)	840	130
GNMA CMO, Ser 2011-32, Cl S, IO
6.492%, 03/16/2041 (A)	456	49

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2011-40, Cl SA, IO
5.793%, 02/16/2036 (A)	$3,080	$376
GNMA CMO, Ser 2011-70, Cl BS, IO
0.467%, 12/16/2036 (A)	1,833	251
GNMA CMO, Ser 2011-H09, Cl AF
0.714%, 03/20/2061 (A)	1,711	1,712
GNMA CMO, Ser 2012-61, Cl FM
0.608%, 05/16/2042 (A)	1,438	1,447
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,827	488
GNMA CMO, Ser 2012-74, Cl LS, IO
5.893%, 06/20/2042 (A)	2,156	530
GNMA CMO, Ser 2012-H15, Cl FA
0.665%, 05/20/2062 (A)	1,477	1,476
GNMA CMO, Ser 2012-H21, Cl CF
0.915%, 05/20/2061 (A)	2,240	2,257
GNMA CMO, Ser 2012-H21, Cl DF
0.865%, 05/20/2061 (A)	1,499	1,510
GNMA CMO, Ser 2012-H22, Cl FD
0.685%, 01/20/2061 (A)	2,499	2,502
GNMA CMO, Ser 2012-H24, Cl FA
0.665%, 03/20/2060 (A)	1,499	1,498
GNMA CMO, Ser 2012-H24, Cl FE
0.815%, 10/20/2062 (A)	1,531	1,530
GNMA CMO, Ser 2012-H24, Cl FG
0.645%, 04/20/2060 (A)	2,500	2,499
GNMA CMO, Ser 2012-H26, Cl MA
0.760%, 07/20/2062 (A)	1,515	1,515
GNMA CMO, Ser 2012-H27, Cl FB
0.716%, 10/20/2062 (A)	3,489	3,486
GNMA CMO, Ser 2012-H28, Cl FA
0.810%, 09/20/2062 (A)	2,503	2,503
GNMA TBA
3.500%, 12/01/2040 to 12/20/2042	28,820	31,415
3.000%, 12/01/2042 to 12/20/2042	39,175	41,796
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.559%, 12/07/2020 (A)	209	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	$1,100	$1,178
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,789	6,131
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/2020 (A)	10,558	10,595
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.679%, 11/06/2017 (A)	4,852	4,862
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.659%, 11/05/2020 (A)	3,389	3,401
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.769%, 12/08/2020 (A)	1,460	1,467
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.771%, 12/08/2020 (A)	513	517
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	362	374
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.609%, 01/08/2020 (A)	79	79
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.619%, 02/06/2020 (A)	909	912

		2,616,428

Non-Agency Mortgage-Backed Obligations — 6.6%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	856	860
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.435%, 02/02/2037 (A) (B)	529	510
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A) (B)	879	883
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A) (B)	900	917
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	1,500	1,564
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (B)	436	451
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	604

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.074%, 11/25/2046 (A)	$1,293	$687
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.332%, 03/25/2047 (A)	83	54
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.130%, 05/24/2036 (A) (B)	426	433
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.130%, 05/24/2036 (A) (B)	400	410
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.582%, 03/26/2037 (A) (B)	1,242	1,241
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	825	850
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.412%, 10/28/2036 (A) (B)	237	235
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.727%, 11/28/2035 (A) (B)	473	461
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	297	310
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	568	593
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	405	412
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	533	546
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	426	436
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	363	370
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	332	337
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.196%, 11/25/2021 (A)	172	170
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.406%, 04/25/2037 (A)	411	314
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/2035	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	$197	$199
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	6,915	7,524
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	545
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,117
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	335
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	562
Banc of America Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	604
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	825	947
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	800	919
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	557
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	32	33
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	373	393
Banc of America Funding, Ser 2004-C, Cl 1A1
5.056%, 12/20/2034 (A)	204	206
Banc of America Funding, Ser 2005-B, Cl 2A1
3.114%, 04/20/2035 (A)	3,696	3,253
Banc of America Funding, Ser 2006-G, Cl 2A3
0.377%, 07/20/2036 (A)	4,472	4,416
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (B)	675	715
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	407	425
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,989	1,985

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl A4
5.190%, 09/10/2047 (A)	$70	$78
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	622	641
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.758%, 05/25/2018 (A)	169	161
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.658%, 08/25/2018 (A)	158	151
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.197%, 02/25/2033 (A)	4	4
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.133%, 06/25/2033 (A)	282	285
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	1,000	1,021
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	155	159
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	129	134
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	125	132
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	411	423
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.528%, 11/25/2035 (A) (B)	5,527	4,331
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.438%, 12/25/2036 (A) (B)	2,348	1,850
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,539
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.426%, 05/26/2036	2,046	1,893
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	680	696
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/2037 (A) (B)	—	—
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	775	760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	$789	$839
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	656	669
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.249%, 04/26/2037 (A) (B)	774	778
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (B)	192	192
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.003%, 04/26/2035 (A) (B)	278	272
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.690%, 07/26/2045 (A) (B)	920	872
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.010%, 01/26/2036 (A) (B)	295	282
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.854%, 02/26/2047 (A) (B)	358	344
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.063%, 05/26/2035 (A) (B)	700	645
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
3.262%, 09/26/2037 (A) (B)	1,020	906
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	839	836
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.361%, 05/28/2036 (A) (B)	931	831
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.933%, 07/26/2036 (A) (B)	627	608
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.377%, 08/26/2036 (A) (B)	860	821
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
4.930%, 05/26/2037 (B)	841	830
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.090%, 05/25/2034 (A)	218	224
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.321%, 05/25/2034 (A)	694	693

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	$391	$393
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.948%, 11/25/2034 (A)	48	47
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.892%, 04/25/2035 (A)	218	179
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	17	17
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	3,121	3,188
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	93	94
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.248%, 06/11/2041 (A) (B)	13,721	187
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	163	177
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.150%, 10/12/2042 (A)	8,280	9,226
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.452%, 03/11/2039 (A)	300	339
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.755%, 04/12/2038 (A)	4,815	5,476
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	300	347
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	448
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/2050	2,366	2,467

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	$110	$130
CC Funding, Ser 2004-1A, Cl A1
0.488%, 01/25/2035 (A) (B)	38	31
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.393%, 07/15/2044 (A)	600	632
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.530%, 01/15/2046 (A)	200	216
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.078%, 01/15/2046 (A) (B)	71,620	134
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	134	139
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.146%, 12/11/2049 (A) (B)	40,324	311
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	1,659	1,831
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.658%, 01/25/2034 (A)	46	46
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/2018	88	84
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.995%, 02/25/2037 (A)	282	287
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.980%, 02/25/2037 (A)	188	192
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.084%, 07/25/2037 (A)	487	484
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/2034	498	521
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	2,624	2,839
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	472
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.171%, 02/25/2034 (A)	69	58
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.703%, 05/25/2034 (A) (B)	912	947

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.085%, 08/25/2034 (A)	$213	$216
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	365	374
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.248%, 12/25/2036 (A)	5	5
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.032%, 11/25/2038 (A) (B)	821	836
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.447%, 09/25/2033 (A) (B)	569	576
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	918	962
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	1,281	1,347
Citigroup Mortgage Loan Trust, Ser 2010-12, Cl 4A1
0.428%, 07/20/2036 (A) (B)	543	521
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (B)	290	295
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	2,389	2,481
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	2,573	2,693
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.287%, 02/25/2047 (A) (B)	328	325
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.398%, 02/25/2046 (A) (B)	641	593
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,215
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	390	392
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/2034 (B)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (B)	2,500	2,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	$600	$658
Commercial Mortgage Pass-Through Certificates, Ser 2006-C2, Cl A3
5.666%, 03/15/2039 (A)	825	933
Commercial Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	13,368	15,185
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A3
3.391%, 05/15/2045	2,770	2,980
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, IO
2.137%, 08/15/2045 (A)	1,227	157
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl ASB
2.752%, 08/15/2045	2,464	2,589
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	4,173	4,274
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl ASB
2.372%, 11/15/2045	1,833	1,890
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	3,148	3,367
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,817	1,918
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,800	1,757
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	177	181
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	765	804
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	259	246
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.254%, 08/25/2035 (A)	789	457

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	$792	$820
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.816%, 12/25/2033 (A)	436	418
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	1,176	1,215
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.505%, 08/25/2018 (A)	73	77
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.935%, 08/25/2034 (A)	508	514
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.823%, 09/25/2034 (A)	61	49
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	665	693
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	597	618
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	729	676
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.608%, 09/25/2035 (A) (B)	4,355	3,654
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	203	206
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	1,015	1,045
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	421	438
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	243	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	$399	$409
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	611	653
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	664	698
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.925%, 06/25/2034 (A)	537	540
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.248%, 06/25/2035 (A)	37	38
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	664	682
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	2,974	3,196
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	431
Credit Suisse First Boston Mortgage Securities, Ser 2005-CF1, Cl A3
0.718%, 03/25/2045 (A) (B)	60	60
Credit Suisse Mortgage Capital Certificates, Ser 2006-6, Cl 2A1
0.808%, 07/25/2036 (A)	—	—
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/2035 (B)	8	8
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.936%, 09/26/2046 (A) (B)	391	390
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A) (B)	58	57
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (B)	400	385

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (B)	$450	$451
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	334	331
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.211%, 02/27/2047 (A) (B)	1,008	999
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.968%, 07/28/2036 (A) (B)	642	607
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.465%, 08/28/2047 (A) (B)	1,358	1,345
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.211%, 03/27/2046 (A) (B)	2,073	2,055
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.212%, 06/28/2047 (A) (B)	4,650	4,423
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A) (B)	1,262	1,276
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	2,845	3,315
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (B)	7,036	7,060
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	4,245	4,930
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.465%, 08/10/2044 (A) (B)	6,616	315
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.347%, 04/26/2037 (A) (B)	252	245
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.462%, 06/28/2047 (A) (B)	136	136
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.620%, 02/25/2020 (A)	239	246
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	5,562	5,839
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.608%, 11/19/2044 (A)	1,743	957

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (B)	$972	$1,022
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.762%, 02/25/2048 (A) (B)	3,332	3,339
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.558%, 09/25/2034 (A)	468	459
First Horizon Mortgage Pass-Through Trust, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	501	516
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/2027 (B)	1,011	1,041
GE Business Loan Trust, Ser 2003-2A, Cl A
0.578%, 11/15/2031 (A) (B)	1,752	1,636
GE Business Loan Trust, Ser 2005-2A, Cl B
0.708%, 11/15/2033 (A) (B)	1,750	1,412
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	75	81
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,056
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	518
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/2049	900	1,030
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	148	147
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	754	773
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	775
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	1,628	1,750
GMAC Commercial Mortgage Securities, Ser C2, Cl A1
4.576%, 05/10/2040	211	212
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.417%, 10/19/2033 (A)	1,397	1,438
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	459	465

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	$724	$756
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	580	598
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	243	250
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	8,104	8,472
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	233
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	5,905	6,523
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.867%, 07/10/2038 (A)	5,306	6,124
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	3,334	3,845
Greenwich Capital Commercial Funding, Ser GG7, Cl AM
5.867%, 07/10/2038 (A)	1,160	1,291
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,130
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.604%, 11/10/2039 (A) (B)	10,799	203
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	1,553	1,816
GS Mortgage Securities II, Ser 2011-GC5, IO
1.761%, 08/10/2044 (A) (B)	2,159	189
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	11,290
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	3,655	3,741
GS Mortgage Securities II, Ser GC5, Cl A2
2.999%, 08/10/2044	55	59
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	4	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, IO
5.022%, 09/25/2035 (A) (B)	442	67

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.557%, 09/25/2035 (A) (B)	$552	$462
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	684	715
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.708%, 06/25/2035 (A)	170	161
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	116	119
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.658%, 10/25/2034 (A)	874	844
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.507%, 05/25/2035 (A)	398	392
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	4,483	5,099
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	601	630
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.557%, 05/25/2036 (A)	492	486
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.557%, 08/25/2036 (A)	1,306	1,307
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
3.445%, 11/25/2037 (A)	1,304	1,127
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.059%, 10/25/2034 (A)	28	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.538%, 09/25/2034 (A)	39	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.007%, 11/25/2034 (A)	61	47
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	851	852
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/2034 (A)	282	283
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	85	91

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	$3,808	$4,028
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.363%, 08/12/2037 (A)	700	751
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	342	346
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.073%, 06/12/2043 (A)	50,699	352
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	680	784
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	749	840
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	557	584
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	1,150	1,314
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.363%, 05/15/2047 (A)	800	764
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	1,167	1,382
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	978	1,049
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	1,668	1,857
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (B)	1,530	1,788
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	740	800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	$1,972	$2,033
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	150	173
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.003%, 06/15/2049 (A)	2,408	2,809
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.047%, 07/25/2034 (A)	137	138
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.393%, 06/25/2034 (A)	1,927	1,948
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.035%, 09/25/2034 (A)	142	145
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
2.565%, 12/25/2034 (A)	11,349	11,519
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.997%, 02/25/2035 (A)	872	894
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.281%, 04/25/2035 (A)	360	366
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 3A3
2.589%, 06/25/2035 (A)	12	12
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.835%, 06/25/2035 (A)	595	556
JPMorgan Mortgage Trust, Ser 2005-A5, Cl 3A2
2.752%, 08/25/2035 (A)	188	189
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.014%, 08/25/2034 (A)	1,356	1,367
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.857%, 11/25/2033 (A)	1,132	1,146
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.009%, 08/25/2034 (A)	546	539
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
5.479%, 09/26/2036 (A) (B)	422	417
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	324	321

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.879%, 07/15/2044 (A)	$844	$888
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	338	345
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	441	466
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	2,815	3,041
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	391
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.144%, 02/15/2041 (A) (B)	23,299	241
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.866%, 06/15/2038 (A)	450	520
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	258	268
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	167
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	1,740	2,081
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	490	588
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	324	377
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/2037 (A) (B)	362	364
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.553%, 11/27/2037 (A) (B)	300	319
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,955	2,054
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.568%, 07/25/2035 (A) (B)	1,238	958
Master Resecuritization Trust Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	224	179
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	17	18

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.511%, 10/25/2032 (A)	$122	$123
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.627%, 11/21/2034 (A)	114	115
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.627%, 11/21/2034 (A)	1,585	1,642
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.627%, 11/21/2034 (A)	11,650	11,990
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
3.118%, 06/25/2034 (A)	48	45
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	304	321
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/2036	710	566
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	880	917
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	72	74
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	278	287
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,770	2,710
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.557%, 05/25/2035 (A) (B)	548	432
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.850%, 10/25/2032 (A)	13	13
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.753%, 07/25/2033 (A)	158	162
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.515%, 12/25/2034 (A)	580	586
Merrill Lynch Mortgage Investors, Ser 2004-A, Cl A2
0.905%, 04/25/2029 (A)	363	344
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.724%, 02/25/2034 (A)	168	169

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.182%, 02/25/2034 (A)	$1,494	$1,543
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.580%, 08/25/2034 (A)	326	330
Merrill Lynch Mortgage Investors, Ser 2004-B, Cl A3
2.344%, 05/25/2029 (A)	518	516
Merrill Lynch Mortgage Investors, Ser 2004-D, Cl A2
1.434%, 09/25/2029 (A)	407	392
Merrill Lynch Mortgage Investors, Ser 2005-1, Cl 2A1
2.499%, 04/25/2035 (A)	59	58
Merrill Lynch Mortgage Investors, Ser 2006-1, Cl 1A
2.774%, 02/25/2036 (A)	343	306
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	1,069	1,125
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,170	1,303
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.382%, 01/12/2044 (A)	480	521
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.685%, 05/12/2039 (A)	505	579
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.041%, 06/12/2050 (A)	30	35
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	4,893	5,560
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	360	393
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.195%, 12/12/2049 (A) (B)	15,244	190
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	450	519
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, IO
1.941%, 08/15/2045 (A) (B)	$5,160	$587
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	1,481	1,557
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	3,654	3,749
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	165	166
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	208	211
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.188%, 11/14/2042 (A)	225	225
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	7,400	8,105
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/2044 (A)	4,685	5,398
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	11,945	13,355
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/2041 (A)	6,350	7,392
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.226%, 02/12/2044 (A) (B)	42,553	262
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.880%, 06/11/2049 (A)	1,000	1,183
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.820%, 06/11/2042 (A)	300	357
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,620	1,748
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	384
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	1,079
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	5,227	5,594

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	$47	$47
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/2035	363	363
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	721	724
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.671%, 04/25/2034 (A)	602	629
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	27	20
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.322%, 02/25/2047 (A)	170	150
Morgan Stanley Re-REMIC Trust
2.000%, 07/27/2049	2,971	3,007
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/2056 (B)	48	48
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (B)	1,300	1,324
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (B)	120	120
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	1,300	1,369
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	1,220	1,233
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049	400	299
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (B)	4,434	4,450
MYMT Residential LLC
0.450%, 01/20/2063	1,500	1,499
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.976%, 05/25/2036 (A)	541	453
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A) (B)	647	650
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.408%, 08/25/2029 (A) (B)	1,119	1,113
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	247	272

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	$72	$61
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	2,291	2,282
RALI Trust, Ser 2003-QS17, Cl NB1
5.250%, 09/25/2033	5	5
RALI Trust, Ser 2005-QO5
1.154%, 01/25/2046 (A)	1,275	803
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	178	187
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	58	57
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	423	426
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	774	774
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.358%, 09/26/2036 (A) (B)	877	800
RCMC LLC, Ser CRE1, Cl A
5.624%, 11/15/2044 (B)	989	994
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	661	683
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	298	308
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	375	390
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,594	1,475
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.514%, 09/25/2045 (A)	922	672
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	635	655
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	1,216	1,222
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	388	405
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.780%, 12/25/2034 (A)	1,447	1,454
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	347	354

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 1A9
5.500%, 05/25/2022	$497	$498
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.099%, 09/25/2033 (A)	606	615
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.057%, 01/20/2035 (A)	802	648
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	192	194
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	349	355
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	844	869
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,054
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	384	389
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	692
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	1,350	1,364
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	801
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,857	1,863
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	433
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	330
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	254
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
4.440%, 12/25/2059 (A) (B)	121	121
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.902%, 06/25/2034 (A)	600	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.298%, 10/25/2035 (A)	$3,939	$3,009
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.867%, 10/19/2034 (A)	296	285
Structured Asset Securities, Ser 2001-15A, Cl 4A1
2.560%, 10/25/2031 (A)	54	54
Structured Asset Securities, Ser 2003-16, Cl A3
0.708%, 06/25/2033 (A)	415	401
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.802%, 10/25/2033 (A)	9,076	9,067
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.326%, 11/25/2033 (A)	161	171
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	688	696
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.986%, 12/25/2033 (A)	235	240
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	759	757
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.848%, 09/25/2043 (A)	624	620
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.585%, 08/15/2039 (A)	2,358	2,498
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	925
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	451
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.987%, 05/10/2063 (A) (B)	3,728	397
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	2,152
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	2,099	2,485

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vericrest Opportunity Loan Transferee, Ser 2012-NL1A, Cl A1
4.213%, 03/25/2049 (A) (B)	$84	$84
Vericrest Opportunity Loan Transferee, Ser 2012-NL2A, Cl A1
2.487%, 02/26/2052 (B)	1,011	1,013
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A) (B)	1,820	1,820
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	777	796
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (B)	75	75
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	230	232
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	130	143
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.469%, 12/15/2044 (A)	1,000	1,120
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.042%, 06/15/2045 (A) (B)	83,182	199
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/2048	660	761
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.492%, 01/25/2033 (A)	336	339
Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.560%, 06/25/2042 (A)	26	24
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.513%, 10/25/2033 (A)	447	460
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.444%, 06/25/2033 (A)	431	443

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.318%, 08/25/2033 (A)	$376	$376
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.462%, 08/25/2033 (A)	234	239
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.447%, 09/25/2033 (A)	803	819
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.544%, 09/25/2033 (A)	313	314
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	179	181
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.479%, 11/25/2033 (A)	46	46
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	258	267
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.892%, 06/25/2033 (A)	89	109
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,749	1,835
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.579%, 06/25/2034 (A)	222	226
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.579%, 06/25/2034 (A)	291	296
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	491	513
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.608%, 03/25/2034 (A)	81	80
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	793	838

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.637%, 10/25/2045 (A)	$3,217	$2,937
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.488%, 11/25/2045 (A)	5,036	4,323
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.497%, 12/25/2045 (A)	4,762	4,336
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.224%, 01/25/2046 (A)	2,816	998
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.569%, 10/25/2046 (A)	1,149	1,020
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.298%, 11/25/2036 (A)	370	293
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
0.994%, 11/25/2046 (A)	1,449	271
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.569%, 11/25/2046 (A)	1,543	448
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.964%, 12/25/2046 (A)	504	236
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.569%, 12/25/2046 (A)	519	441
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.124%, 06/25/2046 (A)	1,084	517
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.526%, 02/25/2037 (A)	4,361	3,143
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	631	173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	$99	$104
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	194	182
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	281	257
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	493	500
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/2018	722	747
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	396	416
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.427%, 10/25/2033 (A)	42	43
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.435%, 11/25/2033 (A)	522	535
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.974%, 02/25/2034 (A)	348	357
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	91	93
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.626%, 12/25/2034 (A)	646	666
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.626%, 12/25/2034 (A)	431	444
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.036%, 12/25/2034 (A)	198	205

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.036%, 12/25/2034 (A)	$297	$309
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.772%, 07/25/2034 (A)	711	719
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.921%, 08/25/2034 (A)	269	280
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)	1,203	1,215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.654%, 10/25/2034 (A)	564	577
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.654%, 10/25/2034 (A)	451	464
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	234	247
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/2020	175	185
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.338%, 08/25/2035 (A)	490	494
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.727%, 06/25/2035 (A)	833	850
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.742%, 10/25/2033 (A)	269	274
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.522%, 11/25/2036 (A)	616	602
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.678%, 04/25/2036 (A)	698	688
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	1,280	1,278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.156%, 02/15/2044 (A) (B)	$8,228	$408
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	685
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	5,064
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	5,302
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.765%, 06/15/2045 to 06/15/2045 (A) (B)	3,225	356
WF-RBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,906

		546,143

Total Mortgage-Backed Securities (Cost $3,044,249) ($ Thousands)		3,162,571

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bills (D)
0.133%, 05/16/2013	8,900	8,895
0.104%, 12/13/2012	405	405
0.100%, 01/10/2013	10,620	10,620
U.S. Treasury Bonds
8.875%, 08/15/2017	5,960	8,259
8.750%, 05/15/2020	5,245	8,140
8.750%, 08/15/2020	6,550	10,250
8.500%, 02/15/2020	1,000	1,520
7.625%, 02/15/2025	21,635	35,421
6.750%, 08/15/2026	250	393
6.625%, 02/15/2027	300	470
6.500%, 11/15/2026	100	154
6.375%, 08/15/2027	200	309
6.250%, 05/15/2030	400	631
6.125%, 11/15/2027	250	378
6.125%, 08/15/2029	100	155
6.000%, 02/15/2026	100	147
5.500%, 08/15/2028	200	288
5.375%, 02/15/2031	1,300	1,896
4.500%, 02/15/2036	2,250	3,024
4.500%, 05/15/2038	10,847	14,659
4.375%, 05/15/2041	8,346	11,134
3.500%, 02/15/2039	4,000	4,630
3.125%, 11/15/2041	92,140	98,950
3.125%, 02/15/2042	81,510	87,470
3.000%, 05/15/2042	27,560	28,826
2.750%, 08/15/2042	158,095	156,835
2.750%, 11/15/2042	18,958	18,783
2.625%, 11/15/2020	3,000	3,322

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	$605	$1,015
2.125%, 02/15/2041	8,934	13,442
2.000%, 01/15/2014	1,252	1,293
1.875%, 07/15/2013	11,818	12,018
1.750%, 01/15/2028	370	484
1.625%, 01/15/2015	236	251
1.250%, 04/15/2014	547	6,291
0.750%, 02/15/2042	15,679	17,549
0.625%, 04/15/2013	1,095	8,019
0.500%, 04/15/2015	2,990	5,956
U.S. Treasury Notes
4.750%, 08/15/2017	6,905	8,245
4.750%, 02/15/2037	1,500	2,091
4.625%, 02/15/2017	19,790	23,185
4.500%, 02/15/2016	3,000	3,395
3.875%, 02/15/2013	1,300	1,310
3.500%, 02/15/2018	6,700	7,668
3.500%, 05/15/2020	4,000	4,687
3.375%, 07/31/2013	1,600	1,634
3.250%, 12/31/2016	3,560	3,959
3.125%, 04/30/2013	3,000	3,037
3.125%, 05/15/2019	279	318
3.000%, 09/30/2016	98,166	103,056
2.875%, 01/31/2013	1,000	1,004
2.750%, 10/31/2013	316,255	319,680
2.750%, 05/31/2017	3,135	3,444
2.750%, 12/31/2017	3,000	3,318
2.625%, 04/30/2016	1,000	1,076
2.625%, 08/15/2020	3,500	3,877
2.500%, 03/31/2015	190	200
2.375%, 02/28/2015	16,678	17,456
2.250%, 01/31/2015	810	844
1.875%, 02/28/2014	2,500	2,551
1.875%, 04/30/2014	1,000	1,023
1.750%, 04/15/2013	3,000	3,018
1.750%, 01/31/2014	53,814	53,851
1.750%, 03/31/2014	14,578	14,870
1.750%, 05/31/2016	2,405	2,518
1.750%, 10/31/2018	900	949
1.625%, 08/15/2022 (C)	124,605	125,257
1.625%, 11/15/2022 (C)	42,381	42,454
1.500%, 08/31/2018	5,200	5,409
1.375%, 01/15/2013	1,000	1,001
1.375%, 09/30/2018	390	403
1.375%, 11/30/2018	1,795	1,853
1.250%, 03/15/2014	11,368	11,515
1.250%, 10/31/2015	1,650	1,694
1.250%, 10/31/2019 (C)	60,263	61,214
1.000%, 09/30/2019 (C)	62,000	62,019
0.875%, 01/31/2017	18,940	19,239
0.750%, 06/30/2017	97,681	98,566
0.750%, 10/31/2017	119,598	120,448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.625%, 12/31/2012	$1,000	$1,000
0.625%, 09/30/2017	60,229	60,323
0.500%, 10/15/2013	2,000	2,005
0.375%, 04/15/2015	3,407	3,414
0.375%, 11/15/2015	50,283	50,361
0.250%, 05/31/2014	46,950	46,957
0.250%, 10/31/2014 (C)	77,634	77,634
0.250%, 01/15/2015	11,876	11,869
0.250%, 05/15/2015	18,230	18,213
0.250%, 07/15/2015	330	330
0.250%, 09/15/2015	28,449	28,398
0.250%, 10/15/2015	36,848	36,776
U.S. Treasury Strips (D)
6.322%, 05/15/2024	800	637
5.493%, 05/15/2026	500	369
5.407%, 11/15/2031	200	121
5.225%, 05/15/2036	300	153
5.156%, 05/15/2029	100	66
5.105%, 02/15/2024	75	60
5.045%, 08/15/2024	200	158
5.019%, 08/15/2028	1,000	677
4.857%, 05/15/2028	300	205
4.811%, 05/15/2034	500	275
4.778%, 08/15/2030	1,550	977
4.773%, 02/15/2030	1,950	1,252
4.770%, 11/15/2024	450	351
4.745%, 11/15/2033	1,050	588
4.660%, 11/15/2030	2,450	1,531
4.552%, 11/15/2029	1,450	939
4.414%, 05/15/2019	2,450	2,301
4.352%, 05/15/2027	2,570	1,823
4.134%, 02/15/2022	800	692
4.094%, 05/15/2030	900	573
4.059%, 08/15/2033	1,150	650
4.033%, 11/15/2017	6,150	5,949
4.027%, 08/15/2027	3,490	2,453
3.980%, 08/15/2018	800	764
3.957%, 02/15/2017	19,420	18,983
3.922%, 11/15/2026	1,150	832
3.687%, 02/15/2032	1,350	807
3.670%, 05/15/2033	2,950	1,683
3.644%, 02/15/2028	2,100	1,448
3.492%, 02/15/2027	6,800	4,868
3.461%, 11/15/2021	1,900	1,659
3.454%, 08/15/2019	5,525	5,160
3.442%, 08/15/2016	5,100	5,015
3.423%, 02/15/2034	1,350	749
3.403%, 08/15/2020	13,150	11,951
3.373%, 02/15/2026	700	521
3.338%, 11/15/2032	2,700	1,569
3.337%, 08/15/2021	4,000	3,522
3.190%, 08/15/2034	300	163
3.153%, 05/15/2031	1,930	1,185
3.137%, 02/15/2018	1,850	1,781

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.115%, 08/15/2017	$3,000	$2,913
3.113%, 02/15/2016	250	247
2.962%, 02/15/2035	2,100	1,122
2.876%, 02/15/2015	200	199
2.850%, 11/15/2034	1,850	998
2.826%, 08/15/2026	700	511
2.805%, 05/15/2035	1,350	715
2.723%, 11/15/2027	19,520	13,668
2.649%, 11/15/2028	800	537
2.640%, 08/15/2029	2,400	1,568
2.634%, 05/15/2032	1,500	888
2.579%, 02/15/2029	1,800	1,197
2.575%, 05/15/2020	24,370	22,295
2.484%, 05/15/2023	450	372
2.092%, 11/15/2020	1,830	1,652
1.808%, 05/15/2021	10,950	9,718
1.640%, 02/15/2021	5,120	4,580
1.280%, 02/15/2020	1,000	921
1.014%, 11/15/2016	1,910	1,873
0.919%, 05/15/2018	5,000	4,795
0.626%, 05/15/2016	1,000	986

Total U.S. Treasury Obligations (Cost $2,170,343) ($ Thousands)		2,220,113

CORPORATE OBLIGATIONS — 23.4%

Consumer Discretionary — 1.2%
Amazon.com
2.500%, 11/29/2022	1,660	1,652
AutoZone
2.875%, 01/15/2023	335	330
CBS
8.875%, 05/15/2019	125	170
7.875%, 07/30/2030	160	224
5.750%, 04/15/2020	92	110
Comcast
6.500%, 01/15/2015	3,155	3,522
6.500%, 01/15/2017	5,055	6,135
6.500%, 11/15/2035	300	388
6.450%, 03/15/2037	250	325
5.850%, 11/15/2015	648	740
5.650%, 06/15/2035	230	269
4.950%, 06/15/2016	4,125	4,674
CVS
5.789%, 01/10/2026 (B)	1,730	1,968
CVS Caremark
6.600%, 03/15/2019	180	235
6.125%, 09/15/2039	140	179
4.125%, 05/15/2021	360	408
2.750%, 12/01/2022	230	231
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,594	3,062
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	327	397
5.880%, 01/10/2028	160	188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Finance North America LLC
2.625%, 09/15/2016 (B)	$389	$406
1.875%, 09/15/2014 (B)	4,320	4,383
1.650%, 04/10/2015 (B)	337	342
1.300%, 07/31/2015 (B)	8,855	8,915
DaimlerChrysler
6.500%, 11/15/2013	460	485
Gap
5.950%, 04/12/2021 (C)	4,217	4,810
Historic TW
9.150%, 02/01/2023	500	734
Johnson Controls
5.250%, 12/01/2041	440	507
4.250%, 03/01/2021	265	293
3.750%, 12/01/2021	289	310
Kohl’s
6.250%, 12/15/2017	255	312
4.000%, 11/01/2021	134	144
Lowe’s MTN
7.110%, 05/15/2037	400	550
5.125%, 11/15/2041	48	57
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	3,902	3,946
Macy’s Retail Holdings
7.450%, 07/15/2017	120	150
6.900%, 04/01/2029	100	121
5.125%, 01/15/2042	54	60
2.875%, 02/15/2023	232	230
McDonald’s MTN
5.350%, 03/01/2018	1,300	1,582
NBC Universal Media
5.950%, 04/01/2041	200	245
4.450%, 01/15/2043	1,823	1,829
4.375%, 04/01/2021	150	170
2.875%, 01/15/2023	2,545	2,560
Newell Rubbermaid
4.700%, 08/15/2020	176	196
News America
6.200%, 12/15/2034	315	385
6.150%, 02/15/2041	964	1,213
Omnicom Group
3.625%, 05/01/2022	2,360	2,473
Staples
9.750%, 01/15/2014	305	334
Target
7.000%, 01/15/2038	135	199
4.000%, 06/15/2013	355	361
Thomson Reuters
4.700%, 10/15/2019	250	284
Time Warner
7.625%, 04/15/2031	3,085	4,233
6.250%, 03/29/2041	677	850
5.375%, 10/15/2041	37	42

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.750%, 03/29/2021	$920	$1,064
4.700%, 01/15/2021	820	942
Time Warner Cable
8.750%, 02/14/2019	2,940	3,992
8.250%, 04/01/2019	3,745	4,995
7.300%, 07/01/2038 (C)	400	534
6.750%, 07/01/2018	440	551
6.550%, 05/01/2037	3,426	4,271
5.875%, 11/15/2040	1,720	1,991
5.500%, 09/01/2041 (C)	1,228	1,365
4.500%, 09/15/2042	1,695	1,654
4.125%, 02/15/2021	360	395
Time Warner Entertainment
8.375%, 07/15/2033	100	146
UBM
5.750%, 11/03/2020 (B)	1,070	1,136
Viacom
3.875%, 12/15/2021	294	324
Volkswagen International Finance
1.625%, 08/12/2013 (B)	100	101
Wal-Mart Stores
5.800%, 02/15/2018	1,910	2,358
Walt Disney MTN
4.700%, 12/01/2012	20	20
1.100%, 12/01/2017	1,665	1,661
0.450%, 12/01/2015	125	124
Wyndham Worldwide
4.250%, 03/01/2022	2,807	2,905
2.950%, 03/01/2017	1,185	1,195

		100,642

Consumer Staples — 1.9%
AbbVie
2.900%, 11/06/2022 (B)	8,535	8,715
1.750%, 11/06/2017 (B) (C)	6,207	6,294
1.200%, 11/06/2015 (B)	5,575	5,600
Altria Group
9.250%, 08/06/2019	2,120	2,953
4.750%, 05/05/2021	2,260	2,578
2.850%, 08/09/2022	2,130	2,109
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	7,700	10,347
5.375%, 01/15/2020	2,570	3,156
5.000%, 04/15/2020	910	1,099
2.500%, 07/15/2022	2,080	2,090
1.375%, 07/15/2017	5,864	5,928
0.800%, 07/15/2015	7,125	7,150
Bunge Finance
8.500%, 06/15/2019	350	453
5.900%, 04/01/2017	107	121
Cargill
6.000%, 11/27/2017 (B)	500	602

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CHS
8.000%, 11/15/2019	$200	$218
7.125%, 07/15/2020	190	201
Coca-Cola
1.800%, 09/01/2016	3,949	4,089
ConAgra Foods
2.100%, 03/15/2018	86	86
1.350%, 09/10/2015	1,470	1,471
Costco Wholesale
0.650%, 12/07/2015	340	340
Diageo Capital
4.828%, 07/15/2020	300	357
Diageo Finance BV
5.500%, 04/01/2013	300	305
Diageo Investment
2.875%, 05/11/2022	4,790	4,999
ERAC USA Finance LLC
6.700%, 06/01/2034 (B)	221	272
5.625%, 03/15/2042 (B) (C)	2,621	2,946
4.500%, 08/16/2021 (B)	175	193
3.300%, 10/15/2022 (B)	806	809
2.750%, 03/15/2017 (B)	48	50
2.250%, 01/10/2014 (B)	250	253
1.400%, 04/15/2016 (B)	11	11
Experian Finance
2.375%, 06/15/2017 (B)	1,465	1,506
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	211
2.850%, 05/08/2022	2,010	2,106
HCA
7.250%, 09/15/2020	1,165	1,299
Heineken
1.400%, 10/01/2017 (B)	2,505	2,510
Ingredion
1.800%, 09/25/2017	590	589
Kellogg
5.125%, 12/03/2012	125	125
3.125%, 05/17/2022 (C)	178	187
1.750%, 05/17/2017	805	826
Kimberly-Clark
2.400%, 03/01/2022	36	37
Kraft Foods
6.500%, 08/11/2017	300	369
6.125%, 02/01/2018	380	465
5.375%, 02/10/2020	3,348	4,074
5.000%, 06/04/2042 (B)	1,421	1,594
Kraft Foods Group
6.500%, 02/09/2040 (B)	1,685	2,230
6.125%, 08/23/2018 (B)	700	863
5.375%, 02/10/2020 (B)	2,452	2,967
3.500%, 06/06/2022 (B)	10,460	11,170
Kroger
7.500%, 04/01/2031	610	801
6.150%, 01/15/2020	1,025	1,259
5.400%, 07/15/2040	45	51

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.400%, 04/15/2022 (C)	$200	$208
2.200%, 01/15/2017	80	83
Molson Coors Brewing
3.500%, 05/01/2022	240	254
Mondelez International
6.000%, 02/11/2013	365	368
Novartis Capital
2.400%, 09/21/2022	2,320	2,338
PepsiCo
7.900%, 11/01/2018	339	464
3.000%, 08/25/2021	181	194
2.750%, 03/05/2022	4,165	4,318
2.500%, 05/10/2016	2,470	2,619
1.250%, 08/13/2017 (C)	4,550	4,606
0.700%, 08/13/2015	2,790	2,796
Pernod-Ricard
5.750%, 04/07/2021 (B)	3,157	3,766
4.450%, 01/15/2022 (B)	2,740	3,019
2.950%, 01/15/2017 (B)	680	718
Pharmacia
8.700%, 10/15/2021	350	488
Philip Morris International
5.650%, 05/16/2018	510	623
4.500%, 03/20/2042	1,210	1,327
2.900%, 11/15/2021	2,240	2,338
2.500%, 08/22/2022	1,780	1,793
1.125%, 08/21/2017	3,078	3,084
Reynolds American
3.250%, 11/01/2022	880	895
SABMiller
5.500%, 08/15/2013 (B)	320	330
SABMiller Holdings
3.750%, 01/15/2022 (B)	565	613
Safeway
6.350%, 08/15/2017 (C)	2,616	2,993
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	1,020	1,105
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	300	325
Tyson Foods
4.500%, 06/15/2022	4,010	4,320
University of Pennsylvania
4.674%, 09/01/2112	1,670	1,918
Walgreen
3.100%, 09/15/2022	234	238
Wal-Mart Stores
7.250%, 06/01/2013	187	193
5.625%, 04/15/2041	1,080	1,436

		160,804

Energy — 2.4%
Alberta Energy
7.375%, 11/01/2031	200	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anadarko Holding
7.150%, 05/15/2028	$150	$181
Anadarko Petroleum
8.700%, 03/15/2019	150	205
7.625%, 03/15/2014	450	486
6.950%, 06/15/2019	90	115
6.375%, 09/15/2017	4,090	4,911
5.950%, 09/15/2016	190	220
ANR Pipeline
9.625%, 11/01/2021	100	150
Apache
6.900%, 09/15/2018	180	228
6.000%, 09/15/2013	3,170	3,303
5.625%, 01/15/2017	370	436
4.750%, 04/15/2043	115	126
4.250%, 01/15/2044	1,560	1,590
3.250%, 04/15/2022	76	81
2.625%, 01/15/2023	4,351	4,369
Arch Coal
7.000%, 06/15/2019 (C)	380	341
Baker Hughes
7.500%, 11/15/2018	2,200	2,937
BG Energy Capital
5.125%, 10/15/2041 (B)	200	235
4.000%, 10/15/2021 (B)	2,775	3,063
BP Capital Markets
5.250%, 11/07/2013	3,230	3,371
3.875%, 03/10/2015	630	673
3.625%, 05/08/2014	100	104
3.561%, 11/01/2021	210	228
3.245%, 05/06/2022	2,100	2,208
2.500%, 11/06/2022	2,075	2,063
1.846%, 05/05/2017	1,439	1,472
1.375%, 11/06/2017 (C)	3,852	3,867
Burlington Resources
8.200%, 03/15/2025	400	566
Canadian Natural Resources
7.200%, 01/15/2032	150	205
6.450%, 06/30/2033	200	259
5.700%, 05/15/2017	228	271
Canadian Oil Sands
6.000%, 04/01/2042 (B)	2,407	2,834
Cenovus Energy
4.450%, 09/15/2042	77	80
3.000%, 08/15/2022	45	46
Chevron
1.104%, 12/05/2017	4,075	4,101
Conoco Funding
7.250%, 10/15/2031	785	1,178
6.950%, 04/15/2029	1,235	1,749
ConocoPhillips
6.000%, 01/15/2020 (C)	460	590
5.750%, 02/01/2019	50	62

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DCP Midstream Operating
4.950%, 04/01/2022	$3,079	$3,328
2.500%, 12/01/2017	3,665	3,661
Devon Energy
6.300%, 01/15/2019	330	413
5.600%, 07/15/2041	3,940	4,742
4.750%, 05/15/2042	157	169
3.250%, 05/15/2022	2,540	2,654
El Paso
6.950%, 06/01/2028	2,250	2,284
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,265	3,974
4.700%, 11/01/2042	1,120	1,104
4.100%, 11/15/2015	2,095	2,256
Encana
6.500%, 05/15/2019 (C)	250	310
5.150%, 11/15/2041	2,525	2,671
Energen
4.625%, 09/01/2021	2,365	2,499
Energy Transfer Partners
6.500%, 02/01/2042	922	1,078
Eni
5.700%, 10/01/2040 (B)	900	953
Enterprise Products Operating
6.125%, 10/15/2039	170	206
5.700%, 02/15/2042	1,930	2,228
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,470	3,820
5.950%, 02/01/2041	250	292
5.250%, 01/31/2020	70	84
EOG Resources
4.100%, 02/01/2021 (C)	300	346
2.625%, 03/15/2023	844	857
FMC Technologies
3.450%, 10/01/2022	45	46
Halliburton
6.150%, 09/15/2019	300	380
Hess
8.125%, 02/15/2019	3,250	4,305
7.875%, 10/01/2029	215	302
Husky Energy
7.250%, 12/15/2019	689	909
Kerr-McGee
6.950%, 07/01/2024	4,870	6,292
Kinder Morgan Energy Partners
6.000%, 02/01/2017	590	693
5.000%, 12/15/2013	1,190	1,238
5.000%, 08/15/2042	932	954
Marathon Petroleum
6.500%, 03/01/2041	1,110	1,380
Murphy Oil
3.700%, 12/01/2022	2,325	2,326
2.500%, 12/01/2017	1,745	1,755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nabors Industries
9.250%, 01/15/2019	$250	$333
5.000%, 09/15/2020	310	341
National Oilwell Varco
1.350%, 12/01/2017	81	82
Newfield Exploration
5.625%, 07/01/2024	435	465
Noble Energy
4.150%, 12/15/2021	2,950	3,235
Noble Holding International
5.250%, 03/15/2042	119	129
3.950%, 03/15/2022	40	42
Occidental Petroleum
3.125%, 02/15/2022	1,710	1,837
2.700%, 02/15/2023	2,024	2,094
1.750%, 02/15/2017	153	158
ONEOK Partners
6.125%, 02/01/2041	925	1,123
2.000%, 10/01/2017	1,910	1,932
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,455
Pemex Project Funding Master Trust
6.625%, 06/15/2035	5,602	7,087
1.018%, 12/03/2012 (A) (B)	201	201
Petrobras International Finance
6.125%, 10/06/2016	1,300	1,479
5.750%, 01/20/2020	1,127	1,288
5.375%, 01/27/2021 (C)	4,680	5,263
2.875%, 02/06/2015	1,885	1,940
Petrobras International Finance - Pifco
3.875%, 01/27/2016	1,480	1,568
3.500%, 02/06/2017	5,550	5,847
Petro-Canada
7.875%, 06/15/2026	100	144
6.800%, 05/15/2038	3,850	5,191
6.050%, 05/15/2018	260	317
Petroleos Mexicanos
5.500%, 06/27/2044 (B)	1,050	1,155
2.000%, 12/20/2022	1,125	1,153
1.950%, 12/20/2022	3,582	3,662
1.700%, 12/20/2022	3,392	3,426
Phillips 66
4.300%, 04/01/2022 (B)	57	63
2.950%, 05/01/2017 (B)	76	81
QEP Resources
5.375%, 10/01/2022	550	580
Schlumberger Investment
3.300%, 09/14/2021 (B)	163	176
Shell International Finance
6.375%, 12/15/2038	1,290	1,859
3.100%, 06/28/2015	165	175

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Shell International Finance BV
4.375%, 03/25/2020	$80	$94
4.300%, 09/22/2019	1,000	1,164
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	1,150	1,199
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	924
Statoil
5.250%, 04/15/2019	460	556
4.250%, 11/23/2041	80	87
3.150%, 01/23/2022	100	107
3.125%, 08/17/2017 (C)	200	217
2.450%, 01/17/2023	159	159
1.200%, 01/17/2018	3,665	3,683
Talisman Energy
7.750%, 06/01/2019	1,840	2,374
Tennessee Gas Pipeline
8.000%, 02/01/2016	3,205	3,839
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	420
Tosco
8.125%, 02/15/2030	100	150
7.800%, 01/01/2027	210	312
Total Capital
4.125%, 01/28/2021	74	84
2.300%, 03/15/2016	300	314
Total Capital International
2.875%, 02/17/2022	138	144
1.550%, 06/28/2017	1,387	1,416
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	258
6.500%, 08/15/2018	425	540
Transocean
7.350%, 12/15/2041	33	43
6.500%, 11/15/2020	485	584
6.375%, 12/15/2021	3,367	4,068
Valero Energy
7.500%, 04/15/2032	710	919
Weatherford International
9.875%, 03/01/2039	250	344
5.950%, 04/15/2042	50	50
4.500%, 04/15/2022	67	69
Western Gas Partners
5.375%, 06/01/2021	694	796
4.000%, 07/01/2022	1,238	1,297
Williams
8.750%, 03/15/2032	2,302	3,137
7.875%, 09/01/2021	1,262	1,630
7.750%, 06/15/2031	339	427
7.500%, 01/15/2031	9	11
Williams Partners
5.250%, 03/15/2020	570	663

		197,676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 12.1%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	$2,975	$3,091
Abbey National Treasury Services
2.875%, 04/25/2014	750	763
ACE INA Holdings
5.875%, 06/15/2014	290	313
5.600%, 05/15/2015	380	423
Achmea Hypotheekbank
3.200%, 11/03/2014 (B)	4,377	4,584
Aegon, Ser CMS
1.866%, 07/29/2049 (A)	2,180	1,162
Aflac
8.500%, 05/15/2019 (C)	165	225
6.450%, 08/15/2040	92	115
4.000%, 02/15/2022	227	248
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	603
Allstate
7.450%, 05/16/2019	4,680	6,184
5.000%, 08/15/2014	300	322
Ally Financial
5.500%, 02/15/2017	750	799
2.618%, 12/01/2014 (A)	4,579	4,561
American Express
7.000%, 03/19/2018	500	639
5.875%, 05/02/2013	1,880	1,921
American Express Credit MTN
7.300%, 08/20/2013	500	524
5.125%, 08/25/2014	3,710	3,989
2.800%, 09/19/2016 (C)	389	413
1.750%, 06/12/2015	5,585	5,703
American Honda Finance MTN
7.625%, 10/01/2018 (B)	150	196
3.875%, 09/21/2020 (B)	2,840	3,154
2.600%, 09/20/2016 (B)	246	259
2.375%, 03/18/2013 (B)	150	151
1.000%, 08/11/2015 (B)	2,610	2,627
American International Group
6.400%, 12/15/2020	1,570	1,925
6.250%, 03/15/2037	3,840	3,926
4.875%, 06/01/2022	2,079	2,339
3.750%, 11/30/2013 (B)	1,000	1,028
American Tower‡
5.050%, 09/01/2020	952	1,071
4.500%, 01/15/2018	3,310	3,634
Anadarko Finance
7.500%, 05/01/2031	313	418
ANZ National International
6.200%, 07/19/2013 (B)	475	489
3.125%, 08/10/2015 (B)	190	200
1.850%, 10/15/2015 (B)	1,150	1,173

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aon
6.250%, 09/30/2040	$79	$105
3.500%, 09/30/2015	46	49
3.125%, 05/27/2016	235	249
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	1,633	1,640
Associates Corp of North America
6.950%, 11/01/2018	418	506
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B) (C)	137	161
3.250%, 03/01/2016 (B)	200	214
2.400%, 11/23/2016 (B)	453	478
1.000%, 10/06/2015 (B)	2,650	2,668
0.693%, 10/29/2049 (A)	1,400	742
Banco Santander Mexico
4.125%, 11/09/2022 (B)	2,665	2,685
Bank of America MTN
7.625%, 06/01/2019	175	224
7.375%, 05/15/2014	980	1,064
6.500%, 08/01/2016 (C)	8,755	10,169
6.100%, 06/15/2017	6,825	7,822
6.000%, 09/01/2017	2,920	3,398
5.875%, 01/05/2021	1,035	1,237
5.750%, 12/01/2017	3,230	3,735
5.700%, 01/24/2022	545	663
5.650%, 05/01/2018 (C)	1,350	1,564
5.625%, 10/14/2016	7,865	8,949
5.625%, 07/01/2020 (C)	375	443
5.420%, 03/15/2017	5,030	5,489
5.000%, 05/13/2021	75	86
4.500%, 04/01/2015	6,540	6,983
3.875%, 03/22/2017 (C)	610	663
3.625%, 03/17/2016	2,770	2,938
1.500%, 10/09/2015	8,385	8,415
0.689%, 06/15/2017 (A)	2,710	2,537
0.669%, 06/15/2016 (A)	2,700	2,574
Bank of Montreal MTN
2.850%, 06/09/2015 (B) (C)	—	—
2.550%, 11/06/2022	511	510
1.400%, 09/11/2017	689	692
1.300%, 10/31/2014 (B)	321	326
Bank of New York Mellon MTN
4.600%, 01/15/2020 (C)	160	186
3.550%, 09/23/2021	144	158
3.100%, 01/15/2015	125	131
2.950%, 06/18/2015 (C)	500	528
2.400%, 01/17/2017	398	420
Bank of Nova Scotia
3.400%, 01/22/2015 (C)	478	506
1.650%, 10/29/2015 (B) (C)	355	366
0.750%, 10/09/2015	1,160	1,159
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	707	750
2.350%, 02/23/2017 (B)	295	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays Bank
6.050%, 12/04/2017 (B)	$950	$1,041
5.200%, 07/10/2014	350	373
5.000%, 09/22/2016	4,970	5,589
2.500%, 09/21/2015 (B) (C)	365	381
2.250%, 05/10/2017 (B)	221	229
0.938%, 08/07/2049 (A)	380	179
BB&T MTN
6.850%, 04/30/2019 (C)	115	146
5.700%, 04/30/2014	620	664
4.900%, 06/30/2017	400	455
3.950%, 04/29/2016 (C)	555	608
3.375%, 09/25/2013	70	72
1.450%, 01/12/2018	4,700	4,722
BBVA US Senior SAU
4.664%, 10/09/2015	4,050	4,122
3.250%, 05/16/2014	2,680	2,680
Bear Stearns
7.250%, 02/01/2018	3,430	4,279
6.400%, 10/02/2017	3,660	4,427
4.650%, 07/02/2018	3,000	3,424
Berkshire Hathaway
3.750%, 08/15/2021 (C)	1,213	1,349
3.200%, 02/11/2015	1,570	1,657
2.200%, 08/15/2016	75	78
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	5,160	6,237
4.400%, 05/15/2042	860	899
2.450%, 12/15/2015	187	197
BlackRock
6.250%, 09/15/2017 (C)	570	700
3.375%, 06/01/2022	180	193
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,330
BNP Paribas MTN
2.375%, 09/14/2017	1,910	1,945
Boston Properties‡
3.850%, 02/01/2023	2,610	2,774
Branch Banking & Trust
5.625%, 09/15/2016	325	370
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B)	581	616
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B) (C)	1,000	1,053
Capital One Bank USA
8.800%, 07/15/2019	250	339
Capital One Financial
7.375%, 05/23/2014	450	492
6.750%, 09/15/2017	740	914
4.750%, 07/15/2021	375	434
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	329

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.200%, 09/30/2013	$3,440	$3,600
5.850%, 09/01/2017	580	701
2.850%, 06/01/2022	155	160
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	475	494
Charles Schwab
3.225%, 09/01/2022 (B)	100	101
Chase Capital VI
0.938%, 08/01/2028 (A)	2,050	1,604
Citigroup
8.500%, 05/22/2019	600	803
8.125%, 07/15/2039 (C)	400	604
6.875%, 03/05/2038	3,715	4,976
6.500%, 08/19/2013	3,260	3,390
6.375%, 08/12/2014	3,285	3,559
6.125%, 05/15/2018	1,296	1,551
6.010%, 01/15/2015	1,900	2,082
6.000%, 12/13/2013	2,920	3,073
6.000%, 08/15/2017	4,345	5,111
6.000%, 10/31/2033	70	75
5.875%, 01/30/2042	1,130	1,409
5.850%, 07/02/2013	655	674
5.850%, 08/02/2016	300	345
5.500%, 04/11/2013	893	908
5.500%, 02/15/2017	11,465	12,723
5.375%, 08/09/2020 (C)	2,488	2,936
5.000%, 09/15/2014	2,490	2,622
4.700%, 05/29/2015	1,488	1,607
4.587%, 12/15/2015 (C)	114	125
4.500%, 01/14/2022	4,657	5,239
4.450%, 01/10/2017	3,639	4,038
2.650%, 03/02/2015	1,699	1,749
0.862%, 08/25/2036 (A)	3,239	2,384
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,166
CME Group
5.750%, 02/15/2014	177	188
3.000%, 09/15/2022	400	410
CNA Financial
5.875%, 08/15/2020	274	322
5.850%, 12/15/2014	200	217
Comerica
3.000%, 09/16/2015	145	153
CommonWealth‡
6.650%, 01/15/2018	255	288
6.250%, 08/15/2016	300	329
5.875%, 09/15/2020	95	102
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,053
3.750%, 10/15/2014 (B)	1,810	1,906
2.250%, 03/16/2017 (B) (C)	378	396
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	3,130	3,158

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
11.000%, 12/31/2049 (A) (B)	$2,223	$3,013
5.800%, 09/30/2110 (B)	300	355
4.500%, 01/11/2021 (C)	300	340
3.950%, 11/09/2022	5,075	5,143
3.200%, 03/11/2015 (B)	700	734
Countrywide Financial
6.250%, 05/15/2016 (C)	1,170	1,291
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	4,110	4,259
2.625%, 01/21/2014 (B)	990	1,003
Credit Suisse NY MTN
6.000%, 02/15/2018 (C)	7,754	8,936
5.500%, 05/01/2014	125	133
5.000%, 05/15/2013 (C)	4,489	4,579
Credit Suisse USA
5.125%, 08/15/2015	645	716
DDR
4.625%, 07/15/2022‡	2,475	2,694
Deutsche Bank MTN
4.875%, 05/20/2013	740	755
3.875%, 08/18/2014	295	311
2.375%, 01/11/2013 (C)	300	301
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A) (B) (C)	4,789	4,460
DnB Boligkreditt
2.100%, 10/14/2015 (B) (C)	1,057	1,097
Dresdner Funding Trust I
8.151%, 06/30/2031 (B)	365	345
Equity One‡
3.750%, 11/15/2022	1,046	1,045
ERP Operating‡
5.750%, 06/15/2017	500	593
5.125%, 03/15/2016	1,000	1,117
4.625%, 12/15/2021	236	266
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	2,519	3,119
7.050%, 07/15/2028 (B)	1,713	2,146
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	4,253	5,871
FDIC Structured Sale Guaranteed Notes
1.480%, 10/25/2013 (B) (D)	1,570	1,567
Federal Realty Investment Trust‡
3.000%, 08/01/2022	1,220	1,214
First Chicago NBD Institutional Capital I
0.863%, 02/01/2027 (A)	3,750	2,934
First Industrial MTN
7.500%, 12/01/2017	1,765	1,996

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FMR LLC
6.450%, 11/15/2039 (B)	$250	$312
Ford Motor Credit LLC
8.125%, 01/15/2020	1,710	2,173
5.875%, 08/02/2021	9,302	10,660
4.250%, 09/20/2022 (C)	260	270
4.207%, 04/15/2016	401	426
3.984%, 06/15/2016	555	586
3.000%, 06/12/2017 (C)	1,173	1,195
2.750%, 05/15/2015	5,270	5,366
General Electric Capital MTN
6.875%, 01/10/2039	5,282	7,166
6.750%, 03/15/2032	450	587
6.375%, 11/15/2067 (A)	6,235	6,613
6.150%, 08/07/2037 (C)	5,880	7,357
6.000%, 08/07/2019	920	1,125
5.900%, 05/13/2014	2,510	2,696
5.875%, 01/14/2038	2,560	3,104
5.625%, 09/15/2017 (C)	800	945
5.625%, 05/01/2018	6,950	8,281
5.550%, 05/04/2020	2,580	3,074
5.500%, 01/08/2020	480	574
5.400%, 02/15/2017	1,800	2,080
5.375%, 10/20/2016	1,500	1,725
5.300%, 02/11/2021 (C)	1,753	2,030
4.625%, 01/07/2021 (C)	3,300	3,744
3.150%, 09/07/2022 (C)	8,193	8,383
2.300%, 04/27/2017	600	620
2.250%, 11/09/2015	180	186
1.625%, 07/02/2015	4,290	4,351
1.212%, 05/22/2013 (A)	315	316
0.693%, 05/05/2026 (A)	4,620	4,026
0.649%, 09/15/2014 (A)	4,090	4,080
0.582%, 08/07/2018 (A)	888	848
0.564%, 03/20/2014 (A)	2,000	1,982
Glitnir Banki
7.451%, 09/14/2016 (B) (E) (F) (G)	500	—
6.693%, 06/15/2016 (B) (F)	4,480	56
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	10,290
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,908
6.750%, 10/01/2037	805	896
6.250%, 09/01/2017 (C)	1,400	1,636
6.250%, 02/01/2041	3,555	4,321
6.150%, 04/01/2018 (C)	10,605	12,388
6.000%, 05/01/2014	690	737
6.000%, 06/15/2020 (C)	1,935	2,294
5.950%, 01/18/2018	500	579
5.750%, 10/01/2016	1,505	1,716
5.750%, 01/24/2022	1,040	1,234
5.375%, 03/15/2020	2,635	3,018
5.250%, 10/15/2013	680	705

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.250%, 07/27/2021	$12,135	$13,876
5.150%, 01/15/2014	300	313
4.750%, 07/15/2013	100	102
3.625%, 02/07/2016	470	498
0.719%, 07/22/2015 (A)	45	44
Goodman Funding Pty‡
6.000%, 03/22/2022 (B)	935	1,044
Hartford Financial Services Group
6.625%, 04/15/2042	730	916
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,419
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B) (C)	1,220	994
HCP MTN‡
6.700%, 01/30/2018	456	549
6.300%, 09/15/2016	940	1,083
6.000%, 01/30/2017	6,000	6,912
5.650%, 12/15/2013	2,845	2,980
5.375%, 02/01/2021 (C)	105	121
3.750%, 02/01/2019	3,936	4,168
2.625%, 02/01/2020	8,930	8,898
Health Care‡
6.500%, 03/15/2041	1,650	1,969
5.250%, 01/15/2022	1,825	2,056
4.950%, 01/15/2021	6,340	7,005
4.700%, 09/15/2017	225	251
Healthcare Realty Trust‡
6.500%, 01/17/2017	85	98
5.750%, 01/15/2021	60	67
Highwoods Properties‡
7.500%, 04/15/2018	1,339	1,628
Hongkong & Shanghai Banking
0.563%, 07/22/2049 (A)	195	96
HSBC Bank
4.750%, 01/19/2021 (B)	400	466
4.125%, 08/12/2020 (B)	261	291
3.100%, 05/24/2016 (B)	5,097	5,421
1.625%, 07/07/2014 (B) (C)	728	743
0.850%, 06/29/2049 (A)	1,160	579
HSBC Bank USA NY
4.625%, 04/01/2014	300	314
HSBC Finance
6.676%, 01/15/2021 (C)	6,630	7,881
5.500%, 01/19/2016	600	667
4.750%, 07/15/2013	166	170
0.590%, 01/15/2014 (A)	500	498
HSBC Holdings
5.100%, 04/05/2021	201	239
4.875%, 01/14/2022	300	350
4.000%, 03/30/2022	490	539
HSBC USA
2.375%, 02/13/2015	3,161	3,255

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hutchison Whampoa International 11
4.625%, 01/13/2022 (B)	$2,135	$2,390
3.500%, 01/13/2017 (B)	785	836
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B)	294	298
Hyundai Capital America
2.125%, 10/02/2017 (B)	710	719
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	972
ING Bank
3.750%, 03/07/2017 (B)	457	486
2.000%, 09/25/2015 (B)	200	201
International Lease Finance
6.750%, 09/01/2016 (B)	5,970	6,657
6.500%, 09/01/2014 (B)	7,190	7,657
Intesa Sanpaolo
3.625%, 08/12/2015 (B)	1,140	1,135
Itau Unibanco Holding
5.125%, 05/13/2023 (B)	3,050	3,096
Jackson National Life Global Funding MTN
5.375%, 05/08/2013 (B)	610	623
Jefferies Group
8.500%, 07/15/2019	90	106
6.450%, 06/08/2027	590	622
6.250%, 01/15/2036	400	408
3.875%, 11/09/2015 (C)	171	175
John Deere Capital
5.750%, 09/10/2018	300	369
2.250%, 04/17/2019	1,400	1,451
1.700%, 01/15/2020	65	65
1.200%, 10/10/2017	196	197
JPMorgan Chase
6.400%, 05/15/2038	385	520
6.000%, 10/01/2017	10,755	12,738
6.000%, 01/15/2018	400	477
5.750%, 01/02/2013	760	763
5.400%, 01/06/2042	1,129	1,368
5.150%, 10/01/2015	240	264
5.125%, 09/15/2014	136	145
4.750%, 05/01/2013	40	41
4.650%, 06/01/2014	3,207	3,387
4.500%, 01/24/2022	1,660	1,878
4.350%, 08/15/2021	510	572
3.450%, 03/01/2016	1,015	1,082
3.250%, 09/23/2022 (C)	1,070	1,107
2.000%, 08/15/2017	4,270	4,350
1.100%, 10/15/2015	8,072	8,067
0.729%, 06/13/2016 (A)	4,250	4,124
JPMorgan Chase Bank
6.000%, 07/05/2017	3,365	3,959
JPMorgan Chase Capital XIII
1.312%, 09/30/2034 (A)	2,150	1,681

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Capital XXIII
0.578%, 05/15/2047 (A)	$4,697	$3,467
Kaupthing Bank
7.125%, 05/19/2016 (B) (E) (F) (G)	12,000	1
KeyBank
5.800%, 07/01/2014	600	644
Landsbanki Islands
6.100%, 08/25/2011 (B) (F)	6,520	391
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	2,150	2,156
Lazard Group
7.125%, 05/15/2015	2,880	3,193
6.850%, 06/15/2017	4,185	4,833
Liberty Mutual Group
6.500%, 05/01/2042 (B)	1,409	1,560
4.950%, 05/01/2022 (B)	87	94
Lincoln National
4.850%, 06/24/2021	58	64
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	200	234
Macquarie Bank
5.000%, 02/22/2017 (B) (C)	652	711
Macquarie Group MTN
7.625%, 08/13/2019 (B) (C)	150	177
7.300%, 08/01/2014 (B)	480	520
6.250%, 01/14/2021 (B) (C)	525	577
6.000%, 01/14/2020 (B)	225	244
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	304
Markel
4.900%, 07/01/2022	1,375	1,495
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	3,745	5,757
5.375%, 12/01/2041 (B)	66	78
MassMutual Global Funding II
2.875%, 04/21/2014 (B)	122	126
2.500%, 10/17/2022 (B)	363	361
2.300%, 09/28/2015 (B)	100	104
Merrill Lynch MTN
6.875%, 04/25/2018	980	1,180
6.400%, 08/28/2017	1,600	1,874
6.150%, 04/25/2013	210	214
5.700%, 05/02/2017	600	656
MetLife
7.717%, 02/15/2019	1,750	2,303
6.750%, 06/01/2016	2,950	3,524
6.400%, 12/15/2036	4,740	5,036
4.125%, 08/13/2042	834	832
MetLife Capital Trust X
9.250%, 04/08/2038 (B)	2,700	3,726
MetLife Institutional Funding II
1.254%, 04/04/2014 (A) (B)	153	154

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (B)	$200	$203
5.125%, 06/10/2014 (B)	1,575	1,680
3.875%, 04/11/2022 (B)	1,125	1,223
3.650%, 06/14/2018 (B)	490	540
2.500%, 01/11/2013 (B)	925	927
2.500%, 09/29/2015 (B)	2,935	3,068
2.000%, 01/10/2014 (B)	200	203
1.700%, 06/29/2015 (B)	497	508
0.731%, 03/19/2014 (A) (B)	10,375	10,385
Monumental Global Funding
5.500%, 04/22/2013 (B)	235	239
Morgan Stanley
7.300%, 05/13/2019	4,160	5,049
6.625%, 04/01/2018	6,290	7,325
6.250%, 08/28/2017	550	619
6.000%, 05/13/2014	5,705	6,048
5.750%, 10/18/2016	190	210
5.750%, 01/25/2021 (C)	235	268
5.625%, 09/23/2019	2,170	2,447
5.550%, 04/27/2017	514	569
5.500%, 07/24/2020	1,095	1,236
5.500%, 07/28/2021 (C)	2,889	3,304
5.450%, 01/09/2017	350	386
5.375%, 10/15/2015	100	108
5.300%, 03/01/2013	752	760
4.750%, 04/01/2014 (C)	1,940	2,008
4.750%, 03/22/2017	300	325
4.200%, 11/20/2014	1,851	1,936
0.775%, 10/18/2016 (A)	8,835	8,347
Murray Street Investment Trust I
4.647%, 03/09/2017 (H)	8,040	8,632
National Australia Bank
5.350%, 06/12/2013 (B)	6,095	6,246
3.750%, 03/02/2015 (B)	455	483
3.000%, 07/27/2016 (B)	1,000	1,062
2.500%, 01/08/2013 (B)	150	150
2.000%, 06/20/2017 (B)	3,750	3,891
1.600%, 08/07/2015	1,080	1,099
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,588
1.650%, 01/30/2014 (B)	271	275
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	40
National City
4.900%, 01/15/2015	400	435
National City Bank MTN
5.800%, 06/07/2017	525	622
0.780%, 06/07/2017 (A)	3,000	2,930
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	1,530	2,272
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	460	662

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.600%, 04/15/2034 (B) (C)	$2,535	$2,560
5.810%, 12/15/2024 (A) (B)	4,407	4,205
New York Life Global Funding
4.650%, 05/09/2013 (B)	300	306
3.000%, 05/04/2015 (B)	400	422
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,912
NIBC Bank MTN
2.800%, 12/02/2014 (B)	2,350	2,444
Nomura Holdings
6.700%, 03/04/2020	629	742
4.125%, 01/19/2016	150	158
Nordea Bank MTN
4.875%, 05/13/2021 (B) (C)	5,210	5,531
3.700%, 11/13/2014 (B)	900	947
2.250%, 03/20/2015 (B)	3,795	3,894
1.750%, 10/04/2013 (B)	200	202
Northern Trust
5.500%, 08/15/2013	85	88
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,700	3,545
OneBeacon US Holdings
4.600%, 11/09/2022	2,940	2,983
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	203
PACCAR Financial MTN
1.600%, 03/15/2017	164	167
1.550%, 09/29/2014	140	142
Pacific Life Global Funding
5.150%, 04/15/2013 (B)	370	376
5.000%, 05/15/2017 (B)	170	182
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	796
PNC Bank
6.000%, 12/07/2017 (C)	250	303
2.700%, 11/01/2022	985	989
PNC Financial Services Group
8.729%, 11/09/2022 (H)	2,582	2,635
PNC Funding
5.125%, 02/08/2020 (C)	340	407
2.700%, 09/19/2016	88	93
Post Apartment Homes
4.750%, 10/15/2017	70	78
PPF Funding‡
5.500%, 01/15/2014 (B)	5,000	5,156
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	300	322
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	820
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	600	635

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Private Export Funding
4.375%, 03/15/2019	$4,660	$5,597
2.450%, 07/15/2024	3,698	3,799
2.125%, 07/15/2016	4,760	5,037
2.050%, 11/15/2022	6,709	6,749
1.450%, 08/15/2019	4,833	4,898
Prudential Financial MTN
5.625%, 05/12/2041	671	767
5.625%, 06/15/2043 (A) (C)	2,195	2,200
Prudential Holdings
8.695%, 12/18/2023 (B)	3,060	4,049
Prudential Holdings LLC
1.260%, 12/18/2017 (A) (B)	4,550	4,373
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	816
Reckson Operating Partnership‡
6.000%, 03/31/2016	95	105
Royal Bank of Canada
2.300%, 07/20/2016 (C)	640	670
1.200%, 09/19/2017	1,126	1,133
0.625%, 12/04/2015	2,970	2,971
0.563%, 06/29/2085 (A)	860	516
Royal Bank of Scotland Group
7.640%, 09/29/2017 (A)	800	684
6.400%, 10/21/2019	2,200	2,604
6.125%, 12/15/2022	2,910	2,984
2.550%, 09/18/2015	9,864	10,093
Safina
1.550%, 01/15/2022	1,865	1,869
Santander US Debt SAU
3.724%, 01/20/2015 (B)	2,880	2,889
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,463
Shurgard Storage Centers LLC‡
5.875%, 03/15/2013	154	156
Simon Property Group‡
10.350%, 04/01/2019	940	1,358
6.750%, 05/15/2014	165	177
5.650%, 02/01/2020 (C)	133	160
4.375%, 03/01/2021	130	148
4.125%, 12/01/2021	108	122
SLM MTN
8.450%, 06/15/2018	530	616
3.875%, 09/10/2015	1,390	1,421
Societe Generale
0.811%, 11/29/2049 (A)	680	313
0.603%, 11/29/2049 (A)	180	83
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	3,971	3,945
Stadshypotek
1.875%, 10/02/2019 (B) (C)	5,851	5,887
1.450%, 09/30/2013 (B) (C)	1,394	1,405
State Street
4.956%, 03/15/2018	2,490	2,824
4.300%, 05/30/2014	60	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (B)	$1,980	$2,089
3.100%, 01/14/2016 (B)	640	684
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	2,064
Svenska Handelsbanken
3.125%, 07/12/2016	282	299
2.875%, 04/04/2017	3,127	3,314
Swedbank MTN
2.125%, 09/29/2017 (B)	4,346	4,410
Swiss Re Treasury US
4.250%, 12/06/2042 (B)	1,260	1,252
2.875%, 12/06/2022 (B)	1,260	1,260
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,890	2,614
Temasek Financial I
2.375%, 01/23/2023 (B)	1,660	1,649
Toronto-Dominion Bank MTN
2.500%, 07/14/2016 (C)	538	567
2.200%, 07/29/2015 (B)	295	308
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,963
3.200%, 06/17/2015	308	327
2.050%, 01/12/2017	215	224
2.000%, 09/15/2016	930	964
1.250%, 10/05/2017	2,980	3,001
Travelers
5.900%, 06/02/2019	145	181
Travelers Property Casualty
7.750%, 04/15/2026	300	424
UBS MTN
5.875%, 12/20/2017	520	619
5.750%, 04/25/2018	150	179
3.875%, 01/15/2015	1,170	1,237
2.250%, 08/12/2013 (C)	250	253
2.250%, 01/28/2014	1,690	1,716
UDR MTN
6.050%, 06/01/2013‡	370	379
5.250%, 01/15/2015‡	75	81
4.250%, 06/01/2018‡	2,000	2,194
US Bancorp MTN
4.125%, 05/24/2021	134	155
3.000%, 03/15/2022	67	71
2.875%, 11/20/2014	415	434
2.450%, 07/27/2015	300	315
Ventas Realty‡
4.000%, 04/30/2019	3,553	3,824
Verizon Global Funding
7.750%, 12/01/2030	3,940	5,796
Vesey Street Investment Trust I
0.000%, 09/01/2016 (H)	870	940
Wachovia
5.750%, 06/15/2017	690	820
5.750%, 02/01/2018	350	422

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 05/01/2013 (C)	$644	$658
5.250%, 08/01/2014	650	696
0.653%, 10/28/2015 (A)	3,610	3,559
Wachovia Bank MTN
6.000%, 11/15/2017	3,950	4,760
0.719%, 03/15/2016 (A)	1,200	1,182
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,774
WEA Finance
7.125%, 04/15/2018 (B) (C)	3,655	4,512
6.750%, 09/02/2019 (B)	721	893
WEA Finance LLC
4.625%, 05/10/2021 (B)	930	1,038
3.375%, 10/03/2022 (B)	1,814	1,847
Wells Fargo
5.625%, 12/11/2017	830	996
5.000%, 11/15/2014	1,085	1,167
4.600%, 04/01/2021	840	975
3.676%, 06/15/2016 (C) (H)	3,170	3,451
2.100%, 05/08/2017	1,240	1,286
Wells Fargo Bank
4.750%, 02/09/2015	300	323
Wells Fargo Capital X
5.950%, 12/15/2036	1,350	1,367
Westpac Banking MTN
4.875%, 11/19/2019 (C)	604	707
2.450%, 11/28/2016 (B) (C)	350	370
1.092%, 03/31/2014 (A) (B)	725	730
Woodbourne Capital Trust I
1.100%, 04/08/2049 (A) (B)	625	269
WR Berkley
4.625%, 03/15/2022	1,286	1,381
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,699

		1,000,522

Health Care — 1.0%
Aetna
6.750%, 12/15/2037	60	83
4.500%, 05/15/2042	71	75
Amgen
5.750%, 03/15/2040 (C)	237	286
5.700%, 02/01/2019	100	121
5.650%, 06/15/2042	3,950	4,792
5.375%, 05/15/2043	2,715	3,209
5.150%, 11/15/2041	4,035	4,602
4.850%, 11/18/2014	50	54
4.500%, 03/15/2020	84	96
3.875%, 11/15/2021 (C)	200	220
AstraZeneca
1.950%, 09/18/2019	2,165	2,214
Boston Scientific
6.400%, 06/15/2016	2,130	2,464
Celgene
3.250%, 08/15/2022	4,250	4,365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.900%, 08/15/2017	$337	$345
Coventry Health Care
5.950%, 03/15/2017	2,788	3,262
Express Scripts Holding
3.500%, 11/15/2016 (B)	4,920	5,289
2.650%, 02/15/2017 (B)	812	848
2.100%, 02/12/2015 (B)	4,635	4,727
Gilead Sciences
4.500%, 04/01/2021	1,980	2,280
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,730	2,122
HCA
5.750%, 03/15/2014	5,548	5,798
Hospira
6.400%, 05/15/2015	20	22
Humana
7.200%, 06/15/2018	2,120	2,631
Life Technologies
5.000%, 01/15/2021	1,651	1,874
Medco Health Solutions
7.125%, 03/15/2018	250	314
2.750%, 09/15/2015 (C)	135	141
Medtronic
4.450%, 03/15/2020	1,320	1,542
Merck
2.400%, 09/15/2022	156	158
Pharmacia
6.500%, 12/01/2018	430	556
Roche Holdings
6.000%, 03/01/2019 (B)	1,260	1,584
Thermo Fisher Scientific
3.600%, 08/15/2021	770	827
3.200%, 03/01/2016	1,425	1,522
UnitedHealth Group
6.625%, 11/15/2037	360	488
5.800%, 03/15/2036	560	688
5.700%, 10/15/2040	910	1,112
4.875%, 02/15/2013	322	325
3.950%, 10/15/2042	655	650
3.875%, 10/15/2020	980	1,097
3.375%, 11/15/2021	225	242
2.750%, 02/15/2023	125	127
1.400%, 10/15/2017	1,458	1,468
Watson Pharmaceuticals
3.250%, 10/01/2022	112	115
1.875%, 10/01/2017	2,738	2,789
WellPoint
6.000%, 02/15/2014	383	407
5.875%, 06/15/2017	350	416
4.625%, 05/15/2042	1,204	1,257
3.700%, 08/15/2021	2,790	2,963
3.300%, 01/15/2023	133	137
3.125%, 05/15/2022	2,607	2,654
1.875%, 01/15/2018	1,205	1,227
1.250%, 09/10/2015	1,460	1,473

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wyeth
5.950%, 04/01/2037	$2,460	$3,299

		81,357

Industrials — 0.9%
ABB Finance USA
4.375%, 05/08/2042	47	53
2.875%, 05/08/2022	117	121
1.625%, 05/08/2017	81	82
ADT
4.875%, 07/15/2042 (B)	111	112
3.500%, 07/15/2022 (B)	105	105
Air 2 US
8.027%, 10/01/2019 (B)	1,426	1,455
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	107	110
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	259	265
BAE Systems
5.800%, 10/11/2041 (B)	90	111
4.750%, 10/11/2021 (B)	3,955	4,471
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	395
Boeing
4.875%, 02/15/2020	2,650	3,226
Burlington Northern Santa Fe
7.290%, 06/01/2036	200	274
5.650%, 05/01/2017	200	238
4.375%, 09/01/2042	150	161
3.450%, 09/15/2021	60	65
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	200	243
4.700%, 10/01/2019	375	436
3.050%, 09/01/2022 (C)	300	315
Canadian National Railway
5.850%, 11/15/2017	150	181
5.550%, 05/15/2018	385	467
Cargill
7.350%, 03/06/2019 (B)	400	506
3.300%, 03/01/2022 (B)	200	208
Caterpillar
2.600%, 06/26/2022	123	125
Continental Airlines
5.983%, 04/19/2022	2,822	3,154
Continental Airlines Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	147	158
Continental Airlines Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	476	526

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	$1,166	$1,268
Continental Airlines Pass-Through Trust, Ser 2001-1, Cl A-1
8.048%, 11/01/2020	2,307	2,610
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024 (C)	127	134
CRH America
6.000%, 09/30/2016	154	173
CSX
7.375%, 02/01/2019 (C)	460	589
4.250%, 06/01/2021	65	74
Danaher
3.900%, 06/23/2021 (C)	266	300
Deere
3.900%, 06/09/2042	64	66
2.600%, 06/08/2022	74	76
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,703	1,909
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	243	265
Delta Air Lines Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	75	82
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	102	108
Eaton
7.625%, 04/01/2024	325	429
Fluor
3.375%, 09/15/2021	308	332
General Electric
5.250%, 12/06/2017	250	296
4.125%, 10/09/2042	155	162
0.850%, 10/09/2015	1,240	1,241
Illinois Tool Works
3.900%, 09/01/2042 (C)	960	1,001
Ingersoll-Rand
6.391%, 11/15/2027	425	519
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.398%, 08/15/2016 (A)	3,555	3,359
Koninklijke Philips Electronics
7.200%, 06/01/2026	300	404
5.750%, 03/11/2018	100	122
3.750%, 03/15/2022	424	468
Lockheed Martin
5.720%, 06/01/2040	405	524
3.350%, 09/15/2021	3,435	3,670
2.125%, 09/15/2016	187	195

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Norfolk Southern
6.000%, 05/23/2111	$527	$647
3.950%, 10/01/2042	129	131
Northrop Grumman
1.850%, 11/15/2015	2,380	2,448
Owens Corning
4.200%, 12/15/2022	1,558	1,580
Pitney Bowes MTN
5.600%, 03/15/2018	100	106
5.000%, 03/15/2015 (C)	225	234
4.875%, 08/15/2014	325	339
Raytheon
3.125%, 10/15/2020	780	837
Republic Services
3.550%, 06/01/2022	125	132
Ryder System MTN
3.600%, 03/01/2016	132	140
2.500%, 03/01/2017	177	181
Turlock
4.150%, 11/02/2042 (B)	1,080	1,102
4.000%, 11/02/2032 (B)	929	946
2.750%, 11/02/2022 (B)	4,960	4,996
1.500%, 11/02/2017 (B)	1,142	1,147
0.950%, 11/02/2015 (B)	2,960	2,960
Union Pacific
4.875%, 01/15/2015	497	539
4.300%, 06/15/2042	100	108
4.163%, 07/15/2022	437	498
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/2024	157	175
United Parcel Service
4.500%, 01/15/2013	1,670	1,678
2.450%, 10/01/2022	100	102
United Parcel Service of America
8.375%, 04/01/2020	140	194
United Technologies
8.875%, 11/15/2019	400	548
5.400%, 05/01/2035	640	808
4.500%, 06/01/2042	1,570	1,785
3.100%, 06/01/2022	230	248
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	50	54
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,270	5,270
Waste Management
7.125%, 12/15/2017	1,650	2,021
4.750%, 06/30/2020	299	345
2.600%, 09/01/2016	1,015	1,069

		71,307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.2%
Arrow Electronics
6.875%, 07/01/2013	$80	$83
6.875%, 06/01/2018	270	320
6.000%, 04/01/2020	225	256
3.375%, 11/01/2015	60	62
Baidu
3.500%, 11/28/2022	1,575	1,594
Cisco Systems
5.900%, 02/15/2039	250	330
5.500%, 01/15/2040	500	637
eBay
4.000%, 07/15/2042	84	82
2.600%, 07/15/2022	74	75
Hewlett-Packard
6.000%, 09/15/2041	400	376
4.650%, 12/09/2021	87	84
4.300%, 06/01/2021	200	189
2.600%, 09/15/2017	187	178
HP Enterprise Services LLC
7.450%, 10/15/2029	500	592
Intel
4.800%, 10/01/2041	293	325
3.300%, 10/01/2021	312	337
International Business Machines
7.625%, 10/15/2018	365	491
4.000%, 06/20/2042	169	179
1.950%, 07/22/2016	126	131
1.250%, 02/06/2017	189	191
Intuit
5.750%, 03/15/2017	765	888
Microsoft
4.500%, 10/01/2040	61	69
1.625%, 09/25/2015	405	417
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	500	621
3.950%, 04/15/2015 (C)	500	538
Oracle
6.500%, 04/15/2038	100	141
6.125%, 07/08/2039	163	221
5.375%, 07/15/2040	97	123
5.000%, 07/08/2019	450	541
2.500%, 10/15/2022	1,568	1,588
1.200%, 10/15/2017	6,495	6,509
Xerox
8.250%, 05/15/2014	320	351
4.500%, 05/15/2021	80	84
2.950%, 03/15/2017	165	169

		18,826

Materials — 0.8%
Barrick
3.850%, 04/01/2022	1,779	1,900

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barrick Gold
6.950%, 04/01/2019	$1,660	$2,078
Barrick North America Finance LLC
4.400%, 05/30/2021	1,050	1,163
BHP Billiton Finance USA
6.500%, 04/01/2019	445	573
4.125%, 02/24/2042	147	158
3.250%, 11/21/2021	4,560	4,930
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,227
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	320	315
Dow Chemical
8.550%, 05/15/2019	377	510
7.600%, 05/15/2014	410	449
5.250%, 11/15/2041	1,525	1,697
4.250%, 11/15/2020 (C)	118	130
3.000%, 11/15/2022	5,405	5,393
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	358
4.900%, 01/15/2041	125	151
1.950%, 01/15/2016	162	168
Ecolab
4.350%, 12/08/2021	620	695
Freeport-McMoRan Copper
3.550%, 03/01/2022	3,005	3,057
2.150%, 03/01/2017	404	413
Mosaic
4.875%, 11/15/2041	117	133
3.750%, 11/15/2021	98	105
Nacional del Cobre de Chile
4.750%, 10/15/2014 (B)	900	953
Placer Dome
6.450%, 10/15/2035	200	243
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	316
4.875%, 03/30/2020	10	12
PPG Industries
9.000%, 05/01/2021	515	719
6.650%, 03/15/2018	695	870
5.750%, 03/15/2013	595	604
Praxair
5.250%, 11/15/2014	205	223
5.200%, 03/15/2017	215	253
4.375%, 03/31/2014	250	263
Rio Tinto Finance USA
8.950%, 05/01/2014	265	295
6.500%, 07/15/2018	3,720	4,676
4.125%, 05/20/2021	770	855
3.750%, 09/20/2021	1,530	1,657
3.500%, 11/02/2020	77	83
Rock-Tenn
4.000%, 03/01/2023 (B)	690	701

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 03/01/2020 (B)	$570	$590
Southern Copper
5.250%, 11/08/2042	3,910	3,829
Stauffer Chemical
7.062%, 04/15/2018 (D) (G)	860	289
6.877%, 04/15/2017 (D) (G)	350	143
Teck Resources
6.250%, 07/15/2041	1,272	1,451
Union Carbide
7.750%, 10/01/2096	200	244
7.500%, 06/01/2025	200	247
Vale
5.625%, 09/11/2042	1,638	1,769
Vale Overseas
8.250%, 01/17/2034	365	497
6.875%, 11/21/2036	2,958	3,660
4.375%, 01/11/2022	4,015	4,253
Xstrata Finance Canada
2.450%, 10/25/2017 (B)	7,490	7,558
1.800%, 10/23/2015 (B)	6,918	6,949

		69,805

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	1,450	1,754
5.000%, 03/30/2020	740	870
3.125%, 07/16/2022	5,605	5,755
2.375%, 09/08/2016	1,838	1,920
AT&T
8.000%, 11/15/2031	43	67
6.800%, 05/15/2036	300	405
6.550%, 02/15/2039	1,890	2,514
6.300%, 01/15/2038	7,595	9,747
5.800%, 02/15/2019	500	617
5.600%, 05/15/2018	660	800
5.550%, 08/15/2041	4,240	5,085
5.500%, 02/01/2018	3,350	4,017
5.350%, 09/01/2040	1,431	1,665
5.100%, 09/15/2014	2,310	2,491
3.875%, 08/15/2021	460	517
1.600%, 02/15/2017	3,290	3,345
BellSouth
6.875%, 10/15/2031	150	185
6.550%, 06/15/2034	200	244
Bellsouth Capital Funding
7.120%, 07/15/2097	366	467
BellSouth Telecommunications
7.000%, 12/01/2095	184	231
6.300%, 12/15/2015	165	174
British Telecommunications
5.950%, 01/15/2018	1,611	1,937
CCO Holdings LLC
7.000%, 01/15/2019	410	444

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cellco Partnership
8.500%, 11/15/2018	$240	$332
Centel Capital
9.000%, 10/15/2019	325	389
CenturyLink
7.650%, 03/15/2042	1,145	1,194
7.600%, 09/15/2039	360	373
6.450%, 06/15/2021	540	594
Comcast Cable Communications Holdings
9.455%, 11/15/2022	920	1,377
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	195
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	280
COX Communications
5.450%, 12/15/2014	1,075	1,176
Cox Enterprises
7.375%, 07/15/2027 (B)	170	217
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	303
Deutsche Telekom International Finance
5.750%, 03/23/2016	2,085	2,376
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	600	739
2.250%, 03/06/2017 (B) (C)	4,740	4,875
DIRECTV Holdings
6.000%, 08/15/2040	3,000	3,271
5.150%, 03/15/2042	565	568
4.600%, 02/15/2021	400	434
DIRECTV Holdings LLC
3.800%, 03/15/2022	1,975	2,016
Discovery Communications
4.950%, 05/15/2042	115	125
Discovery Communications LLC
4.375%, 06/15/2021	344	389
France Telecom
8.500%, 03/01/2031	370	549
2.750%, 09/14/2016	140	147
Frontier Communications
6.625%, 03/15/2015 (C)	490	534
GTE
8.750%, 11/01/2021	600	853
6.840%, 04/15/2018	800	1,012
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	644
Intelsat Jackson Holdings
7.250%, 04/01/2019	485	518
News America
7.300%, 04/30/2028	500	642
6.650%, 11/15/2037	385	495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.150%, 03/01/2037	$4,690	$5,737
News America Holdings
8.875%, 04/26/2023	200	268
7.700%, 10/30/2025	200	270
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	203
Pearson Funding Four
3.750%, 05/08/2022 (B)	1,254	1,333
Qwest
6.750%, 12/01/2021	593	696
Reed Elsevier Capital
3.125%, 10/15/2022 (B)	2,355	2,339
Sprint Capital
8.750%, 03/15/2032	390	463
TCI Communications
8.750%, 08/01/2015	701	844
7.125%, 02/15/2028	400	535
Telecom Italia Capital
6.999%, 06/04/2018	500	563
6.175%, 06/18/2014	100	105
5.250%, 11/15/2013	370	380
Telefonica Chile
3.875%, 10/12/2022 (B)	1,850	1,826
Telefonica Emisiones
6.421%, 06/20/2016	230	248
5.855%, 02/04/2013	295	296
Telefonica Emisiones SAU
6.221%, 07/03/2017 (C)	690	745
5.877%, 07/15/2019	295	310
5.462%, 02/16/2021	69	70
5.134%, 04/27/2020	1,280	1,283
Telefonica Moviles Chile
2.875%, 11/09/2015 (B)	1,078	1,097
Time Warner Entertainment
8.375%, 03/15/2023	232	331
Verizon Communications
8.750%, 11/01/2018	634	886
6.100%, 04/15/2018	1,909	2,365
5.850%, 09/15/2035	150	190
5.500%, 02/15/2018	2,460	2,970
3.850%, 11/01/2042	1,935	1,932
2.450%, 11/01/2022	3,660	3,674
Verizon Maryland
7.150%, 05/01/2023	600	612
Verizon New England
7.875%, 11/15/2029	500	671
Verizon Virginia
4.625%, 03/15/2013	50	51
Virgin Media Secured Finance
6.500%, 01/15/2018	140	152
Vodafone Group
5.450%, 06/10/2019	226	276
1.625%, 03/20/2017	240	244
1.250%, 09/26/2017	2,690	2,693

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	87

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Windstream
8.125%, 09/01/2018 (C)	$365	$396
WPP Finance 2010
5.125%, 09/07/2042	513	516
WPP Finance UK
8.000%, 09/15/2014	520	577

		110,015

Utilities — 1.6%
AGL Capital
6.375%, 07/15/2016	200	237
5.875%, 03/15/2041	73	97
5.250%, 08/15/2019	170	204
4.450%, 04/15/2013	400	406
Alabama Power
6.125%, 05/15/2038	69	93
5.875%, 12/01/2022	275	348
5.500%, 10/15/2017	810	976
3.850%, 12/01/2042	1,460	1,457
Alabama Power Capital Trust V
3.460%, 10/01/2042 (A)	100	100
Ameren
8.875%, 05/15/2014	2,080	2,294
Ameren Illinois
2.700%, 09/01/2022	3,185	3,224
American Electric Power
1.650%, 12/15/2017	3,232	3,241
American Water Capital
6.085%, 10/15/2017 (C)	400	475
Appalachian Power
5.950%, 05/15/2033	200	234
4.600%, 03/30/2021	150	175
APT Pipelines
3.875%, 10/11/2022 (B)	2,918	2,913
Arizona Public Service
8.000%, 12/30/2015	302	313
5.050%, 09/01/2041	219	254
4.500%, 04/01/2042	1,488	1,592
Atmos Energy
4.950%, 10/15/2014	260	280
Boston Gas
4.487%, 02/15/2042 (B)	140	150
Carolina Power & Light
5.300%, 01/15/2019	400	486
5.125%, 09/15/2013	790	819
4.100%, 05/15/2042	1,265	1,334
3.000%, 09/15/2021	111	118
2.800%, 05/15/2022 (C)	121	126
Cedar Brakes II
9.875%, 09/01/2013 (B)	886	913
CenterPoint Energy
6.500%, 05/01/2018 (C)	271	332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CenterPoint Energy Resources
6.125%, 11/01/2017	$320	$387
4.500%, 01/15/2021	246	282
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	391
CMS Energy
2.750%, 05/15/2014	1,250	1,269
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)	805	916
4.875%, 05/26/2021 (B)	249	281
Consolidated Edison of New York
6.650%, 04/01/2019	650	836
5.700%, 06/15/2040	154	200
4.875%, 02/01/2013	710	715
Consumers Energy
6.700%, 09/15/2019	400	526
2.850%, 05/15/2022	56	59
Detroit Edison
5.400%, 08/01/2014	50	53
2.650%, 06/15/2022	66	68
Dominion Resources
8.875%, 01/15/2019	2,295	3,134
6.400%, 06/15/2018	460	576
5.250%, 08/01/2033	1,135	1,326
4.900%, 08/01/2041	48	56
1.950%, 08/15/2016	950	984
DPL
7.250%, 10/15/2021 (B)	8	8
Duke Energy
3.550%, 09/15/2021	362	386
1.625%, 08/15/2017	1,570	1,586
Duke Energy Carolinas
3.900%, 06/15/2021	200	228
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	64
5.100%, 04/15/2018	385	464
4.300%, 06/15/2020	195	225
4.250%, 12/15/2041	120	127
Duke Energy Indiana
4.200%, 03/15/2042	2,695	2,840
3.750%, 07/15/2020	180	201
Enel Finance International
5.125%, 10/07/2019 (B)	500	521
Entergy Louisiana LLC
6.500%, 09/01/2018	500	614
Exelon
5.625%, 06/15/2035	2,415	2,786
Exelon Generation
5.750%, 10/01/2041	86	95
Exelon Generation LLC
4.000%, 10/01/2020 (C)	588	628
FirstEnergy, Ser C
7.375%, 11/15/2031	4,175	5,478
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	3,600	3,808

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida Power
3.850%, 11/15/2042	$5,710	$5,620
Florida Power & Light
5.950%, 10/01/2033	150	199
5.125%, 06/01/2041	197	243
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	217
Jersey Central Power & Light
7.350%, 02/01/2019	500	649
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	254	292
Kansas City Power & Light
5.300%, 10/01/2041	350	411
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,664
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	278
MidAmerican Energy
5.300%, 03/15/2018	750	902
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,895	5,273
Mirant Mid Atlantic Pass-Through Trust C
10.060%, 12/30/2028	229	254
Nevada Power
7.125%, 03/15/2019	400	523
6.500%, 08/01/2018	290	365
5.450%, 05/15/2041	150	190
5.375%, 09/15/2040	45	56
NextEra Energy Capital Holdings
5.350%, 06/15/2013	125	128
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	212
4.119%, 11/28/2042 (B)	1,250	1,260
Nisource Finance
6.800%, 01/15/2019	3,747	4,570
5.800%, 02/01/2042 (C)	471	537
Northern Natural Gas
4.100%, 09/15/2042 (B)	1,535	1,578
Northern States Power
6.250%, 06/01/2036	350	493
5.350%, 11/01/2039	56	72
NRG Energy
7.625%, 01/15/2018	780	862
7.625%, 05/15/2019	110	117
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,775
5.300%, 06/01/2042	1,500	1,674
Pacific Gas & Electric
8.250%, 10/15/2018	1,690	2,310
5.800%, 03/01/2037	810	1,022

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.400%, 01/15/2040	$156	$191
4.500%, 12/15/2041	180	198
4.450%, 04/15/2042	2,443	2,681
3.250%, 09/15/2021	35	38
PacifiCorp
6.250%, 10/15/2037	310	423
5.650%, 07/15/2018	600	739
5.500%, 01/15/2019	400	490
PG&E
5.750%, 04/01/2014	80	85
PPL Capital Funding
3.500%, 12/01/2022	1,755	1,791
PPL Energy Supply
4.600%, 12/15/2021 (C)	230	252
Progress Energy
6.000%, 12/01/2039	200	246
3.150%, 04/01/2022	1,129	1,154
PSEG Power
5.125%, 04/15/2020	120	138
4.150%, 09/15/2021	72	79
PSEG Power LLC
5.500%, 12/01/2015	445	499
5.320%, 09/15/2016	126	143
2.750%, 09/15/2016	1,055	1,099
Public Service Electric & Gas
5.375%, 11/01/2039	97	123
3.650%, 09/01/2042	113	112
2.700%, 05/01/2015	135	141
Public Service of Colorado
3.600%, 09/15/2042	2,640	2,597
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,648
Public Service of Oklahoma
5.150%, 12/01/2019	220	259
Sabine Pass LNG L.P.
7.500%, 11/30/2016	710	767
7.500%, 11/30/2016 (B)	230	239
San Diego Gas & Electric
6.000%, 06/01/2026	400	551
3.950%, 11/15/2041	41	44
Sempra Energy
9.800%, 02/15/2019	100	140
8.900%, 11/15/2013	400	430
6.500%, 06/01/2016	135	160
6.000%, 10/15/2039	170	220
2.875%, 10/01/2022	140	141
2.000%, 03/15/2014	234	238
Sierra Pacific Power
5.450%, 09/01/2013	500	518
Southern
4.150%, 05/15/2014	85	89
1.950%, 09/01/2016	130	135
Southern California Edison
6.650%, 04/01/2029	200	268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	89

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 03/15/2040	$170	$219
4.650%, 04/01/2015	200	219
Southern Power
5.150%, 09/15/2041	44	51
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	728
Southern Union
8.250%, 11/15/2029	4,295	5,480
3.330%, 11/01/2066 (A)	485	416
Southwestern Electric Power
6.450%, 01/15/2019	672	825
3.550%, 02/15/2022	3,415	3,619
Southwestern Public Service
8.750%, 12/01/2018	300	411
Texas-New Mexico Power
9.500%, 04/01/2019 (B)	1,487	2,013
Virginia Electric and Power
5.400%, 04/30/2018	695	847
2.950%, 01/15/2022	1,600	1,704
Western Massachusetts Electric
3.500%, 09/15/2021	710	762
Wisconsin Electric Power
2.950%, 09/15/2021	14	15

		133,460

Total Corporate Obligations (Cost $1,819,377) ($ Thousands)		1,944,414

ASSET-BACKED SECURITIES — 9.0%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/2014	27	27
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	357	361
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/2014	174	175
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	5,646	5,758
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/2015	195	195
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	6,948	7,137
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	371	371

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	$1,835	$1,838
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	355	357
Ally Auto Receivables Trust, Ser 2012-3, Cl A2
0.700%, 01/15/2015	1,500	1,503
Ally Auto Receivables Trust, Ser 2012-3, Cl A3
0.850%, 08/15/2016	347	349
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	8,221	8,229
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	12,067	12,064
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,986
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (B)	251	251
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	1,008	1,013
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	845	845
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	255	255
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A3
1.270%, 04/08/2015	203	203
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	183	184
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	250	250
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	240	241

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	$480	$481
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	299	301
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	3,715	3,716
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	2,170	2,172
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	700	700
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	232	232
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	440	466
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	1,050	1,110
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,741
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/2016 (B)	38	38
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (B)	251	253
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	18	18
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	342	343
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	1,054	1,053
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/2014	37	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/2015	$388	$391
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/2016	530	546
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/2016	506	510
CarMax Auto Owner Trust, Ser 2012-3, Cl A2
0.430%, 09/15/2015	1,078	1,078
CarNow Auto Receivables Trust, Ser 2012-1A, Cl A
2.090%, 01/15/2015 (B)	208	208
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	423	435
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	424	443
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	195	195
CPS Auto Trust, Ser 2012-B, Cl A
3.090%, 09/16/2019 (B)	1,114	1,120
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	766	767
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	605	605
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015 (B)	316	316
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	684	684
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	600	601
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	191	191
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/2014	173	175
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/2016	351	353
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A3
1.010%, 12/15/2016	400	402
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	1,555	1,556

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	91

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	$609	$609
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A3
0.510%, 04/15/2017	451	451
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/2017	4	4
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	128	128
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	2,100	2,294
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/2015	118	118
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	4,993	5,016
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	108	108
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	57
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	275	276
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	2,577	2,579
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	193	194
Huntington Auto Trust, Ser 2012-2, Cl A2
0.380%, 09/15/2015	1,374	1,375
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	175	176
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	375	383
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/2015	293	294
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	365	372
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	257	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	$288	$294
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	580	581
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	508	509
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (B)	171	171
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.370%, 03/16/2015	413	413
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	2,217	2,259
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (B)	700	709
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	626	626
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/2014	171	172
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	300	303
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	400	410
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	108	108
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017 (B)	172	173
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	321	323
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A2
0.910%, 05/15/2015	211	211

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/2015	$133	$134
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/2015	3,158	3,165
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	165	166
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	2,282	2,284
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	1,331	1,335
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	2,000	2,000
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	1,663	1,663
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (B)	208	208
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	415	421
United Auto Credit Securitization Trust, Ser 2012-1, Cl A2
1.100%, 03/16/2015 (B)	330	330
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	263	265
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	206	206
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A2
0.660%, 11/20/2014	1,380	1,383
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	687	692
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	426	429
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/2014 (B)	201	201
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/2015	477	482
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	440	440

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	$439	$440
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	820	820
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A2
0.710%, 01/15/2015	244	244
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	181	182

		106,274

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.458%, 03/15/2017 (A)	2,532	2,585
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.358%, 03/15/2018 (A)	3,727	3,727
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.449%, 05/15/2020 (A)	9,889	9,889
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.268%, 01/15/2016 (A)	835	835
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.689%, 10/15/2015 (A)	6,057	6,058
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.889%, 09/15/2015 (A)	5,921	5,992
Chase Issuance Trust, Ser 2011-A2, Cl A2
0.298%, 05/15/2015 (A)	14,657	14,666
Chase Issuance Trust, Ser 2012-A6, Cl A
0.338%, 08/15/2017 (A)	30,039	30,056
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.729%, 06/15/2015 (A)	2,592	2,592
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.558%, 08/15/2016 (A)	10,491	10,525
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.758%, 01/17/2017 (A)	1,756	1,766

		88,691

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	93

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.0%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.637%, 06/25/2032	$46	$43
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.580%, 09/25/2035 (A)	1,413	1,396
ACE Securities, Ser 2006-SL3, Cl A1
0.308%, 06/25/2036 (A)	5,727	1,032
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.448%, 03/25/2030 (A)	1,981	680
Argent Securities, Ser 2004-W5, Cl AV2
0.727%, 04/25/2034 (A)	1,113	1,043
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	627	635
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.868%, 06/25/2035 (A)	70	68
Asset-Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.183%, 12/15/2033 (A)	2,850	2,560
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M2
0.718%, 07/25/2035 (A)	977	956
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.957%, 03/25/2043 (A)	2,163	2,087
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.597%, 12/25/2035 (A)	4,488	4,191
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.578%, 08/25/2035 (A)	6,856	6,630
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.428%, 12/25/2035 (A)	21	20
Centex Home Equity, Ser 2003-B, Cl AF4
3.235%, 02/25/2032	96	89
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	76	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Centex Home Equity, Ser 2006-A, Cl AV4
0.458%, 06/25/2036 (A)	$75	$59
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	4,668	4,531
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	1,827	1,838
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.028%, 09/15/2029 (A)	310	256
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.677%, 05/25/2039 (A) (B)	626	552
GSAA Trust, Ser 2005-6, Cl A3
0.578%, 06/25/2035 (A)	3,985	3,505
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.988%, 07/25/2037 (A)	490	485
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.478%, 01/20/2035 (A)	3,450	3,353
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.698%, 01/20/2035 (A)	384	355
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.468%, 01/20/2035 (A)	82	80
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.367%, 01/20/2036 (A)	6,002	5,912
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.388%, 01/20/2036 (A)	71	68
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.358%, 03/20/2036 (A)	270	266
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.358%, 03/20/2036 (A)	78	77
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	227	228
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.388%, 03/20/2036 (A)	2,314	2,288
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.407%, 03/20/2036 (A)	214	206

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Home Equity Loan Trust, Ser 2007-2, Cl A2V
0.367%, 07/20/2036 (A)	$179	$178
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.407%, 11/20/2036 (A)	606	596
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.943%, 06/25/2035 (A)	5	5
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.557%, 07/25/2034 (A) (B)	636	628
MASTR Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.402%, 06/25/2035 (A)	6,159	6,017
MASTR Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.367%, 08/25/2036 (A)	1,146	406
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.957%, 01/25/2035 (A)	31	31
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl A3
0.587%, 08/25/2035 (A)	266	265
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.808%, 06/25/2035 (A)	6,975	6,242
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.578%, 09/25/2035 (A)	7,695	7,414
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.888%, 01/25/2032 (A)	132	129
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	447
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.578%, 10/25/2035 (A)	327	319
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	402	398
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	1,097	1,107
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	174	171
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	248	247
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.557%, 04/25/2037 (A) (B)	656	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.358%, 06/25/2037 (A)	$128	$61
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	271	266
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	934	926
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.358%, 07/25/2036 (A)	614	596
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	779	785
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	7,748	7,852
Wells Fargo Home Equity Trust, Ser 2005-2, Cl AI1B
0.497%, 08/25/2035 (A)	25	25

		80,988

Other Asset-Backed Securities — 5.6%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.008%, 12/27/2022 (A) (B)	421	424
Access Group, Ser 2006-1, Cl A2
0.421%, 08/25/2023 (A)	3,294	3,239
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/2043 (B)	2,334	2,334
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/2043 (B)	1,334	1,349
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/2043 (B)	400	401
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/2043 (B)	723	726
AH Mortgage Advance Trust, Ser 2012-3, Cl 1A2
3.720%, 03/13/2044 (B)	1,575	1,599
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.519%, 06/14/2037 (A) (B)	3,954	3,638
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	3,250	3,308
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,362

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	95

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.008%, 02/15/2017 (A)	$4,511	$4,531
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.908%, 06/15/2017 (A)	2,903	2,910
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	5,598	5,607
Alm Loan Funding, Ser 2012-7A, Cl A1
1.701%, 10/19/2024 (A) (B)	4,350	4,350
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.438%, 01/25/2036 (A)	132	132
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.407%, 08/25/2035 (A)	32	31
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.888%, 01/25/2032 (A)	347	281
Apidos CDO II, Ser 2005-2A, Cl C
2.113%, 12/21/2018 (A) (B)	1,750	1,548
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	490	490
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	4,391	3,688
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.608%, 08/25/2043 (A)	5,446	5,225
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.608%, 09/15/2017 (A) (B)	2,654	2,650
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.911%, 12/26/2035 (A)	5,254	5,129
Brazos Higher Education Authority, Ser 2005-1, Cl 1A3
0.474%, 09/26/2022 (A)	4,300	4,240
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.584%, 12/26/2024 (A)	1,183	1,090
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/2035 (A)	4,835	4,808
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.112%, 02/25/2030 (A)	3,000	3,024
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.315%, 10/27/2036 (A)	3,520	3,406

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	$480	$484
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.528%, 09/25/2035 (A)	4,966	4,799
Castle Trust, Ser 2003-1AW, Cl A1
0.958%, 05/15/2027 (A) (B)	135	125
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1,116	1,198
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	237	241
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	468
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	704	679
CIT Education Loan Trust, Ser 2007-1, Cl A
0.459%, 03/25/2042 (A) (B)	3,986	3,705
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	5,731
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	898
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	318	319
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	305	307
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	219
CNH Equipment Trust, Ser 2012-A, Cl A2
0.650%, 07/15/2015	324	325
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	263	265
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	1,187	1,187
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	826	808

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	$17	$19
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	125	130
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.867%, 04/25/2032 (A)	53	31
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.808%, 06/25/2033 (A)	115	106
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.677%, 02/25/2036 (A)	8,230	7,977
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.668%, 10/25/2035 (A)	268	262
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/2046 (A)	208	169
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.538%, 07/25/2036 (A) (B)	366	213
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.108%, 10/25/2047 (A)	100	73
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.407%, 02/25/2037 (A) (B)	935	518
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.658%, 03/25/2047 (A) (B)	764	365
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.508%, 02/15/2034 (A)	631	529
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	92	85
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/2036	570	347
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
4.384%, 12/25/2036	1,429	966

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.518%, 05/25/2046 (A) (B)	$10,796	$4,838
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	2,375	2,434
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	2,458	2,523
Educational Funding of the South, Ser 2011-1, Cl A2
0.965%, 04/25/2035 (A)	1,580	1,582
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.558%, 03/25/2036 (A) (B)	2,500	2,509
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.208%, 04/25/2033 (A) (B)	4,600	4,686
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	231	217
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.208%, 09/25/2034 (A)	66	63
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl A2D
0.587%, 09/25/2035 (A)	4,467	4,396
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	2,675	2,725
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,877
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.558%, 09/15/2016 (A)	7,720	7,720
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	525	525
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	1,000	1,000
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	604	604
GE Seaco Finance, Ser 2005-1A, Cl A
0.457%, 11/17/2020 (A) (B)	4,140	4,080
Genesis Funding, Ser 2006-1A, Cl G1
0.448%, 12/19/2032 (A) (B)	4,681	4,086

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	97

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	$161	$164
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	4,702	5,101
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	3,919	4,308
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.719%, 02/20/2032 (A)	927	743
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.724%, 03/13/2032 (A)	1,507	1,262
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (B)	927	929
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	738
Indymac Residential Asset- Backed Trust, Ser 2007-A, Cl 2A4A
0.528%, 04/25/2047 (A)	1,200	626
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	321	323
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	285	292
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	549	549
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	583
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.338%, 11/25/2036 (A)	5,385	5,258
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.575%, 10/25/2032 (A)	2,153	1,984
Latitude CLO II, Ser 2006-2A, Cl A2
0.719%, 12/15/2018 (A) (B)	2,200	2,057
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	344	375
Lehman XS Trust, Ser 2005-6, Cl 1A3
0.467%, 11/25/2035 (A)	131	130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.507%, 12/25/2035 (A)	$2,313	$820
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.002%, 02/25/2035 (A)	8,900	8,171
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	2,000	1,999
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.458%, 03/25/2032 (A)	328	306
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2C
0.388%, 06/25/2037 (A)	104	48
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,257	3,360
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	508	549
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,786	6,136
Morgan Stanley ABS Capital I, Ser 2005-WMC6, Cl M1
0.687%, 07/25/2035 (A)	155	154
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.512%, 09/25/2024 (A)	1,579	1,575
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.425%, 10/25/2033 (A)	5,802	5,391
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.473%, 03/23/2037 (A)	10,015	9,374
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.493%, 12/24/2035 (A)	4,000	3,678
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.381%, 11/23/2022 (A)	8,592	8,567
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.395%, 10/26/2026 (A)	12,723	12,708
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.322%, 11/27/2018 (A)	382	381
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.572%, 05/27/2025 (A)	3,615	3,408
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.719%, 03/25/2026 (A) (B)	10,146	9,870

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.809%, 10/27/2036 (A) (B)	$5,547	$5,510
Neptune Finance CCS, Ser 2008-1A, Cl A
0.934%, 04/20/2020 (A) (B)	4,400	4,339
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	195	197
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.678%, 05/15/2017 (A)	1,659	1,663
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	10	10
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.572%, 08/25/2021 (A)	3,750	3,525
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.448%, 05/15/2032 (A)	15	14
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.907%, 12/25/2034 (A)	3,531	3,529
Park Place Securities, Ser 2004-WCW1, Cl M2
0.888%, 09/25/2034 (A)	905	888
Park Place Securities, Ser 2004-WCW2, Cl M1
0.828%, 10/25/2034 (A)	59	58
Park Place Securities, Ser 2004-WWF1, Cl M2
0.888%, 12/25/2034 (A)	85	85
Park Place Securities, Ser 2005-WCH1, Cl M2
0.727%, 01/25/2036 (A)	3,667	3,591
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.547%, 09/25/2035 (A)	2,156	2,099
Pennsylvania Higher Education Assistance Agency, Ser 2005-1, Cl B1
2.420%, 04/25/2045 (A)	4,150	3,486
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/2051 (A) (B)	146	146
PennyMac Loan Trust, Ser 2012-NPL1, Cl A
3.422%, 05/28/2052 (A) (B)	627	627
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	99	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.518%, 06/25/2047 (A)	$11,530	$5,864
Race Point CLO, Ser 2012-7A, Cl A
1.730%, 11/08/2024 (A) (B)	4,500	4,500
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	2
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	668	651
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	508	503
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/2049 (B)	88	88
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.547%, 10/25/2035 (A)	600	557
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.497%, 10/25/2033 (A)	3,941	3,893
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A2
0.398%, 03/25/2036 (A)	5,082	5,052
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.507%, 03/25/2036 (A)	1,100	971
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (B)	771	773
Resort Finance Timeshare, Ser 2012-1, Cl A1
6.250%, 08/06/2018	1,467	1,467
Resort Finance Timeshare, Ser 2012-2, Cl A
5.750%, 09/05/2018	882	882
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,935
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.679%, 12/15/2025 (A) (B)	1,500	1,465
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.669%, 09/15/2022 (A) (B)	4,199	4,200
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.139%, 03/15/2033 (A) (B)	72	71

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	99

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.485%, 04/27/2020 (A)	$—	$—
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.415%, 04/25/2025 (A)	421	416
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.515%, 07/27/2026 (A)	2,017	2,042
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/2023 (A)	1,129	1,129
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.425%, 01/25/2027 (A)	2,830	2,744
SLM Student Loan Trust, Ser 2006-6, Cl A2
0.395%, 10/25/2022 (A)	2,278	2,275
SLM Student Loan Trust, Ser 2006-8, Cl A4
0.395%, 10/25/2021 (A)	5,720	5,699
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.315%, 07/25/2017 (A)	1,225	1,222
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.375%, 01/25/2022 (A)	7,549	7,553
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.865%, 10/25/2017 (A)	524	527
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.407%, 10/25/2034 (A)	495	506
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (B)	1,052	1,137
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.608%, 12/15/2023 (A) (B)	5,728	5,787
SLM Student Loan Trust, Ser 2012-2, Cl A
0.608%, 01/25/2029 (A)	5,829	5,904
SLM Student Loan Trust, Ser 2012-3, Cl A
0.367%, 12/26/2025 (A)	5,605	5,665
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.958%, 05/26/2026 (A)	800	808
SLM Student Loan Trust, Ser 2012-A
1.608%, 08/15/2025 (A) (B)	5,574	5,636
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.308%, 12/15/2021 (A) (B)	5,230	5,270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.308%, 08/15/2023 (A) (B)	$4,654	$4,685
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.964%, 10/16/2023 (A) (B)	11,895	11,898
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.964%, 06/15/2045 (A) (B)	5,352	5,353
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.503%, 10/28/2028 (A)	1,857	1,852
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.513%, 04/28/2029 (A)	1,679	1,666
Sound Point CLO, Ser 2012-1A, Cl C
3.684%, 10/20/2023 (A) (B)	1,750	1,750
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.538%, 12/01/2020 (A)	3,975	3,919
Stanwich Mortgage Loan Trust, Ser 2012-NPL3, Cl A
4.213%, 06/15/2042 (B)	238	239
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	1,519	1,520
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (B)	2,448	2,452
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.478%, 06/25/2035 (A)	201	199
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.508%, 05/25/2035 (A)	3,224	3,176
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.438%, 07/25/2035 (A)	109	107
Structured Asset Securities, Ser 2005-WF4, Cl A4
0.568%, 11/25/2035 (A)	6,288	6,254
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.288%, 01/25/2037 (A)	1	1
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.377%, 03/25/2037 (A)	3,234	3,191
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.433%, 01/30/2023 (A) (B)	6,000	5,922
Symphony CLO, Ser 2012-9A, Cl C
3.584%, 04/16/2022 (A) (B)	1,500	1,465

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TAL Advantage LLC, Ser 2006-1A, Cl A
0.398%, 04/20/2021 (A) (B)	$2,366	$2,323
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (B)	2,264	2,294
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	490	517
TAL Advantage LLC, Ser 2011-2A, Cl A
4.310%, 05/20/2026 (B)	1,211	1,248
Textainer Marine Containers, Ser 2005-1A, Cl A
0.460%, 05/15/2020 (A) (B)	1,850	1,829
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (B)	3,433	3,575
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.608%, 10/15/2015 (A) (B)	1,190	1,209
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	179	197
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	2,341	2,642
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	4,194	4,488
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.377%, 11/26/2021 (A) (B)	3,120	3,052
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.428%, 02/26/2019 (A) (B)	1,406	1,382
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (B)	3,159	3,285
VOLT LLC, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (B)	1,444	1,444
VOLT LLC, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (B)	1,500	1,500
VOLT LLC, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (B)	837	849
VOLT LLC, Ser 2012-RP2A, Cl A2
8.836%, 06/26/2017 (B)	100	103
VOLT LLC, Ser 2012-RP3A, Cl A1
3.475%, 11/27/2017 (A)	719	721
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.358%, 05/25/2036 (A)	17	17
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.298%, 04/25/2037 (A)	1,013	993

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	$855	$867
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	947	952
Wind River CLO, Ser 2004-1A, Cl B1
1.481%, 12/19/2016 (A) (B)	1,900	1,788

		468,135

Total Asset-Backed Securities (Cost $747,139) ($ Thousands)		744,088

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Farmer Mac
2.375%, 07/22/2015	170	178
2.125%, 09/15/2015	175	182
FFCB
4.625%, 11/03/2014	150	162
1.500%, 11/16/2015	7,830	8,099
FHLB
5.500%, 07/15/2036	3,810	5,352
3.625%, 10/18/2013	1,400	1,442
1.000%, 11/15/2017	2,370	2,376
FHLMC
5.125%, 11/17/2017	5,000	6,069
5.000%, 04/18/2017	5,000	5,938
FICO STRIPS, PO
0.000%, 11/30/2017 to 09/26/2019 (D)	58,910	64,422
FNMA
8.200%, 03/10/2016	950	1,186
6.894%, 10/09/2019 (D)	670	591
6.250%, 05/15/2029	3,730	5,451
5.375%, 06/12/2017	250	303
5.000%, 02/13/2017	5,000	5,920
3.650%, 06/01/2017 (D)	1,500	1,442
2.700%, 03/28/2022	1,500	1,510
0.700%, 06/26/2015	1,370	1,370
0.375%, 12/28/2012	3,730	3,731
0.360%, 12/03/2012 (A) (D)	290	290
FNMA PO
0.000%, 05/15/2030	1,000	578
Residual Funding Corp. STRIPS
1.927%, 07/15/2020 (D)	10,900	9,708
1.676%, 10/15/2020	1,500	1,324
Resolution Funding Corp. STRIPS
1.656%, 01/15/2021	1,029	899
1.472%, 10/15/2019 (D)	5,000	4,567
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,210
5.250%, 09/15/2039	1,828	2,458
4.625%, 09/15/2060	2,761	3,411
3.875%, 02/15/2021	3,090	3,626

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	101

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2012

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (D)		$1,000	$687

Total U.S. Government Agency Obligations (Cost $130,988) ($ Thousands)			145,482

SOVEREIGN DEBT — 1.3%
African Development Bank
8.800%, 09/01/2019		700	945
Andina de Fomento
3.750%, 01/15/2016		564	592
Chile Government International Bond
3.625%, 10/30/2042		1,625	1,633
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,664
Inter-American Development Bank MTN
3.875%, 10/28/2041		2,671	2,943
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,375
3.248%, 11/01/2024		1,000	725
2.157%, 08/15/2017 (D)		1,000	953
2.031%, 08/15/2018 (D)		1,000	932
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	4,194
Japan Treasury Discount Bill
0.097%, 12/10/2012	JPY	2,070,000	25,100
Mexican Bonos
8.000%, 06/11/2020	MXP	85,590	7,729
6.500%, 06/09/2022	MXP	115,650	9,613
Mexico Cetes
4.394%, 12/13/2012	MXP	1,135,000	8,769
Mexico Government International Bond
5.750%, 10/12/2110		2,947	3,566
Province of Manitoba Canada
2.125%, 04/22/2013		162	163
Province of Ontario Canada
2.950%, 02/05/2015		850	895
1.650%, 09/27/2019		6,395	6,432
0.950%, 05/26/2015		3,100	3,139
Province of Quebec Canada MTN
6.350%, 01/30/2026		270	369
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		5,480	5,896
Slovenia Government International Bond
5.500%, 10/26/2022 (B)		3,010	3,004
Svensk Exportkredit
1.750%, 05/30/2017		2,160	2,225
1.750%, 10/20/2015		5,600	5,755

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Tunisia Government AID Bonds
1.686%, 07/16/2019	$3,133	$3,116
United Mexican States MTN
6.375%, 01/16/2013	350	352
6.050%, 01/11/2040	394	532
5.625%, 01/15/2017	84	98
4.750%, 03/08/2044	1,098	1,256

Total Sovereign Debt (Cost $102,347) ($ Thousands)		103,965

MUNICIPAL BONDS — 0.7%
American Municipal Power, RB
7.499%, 02/15/2050	495	678
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	660	924
Build America Bonds, GO
7.350%, 07/01/2035	230	283
City of Houston, Ser A, GO
6.290%, 03/01/2032	4,750	5,974
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	236
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,870	2,703
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	2,170	3,065
Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/2045	75	106
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,754	3,955
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	355
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	2,225	3,054
Northstar Education Finance, RB
0.543%, 01/29/2046 (A)	50	46
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,304	1,510
Port Authority of New York & New Jersey, Build America Project
4.458%, 10/01/2062	3,485	3,494

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	$490	$596
State of California, Build America Project, GO
7.600%, 11/01/2040	4,915	7,204
7.550%, 04/01/2039	1,093	1,579
7.300%, 10/01/2039	2,620	3,637
6.650%, 03/01/2022	625	783
6.200%, 10/01/2019	80	98
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,694
5.100%, 06/01/2033	4,600	4,642
State of Illinois, GO
5.877%, 03/01/2019	980	1,130
5.665%, 03/01/2018	6,207	7,101
5.365%, 03/01/2017	1,150	1,294
4.950%, 06/01/2023	562	592
4.350%, 06/01/2018	60	64
Student Loan Funding, Ser A-6, AMT, RB
0.350%, 09/01/2047 (A)	700	694
Virginia, Housing Development Authority, Ser 2006-C, RB
6.000%, 06/25/2034	403	441

Total Municipal Bonds (Cost $49,097) ($ Thousands)		57,932

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%**†	459,323,067	459,323

Total Cash Equivalent (Cost $459,323) ($ Thousands)		459,323

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
0.180% (I)**†	188,730,268	188,730

Total Affiliated Partnership (Cost $188,730) ($ Thousands)		188,730

COMMERCIAL PAPER — 0.3%
Lloyds TSB Bank
0.300%, 02/13/2013	10,390	10,384
RBS Holdings USA
0.380%, 03/19/2013 (B)	17,000	16,983

Total Commercial Paper (Cost $27,365) ($ Thousands)		27,367

Total Investments — 109.1% (Cost $8,738,958) ($ Thousands)		$9,053,985

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
December 2012 Eurodollar 2-Year Midcurve Put, Expires 12/19/12 Strike Price 99.125	115	$1
December 2012 Eurodollar Future Option Put, Expires 12/14/12, Strike Price 97.750	448	3
December 2012 Eurodollar Future Option Put, Expires 12/14/12, Strike Price 98.750	480	3
December 2012 Eurodollar Future Option Put, Expires 12/14/12, Strike Price 98.250	448	3
February 2013 US 10-Year Future Options Put, Expires 01/25/13	300	127
February 2013 US 10-Year Future Options Put, Expires 01/25/13	107	95
February 2013 US 10-Year Future Options Put, Expires 01/25/13	125	146
September 2012 Eurodollar Future Option Put, Expires 12/17/12, Strike Price 98.875	217	1

Total Purchased Options (Cost $1,176) ($ Thousands)		$379

WRITTEN OPTIONS — 0.0%
December 2012 Eurodollar 2-Year Midcurve Put, Expires 12/19/12 Strike Price 98.625,	(115)	(1)
December 2012 Eurodollar 2-Year Midcurve Put, Expires 12/14/12, Strike Price 98.250,	(480)	(3)
December 2012 Eurodollar 3-Year Midcurve Put, Expires 12/14/12, Strike Price 97.750,	(896)	(6)
February 2013 U.S. 10-Year Put, Expires 01/25/13	(107)	(23)
February 2013 U.S. 10-Year Put, Expires 01/25/13	(107)	(30)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	103

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2012

Description	Contracts	Market Value ($ Thousands)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20	(7,020,000)	$(8)

Total Written Options (Premiums Received $693) ($ Thousands)		$(71)

A list of the futures contracts held by the Fund at November 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	340	Jun-2014	$41
90-Day Euro$	(340)	Jun-2015	(65)
Euro-Bund	21	Dec-2012	60
U.S. 10-Year Treasury Note	(1,505)	Mar-2013	(637)
U.S. 10-Year Treasury Note	83	Mar-2013	39
U.S. 2-Year Treasury Note	(649)	Mar-2013	(60)
U.S. 5-Year Treasury Note	35	Mar-2013	6
U.S. 5-Year Treasury Note	(764)	Mar-2013	(224)
U.S. Long Treasury Bond	(648)	Mar-2013	(720)
U.S. Ultra Long Treasury Bond	31	Mar-2013	(2)
U.S. Ultra Long Treasury Bond	(316)	Mar-2013	(124)

			$(1,686)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/10/12-2/15/13	JPY	4,173,797	USD	51,916	$1,275
12/13/12	MXP	113,500	USD	8,652	(122)
1/25/13-2/15/13	EUR	36,010	USD	46,086	(778)
2/15/13	GBP	10,892	USD	17,365	(84)
2/15/13	USD	1,937	EUR	1,511	30

					$321

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(22,888)	23,693	$805
Citigroup	(57,340)	57,090	(250)
JPMorgan Chase Bank	(45,436)	45,203	(234)

			$321

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at November 30, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	$4,105	$(194)
Barclays Bank PLC	2.42	3 Month LIBOR	11/15/27	4,110	(158)
Citigroup	2.71	3-Month LIBOR	08/15/42	8,210	(329)

					$(681)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Deutsche Bank	Metlife, Inc.	SELL	1.00%	06/20/18	$(3,560)	$(25)

Total Return Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	1 Month USD LIBOR	01/12/41	$7,220	$20
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	1 Month USD LIBOR	01/12/41	3,855	(14)

					$6

For the period ended November 30, 2012, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Percentages	are based on a Net Assets of $8,299,824 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5)

‡	Real Estate Investment Trust.

(1)	In U.S. dollars, unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $184,195 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Securities considered illiquid. The total value of such securities as of November 30, 2012 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(F)	Security in default on interest payments.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $433 ($ Thousands) and represented 0.01% of Net Assets.

(H)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2012 was $188,370 ($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$3,162,571	$—	$3,162,571
Corporate Obligations	—	1,943,982	432	1,944,414
Asset-Backed Securities	—	744,088	—	744,088
U.S. Government Agency Obligations	—	145,482	—	145,482
Sovereign Debt	—	103,965	—	103,965
Municipal Bonds	—	57,932	—	57,932
Commercial Paper	—	27,367	—	27,367
Affiliated Partnership	—	188,730	—	188,730
Cash Equivalent	459,323	—	—	459,323
U.S. Treasury Obligations	—	2,220,113	—	2,220,113

Total Investments in Securities	$459,323	$8,594,230	$432	$9,053,985

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options Contracts*	$—	$(71)	$—	$(71)
Purchased Options	—	379	—	379
Futures Contracts*	(1,686)	—	—	(1,686)
Forwards Contracts*	—	321	—	321
Interest Rate Swaps*	—	(675)	—	(675)
Credit Default Swaps*	—	(25)	—	(25)

Total	$(1,686)	$(71)	$—	$(1,757)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	105

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 76.5%

Consumer Discretionary — 16.0%
Academy
9.250%, 08/01/2019 (A)	$2,390	$2,635
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications, Ser B (escrow security) (B)
9.500%, 02/15/2004	25	—
Affinity Gaming LLC
9.000%, 05/15/2018 (A)	2,605	2,709
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	3,380	3,490
Allison Transmission
7.125%, 05/15/2019 (A)	1,956	2,083
AMC Entertainment
9.750%, 12/01/2020	1,255	1,412
8.750%, 06/01/2019	680	748
AMC Networks
7.750%, 07/15/2021	775	880
American Axle & Manufacturing
9.250%, 01/15/2017 (A)	88	97
7.875%, 03/01/2017	1,010	1,045
7.750%, 11/15/2019	1,370	1,507
American Standard Americas
10.750%, 01/15/2016 (A)	1,650	1,594
American Tire Distributors
9.750%, 06/01/2017	560	588
AmeriGas Finance LLC
7.000%, 05/20/2022	5,456	5,947
Ameristar Casinos
7.500%, 04/15/2021	1,375	1,464
Avis Budget Car Rental LLC
9.625%, 03/15/2018	175	195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.250%, 01/15/2019	$1,905	$2,107
Beazer Homes USA
9.125%, 06/15/2018	3,165	3,260
6.625%, 04/15/2018 (A)	1,965	2,093
Belo
7.750%, 06/01/2027	2,025	2,055
Brands
6.625%, 04/01/2021	655	751
5.625%, 02/15/2022	1,285	1,388
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A) (B)	2,050	717
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	10,675	11,689
Cablevision Systems
8.625%, 09/15/2017	1,085	1,245
8.000%, 04/15/2020	650	718
7.750%, 04/15/2018	900	983
Caesars Entertainment Operating
11.250%, 06/01/2017	2,130	2,288
10.000%, 12/15/2018	1,038	662
9.000%, 02/15/2020 (A)	905	903
8.500%, 02/15/2020 (A)	4,130	4,047
5.750%, 10/01/2017	400	188
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	1,365	1,426
Carmike Cinemas
7.375%, 05/15/2019	950	1,016
Carrols Restaurant Group
11.250%, 05/15/2018 (A)	1,310	1,438
CDR DB Sub
7.750%, 10/15/2020 (A)	1,820	1,793
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	650	658
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	2,145	2,118
Choice Hotels International
5.750%, 07/01/2022	255	279
Chrysler Group LLC
8.250%, 06/15/2021	4,190	4,614
8.000%, 06/15/2019	945	1,031
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A)	2,064	1,156
Cinemark USA
7.375%, 06/15/2021	640	701
CityCenter Holdings LLC
10.750%, 01/15/2017	725	781
7.625%, 01/15/2016	1,315	1,400
Claire’s Stores
9.000%, 03/15/2019 (A)	1,505	1,601
8.875%, 03/15/2019	785	732
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/2014	881	916

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Rubber of America
4.500%, 09/15/2019 (A)	$1,550	$1,566
Dana Holding
6.750%, 02/15/2021	1,304	1,395
6.500%, 02/15/2019	2,099	2,222
Dave & Buster’s
11.000%, 06/01/2018	3,105	3,470
Dave & Buster’s Entertainment
11.828%, 02/15/2016 (A)	9,645	7,198
Delphi
6.125%, 05/15/2021	2,065	2,282
5.875%, 05/15/2019	1,909	2,061
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/2014	2,000	2,047
Dex One PIK
12.000%, 01/29/2017	1,257	365
Diamond Resorts
12.000%, 08/15/2018	1,350	1,458
DineEquity
9.500%, 10/30/2018	5,165	5,843
Dufry Finance SCA
5.500%, 10/15/2020 (A)	665	688
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,805
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,269
Empire Today LLC
11.375%, 02/01/2017 (A)	2,071	2,211
Entravision Communications
8.750%, 08/01/2017	1,858	2,011
Equinox Holdings
9.500%, 02/01/2016 (A)	1,255	1,330
Expedia
5.950%, 08/15/2020	1,000	1,092
Ferrellgas
9.125%, 10/01/2017	2,500	2,688
6.500%, 05/01/2021	2,150	2,086
Fifth & Pacific
10.500%, 04/15/2019 (A)	1,925	2,132
10.500%, 04/15/2019 (A)	1,810	2,005
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A) (B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/2013 (B)	2,598	760
Goodyear Tire & Rubber
8.750%, 08/15/2020	185	209
8.250%, 08/15/2020	1,295	1,418
7.000%, 05/15/2022	3,350	3,576
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	4,200	4,484
GRD Holdings III
10.750%, 06/01/2019 (A)	2,990	3,057

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greektown Superholdings
13.000%, 07/01/2015	$1,850	$1,980
13.000%, 07/01/2015	3,390	3,627
GWR Operating Partnership LLP
10.875%, 04/01/2017	870	994
Gymboree
9.125%, 12/01/2018	1,005	922
Hanesbrands
8.000%, 12/15/2016	310	344
6.375%, 12/15/2020	1,282	1,409
HD Supply
11.500%, 07/15/2020 (A)	740	808
11.000%, 04/15/2020 (A)	3,770	4,354
8.125%, 04/15/2019 (A)	1,795	2,024
Hillman Group
10.875%, 06/01/2018	960	1,033
INTCOMEX
13.250%, 12/15/2014	4,515	4,594
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,540	1,432
J Crew Group
8.125%, 03/01/2019	1,115	1,171
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,440	1,577
Jarden
7.500%, 05/01/2017	705	794
JC Penney
7.950%, 04/01/2017	380	362
6.375%, 10/15/2036	710	538
5.750%, 02/15/2018	120	104
Lamar Media
7.875%, 04/15/2018	625	690
5.000%, 05/01/2023 (A)	2,500	2,506
Landry’s
9.375%, 05/01/2020 (A)	935	991
Levi Strauss
6.875%, 05/01/2022	860	902
Libbey Glass
6.875%, 05/15/2020 (A)	545	583
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	4,515	5,023
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	1,955
Logan’s Roadhouse
10.750%, 10/15/2017	2,335	2,189
M/I Homes
8.625%, 11/15/2018	2,150	2,327
Marina District Finance
9.875%, 08/15/2018	1,655	1,576
9.500%, 10/15/2015	180	174
McClatchy
11.500%, 02/15/2017	4,475	4,934
MDC Partners
11.000%, 11/01/2016	4,510	4,950

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	107

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Meritage Homes
7.000%, 04/01/2022	$330	$358
MGM Resorts International
11.375%, 03/01/2018	2,500	2,969
9.000%, 03/15/2020	3,425	3,810
8.625%, 02/01/2019 (A)	1,235	1,352
7.625%, 01/15/2017	1,530	1,626
6.750%, 10/01/2020 (A)	2,815	2,836
Michaels Stores
11.375%, 11/01/2016	495	518
11.375%, 11/01/2016 (A)	21	22
7.750%, 11/01/2018 (A)	270	293
7.750%, 11/01/2018	1,300	1,409
Midwest Gaming Borrower LLC
11.625%, 04/15/2016 (A)	2,360	2,584
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (A)	1,895	1,402
MTR Gaming Group
11.500%, 08/01/2019	4,850	5,092
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (A)	1,527	1,687
Niska Gas Storage US LLC
8.875%, 03/15/2018	4,160	4,222
Party City Holdings
8.875%, 08/01/2020 (A)	2,740	2,904
Peninsula Gaming LLC
10.750%, 08/15/2017	180	202
Petco Animal Supplies
9.250%, 12/01/2018 (A)	1,075	1,193
Pinnacle Entertainment
7.750%, 04/01/2022	665	712
PulteGroup
6.000%, 02/15/2035	1,500	1,373
Quebecor Escrow (B)
0.00%, 11/15/2013	1,800	18
0.00%, 03/15/2016	2,175	22
Quebecor Media
7.750%, 03/15/2016	1,220	1,257
5.750%, 01/15/2023 (A)	2,270	2,355
Radio Systems
8.375%, 11/01/2019 (A)	2,135	2,186
Regal Entertainment Group
9.125%, 08/15/2018	1,215	1,346
Royal Caribbean Cruises
5.250%, 11/15/2022	1,325	1,388
Ryland Group
5.375%, 10/01/2022	2,625	2,671
Sabre
8.500%, 05/15/2019 (A)	1,700	1,798
Sabre Holdings
8.350%, 03/15/2016	1,850	1,924
Sally Holdings LLC
6.875%, 11/15/2019	2,437	2,711
5.750%, 06/01/2022	355	384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sealy Mattress
8.250%, 06/15/2014	$4,145	$4,161
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	5,046
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	3,640	3,663
Service International
7.625%, 10/01/2018	450	537
7.500%, 04/01/2027	785	836
7.000%, 05/15/2019	620	679
ServiceMaster
8.000%, 02/15/2020	2,700	2,747
7.450%, 08/15/2027	840	672
7.250%, 03/01/2038	3,170	2,496
7.100%, 03/01/2018	750	713
7.000%, 08/15/2020 (A)	935	915
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	1,620	1,685
Shingle Springs Tribal Group
9.375%, 06/15/2015 (A)	3,125	3,008
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,500	990
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,475	1,342
Standard Pacific
10.750%, 09/15/2016	525	643
Steinway Musical Instruments
7.000%, 03/01/2014 (A)	1,110	1,111
Stewart Enterprises
6.500%, 04/15/2019	575	618
Suburban Propane Partners
7.500%, 10/01/2018 (A)	1,097	1,174
7.375%, 03/15/2020	500	535
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/2016 (A)	1,390	1,486
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	1,470	1,544
Tomkins LLC
9.000%, 10/01/2018	365	409
Toys R Us
10.375%, 08/15/2017	1,355	1,387
Travelport LLC
11.875%, 09/01/2016	1,535	568
9.875%, 09/01/2014	2,275	1,786
UAL 1995 Pass-Through Trust A, Ser 95A1
9.020%, 04/19/2012 (B)	422	110
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/2016	1,030	1,181
UCI International
8.625%, 02/15/2019	1,185	1,145
United Air Lines
12.000%, 11/01/2013 (A)	1,735	1,759

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Univision Communications
8.500%, 05/15/2021 (A)	$4,365	$4,496
7.875%, 11/01/2020 (A)	2,750	2,936
Vail Resorts
6.500%, 05/01/2019	845	909
Viking Cruises
8.500%, 10/15/2022 (A)	180	191
Visteon
6.750%, 04/15/2019	1,155	1,219
William Lyon Homes
8.500%, 11/15/2020 (A)	3,135	3,182
WMG Acquisition
11.500%, 10/01/2018	3,370	3,808
6.000%, 01/15/2021 (A)	1,375	1,409
Wok Acquisition
10.250%, 06/30/2020 (A)	4,135	4,352
Wolverine World Wide
6.125%, 10/15/2020 (A)	115	119
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,500
Yankee Candle, Ser B
9.750%, 02/15/2017	1,920	1,997

		334,437

Consumer Staples — 11.8%
Accellent
10.000%, 11/01/2017	1,090	845
8.375%, 02/01/2017	2,640	2,680
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	760
American Achievement
10.875%, 04/15/2016 (A)	3,055	2,536
American Renal Associates Holdings
9.750%, 03/01/2016	2,496	2,640
American Renal Holdings
8.375%, 05/15/2018	2,300	2,432
Apria Healthcare Group
12.375%, 11/01/2014	3,825	3,749
11.250%, 11/01/2014	850	879
Armored Autogroup
9.250%, 11/01/2018	2,700	2,136
Ashtead Capital
6.500%, 07/15/2022 (A)	1,795	1,912
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	4,971
Avis Budget Car Rental LLC
4.875%, 11/15/2017 (A)	390	390
Beverages & More
9.625%, 10/01/2014 (A)	3,900	3,998
BI-LO LLC
9.250%, 02/15/2019 (A)	550	573
Biomet
6.500%, 10/01/2020 (A)	1,500	1,485

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Brickman Group Holdings
9.125%, 11/01/2018 (A)	$80	$82
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	1,953	2,060
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,750	3,694
CDRT Holding
9.250%, 10/01/2017 (A)	730	730
Central Garden and Pet
8.250%, 03/01/2018	5,975	6,296
Ceridian
8.875%, 07/15/2019 (A)	3,075	3,290
CHS
8.000%, 11/15/2019	2,055	2,237
7.125%, 07/15/2020	2,900	3,067
5.125%, 08/15/2018	2,935	3,089
Constellation Brands
4.625%, 03/01/2023	705	726
Cott Beverages
8.375%, 11/15/2017	2,975	3,235
8.125%, 09/01/2018	900	995
Dean Foods
7.000%, 06/01/2016	700	751
Del Monte
7.625%, 02/15/2019	6,310	6,484
DJO Finance LLC
9.875%, 04/15/2018 (A)	1,455	1,459
9.750%, 10/15/2017	3,250	2,763
8.750%, 03/15/2018 (A)	1,060	1,155
7.750%, 04/15/2018	3,530	3,292
DynCorp International
10.375%, 07/01/2017	3,980	3,512
Elizabeth Arden
7.375%, 03/15/2021	240	267
Emergency Medical Services
8.125%, 06/01/2019	6,121	6,534
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	3,960	4,227
Grifols
8.250%, 02/01/2018	900	996
HCA
8.500%, 04/15/2019	2,640	2,963
8.000%, 10/01/2018	500	580
7.500%, 02/15/2022	5,035	5,727
6.500%, 02/15/2020	2,000	2,245
5.875%, 03/15/2022	2,400	2,610
HCA Holdings
7.750%, 05/15/2021	3,920	4,253
HDTFS
5.875%, 10/15/2020 (A)	445	459
Hertz
7.500%, 10/15/2018	1,580	1,730

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	109

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Immucor
11.125%, 08/15/2019	$6,765	$7,594
INC Research LLC
11.500%, 07/15/2019 (A)	4,085	4,126
Interactive Data
10.250%, 08/01/2018	915	1,026
Jaguar Holding II
9.500%, 12/01/2019 (A)	2,550	2,869
JBS USA LLC
8.250%, 02/01/2020 (A)	1,520	1,577
Kinetic Concepts
12.500%, 11/01/2019 (A)	1,160	1,090
10.500%, 11/01/2018 (A)	3,405	3,541
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	705
Land O’ Lakes
6.000%, 11/15/2022 (A)	340	352
Lantheus Medical Imaging
9.750%, 05/15/2017	1,345	1,258
Laureate Education
11.000%, 08/15/2015 (A)	525	539
9.250%, 09/01/2019 (A)	1,900	1,938
Logo Merger Sub
8.375%, 10/15/2020 (A)	450	457
Mead Products LLC
6.750%, 04/30/2020 (A)	355	368
Michael Foods Group
9.750%, 07/15/2018	1,160	1,288
Monitronics International
9.125%, 04/01/2020	1,010	1,035
9.125%, 04/01/2020 (A)	3,015	3,090
MultiPlan
9.875%, 09/01/2018 (A)	1,265	1,401
NBTY
9.000%, 10/01/2018	2,530	2,846
OnCure Holdings
11.750%, 05/15/2017	1,000	515
Pantry
8.375%, 08/01/2020 (A)	1,440	1,487
Physio-Control International
9.875%, 01/15/2019 (A)	400	437
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	1,010	1,000
Pilgrim’s Pride
7.875%, 12/15/2018	1,030	1,030
Pinnacle Foods Finance LLC
8.250%, 09/01/2017	1,250	1,313
Post Holdings
7.375%, 02/15/2022 (A)	1,270	1,357
Radiation Therapy Services
9.875%, 04/15/2017	1,125	821
8.875%, 01/15/2017	665	662
Radnet Management
10.375%, 04/01/2018	720	729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reynolds Group Issuer
9.875%, 08/15/2019	$6,365	$6,747
9.000%, 04/15/2019	5,095	5,248
8.250%, 02/15/2021	205	203
7.875%, 08/15/2019	620	682
6.875%, 02/15/2021	1,000	1,078
5.750%, 10/15/2020 (A)	3,550	3,630
Rite Aid
9.750%, 06/12/2016	530	575
9.250%, 03/15/2020	6,660	6,793
8.000%, 08/15/2020	7,150	8,026
7.700%, 02/15/2027	2,635	2,068
7.500%, 03/01/2017	590	603
Rural
10.125%, 07/15/2019 (A)	2,900	2,726
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	3,450	3,761
6.535%, 10/01/2020 (A)	1,450	1,562
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	2,265	2,234
Smithfield Foods
6.625%, 08/15/2022	670	710
Spectrum Brands
9.500%, 06/15/2018	1,095	1,247
9.500%, 06/15/2018 (A)	310	353
6.750%, 03/15/2020 (A)	440	459
Spectrum Brands Escrow
6.625%, 11/15/2022 (A)	1,565	1,639
6.375%, 11/15/2020 (A)	885	918
STHI Holding
8.000%, 03/15/2018 (A)	1,275	1,387
SUPERVALU
8.000%, 05/01/2016	3,310	3,045
Symbion PIK
11.000%, 08/23/2015	1,292	1,330
TransUnion Holding
8.125%, 06/15/2018 (A)	2,349	2,372
U.S. Oncology (Escrow Security)
9.125%, 08/15/2017	2,130	37
United Rentals North America
9.250%, 12/15/2019	1,055	1,200
8.375%, 09/15/2020	575	635
8.250%, 02/01/2021	5,135	5,751
7.625%, 04/15/2022 (A)	590	653
7.375%, 05/15/2020 (A)	170	186
6.125%, 06/15/2023	1,030	1,058
United Surgical Partners International
9.000%, 04/01/2020	1,570	1,731
UR Financing Escrow
5.750%, 07/15/2018 (A)	550	593
US Foods
8.500%, 06/30/2019 (A)	2,950	2,980
8.500%, 06/30/2019	1,235	1,254

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	$1,370	$1,495
7.000%, 10/01/2020 (A)	845	919
6.875%, 12/01/2018 (A)	905	979
6.750%, 10/01/2017 (A)	675	731
6.750%, 08/15/2021 (A)	970	1,040
Vanguard Health Holding II LLC
7.750%, 02/01/2019 (A)	2,300	2,369
VPI Escrow
6.375%, 10/15/2020 (A)	885	940
YCC Holdings LLC PIK
10.250%, 02/15/2016	1,235	1,278

		245,170

Energy — 8.9%
Access Midstream Partners
6.125%, 07/15/2022	555	588
5.875%, 04/15/2021	2,030	2,121
American Petroleum Tankers Parent LLC
10.250%, 05/01/2015	1,173	1,230
Antero Resources Finance
9.375%, 12/01/2017	1,235	1,358
Arch Coal
8.750%, 08/01/2016	875	884
7.250%, 06/15/2021	675	604
7.000%, 06/15/2019	510	458
Atlas Pipeline Partners
6.625%, 10/01/2020 (A)	595	619
Atwood Oceanics
6.500%, 02/01/2020	438	468
Berry Petroleum
6.375%, 09/15/2022	430	443
Bill Barrett
7.625%, 10/01/2019	2,000	2,070
7.000%, 10/15/2022	450	451
Bluewater Holding BV
3.330%, 07/17/2014 (A) (D)	1,400	1,298
BreitBurn Energy Partners
8.625%, 10/15/2020	640	690
7.875%, 04/15/2022 (A)	3,435	3,529
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,440	2,629
Carrizo Oil & Gas
7.500%, 09/15/2020	400	406
Chaparral Energy
8.250%, 09/01/2021	1,595	1,715
7.625%, 11/15/2022 (A)	730	743
Chesapeake Energy
6.875%, 08/15/2018	675	709
6.625%, 08/15/2020	2,630	2,755
6.125%, 02/15/2021	270	273

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (A)	$630	$592
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017	580	623
Comstock Resources
7.750%, 04/01/2019	860	866
CONSOL Energy
8.250%, 04/01/2020	680	726
8.000%, 04/01/2017	815	872
Copano Energy LLC
7.750%, 06/01/2018	3,000	3,154
7.125%, 04/01/2021	520	548
Crestwood Midstream Partners
7.750%, 04/01/2019	3,500	3,570
7.750%, 04/01/2019 (A)	300	306
Crosstex Energy
8.875%, 02/15/2018	2,235	2,425
7.125%, 06/01/2022 (A)	725	739
CVR Refining LLC
6.500%, 11/01/2022 (A)	1,035	1,019
Denbury Resources
8.250%, 02/15/2020	909	1,027
Dresser-Rand Group
6.500%, 05/01/2021	600	630
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	2,325	2,308
Eagle Rock Energy Partners
8.375%, 06/01/2019	1,725	1,751
8.375%, 06/01/2019 (A)	5,710	5,796
El Paso LLC
7.250%, 06/01/2018	740	855
7.000%, 06/15/2017	270	309
EP Energy LLC
9.375%, 05/01/2020 (A)	1,600	1,772
7.750%, 09/01/2022 (A)	560	581
6.875%, 05/01/2019 (A)	3,140	3,399
EPL Oil & Gas
8.250%, 02/15/2018 (A)	2,625	2,605
EV Energy Partners
8.000%, 04/15/2019	1,465	1,538
Exterran Holdings
7.250%, 12/01/2018	3,300	3,465
Foresight Energy LLC
9.625%, 08/15/2017 (A)	2,060	2,142
Forest Oil
8.500%, 02/15/2014	25	27
7.250%, 06/15/2019	6,245	6,245
FTS International Services LLC
7.125%, 11/15/2018 (A)	727	749
Halcon Resources
8.875%, 05/15/2021 (A)	3,720	3,850
Hercules Offshore
10.500%, 10/15/2017 (A)	2,055	2,183
10.250%, 04/01/2019 (A)	85	90

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	111

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hiland Partners
7.250%, 10/01/2020 (A)	$925	$968
Hilcorp Energy I
8.000%, 02/15/2020 (A)	1,280	1,402
7.625%, 04/15/2021 (A)	125	135
Holly Energy Partners
6.500%, 03/01/2020 (A)	450	472
Inergy Midstream
6.000%, 12/15/2020 (A)	340	346
James River Coal
7.875%, 04/01/2019	925	530
Kodiak Oil & Gas
8.125%, 12/01/2019 (A)	2,630	2,867
Laredo Petroleum
9.500%, 02/15/2019	4,475	5,012
7.375%, 05/01/2022	980	1,061
Legacy Reserves
8.000%, 12/01/2020 (A)	1,800	1,804
Linn Energy LLC
8.625%, 04/15/2020	1,375	1,502
7.750%, 02/01/2021	475	501
6.500%, 05/15/2019	1,130	1,147
6.250%, 11/01/2019 (A)	1,320	1,325
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	2,640	2,706
MarkWest Energy Partners
5.500%, 02/15/2023	805	847
MEG Energy
6.500%, 03/15/2021 (A)	326	340
6.375%, 01/30/2023 (A)	3,035	3,149
Midstates Petroleum
10.750%, 10/01/2020 (A)	5,002	5,277
Milagro Oil & Gas
10.500%, 05/15/2016	1,950	1,463
Murray Energy
10.250%, 10/15/2015 (A)	1,315	1,249
Newfield Exploration
6.875%, 02/01/2020	675	726
Oasis Petroleum
7.250%, 02/01/2019	1,130	1,203
Ocean Rig UDW
9.500%, 04/27/2016 (A)	6,100	6,192
Parker Drilling
9.125%, 04/01/2018	1,610	1,715
PDC Energy
7.750%, 10/15/2022 (A)	1,805	1,823
Peabody Energy
6.250%, 11/15/2021 (A)	1,940	2,013
6.000%, 11/15/2018 (A)	860	899
Penn Virginia
10.375%, 06/15/2016	400	420
7.250%, 04/15/2019	1,000	963
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	2,125	2,231
8.250%, 04/15/2018	1,265	1,322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pioneer Energy Services
9.875%, 03/15/2018	$1,850	$2,003
Plains Exploration & Production
10.000%, 03/01/2016	1,140	1,213
7.625%, 06/01/2018	350	371
7.625%, 04/01/2020	2,475	2,617
6.875%, 02/15/2023	905	932
6.500%, 11/15/2020	1,940	1,979
QR Energy
9.250%, 08/01/2020	725	743
Quicksilver Resources
11.750%, 01/01/2016	1,100	1,092
9.125%, 08/15/2019	870	792
Range Resources
8.000%, 05/15/2019	4,575	5,033
5.000%, 08/15/2022	2,525	2,632
Regency Energy Partners
6.875%, 12/01/2018	2,900	3,147
5.500%, 04/15/2023	720	756
Samson Investment
9.750%, 02/15/2020 (A)	1,530	1,618
SandRidge Energy
8.750%, 01/15/2020	70	76
8.125%, 10/15/2022 (A)	3,940	4,216
8.000%, 06/01/2018 (A)	370	391
7.500%, 03/15/2021 (A)	575	599
7.500%, 03/15/2021	2,810	2,929
7.500%, 02/15/2023 (A)	595	619
SESI LLC
7.125%, 12/15/2021	4,000	4,450
Shelf Drilling Holdings
8.625%, 11/01/2018 (A)	725	729
Targa Resources Partners
7.875%, 10/15/2018	2,445	2,671
6.375%, 08/01/2022 (A)	2,250	2,441
5.250%, 05/01/2023 (A)	260	266
Tesoro Logistics
5.875%, 10/01/2020 (A)	725	754
Thermon Industries
9.500%, 05/01/2017	1,038	1,159
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	931
Vanguard Natural Resources LLC
7.875%, 04/01/2020	1,085	1,109
Venoco
8.875%, 02/15/2019	645	569
WPX Energy
6.000%, 01/15/2022	1,080	1,156

		186,406

Financials — 8.3%
Alliant Holdings
11.000%, 05/01/2015 (A)	3,400	3,508
Ally Financial
8.000%, 11/01/2031	1,900	2,413

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.500%, 09/15/2020	$850	$1,024
6.250%, 12/01/2017	3,675	4,059
5.500%, 02/15/2017	1,430	1,523
4.625%, 06/26/2015	860	897
Alphabet Holding
7.750%, 11/01/2017 (A)	4,135	4,218
American International Group
8.175%, 05/15/2058 (D)	2,250	2,813
6.250%, 03/15/2037	2,760	2,822
Aventine (Escrow Security)
0.000%, 10/15/2049 1 (B) (E) (F) (G)	2,600	2
Bank of America
8.000%, 12/29/2049 (D)	1,885	2,079
Barclays Bank
7.625%, 11/21/2022	1,510	1,495
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (A)	2,750	2,839
Cemex Finance LLC
9.500%, 12/14/2016 (A)	1,908	2,051
CIT Group
6.625%, 04/01/2018 (A)	300	336
5.500%, 02/15/2019 (A)	1,920	2,045
5.250%, 03/15/2018	1,520	1,613
5.000%, 05/15/2017	720	754
4.250%, 08/15/2017	1,730	1,768
City National Bank
9.000%, 08/12/2019	4,062	4,946
CKE Holdings
10.500%, 03/14/2016 (A)	2,905	3,093
CNH Capital LLC
6.250%, 11/01/2016 (A)	610	666
3.875%, 11/01/2015 (A)	350	359
Credit Acceptance
9.125%, 02/01/2017	4,000	4,370
E*TRADE Financial
7.875%, 12/01/2015	2,950	2,989
6.375%, 11/15/2019	1,575	1,589
E*TRADE Financial PIK
12.500%, 11/30/2017	640	720
Entertainment Properties Trust‡
5.750%, 08/15/2022	865	913
Fresenius US Finance II
9.000%, 07/15/2015 (A)	800	922
Global Investments Group Finance
11.000%, 09/24/2017	3,000	2,933
HBOS Capital Funding
6.071%, 06/30/2049 (A) (D)	1,190	970
HBOS Capital Funding No. 2
6.071%, 06/30/2049 (A) (D)	5,520	4,499
Hub International
8.125%, 10/15/2018 (A)	6,550	6,796
Icahn Enterprises
8.000%, 01/15/2018	2,800	2,975
7.750%, 01/15/2016	4,500	4,691

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (D)	$1,900	$1,539
ING Groep
5.775%, 12/29/2049 (D)	3,250	3,043
Ironshore Holdings US
8.500%, 05/15/2020 (A)	5,000	5,545
Jefferies Group
8.500%, 07/15/2019	820	961
Kennedy-Wilson
8.750%, 04/01/2019	3,500	3,736
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,200	1,427
Liberty Mutual Group
7.000%, 03/15/2037 (A) (D)	1,565	1,549
Lloyds Banking Group
6.267%, 11/14/2016 (A) (D)	1,435	1,062
5.920%, 09/29/2049 (A) (D)	955	697
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,575	1,575
Millennium Escrow
7.625%, 11/15/2026 (B)	200	—
MPT Operating Partnership‡
6.875%, 05/01/2021	4,095	4,443
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,556
Nationstar Mortgage LLC
9.625%, 05/01/2019 (A)	915	1,013
7.875%, 10/01/2020 (A)	3,725	3,860
Norcraft
10.500%, 12/15/2015	975	975
Nuveen Investments
9.500%, 10/15/2020 (A)	6,515	6,580
9.125%, 10/15/2017 (A)	3,935	3,905
Offshore Group Investment
11.500%, 08/01/2015	671	738
Ohio Casualty
7.300%, 06/15/2014	1,050	1,131
Omega Healthcare Investors
7.500%, 02/15/2020‡	3,505	3,873
Ono Finance II
10.875%, 07/15/2019 (A)	3,236	2,848
PHH
9.250%, 03/01/2016	725	844
7.375%, 09/01/2019	775	841
PNC Preferred Funding Trust II
1.611%, 03/29/2049 (A) (D)	5,640	4,850
RBS Capital Trust I
4.709%, 12/29/2049 (D)	2,280	1,664
RBS Capital Trust III
5.512%, 09/30/2049 (D)	420	309
Realogy
7.875%, 02/15/2019 (A)	950	1,007
7.625%, 01/15/2020 (A)	520	580

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	113

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regions Financing Trust II
6.625%, 05/15/2047 (D)	$2,710	$2,706
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	725	778
Sabra Health Care‡
8.125%, 11/01/2018	4,125	4,387
8.125%, 11/01/2018 (A)	415	440
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (A)	2,606	2,632
4.476%, 02/01/2014 (A) (D)	275	272
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	2,660	2,820
Synovus Financial
7.875%, 02/15/2019	1,865	2,052
Tops Holdings
10.125%, 10/15/2015	780	823
USB Realty
1.487%, 12/29/2049 (A) (D)	5,700	4,903
USI Holdings
9.750%, 05/15/2015 (A)	4,812	4,956
XL Capital
6.500%, 12/31/2049 (D)	2,615	2,369

		172,979

Health Care — 2.8%
Acadia Healthcare
12.875%, 11/01/2018	2,600	3,120
Alere
9.000%, 05/15/2016	5,615	5,896
7.250%, 07/01/2018 (A)	790	790
Amsurg
5.625%, 11/30/2020 (A)	3,075	3,106
Biomet
6.500%, 08/01/2020 (A)	5,751	6,010
BioScrip
10.250%, 10/01/2015	3,815	4,082
DaVita
6.625%, 11/01/2020	1,435	1,544
6.375%, 11/01/2018	1,455	1,557
5.750%, 08/15/2022	125	131
Endo Health Solutions
7.000%, 07/15/2019	1,000	1,067
Health Management Associates
7.375%, 01/15/2020	3,355	3,623
6.125%, 04/15/2016	515	559
HealthSouth
8.125%, 02/15/2020	3,415	3,756
7.750%, 09/15/2022	801	878
7.250%, 10/01/2018	388	420
5.750%, 11/01/2024	265	265
Hologic
6.250%, 08/01/2020 (A)	4,930	5,238
inVentiv Health
10.250%, 08/15/2018 (A)	610	531
10.000%, 08/15/2018 (A)	450	392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kindred Healthcare
8.250%, 06/01/2019	$5,275	$5,117
Mylan
7.875%, 07/15/2020 (A)	1,388	1,640
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,636	1,664
Tenet Healthcare
8.000%, 08/01/2020	2,645	2,837
6.250%, 11/01/2018	1,090	1,199
Universal Health Services
7.000%, 10/01/2018	2,500	2,700

		58,122

Industrials — 8.0%
313 Group
6.375%, 12/01/2019 (A)	645	635
ACL I
10.625%, 02/15/2016	2,156	2,167
Actuant
5.625%, 06/15/2022	4,000	4,120
ADS Waste Holdings
8.250%, 10/01/2020 (A)	2,125	2,221
Air Canada
9.250%, 08/01/2015 (A)	3,965	4,124
Air Medical Group Holdings
9.250%, 11/01/2018	690	745
Aircastle
9.750%, 08/01/2018	865	977
7.625%, 04/15/2020	150	163
6.750%, 04/15/2017	440	465
Alion Science & Technology
10.250%, 02/01/2015	1,405	717
Alion Science & Technology PIK
12.000%, 11/01/2014	2,133	1,984
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	1,034	1,055
AMGH Merger Sub
9.250%, 11/01/2018	4,250	4,590
Amsted Industries
8.125%, 03/15/2018 (A)	870	927
Anixter
5.625%, 05/01/2019	395	414
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,406	1,463
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,090	2,257
7.375%, 10/15/2017 (A)	500	545
7.375%, 10/15/2017 (A)	200	218
Associated Materials LLC
9.125%, 11/01/2017	920	922
Atkore International
9.875%, 01/01/2018	2,315	2,358
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	962	1,014

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Belden
5.500%, 09/01/2022 (A)	$825	$835
Berry Plastics
10.250%, 03/01/2016	825	853
9.750%, 01/15/2021	785	893
Boart Longyear Management
7.000%, 04/01/2021 (A)	3,600	3,564
BOE Merger
9.500%, 11/01/2017 (A)	290	284
Bombardier
7.750%, 03/15/2020 (A)	230	258
5.750%, 03/15/2022 (A)	1,450	1,479
Builders FirstSource
3.000%, 02/15/2016 (A) (D)	410	405
Building Materials Corp of America
6.875%, 08/15/2018 (A)	2,360	2,531
6.750%, 05/01/2021 (A)	700	766
BWAY Holding
10.000%, 06/15/2018	1,390	1,543
Case New Holland
7.875%, 12/01/2017	605	712
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,793	1,905
Cequel Communications Escrow 1 LLC
6.375%, 09/15/2020 (A)	1,460	1,500
CEVA Group
11.625%, 10/01/2016 (A)	3,155	3,218
11.500%, 04/01/2018 (A)	2,500	2,112
8.375%, 12/01/2017 (A)	3,995	3,875
Clean Harbors
5.250%, 08/01/2020 (A)	4,515	4,639
Coleman Cable
9.000%, 02/15/2018	2,995	3,193
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,539
Esterline Technologies
7.000%, 08/01/2020	1,755	1,948
FGI Operating LLC
7.875%, 05/01/2020 (A)	880	959
Florida East Coast Railway
8.125%, 02/01/2017	750	794
General Cable
5.750%, 10/01/2022 (A)	485	495
Geo Group
7.750%, 10/15/2017	1,355	1,463
6.625%, 02/15/2021	75	83
Graphic Packaging International
7.875%, 10/01/2018	1,620	1,790
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,300
Griffon
7.125%, 04/01/2018	750	794

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
H&E Equipment Services
7.000%, 09/01/2022 (A)	$1,985	$2,094
Huntington Ingalls Industries
7.125%, 03/15/2021	600	649
6.875%, 03/15/2018	600	644
Interline Brands
10.000%, 11/15/2018 (A)	310	334
7.500%, 11/15/2018	1,486	1,609
International Lease Finance
8.750%, 03/15/2017	3,280	3,752
8.625%, 09/15/2015	330	368
6.250%, 05/15/2019	345	365
5.875%, 04/01/2019	2,860	2,948
5.750%, 05/15/2016	230	240
Iron Mountain
7.750%, 10/01/2019	2,625	2,947
5.750%, 08/15/2024	2,500	2,494
Kansas City Southern de Mexico
8.000%, 02/01/2018	910	1,001
6.125%, 06/15/2021	460	518
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,525	1,662
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,900	3,783
Manitowoc
8.500%, 11/01/2020	1,180	1,322
Marquette Transportation
10.875%, 01/15/2017	1,650	1,728
Masonite International
8.250%, 04/15/2021 (A)	2,030	2,172
Meritor
8.125%, 09/15/2015	675	715
Midwest Vanadium
11.500%, 02/15/2018 (A)	1,350	844
Mobile Mini
7.875%, 12/01/2020	1,190	1,293
Mueller Water Products
8.750%, 09/01/2020	567	646
7.375%, 06/01/2017	1,455	1,502
Nortek
8.500%, 04/15/2021 (A)	1,950	2,111
8.500%, 04/15/2021	1,510	1,642
NXP BV
9.750%, 08/01/2018 (A)	808	935
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	1,765	1,964
8.250%, 03/01/2017	1,645	1,797
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,724	2,867

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	115

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ply Gem Industries
9.375%, 04/15/2017 (A)	$705	$744
8.250%, 02/15/2018	885	940
Polymer Group
7.750%, 02/01/2019	1,565	1,675
Polypore International
7.500%, 11/15/2017	980	1,062
Quality Distribution LLC
9.875%, 11/01/2018	4,770	5,152
RBS Global
8.500%, 05/01/2018	1,205	1,307
Sequa
11.750%, 12/01/2015 (A)	715	740
Sequa PIK
13.500%, 12/01/2015 (A)	500	520
Swift Services Holdings
10.000%, 11/15/2018	1,490	1,639
syncreon Global Ireland
9.500%, 05/01/2018 (A)	2,467	2,541
Syniverse Holdings
9.125%, 01/15/2019	1,420	1,516
Tekni-Plex
9.750%, 06/01/2019 (A)	725	783
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	990
Terex
6.500%, 04/01/2020	450	473
6.000%, 05/15/2021	2,755	2,858
Thermadyne Holdings
9.000%, 12/15/2017	3,803	4,031
Titan International
7.875%, 10/01/2017	4,335	4,563
TRAC Intermodal LLC
11.000%, 08/15/2019 (A)	1,910	1,958
TransDigm
5.500%, 10/15/2020 (A)	2,100	2,147
USG
8.375%, 10/15/2018 (A)	1,535	1,689
6.300%, 11/15/2016	1,975	2,034
Viasystems
7.875%, 05/01/2019 (A)	1,600	1,556

		167,675

Information Technology — 4.1%
Amkor Technology
7.375%, 05/01/2018	735	753
Aspect Software
10.625%, 05/15/2017	4,680	4,259
Audatex North America
6.750%, 06/15/2018 (A)	1,205	1,292
Cardtronics
8.250%, 09/01/2018	625	697
CDW LLC
12.535%, 10/12/2017	810	867

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.500%, 04/01/2019	$2,955	$3,184
8.000%, 12/15/2018	2,800	3,080
8.000%, 12/15/2018	65	72
Epicor Software
8.625%, 05/01/2019	2,860	2,982
Fidelity National Information Services
7.875%, 07/15/2020	825	928
7.625%, 07/15/2017	1,070	1,166
5.000%, 03/15/2022	1,770	1,850
First Data
12.625%, 01/15/2021	2,522	2,654
11.250%, 03/31/2016	2,780	2,745
8.875%, 08/15/2020 (A)	625	684
7.375%, 06/15/2019 (A)	300	308
6.750%, 11/01/2020 (A)	680	685
First Data PIK
8.750%, 01/15/2022 (A)	7,312	7,422
Freescale Semiconductor
9.250%, 04/15/2018 (A)	6,025	6,484
iGATE
9.000%, 05/01/2016	4,759	5,175
IMS Health
6.000%, 11/01/2020 (A)	1,745	1,802
Infor US
11.500%, 07/15/2018	755	876
9.375%, 04/01/2019	5,315	5,926
j2 Global
8.000%, 08/01/2020 (A)	2,115	2,178
Legend Acquisition Sub
10.750%, 08/15/2020 (A)	1,160	1,102
MagnaChip Semiconductor
10.500%, 04/15/2018	2,955	3,317
Mantech International
7.250%, 04/15/2018	730	770
MEMC Electronic Materials
7.750%, 04/01/2019	765	624
NCR
5.000%, 07/15/2022 (A)	1,950	1,974
Nuance Communications
5.375%, 08/15/2020 (A)	4,325	4,455
Sensata Technologies
6.500%, 05/15/2019 (A)	5,068	5,346
SSI Investments II
11.125%, 06/01/2018	1,020	1,127
STATS ChipPAC
7.500%, 08/12/2015 (A)	1,700	1,811
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,637	2,512
Stream Global Services
11.250%, 10/01/2014	1,745	1,832
SunGard Data Systems
7.375%, 11/15/2018	975	1,040
6.625%, 11/01/2019 (A)	1,250	1,275

		85,254

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 4.6%
AK Steel
8.750%, 12/01/2018 (A)	$1,015	$1,086
7.625%, 05/15/2020	795	662
Aleris International
7.625%, 02/15/2018	470	472
AM Castle
12.750%, 12/15/2016	730	843
APERAM
7.750%, 04/01/2018 (A)	3,230	2,762
ArcelorMittal
6.125%, 06/01/2018	1,460	1,457
Ball
5.000%, 03/15/2022	1,550	1,643
Boise Paper Holdings LLC
9.000%, 11/01/2017	1,670	1,820
Celanese US Holdings LLC
6.625%, 10/15/2018	750	823
Cemex
9.000%, 01/11/2018 (A)	210	222
Chemtura
7.875%, 09/01/2018	2,165	2,311
Clearwater Paper
7.125%, 11/01/2018	175	190
Edgen Murray
8.750%, 11/01/2020 (A)	2,155	2,155
Essar Steel Algoma
9.375%, 03/15/2015 (A)	825	747
FMG Resources
8.250%, 11/01/2019 (A)	940	961
6.875%, 02/01/2018 (A)	1,450	1,428
FMG Resources August 2006 Pty
6.875%, 04/01/2022 (A)	1,540	1,501
6.000%, 04/01/2017 (A)	395	384
Headwaters
7.625%, 04/01/2019	1,435	1,510
Hexion US Finance
9.000%, 11/15/2020	785	697
8.875%, 02/01/2018	3,165	3,197
6.625%, 04/15/2020	500	499
Horsehead Holding
10.500%, 06/01/2017 (A)	1,150	1,196
Huntsman International LLC
8.625%, 03/15/2020	535	599
8.625%, 03/15/2021	670	759
IAMGOLD
6.750%, 10/01/2020 (A)	6,295	6,169
Ineos Finance
8.375%, 02/15/2019 (A)	1,620	1,727
7.500%, 05/01/2020 (A)	735	759
Ineos Group Holdings
8.500%, 02/15/2016 (A)	4,325	4,238
Inmet Mining
8.750%, 06/01/2020 (A)	1,425	1,539

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JMC Steel Group
8.250%, 03/15/2018 (A)	$1,425	$1,468
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,645	1,723
MacDermid
9.500%, 04/15/2017 (A)	1,820	1,893
Millar Western Forest Products
8.500%, 04/01/2021	1,145	1,002
Mirabela Nickel
8.750%, 04/15/2018 (A)	1,055	886
Momentive PIK
1.794%, 06/04/2017 2 (E) (F) (H)	2,701	1,891
Neenah Foundry PIK
15.000%, 07/29/2015	129	117
New
7.000%, 04/15/2020 (A)	800	850
6.250%, 11/15/2022 (A)	2,540	2,597
Nexeo Solutions LLC
8.375%, 03/01/2018	874	830
Noranda Aluminum Acquisition PIK
4.524%, 05/15/2015 (D)	1,262	1,186
Novelis
8.750%, 12/15/2020	265	297
8.375%, 12/15/2017	3,510	3,861
Orion Engineered Carbons Bondco GmbH
9.625%, 06/15/2018 (A)	1,928	2,087
Perstorp Holding
8.750%, 05/15/2017 (A)	1,940	1,950
PolyOne
7.375%, 09/15/2020	775	841
Rain CII Carbon LLC
8.000%, 12/01/2018 (A)	390	389
Reichhold Industries
9.000%, 05/08/2017 (A)	2,314	1,695
Rockwood Specialties Group
4.625%, 10/15/2020	2,400	2,454
Ryerson
11.250%, 10/15/2018 (A)	405	385
9.000%, 10/15/2017 (A)	955	945
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)	1,470	1,558
7.750%, 07/15/2017 (A)	600	642
Scotts Miracle-Gro
7.250%, 01/15/2018	385	415
6.625%, 12/15/2020	375	406
Sealed Air
8.375%, 09/15/2021 (A)	2,570	2,891
8.125%, 09/15/2019 (A)	1,485	1,648
6.500%, 12/01/2020 (A)	450	470
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,410

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	117

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Standard Steel LLC
12.000%, 05/01/2015 (A)	$3,470	$3,956
Steel Dynamics
6.375%, 08/15/2022 (A)	745	779
6.125%, 08/15/2019 (A)	740	773
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,490	1,609
Tronox Finance LLC
6.375%, 08/15/2020 (A)	1,880	1,852
Verso Paper Holdings LLC
8.750%, 02/01/2019	3,385	1,016
8.750%, 02/01/2019	340	102
Vertellus Specialties
9.375%, 10/01/2015 (A)	1,300	1,086
Vulcan Materials
7.500%, 06/15/2021	305	345
6.500%, 12/01/2016	305	337
Walter Energy
9.875%, 12/15/2020 (A)	1,670	1,737

		96,735

Telecommunication Services — 9.8%
Affinion Group
11.500%, 10/15/2015	2,313	1,874
Alcatel-Lucent USA
6.500%, 01/15/2028	1,320	861
Avaya
9.750%, 11/01/2015	1,105	876
7.000%, 04/01/2019 (A)	1,510	1,355
Avaya PIK
10.125%, 11/01/2015	3,381	2,688
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,105	829
Block Communications
7.250%, 02/01/2020 (A)	745	790
CCO Holdings LLC
8.125%, 04/30/2020	751	845
7.875%, 04/30/2018	1,190	1,285
7.375%, 06/01/2020	1,100	1,224
7.000%, 01/15/2019	2,170	2,349
5.250%, 09/30/2022	1,440	1,451
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	950	788
Cengage Learning Holdco PIK
13.750%, 07/15/2015 (A)	1,197	347
CenturyLink
5.800%, 03/15/2022	1,020	1,078
Cincinnati Bell
8.375%, 10/15/2020	408	441
Clear Channel Communications
9.000%, 03/01/2021	2,965	2,617
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,135	2,092
7.625%, 03/15/2020	255	246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 11/15/2022 (A)	$4,960	$4,985
6.500%, 11/15/2022 (A)	1,015	1,010
Clearwire Communications LLC
14.750%, 12/01/2016 (A)	870	1,083
12.000%, 12/01/2015 (A)	585	617
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	656
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,404
CommScope
8.250%, 01/15/2019 (A)	1,270	1,381
Cricket Communications
7.750%, 10/15/2020	745	769
Crown Castle International
5.250%, 01/15/2023 (A)	7,365	7,696
CSC Holdings LLC
8.625%, 02/15/2019	2,040	2,407
6.750%, 11/15/2021 (A)	1,000	1,100
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,120
Digicel Group
10.500%, 04/15/2018 (A)	1,405	1,545
8.250%, 09/01/2017 (A)	3,729	3,999
8.250%, 09/30/2020 (A)	606	644
DISH DBS
7.875%, 09/01/2019	4,413	5,218
6.750%, 06/01/2021	1,235	1,396
5.875%, 07/15/2022	1,415	1,516
4.625%, 07/15/2017	510	527
Eileme 2
11.625%, 01/31/2020 (A)	655	750
GCI
8.625%, 11/15/2019	965	1,033
Griffey Intermediate
7.000%, 10/15/2020 (A)	3,690	3,745
GXS Worldwide
9.750%, 06/15/2015	7,371	7,694
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/2019 (A) (B)	1,750	927
Hughes Satellite Systems
7.625%, 06/15/2021	2,484	2,770
6.500%, 06/15/2019	630	677
Inmarsat Finance
7.375%, 12/01/2017 (A)	2,450	2,609
Integra Telecom Holdings
10.750%, 04/15/2016 (A)	890	917
Intelsat Jackson Holdings
7.250%, 04/01/2019	220	235
7.250%, 10/15/2020 (A)	940	1,001
7.250%, 10/15/2020	1,180	1,260
6.625%, 12/15/2022 (A)	2,035	2,035
Intelsat Luxembourg
11.250%, 02/04/2017	3,080	3,265

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intelsat Luxembourg PIK
11.500%, 02/04/2017	$3,082	$3,271
iPCS PIK
3.563%, 05/01/2014 (D)	116	116
ITC Deltacom
10.500%, 04/01/2016	840	899
Level 3 Communications
11.875%, 02/01/2019	2,025	2,309
8.875%, 06/01/2019 (A)	1,410	1,481
Level 3 Financing
10.000%, 02/01/2018	2,000	2,223
9.375%, 04/01/2019	670	749
8.625%, 07/15/2020	810	881
8.125%, 07/01/2019	1,075	1,150
7.000%, 06/01/2020 (A)	695	707
4.469%, 02/15/2015 (D)	1,500	1,496
Liberty Interactive LLC
8.250%, 02/01/2030	2,240	2,419
Lucent Technologies
6.450%, 03/15/2029	5,040	3,326
MetroPCS Wireless
7.875%, 09/01/2018	1,240	1,339
Nara Cable Funding
8.875%, 12/01/2018 (A)	1,326	1,246
8.875%, 12/01/2018 (A)	760	726
Nexstar Broadcasting
6.875%, 11/15/2020 (A)	1,580	1,588
Nexstar/Mission Broadcast
8.875%, 04/15/2017	940	1,027
Nielsen Finance LLC
7.750%, 10/15/2018	2,070	2,308
4.500%, 10/01/2020 (A)	2,135	2,130
Open Solutions
9.750%, 02/01/2015 (A)	5,090	4,097
PAETEC Holding
9.875%, 12/01/2018	1,135	1,280
8.875%, 06/30/2017	555	598
Sable International Finance
8.750%, 02/01/2020 (A)	80	92
7.750%, 02/15/2017 (A)	2,645	2,843
Satelites Mexicanos
9.500%, 05/15/2017	760	804
SBA Telecommunications
8.250%, 08/15/2019	441	495
Sinclair Television Group
9.250%, 11/01/2017 (A)	895	985
8.375%, 10/15/2018	2,820	3,144
6.125%, 10/01/2022 (A)	2,190	2,283
Sitel LLC
11.000%, 08/01/2017 (A)	1,085	1,090
Sprint Capital
8.750%, 03/15/2032	7,895	9,375
Sprint Nextel
9.125%, 03/01/2017	1,455	1,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
9.000%, 11/15/2018 (A)	$1,890	$2,329
8.375%, 08/15/2017	330	383
6.000%, 11/15/2022	95	96
Telesat Canada
6.000%, 05/15/2017 (A)	2,500	2,613
Truven Health Analytics
10.625%, 06/01/2020 (A)	595	637
TW Telecom Holdings
5.375%, 10/01/2022 (A)	2,050	2,122
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	2,000	2,200
5.500%, 01/15/2023 (A)	4,620	4,620
UPC Holding BV
9.875%, 04/15/2018 (A)	3,428	3,835
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,646
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,447
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,992	2,151
Videotron Ltee
5.000%, 07/15/2022	2,205	2,271
Virgin Media Finance
4.875%, 02/15/2022	2,685	2,759
Visant
10.000%, 10/01/2017	1,215	1,057
West
8.625%, 10/01/2018	500	516
7.875%, 01/15/2019	1,380	1,397
Wind Acquisition Finance
11.750%, 07/15/2017 (A)	1,395	1,426
7.250%, 02/15/2018 (A)	2,415	2,391
7.250%, 02/15/2018 (A)	1,285	1,269
Windstream
8.125%, 09/01/2018	5	5
7.750%, 10/01/2021	250	264
7.500%, 06/01/2022	860	892
7.500%, 04/01/2023	1,215	1,254
XM Satellite Radio Holdings
7.625%, 11/01/2018 (A)	2,705	2,989
Zayo Group LLC
10.125%, 07/01/2020	3,980	4,458
8.125%, 01/01/2020	2,047	2,236

		204,477

Utilities — 2.2%
AES
9.750%, 04/15/2016	1,030	1,226
8.000%, 10/15/2017	150	172
8.000%, 06/01/2020	90	104
7.375%, 07/01/2021	715	792
Calpine
7.875%, 07/31/2020 (A)	1,843	2,046
7.875%, 01/15/2023 (A)	220	245

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	119

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.500%, 02/15/2021 (A)	$1,822	$2,013
Elwood Energy LLC
8.159%, 07/05/2026	739	761
Energy Future Holdings
10.000%, 01/15/2020	4,000	4,250
10.000%, 01/15/2020	585	622
Energy Future Intermediate Holding LLC
11.750%, 03/01/2022 (A)	2,155	2,193
11.000%, 10/01/2021	4,205	4,142
10.000%, 12/01/2020	636	709
6.875%, 08/15/2017 (A)	205	210
GenOn Energy
9.875%, 10/15/2020	1,580	1,789
NRG Energy
8.250%, 09/01/2020	435	483
7.875%, 05/15/2021	1,000	1,105
7.625%, 01/15/2018	1,455	1,608
7.625%, 05/15/2019	1,000	1,065
6.625%, 03/15/2023 (A)	1,892	1,958
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,152
Public Service of New Mexico
7.950%, 05/15/2018	2,800	3,405
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,880	1,955
7.500%, 11/30/2016	10,095	10,903

		45,908

Total Corporate Obligations (Cost $1,534,525) ($ Thousands)		1,597,163

LOAN PARTICIPATIONS — 9.1%
Academy Sports, Term Loan
6.000%, 08/03/2018	613	615
Advanced Disposal Services, Cov-Lite 2nd Lien
0.144%, 09/25/2019	1,015	1,026
Advantage Sales & Marketing 2nd Lien Term Loan
0.000%, 06/18/2018 (I)	700	700
API Technologies, Term Loan B
8.750%, 06/27/2016	894	876
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	499	502
Astoria Generating Acquisitions
0.000%, 10/26/2017 (I)	3,345	3,347
Astoria Generating, Term Loan Term Loan
8.500%, 10/26/2017	1,500	1,501
Asurion, 1st Lien
5.500%, 06/10/2018	1,401	1,412
Asurion, 2nd Lien
9.000%, 05/20/2019	1,605	1,650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BJs Wholesale Club, Cov-Lite 2nd Lien
9.750%, 09/20/2020	$290	$298
Blue Coat Systems, Term Loan
0.092%, 02/15/2018	3,990	4,002
Brock Holdings III, 2nd Lien
10.000%, 03/16/2018	460	462
Caesars Entertainment Operating
3.236%, 01/28/2015	895	867
Caribbean Restaurants LLC, Term Loan B
9.000%, 02/15/2017	118	118
Cequel Communications, Bridge Loan
0.000%, 12/31/2012 (I) (J)	1,000	—
Ceridian
5.964%, 05/09/2017	2,424	2,417
Chesapeake Energy
8.500%, 12/02/2017	1	1
CKX
9.000%, 06/21/2017	544	462
Clean Harbors, Bridge Loan
0.000%, 04/29/2013 (I) (J)	1,000	—
Clear Channel
3.881%, 01/29/2016	3,573	2,899
Cleveland Unlimited, Term Loan
10.000%, 07/25/2016	648	654
Constellation, Bridge Loan
0.000%, 12/30/2013 (I) (J)	1,500	—
Crestwood Holdings
9.750%, 03/20/2018	1,677	1,705
Cristal Inorganic Chemicals US
6.112%, 11/15/2014	2,500	2,492
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,720	1,714
Davids Bridal, Bridge Loan
0.000%, 01/31/2013 (I) (J)	700	—
Deltek Systems, Term Loan 2nd Lien
10.000%, 10/04/2019	1,000	1,014
Dex Media West
7.250%, 10/24/2014	2,502	1,683
DJO Finance, Term Loan B3
0.000%, 09/15/2017 (I)	3,095	3,106
Dynegy Midwest Generation
9.250%, 08/05/2016	6,472	6,679
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/2016	939	977
Endurance International, 2nd Lien
10.250%, 11/06/2019	4,225	4,204

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ep Energy, Term Loan
6.500%, 04/10/2018	$3,995	$4,032
Equipower Resources
0.000%, 06/20/2019	560	570
Essential Power
5.500%, 08/07/2019	5,628	5,677
Expert Global
8.000%, 04/02/2018	2,985	3,006
Fairway Food Market, Term Loan
8.250%, 08/17/2018	2,000	2,013
First Data
4.217%, 03/24/2018	1,504	1,431
Fly Leasing
6.750%, 08/07/2018	1,728	1,735
Fortescue Metals Group Ltd.
5.250%, 10/12/2017	2,650	2,657
GCA Services Group, Cov-Lite Term Loan 2nd Lien
9.250%, 10/11/2020	800	792
GenCorp, Bridge Loan
0.000%, 07/22/2013 (I)	1,685	1,685
Getty Images, Bridge Loan
0.000%, 02/10/2013 (I) (J)	1,625	—
Global Aviation Holdings
12.000%, 09/27/2012	832	823
0.500%, 09/27/2012	232	2
Go Daddy Operating Company LLC
5.500%, 12/17/2018	2,139	2,134
GoGo
11.250%, 06/21/2017	745	745
Graton Economic Development Authority
0.000%, 08/14/2018 (I)	105	108
Graton Economic Development Authority, Term Loan
9.000%, 08/14/2018	3,070	3,149
Guitar Center
5.620%, 04/09/2017	3,086	2,945
Harrah’s Entertainment, Term Loan B6
5.486%, 01/28/2018	936	839
Harrah’s Entertainment, Term Loan B 1st Lien
2.797%, 01/26/2018	3,740	3,350
Harrah’s Las Vegas Propco
3.240%, 02/13/2013	3,180	2,670
Harrah’s Operating, Term Loan B-4
9.500%, 10/31/2016	2,918	2,974
Harrah’s Operating, Ser B-2
3.211%, 01/28/2015	360	348
Harrah’s Propco
0.000%, 02/13/2013 (I)	3,385	2,842
Hertz
0.000%, 08/26/2013 (I) (J)	3,700	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hologic, Term Loan B
4.500%, 07/19/2019	$1,297	$1,309
Inc Research, Term Loan B
7.000%, 07/12/2018	2,146	2,155
Ineos Holdings
6.500%, 04/27/2018	796	805
Kalispel Tribal Economic Authority
7.500%, 01/31/2017	3,047	3,002
Lawson Software, Term Loan B
5.250%, 04/05/2018	571	576
Lone Star
11.000%, 09/02/2019	540	571
Medical Card
12.000%, 09/15/2015	1,921	1,613
Medquist
6.750%, 08/16/2019	1,000	985
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,322	2,301
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 02/28/2016	3,950	4,019
Navistar International
7.000%, 08/16/2017	2,520	2,525
Nelson Education, Term Loan B-1
2.862%, 07/05/2014	1,466	1,122
Newpage
0.000%, 11/16/2018 (I)	2,300	2,289
Novell
11.000%, 11/22/2018	2,750	2,693
Nuveen Investments
8.250%, 02/23/2019	1,050	1,066
5.961%, 05/13/2017	188	188
5.947%, 05/13/2017	139	139
5.925%, 05/13/2017	19	19
Nuveen Investments, Term Loan B
7.250%, 05/13/2017	2,375	2,387
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,577	1,577
Ocwen Financial, Term Loan B
7.000%, 09/01/2016	658	659
One Call Medical
7.000%, 08/22/2019	2,500	2,503
Panolam Industries International
7.250%, 08/23/2017	978	970
Pierre Food, Term Loan 2nd Lien
0.500%, 10/02/2017	4,475	4,553
Plains Exploration, Bridge Loan
0.000%, 03/31/2013 (I) (J)	2,500	—
Realogy
4.478%, 10/10/2016	850	848

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	121

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reynolds Group Holdings, Term Loan
4.750%, 09/28/2018	$1,495	$1,506
Sabre Holdings
5.962%, 09/29/2017	1,166	1,168
0.185%, 12/29/2017	2,250	2,272
Sheridan Healthcare
6.000%, 06/29/2018	998	1,004
Silver II Acquisition, Bridge Loan
0.000%, 09/25/2020 (I)	2,430	2,430
Smart & Final, Cov-Lite 2nd Lien
0.375%, 11/08/2020	1,645	1,604
Spectrum Brands, Bridge Loan
0.000%, 12/31/2012 (I) (J)	1,025	—
SpringLeaf Financial
5.500%, 05/10/2017	3,425	3,383
Standard Aero, Term Loan B2
6.250%, 10/19/2018	780	777
Summit Materials LLC, Term Loan B
6.000%, 01/24/2019	995	1,003
Sumtotal Systems, Cov-Lite Term Loan
6.250%, 10/25/2019	1,000	993
Sun Healthcare, Term Loan B
8.750%, 09/23/2016	2,046	2,031
SUPERVALU
0.000%, 08/10/2018 (I)	1,580	1,593
SUPERVALU, Cov-Lite Term Loan
8.000%, 08/10/2018	3,800	3,833
Targus Group
11.000%, 05/24/2016	496	501
Telx Group, Term Loan B 1st Lien
6.250%, 09/25/2017	1,114	1,122
Tempur-Pedic International
0.000%, 09/27/2013 (I)	1,680	1,680
Texas Competitive
4.718%, 10/10/2017	6,661	4,333
3.728%, 10/10/2014	7,146	4,889
The Pantry, Term Loan B
5.750%, 07/31/2019	2,250	2,278
TPC Group, Bridge Loan
0.000%, 08/27/2013 (I)	7,035	4,985
Transtar Industries, Term Loan 2nd Lien
9.750%, 10/02/2019	900	900
United Rentals, Bridge Loan
0.000%, 09/15/2012 (I) (J)	2,880	—
Univision Communications, Term Loan B
4.462%, 03/31/2017	3,118	3,043
Vertafore
9.750%, 10/27/2017	780	780

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wall Street Systems, Cov-Lite Term Loan 2nd Lien
9.250%, 04/24/2020	$2,150	$2,150
Walter Investment Management, Term Loan B
0.000%, 06/17/2016 (I)	2,515	2,522
Warner Music Group, Cov-Lite Term Loan
5.250%, 10/25/2018	395	398
Wide Open West Finance
6.250%, 07/17/2018	1,102	1,114
Wolverine
0.000%, 02/01/2013 (I) (J)	3,350	—

Total Loan Participations (Cost $188,044) ($ Thousands)		189,076

COLLATERALIZED DEBT OBLIGATIONS — 8.8%

Other Asset-Backed Securities — 8.8%
AMMC CDO, Ser 11A
0.00%, 10/30/2023 (A)	3,785	3,293
AMMC CDO, Ser 2011-9A
0.00%, 01/15/2022 (A)	2,881	2,622
AMMC CDO, Ser 2012-10A
0.00%, 04/11/2022 (A)	3,316	3,117
Claris III
0.613%, 08/04/2021	8,252	7,344
Grayson CLO, Ser 2006-1A, Cl B
1.013%, 11/01/2021 (A) (D)	5,866	4,370
ICE EM CLO, Ser 2007-1A, Cl A3
1.569%, 08/15/2022 (A) (D)	4,345	3,463
ICE EM CLO, Ser 2007-1A, Cl A2
1.319%, 08/15/2022 (A) (D)	6,738	5,862
KVK CLO, Ser 2A
0.000%, 02/15/2025 (A)	2,956	2,661
Lightpoint CLO, Ser 2007-7A, Cl D
4.310%, 05/15/2021 (A) (D)	3,284	2,751
Neuberger Berman CLO, Ser 13A
0.00%, 01/23/2024 (A)	2,886	2,193
Neuberger Berman CLO, Ser 2012-12A
0.00%, 07/25/2023 (A)	3,984	3,267
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.651%, 07/25/2023 (A) (D)	1,202	1,142
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/2022 (A) (D)	9,221	8,806
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.819%, 07/20/2022 (A) (D)	3,047	2,819
OCP CLO, Ser 2A
0.000%, 11/22/2023 (A)	2,940	2,734
Red River CLO, Ser 2006-1A, Cl C
1.033%, 07/27/2018 (D)	7,544	5,771

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Red River CLO, Ser 2006-1A, Cl D
1.963%, 07/27/2018 (D)	$7,527	$5,344
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.813%, 08/01/2021 (A) (D)	23,922	19,616
Rockwall CDO, Ser 2006-1A, Cl A2L
0.963%, 08/01/2021 (A) (D)	4,045	3,034
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.613%, 08/01/2021 (A) (D)	11,647	10,715
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.563%, 08/01/2024 (A) (D)	87,470	76,974
Venture CDO, Ser 11A
0.000%, 11/14/2022 (A)	4,583	3,987
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	2,034	1,953

Total Collateralized Debt Obligations (Cost $165,242) ($ Thousands)		183,838

PREFERRED STOCK — 0.7%
Ally Financial, 7.000%	15	9,830
Dana Holding, 4.000%	6	696
General Motors CV to 1.2626, 4.750%	6	237
GMAC Capital Trust I, 8.125%	28	729
Regions Financial, 6.375%	149,200	3,696

Total Preferred Stock (Cost $12,388) ($ Thousands)		15,188

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/2030	710	640
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,200	2,051
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/2034	3,695	3,326
Ohio State, Tobacco Settlement, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/2024	730	671
5.125%, 06/01/2024	1,080	969
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	8,280	7,447

Total Municipal Bonds (Cost $11,244) ($ Thousands)		15,104

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.758%, 03/15/2019 (D) (F)	$1,862	$894
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/2041 (A)	1,505	1,611
Dominos Pizza Master Issuer LLC, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	494	556

Total Asset-Backed Securities (Cost $8,605) ($ Thousands)		3,061

CONVERTIBLE BONDS — 0.2%
Liberty Media LLC CV to 16.7764
4.000%, 11/15/2029	2,025	1,316
3.750%, 02/15/2030	3,680	2,309
Meritor
0.000%, 02/15/2019 (C)	1,047	772
Mirant CV to 14.7167
0.000%, 06/15/2021	1,950	—
Vector Group CV to 48.8281
13.850%, 06/15/2026 (D)	369	395

Total Convertible Bonds (Cost $4,443) ($ Thousands)		4,792

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17*	2,025	—
CUI Acquisition* (E) (F)††	46,959	2,137

Total Warrants (Cost $3,901) ($ Thousands)		2,137

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings*	1,334	16
Core-Mark Holding	691	32
Dana Holdings	70,421	998
Delta Air Lines*	2,369	24
GMX Resources*	24,693	16

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	123

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2012

Description	Shares	Market Value ($ Thousands)
Neenah Enterprises* (E) (F)	21,556	$156
United Continental Holdings*	21	—
VSS AHC, Cl A* (E) (F) (G)	29,628	354

Total Common Stock (Cost $3,511) ($ Thousands)		1,596

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%**†	82,524,822	$82,525

Total Cash Equivalent (Cost $82,525) ($ Thousands)		82,525

Total Investments — 100.4% (Cost $2,014,428) ($ Thousands)		$2,094,480

The open swap agreements held by the Fund at November 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00%	12/20/16	$19,680	$(1,844)

						$(1,844)

For the period ended November 30, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,086,111 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

††	Expiration date unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(E)	Securities considered illiquid. The total value of such securities as of November 30, 2012 was $4,538 ($ Thousands) and represented 0.22% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $5,432 ($ Thousands) and represented 0.26% of Net Assets.

(G)	Securities considered restricted. The total value of such securities as of November 30, 2012 was $356 ($ Thousands) and represented 0.02% of Net Assets.

(H)	The rate reported is the effective yield at the time of purchase.

(I)	Unsettled bank loan. Interest rate not available.

(J)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$1,592,621	$4,542	$1,597,163
Loan Participations	—	175,074	14,002	189,076
Collateralized Debt Obligations	—	—	183,838	183,838
Preferred Stock	1,790	13,398	—	15,188
Municipal Bonds	—	15,104	—	15,104
Asset-Backed Securities	—	3,061	—	3,061
Convertible Bonds	—	4,792	—	4,792
Warrant	—	—	2,137	2,137
Common Stock	1,086	—	510	1,596
Cash Equivalent	82,525	—	—	82,525

Total Investments in Securities	$85,401	$1,804,050	$205,029	$2,094,480

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(1,844)	$—	$(1,844)

Total Other Financial Instruments	$—	$(1,844)	$—	$(1,844)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)	Of the $205,029 in Level 3 securities as of November 30, 2012, $5,432 or 0.26% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Convertible Bonds	Investments in Auction Rate Preferred Securities	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2012	$4,518	$7,780	$194,307	$4	$4,606	$2,137	$450
Accrued discounts/premiums	25	9	1,775	—	—	—	—
Realized gain/(loss)	(134)	2	2,658	—	552	—	—
Change in unrealized appreciation/ (depreciation)	22	102	9,445	(4)	(458)	—	60
Purchases	18,796	12,215	22,003	—	—	—	—
Sales	(18,663)	(6,108)	(46,350)	—	—	—	—
Net transfer into Level 3	—	2	—	—	(4,700)	—	—
Net transfer out of Level 3	(22)	—	—	—	—	—	—

Ending balance as of November 30, 2012	$4,542	$14,002	$183,838	$—	$—	$2,137	$510

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$221	$104	$10,890	$4	$—	$—	$59

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	125

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 53.6%

Consumer Discretionary — 6.2%
CCO Holdings LLC
7.000%, 01/15/2019	$500	$541
Comcast
6.950%, 08/15/2037	1,150	1,566
6.500%, 01/15/2017	100	121
6.450%, 03/15/2037	9,450	12,271
6.400%, 05/15/2038	6,116	7,955
5.900%, 03/15/2016	100	116
5.700%, 07/01/2019	100	123
4.650%, 07/15/2042	2,325	2,464
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,450	5,164
COX Communications
7.625%, 06/15/2025	300	394
6.950%, 06/01/2038 (A)	3,183	4,264
4.700%, 12/15/2042 (A)	4,400	4,515
CVS Caremark
6.250%, 06/01/2027	1,640	2,190
6.125%, 09/15/2039	2,625	3,362
5.750%, 05/15/2041	1,360	1,679
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,243	8,753
DIRECTV Holdings
6.350%, 03/15/2040	410	468
6.000%, 08/15/2040	8,270	9,016
5.150%, 03/15/2042	2,215	2,225
Discovery Communications
4.950%, 05/15/2042	1,330	1,445
Lowe’s
6.875%, 02/15/2028	100	133
5.125%, 11/15/2041	3,865	4,552
McDonald’s MTN
6.300%, 03/01/2038	3,645	5,145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.875%, 07/15/2040	$910	$1,096
3.700%, 02/15/2042	480	485
NBC Universal Media
6.400%, 04/30/2040	3,025	3,879
5.950%, 04/01/2041	7,221	8,834
4.450%, 01/15/2043	1,750	1,756
News America
8.150%, 10/17/2036	1,835	2,542
7.850%, 03/01/2039	5,255	7,500
7.750%, 01/20/2024	125	159
7.625%, 11/30/2028	4,616	6,035
7.430%, 10/01/2026	200	265
6.900%, 08/15/2039	4,250	5,671
6.750%, 01/09/2038	1,250	1,546
6.650%, 11/15/2037	1,935	2,489
6.400%, 12/15/2035	875	1,094
6.150%, 02/15/2041	6,070	7,638
Target
7.000%, 01/15/2038	2,200	3,249
6.650%, 08/01/2028	450	582
4.000%, 07/01/2042	3,925	4,035
TCI Communications
7.875%, 02/15/2026	3,000	4,315
Time Warner
7.700%, 05/01/2032	3,658	5,103
7.625%, 04/15/2031	11,985	16,446
6.250%, 03/29/2041	5,400	6,782
6.100%, 07/15/2040	1,835	2,260
Time Warner Cable
8.750%, 02/14/2019	3,500	4,752
6.750%, 06/15/2039	3,830	4,889
5.875%, 11/15/2040	1,645	1,904
5.500%, 09/01/2041	1,475	1,640
4.500%, 09/15/2042	4,610	4,499
Time Warner Entertainment
8.375%, 07/15/2033	3,880	5,656
Viacom
6.875%, 04/30/2036	5,230	7,147
4.500%, 02/27/2042	815	815
4.375%, 03/15/2043 (A)	2,841	2,751
Wal-Mart Stores
7.550%, 02/15/2030	840	1,256
6.200%, 04/15/2038	2,650	3,669
5.625%, 04/01/2040	5,390	7,075
5.625%, 04/15/2041	7,095	9,435
5.250%, 09/01/2035	50	62
5.000%, 10/25/2040	3,870	4,725
Walt Disney MTN
3.700%, 12/01/2042	2,040	2,040
Yum! Brands
6.875%, 11/15/2037	2,325	3,258

		237,796

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 4.2%
Ahold Finance USA
6.875%, 05/01/2029	$885	$1,143
Altria Group
10.200%, 02/06/2039	3,730	6,285
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,565	7,506
8.000%, 11/15/2039	2,490	4,042
6.375%, 01/15/2040	2,075	2,912
3.750%, 07/15/2042	3,125	3,153
2.500%, 07/15/2022	5,100	5,123
Bestfoods
7.250%, 12/15/2026	170	253
Bowdoin College
4.693%, 07/01/2112	12,240	12,352
Diageo Capital
5.875%, 09/30/2036	783	1,011
General Mills
5.400%, 06/15/2040	815	1,022
Heineken
2.750%, 04/01/2023 (A)	4,250	4,210
HJ Heinz Finance
7.125%, 08/01/2039 (A)	4,495	6,280
Kellogg
3.125%, 05/17/2022	1,830	1,920
Kraft Foods
7.000%, 08/11/2037	1,265	1,752
6.875%, 02/01/2038	6,690	9,193
6.875%, 01/26/2039 (A)	865	1,172
6.500%, 02/09/2040	9,595	12,978
5.000%, 06/04/2042 (A)	5,645	6,332
Kroger
5.000%, 04/15/2042	2,760	2,982
Lorillard Tobacco
7.000%, 08/04/2041	1,900	2,299
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,472	5,141
Molson Coors Brewing
5.000%, 05/01/2042	2,786	3,125
Pepsi Bottling Group
7.000%, 03/01/2029	355	520
PepsiCo
5.500%, 01/15/2040	1,675	2,147
4.875%, 11/01/2040	1,590	1,870
4.000%, 03/05/2042	2,505	2,620
3.600%, 08/13/2042	3,425	3,339
Pernod-Ricard
5.500%, 01/15/2042 (A)	750	867
4.450%, 01/15/2022 (A)	350	386
Philip Morris International
6.375%, 05/16/2038	1,815	2,514
4.500%, 03/20/2042	4,935	5,412
3.875%, 08/21/2042	2,505	2,543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	$60	$90
5.625%, 10/01/2038	3,625	4,860
Procter & Gamble
8.000%, 09/01/2024	1,527	2,296
Ralcorp Holdings
6.625%, 08/15/2039	3,015	3,596
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	10,249
3.750%, 01/15/2022 (A)	415	450
Tufts University
5.017%, 04/15/2112	7,900	9,013
Unilever Capital
5.900%, 11/15/2032	945	1,322
University of Notre Dame
3.720%, 03/01/2043	1,000	1,013
University of Southern California
5.250%, 10/01/2111	1,715	2,240

		159,533

Energy — 7.6%
Anadarko Petroleum
6.450%, 09/15/2036	590	741
Apache
5.250%, 02/01/2042	310	365
4.750%, 04/15/2043	4,725	5,173
4.250%, 01/15/2044	9,120	9,293
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,411
Canadian Natural Resources
6.500%, 02/15/2037	390	515
6.250%, 03/15/2038	3,850	5,007
5.850%, 02/01/2035	150	185
Cenovus Energy
6.750%, 11/15/2039	4,500	6,011
4.450%, 09/15/2042	1,245	1,295
CenterPoint Energy Resources
6.625%, 11/01/2037	490	664
6.250%, 02/01/2037	2,841	3,725
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,550	2,750
Conoco Funding
7.250%, 10/15/2031	875	1,313
6.950%, 04/15/2029	1,710	2,422
ConocoPhillips
6.500%, 02/01/2039	13,155	18,703
5.900%, 05/15/2038	4,388	5,813
Devon Energy
7.950%, 04/15/2032	995	1,462
5.600%, 07/15/2041	4,690	5,644
4.750%, 05/15/2042	1,810	1,947
Diamond Offshore Drilling
5.700%, 10/15/2039	7,378	9,606

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	127

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso Natural Gas
7.500%, 11/15/2026	$3,170	$4,283
Encana
6.500%, 02/01/2038	4,625	5,735
Eni
5.700%, 10/01/2040 (A)	3,430	3,633
Eni USA
7.300%, 11/15/2027	1,510	2,081
Enterprise Products Operating
6.650%, 10/15/2034	2,310	2,885
6.125%, 10/15/2039	275	334
5.700%, 02/15/2042	7,727	8,920
4.850%, 08/15/2042	2,350	2,448
4.450%, 02/15/2043	2,910	2,876
EQT
4.875%, 11/15/2021	155	167
Gulf South Pipeline
4.000%, 06/15/2022 (A)	2,580	2,754
Halliburton
7.600%, 08/15/2096 (A)	825	1,282
Hess
7.875%, 10/01/2029	1,613	2,265
7.300%, 08/15/2031	2,555	3,488
6.000%, 01/15/2040	2,409	2,963
5.600%, 02/15/2041	3,005	3,535
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	9,217
3.950%, 09/01/2022	5,230	5,577
Marathon Oil
6.600%, 10/01/2037	3,820	5,149
Marathon Petroleum
6.500%, 03/01/2041	7,723	9,599
Motiva Enterprises
6.850%, 01/15/2040 (A)	6,215	8,624
Nexen
7.500%, 07/30/2039	2,440	3,520
Noble Energy
4.150%, 12/15/2021	1,355	1,486
Noble Holding International
6.200%, 08/01/2040	2,810	3,414
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	908
Petrobras International Finance
6.875%, 01/20/2040	5,360	6,805
6.750%, 01/27/2041	4,330	5,475
5.875%, 03/01/2018	600	690
Petro-Canada
7.875%, 06/15/2026	35	51
6.800%, 05/15/2038	2,405	3,242
5.950%, 05/15/2035	760	934
Phillips 66
4.300%, 04/01/2022 (A)	3,400	3,767

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	$2,000	$2,000
Schlumberger Investment
3.300%, 09/14/2021 (A)	1,375	1,481
Shell International Finance
6.375%, 12/15/2038	4,118	5,935
5.500%, 03/25/2040	4,050	5,296
2.250%, 01/06/2023	2,750	2,735
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	975	1,058
Southern Natural Gas
8.000%, 03/01/2032	655	967
7.350%, 02/15/2031	600	821
Spectra Energy Capital
7.500%, 09/15/2038	2,573	3,595
6.750%, 02/15/2032	3,450	4,343
Statoil
6.800%, 01/15/2028	400	560
6.500%, 12/01/2028 (A)	1,050	1,449
2.450%, 01/17/2023	2,375	2,369
Suncor Energy
6.850%, 06/01/2039	1,550	2,125
6.500%, 06/15/2038	3,785	5,004
Talisman Energy
5.500%, 05/15/2042	1,355	1,534
Tennessee Gas Pipeline
8.375%, 06/15/2032	5,555	8,201
7.000%, 10/15/2028	3,960	5,494
TransCanada Pipelines
7.625%, 01/15/2039	1,800	2,745
7.250%, 08/15/2038	1,670	2,452
6.100%, 06/01/2040	2,000	2,676
Transcontinental Gas Pipeline
7.250%, 12/01/2026	1,610	2,351
5.400%, 08/15/2041	1,505	1,807
Valero Energy
10.500%, 03/15/2039	5,173	8,241
7.500%, 04/15/2032	1,275	1,650
6.625%, 06/15/2037	1,000	1,214
Weatherford International
5.950%, 04/15/2042	4,595	4,633
Williams
8.750%, 03/15/2032	472	643
7.875%, 09/01/2021	1,603	2,070
7.750%, 06/15/2031	1,150	1,450
7.500%, 01/15/2031	380	469

		293,520

Financials — 15.3%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,320

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ACE INA Holdings
6.700%, 05/15/2036	$2,677	$3,801
Aflac
6.900%, 12/17/2039	2,900	3,790
6.450%, 08/15/2040	2,510	3,127
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,867	3,841
Allstate
5.550%, 05/09/2035	75	92
5.200%, 01/15/2042	6,101	7,294
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,545	2,739
American Express
8.150%, 03/19/2038	4,675	7,862
American International Group
4.875%, 06/01/2022	1,710	1,924
Anadarko Finance
7.500%, 05/01/2031	3,062	4,092
Assurant
6.750%, 02/15/2034	2,634	3,028
Bank of America MTN
7.800%, 09/15/2016	65	76
6.000%, 09/01/2017	355	413
6.000%, 10/15/2036	4,840	5,903
5.875%, 02/07/2042	3,119	3,943
5.750%, 12/01/2017	6,300	7,286
5.700%, 01/24/2022	725	882
5.650%, 05/01/2018	6,860	7,949
5.625%, 07/01/2020	675	797
5.000%, 05/13/2021	500	573
4.900%, 05/01/2013	40	41
3.625%, 03/17/2016	260	276
Bear Stearns
7.250%, 02/01/2018	400	499
6.400%, 10/02/2017	5,415	6,549
Berkshire Hathaway Finance
4.400%, 05/15/2042	2,300	2,405
BlackRock
3.375%, 06/01/2022	3,205	3,439
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	2,929	3,422
6.250%, 08/15/2042 (A)	2,555	2,818
Boston Properties‡
3.850%, 02/01/2023	1,325	1,408
Camden Property Trust‡
4.625%, 06/15/2021	1,325	1,476
Capital One Capital VI
8.875%, 05/15/2040	2,050	2,061
CDP Financial
5.600%, 11/25/2039 (A)	7,560	9,633
Chase Capital II
0.813%, 02/01/2027 (B)	3,859	3,020
Chase Capital III
0.968%, 03/01/2027 (B)	250	195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chubb
6.500%, 05/15/2038	$3,835	$5,384
Citigroup
8.500%, 05/22/2019	75	100
8.125%, 07/15/2039	5,015	7,577
6.875%, 03/05/2038	4,391	5,881
6.875%, 02/15/2098	4,559	5,577
6.625%, 06/15/2032	600	694
6.375%, 08/12/2014	50	54
6.125%, 11/21/2017	100	119
6.125%, 08/25/2036	3,350	3,706
6.010%, 01/15/2015	50	55
6.000%, 12/13/2013	125	132
6.000%, 08/15/2017	50	59
5.875%, 05/29/2037	320	389
5.850%, 12/11/2034	249	300
5.500%, 02/15/2017	5,680	6,303
4.587%, 12/15/2015	39	43
4.500%, 01/14/2022	2,000	2,250
2.650%, 03/02/2015	150	154
0.862%, 08/25/2036 (B)	850	626
Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	1,750	2,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	8,380	9,925
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A) (B)	945	880
Devon OEI Operating
7.500%, 09/15/2027	1,000	1,487
Discover Bank
8.700%, 11/18/2019	1,014	1,344
Discover Financial Services
3.850%, 11/21/2022 (A)	3,261	3,286
Duke Realty‡
3.875%, 10/15/2022	1,590	1,624
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	825	1,022
7.050%, 07/15/2028 (A)	12,307	15,418
First Union
7.575%, 08/01/2026 (C)	3,735	5,210
FMR
6.500%, 12/14/2040 (A)	525	658
General Electric Capital MTN
7.500%, 08/21/2035	385	555
6.875%, 01/10/2039	15,300	20,759
6.750%, 03/15/2032	6,162	8,040
6.150%, 08/07/2037	800	1,001
5.875%, 01/14/2038	21,860	26,503
Goldman Sachs Group
6.750%, 10/01/2037	14,360	15,979
6.250%, 02/01/2041	9,918	12,055
6.125%, 02/15/2033	3,635	4,207

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	129

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.950%, 01/15/2027	$4,901	$5,272
5.750%, 01/24/2022	2,330	2,766
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	4,075	5,579
Hartford Financial Services Group
6.625%, 03/30/2040	1,360	1,697
6.625%, 04/15/2042	2,600	3,261
6.100%, 10/01/2041	3,285	3,839
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,303
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	100	81
HCP‡
6.750%, 02/01/2041	2,225	2,874
6.300%, 09/15/2016	2,195	2,528
3.750%, 02/01/2019	2,620	2,775
Health Care‡
6.500%, 03/15/2041	7,850	9,365
5.125%, 03/15/2043	2,320	2,283
4.950%, 01/15/2021	2,025	2,237
Healthcare Realty Trust‡
5.750%, 01/15/2021	525	588
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,380
HSBC Bank USA
7.000%, 01/15/2039	2,405	3,245
5.875%, 11/01/2034	320	374
5.625%, 08/15/2035	1,290	1,483
HSBC Holdings
6.800%, 06/01/2038	335	422
6.500%, 09/15/2037	6,460	7,880
5.100%, 04/05/2021	3,531	4,195
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	390	473
ING Bank
1.808%, 06/09/2014 (A) (B)	1,050	1,056
International Lease Finance
7.125%, 09/01/2018 (A)	425	492
JPMorgan Chase
6.400%, 05/15/2038	6,348	8,567
6.300%, 04/23/2019	1,775	2,193
5.600%, 07/15/2041	7,260	9,027
5.400%, 01/06/2042	2,750	3,333
4.500%, 01/24/2022	1,230	1,392
3.250%, 09/23/2022	1,365	1,412
0.729%, 06/13/2016 (B)	2,000	1,940
JPMorgan Chase Capital XIII
1.312%, 09/30/2034 (B)	3,900	3,049
KKR Group Finance
6.375%, 09/29/2020 (A)	2,670	3,127
Liberty Mutual Group
6.500%, 05/01/2042 (A)	6,955	7,701
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	7,801

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	$2,840	$4,366
5.375%, 12/01/2041 (A)	3,210	3,785
Merrill Lynch
8.950%, 05/18/2017 (B)	1,340	1,559
8.680%, 05/02/2017 (B)	1,305	1,506
7.750%, 05/14/2038	410	536
6.110%, 01/29/2037	3,660	4,061
MetLife
7.800%, 11/01/2025 (A)	3,520	4,686
6.400%, 12/15/2036	3,520	3,740
6.375%, 06/15/2034	395	518
5.875%, 02/06/2041	3,530	4,480
4.125%, 08/13/2042	6,490	6,473
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	473
Morgan Stanley MTN
6.625%, 04/01/2018	4,365	5,083
6.375%, 07/24/2042	6,175	7,234
5.625%, 09/23/2019	11,775	13,280
National Australia Bank
1.600%, 08/07/2015	2,990	3,043
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	500	501
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	4,953
New York Life Insurance
6.750%, 11/15/2039 (A)	8,525	12,029
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	6,725	8,828
Pacific Life Insurance
9.250%, 06/15/2039 (A)	340	483
PNC Bank
2.700%, 11/01/2022	2,540	2,550
PNC Financial Services Group
8.729%, 11/09/2022 (C)	815	832
PNC Funding
5.125%, 02/08/2020	935	1,119
Principal Financial Group
4.350%, 05/15/2043	1,285	1,268
Prudential Financial MTN
6.200%, 11/15/2040	1,345	1,643
5.700%, 12/14/2036	3,385	3,848
Prudential Holdings
8.695%, 12/18/2023 (A)	5,962	7,889
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,120
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	1,895
Security Benefit Life
7.450%, 10/01/2033 (A)	6,575	6,049

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	$320	$420
Simon Property Group‡
6.750%, 02/01/2040	4,740	6,523
4.750%, 03/15/2042	3,360	3,620
SL Green Realty‡
5.000%, 08/15/2018	1,000	1,082
Sydney Airport Finance Pty
3.900%, 03/22/2023 (A)	4,500	4,586
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	7,290	10,083
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,770	3,051
Travelers
5.350%, 11/01/2040	3,835	4,829
Turlock
4.000%, 11/02/2032 (A)	3,475	3,537
Ventas Realty‡
4.750%, 06/01/2021	2,500	2,778
Verizon Global Funding
7.750%, 12/01/2030	650	956
Wachovia Bank
6.600%, 01/15/2038	5,830	8,090
6.000%, 11/15/2017	300	361
5.850%, 02/01/2037	3,930	5,006
WEA Finance
7.125%, 04/15/2018 (A)	25	31
6.750%, 09/02/2019 (A)	2,090	2,587
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,939	2,065

		587,802

Health Care — 3.9%
AbbVie
4.400%, 11/06/2042 (A)	11,780	12,491
2.900%, 11/06/2022 (A)	3,590	3,666
Aetna
2.750%, 11/15/2022	1,310	1,316
Amgen
6.400%, 02/01/2039	3,400	4,362
5.750%, 03/15/2040	500	603
5.650%, 06/15/2042	2,490	3,021
5.375%, 05/15/2043	3,790	4,480
5.150%, 11/15/2041	5,390	6,147
4.950%, 10/01/2041	825	907
3.875%, 11/15/2021	1,225	1,349
AstraZeneca
6.450%, 09/15/2037	3,522	4,843
4.000%, 09/18/2042	3,320	3,444
Becton Dickinson
3.125%, 11/08/2021	625	675
Bristol-Myers Squibb
6.875%, 08/01/2097	1,800	2,711

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Catholic Health Initiatives
4.350%, 11/01/2042	$5,611	$5,770
Celgene
5.700%, 10/15/2040	4,547	5,352
Coventry Health Care
5.450%, 06/15/2021	500	594
Express Scripts Holding
6.125%, 11/15/2041 (A)	1,315	1,687
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,285	6,013
Highmark
6.125%, 05/15/2041 (A)	3,205	3,391
Johnson & Johnson
5.950%, 08/15/2037	795	1,117
5.850%, 07/15/2038	1,605	2,246
Kaiser Foundation Hospitals
4.875%, 04/01/2042	5,250	5,989
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,225
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,163
Merck MTN
6.550%, 09/15/2037	815	1,179
6.500%, 12/01/2033	395	576
5.850%, 06/30/2039	5,005	6,931
5.760%, 05/03/2037	2,236	2,985
3.600%, 09/15/2042	1,780	1,790
North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	4,960
Novartis Capital
2.400%, 09/21/2022	3,105	3,129
Pfizer
7.200%, 03/15/2039	3,690	5,747
Roche Holdings
7.000%, 03/01/2039 (A)	7,570	11,503
St. Barnabas Health Care System
4.000%, 07/01/2028	2,375	2,284
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,108
UnitedHealth Group
6.625%, 11/15/2037	1,855	2,514
6.500%, 06/15/2037	520	692
Watson Pharmaceuticals
4.625%, 10/01/2042	2,120	2,238
3.250%, 10/01/2022	1,705	1,754
WellPoint
5.950%, 12/15/2034	460	555
5.850%, 01/15/2036	485	583
4.650%, 01/15/2043	4,350	4,566
Wyeth
6.000%, 02/15/2036	2,985	3,991
5.950%, 04/01/2037	936	1,255

		147,902

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	131

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 4.1%
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	$13	$13
BAE Systems
5.800%, 10/11/2041 (A)	4,995	6,141
Boeing
6.875%, 03/15/2039	531	820
6.625%, 02/15/2038	720	1,071
5.875%, 02/15/2040	3,385	4,684
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	7,280
6.150%, 05/01/2037	1,070	1,412
5.750%, 05/01/2040	485	610
5.650%, 05/01/2017	2,830	3,364
4.400%, 03/15/2042	4,430	4,763
4.375%, 09/01/2042	2,295	2,467
3.450%, 09/15/2021	10	11
Caterpillar
5.200%, 05/27/2041	1,035	1,277
3.803%, 08/15/2042 (A)	4,158	4,167
Continental Airlines Pass-Through Trust, Ser 2007-1, CI A
5.983%, 04/19/2022	5,286	5,907
Continental Airlines, Pass-Through Trust, CI, A Ser 2009-1
9.000%, 07/08/2016	5,595	6,476
Continental Airlines 2012-2 Class A Pass-Through Certificates
4.000%, 10/29/2024	2,940	3,098
CSX
6.150%, 05/01/2037	730	934
4.750%, 05/30/2042	5,980	6,528
DaimlerChrysler
8.500%, 01/18/2031	1,200	1,881
Deere
3.900%, 06/09/2042	2,390	2,470
Dover
5.375%, 03/01/2041	1,325	1,715
FedEx
3.875%, 08/01/2042	4,667	4,696
Ford Motor
7.400%, 11/01/2046	5,905	7,130
General Dynamics
3.600%, 11/15/2042	760	749
General Electric
4.125%, 10/09/2042	8,770	9,148
Lockheed Martin
5.720%, 06/01/2040	2,432	3,145
5.500%, 11/15/2039	4,415	5,344
Norfolk Southern
6.000%, 03/15/2105	3,503	4,306
6.000%, 05/23/2111	9,295	11,410
5.900%, 06/15/2019	2,715	3,331

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.590%, 05/17/2025	$68	$85
2.903%, 02/15/2023 (A)	316	322
Northwest Airlines, Ser 1A-1, Cl A
7.041%, 04/01/2022	271	300
Republic Services
5.700%, 05/15/2041	3,835	4,632
3.550%, 06/01/2022	740	781
Union Pacific
6.625%, 02/01/2029	1,391	1,909
5.780%, 07/15/2040	3,314	4,260
United Parcel Service
3.625%, 10/01/2042	1,085	1,086
United Technologies
5.700%, 04/15/2040	9,285	12,385
4.500%, 06/01/2042	5,305	6,032
3.100%, 06/01/2022	1,985	2,136
US Airways Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,887	2,104
Waste Management
6.125%, 11/30/2039	2,220	2,834
4.600%, 03/01/2021	2,662	3,043

		158,257

Information Technology — 1.2%
Applied Materials
5.850%, 06/15/2041	3,184	3,966
Cisco Systems
5.900%, 02/15/2039	1,350	1,780
5.500%, 01/15/2040	2,380	3,033
Corning
5.750%, 08/15/2040	555	670
eBay
4.000%, 07/15/2042	1,805	1,759
Fiserv
4.750%, 06/15/2021	2,090	2,337
Intel
4.800%, 10/01/2041	1,745	1,938
International Business Machines
5.875%, 11/29/2032	510	684
4.000%, 06/20/2042	7,472	7,914
Juniper Networks
5.950%, 03/15/2041	4,430	5,221
Microsoft
4.500%, 10/01/2040	335	381
3.500%, 11/15/2042	4,115	4,018
2.125%, 11/15/2022	1,175	1,173
Motorola Solutions
7.500%, 05/15/2025	760	988
Oracle
6.500%, 04/15/2038	4,700	6,618
5.375%, 07/15/2040	2,427	3,067

		45,547

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.7%
ArcelorMittal
7.500%, 10/15/2039	$8,355	$7,647
7.250%, 03/01/2041	350	313
6.250%, 02/25/2022	400	416
BHP Billiton Finance USA
2.875%, 02/24/2022	4,500	4,731
Dow Chemical
7.375%, 11/01/2029	1,801	2,412
4.375%, 11/15/2042	5,000	4,930
Newcrest Finance
5.750%, 11/15/2041 (A)	5,020	5,376
Newmont Mining
4.875%, 03/15/2042	9,686	10,124
Rio Tinto Finance USA
4.125%, 08/21/2042	1,800	1,826
Rohm & Haas
7.850%, 07/15/2029	755	1,030
Southern Copper
7.500%, 07/27/2035	2,824	3,550
Teck Resources
6.250%, 07/15/2041	725	827
6.000%, 08/15/2040	180	200
5.400%, 02/01/2043	3,515	3,632
5.200%, 03/01/2042	1,895	1,870
Vale
5.625%, 09/11/2042	3,590	3,877
Vale Overseas
6.875%, 11/21/2036	2,545	3,149
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,706	6,195
5.300%, 10/25/2042 (A)	3,100	3,151

		65,256

Telecommunication Services — 2.9%
Alltel
7.875%, 07/01/2032	1,145	1,804
6.800%, 05/01/2029	480	662
America Movil
4.375%, 07/16/2042	2,950	3,062
3.125%, 07/16/2022	1,225	1,258
AT&T
8.000%, 11/15/2031	1,113	1,732
6.550%, 02/15/2039	3,175	4,224
6.500%, 09/01/2037	4,055	5,309
6.400%, 05/15/2038	1,730	2,250
6.300%, 01/15/2038	3,910	5,018
5.550%, 08/15/2041	11,465	13,750
5.350%, 09/01/2040	9,119	10,612
British Telecommunications
9.625%, 12/15/2030	2,070	3,325
CenturyLink
7.650%, 03/15/2042	4,035	4,209
7.600%, 09/15/2039	1,275	1,321
5.800%, 03/15/2022	350	370

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Telekom International Finance
9.250%, 06/01/2032	$725	$1,164
8.750%, 06/15/2030	2,590	3,898
4.875%, 03/06/2042 (A)	5,100	5,487
France Telecom
5.375%, 01/13/2042	2,105	2,440
GTE
6.940%, 04/15/2028	1,320	1,782
Koninklijke KPN
8.375%, 10/01/2030	1,920	2,584
New Cingular Wireless Services
8.750%, 03/01/2031	615	1,020
Telecom Italia Capital
7.721%, 06/04/2038	3,635	3,808
7.200%, 07/18/2036	825	837
6.000%, 09/30/2034	3,375	3,113
Verizon Communications
7.350%, 04/01/2039	2,890	4,356
6.400%, 02/15/2038	6,718	9,185
6.250%, 04/01/2037	760	1,001
6.000%, 04/01/2041	495	656
4.750%, 11/01/2041	5,075	5,800
3.850%, 11/01/2042	3,985	3,978

		110,015

Utilities — 6.5%
AGL Capital
5.875%, 03/15/2041	3,318	4,407
Arizona Public Services
8.000%, 12/30/2015	102	106
Baltimore Gas & Electric
5.200%, 06/15/2033	2,735	3,052
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,303
Bruce Mansfield Unit
6.850%, 06/01/2034	1,702	1,840
Cleco Power LLC
6.000%, 12/01/2040	3,625	4,560
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,515
6.300%, 08/15/2037	1,440	1,988
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	2,670	1,016
Dominion Resources
5.250%, 08/01/2033	6,405	7,483
4.900%, 08/01/2041	6,923	8,019
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,933
5.300%, 02/15/2040	6,885	8,321
4.000%, 09/30/2042	2,050	2,097
3.050%, 08/15/2022	2,205	2,241
Duke Energy Indiana
6.350%, 08/15/2038	1,390	1,887

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	133

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duquesne Light Holdings
6.250%, 08/15/2035	$3,125	$3,656
5.900%, 12/01/2021 (A)	750	900
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,431
Entergy Louisiana LLC
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,120	3,476
Entergy Texas
7.125%, 02/01/2019	1,435	1,820
Exelon Generation
6.250%, 10/01/2039	200	232
5.750%, 10/01/2041	6,231	6,899
5.600%, 06/15/2042 (A)	9,975	10,748
FirstEnergy, Ser C
7.375%, 11/15/2031	5,705	7,485
Florida Power
6.350%, 09/15/2037	1,900	2,601
Florida Power & Light
5.960%, 04/01/2039	2,925	3,976
5.400%, 09/01/2035	3,200	3,980
4.050%, 06/01/2042	1,000	1,066
Georgia Power
5.950%, 02/01/2039	3,850	5,068
5.400%, 06/01/2040	4,610	5,689
4.300%, 03/15/2042	1,855	1,954
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,295
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,639
4.875%, 11/01/2041 (A)	2,130	2,392
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	93	107
Kansas City Power & Light
5.300%, 10/01/2041	150	176
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,292
Kentucky Utilities
5.125%, 11/01/2040	1,965	2,434
KeySpan Gas East
5.819%, 04/01/2041 (A)	5,985	7,832
Metropolitan Edison
7.700%, 01/15/2019	350	451
MidAmerican Energy MTN
6.750%, 12/30/2031	405	560
5.800%, 10/15/2036	820	1,062
MidAmerican Energy Holdings
6.500%, 09/15/2037	5,640	7,636
6.125%, 04/01/2036	1,555	2,000
Midamerican Funding
6.927%, 03/01/2029	170	229
Nevada Power
5.450%, 05/15/2041	550	697

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NextEra Energy Capital Holdings
6.000%, 03/01/2019	$2,470	$2,942
4.500%, 06/01/2021	4,005	4,498
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,017
2.721%, 11/28/2022 (A)	700	705
Nisource Finance
5.950%, 06/15/2041	545	637
5.250%, 02/15/2043	1,670	1,791
Northern States Power
3.400%, 08/15/2042	1,015	971
Oncor Electric Delivery
7.500%, 09/01/2038	600	822
5.300%, 06/01/2042	7,445	8,307
5.250%, 09/30/2040	2,165	2,395
4.100%, 06/01/2022	2,310	2,507
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,358
6.250%, 03/01/2039	2,570	3,463
6.050%, 03/01/2034	3,345	4,354
5.800%, 03/01/2037	2,226	2,808
4.500%, 12/15/2041	1,660	1,826
PacifiCorp
6.000%, 01/15/2039	1,100	1,478
Pennsylvania Electric
6.150%, 10/01/2038	6,420	7,870
Petroleos Mexicanos
5.500%, 06/27/2044 (A)	3,000	3,300
5.500%, 06/27/2044	4,215	4,637
Progress Energy
7.050%, 03/15/2019	2,780	3,537
Public Service Electric & Gas MTN
3.650%, 09/01/2042	2,750	2,715
Public Service of Colorado
6.500%, 08/01/2038	725	1,030
6.250%, 09/01/2037	1,580	2,216
4.750%, 08/15/2041	2,400	2,778
San Diego Gas & Electric
5.350%, 05/15/2040	1,350	1,757
Sempra Energy
6.000%, 10/15/2039	2,420	3,131
South Carolina Electric & Gas
6.050%, 01/15/2038	400	530
Southern California Edison
6.050%, 03/15/2039	4,355	6,029
Southern California Gas
3.750%, 09/15/2042	1,325	1,364
Southern Union
8.250%, 11/15/2029	1,825	2,329
Southwestern Electric Power
6.200%, 03/15/2040	5,095	6,505
Texas-New Mexico Power
9.500%, 04/01/2019 (A)	2,082	2,819
Union Electric
8.450%, 03/15/2039	2,405	4,200

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy
4.800%, 09/15/2041	$1	$1

		250,478

Total Corporate Obligations (Cost $1,780,077) ($ Thousands)		2,056,106

MUNICIPAL BONDS — 5.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	4,610	6,451
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,642
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,935	4,949
City of Houston, Utility System Revenue, Ser A, RB, Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	376
City of New York, Build America Project, GO Callable 10/01/20 @ 100
6.646%, 12/01/2031	2,200	2,685
5.817%, 10/01/2031	2,950	3,437
City of Sacramento, RB
6.156%, 05/15/2036	100	124
City of San Francisco, California Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	2,440	3,073
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,535
Dallas, Convention Center Hotel Development, RB
7.088%, 01/01/2042	600	733
Dallas, Independent School District, Build America Project, GO, Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	4,290
Florida State, Department of Transportation, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	689
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,466
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	535
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,855

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$390	$551
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,795	2,548
6.008%, 07/01/2039	5,000	6,418
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,144
Maryland State, Transportation Authority, RB
5.888%, 07/01/2043	320	429
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/2031	2,595	3,545
Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	710	953
Michigan State University, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	1,300	1,599
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/2042	600	774
New Hampshire State, Turnpike System, Build America Project, RB
6.009%, 11/01/2039	2,005	2,550
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	5,685	8,164
New York City, Municipal Water Finance Authority, Build America Project, RB
6.491%, 06/15/2042	6,630	7,960
5.724%, 06/15/2042	2,570	3,399
5.440%, 06/15/2043	3,260	4,162
New York City, Municipal Water Finance Authority, RB
5.375%, 06/15/2043	600	736
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	826
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,759
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	580	728

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	135

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	$3,295	$3,989
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	9,894
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,785	3,317
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	2,583	2,992
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	725	815
4.458%, 10/01/2062	3,000	3,007
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	6,060	8,168
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,174
State of California, Build America Project, GO
7.625%, 03/01/2040	4,200	6,087
7.600%, 11/01/2040	580	850
7.550%, 04/01/2039	11,735	16,951
7.500%, 04/01/2034	2,705	3,779
7.300%, 10/01/2039	6,280	8,718
State of California, GO
7.350%, 11/01/2039	4,010	5,600
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	918
6.725%, 04/01/2035	380	445
6.630%, 02/01/2035	3,475	4,031
State of Illinois, GO
5.100%, 06/01/2033	14,065	14,192
State of New York, Build America Project, RB
5.770%, 03/15/2039	5,445	6,720
State of Texas, Build America Project, GO
5.517%, 04/01/2039	450	597
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,105	6,285
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	2,084

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	$3,300	$3,930
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	10,785	11,596

Total Municipal Bonds (Cost $187,189) ($ Thousands)		224,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FFCB
5.750%, 05/11/2026	6,525	8,992
FHLB
5.625%, 06/11/2021	960	1,267
0.450%, 07/30/2014	5,265	5,267
FHLMC
6.750%, 03/15/2031	1,080	1,690
FICO STRIPS
4.991%, 03/26/2019 (D)	12,000	10,889
2.004%, 04/05/2019 (D)	1,500	1,364
FICO STRIPS, PO,
1.702%, 09/26/2019	130	117
1.351%, 08/03/2018 (D)	20,000	18,513
0.000%, 12/27/2018 to 09/26/2019 (D)	16,445	14,832
Residual Funding Corp. STRIPS
0.000%, 07/15/2020 to 04/15/2030 (D)	15,916	10,256
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	17,462
5.880%, 04/01/2036	13,625	19,424
5.500%, 06/15/2038	305	422
5.375%, 04/01/2056	12,593	17,621
5.250%, 09/15/2039	6,530	8,782
4.875%, 01/15/2048	635	815
4.625%, 09/15/2060	7,645	9,446
Tennessee Valley Authority STRIPS, PO
4.544%, 01/15/2038	3,700	1,522

Total U.S. Government Agency Obligations (Cost $133,658) ($ Thousands)		148,681

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC
3.386%, 12/17/2029 (D)	8,300	4,775
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	408
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	609	697

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	$5,416	$5,853
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K019, Cl A2
2.272%, 03/25/2022	6,000	6,121
FNMA
3.841%, 09/01/2020	3,879	4,424
3.762%, 12/01/2020	3,935	4,500
3.665%, 10/01/2020	3,943	4,450
3.583%, 09/01/2020	2,025	2,271
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	810	1,024
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	463	513
FNMA CMO, Ser 2007-68, IO
0.608%, 07/25/2037 (B)	216	33
GNMA
2.307%, 11/16/2051 (B)	3,500	3,475
GNMA ARM
1.750%, 06/20/2032 (B)	140	147
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	210	233
GNMA CMO, Ser 2009-8, Cl PS
0.518%, 08/16/2038 (B)	353	56
GNMA CMO, Ser 2010-4, Cl NS, IO
6.182%, 01/16/2040 (B)	372	60
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (D)	10,425	7,774

		46,814

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
3.720%, 08/25/2034 (A) (B)	2,142	1,894
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.428%, 07/25/2037 (A) (B)	1,727	1,300
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.254%, 08/25/2035 (B)	25	15
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.367%, 03/25/2035 (B)	173	111
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
6.092%, 03/19/2045 (B)	247	197
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	5,072
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.317%, 11/19/2034 (B)	309	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.518%, 08/19/2045 (B)	$447	$358
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.068%, 12/25/2034 (B)	156	111
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.348%, 08/25/2034 (B)	86	66
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.062%, 10/25/2034 (B)	141	139
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.538%, 09/25/2034 (B)	36	26
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
1.007%, 10/25/2036 (B)	18	13
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 3A3
2.586%, 06/25/2035 (B)	61	61
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	88	93
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	5,010
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	52	55
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	80	81
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.780%, 12/25/2034 (B)	100	100
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.758%, 01/25/2045 (B)	224	211
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.667%, 04/25/2036 (B)	273	269
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,943

		19,370

Total Mortgage-Backed Securities (Cost $59,029) ($ Thousands)		66,184

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	137

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.862%, 12/25/2035 (B)	$26	$26
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	163
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
6.492%, 09/25/2036 (B)	3,922	1,873
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.988%, 07/25/2037 (B)	9	9
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	23	23

		2,094

Other Asset-Backed Securities — 0.5%
Beacon Container Finance LLC, Ser 2012-1A, Cl A
3.720%, 09/20/2027 (A)	2,211	2,281
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027 (A)	3,223	3,285
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	103	108
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	28	29
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (A)	2,256	2,312
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (A)	983	1,009
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (A)	1,860	1,885
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (A)	449	474
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (A)	2,833	2,949
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (A)	2,265	2,424
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.428%, 02/26/2019 (A) (B)	984	967

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (A)	$3,040	$3,161

		20,884

Total Asset-Backed Securities (Cost $22,518) ($ Thousands)		22,978

SOVEREIGN DEBT — 0.4%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,527
International Bank for Reconstruction & Development MTN
3.424%, 10/31/2030 (D)	5,850	3,174
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,925
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,880	3,935
United Mexican States MTN
6.050%, 01/11/2040	390	527
5.950%, 03/19/2019	1,300	1,606
5.750%, 10/12/2110	554	670

Total Sovereign Debt (Cost $12,503) ($ Thousands)		13,364

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills (D)
0.098%, 12/13/2012	2,150	2,150
U.S. Treasury Bonds
6.250%, 05/15/2030	7,880	12,438
6.125%, 08/15/2029	24,481	37,854
5.500%, 08/15/2028	2,580	3,719
5.375%, 02/15/2031	121,284	176,885
5.250%, 11/15/2028	2,650	3,736
5.250%, 02/15/2029	13,035	18,422
3.875%, 08/15/2040	29,835	36,730
3.750%, 08/15/2041	4,430	5,337
3.125%, 11/15/2041	307,050	329,743
3.125%, 02/15/2042	75,181	80,679
3.000%, 05/15/2042	23,265	24,334
2.750%, 08/15/2042	360,230	357,359
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	8,871	13,347
1.250%, 04/15/2014	2,280	2,349
0.625%, 04/15/2013	2,288	2,287
U.S. Treasury Notes
2.125%, 08/15/2021	31,686	33,651
1.625%, 08/15/2022	5,250	5,277
1.625%, 11/15/2022	37,015	37,079

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. Treasury STRIPS
2.653%, 11/15/2027 (D)	$8,300	$5,830

Total U.S. Treasury Obligations (Cost $1,131,596) ($ Thousands)		1,189,206

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%*†	95,647,120	95,647

Total Cash Equivalent (Cost $95,647) ($ Thousands)		95,647

COMMERCIAL PAPER (D) — 0.4%
Lloyds TSB Bank
0.300%, 02/13/2013	6,370	6,366
RBS Holdings USA
0.380%, 03/19/2013 (A)	8,970	8,961

Total Commercial Paper (Cost $15,326) ($ Thousands)		15,327

Total Investments — 99.9% (Cost $3,437,543) ($ Thousands)		$3,831,717

The open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(986)	Mar-2013	$(466)
U.S. 2-Year Treasury Note	167	Mar-2013	6
U.S. 5-Year Treasury Note	(1,628)	Mar-2013	(477)
U.S. Long Treasury Bond	389	Mar-2013	527
U.S. Ultra Long Treasury Bond	489	Mar-2013	175
U.S. Ultra Long Treasury Bond	(70)	Mar-2013	(27)

			$(262)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at November 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
JPMorgan Chase Bank	GOLDMAN SACHS GROUP, INC.	BUY	1.00	09/20/16	$5,000	$(198)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	$2,605	$(124)
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	2,630	(101)
Citigroup	2.71%	3-Month LIBOR	08/15/42	5,255	(212)

					$(437)

For the period ended November 30, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,836,520 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.
AID	— Agency for International Development

ARM	— Adjustable Rate Mortgage

Cl	— Class

CMO	— Collateralized Mortgage Obligation

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FICO	— Financing Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IO	— Interest Only

LLC	— Limited Liability Company

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	139

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2012

MTN	— Medium Term Note

PO	— Principal Only

RB	— Revenue Bond

Ser	— Series

STRIPS	— Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,056,106	$—	$2,056,106
Municipal Bonds	—	224,224	—	224,224
U.S. Government Agency Obligations	—	148,681	—	148,681
Mortgage-Backed Securities	—	66,184	—	66,184
Asset-Backed Securities	—	22,978	—	22,978
Sovereign Debt	—	13,364	—	13,364
U.S. Treasury Obligations	—	1,189,206	—	1,189,206
Cash Equivalent	95,647	—	—	95,647
Commercial Paper	—	15,327	—	15,327

Total Investments in Securities	$95,647	$3,736,070	$—	$3,831,717

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(262)	$—	$—	$(262)
Credit Default Swaps*	—	(198)	—	(198)
Interest Rate Swaps*	—	(437)	—	(437)

Total Other Financial Instruments	$(262)	$(635)	$—	$(897)

*	Futures contracts and swaps are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 90.8%††

Consumer Discretionary — 11.4%
CBS
4.850%, 07/01/2042	$1,345	$1,412
Comcast
7.050%, 03/15/2033	900	1,224
6.950%, 08/15/2037	1,805	2,458
6.550%, 07/01/2039	2,445	3,245
6.450%, 03/15/2037	5,595	7,265
6.400%, 05/15/2038	6,400	8,324
Comcast Cable Communications Holdings
9.455%, 11/15/2022	2,000	2,994
COX Communications
8.375%, 03/01/2039 (A)	700	1,065
6.950%, 06/01/2038 (A)	1,700	2,277
5.450%, 12/15/2014	25	27
4.700%, 12/15/2042 (A)	1,300	1,334
CVS Caremark
6.250%, 06/01/2027	2,210	2,951
6.125%, 09/15/2039	3,690	4,727
5.750%, 05/15/2041	3,250	4,013
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	3,566	4,999
DIRECTV Holdings
6.375%, 03/01/2041	1,865	2,157
6.350%, 03/15/2040	510	583
5.150%, 03/15/2042	7,090	7,121
Discovery Communications
4.950%, 05/15/2042	700	761
Home Depot
5.950%, 04/01/2041	2,250	3,070
Lowe’s MTN
7.110%, 05/15/2037	1,892	2,602
5.125%, 11/15/2041	2,580	3,038
4.650%, 04/15/2042	320	358
Macy’s Retail Holdings
7.450%, 07/15/2017	40	50

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

McDonald’s MTN
6.300%, 03/01/2038	$2,500	$3,529
4.875%, 07/15/2040	650	782
3.700%, 02/15/2042	745	753
NBC Universal Media
5.950%, 04/01/2041	5,080	6,215
4.450%, 01/15/2043	3,780	3,792
4.375%, 04/01/2021	65	74
News America
8.150%, 10/17/2036	1,181	1,636
7.430%, 10/01/2026	1,450	1,918
7.125%, 04/08/2028	400	499
6.900%, 08/15/2039	1,500	2,002
6.750%, 01/09/2038	3,010	3,723
6.650%, 11/15/2037	6,220	8,001
6.400%, 12/15/2035	1,500	1,876
6.150%, 02/15/2041	2,450	3,083
Target
7.000%, 01/15/2038	4,160	6,143
6.650%, 08/01/2028	325	421
4.000%, 07/01/2042	1,400	1,439
TCI Communications
7.875%, 02/15/2026	900	1,295
Time Warner
7.700%, 05/01/2032	3,470	4,841
7.625%, 04/15/2031	4,320	5,928
6.250%, 03/29/2041	3,256	4,089
5.375%, 10/15/2041	11,250	12,713
4.900%, 06/15/2042	1,600	1,707
Time Warner Cable
8.250%, 02/14/2014	75	82
7.300%, 07/01/2038	100	134
6.550%, 05/01/2037	30	37
5.875%, 11/15/2040	9,680	11,206
5.500%, 09/01/2041	7,610	8,461
4.500%, 09/15/2042	1,665	1,625
Time Warner Entertainment
8.375%, 03/15/2023	530	757
8.375%, 07/15/2033	4,175	6,086
Viacom
6.875%, 04/30/2036	2,900	3,963
4.500%, 02/27/2042	471	471
4.375%, 03/15/2043 (A)	2,130	2,062
Wal-Mart Stores
7.550%, 02/15/2030	1,010	1,510
6.500%, 08/15/2037	855	1,217
5.625%, 04/01/2040	4,500	5,906
5.625%, 04/15/2041	7,620	10,134
5.000%, 10/25/2040	13,180	16,092
Walt Disney MTN
4.125%, 12/01/2041	100	107
2.350%, 12/01/2022	3,960	3,975
Yum! Brands
6.875%, 11/15/2037	1,440	2,018

		220,357

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	141

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 6.2%
Ahold Finance USA
6.875%, 05/01/2029	$635	$820
Altria Group
10.200%, 02/06/2039	1,500	2,527
9.950%, 11/10/2038	910	1,505
4.250%, 08/09/2042	65	65
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,198
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,770	6,199
8.000%, 11/15/2039	610	990
6.375%, 01/15/2040	210	295
3.750%, 07/15/2042	7,295	7,360
Bestfoods
7.250%, 12/15/2026	170	253
Bowdoin College
4.693%, 07/01/2112	5,275	5,323
Campbell Soup
3.800%, 08/02/2042	2,725	2,725
Cargill
4.100%, 11/01/2042 (A)	1,750	1,768
Diageo Capital
5.875%, 09/30/2036	485	626
Diageo Investment
4.250%, 05/11/2042	1,130	1,226
Dr. Pepper Snapple Group
7.450%, 05/01/2038	395	586
Energizer Holdings
4.700%, 05/19/2021	730	788
Estee Lauder
3.700%, 08/15/2042	3,335	3,253
General Mills
5.400%, 06/15/2040	505	633
Heineken
4.000%, 10/01/2042 (A)	4,330	4,191
HJ Heinz Finance
7.125%, 08/01/2039 (A)	2,775	3,877
Kellogg
3.125%, 05/17/2022	1,135	1,191
Kimberly-Clark
5.300%, 03/01/2041	555	728
Kraft Foods
7.000%, 08/11/2037	1,045	1,448
6.875%, 02/01/2038	5,170	7,105
6.875%, 01/26/2039	1,375	1,908
6.500%, 02/09/2040	5,775	7,811
5.000%, 06/04/2042 (A)	5,865	6,579
Kroger
5.000%, 04/15/2042	1,705	1,842
Lorillard Tobacco
7.000%, 08/04/2041	1,560	1,888
Mead Johnson Nutrition
5.900%, 11/01/2039	620	767

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Molson Coors Brewing
5.000%, 05/01/2042	$1,400	$1,570
Pepsi Bottling Group
7.000%, 03/01/2029	350	512
PepsiCo
5.500%, 01/15/2040	2,145	2,750
4.875%, 11/01/2040	1,300	1,529
4.000%, 03/05/2042	5,045	5,277
3.000%, 08/25/2021	16	17
2.750%, 03/05/2022	415	430
Pernod-Ricard
5.500%, 01/15/2042 (A)	1,750	2,023
Philip Morris International
6.375%, 05/16/2038	420	582
4.500%, 03/20/2042	5,540	6,076
3.875%, 08/21/2042	1,590	1,614
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	40	60
5.625%, 10/01/2038	1,390	1,863
Ralcorp Holdings
6.625%, 08/15/2039	2,500	2,982
SABMiller
5.700%, 01/15/2014 (A)	15	16
SABMiller Holdings
4.950%, 01/15/2042 (A)	5,915	6,831
Tufts University
5.017%, 04/15/2112	3,314	3,781
Unilever Capital
5.900%, 11/15/2032	1,225	1,714
University of Notre Dame
3.720%, 03/01/2043	2,000	2,025

		121,127

Energy — 11.9%
Anadarko Petroleum
6.450%, 09/15/2036	2,000	2,511
Apache
6.900%, 09/15/2018	10	13
5.100%, 09/01/2040	3,525	4,061
4.750%, 04/15/2043	2,290	2,507
4.250%, 01/15/2044	6,165	6,282
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,516
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,656
6.250%, 03/15/2038	1,500	1,951
Cenovus Energy
6.750%, 11/15/2039	5,030	6,719
4.450%, 09/15/2042	770	801
CenterPoint Energy Resources
6.625%, 11/01/2037	1,925	2,609
4.500%, 01/15/2021	40	46
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,500	2,696

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conoco Funding
7.250%, 10/15/2031	$890	$1,335
6.950%, 04/15/2029	1,840	2,605
ConocoPhillips
6.500%, 02/01/2039	9,750	13,862
5.900%, 05/15/2038	2,400	3,179
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,352
Devon Energy
7.950%, 04/15/2032	715	1,051
6.300%, 01/15/2019	50	63
5.600%, 07/15/2041	2,620	3,153
4.750%, 05/15/2042	1,940	2,087
Devon Energy Financing
7.875%, 09/30/2031	145	212
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	5,208
El Paso Natural Gas
8.375%, 06/15/2032	1,320	1,905
7.500%, 11/15/2026	725	980
Encana
6.625%, 08/15/2037	705	879
5.150%, 11/15/2041	1,220	1,290
Eni
5.700%, 10/01/2040 (A)	2,120	2,246
Eni USA
7.300%, 11/15/2027	1,515	2,088
Enterprise Products Operating
6.650%, 10/15/2034	2,760	3,446
5.950%, 02/01/2041	85	99
5.700%, 02/15/2042	6,280	7,249
4.850%, 08/15/2042	1,840	1,917
4.450%, 02/15/2043	1,040	1,028
Gulf South Pipeline
4.000%, 06/15/2022 (A)	2,650	2,829
Halliburton
7.600%, 08/15/2096 (A)	925	1,437
Hess
7.875%, 10/01/2029	3,500	4,914
5.600%, 02/15/2041	1,860	2,188
Husky Energy
6.800%, 09/15/2037	1,655	2,193
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	2,160
6.375%, 03/01/2041	4,200	5,179
5.000%, 08/15/2042	90	92
3.950%, 09/01/2022	975	1,040
Marathon Oil
6.600%, 10/01/2037	2,365	3,188
2.800%, 11/01/2022	1,225	1,228
Marathon Petroleum
6.500%, 03/01/2041	4,100	5,096
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,805	8,055

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nexen
7.500%, 07/30/2039	$2,070	$2,987
Noble Energy
4.150%, 12/15/2021	855	938
Noble Holding International
3.950%, 03/15/2022	11	12
ONEOK Partners
6.850%, 10/15/2037	135	173
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,253
Petrobras International Finance
6.750%, 01/27/2041	830	1,049
Petro-Canada
7.875%, 06/15/2026	20	29
6.800%, 05/15/2038	1,745	2,353
Phillips 66
5.875%, 05/01/2042 (A)	5,725	6,884
Plains All American Pipeline
5.150%, 06/01/2042	1,000	1,140
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	750	750
Schlumberger Investment
3.300%, 09/14/2021 (A)	850	915
Shell International Finance
6.375%, 12/15/2038	3,585	5,167
5.500%, 03/25/2040	2,500	3,269
3.625%, 08/21/2042	2,165	2,186
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	1,750	1,899
Southern Natural Gas
8.000%, 03/01/2032	400	590
7.350%, 02/15/2031	1,060	1,450
Spectra Energy Capital
7.500%, 09/15/2038	1,000	1,397
6.750%, 02/15/2032	1,000	1,259
Statoil
6.500%, 12/01/2028 (A)	1,105	1,525
5.250%, 04/15/2019	50	60
3.150%, 01/23/2022	1,005	1,072
2.450%, 01/17/2023	3,325	3,317
Suncor Energy
7.150%, 02/01/2032	625	853
6.850%, 06/01/2039	1,640	2,249
6.500%, 06/15/2038	2,340	3,093
Talisman Energy
6.250%, 02/01/2038	2,310	2,781
5.500%, 05/15/2042	2,500	2,830
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,000	4,429
7.000%, 10/15/2028	3,590	4,980
Texas Eastern Transmission
7.000%, 07/15/2032	1,000	1,357
2.800%, 10/15/2022 (A)	2,470	2,500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	143

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital International
2.700%, 01/25/2023	$2,475	$2,533
TransCanada Pipelines
7.625%, 01/15/2039	1,300	1,982
7.250%, 08/15/2038	1,490	2,188
6.100%, 06/01/2040	2,705	3,619
Transcontinental Gas Pipeline
7.250%, 12/01/2026	880	1,285
5.400%, 08/15/2041	1,370	1,645
4.450%, 08/01/2042 (A)	650	681
Valero Energy
10.500%, 03/15/2039	1,160	1,848
6.625%, 06/15/2037	2,000	2,427
6.125%, 02/01/2020	1,574	1,916
Weatherford International
5.950%, 04/15/2042	4,395	4,431
Williams
7.750%, 06/15/2031	2,568	3,237
7.500%, 01/15/2031	60	74
Williams Partners
4.000%, 11/15/2021	375	403

		232,216

Financials — 25.5%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	2,057
ACE INA Holdings
6.700%, 05/15/2036	2,000	2,840
Aflac
6.900%, 12/17/2039	4,000	5,228
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,890	6,552
Alexandria Real Estate Equities‡
4.600%, 04/01/2022	2,150	2,314
Allstate
5.550%, 05/09/2035	185	227
5.200%, 01/15/2042	5,220	6,241
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,000	2,152
American Express
8.150%, 03/19/2038	3,105	5,221
American Express Credit MTN
2.800%, 09/19/2016	33	35
American International Group
8.175%, 05/15/2058 (B)	1,560	1,950
Anadarko Finance
7.500%, 05/01/2031	3,085	4,123
ASIF Global Financing XIX
4.900%, 01/17/2013 (A)	100	100
Assurant
6.750%, 02/15/2034	1,750	2,012
Bank of America MTN
6.000%, 10/15/2036	7,380	9,001
5.700%, 01/24/2022	1,580	1,922
5.000%, 05/13/2021	5,450	6,250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
4.600%, 01/15/2020	$50	$58
4.150%, 02/01/2021	50	56
Barclays Bank
5.200%, 07/10/2014	150	160
2.750%, 02/23/2015	100	104
Bear Stearns
6.400%, 10/02/2017	3,760	4,548
Berkshire Hathaway
3.750%, 08/15/2021	98	109
3.400%, 01/31/2022	116	125
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	3,063
4.400%, 05/15/2042	5,000	5,229
2.450%, 12/15/2015	13	14
Blackstone Holdings Finance (A)
6.625%, 08/15/2019	2,946	3,442
6.250%, 08/15/2042	3,615	3,986
Boston Properties‡
3.850%, 02/01/2023	1,750	1,860
BRE Properties‡
5.500%, 03/15/2017	750	855
Camden Property Trust‡
4.625%, 06/15/2021	2,500	2,786
CDP Financial
5.600%, 11/25/2039 (A)	4,795	6,110
Chase Capital VI
0.938%, 08/01/2028 (B)	2,695	2,108
Chubb
6.500%, 05/15/2038	2,275	3,194
Citigroup
8.125%, 07/15/2039	1,145	1,730
6.875%, 03/05/2038	12,202	16,344
6.875%, 02/15/2098	2,545	3,113
6.125%, 08/25/2036	3,575	3,955
5.875%, 05/29/2037	5,141	6,253
5.850%, 12/11/2034	142	171
5.500%, 02/15/2017	3,325	3,690
CNA Financial
5.875%, 08/15/2020	25	29
Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	2,500	2,925
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,875	5,774
5.250%, 05/24/2041	255	302
4.500%, 01/11/2021	75	85
3.875%, 02/08/2022	125	136
Credit Suisse NY MTN
5.400%, 01/14/2020	270	304
DDR‡
4.625%, 07/15/2022	1,610	1,753
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A) (B)	2,250	2,095

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank Financial MTN
5.375%, 03/02/2015	$25	$26
Devon OEI Operating
7.500%, 09/15/2027	735	1,093
Discover Bank
8.700%, 11/18/2019	474	628
7.000%, 04/15/2020	250	314
Discover Financial Services
3.850%, 11/21/2022 (A)	1,526	1,538
Duke Realty‡
3.875%, 10/15/2022	925	945
ERP Operating‡
4.625%, 12/15/2021	55	62
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	5,000	6,264
Farmers Insurance Exchange
8.625%, 05/01/2024 (A)	250	345
First Union
7.575%, 08/01/2026 (C)	2,375	3,313
FleetBoston Financial
6.875%, 01/15/2028	3,250	3,697
FMR
6.500%, 12/14/2040 (A)	1,000	1,253
General Electric Capital MTN
6.875%, 01/10/2039	14,055	19,070
6.750%, 03/15/2032	8,455	11,032
6.000%, 08/07/2019	150	183
5.875%, 01/14/2038	13,860	16,804
5.625%, 09/15/2017	125	148
5.625%, 05/01/2018	200	238
4.625%, 01/07/2021	650	738
Goldman Sachs Group
6.750%, 10/01/2037	8,540	9,503
6.250%, 09/01/2017	600	701
6.250%, 02/01/2041	6,855	8,332
6.150%, 04/01/2018	1,100	1,285
6.125%, 02/15/2033	9,085	10,514
5.950%, 01/15/2027	3,350	3,604
5.375%, 03/15/2020	175	200
5.250%, 07/27/2021	123	141
3.700%, 08/01/2015	55	58
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	3,500	4,791
Hartford Financial Services Group
6.625%, 03/30/2040	1,870	2,333
6.625%, 04/15/2042	3,030	3,800
6.100%, 10/01/2041	2,620	3,062
Heathrow Funding
4.875%, 07/15/2021 (A)	2,500	2,752
HBOS MTN
6.750%, 05/21/2018 (A)	2,000	2,125
HCP‡
6.750%, 02/01/2041	4,500	5,813
3.750%, 02/01/2019	17	18
3.150%, 08/01/2022	100	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care‡
6.500%, 03/15/2041	$4,500	$5,369
5.125%, 03/15/2043	1,370	1,348
3.750%, 03/15/2023	3,404	3,408
Healthcare Realty Trust‡
5.750%, 01/15/2021	1,275	1,428
HSBC Bank
4.750%, 01/19/2021 (A)	150	175
HSBC Bank USA MTN
7.000%, 01/15/2039	1,825	2,463
5.875%, 11/01/2034	235	275
5.625%, 08/15/2035	1,785	2,052
HSBC Holdings
6.800%, 06/01/2038	2,240	2,821
6.500%, 09/15/2037	5,990	7,307
6.100%, 01/14/2042	265	354
5.100%, 04/05/2021	2,000	2,376
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	1,115	1,351
International Lease Finance (A)
7.125%, 09/01/2018	1,500	1,736
6.750%, 09/01/2016	3,700	4,126
JPMorgan Chase
6.400%, 05/15/2038	6,150	8,300
5.600%, 07/15/2041	3,000	3,730
5.400%, 01/06/2042	8,830	10,701
4.500%, 01/24/2022	460	520
KKR Group Finance
6.375%, 09/29/2020 (A)	3,095	3,624
Liberty Mutual Group
6.500%, 05/01/2042 (A)	5,750	6,367
Lincoln National
6.300%, 10/09/2037	220	262
6.150%, 04/07/2036	95	110
Macquarie Bank MTN (A)
6.625%, 04/07/2021	2,500	2,751
5.000%, 02/22/2017	65	71
Macquarie Group (A)
7.300%, 08/01/2014	50	54
6.250%, 01/14/2021	40	44
6.000%, 01/14/2020	100	109
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	4,035	6,203
Merrill Lynch
7.750%, 05/14/2038	1,770	2,315
6.110%, 01/29/2037	2,265	2,513
MetLife
10.750%, 08/01/2039	405	619
7.800%, 11/01/2025 (A)	2,000	2,663
6.500%, 12/15/2032	350	459
6.400%, 12/15/2036	2,000	2,125
6.375%, 06/15/2034	320	420
5.875%, 02/06/2041	4,145	5,261
4.125%, 08/13/2042	1,055	1,052

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	145

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife Global Funding I MTN
3.125%, 01/11/2016 (A)	$100	$106
Morgan Stanley
7.250%, 04/01/2032	2,035	2,537
6.625%, 04/01/2018	2,700	3,144
6.375%, 07/24/2042	8,600	10,074
6.250%, 08/28/2017	200	225
6.250%, 08/09/2026	190	220
6.000%, 04/28/2015	100	109
5.950%, 12/28/2017	100	113
National Australia Bank
3.750%, 03/02/2015 (A)	100	106
3.000%, 07/27/2016 (A)	150	159
National City
4.900%, 01/15/2015	50	54
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	620	936
Nationwide Mutual Insurance (A)
9.375%, 08/15/2039	550	792
6.600%, 04/15/2034	1,767	1,784
New York Life Global Funding (A)
5.375%, 09/15/2013	50	52
2.450%, 07/14/2016	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	10,095	14,245
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,155	5,455
Pacific Life Insurance
9.250%, 06/15/2039 (A)	25	35
PNC Bank
2.700%, 11/01/2022	1,520	1,526
PNC Financial Services Group
2.854%, 11/09/2022 (C)	485	495
PNC Funding
6.700%, 06/10/2019	100	129
5.125%, 02/08/2020	575	688
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,112
Principal Financial Group
4.625%, 09/15/2042	2,575	2,653
Prudential Financial MTN
6.625%, 06/21/2040	1,000	1,281
6.200%, 11/15/2040	895	1,093
5.700%, 12/14/2036	2,325	2,643
Prudential Holdings
8.695%, 12/18/2023 (A)	4,000	5,293
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,330	1,809
Raymond James Financial
5.625%, 04/01/2024	1,950	2,197
Realty Income‡
3.250%, 10/15/2022	2,775	2,750

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	$470	$617
Simon Property Group‡
10.350%, 04/01/2019	1,995	2,881
6.750%, 02/01/2040	3,000	4,128
4.750%, 03/15/2042	2,395	2,580
4.375%, 03/01/2021	100	114
SL Green Realty‡
5.000%, 08/15/2018	3,000	3,247
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,564
Sydney Airport Finance Pty
3.900%, 03/22/2023 (A)	2,500	2,547
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,690	6,487
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,710	1,884
Travelers
6.250%, 06/15/2037	245	331
5.350%, 11/01/2040	2,255	2,839
Turlock
4.000%, 11/02/2032 (A)	4,660	4,744
UBS MTN
5.750%, 04/25/2018	200	239
US Bancorp
4.125%, 05/24/2021	22	25
Ventas Realty‡
4.750%, 06/01/2021	2,000	2,222
4.000%, 04/30/2019	3,250	3,498
Verizon Global Funding
7.750%, 12/01/2030	590	868
Wachovia
5.750%, 06/15/2017	150	178
5.750%, 02/01/2018	350	422
Wachovia Bank
6.600%, 01/15/2038	5,560	7,715
6.180%, 02/15/2036	1,401	1,752
5.850%, 02/01/2037	865	1,102
WEA Finance
6.750%, 09/02/2019 (A)	3,000	3,714
Weingarten Realty Investors‡
3.375%, 10/15/2022	1,884	1,887
Wells Fargo MTN
4.600%, 04/01/2021	100	116
3.500%, 03/08/2022	525	566
Wells Fargo Bank
5.950%, 08/26/2036	1,400	1,805
Weyerhaeuser‡
7.375%, 03/15/2032	500	639
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	2,500	2,662

		496,614

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 7.4%
AbbVie
4.400%, 11/06/2042 (A)	$10,650	$11,293
Aetna
4.500%, 05/15/2042	1,115	1,173
2.750%, 11/15/2022	3,470	3,486
Amgen
5.750%, 03/15/2040	35	42
5.650%, 06/15/2042	4,360	5,289
5.375%, 05/15/2043	3,615	4,273
5.150%, 11/15/2041	10,020	11,428
AstraZeneca
6.450%, 09/15/2037	3,745	5,149
4.000%, 09/18/2042	1,580	1,639
Becton Dickinson
3.125%, 11/08/2021	385	416
Boston Scientific
7.375%, 01/15/2040	900	1,251
Bristol-Myers Squibb
6.875%, 08/01/2097	1,435	2,161
Catholic Health Initiatives
4.350%, 11/01/2042	1,250	1,285
Celgene
5.700%, 10/15/2040	2,500	2,942
Eli Lilly
7.125%, 06/01/2025	410	587
Express Scripts Holding
6.125%, 11/15/2041 (A)	2,070	2,655
GlaxoSmithKline Capital
6.375%, 05/15/2038	575	807
2.850%, 05/08/2022	5,090	5,332
Highmark (A)
6.125%, 05/15/2041	1,000	1,058
4.750%, 05/15/2021	1,330	1,371
Johnson & Johnson
5.950%, 08/15/2037	1,040	1,461
5.850%, 07/15/2038	1,500	2,099
Kaiser Foundation Hospitals
4.875%, 04/01/2042	4,000	4,563
Laboratory Corp of America Holdings
3.750%, 08/23/2022	1,400	1,491
Mayo Clinic Rochester
3.774%, 11/15/2043	2,000	1,987
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,172
Merck
6.550%, 09/15/2037	1,350	1,952
6.500%, 12/01/2033	490	715
5.850%, 06/30/2039	3,465	4,799
5.760%, 05/03/2037	1,100	1,469
3.600%, 09/15/2042	2,800	2,815

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	$2,400	$2,580
Novartis Capital
3.700%, 09/21/2042	830	836
NYU Hospitals Center
4.428%, 07/01/2042	1,900	1,909
Pfizer
7.200%, 03/15/2039	3,530	5,497
Roche Holdings
7.000%, 03/01/2039 (A)	9,350	14,207
St. Barnabas Health Care System
4.000%, 07/01/2028	1,490	1,433
Thermo Fisher Scientific
3.150%, 01/15/2023	3,340	3,438
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,969
6.625%, 11/15/2037	2,500	3,389
6.500%, 06/15/2037	365	486
5.950%, 02/15/2041	215	274
5.800%, 03/15/2036	325	399
5.700%, 10/15/2040	1,005	1,228
4.375%, 03/15/2042	70	74
3.950%, 10/15/2042	1,180	1,172
Watson Pharmaceuticals
4.625%, 10/01/2042	1,635	1,726
3.250%, 10/01/2022	760	782
WellPoint
5.950%, 12/15/2034	697	842
5.875%, 06/15/2017	50	59
5.850%, 01/15/2036	670	806
4.650%, 01/15/2043	5,480	5,752
2.375%, 02/15/2017	20	21
Wyeth
6.000%, 02/15/2036	535	715
5.950%, 04/01/2037	4,625	6,203

		143,957

Industrials — 6.1%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	9	10
BAE Systems
5.800%, 10/11/2041 (A)	3,565	4,383
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	600	926
6.625%, 02/15/2038	800	1,190
5.875%, 02/15/2040	1,990	2,754
Burlington Northern Santa Fe
7.290%, 06/01/2036	2,228	3,055
6.150%, 05/01/2037	3,140	4,144

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	147

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.400%, 03/15/2042	$5,840	$6,279
4.375%, 09/01/2042	1,360	1,462
Caterpillar
5.200%, 05/27/2041	640	790
3.803%, 08/15/2042 (A)	2,126	2,131
Continental Airlines Pass-Through Trust, Ser 2007-1, CI A
5.983%, 04/19/2022	4,920	5,498
Continental Airlines Pass-Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	825	869
CSX
4.750%, 05/30/2042	3,865	4,219
DaimlerChrysler
8.500%, 01/18/2031	800	1,254
Deere
3.900%, 06/09/2042	1,810	1,871
Delta Air Lines, Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/2019	1,204	1,379
Dover
5.375%, 03/01/2041	720	931
FedEx
3.875%, 08/01/2042	4,037	4,062
Ford Motor
7.400%, 11/01/2046	3,390	4,093
General Dynamics
3.600%, 11/15/2042	3,202	3,156
General Electric
4.125%, 10/09/2042	5,190	5,413
Honeywell International
5.700%, 03/15/2037	300	403
5.375%, 03/01/2041	295	385
Lockheed Martin
5.720%, 06/01/2040	200	259
5.500%, 11/15/2039	2,730	3,304
4.850%, 09/15/2041	2,185	2,472
Norfolk Southern
6.000%, 03/15/2105	2,000	2,459
6.000%, 05/23/2111	4,825	5,923
5.900%, 06/15/2019	1,680	2,061
5.590%, 05/17/2025	37	46
2.903%, 02/15/2023 (A)	223	227
Pitney Bowes
6.250%, 03/15/2019	15	16
Raytheon
4.700%, 12/15/2041	300	345
Republic Services
5.700%, 05/15/2041	3,490	4,216
3.550%, 06/01/2022	1,425	1,503
Stanley Black & Decker
2.900%, 11/01/2022	1,430	1,464

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific
6.625%, 02/01/2029	$1,345	$1,846
5.780%, 07/15/2040	2,000	2,571
4.163%, 07/15/2022	108	123
United Parcel Service
3.625%, 10/01/2042	650	650
United Technologies
5.700%, 04/15/2040	5,480	7,310
4.500%, 06/01/2042	12,385	14,082
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,500	2,725
Waste Management
7.750%, 05/15/2032	200	287
7.375%, 03/11/2019	25	32
7.100%, 08/01/2026	130	177
6.125%, 11/30/2039	1,370	1,749
4.600%, 03/01/2021	1,645	1,880

		118,400

Information Technology — 2.3%
Applied Materials
5.850%, 06/15/2041	2,300	2,865
Cisco Systems
5.500%, 01/15/2040	4,015	5,115
Corning
5.750%, 08/15/2040	345	417
4.750%, 03/15/2042	70	73
eBay
4.000%, 07/15/2042	1,175	1,145
HP Enterprise Services
6.000%, 08/01/2013	85	87
Intel
4.800%, 10/01/2041	3,895	4,325
International Business Machines
6.220%, 08/01/2027	3,345	4,583
5.875%, 11/29/2032	280	375
5.600%, 11/30/2039	19	25
4.000%, 06/20/2042	1,193	1,264
Intuit
5.750%, 03/15/2017	25	29
Juniper Networks
5.950%, 03/15/2041	3,000	3,536
Microsoft
5.300%, 02/08/2041	895	1,141
4.500%, 10/01/2040	250	284
3.500%, 11/15/2042	4,130	4,032
Motorola Solutions
7.500%, 05/15/2025	640	832
Oracle
6.500%, 04/15/2038	3,645	5,133
6.125%, 07/08/2039	2,110	2,861
5.375%, 07/15/2040	2,275	2,875

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	$4,003	$4,147

		45,144

Materials — 2.8%
ArcelorMittal
7.250%, 03/01/2041	2,025	1,808
Barrick North America Finance LLC
7.500%, 09/15/2038	35	49
BHP Billiton Finance USA
2.875%, 02/24/2022	5,150	5,414
Dow Chemical
7.375%, 11/01/2029	1,315	1,761
5.250%, 11/15/2041	350	389
4.375%, 11/15/2042	4,630	4,565
Freeport-McMoRan Copper
3.550%, 03/01/2022	3,800	3,866
Newcrest Finance
5.750%, 11/15/2041 (A)	4,387	4,698
Newmont Mining
5.875%, 04/01/2035	100	116
4.875%, 03/15/2042	5,250	5,487
Rio Tinto Finance USA
9.000%, 05/01/2019	150	206
5.200%, 11/02/2040	320	380
4.750%, 03/22/2042	205	229
4.125%, 08/21/2042	1,375	1,395
3.500%, 11/02/2020	50	53
3.500%, 03/22/2022	1,295	1,378
Rohm & Haas
7.850%, 07/15/2029	560	764
Southern Copper
7.500%, 07/27/2035	1,750	2,200
6.750%, 04/16/2040	90	106
Teck Resources
6.250%, 07/15/2041	1,950	2,224
5.400%, 02/01/2043	4,250	4,392
5.200%, 03/01/2042	1,040	1,026
Union Carbide
7.750%, 10/01/2096	25	31
Vale
5.625%, 09/11/2042	2,290	2,473
Vale Overseas
6.875%, 11/21/2036	2,000	2,475
Xstrata Finance Canada (A)
6.000%, 11/15/2041	4,504	4,890
5.300%, 10/25/2042	1,735	1,764

		54,139

Telecommunication Services — 5.8%
Alltel
7.875%, 07/01/2032	1,045	1,647
6.800%, 05/01/2029	970	1,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

America Movil
6.375%, 03/01/2035	$100	$132
6.125%, 03/30/2040	500	657
4.375%, 07/16/2042	2,190	2,273
3.125%, 07/16/2022	1,250	1,283
AT&T
8.000%, 11/15/2031	1,325	2,062
6.800%, 05/15/2036	70	95
6.550%, 02/15/2039	3,075	4,091
6.500%, 09/01/2037	3,910	5,119
6.400%, 05/15/2038	2,055	2,673
6.300%, 01/15/2038	11,340	14,554
5.600%, 05/15/2018	100	121
5.550%, 08/15/2041	8,055	9,660
5.350%, 09/01/2040	6,660	7,750
3.000%, 02/15/2022	50	52
BellSouth
6.875%, 10/15/2031	105	130
6.000%, 11/15/2034	130	148
5.200%, 09/15/2014	50	54
Bellsouth Capital Funding
7.875%, 02/15/2030	305	408
7.120%, 07/15/2097	100	127
British Telecommunications
9.625%, 12/15/2030	2,620	4,208
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	3,200	3,338
7.600%, 09/15/2039	1,285	1,331
Deutsche Telekom International Finance
9.250%, 06/01/2032	400	642
8.750%, 06/15/2030	1,845	2,777
4.875%, 03/06/2042 (A)	3,150	3,389
France Telecom
5.375%, 01/13/2042	1,795	2,081
GTE
8.750%, 11/01/2021	100	142
6.940%, 04/15/2028	1,210	1,634
Koninklijke KPN
8.375%, 10/01/2030	2,575	3,466
New Cingular Wireless Services
8.750%, 03/01/2031	745	1,235
Qwest
7.250%, 09/15/2025	1,000	1,179
Telecom Italia Capital
7.721%, 06/04/2038	2,430	2,546
7.200%, 07/18/2036	145	147
6.175%, 06/18/2014	50	52
6.000%, 09/30/2034	2,000	1,845
Telefonica Emisiones
6.421%, 06/20/2016	75	81
Telefonica Emisiones SAU
6.221%, 07/03/2017	65	70

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	149

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.462%, 02/16/2021	$152	$154
Verizon Communications
8.750%, 11/01/2018	165	231
7.350%, 04/01/2039	3,000	4,522
6.900%, 04/15/2038	100	142
6.400%, 02/15/2038	3,925	5,366
6.000%, 04/01/2041	3,105	4,113
4.750%, 11/01/2041	8,040	9,188
3.850%, 11/01/2042	3,175	3,169
Vodafone Group
6.150%, 02/27/2037	300	403

		111,856

Utilities — 11.4%
AGL Capital
6.375%, 07/15/2016	100	118
5.875%, 03/15/2041	2,000	2,656
3.500%, 09/15/2021	68	74
Alabama Power
5.200%, 06/01/2041	335	417
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,322
American Water Capital
6.085%, 10/15/2017	25	30
Appalachian Power
7.000%, 04/01/2038	600	821
6.700%, 08/15/2037	50	66
5.800%, 10/01/2035	125	152
4.600%, 03/30/2021	605	704
Arizona Public Service
8.750%, 03/01/2019	2,705	3,601
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	169
5.200%, 06/15/2033	1,490	1,663
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,421
Bruce Mansfield Unit
6.850%, 06/01/2034	1,952	2,110
Carolina Power & Light
6.300%, 04/01/2038	130	180
4.100%, 05/15/2042	710	749
Cedar Brakes II
9.875%, 09/01/2013 (A)	253	261
CenterPoint Energy
6.500%, 05/01/2018	130	159
Cleco Power LLC
6.000%, 12/01/2040	1,750	2,201
Connecticut Light & Power
5.650%, 05/01/2018	35	42
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,792
6.200%, 06/15/2036	145	196
5.700%, 06/15/2040	100	130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 12/01/2039	$75	$95
4.200%, 03/15/2042	325	345
Detroit Edison
3.950%, 06/15/2042	180	188
3.900%, 06/01/2021	30	34
Dominion Resources
5.250%, 08/01/2033	5,050	5,900
4.900%, 08/01/2041	3,235	3,747
4.050%, 09/15/2042	1,000	1,016
DTE Energy
6.375%, 04/15/2033	120	158
Duke Energy
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,435
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.100%, 06/01/2037	2,140	2,724
5.300%, 02/15/2040	3,840	4,641
3.900%, 06/15/2021	50	57
Duke Energy Carolinas LLC
6.450%, 10/15/2032	230	303
4.250%, 12/15/2041	315	335
4.000%, 09/30/2042	4,015	4,107
Duke Energy Indiana
6.350%, 08/15/2038	1,585	2,151
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,925
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,211
Entergy Louisiana
4.800%, 05/01/2021	1,000	1,152
Entergy Louisiana LLC
4.440%, 01/15/2026	1,390	1,549
Exelon Generation
6.250%, 10/01/2039	4,480	5,199
5.750%, 10/01/2041	4,350	4,816
5.600%, 06/15/2042 (A)	3,095	3,335
5.200%, 10/01/2019	100	115
FirstEnergy, Ser C
7.375%, 11/15/2031	1,750	2,296
Florida Power
6.400%, 06/15/2038	350	481
6.350%, 09/15/2037	1,440	1,972
Florida Power & Light
5.960%, 04/01/2039	2,300	3,127
5.690%, 03/01/2040	3,013	4,011
4.050%, 06/01/2042	5,000	5,331
Georgia Power
5.650%, 03/01/2037	225	285
5.400%, 06/01/2040	5,570	6,874
4.300%, 03/15/2042	5,885	6,198
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	1,500	1,565

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indiana Michigan Power
6.050%, 03/15/2037	$500	$619
Indianapolis Power & Light (A)
6.050%, 10/01/2036	710	901
4.875%, 11/01/2041	1,290	1,449
Kansas City Power & Light
5.300%, 10/01/2041	775	911
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,165
Kentucky Utilities
5.125%, 11/01/2040	2,235	2,768
KeySpan Gas East
5.819%, 04/01/2041 (A)	3,600	4,711
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	93
MidAmerican Energy MTN
6.750%, 12/30/2031	465	643
5.800%, 10/15/2036	786	1,018
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	5,585
6.125%, 04/01/2036	1,500	1,929
5.950%, 05/15/2037	555	703
Nevada Power
6.650%, 04/01/2036	210	288
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,822
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,017
Nisource Finance
5.950%, 06/15/2041	500	585
5.800%, 02/01/2042	2,000	2,279
Northern States Power
7.125%, 07/01/2025	285	403
6.200%, 07/01/2037	2,500	3,508
3.400%, 08/15/2042	605	579
Oglethorpe Power
5.375%, 11/01/2040	1,605	1,916
5.250%, 09/01/2050	65	77
Oncor Electric Delivery
7.000%, 09/01/2022	175	223
6.800%, 09/01/2018	35	43
5.300%, 06/01/2042	3,295	3,677
5.250%, 09/30/2040	4,050	4,481
4.100%, 06/01/2022	1,980	2,149
Oncor Electric Delivery LLC
4.550%, 12/01/2041	3,240	3,245
Pacific Gas & Electric
6.250%, 03/01/2039	3,880	5,228
6.050%, 03/01/2034	2,330	3,033
5.800%, 03/01/2037	1,205	1,520
3.250%, 09/15/2021	18	19
PacifiCorp
6.000%, 01/15/2039	1,695	2,278
5.500%, 01/15/2019	310	380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania Electric
6.150%, 10/01/2038	$3,600	$4,413
6.050%, 09/01/2017	50	59
Petroleos Mexicanos
5.500%, 06/27/2044 (A)	2,235	2,459
PPL Electric Utilities
5.200%, 07/15/2041	100	127
PPL Energy Supply
4.600%, 12/15/2021	100	110
Progress Energy
7.050%, 03/15/2019	1,720	2,188
4.400%, 01/15/2021	25	28
PSEG Power
5.125%, 04/15/2020	50	58
4.150%, 09/15/2021	127	139
Public Service Electric & Gas MTN
3.650%, 09/01/2042	3,935	3,886
Public Service of Colorado
6.250%, 09/01/2037	1,800	2,525
Public Service of Oklahoma
4.400%, 02/01/2021	27	31
Puget Sound Energy
5.795%, 03/15/2040	300	396
San Diego Gas & Electric
6.000%, 06/01/2026	625	861
Sempra Energy
9.800%, 02/15/2019	50	70
6.000%, 10/15/2039	3,500	4,529
South Carolina Electric & Gas
6.625%, 02/01/2032	210	282
5.450%, 02/01/2041	85	105
Southern California Edison
6.050%, 03/15/2039	2,770	3,835
6.000%, 01/15/2034	385	517
5.950%, 02/01/2038	510	693
5.500%, 08/15/2018	25	31
5.500%, 03/15/2040	160	206
4.050%, 03/15/2042	6,405	6,815
Southern California Gas
3.750%, 09/15/2042	2,310	2,377
Southern Union
8.250%, 11/15/2029	1,500	1,914
Southwestern Electric Power
6.200%, 03/15/2040	1,734	2,214
Southwestern Public Service
8.750%, 12/01/2018	40	55
Texas-New Mexico Power
9.500%, 04/01/2019 (A)	2,500	3,385
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,306
Union Electric
8.450%, 03/15/2039	2,760	4,819
3.900%, 09/15/2042	1,600	1,646
Virginia Electric and Power
8.875%, 11/15/2038	235	414

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	151

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Concluded)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wisconsin Electric Power
2.950%, 09/15/2021	$3	$3

		221,510

Total Corporate Obligations (Cost $1,695,492) ($ Thousands)		1,765,320

MUNICIPAL BONDS — 2.1%
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,650	4,591
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,745	2,322
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	1,000	1,300
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	150	213
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	500	673
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/2031	1,200	1,639
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	100	148
New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	100	144
New York City, Municipal Water Finance Authority, RB
6.011%, 06/15/2042	100	137
New York City, Build America Project, GO
5.206%, 10/01/2031	1,500	1,776
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	2,007
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	495	557
4.458%, 10/01/2062	600	601
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,910	2,575
San Francisco, Public Utilities, RB
6.000%, 11/01/2040	1,250	1,568
State of California, Build America Project, GO
7.625%, 03/01/2040	1,225	1,775
7.600%, 11/01/2040	2,510	3,679

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.550%, 04/01/2039	$90	$130
7.500%, 04/01/2034	530	740
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,823
State of Illinois, Build America Project, GO
5.100%, 06/01/2033	2,900	2,926
State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	1,135	1,128
State of New York, Build America Project, RB
5.770%, 03/15/2039	2,380	2,938
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,730	2,130
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	1,036
University of California, Build America Project, RB
5.770%, 05/15/2043	250	309
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	1,000	1,075

Total Municipal Bonds (Cost $39,701) ($ Thousands)		40,940

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Tennessee Valley Authority
5.375%, 04/01/2056	3,935	5,506

Total U.S. Government Agency Obligation (Cost $5,379) ($ Thousands)		5,506

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.424%, 10/31/2030 (D)	2,605	1,413
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,000	2,733

Total Sovereign Debt (Cost $4,104) ($ Thousands)		4,146

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bills (D)
0.144%, 05/16/2013	15	15
0.108%, 04/04/2013	40	40
0.098%, 12/13/2012	850	850
U.S. Treasury Bonds
3.125%, 02/15/2042	11,700	12,555
2.750%, 08/15/2042	31,015	30,768

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. Treasury Notes
1.625%, 08/15/2022-11/15/2022	$16,265	$16,312

Total U.S. Treasury Obligations (Cost $60,730) ($ Thousands)		60,540

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%†*	29,337,641	29,338

Total Cash Equivalent (Cost $29,338) ($ Thousands)		29,338

Total Investments — 98.0% (Cost $1,834,744) ($ Thousands)		$1,905,790

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(360)	Mar-2013	$(170)
U.S. 2-Year Treasury Note	(1)	Mar-2013	—
U.S. 5-Year Treasury Note	(632)	Mar-2013	(185)
U.S. Long Treasury Bond	87	Mar-2013	118
U.S. Ultra Long Treasury Bond	184	Mar-2013	106

			$(131)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $1,945,150 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,765,320	$—	$1,765,320
Municipal Bonds	—	40,940	—	40,940
U.S. Government Agency Obligation	—	5,506	—	5,506
Sovereign Debt	—	4,146	—	4,146
U.S. Treasury Obligations	—	60,540	—	60,540
Cash Equivalent	29,338	—	—	29,338

Total Investments in Securities	$29,338	$1,876,452	$—	$1,905,790

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(131)	$—	$—	$(131)

Total Other Financial Instruments	$(131)	$—	$—	$(131)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	153

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.8%

Consumer Discretionary — 2.3%
Amazon.com
0.650%, 11/27/2015	$825	$823
Best Buy
6.750%, 07/15/2013	530	534
Comcast
5.850%, 11/15/2015	350	400
DIRECTV Holdings LLC
3.500%, 03/01/2016	322	343
Hasbro
6.125%, 05/15/2014	300	323
Johnson Controls
0.723%, 02/04/2014 (A)	1,140	1,144
NBCUniversal Media LLC
2.100%, 04/01/2014	1,616	1,647
Newell Rubbermaid
2.000%, 06/15/2015	700	709
Staples
9.750%, 01/15/2014	674	737
Time Warner Cable
7.500%, 04/01/2014	685	745
Viacom
1.250%, 02/27/2015	590	596
Walt Disney MTN
0.450%, 12/01/2015	1,000	995

		8,996

Consumer Staples — 3.2%
Anheuser-Busch InBev Worldwide
0.863%, 01/27/2014 (A)	150	151
0.800%, 07/15/2015	500	502
0.700%, 07/14/2014 (A)	855	858
BAT International Finance
1.400%, 06/05/2015 (B)	1,365	1,379

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Campbell Soup
0.613%, 08/01/2014 (A)	$950	$953
Coca-Cola Enterprises
0.819%, 02/18/2014 (A)	725	727
ConAgra Foods
1.350%, 09/10/2015	65	65
Costco Wholesale
0.650%, 12/07/2015	2,155	2,158
Covidien International Finance
1.875%, 06/15/2013	950	957
Heineken
0.800%, 10/01/2015 (B)	390	390
Kraft Foods Group
1.625%, 06/04/2015 (B)	750	762
PepsiCo
0.800%, 08/25/2014	745	749
Philip Morris International
2.500%, 05/16/2016	750	793
Reynolds American
7.250%, 06/01/2013	650	670
1.050%, 10/30/2015	310	310
SABMiller Holdings
1.850%, 01/15/2015 (B)	700	713
Walgreen
0.899%, 03/13/2014 (A)	500	502

		12,639

Energy — 0.9%
BP Capital Markets
1.008%, 03/11/2014 (A)	245	247
0.700%, 11/06/2015	1,820	1,815
Schlumberger Investment
0.954%, 09/12/2014 (A) (B)	870	875
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	206
Total Capital
1.625%, 01/28/2014	120	121
Valero Energy
4.750%, 06/15/2013	405	414

		3,678

Financials — 20.8%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	700	714
American Express Centurion Bank
0.760%, 11/13/2015 (A)	860	859
American Express Credit MTN
1.504%, 06/12/2015 (A)	825	840
American Honda Finance
2.500%, 09/21/2015 (B)	500	522
1.850%, 09/19/2014 (B)	750	763
0.762%, 05/08/2014 (A) (B)	835	839
American International Group
4.250%, 09/15/2014	1,350	1,426

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	$325	$326
Bank of America
1.733%, 01/30/2014 (A)	570	575
1.500%, 10/09/2015	1,215	1,219
Bank of Montreal
1.300%, 10/31/2014 (B)	1,625	1,652
0.878%, 09/11/2015 (A)	500	503
0.783%, 04/29/2014 (A)	975	980
Bank of New York Mellon MTN
3.100%, 01/15/2015	800	839
0.583%, 07/28/2014 (A)	925	927
Bank of Nova Scotia
1.850%, 01/12/2015	625	641
1.450%, 07/26/2013 (B)	200	201
0.848%, 09/11/2015 (A)	625	626
0.525%, 10/10/2014 (A)	425	425
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/2013 (B)	1,139	1,142
BB&T MTN
3.375%, 09/25/2013	871	891
1.013%, 04/28/2014 (A)	880	886
Berkshire Hathaway Finance
0.680%, 01/10/2014 (A)	1,205	1,209
BPCE
2.375%, 10/04/2013 (B)	696	702
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/2013 (B)	1,345	1,358
Canadian Imperial Bank of Commerce
2.000%, 02/04/2013 (B)	280	281
0.900%, 09/19/2014 (B)	1,600	1,614
0.900%, 10/01/2015	525	528
Capital One Financial
2.150%, 03/23/2015	800	818
Caterpillar Financial Services MTN
1.100%, 05/29/2015	600	606
CDP Financial
3.000%, 11/25/2014 (B)	1,210	1,265
Citigroup
2.250%, 08/07/2015	750	770
1.290%, 04/01/2014 (A)	895	899
Credit Agricole Home Loan SFH
1.069%, 07/21/2014 (A) (B)	800	801
Credit Suisse NY
2.200%, 01/14/2014	475	483
1.300%, 01/14/2014 (A)	840	845
Daimler Finance North America LLC
2.300%, 01/09/2015 (B)	825	846
1.130%, 04/10/2014 (A) (B)	550	552
Danske Bank MTN
1.390%, 04/14/2014 (A) (B)	775	768
Deutsche Bank
2.375%, 01/11/2013	218	218

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance LLC
2.750%, 07/01/2013 (B)	$352	$356
2.250%, 01/10/2014 (B)	186	188
1.400%, 04/15/2016 (B)	335	338
Fifth Third Bank
0.421%, 05/17/2013 (A)	950	950
General Electric Capital MTN
2.625%, 12/28/2012	800	801
1.389%, 07/02/2015 (A)	1,635	1,655
1.180%, 05/09/2016 (A)	625	626
0.376%, 12/21/2012 (A)	250	250
Goldman Sachs Group MTN
1.600%, 11/23/2015	875	877
1.312%, 11/21/2014 (A)	810	811
0.843%, 01/12/2015 (A)	570	562
Hartford Financial Services Group
4.625%, 07/15/2013	455	465
HSBC Bank
1.130%, 01/17/2014 (A) (B)	1,277	1,287
HSBC USA
2.375%, 02/13/2015	750	772
Hyundai Capital America
1.625%, 10/02/2015 (B)	870	876
ING Bank
2.650%, 01/14/2013 (B)	362	363
2.009%, 09/25/2015 (A) (B)	490	496
2.000%, 10/18/2013 (B)	435	437
John Deere Capital MTN
0.531%, 03/03/2014 (A)	1,450	1,452
JPMorgan Chase MTN
4.650%, 06/01/2014	653	690
1.116%, 01/24/2014 (A)	130	131
0.985%, 10/15/2015 (A)	1,840	1,841
0.617%, 12/26/2012 (A)	900	900
MassMutual Global Funding II
0.720%, 01/14/2014 (A) (B)	1,312	1,316
MBIA Insurance
14.000%, 01/15/2033 (A) (B)	290	70
Metropolitan Life Global Funding I
1.100%, 01/10/2014 (A) (B)	1,431	1,439
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	1,000	1,022
Monumental Global Funding
0.540%, 01/15/2014 (A) (B)	697	696
Morgan Stanley
4.200%, 11/20/2014	1,161	1,214
1.916%, 01/24/2014 (A)	50	50
0.651%, 01/09/2014 (A)	348	345
National Bank of Canada
1.650%, 01/30/2014 (B)	2,000	2,029
National Rural Utilities Cooperative Finance
1.000%, 02/02/2015	750	757
0.604%, 04/04/2014 (A)	200	201

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	155

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Global Funding
1.850%, 12/13/2013 (B)	$250	$253
1.300%, 01/12/2015 (B)	1,200	1,218
Nissan Motor Acceptance
4.500%, 01/30/2015 (B)	335	358
3.250%, 01/30/2013 (B)	734	737
Nordea Bank
1.750%, 10/04/2013 (B)	435	439
PACCAR Financial MTN
0.561%, 06/05/2014 (A)	315	316
Pentair Finance
1.350%, 12/01/2015 (B)	345	345
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	200	214
Principal Life Global Funding II
0.976%, 07/09/2014 (A) (B)	700	700
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	571
0.492%, 11/08/2013 (A)	250	250
Prudential Financial MTN
5.100%, 09/20/2014	638	684
2.750%, 01/14/2013	725	726
Royal Bank of Canada MTN
0.630%, 04/17/2014 (A)	1,700	1,703
Royal Bank of Scotland
3.400%, 08/23/2013	581	591
Royal Bank of Scotland Group
2.550%, 09/18/2015	295	302
Societe Generale
2.200%, 09/14/2013 (B)	725	728
SSIF Nevada
1.040%, 04/14/2014 (A) (B)	100	100
Standard Chartered
1.260%, 05/12/2014 (A) (B)	775	778
State Street
0.760%, 03/07/2014 (A)	590	592
Sumitomo Mitsui Banking
1.350%, 07/18/2015	400	405
Sun Life Financial Global Funding III
0.588%, 10/06/2013 (A) (B)	795	793
Swedbank Hypotek
0.812%, 03/28/2014 (A) (B)	925	925
Toronto-Dominion Bank
0.875%, 09/12/2014 (B)	1,275	1,285
0.640%, 07/14/2014 (A)	1,250	1,254
Toyota Motor Credit MTN
0.875%, 07/17/2015	650	652
0.797%, 10/11/2013 (A)	1,000	1,004
UBS
1.875%, 01/23/2015 (B)	825	846
US Bank
0.620%, 10/14/2014 (A)	1,140	1,141
USAA Capital
3.500%, 07/17/2014 (B)	450	470

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ventas Realty‡
3.125%, 11/30/2015	$717	$758
Volkswagen International Finance
0.970%, 04/01/2014 (A) (B)	2,050	2,057
Wells Fargo
1.500%, 07/01/2015	750	762

		82,579

Health Care — 1.6%
AbbVie
1.200%, 11/06/2015 (B)	700	703
1.072%, 11/06/2015 (A) (B)	690	695
Express Scripts Holding
2.750%, 11/21/2014 (B)	1,400	1,446
McKesson
0.950%, 12/04/2015	395	396
Quest Diagnostics
1.223%, 03/24/2014 (A)	850	855
Sanofi
0.672%, 03/28/2014 (A)	200	201
Teva Pharmaceutical Finance III BV
0.876%, 03/21/2014 (A)	1,590	1,599
Thermo Fisher Scientific
2.050%, 02/21/2014	189	192
WellPoint
1.250%, 09/10/2015	211	213

		6,300

Industrials — 0.8%
Danaher
1.300%, 06/23/2014	1,170	1,184
0.626%, 06/21/2013 (A)	100	100
General Electric
0.850%, 10/09/2015	955	955
Penske Truck Leasing
2.500%, 07/11/2014 (B)	85	86
Tyco Electronics Group
5.950%, 01/15/2014	445	471
United Technologies
1.200%, 06/01/2015	325	331
0.581%, 12/02/2013 (A)	130	130

		3,257

Information Technology — 1.2%
Dell
0.960%, 04/01/2014 (A)	1,200	1,207
Hewlett-Packard
0.823%, 05/30/2014 (A)	1,550	1,512
Xerox
1.130%, 05/16/2014 (A)	1,935	1,931

		4,650

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.2%
Anglo American Capital
2.150%, 09/27/2013 (B)	$869	$875
E.I. du Pont de Nemours
0.789%, 03/25/2014 (A)	790	794
Rio Tinto Finance USA
8.950%, 05/01/2014	1,000	1,115
Xstrata Finance Canada
1.800%, 10/23/2015 (B)	1,675	1,682
Yara International
5.250%, 12/15/2014 (B)	450	484

		4,950

Telecommunication Services — 1.0%
BellSouth
5.200%, 09/15/2014	361	390
British Telecommunications
1.504%, 12/20/2013 (A)	300	302
Cellco Partnership
5.550%, 02/01/2014	1,090	1,147
Telefonica Emisiones
2.582%, 04/26/2013	490	492
Verizon Communications
1.250%, 11/03/2014	750	760
0.700%, 11/02/2015	1,060	1,061

		4,152

Utilities — 1.8%
Appalachian Power
0.658%, 08/16/2013 (A)	850	851
Commonwealth Edison
1.625%, 01/15/2014	1,414	1,432
Dominion Resources
1.800%, 03/15/2014	1,100	1,115
DTE Energy
1.118%, 06/03/2013 (A)	1,180	1,183
Duke Energy Carolinas LLC
5.750%, 11/15/2013	175	184
Georgia Power
1.300%, 09/15/2013	225	227
NextEra Energy Capital Holdings
1.611%, 06/01/2014	350	353
Pacific Gas & Electric
6.250%, 12/01/2013	500	528
Sempra Energy
1.149%, 03/15/2014 (A)	1,200	1,206

		7,079

Total Corporate Obligations (Cost $137,869) ($ Thousands)		138,280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 25.5%

Automotive — 16.9%
Ally Auto Receivables Trust 2011-1, Ser 2011-1, Cl A4
2.230%, 03/15/2016	$1,000	$1,027
Ally Auto Receivables Trust 2012-SN1, Ser 2012-SN1, Cl A2
0.510%, 12/22/2014	385	385
Ally Auto Receivables Trust 2012-SN1, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/2014	264	265
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
1.007%, 11/17/2014	263	264
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	138	138
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	834	835
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	675	676
Ally Auto Receivables Trust, Ser 2012-5, Cl A3
0.620%, 03/15/2017	700	701
Ally Master Owner Trust, Ser 2010-1, Cl A
1.958%, 01/15/2015 (A) (B)	1,156	1,158
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (B)	501	506
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.078%, 01/15/2016 (A)	1,833	1,846
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	517	524
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	500	507
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	515	518
AmeriCredit Automobile Receivables Trust 2012-2, Ser 2012-2, Cl A3
1.050%, 10/11/2016	140	141
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/2014	276	278

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	157

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	$187	$188
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	1,453	1,467
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	541	555
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	1,201	1,207
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	90	90
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	21	21
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	1,330	1,337
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	529	529
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	316	316
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	690	692
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	675
ARI Fleet Lease Trust 2010-A, Ser 2012-A, Cl A
0.758%, 03/15/2020 (A) (B)	143	143
ARI Fleet Lease Trust 2010-A, Ser 2012-B, Cl A
0.508%, 01/15/2021 (A) (B)	1,525	1,528
Avis Budget Rental Car Funding AESOP LLC, Ser 2011-1A, Cl A11
0.748%, 11/20/2014 (B)	422	427
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (B)	249	251
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (B)	238	241
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/2016 (B)	112	113
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	44	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	$215	$215
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	178	181
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/2015	382	384
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	562	563
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	907
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	347	349
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	385	385
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.458%, 04/07/2024 (A) (B)	645	654
Chesapeake Funding LLC, Ser 2012-1A
0.958%, 11/07/2023 (A) (B)	1,600	1,609
Chesapeake Funding LLC, Ser 2012-2A
0.661%, 05/07/2024 (A) (B)	900	900
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	510	513
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	292	292
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	709	710
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	750	759
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	410	410
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	520	521
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/2014	119	119
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/2014	212	212

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	$420	$421
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	901
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	386	387
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
0.727%, 12/15/2014 (A) (B)	1,484	1,485
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.858%, 12/15/2014 (A) (B)	1,000	1,001
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.407%, 02/15/2016 (A)	387	389
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
1.361%, 01/15/2016 (A)	1,738	1,745
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	901
GE Dealer Floorplan Master Note Trust, Ser 2011-1
0.808%, 07/20/2016 (A)	670	673
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.467%, 02/20/2017 (A)	1,578	1,584
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.698%, 06/20/2017 (A)	1,625	1,625
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.649%, 10/20/2017 (A)	440	441
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	224	225
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	1,100	1,105
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	245	245
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,700	1,706
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/2014 (B)	332	334
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/2015 (B)	402	410

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	$418	$428
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/2014	136	137
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	691	693
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	297	298
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	450	451
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	585	585
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (B)	583	586
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	545	545
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (B)	57	57
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/2014	149	149
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	236	237
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	439
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	675	675
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	500	502
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A2
0.318%, 11/15/2013 (A)	394	394
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	680	682
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (B)	890	892

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	159

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (B)	$1,095	$1,098
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	500	502
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	500	504
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	331	331
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	1,200	1,211
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	87	87
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	150	150
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.358%, 01/15/2015 (A) (B)	260	260
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.678%, 05/15/2017 (A)	1,120	1,123
Porsche Financial Auto Securitization Trust, Ser 2011-1, Cl A3
0.840%, 01/16/2015 (B)	77	77
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (B)	400	402
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	430	430
Santander Drive Auto Receivables Trust 2011-2, Ser 2011-2, Cl A2
1.040%, 04/15/2014	393	393
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/2014	329	329
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	161	161
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	605	608
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	750	752
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/2014	53	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	$480	$480
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	490	490
World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	700	700
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/2013	511	511
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A3
1.490%, 10/15/2014	500	503
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	247	250
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	2,199	2,213

		67,053

Credit Cards — 3.5%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	880	880
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.388%, 09/15/2016 (A)	585	584
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.458%, 03/15/2017 (A)	250	255
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	567
BA Credit Card Trust, Ser 2010-A1, Cl A1
0.508%, 09/15/2015 (A)	125	125
Bank of America Credit Card Trust, Ser 2006-A14, Cl A14
0.268%, 04/15/2016 (A)	400	400
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.689%, 10/15/2015 (A)	754	754
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.889%, 09/15/2015 (A)	200	202

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	$825	$831
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	1,125	1,128
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	750	809
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.958%, 08/15/2018 (A) (B)	500	521
Discover Card Master Trust, Ser 2011-A2, Cl A
0.418%, 11/16/2015 (A)	565	566
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	555
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	303
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.358%, 08/15/2017 (A)	425	425
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	565	565
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.758%, 01/15/2017 (A)	659	663
Golden Credit Card Trust, Ser 2012-3A
0.658%, 07/17/2017 (A) (B)	765	769
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	675	675
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	420	421
MBNA Credit Card Master Note Trust, Ser 2006-A2, Cl A2
0.268%, 06/15/2015 (A)	275	275
Penarth Master Issuer, Ser 2011-1A, Cl A1
0.858%, 05/18/2015 (A) (B)	1,500	1,502

		13,775

Mortgage Related Securities — 0.6%
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.408%, 05/25/2035 (A)	125	125
Asset-Backed Securities Home Equity, Ser 2005-HE3, Cl M2
0.648%, 04/25/2035 (A)	322	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.498%, 01/20/2034 (A)	$346	$326
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.368%, 01/20/2036 (A)	1,221	1,202
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.358%, 03/20/2036 (A)	498	491

		2,465

Other Asset-Backed Securities — 4.5%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.160%, 08/16/2019 (A) (B)	373	335
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.758%, 08/22/2016 (A) (B)	12	12
CNH Equipment Trust, Ser 2010-A, Cl A4
2.490%, 01/15/2016	1,122	1,133
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	397	398
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	321	322
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	280
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015 (B)	602	605
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	285	285
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (B)	225	225
GE Equipment Small Ticket LLC Series 2011-2, Ser 2011-2A, Cl A2
1.140%, 06/23/2014 (B)	94	94
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	350	351
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	335	338
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	312	314

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	161

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	$1,036	$1,037
JCP&L Transition Funding LLC, Ser 2002-A, Cl A3
5.810%, 12/05/2015	122	126
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	630	630
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	606
Katonah, Ser 2005-7A, Cl B
0.478%, 11/15/2017 (A) (B)	696	617
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	525	525
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.673%, 03/22/2021 (A) (B)	580	532
Massachusetts RRB Special Purpose Trust 2005-1, Ser 2005-1, Cl A4
4.400%, 03/15/2015	75	76
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A2
0.900%, 04/15/2014 (B)	37	37
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	1,000	1,002
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.407%, 12/25/2035 (A)	26	26
Navistar Financial Dealer Note Master Trust, Ser 2011-1, Cl A
1.358%, 10/25/2016 (A) (B)	450	454
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/2015	212	215
Public Service New Hampshire Funding LLC, Ser 2001-1, Cl A3
6.480%, 05/01/2015	51	52
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.688%, 01/25/2036 (A)	91	90
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.208%, 09/20/2019 (A) (B)	70	69
SLM Student Loan Trust, Ser 2005-5, Cl A2
0.395%, 10/25/2021 (A)	92	92
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.405%, 07/25/2022 (A)	72	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/2023 (A)	$890	$890
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.395%, 04/25/2023 (A)	868	867
SLM Student Loan Trust, Ser 2007-1, Cl A3
0.345%, 07/25/2018 (A)	85	85
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.315%, 07/25/2017 (A)	498	497
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.325%, 10/25/2017 (A)	165	165
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.515%, 01/25/2016 (A)	119	119
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.415%, 10/25/2016 (A)	677	681
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.865%, 10/25/2017 (A)	123	124
SLM Student Loan Trust, Ser 2011-1
0.728%, 03/25/2026 (A)	494	496
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.130%, 10/15/2024 (A) (B)	233	234
SLM Student Loan Trust, Ser 2011-B, Cl A1
0.685%, 12/16/2024 (A) (B)	727	729
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.408%, 11/25/2016 (A)	1,513	1,514
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.369%, 02/27/2017 (A)	545	545

		18,166

Total Asset-Backed Securities (Cost $100,992) ($ Thousands)		101,459

MORTGAGE-BACKED SECURITIES — 20.8%

Agency Mortgage-Backed Obligations — 9.7%
FHLMC ARM
2.375%, 05/01/2036 (A)	231	246
2.203%, 02/01/2022 (A)	306	327
2.186%, 02/01/2030 (A)	229	244
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	27	27
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	242	247

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/2018	$66	$66
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	517	533
FHLMC CMO, Ser 2005-3019, Cl DB
4.500%, 05/15/2019	153	155
FHLMC CMO, Ser 2007-3349, Cl HB
5.500%, 06/15/2031	2	2
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/2032	163	168
FHLMC TBA
2.500%, 12/15/2027	1,400	1,460
FNMA
6.000%, 01/01/2027 to 04/01/2040	1,599	1,757
5.396%, 11/01/2013	591	593
5.000%, 04/01/2021 to 03/01/2025	2,624	2,854
4.710%, 03/01/2014	1,181	1,217
2.990%, 01/01/2015	1,215	1,217
1.990%, 01/01/2017	425	432
1.940%, 01/01/2017	502	516
FNMA ARM (A)
2.340%, 01/01/2029	33	35
2.286%, 09/01/2024	184	194
2.274%, 11/01/2023	92	95
2.245%, 11/01/2025	27	29
2.182%, 09/01/2024	73	75
2.022%, 05/01/2028	180	191
1.470%, 11/01/2021	43	44
FNMA Benchmark REMIC CMO, Ser 2007-B1, Cl BE
5.450%, 12/25/2020	283	289
FNMA CMO, Ser 1993-220, Cl FA
0.819%, 11/25/2013 (A)	6	6
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	51	56
FNMA CMO, Ser 2001-33, Cl FA
0.658%, 07/25/2031 (A)	59	60
FNMA CMO, Ser 2002-64, Cl FG
0.967%, 10/18/2032 (A)	44	45
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	476	508
FNMA CMO, Ser 2008-68, Cl VM
5.500%, 07/25/2019	181	183
FNMA CMO, Ser 2009-12, Cl KA
5.500%, 02/25/2038	105	106
FNMA CMO, Ser 2009-M2, Cl A1
2.387%, 01/25/2019	704	714
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	208	217
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	592	612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA TBA
3.500%, 12/01/2040 to 12/01/2040	$2,200	$2,344
3.000%, 12/25/2026	8,028	8,465
2.500%, 12/01/2027	5,889	6,160
GNMA ARM
4.500%, 09/20/2039 (A)	285	305
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	649	674
GNMA CMO, Ser 2009-24, Cl A
4.500%, 03/20/2034	192	194
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	330	334
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	273	279
NCUA Guaranteed Notes CMO
0.229%, 06/12/2013 (A)	382	382
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/2020 (A)	1,370	1,375
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	35	36
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.679%, 11/06/2017 (A)	464	465
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.668%, 01/08/2020 (A)	279	279
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.619%, 02/06/2020 (A)	624	627
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.598%, 03/06/2020 (A)	499	500
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.589%, 05/07/2020 (A)	627	629

		38,568

Non-Agency Mortgage-Backed Obligations — 11.1%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/2037 (B)	350	361
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.850%, 05/17/2060 (A) (B)	956	964
Arkle Master Issuer, Ser 2011-1A, Cl 2A
1.561%, 05/17/2060 (A) (B)	550	554
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.758%, 08/15/2029 (A) (B)	13	13

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	163

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/2041 (A)	$825	$840
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.100%, 07/25/2035 (A)	699	650
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.015%, 11/25/2035 (A)	84	72
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.002%, 02/25/2036 (A)	201	142
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.999%, 06/25/2035 (A)	270	237
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.937%, 08/25/2035 (A)	443	347
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	589	602
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/2050	186	191
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/2045	29	29
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	452	452
Citigroup Commercial Mortgage Trust, Ser C2, Cl A5
4.733%, 10/15/2041	535	568
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.860%, 09/25/2034 (A)	130	131
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.989%, 03/25/2036 (A)	375	283
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/2030 (B)	223	227
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.658%, 12/15/2020 (A) (B)	122	121
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	1,011	1,068
Commercial Mortgage Pass-Through Certificates 2012-CCRE1 Mortgage Trust, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	1,075	1,083

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	$292	$292
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	670	670
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	335	336
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.748%, 02/25/2035 (A)	52	47
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.764%, 02/20/2036 (A)	344	259
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/2036 (A)	503	510
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/2036 (A)	457	469
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/2036	289	289
Deutsche Bank-UBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	770	835
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.759%, 02/25/2048 (A) (B)	466	467
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	1,085	1,088
Fosse Master Issuer, Ser 2011-1A
1.725%, 10/18/2054 (A) (B)	943	957
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/2037	467	473
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/2038	129	129
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.457%, 05/10/2040 (A)	702	715
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	67	67
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.739%, 11/19/2035 (A)	391	337
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/2036	250	256

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)	$79	$82
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (A)	213	215
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 03/06/2020 (A) (B)	571	572
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/2020 (A) (B)	1,016	1,018
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	738	802
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	400	400
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/2044 (B)	485	497
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.087%, 07/25/2035 (A)	501	387
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.716%, 01/25/2036 (A)	624	531
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.082%, 05/25/2047 (A)	458	333
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.968%, 01/25/2035 (A)	124	111
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.727%, 04/25/2035 (A)	140	127
Impac CMB Trust, Ser 2005-3, Cl A1
0.687%, 08/25/2035 (A)	130	96
Impac CMB Trust, Ser 2005-5, Cl A1
0.848%, 08/25/2035 (A)	106	86
Impac CMB Trust, Ser 2005-8, Cl 1A
0.467%, 02/25/2036 (A)	336	276
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-LN1, Cl A2
4.920%, 10/15/2037 (A)	700	716
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/2038	715	739
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	759	809

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	$863	$904
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	599	605
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	670	681
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	224	224
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	988	987
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.028%, 08/25/2035 (A)	285	250
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.852%, 05/25/2037 (A)	372	271
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/2032	123	124
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (A)	220	224
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/2032 (A)	265	272
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (A)	415	439
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.478%, 04/25/2035 (A)	137	122
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (A)	871	929
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.396%, 06/25/2037 (A)	536	400
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	188	188
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/2041	716	727

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	165

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/2041	$556	$572
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	440	462
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/2045	638	658
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	15	15
MortgageIT Trust, Ser 2005-5, Cl A1
0.467%, 12/25/2035 (A)	471	397
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	289	296
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.130%, 11/15/2038 (A) (B)	175	153
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.499%, 12/15/2039 (A) (B)	422	365
Permanent Master Issuer, Ser 2010-1A, Cl 1A
1.490%, 07/15/2042 (A) (B)	557	558
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.070%, 07/27/2037 (A)	399	318
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.408%, 01/20/2035 (A)	57	51
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.869%, 01/21/2055 (A) (B)	225	232
Thornburg Mortgage Securities Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	225	226
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	510	511
UBS-Citigroup Commercial Mortgage Trust 2011-C1, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	1,149	1,168
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/2035 (A)	550	569
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.471%, 03/25/2036 (A)	534	458
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	692	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	$513	$513
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.624%, 01/25/2035 (A)	288	281
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.615%, 07/25/2036 (A)	438	363
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/2036 (A)	341	288
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	1,380	1,380
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	1,250	1,250

		44,066

Total Mortgage-Backed Securities (Cost $82,364) ($ Thousands)		82,634

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
FHLB
4.875%, 12/13/2013	1,500	1,572
3.125%, 12/13/2013	800	824
2.750%, 03/13/2015	750	791
0.320%, 12/11/2013	5,800	5,804
FHLMC
4.875%, 11/15/2013	5,900	6,164
1.020%, 06/19/2015	1,000	1,000
0.875%, 12/19/2014	1,565	1,568
0.800%, 12/19/2014	1,000	1,000
0.500%, 10/15/2013 to 01/24/2014	8,550	8,566
0.450%, 01/09/2014 to 02/21/2014	5,400	5,409
0.375%, 04/28/2014	500	501
FNMA
1.650%, 12/14/2016	1,025	1,025
1.050%, 12/14/2015	100	100
0.750%, 12/18/2013	10,224	10,283
0.700%, 06/26/2015	5,910	5,912
0.625%, 01/30/2015	600	601
0.600%, 10/23/2014 to 07/24/2015	1,795	1,795
0.221%, 05/17/2013 (A)	200	200

Total U.S. Government Agency Obligations (Cost $53,113) ($ Thousands)		53,115

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.4%
Buncombe County, Metropolitan Sewerage District, Ser A, RB
Callable 01/02/13 @ 100
0.180%, 07/01/2031 (A)	$400	$400
Colorado, Health Facilities Authority, Ser B, RB
Callable 12/05/12 @ 100
0.250%, 11/01/2028 (A)	100	100
Colorado, Housing & Finance Authority, RB
Callable 12/05/12 @ 100
0.180%, 05/01/2041 (A)	300	300
Connecticut, Housing Finance Authority, Sub-Ser B-4, RB Callable 12/06/12 @ 100
0.210%, 11/15/2038 (A)	300	300
County of Forsyth, Ser A, GO Callable 12/05/12 @ 100
0.180%, 03/01/2025 (A)	900	900
El Paso, Taxable Pension, GO
3.610%, 08/15/2014	530	556
Iowa, Finance Authority, Ser N, AMT, RB, GNMA/FNMA/FHLMC Callable 12/05/12 @ 100
0.170%, 01/01/2039 (A)	300	300
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	1,270	1,299
Kentucky Housing, Ser W, RB Callable 12/05/12 @ 100
0.630%, 07/01/2037 (A)	300	300
Louisa, Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/2031 (A)	870	873
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/2016	226	227
Maine State, Housing Authority, Ser B-3, AMT, RB Callable 12/06/12 @ 100
0.210%, 11/15/2027 (A)	300	300
Metropolitan State, Louis Sewer District, Ser B, RB
3.000%, 05/01/2013	1,000	1,011
Minnesota, Housing Finance Agency, Ser S, AMT, RB Callable 12/05/12 @ 100
0.180%, 07/01/2038 (A)	400	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Hampshire, Business Finance Authority, Ser B, RB Callable 12/05/12 @ 100
0.200%, 11/01/2020 (A)	$200	$200
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	2,045	2,130
New Jersey, Economic Development Authority, Build America Project, RB
1.389%, 06/15/2013 (A)	580	581
New York, Dormitory Authority, RB
5.600%, 12/15/2014	175	192
New York, Urban Development, RB
2.626%, 12/15/2014	605	629
New York, Sub-Ser I-3, GO
1.520%, 08/01/2013	465	469
North Texas, Tollway Authority, Ser L-2, RB
6.000%, 01/01/2038	1,000	1,004
Oregon, Housing and Community Services, RB
0.230%, 07/01/2036	400	400
Philadelphia Industrial Development Authority, RB
1.200%, 04/01/2014	205	205
Shelby County, GO
0.160%, 04/01/2030	400	400
State of California, GO
5.450%, 04/01/2015	305	336
State of Illinois, GO
4.071%, 01/01/2014	1,000	1,032
State of Massachusetts, Ser D, GO
3.000%, 07/01/2013	370	376
State of Texas, GO
0.200%, 12/01/2023 (A)	150	150
University of California, Build America Project, RB
1.988%, 05/15/2050 (A)	260	262
University of Southern Indiana, Ser G, RB
0.270%, 10/01/2019	200	200
Washington State Housing Finance Commission, RB, AMT
0.190%, 08/15/2039 (A)	300	300
Wisconsin State, General Fund, RB
0.798%, 05/01/2015	820	819
Wisconsin, Housing and Economic Development Authority, RB
0.270%, 05/01/2035	355	355
0.220%, 11/01/2030	200	200

Total Municipal Bonds (Cost $17,449) ($ Thousands)		17,506

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	167

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund (Concluded)

November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 3.0%
BNP Paribas 0.230%, dated 11/30/12, to be repurchased on 12/03/12, repurchase price $12,000,230 (collateralized by a GNMA obligation, par value 12,208,416, 3.500%, 08/20/42; with total market value $12,240,000)	$12,000	$12,000

Total Repurchase Agreement (Cost $12,000) ($ Thousands)		12,000

COMMERCIAL PAPER — 2.4%
AllianceBernstein
0.300%, 12/03/2012 (B)	2,685	2,685
AT&T
0.200%, 12/03/2012 (B)	2,685	2,685
NYSE Euronext
0.370%, 12/04/2012 (B)	4,200	4,200

Total Commercial Paper (Cost $9,570) ($ Thousands)		9,570

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
1.500%, 12/31/2013	2,815	2,854
0.500%, 10/15/2014	2,600	2,612

Total U.S. Treasury Obligations (Cost $5,464) ($ Thousands)		5,466

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%*†	3,103,487	3,103

Total Cash Equivalent (Cost $3,103) ($ Thousands)		3,103

CERTIFICATE OF DEPOSIT — 0.2%
Intesa Sanpaolo NY
2.375%, 12/21/2012	871	871

Total Certificate of Deposit (Cost $871) ($ Thousands)		871

Total Investments — 106.6% (Cost $422,795) ($ Thousands)		$424,004

The open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(38)	Mar-2013	$(14)
U.S. 2-Year Treasury Note	(12)	Mar-2013	(1)
U.S. 5-Year Treasury Note	(47)	Mar-2013	(7)

			$(22)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $397,673 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2012

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-party repurchase agreement.

ABS	— Asset-Based Security

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgage

Cl	— Class

CMO	— Collateralized Mortgage Obligation

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

LLC	— Limited Liability Company

MTN	— Medium Term Note

NCUA	— National Credit Union Association

NY—	New York

RB	— Revenue Bond

REMIC	— Real Estate Mortgage Investment Conduit

Ser	— Series

TBA	— To Be Announced

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$138,280	$—	$138,280
Asset-Backed Securities	—	101,459	—	101,459
Mortgage-Backed Securities	—	82,634	—	82,634
U.S. Government Agency Obligations	—	53,115	—	53,115
Municipal Bonds	—	17,506	—	17,506
Repurchase Agreement	—	12,000	—	12,000
Commercial Paper	—	9,570	—	9,570
U.S. Treasury Obligations	—	5,466	—	5,466
Cash Equivalent	3,103	—	—	3,103
Certificate of Deposit	—	871	—	871

Total Investments in Securities	$3,103	$420,901	$—	$424,004

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(22)	$—	$—	$(22)

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

*	Futures contracts are valued at the unrealized depreciation on the instrument

During the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended November 30, 2012, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	169

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 87.6%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		1,313	$1,457

Argentina — 1.2%
Argentina Bonos
7.000%, 09/12/2013		86	81
Capex
10.000%, 03/10/2018 (A)		494	312
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,571	1,312
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022 (A)		680	279
Provincia de Buenos Aires
9.625%, 04/18/2028		535	300
9.625%, 04/18/2028 (A)		1,160	650
9.375%, 09/14/2018		1,000	665
Provincia de Mendoza Argentina
5.500%, 09/04/2018		231	166
Provincia de Neuquen Argentina
8.656%, 10/18/2014 (A)		9	9
Republic of Argentina
8.750%, 06/02/2017		392	310
8.280%, 12/31/2033		1,924	1,212
8.280%, 12/31/2033		528	316
7.820%, 12/31/2033	EUR	5,265	3,581
7.820%, 12/31/2033	EUR	1,356	945
7.000%, 10/03/2015		90	76
7.000%, 10/03/2015		1,342	1,132
6.000%, 03/31/2023 (B)		172	138
4.191%, 12/15/2035 (C)	EUR	8,100	764
2.500%, 03/31/2019 (D)		3,468	1,130
2.260%, 03/31/2019 (D)	EUR	270	105
0.000%, 03/31/2023 (B) (C)		1,680	1,277
WPE International Tief
10.375%, 09/30/2020		600	516

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

10.375%, 09/30/2020 (A)		550	$473

			15,749

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		679	742

Barbados — 0.1%
Columbus International
11.500%, 11/20/2014 (A)		1,400	1,554

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,390	1,378
8.750%, 08/03/2015		1,180	1,186

			2,564

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/2023 (A)		880	941

Bolivia — 0.0%
Bolivian Government International Bond
4.875%, 10/29/2022 (A)		500	496

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (C)	DEM	1,583	832

Brazil — 6.2%
Banco Cruzeiro do Sul
8.875%, 09/22/2020 (B)		261	—
8.875%, 09/22/2020 (A) (B)		1,334	1
Banco do Brasil
3.875%, 10/10/2022		230	230
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	882
5.500%, 07/12/2020		100	117
5.500%, 07/12/2020 (A)		400	470
Barclays, CLN (Nota do Tesouro Nacional)
10.000%, 01/01/2017	BRL	8,230	4,071
10.000%, 01/01/2021	BRL	7,120	3,512
10.000%, 01/01/2021	BRL	900	463
6.000%, 05/15/2015	BRL	2,230	2,545
6.000%, 05/15/2015	BRL	1,040	1,187
6.000%, 08/15/2020	BRL	940	1,179
BM&F Bovespa
5.500%, 07/16/2020 (A)		406	459
BR Properties
9.000%, 12/31/2049 (A)		180	194

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Braskem Finance
7.375%, 10/04/2049		100	$104
Brazil Letras do Tesouro Nacional
8.370%, 01/01/2015		11,400	4,608
Brazil Notas do Tesouro Nacional Serie B
13.199%, 05/15/2015	BRL	5,476	6,250
10.674%, 08/15/2020	BRL	6,359	7,978
6.000%, 08/15/2016	BRL	3,321	3,904
6.000%, 08/15/2050	BRL	2,170	3,161
Caixa Economica Federal
3.500%, 11/07/2022 (A)		159	161
2.375%, 11/06/2017 (A)		250	248
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015	BRL	670	484
Federal Republic of Brazil
11.000%, 08/17/2040		100	126
10.250%, 01/10/2028	BRL	1,270	772
10.125%, 05/15/2027		1,613	2,972
8.875%, 04/15/2024		420	683
8.500%, 01/05/2024	BRL	12,150	6,759
8.250%, 01/20/2034		2,219	3,761
8.000%, 01/15/2018		1,200	1,401
7.125%, 01/20/2037		1,375	2,131
5.875%, 01/15/2019		260	322
5.625%, 01/07/2041		1,509	1,992
4.875%, 01/22/2021		977	1,183
2.625%, 01/05/2023		450	455
Fibria Overseas Finance
6.750%, 03/03/2021		900	981
General Shopping Finance
10.000%, 12/31/2049 (A)		66	65
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (D)		162	174
Hypermarcas
6.500%, 04/20/2021 (A)		200	213
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		232	244
5.125%, 05/13/2023 (A)		388	394
JBS Finance
8.250%, 01/29/2018		100	104
8.250%, 01/29/2018 (A)		1,410	1,470
JPMorgan Chase, CLN (Nota do Tesouro Nacional)
10.000%, 01/01/2023	BRL	2,000	971
6.000%, 05/15/2015	BRL	2,750	3,139
Marfrig Holding Europe
8.375%, 05/09/2018		642	536
Marfrig Overseas
9.500%, 05/04/2020		1,000	850
Minerva Luxembourg
12.250%, 02/10/2022		200	236
12.250%, 02/10/2022 (A)		1,100	1,301
Minerva Overseas II
10.875%, 11/15/2019 (A)		164	184

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Morgan Stanley
10.090%, 05/03/2017 (A)	BRL	2,800	$1,449
NET Servicos de Comunicacao
7.500%, 01/27/2020		300	346
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021		402	451
6.350%, 06/30/2021 (A)		90	101
Odebrecht Finance
7.125%, 06/26/2042		210	243
5.125%, 06/26/2022 (A)		200	215
OGX Austria GmbH
8.375%, 04/01/2022 (A)		700	571
OGX Petroleo e Gas Participacoes
8.500%, 06/01/2018 (A)		742	646
OSX 3 Leasing BV
9.250%, 03/20/2015 (A)		300	311
QGOG Atlantic
5.250%, 07/30/2018 (A)		356	371
Samarco Mineracao
4.125%, 11/01/2022		542	542
Schahin II Finance SPV
5.875%, 09/25/2022 (A)		710	740
Vale
5.625%, 09/11/2042		340	367
Vale Overseas
8.250%, 01/17/2034		260	354
6.875%, 11/21/2036		280	346
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)		600	698

			83,378

Chile — 0.8%
Banco del Estado de Chile
4.125%, 10/07/2020		160	174
4.125%, 10/07/2020 (A)		300	326
3.875%, 02/08/2022 (A)		250	266
BRT Escrow
8.000%, 08/18/2018 (A)		1,123	1,179
Cencosud
4.875%, 01/20/2023 (A)		200	198
Chile Government International Bond
5.500%, 08/05/2020	CLP	650,000	1,479
3.250%, 09/14/2021		596	651
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	230
6.250%, 07/08/2019 (A)		30	35
5.250%, 08/10/2020 (A)		280	309
Nacional del Cobre de Chile
7.500%, 01/15/2019		190	245
6.150%, 10/24/2036		958	1,234
6.150%, 10/24/2036 (A)		569	733
4.250%, 07/17/2042 (A)		1,136	1,142
3.875%, 11/03/2021		447	486

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	171

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

3.875%, 11/03/2021 (A)		450	$490
3.750%, 11/04/2020		120	129
3.750%, 11/04/2020 (A)		310	334
3.000%, 07/17/2022 (A)		960	972
Telefonica Chile
3.875%, 10/12/2022 (A)		401	396

			11,008

China — 1.0%
Agile Property Holdings
8.875%, 04/28/2017		900	972
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	111
China Shanshui Cement Group
10.500%, 04/27/2017 (A)		750	844
CNPC HK Overseas Capital
5.950%, 04/28/2041		400	516
Country Garden Holdings
11.250%, 04/22/2017		1,150	1,299
Evergrande Real Estate Group
13.000%, 01/27/2015		200	215
13.000%, 01/27/2015		300	323
13.000%, 01/27/2015 (A)		350	376
9.250%, 01/19/2016	CNY	5,600	873
7.500%, 01/19/2014	CNY	3,280	523
Franshion Development
6.750%, 04/15/2021 (A)		430	449
Hidili Industry International Development
8.625%, 11/04/2015		900	697
Mega Advance Investments
5.000%, 05/12/2021 (A)		200	225
MIE Holdings
9.750%, 05/12/2016 (A)		200	216
Sinochem Offshore Capital
1.800%, 01/18/2014	CNY	3,000	472
Sinochem Overseas Capital
6.300%, 11/12/2040		190	230
4.500%, 11/12/2020		925	996
4.500%, 11/12/2020 (A)		2,311	2,487
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	375
3.900%, 05/17/2022 (A)		310	336
Tencent Holdings
4.625%, 12/12/2016		200	215
3.375%, 03/05/2018		230	237

			12,987

Colombia — 4.3%
BanColombia
5.950%, 06/03/2021		200	230
5.950%, 06/03/2021 (A)		431	497
5.125%, 09/11/2022		184	191

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bogota Distrito Capital
9.750%, 07/26/2028	COP	300,000	$247
9.750%, 07/26/2028 (A)	COP	10,518,000	8,662
Citigroup Funding, CLN (Republic of Colombia) MTN
11.000%, 07/27/2020	COP	9,180,000	6,692
Colombia Telecomunicaciones ESP
5.375%, 09/27/2022 (A)		540	545
Colombian TES
7.500%, 08/26/2026	COP	1,848,000	1,145
Ecopetrol
7.625%, 07/23/2019 (A)		210	271
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	592
Empresa de Energia de Bogota
6.125%, 11/10/2021		200	225
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	208
Grupo Aval
5.250%, 02/01/2017 (A)		200	212
4.750%, 09/26/2022 (A)		234	236
Gruposura Finance
5.700%, 05/18/2021 (A)		472	523
Republic of Colombia
12.000%, 10/22/2015	COP	5,096,000	3,438
11.750%, 02/25/2020		2,838	4,595
10.375%, 01/28/2033		130	241
9.850%, 06/28/2027	COP	6,620,000	5,654
8.125%, 05/21/2024		1,210	1,820
7.750%, 04/14/2021	COP	6,097,000	4,267
7.375%, 01/27/2017		785	973
7.375%, 03/18/2019		1,310	1,727
7.375%, 09/18/2037		5,670	8,834
6.125%, 01/18/2041		1,230	1,697
4.375%, 07/12/2021		450	521
4.375%, 03/21/2023	COP	3,443,000	1,902
Titulos de Tesoreria
7.000%, 02/25/2015	COP	620,000	776
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	221

			57,142

Costa Rica — 0.1%
Costa Rica Government International Bond
4.250%, 01/26/2023 (A)		890	895

Croatia — 1.0%
Agrokor
9.125%, 02/01/2020 (A)	EUR	140	191
8.875%, 02/01/2020 (A)		200	213

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hrvatska Elektroprivreda
6.000%, 11/09/2017 (A)		245	$259
Republic of Croatia
6.750%, 11/05/2019		2,555	2,957
6.625%, 07/14/2020		2,155	2,484
6.625%, 07/14/2020 (A)		1,834	2,114
6.375%, 03/24/2021		1,130	1,295
6.375%, 03/24/2021 (A)		836	958
6.250%, 04/27/2017 (A)		1,216	1,341
5.875%, 07/09/2018	EUR	170	238
Zagrebacki Holding
5.500%, 07/10/2017	EUR	1,300	1,479

			13,529

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/2016 (A)	EUR	600	814

Dominican Republic — 0.2%
Capital Cana
10.000%, 04/30/2016 (B)		1,054	158
10.000%, 04/30/2016 (B)		1,007	252
Republic of Dominican Republic
9.040%, 01/23/2018		786	890
7.500%, 05/06/2021		658	769
7.500%, 05/06/2021 (A)		520	608

			2,677

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015		380	382

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040		300	298
5.750%, 04/29/2020		100	104
5.750%, 04/29/2020 (A)		270	281
Nile Finance
5.250%, 08/05/2015		360	362

			1,045

El Salvador — 0.3%
Republic of El Salvador
8.250%, 04/10/2032		110	130
7.750%, 01/24/2023		367	430
7.650%, 06/15/2035		1,350	1,494
7.650%, 06/15/2035		110	122
7.625%, 02/01/2041 (A)		410	456
7.375%, 12/01/2019 (A)		250	284
5.875%, 01/30/2025 (A)		410	412
Telemovil Finance
8.000%, 10/01/2017		500	529

			3,857

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Georgia — 0.1%
Georgian Railway JSC
7.750%, 07/11/2022 (A)	420	$474
Republic of Georgia
6.875%, 04/12/2021	200	232
6.875%, 04/12/2021 (A)	310	360

		1,066

Germany — 0.4%
Desarrolladora Homex MTN
10.000%, 01/06/2021	3,500	3,791
Deutsche Bank, CLN, (Cablevision) MTN
9.375%, 02/13/2018 (A)	1,684	1,305

		5,096

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017	944	1,086
8.500%, 10/04/2017 (A)	300	345

		1,431

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/2020 (A)	930	1,050
Central China Real Estate
12.250%, 10/20/2015	300	333
China Oriental Group
8.000%, 08/18/2015	600	603
8.000%, 08/18/2015 (A)	650	653
Fosun International
7.500%, 05/12/2016	600	617
Hutchison Whampoa International 10
6.000%, 12/31/2049 (C)	264	276
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)	500	560
Hutchison Whampoa International 12 II
2.000%, 11/08/2017 (A)	200	200
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020	310	343
PCCW-HKT Capital No. 4
4.250%, 02/24/2016	337	361
Sino-Forest
10.250%, 07/28/2014 (B)	1,140	182
10.250%, 07/28/2014 (A) (B)	160	26
6.250%, 10/21/2017 (B)	2,140	342
6.250%, 10/21/2017 (A) (B)	158	25
Swire Pacific Financing MTN
4.500%, 02/28/2022	400	441
Yancoal International Resources Development
5.730%, 05/16/2022 (A)	308	315

		6,327

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	173

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hungary — 3.7%
Hungary Treasury Bills
6.816%, 01/02/2013	HUF	607,590	$2,797
Republic of Hungary
8.000%, 02/12/2015	HUF	1,392,200	6,725
7.750%, 08/24/2015	HUF	2,988,620	14,404
7.625%, 03/29/2041		930	1,065
7.000%, 06/24/2022	HUF	690,300	3,224
6.750%, 02/24/2017	HUF	980,000	4,598
6.750%, 11/24/2017	HUF	1,212,120	5,694
6.500%, 06/24/2019	HUF	167,000	774
6.375%, 03/29/2021		1,586	1,750
6.250%, 01/29/2020		790	868
6.000%, 01/11/2019	EUR	704	938
5.750%, 06/11/2018	EUR	2,448	3,238
5.500%, 05/06/2014	GBP	598	971
5.000%, 03/30/2016	GBP	253	400
3.500%, 07/18/2016	EUR	1,819	2,272

			49,718

India — 0.1%
ICICI Bank
5.750%, 11/16/2020		100	108
5.750%, 11/16/2020 (A)		127	138
Reliance Holdings USA
6.250%, 10/19/2040		550	640
5.400%, 02/14/2022 (A)		250	275
Vedanta Resources
8.250%, 06/07/2021		200	216
8.250%, 06/07/2021 (A)		200	216

			1,593

Indonesia — 5.1%
Adaro Indonesia
7.625%, 10/22/2019 (A)		480	530
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	699
Indosat Palapa
7.375%, 07/29/2020 (A)		210	236
JPMorgan Chase, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	127,400,000	14,843
5.625%, 05/15/2023	IDR	15,200,000	1,619
5.250%, 05/15/2018	IDR	22,300,000	2,364
Majapahit Holding
8.000%, 08/07/2019		100	126
8.000%, 08/07/2019 (A)		350	440
7.875%, 06/29/2037 (A)		215	295
7.750%, 10/17/2016		250	297
7.750%, 10/17/2016		160	190
7.750%, 01/20/2020 (A)		320	402
Pertamina Persero
6.500%, 05/27/2041 (A)		820	974

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.000%, 05/03/2042 (A)		1,450	$1,638
4.875%, 05/03/2022 (A)		550	599
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		390	438
5.250%, 10/24/2042 (A)		200	206
Republic of Indonesia
11.625%, 03/04/2019		408	620
11.625%, 03/04/2019		1,981	3,011
11.625%, 03/04/2019 (A)		1,960	2,979
11.000%, 10/15/2014	IDR	5,300,000	613
10.375%, 05/04/2014		170	191
8.500%, 10/12/2035		1,970	3,177
8.500%, 10/12/2035		1,200	1,935
8.500%, 10/12/2035		831	1,340
8.250%, 06/15/2032	IDR	71,748,000	9,169
7.750%, 01/17/2038		3,280	4,994
7.750%, 01/17/2038		170	259
7.500%, 01/15/2016		550	643
7.000%, 05/15/2022	IDR	24,500,000	2,854
6.875%, 01/17/2018		1,924	2,352
6.875%, 01/17/2018 (A)		100	122
6.625%, 05/15/2033	IDR	18,369,000	2,006
6.625%, 02/17/2037		70	95
6.625%, 02/17/2037		100	136
6.250%, 04/15/2017	IDR	17,400,000	1,901
5.875%, 03/13/2020 (A)		790	956
5.625%, 05/15/2023	IDR	8,980,000	956
4.875%, 05/05/2021		400	462
4.875%, 05/05/2021 (A)		550	635
3.750%, 04/25/2022		476	512
Sable International Finance
8.750%, 02/01/2020 (A)		300	343
Star Energy
11.500%, 02/12/2015 (A)		300	321

			68,478

Iraq — 0.5%
Republic of Iraq
5.800%, 01/15/2028		5,757	5,411
5.800%, 01/15/2028 (A)		620	583

			5,994

Israel — 0.2%
Israel Government Bond - Fixed
5.500%, 01/31/2022	ILS	9,600	2,950

Ivory Coast — 0.4%
Government of Ivory Coast
3.750%, 12/31/2032 (B)		6,497	5,912

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		500	550
8.250%, 09/30/2020		1,300	1,381

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.250%, 09/30/2020 (A)	200	$213

		2,144

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/2015	790	769

Kazakhstan — 1.9%
ATF Bank JSC
9.000%, 05/11/2016	400	395
BTA Bank
10.750%, 07/01/2018 (B)	4,300	1,725
10.750%, 07/01/2018 (A) (B)	1,502	603
0.000%, 06/30/2020 (A) (B)	2,772	319
Development Bank of Kazakhstan
5.500%, 12/20/2015 (A)	400	437
4.125%, 12/10/2022 (A)	530	523
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)	700	742
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	500	619
6.375%, 10/06/2020	660	787
Kazatomprom
6.250%, 05/20/2015	250	273
6.250%, 05/20/2015 (A)	900	984
Kazkommertsbank MTN
7.500%, 11/29/2016	800	707
Kazkommertsbank JSC Via Citigroup Global Markets
8.700%, 04/07/2014 (C) (D)	600	557
KazMunayGas National
11.750%, 01/23/2015	1,604	1,923
11.750%, 01/23/2015 (A)	180	216
9.125%, 07/02/2018	968	1,275
9.125%, 07/02/2018 (A)	2,828	3,726
8.375%, 07/02/2013	770	799
7.000%, 05/05/2020	600	747
7.000%, 05/05/2020 (A)	1,331	1,657
6.375%, 04/09/2021	200	244
6.375%, 04/09/2021 (A)	3,065	3,744
Tengizchevroil Finance
6.124%, 11/15/2014	229	238
Zhaikmunai Via Zhaikmunai International BV
7.125%, 11/13/2019 (A)	1,570	1,611

		24,851

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/2020	700	848

Latvia — 0.1%
Republic of Latvia
5.250%, 06/16/2021 (A)	540	626

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Lithuania — 1.2%
Republic of Lithuania
7.375%, 02/11/2020		761	$984
7.375%, 02/11/2020 (A)		800	1,034
6.625%, 02/01/2022		1,300	1,654
6.625%, 02/01/2022 (A)		750	954
6.125%, 03/09/2021		5,790	7,086
6.125%, 03/09/2021 (A)		1,716	2,100
5.125%, 09/14/2017		350	394
5.125%, 09/14/2017 (A)		540	607
4.850%, 02/07/2018	EUR	1,050	1,526

			16,339

Malaysia — 4.4%
Axiata SPV1 Labuan
5.375%, 04/28/2020		290	330
IOI Investment L MTN
4.375%, 06/27/2022		200	207
Malaysia Government Bond
4.392%, 04/15/2026	MYR	10,900	3,864
4.262%, 09/15/2016	MYR	29,050	9,919
4.160%, 07/15/2021	MYR	11,520	3,958
4.012%, 09/15/2017	MYR	30,580	10,391
3.892%, 03/15/2027	MYR	1,122	377
3.580%, 09/28/2018	MYR	7,300	2,431
3.492%, 03/31/2020	MYR	683	225
3.418%, 08/15/2022	MYR	15,686	5,126
3.314%, 10/31/2017	MYR	7,270	2,396
3.197%, 10/15/2015	MYR	34,030	11,216
Penerbangan Malaysia Berhad
5.625%, 03/15/2016		741	837
Petronas Capital
7.875%, 05/22/2022		858	1,240
5.250%, 08/12/2019		150	180
5.250%, 08/12/2019 (A)		4,444	5,342
Petronas Capital Registered
7.875%, 05/22/2022		46	67
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		410	474

			58,580

Mexico — 8.6%
Alpek
4.500%, 11/20/2022		200	206
America Movil
3.125%, 07/16/2022		200	206
2.375%, 09/08/2016		250	261
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (A)		232	234
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/2021 (A)		1,472	1,384

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	175

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

BBVA Bancomer
6.750%, 09/30/2022 (A)		500	$559
6.008%, 05/17/2022 (C)		600	615
Cemex
9.000%, 01/11/2018		250	264
9.000%, 01/11/2018 (A)		344	364
Cemex Espana Luxembourg
9.500%, 12/14/2016		400	430
9.250%, 05/12/2020		500	531
9.250%, 05/12/2020 (A)		789	838
Cemex Finance LLC
9.375%, 10/12/2022 (A)		200	215
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	648
4.875%, 05/26/2021		200	226
4.875%, 05/26/2021 (A)		300	339
Desarrolladora Homex
9.750%, 03/25/2020 (A)		700	742
GEO
9.250%, 06/30/2020		398	418
8.875%, 03/27/2022 (A)		200	210
Grupo Bimbo
4.875%, 06/30/2020 (A)		215	245
4.500%, 01/25/2022 (A)		100	110
Grupo Senda
10.500%, 10/03/2015		4,390	4,522
Grupo Televisa
6.000%, 05/15/2018		174	208
Mexican Bonos
10.000%, 11/20/2036	MXP	44,600	4,876
8.500%, 05/31/2029	MXP	43,730	4,189
8.500%, 11/18/2038	MXP	77,800	7,450
8.000%, 12/17/2015	MXP	16,488	1,385
8.000%, 06/11/2020	MXP	1,800	163
7.750%, 05/29/2031	MXP	66,354	5,905
7.750%, 11/13/2042	MXP	11,800	1,047
7.500%, 06/03/2027	MXP	104,150	9,211
7.000%, 06/19/2014	MXP	9,439	754
6.500%, 06/10/2021	MXP	61,903	5,156
6.500%, 06/09/2022	MXP	138,560	11,517
6.250%, 06/16/2016	MXP	25,280	2,034
6.000%, 06/18/2015	MXP	47,300	3,756
5.000%, 06/15/2017	MXP	14,610	1,125
Mexican Udibonos
2.500%, 12/10/2020	MXP	20,670	8,389
Mexichem
6.750%, 09/19/2042 (A)		419	457
4.875%, 09/19/2022		200	211
Mexico Cetes
4.394%, 12/13/2012	MXP	440,000	3,400
NII Capital
10.000%, 08/15/2016		1,065	905
7.625%, 04/01/2021		476	328
Oceanografia
11.250%, 07/15/2015		1,386	1,040

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pemex Finance
9.150%, 11/15/2018		1,895	$2,368
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,670	2,113
5.750%, 03/01/2018		934	1,093
Petroleos Mexicanos
8.000%, 05/03/2019		410	538
6.500%, 06/02/2041		150	189
6.500%, 06/02/2041 (A)		30	38
6.500%, 06/02/2041 (A)		980	1,232
6.000%, 03/05/2020		120	144
6.000%, 03/05/2020 (A)		80	96
5.500%, 06/27/2044 (A)		190	209
Southern Copper
6.750%, 04/16/2040		162	191
5.250%, 11/08/2042		225	220
3.500%, 11/08/2022		99	101
United Mexican States MTN
8.300%, 08/15/2031		400	648
7.500%, 04/08/2033		450	688
6.050%, 01/11/2040		2,134	2,883
5.950%, 03/19/2019		400	494
5.750%, 10/12/2110		7,168	8,673
5.625%, 01/15/2017		466	543
5.125%, 01/15/2020		1,040	1,245
4.750%, 03/08/2044		1,424	1,628
3.625%, 03/15/2022		310	341
United Mexican States, Ser A MTN
6.750%, 09/27/2034		1,219	1,757
Urbi Desarrollos Urbanos
9.750%, 02/03/2022 (A)		800	722
9.500%, 01/21/2020		100	90

			115,317

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 12/05/2022 (A)		400	401
Mongolian Mining MTN
8.875%, 03/29/2017		400	413

			814

Morocco — 0.0%
Kingdom of Morocco
4.500%, 10/05/2020	EUR	200	259

Nigeria — 0.4%
Afren
11.500%, 02/01/2016		400	464
11.500%, 02/01/2016 (A)		700	812
10.250%, 04/08/2019 (A)		400	465
Republic of Nigeria
16.390%, 01/27/2022	NGN	80,000	623
16.000%, 06/29/2019	NGN	186,000	1,360
16.000%, 06/29/2019	NGN	50,000	365
6.750%, 01/28/2021 (A)		750	876

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

UBS
7.396%, 09/04/2017 (A) (C)		800	$554

			5,519

Pakistan — 0.1%
Pakistan Mobile Communications
8.625%, 11/13/2013 (A)		330	322
Republic of Pakistan
7.125%, 03/31/2016		450	417
6.875%, 06/01/2017		630	575

			1,314

Panama — 1.0%
ENA Norte Trust
4.950%, 04/25/2023		300	308
Republic of Panama
9.375%, 01/16/2023		595	870
9.375%, 04/01/2029		2,424	4,139
8.875%, 09/30/2027		1,495	2,437
8.125%, 04/28/2034		2,249	3,244
7.250%, 03/15/2015		405	458
7.125%, 01/29/2026		100	143
6.700%, 01/26/2036		810	1,155

			12,754

Peru — 1.6%
Ajecorp
6.500%, 05/14/2022 (A)		200	216
Azucarera del Peru
6.375%, 08/02/2022		124	134
Banco de Credito del Peru
5.375%, 09/16/2020		10	11
5.375%, 09/16/2020 (A)		306	341
BBVA Banco Continental
5.000%, 08/26/2022 (A)		195	210
CFG Investment SAC
9.750%, 07/30/2019		550	452
Inkia Energy
8.375%, 04/04/2021 (A)		348	384
Interoceanica IV Finance
3.989%, 11/30/2025 (A)		686	449
3.244%, 11/30/2018 (A)		272	236
2.664%, 11/30/2018		515	446
Peru Enhanced Pass- Through Finance
6.527%, 05/31/2018		323	291
4.266%, 06/02/2025 (A)		1,000	670
3.172%, 05/31/2018 (A)		365	328
Republic of Peru
8.750%, 11/21/2033		3,644	6,393
8.600%, 08/12/2017	PEI	2,260	1,077
8.375%, 05/03/2016		380	471
8.200%, 08/12/2026	PEI	5,440	2,913
7.840%, 08/12/2020	PEI	8,498	4,088
7.350%, 07/21/2025		1,170	1,708

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.125%, 03/30/2019		140	$184
6.950%, 08/12/2031	PEI	1,500	721
Volcan Cia Minera SAA
5.375%, 02/02/2022 (A)		112	121

			21,844

Philippines — 2.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	425
National Power
9.625%, 05/15/2028		1,100	1,749
Power Sector
7.390%, 12/02/2024 (A)		650	915
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024		150	211
Republic of Philippines
10.625%, 03/16/2025		1,636	2,883
9.500%, 02/02/2030		4,788	8,379
8.375%, 06/17/2019		360	500
7.750%, 01/14/2031		2,427	3,756
6.500%, 01/20/2020		640	825
6.375%, 10/23/2034		600	848
6.250%, 01/14/2036	PHP	64,000	1,861
6.125%, 10/24/2037	PHP	47,895	1,238
5.500%, 03/30/2026		620	789
5.000%, 01/13/2037		500	610
4.950%, 01/15/2021	PHP	—	—
4.000%, 01/15/2021		1,093	1,239
3.900%, 11/26/2022	PHP	67,000	1,675

			27,903

Poland — 6.3%
CEDC Finance International
8.875%, 12/01/2016	EUR	500	327
Eileme 2
11.625%, 01/31/2020 (A)		1,350	1,546
Polish Television Holding MTN
11.000%, 11/15/2014 (A) (D)	EUR	700	972
Republic of Poland
6.375%, 07/15/2019		7,772	9,715
6.250%, 10/24/2015	PLN	3,300	1,123
5.750%, 04/25/2014	PLN	1,040	339
5.750%, 10/25/2021	PLN	16,535	5,941
5.750%, 09/23/2022	PLN	24,132	8,750
5.500%, 04/25/2015	PLN	25,160	8,337
5.500%, 10/25/2019	PLN	8,000	2,807
5.250%, 10/25/2017	PLN	4,988	1,701
5.125%, 04/21/2021		200	237
5.000%, 10/24/2013	PLN	3,850	1,232
5.000%, 04/25/2016	PLN	15,750	5,223
5.000%, 03/23/2022		5,229	6,179
4.750%, 10/25/2016	PLN	5,500	1,819
4.750%, 04/25/2017	PLN	20,930	6,952

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	177

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.566%, 01/25/2014	PLN	23,410	$7,118
3.000%, 08/24/2016	PLN	29,282	9,845
3.000%, 03/17/2023		750	749
2.750%, 08/25/2023	PLN	6,499	2,261
1.335%, 07/25/2013	PLN	1,710	529
TVN Finance II
10.750%, 11/15/2017	EUR	200	286
10.750%, 11/15/2017 (A)	EUR	200	286

			84,274

Qatar — 1.0%
Doha Finance MTN
3.500%, 03/14/2017		300	310
Qtel International Finance MTN
7.875%, 06/10/2019		860	1,114
5.000%, 10/19/2025		200	223
5.000%, 10/19/2025 (A)		372	416
4.750%, 02/16/2021		300	336
4.750%, 02/16/2021 (A)		504	564
3.375%, 10/14/2016		200	209
Ras Laffan Liquefied Natural Gas II
5.298%, 09/30/2020		399	447
Ras Laffan Liquefied Natural Gas III
5.832%, 09/30/2016		162	178
State of Qatar
9.750%, 06/15/2030		707	1,269
6.550%, 04/09/2019		348	437
6.400%, 01/20/2040		230	322
6.400%, 01/20/2040 (A)		438	613
5.750%, 01/20/2042 (A)		850	1,105
5.250%, 01/20/2020		1,208	1,443
5.250%, 01/20/2020 (A)		3,236	3,867

			12,853

Romania — 0.6%
Romanian Government International Bond MTN
6.750%, 02/07/2022		2,788	3,293
6.750%, 02/07/2022 (A)		390	461
6.500%, 06/18/2018	EUR	2,450	3,527
6.000%, 10/19/2013	RON	2,050	589
5.850%, 07/28/2014	RON	1,280	365

			8,235

Russia — 6.3%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021 (A)		1,110	1,215
7.500%, 09/26/2019		450	468
7.500%, 09/26/2019 (A)		475	495
Brunswick Rail Finance
6.500%, 11/01/2017 (A)		650	662
Credit Suisse, CLN (Russian Foreign Bond)
7.600%, 04/14/2021	RUB	245,200	8,316

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Edel Capital for Sinek Capital SA
7.700%, 08/03/2015		600	$632
Evraz Group
9.500%, 04/24/2018		700	781
6.750%, 04/27/2018		600	600
6.750%, 04/27/2018 (A)		200	200
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (A)		600	606
Gazprom OAO Via Gaz Capital
4.950%, 07/19/2022 (A)		932	991
Lukoil International Finance
6.656%, 06/07/2022		100	120
6.125%, 11/09/2020		200	227
Metalloinvest Finance
6.500%, 07/21/2016		400	413
MTS International
8.625%, 06/22/2020 (A)		1,550	1,932
Novatek Finance
5.326%, 02/03/2016		375	400
OAO TMK Capital
7.750%, 01/27/2018		1,200	1,232
Promsvyazbank Via PSB Finance
10.200%, 11/06/2019 (A)		450	449
8.500%, 04/25/2017		200	203
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)		820	820
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (A)		415	439
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		1,974	3,933
7.850%, 03/10/2018	RUB	350,000	12,264
7.600%, 07/20/2022	RUB	40,900	1,378
7.500%, 03/15/2018	RUB	106,200	3,568
7.500%, 03/31/2030 (D)		14,892	18,930
7.500%, 03/31/2030 (D)		1,932	2,456
5.625%, 04/04/2042 (A)		1,000	1,243
5.000%, 04/29/2020		200	234
3.250%, 04/04/2017 (A)		1,200	1,273
Russian Railways via RZD Capital
5.700%, 04/05/2022		399	447
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/2017		500	512
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022		300	336
6.125%, 02/07/2022 (A)		200	224
6.125%, 02/07/2022 (A)		290	325
5.125%, 10/29/2022 (A)		275	277
SCF Capital
5.375%, 10/27/2017 (A)		900	900
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		304	324

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.900%, 10/17/2022	200	$198
5.900%, 10/17/2022 (A)	202	200
Severstal via Steel Capital
6.250%, 07/26/2016	901	948
Teorema Holding
11.000%, 10/27/2009 (B) (E)	2,000	200
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	340	356
VimpelCom Holdings
7.504%, 03/01/2022	200	218
7.504%, 03/01/2022 (A)	600	655
6.255%, 03/01/2017	200	209
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018	500	584
9.125%, 04/30/2018 (A)	400	468
7.748%, 02/02/2021 (A)	1,490	1,652
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	1,420	1,674
6.902%, 07/09/2020 (A)	835	984
6.800%, 11/22/2025	130	153
6.800%, 11/22/2025 (A)	600	706
6.025%, 07/05/2022 (A)	1,060	1,186
5.450%, 11/22/2017 (A)	340	370
VTB Bank Via VTB Capital
6.315%, 02/22/2018	846	908
6.000%, 04/12/2017 (A)	1,500	1,586
VTB Capital
6.875%, 05/29/2018	370	405
6.551%, 10/13/2020 (A)	960	1,032
6.250%, 06/30/2035	396	422

		84,939

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/2015	500	542
10.750%, 02/18/2015 (A)	150	163
Saudi Electricity Global Sukuk
4.211%, 04/03/2022	500	541
2.665%, 04/03/2017	200	206

		1,452

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	400	474
8.750%, 05/13/2021 (A)	650	770

		1,244

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/2021	900	1,015
7.250%, 09/28/2021 (A)	600	676
5.250%, 11/21/2017 (A)	200	205

		1,896

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Singapore — 0.5%
Bakrie Telecom
11.500%, 05/07/2015		442	$192
DBS Bank
3.625%, 09/21/2022 (C)		200	210
MMI International
8.000%, 03/01/2017		250	265
Oversea-Chinese Banking
3.150%, 03/11/2023 (A) (C)		219	222
PSA International Pte MTN
3.875%, 02/11/2021		100	110
Sea Production
4.743%, 02/14/2014		5,107	4,545
SingTel Group Treasury Pte
4.500%, 09/08/2021		200	230
SP PowerAssets MTN
2.700%, 09/14/2022		300	296
Yanlord Land Group
9.500%, 05/04/2017		300	322

			6,392

Slovak Republic — 0.1%
Slovakia Government International Bond
4.375%, 05/21/2022 (A)		1,403	1,510

Slovenia — 0.1%
Slovenia Government International Bond
5.500%, 10/26/2022 (A)		991	989

South Africa — 7.0%
African Bank MTN
8.125%, 02/24/2017		500	545
AngloGold Ashanti Holdings
5.125%, 08/01/2022		225	224
Edcon Pty
9.500%, 03/01/2018	EUR	500	603
3.502%, 06/15/2014 (C)	EUR	925	1,141
Eskom Holdings
5.750%, 01/26/2021 (A)		683	765
Gold Field Orogen
4.875%, 10/07/2020		200	194
Myriad International Holding
6.375%, 07/28/2017		340	386
Republic of South Africa
13.500%, 09/15/2015	ZAR	34,700	4,702
10.500%, 12/21/2026	ZAR	92,291	12,984
8.500%, 06/23/2017		3,038	3,794
8.250%, 09/15/2017	ZAR	41,800	5,149
8.000%, 12/21/2018	ZAR	165,980	20,353
7.750%, 02/28/2023	ZAR	98,026	11,546
7.250%, 01/15/2020	ZAR	28,800	3,379

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	179

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.000%, 02/28/2031	ZAR	43,309	$4,351
6.875%, 05/27/2019		4,767	6,033
6.750%, 03/31/2021	ZAR	95,790	10,852
6.500%, 02/28/2041	ZAR	9,900	887
6.250%, 03/08/2041		390	527
5.875%, 05/30/2022		700	870
5.500%, 03/09/2020		1,054	1,257
4.665%, 01/17/2024		1,500	1,703
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)		400	424
Transnet MTN
4.500%, 02/10/2016 (A)		370	392
Transnet SOC
4.000%, 07/26/2022 (A)		305	304

			93,365

South Korea — 0.2%
Industrial Bank of Korea
2.375%, 07/17/2017 (A)		200	204
Korea East-West Power
2.500%, 07/16/2017 (A)		202	206
Korea Electric Power
3.000%, 10/05/2015 (A)		200	209
Korea Expressway
1.875%, 10/22/2017		200	199
Korea Hydro & Nuclear Power
4.750%, 07/13/2021		200	228
3.000%, 09/19/2022 (A)		294	293
Korea Western Power MTN
3.125%, 05/10/2017 (A)		362	379
KT
3.875%, 01/20/2017		200	214
SK Telecom MTN
2.125%, 05/01/2018 (A)		203	204

			2,136

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	383
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/2015 (A)		170	184
6.250%, 10/04/2020		650	712
6.250%, 07/27/2021 (A)		530	580
5.875%, 07/25/2022 (A)		200	215

			2,074

Supra-National — 0.2%
Andina de Fomento
4.375%, 06/15/2022		816	885
Inter-American Development Bank MTN
0.000%, 08/20/2015	IDR	18,690,000	1,672

			2,557

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Thailand — 2.9%
Bangkok Bank
2.750%, 03/27/2018 (A)		202	$203
PTT
4.500%, 10/25/2042 (A)		205	206
PTT Global Chemical
4.250%, 09/19/2022 (A)		200	206
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	230
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	118
3.775%, 06/25/2032	THB	31,000	973
3.650%, 12/17/2021	THB	188,110	6,198
3.625%, 05/22/2015	THB	313,560	10,393
3.625%, 06/16/2023	THB	65,983	2,155
3.580%, 12/17/2027	THB	35,211	1,116
3.450%, 03/08/2019	THB	44,700	1,471
3.250%, 06/16/2017	THB	223,563	7,332
2.800%, 10/10/2017	THB	112,000	3,595
Thailand Government Index-Linked Bond
1.200%, 07/14/2021	THB	155,134	5,126

			39,322

Trinidad & Tobago — 0.2%
Petroleum of Trinidad & Tobago
9.750%, 08/14/2019 (A)		1,153	1,525
6.000%, 05/08/2022		479	522

			2,047

Turkey — 6.6%
Akbank
5.000%, 10/24/2022 (A)		230	244
3.875%, 10/24/2017 (A)		150	154
Anadolu Efes Biracilik Ve Malt Sanayii
3.375%, 11/01/2022 (A)		200	199
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	228
5.375%, 11/04/2016 (A)		410	447
Republic of Turkey
11.875%, 01/15/2030		665	1,326
10.500%, 01/15/2020	TRY	5,800	3,920
10.000%, 12/04/2013	TRY	1,400	816
10.000%, 06/17/2015	TRY	1,600	981
9.500%, 01/12/2022	TRY	6,250	4,101
9.000%, 03/05/2014	TRY	590	343
9.000%, 05/21/2014	TRY	7,310	4,699
9.000%, 01/27/2016	TRY	2,710	1,639
9.000%, 03/08/2017	TRY	11,610	7,157
8.695%, 07/17/2013	TRY	14,185	7,663
8.000%, 02/14/2034		1,380	2,106
7.500%, 09/24/2014	TRY	3,420	1,968

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 07/14/2017		1,905	$2,328
7.500%, 11/07/2019		1,437	1,870
7.375%, 02/05/2025		1,020	1,402
7.250%, 03/15/2015		460	515
7.250%, 03/05/2038		490	713
7.000%, 09/26/2016		460	541
7.000%, 03/11/2019		280	350
7.000%, 06/05/2020		110	141
6.875%, 03/17/2036		1,210	1,666
6.858%, 05/15/2013	TRY	4,500	2,455
6.750%, 04/03/2018		4,787	5,798
6.750%, 05/30/2040		414	570
6.649%, 03/20/2013	TRY	3,898	2,147
6.250%, 09/26/2022		260	326
6.000%, 01/14/2041		1,140	1,459
5.625%, 03/30/2021		310	371
5.125%, 03/25/2022		3,237	3,780
4.500%, 02/11/2015	TRY	5,123	3,176
4.000%, 04/29/2015	TRY	12,285	7,539
4.000%, 04/01/2020	TRY	3,436	2,290
3.000%, 02/23/2022	TRY	15,236	9,819
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		200	219
4.000%, 09/13/2017 (A)		300	311
Turkiye Is Bankasi
3.875%, 11/07/2017 (A)		310	321
Yapi Ve Kredi Bankasi
5.500%, 12/06/2022		200	200
Yuksel Insaat
9.500%, 11/10/2015		358	279

			88,577

Ukraine — 1.9%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		5,247	5,168
DTEK Finance
9.500%, 04/28/2015		700	697
9.500%, 04/28/2015 (A)		490	488
Ferrexpo Finance
7.875%, 04/07/2016		1,500	1,447
7.875%, 04/07/2016 (A)		205	198
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (A)		744	744
8.375%, 11/03/2017 (A)		650	644
Government of Ukraine
9.250%, 07/24/2017		1,850	2,017
9.250%, 07/24/2017 (A)		2,161	2,364
7.950%, 02/23/2021 (A)		350	371
7.800%, 11/28/2022 (A)		2,131	2,179
7.750%, 09/23/2020		400	419
6.875%, 09/23/2015		150	151
6.875%, 09/23/2015 (A)		1,211	1,215
6.580%, 11/21/2016		240	239

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.250%, 06/17/2016		200	$198
6.250%, 06/17/2016 (A)		700	694
Metinvest
10.250%, 05/20/2015		1,200	1,221
8.750%, 02/14/2018		600	571
8.750%, 02/14/2018 (A)		341	324
MHP
10.250%, 04/29/2015 (A)		1,600	1,636
Mriya Agro Holding
10.950%, 03/30/2016 (A)		317	312
NAK Naftogaz Ukraine
9.500%, 09/30/2014		1,533	1,571
Oschadbank Via SSB #1
8.250%, 03/10/2016		430	410

			25,278

United Arab Emirates — 1.1%
Atlantic Finance
10.750%, 05/27/2014 (D)		750	819
Dolphin Energy
5.888%, 06/15/2019		84	95
5.888%, 06/15/2019		368	415
5.888%, 06/15/2019 (A)		84	95
DP World MTN
6.850%, 07/02/2037		1,800	2,007
DP World Sukuk
6.250%, 07/02/2017		200	225
Dubai DOF Sukuk MTN
6.396%, 11/03/2014		340	366
Dubai Electricity & Water Authority
8.500%, 04/22/2015		1,052	1,190
8.500%, 04/22/2015 (A)		170	192
7.375%, 10/21/2020		340	410
7.375%, 10/21/2020 (A)		1,610	1,943
Dubai Holding Commercial Operations MTN
4.750%, 01/30/2014	EUR	1,600	2,019
Dubai Holding MTN
6.000%, 02/01/2017	GBP	50	77
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020		860	1,062
6.700%, 10/05/2015		200	221
Emirates Airlines
5.125%, 06/08/2016		320	336
IPIC GMTN MTN
5.500%, 03/01/2022		400	464
5.500%, 03/01/2022 (A)		217	252
3.750%, 03/01/2017 (A)		350	372
Jafz Sukuk
7.000%, 06/19/2019		250	284
MAF Global Securities MTN
5.250%, 07/05/2019		950	999
MAF SUKUK MTN
5.850%, 02/07/2017		200	219

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	181

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pyrus
7.500%, 12/20/2015	700	$782

		14,844

United States — 0.5%
Citigroup Funding MTN
16.390%, 01/31/2022 (A)	1,300	1,384
7.000%, 10/25/2019 (A)	1,100	1,170
6.000%, 08/16/2018	4,745	4,649

		7,203

Uruguay — 0.6%
Republic of Uruguay PIK
7.875%, 01/15/2033	978	1,514
Republic of Uruguay
8.000%, 11/18/2022	1,087	1,584
7.625%, 03/21/2036	2,444	3,787
6.875%, 09/28/2025	364	513
4.125%, 11/20/2045	150	150

		7,548

Venezuela — 2.7%
Government of Venezuela
13.625%, 08/15/2018	497	549
13.625%, 08/15/2018	2,130	2,439
12.750%, 08/23/2022	7,365	8,238
11.950%, 08/05/2031	3,772	3,989
11.950%, 08/05/2031	12	13
11.750%, 10/21/2026	2,418	2,534
10.750%, 09/19/2013	210	217
9.250%, 09/15/2027	783	736
9.250%, 05/07/2028	570	524
9.000%, 05/07/2023	1,244	1,141
8.500%, 10/08/2014	500	514
8.250%, 10/13/2024	550	472
7.750%, 10/13/2019	580	528
7.650%, 04/21/2025	330	272
7.000%, 12/01/2018	1,409	1,271
7.000%, 03/31/2038	90	68
6.000%, 12/09/2020	380	304
Petroleos de Venezuela
12.750%, 02/17/2022	320	346
8.500%, 11/02/2017	1,600	1,512
5.500%, 04/12/2037	590	392
5.375%, 04/12/2027	940	639
5.250%, 04/12/2017	430	359
5.000%, 10/28/2015	781	699
4.900%, 10/28/2014	141	133
4.900%, 10/28/2014	9,264	8,778

		36,667

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016	440	484

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.750%, 01/29/2020		580	$669
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)		400	388

			1,541

Zambia — 0.0%
First Quantum Minerals
7.250%, 10/15/2019 (A)		250	251
Zambia Government International Bond
5.375%, 09/20/2022		300	299

			550

Total Global Bonds (Cost $1,082,074) ($ Thousands)			1,177,988

LOAN PARTICIPATIONS — 0.5%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/2016 (E) (F)	EUR	867	1,051

Brazil — 0.0%
Virgolino de Oliveira
5.551%, 11/03/2015		459	450

Indonesia — 0.2%
PT Bumi Resources
11.243%, 08/07/2013		1,973	1,886
PT Bumi, Ser Tranche A
15.000%, 01/18/2013		394	177
PT Bumi, Ser Tranche B
15.000%, 01/18/2013		315	142

			2,205

Singapore — 0.1%
Morton Bay Senior
6.220%, 01/31/2013 (E) (F)		3,020	2,184

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2018		1,008	544
1.000%, 09/30/2015		500	290

			834

Total Loan Participations (Cost $8,191) ($ Thousands )			6,724

CONVERTIBLE BONDS — 0.1%
Dana Gas Sukuk CV to 19.076 Shares
7.500%, 10/31/2012		1,100	892
Sino-Forest CV to 47.2619 Shares
4.250%, 12/15/2016 (B)		50	8
4.250%, 12/15/2016 (A) (B)		1,981	317

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description			Face Amount (1) (Thousands)	Market Value ($ Thousands)

Suzlon Energy CV to 533.2762 Shares
5.248%, 07/25/2014		$	500	$275

Total Convertible Bonds (Cost $2,055) ($ Thousands)				1,492

TIME DEPOSITS — 5.0%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR		688	77
0.030%, 12/01/2012			65,795	65,795
0.010%, 12/01/2012	SGD		—	—
0.005%, 12/01/2012	CHF		—	—
(0.030)%, 12/01/2012	EUR		996	1,295

Total Time Deposits (Cost $67,167) ($ Thousands)				67,167

Total Investments — 93.2% (Cost $1,159,487) ($ Thousands)				$1,253,371

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(9)	Dec-2012	$6
U.S. 10-Year Treasury Note	33	Mar-2013	7
U.S. Ultra Long Treasury Bond	(2)	Mar-2013	(1)

			$12

For the period ended November 30, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
12/3/12-2/27/13	USD	46,674	RUB	1,473,064	$663
12/3/12-5/28/13	CNY	36,690	USD	5,778	(104)
12/3/12-7/25/13	USD	4,116	CNY	26,260	97
12/4/12-2/4/13	USD	31,574	BRL	65,178	(765)
12/4/12-3/4/13	BRL	71,674	USD	34,345	485
12/5/12-12/31/12	EUR	35,106	USD	44,944	(718)
12/5/12-12/31/12	USD	7,245	EUR	5,620	65
12/5/12-2/8/13	PHP	98,068	USD	2,384	(19)
12/5/12-2/11/13	INR	876,946	USD	15,893	(111)
12/5/12-2/28/13	USD	15,913	INR	864,964	(117)
12/5/12-3/15/13	USD	9,142	PHP	376,403	82
12/6/12-12/21/12	COP	17,510,840	USD	9,624	(14)
12/6/12-2/1/13	RUB	704,805	USD	22,314	(326)
12/6/12-2/28/13	USD	9,103	COP	16,713,023	69
12/7/12-1/14/13	PEI	5,555	USD	2,133	(19)
12/7/12-1/18/13	CLP	869,336	USD	1,804	1
12/7/12-1/18/13	USD	2,369	PEI	6,169	21
12/7/12-1/31/13	PLN	36,582	USD	11,403	(118)
12/7/12-1/31/13	USD	17,444	PLN	56,516	393
12/7/12-2/7/13	PLN	53,742	EUR	13,039	(22)
12/7/12-2/15/13	MXP	247,253	USD	18,806	(271)
12/7/12-2/15/13	USD	38,424	MXP	501,577	252

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
12/7/12-2/28/13	EUR	20,712	PLN	85,795	$91
12/13/12-1/23/13	TRY	24,390	USD	13,608	(27)
12/13/12-1/31/13	USD	18,401	TRY	33,241	143
12/18/12	EUR	239	HUF	67,952	3
12/18/12	KRW	1,333,765	USD	1,220	(12)
12/18/12-1/22/13	USD	3,408	CLP	1,643,189	1
12/18/12-1/28/13	USD	1,501	RON	5,297	17
12/18/12-2/14/13	HUF	1,688,058	EUR	5,871	(137)
12/18/12-2/15/13	USD	13,041	KRW	14,286,767	148
12/19/12	MYR	2,021	USD	656	(8)
12/19/12	THB	95,663	USD	3,097	(18)
12/19/12	USD	1,077	IDR	10,390,767	5
12/19/12-1/14/13	USD	3,199	THB	98,494	6
12/19/12-1/17/13	IDR	98,102,570	USD	10,169	(20)
12/19/12-2/22/13	USD	23,708	MYR	72,951	200
12/20/12	EUR	1,014	CZK	25,828	12
12/20/12-1/14/13	CZK	113,955	EUR	4,524	13
12/31/12	GBP	911	USD	1,448	(12)
1/10/13	ILS	4,100	USD	1,048	(27)
1/14/13	TWD	184,952	USD	6,384	16
1/31/13	CZK	36,896	USD	1,896	(6)
1/31/13	HUF	794,107	USD	3,637	(12)
1/31/13	USD	1,953	CZK	37,632	(13)
1/31/13-2/8/13	ZAR	60,468	USD	6,737	(14)
2/8/13	USD	1,542	ZAR	13,789	(4)
2/21/13	USD	950	ILS	3,763	35
3/4/13	USD	504	ARS	2,599	(1)
7/17/13-7/17/15	CNH	224,004	USD	34,290	(1,302)
7/17/13-7/17/15	USD	34,223	CNH	224,004	1,368

					$(31)

A list of the counterparties for the open forward foreign currency is as follows: contracts held by the Fund at November 30, 2012,

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	(12,062)	12,240	$178
Barclays PLC	(143,894)	144,012	118
Citigroup	(178,891)	178,895	4
Deutsche Bank	(60,980)	60,803	(177)
Goldman Sachs	(7,418)	7,423	5
HSBC	(90,023)	90,167	144
JPMorgan Chase Bank	(55,280)	55,050	(230)
Standard Bank	(6,080)	6,100	20
UBS	(46,358)	46,265	(93)

			$(31)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	183

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2012

A list of outstanding swap agreements held by the Fund at November 30, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6-Month	2.77%	06/14/32	SGD	2,380	$55
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6-Month	06/14/22	SGD	4,110	(81)
Barclays Bank PLC	Brazil Interbank Deposit Rate	9.04%	01/02/17	BRL	4,135	35
HSBC	Brazil Interbank Deposit Rate	9.14%	01/02/17	BRL	2,162	23

						$32

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citibank	CDX.EM.15-V1 Index	SELL	1.00%	12/20/22	$(700)	$4

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Russia Government Bond - Ofz , 7.1%, 3/13/2014	Cash Deposit Of Notional Amount	Price Return	03/13/2014	RUB	223	$412
Deutsche Bank	Russia Government Bond - Ofz , 7.1%, 3/13/2014	Cash Deposit Of Notional Amount	Price Return	03/13/2014	RUB	15	33
Deutsche Bank	Russia Government Bond - Ofz , 6.9%, 8/3/2016	Cash Deposit Of Notional Amount	Price Return	08/03/2016	RUB	384	1,106
Deutsche Bank	Russia Government Bond - Ofz , 6.9%, 8/3/2016	Cash Deposit Of Notional Amount	Price Return	08/03/2016	RUB	47	151
Deutsche Bank	Russia Government Bond - Ofz , 7.4%, 4/19/2017	Cash Deposit Of Notional Amount	Price Return	04/19/2017	RUB	40	71
Deutsche Bank	Russia Government Bond - Ofz , 7.4%, 4/19/2017	Cash Deposit Of Notional Amount	Price Return	04/19/2017	RUB	23	39
HSBC	Russia Government Bond - Ofz , 7.4%, 6/14/2017	Cash Deposit Of Notional Amount	Price Return	06/14/2017	RUB	59	158
HSBC	Russia Government Bond - Ofz , 7.4%, 6/14/2017	Cash Deposit Of Notional Amount	Price Return	06/14/2017	RUB	50	131
Deutsche Bank	Russia Government Bond - Ofz , 7.5%, 3/15/2018	Cash Deposit Of Notional Amount	Price Return	03/15/2018	RUB	23	56
Deutsche Bank	Russia Government Bond - Ofz , 7.5%, 3/15/2018	Cash Deposit Of Notional Amount	Price Return	03/15/2018	RUB	5	11
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	197	730
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	23	58
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	26	83
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	79,600	112
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,600	7

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Standard Chartered London	India Government Bond 7.8% 04/11/2021	Cash Deposit Of Notional Amount	Price Return	04/11/2021	INR	302	(48)
Deutsche Bank	Russia Government Bond - Ofz , 7.6%, 4/14/2021	Cash Deposit Of Notional Amount	Price Return	04/14/2021	RUB	93	371
Deutsche Bank	Russia Government Bond - Ofz , 7.6%, 4/14/2021	Cash Deposit Of Notional Amount	Price Return	04/14/2021	RUB	21	67
Standard Chartered London	Indonesia Government Bond, 12.800%, 6/15/2021	Cash Deposit Of Notional Amount	Price Return	06/15/2021	IDR	8,200	67
HSBC	Russia Government Bond - Ofz , 7.6%, 7/20/2022	Cash Deposit Of Notional Amount	Price Return	07/20/2022	RUB	42	180
HSBC	Indonesia Government Bond, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900	104
HSBC	Russia Government Bond - Ofz, 8.150%, 2/3/2027	Cash Deposit Of Notional Amount	Price Return	02/03/2027	RUB	40	209
HSBC	Russia Government Bond - Ofz, 8.150%, 2/3/2027	Cash Deposit Of Notional Amount	Price Return	02/03/2027	RUB	39	196
HSBC	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	29,500	219
Standard Chartered London	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	11,600	67
HSBC	Indonesia Government Bond, 9.500%, 7/15/2031	Cash Deposit Of Notional Amount	Price Return	07/15/2031	IDR	6,600	56
HSBC	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	19,400	129
Standard Chartered London	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	14,500	100
Standard Chartered London	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	12,600	75

							$4,950

For the period ended November 30, 2012,, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,344,190 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds —The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $3,435 ($ Thousands) and represented 0.26% of Net Assets.

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2012 was $3,235 ($ Thousands) and represented 0.24% of Net Assets.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	185

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2012

ARS — Argentine Peso

BRL — Brazilian Real

CHF — Swiss Franc

CLN — Credit-Linked Note

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckel

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,175,434	$2,554	$1,177,988
Loan Participations	—	834	5,890	6,724
Convertible Bonds	—	1,492	—	1,492
Time Deposits	67,167	—	—	67,167

Total Investments in Securities	$67,167	$1,177,760	$8,444	$1,253,371

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$12	$—	$—	$12
Forwards Contracts*	—	(31)	—	(31)
Interest Rate Swaps *	—	32	—	32
Credit Default Swaps *	—	4	—	4
Total Return Swaps *	—	4,950	—	4,950

Total Other Financial Instruments	$12	$4,955	$—	$4,967

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.2%
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/2016	$15,440	$17,776
2.375%, 01/15/2017	13,856	16,155
2.000%, 07/15/2014	18,397	19,396
2.000%, 01/15/2016	21,424	23,790
1.875%, 07/15/2015	19,303	21,034
1.625%, 01/15/2015	21,299	22,605
1.250%, 04/15/2014	20,311	20,923
0.500%, 04/15/2015	19,327	20,149
0.125%, 04/15/2016	37,086	39,071
0.125%, 04/15/2017	42,205	45,282

Total U.S. Treasury Obligations (Cost $240,666) ($ Thousands)		246,181

Total Investments — 98.2% (Cost $240,666) ($ Thousands)		$246,181

Percentages are based on Net Assets of $250,612 ($ Thousands).

As of November 30, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	187

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 79.3%

Consumer Discretionary — 9.1%
Amazon.com*	0.6%	17,000	$4,285
Comcast, Cl A	0.6	125,500	4,666
Home Depot	0.6	70,700	4,600
McDonald’s	0.6	47,300	4,117
Walt Disney	0.6	84,200	4,181
Other Securities	6.1		46,108

			67,957

Consumer Staples — 8.8%
Altria Group	0.4	95,500	3,229
Coca-Cola	0.9	181,400	6,879
CVS Caremark	0.4	59,800	2,781
PepsiCo	0.7	73,000	5,125
Philip Morris International	1.0	79,000	7,101
Procter & Gamble	1.2	129,000	9,008
Wal-Mart Stores	0.7	78,800	5,675
Other Securities	3.5		25,647

			65,445

Energy — 8.7%
Chevron	1.3	91,900	9,713
ConocoPhillips	0.4	57,000	3,246
Exxon Mobil	2.6	215,900	19,029
Occidental Petroleum	0.4	38,100	2,866
Schlumberger	0.6	62,200	4,455
Other Securities	3.5		26,040

			65,349

Financials — 11.8%
Bank of America	0.7	505,300	4,982
Berkshire Hathaway, Cl B*	1.0	85,900	7,566
Citigroup	0.6	137,500	4,753
JPMorgan Chase	1.0	177,900	7,308
US Bancorp	0.4	89,100	2,874
Wells Fargo	1.0	230,100	7,596
Other Securities	7.1		52,825

			87,904

Health Care — 9.7%
Abbott Laboratories	0.6	73,600	4,784
Amgen	0.5	36,200	3,215
Gilead Sciences*	0.4	35,600	2,670
Johnson & Johnson	1.2	129,100	9,002

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Merck	0.8%	142,700	$6,322
Pfizer	1.2	349,700	8,749
UnitedHealth Group	0.3	48,500	2,638
Other Securities	4.8		34,702

			72,082

Industrials — 8.0%
3M	0.4	29,900	2,719
Caterpillar	0.4	30,700	2,617
General Electric	1.4	494,300	10,445
Union Pacific	0.4	22,300	2,738
United Technologies	0.4	39,400	3,156
Other Securities	4.9		37,862

			59,537

Information Technology — 15.2%
Apple	3.4	43,800	25,635
Cisco Systems	0.6	248,100	4,692
eBay*	0.4	54,500	2,879
Google, Cl A*	1.2	12,400	8,660
Intel	0.6	234,600	4,591
International Business Machines	1.3	50,300	9,561
Microsoft	1.3	353,200	9,402
Oracle	0.8	178,500	5,730
Qualcomm	0.7	79,900	5,083
Visa, Cl A	0.5	24,500	3,668
Other Securities	4.3		33,507

			113,408

Materials — 2.8%
Other Securities	2.8		20,994

Telecommunication Services — 2.5%
AT&T	1.2	270,100	9,218
Verizon Communications	0.8	133,500	5,890
Other Securities	0.5		3,501

			18,609

Utilities — 2.7%
Other Securities	2.7		20,366

Total Common Stock (Cost $585,395) ($ Thousands)			591,651

EXCHANGE TRADED FUNDS —19.4%
iShares iBoxx High Yield Fund	9.7	779	72,481
iShares JPMorgan Emerging Markets Bond Fund	9.7	590	72,395

Total Exchange Traded Funds (Cost $139,406) ($ Thousands)			144,876

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% ** †	0.5%		$3,786

Total Cash Equivalent (Cost $3,786) ($ Thousands)			3,786

Total Investments — 99.2% (Cost $728,587)($ Thousands)			$740,313

PURCHASED OPTION — 0.4%
January 2013 S&P 500 Index Future Option Put, Expires 1/19/2013, Strike Price $1,380		1,500	$2,850

Total Purchased Option (Cost $5,255) ($ Thousands)			$2,850

WRITTEN OPTION — (0.2)%
January 2013 S&P 500 Index Future Option Put, Expires 1/19/2013, Strike Price $1,380		(1,500)	$(1,005)

Total Written Option (Premiums Received $2,696) ($ Thousands)			$(1,005)

A list of the outstanding forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/25/13	EUR	258,652	USD	338,226	$1,680
1/25/13	USD	14,080	EUR	10,836	13

					$1,693

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
UBS	(22,141)	22,132	$(9)
Citigroup	(314,405)	316,094	1,689
Credit Suisse First Boston	(14,080)	14,093	13

			$1,693

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $746,298 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

Cl	— Class

EUR	— Euro

USD	— United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$591,651	$—	$—	$591,651
Exchange Traded Funds	144,876	—	—	144,876
Cash Equivalent	3,786	—	—	3,786

Total Investments in Securities	$740,313	$—	$—	$740,313

Securities Sold Short	Level 1	Level 2	Level 3	Total
Purchased Option Contracts*	$2,850	$—	$—	$2,850
Written Option Contracts*	(1,005)	—	—	(1,005)
Forwards Contracts*	1,693	—	—	1,693

Total Securities Sold Short	$3,538	$—	$—	$3,538

*	Options and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 3 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	189

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 47.7%
U.S. Treasury Bills (D) (F)
0.092%, 12/13/2012	$940	$940
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	9,697	11,657
2.500%, 07/15/2016	11,923	13,726
2.375%, 01/15/2017	4,337	5,057
2.000%, 01/15/2014	1,917	1,979
2.000%, 07/15/2014	15,401	16,237
2.000%, 01/15/2016	3,014	3,347
1.875%, 07/15/2013	2,628	2,673
1.875%, 07/15/2015	13,336	14,532
1.625%, 01/15/2015	11,665	12,380
1.375%, 07/15/2018	4,003	4,678
1.250%, 04/15/2014	1,329	1,369
0.500%, 04/15/2015	2,023	2,109
0.125%, 04/15/2016	1,352	1,425

Total U.S. Treasury Obligations (Cost $91,186) ($ Thousands)		92,109

REGISTERED INVESTMENT COMPANY — 17.6%

United States — 17.6%
Credit Suisse Commodity Return Strategy Fund	4,131,410	34,043

Total Registered Investment Company (Cost $36,726) ($ Thousands)		34,043

FOREIGN COMMON STOCK — 15.5%

Australia — 1.0%
Arrium	152,060	130
BHP Billiton	37,970	1,363
Rio Tinto	6,330	388
Stockland‡	11,640	41

		1,922

Brazil — 0.8%
Petroleo Brasileiro ADR, Cl A	25,570	449
Petroleo Brasileiro ADR	55,890	1,004

		1,453

Description	Shares	Market Value ($ Thousands)

Canada — 3.4%
Agnico-Eagle Mines	6,070	$338
Agrium	4,063	415
Allied Properties‡	2,780	88
Artis Real Estate Investment Trust, Cl Trust Unit‡	1,530	24
Cameco	19,220	351
Cominar, Cl Trust Unit‡	3,910	86
Dundee (Canada)‡	4,560	166
Goldcorp	27,040	1,054
Granite Real Estate‡	3,570	132
Kinross Gold	68,690	696
Morguard‡	2,820	51
New Gold*	43,180	458
North American Palladium*	160,770	243
Primaris Retail, Cl Trust Unit‡	5,490	127
RioCan, Cl Trust Unit‡	2,931	80
Suncor Energy	36,250	1,184
Teck Cominco, Cl B	20,580	697
Yamana Gold	21,580	407

		6,597

China — 0.5%
China Petroleum & Chemical	864,000	916
Evergrande Real Estate Group	105,000	53

		969

France — 0.3%
Total	10,900	545

Germany — 0.4%
BASF	6,390	573
K+S	5,100	230

		803

Hong Kong — 0.0%
KWG Property Holding	75,700	55

Italy — 0.6%
Eni	49,260	1,165

Japan — 0.2%
JFE Holdings	29,700	460

Netherlands — 1.9%
Koninklijke DSM	10,369	597
LyondellBasell Industries, Cl A	1	—
Royal Dutch Shell, Cl A	70,686	2,369
Royal Dutch Shell, Cl A (GBP)	358	12
Royal Dutch Shell, Cl B	21,660	748

		3,726

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Shares	Market Value ($ Thousands)

Norway — 0.5%
Seadrill	16,410	$632
Statoil	11,810	289

		921

Russia — 0.6%
Gazprom OAO ADR	134,770	1,198

Singapore — 0.0%
Mapletree Commercial Trust‡	44,000	43
UOL Group	9,000	43

		86

South Africa — 0.3%
Exxaro Resources	34,260	596

Sweden — 0.2%
Lundin Petroleum*	13,530	319

Switzerland — 0.30%
Trausocean	11,930	551

Thailand — 0.5%
Banpu	37,350	481
PTT NVDR	41,200	429

		910

Turkey — 0.1%
Koza Altin Isletmeleri	8,200	205

United Kingdom — 3.9%
Anglo American	44,560	1,237
BG Group	67,930	1,165
BHP Billiton	14,060	442
BP	342,710	2,370
Ensco, Cl A	5,630	328
InterContinental Hotels Group	1,773	47
Mondi	29,620	305
Rio Tinto	31,500	1,562

		7,456

Total Foreign Common Stock (Cost $30,398) ($ Thousands)		29,937

COMMON STOCK — 11.5%

Consumer Discretionary — 0.1%
Meritage Homes*	1,150	40
NVR*	55	50
PulteGroup*	2,780	47

		137

Consumer Staples — 0.2%
Bunge	4,380	320

Energy — 6.2%
Anadarko Petroleum	10,910	799
Cabot Oil & Gas	4,470	211

Description	Shares	Market Value ($ Thousands)
Chevron	16,910	$1,787
Devon Energy	8,250	426
EOG Resources	5,570	655
Exxon Mobil	52,830	4,657
Halliburton	12,890	430
Hess	8,740	434
Marathon Oil	14,340	442
Noble Energy	3,370	329
Occidental Petroleum	14,615	1,099
Schlumberger	9,120	653

		11,922

Financials — 4.1%
Ashford Hospitality Trust‡	9,140	83
Associated Estates Realty‡	6,800	103
AvalonBay Communities‡	1,125	148
BioMed Realty Trust, Cl Use trader currency‡	5,160	99
Boston Properties‡	2,120	218
Brandywine Realty Trust‡	6,420	77
BRE Properties‡	1,370	67
CBL & Associates Properties‡	1,090	25
Chesapeake Lodging Trust‡	4,910	93
Corporate Office Properties Trust‡	3,086	76
DDR‡	5,812	89
DiamondRock Hospitality‡	9,300	81
Douglas Emmett‡	3,920	89
Duke Realty‡	12,670	171
EPR Properties‡	870	40
Equity Residential‡	4,040	224
Essex Property Trust‡	720	101
Extra Space Storage‡	3,312	116
Federal Realty Investment Trust‡	350	36
Forest City Enterprises, Cl A*	3,183	48
General Growth Properties‡	13,510	262
Glimcher Realty Trust‡	6,572	71
HCP‡	6,000	270
Health Care‡	4,110	242
Home Properties‡	1,020	60
Host Hotels & Resorts‡	12,130	178
Inland Real Estate‡	3,170	25
Kilroy Realty‡	1,490	67
Kimco Realty‡	5,350	103
Kite Realty Group Trust‡	9,780	52
Lexington Realty Trust‡	10,461	100
Liberty Property Trust‡	2,140	75
LTC Properties‡	3,320	109
Macerich‡	990	56
Mack-Cali Realty‡	3,640	92
Mid-America Apartment Communities‡	2,150	134
National Retail Properties‡	2,080	64
Omega Healthcare Investors‡	2,200	50
Parkway Properties‡	6,865	92
Pebblebrook Hotel Trust‡	1,110	23
Pennsylvania Real Estate Investment Trust‡	2,530	42

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	191

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2012

Description	Shares/Face Amount $ Thousands	Market Value ($ Thousands)
Post Properties‡	1,490	$73
Prologis‡	7,720	262
PS Business Parks‡	290	19
Public Storage‡	1,750	246
Realogy Holdings*	4,138	156
Realty Income‡	2,680	109
Regency Centers‡	3,818	179
Retail Opportunity Investments‡	7,678	97
RLJ Lodging Trust‡	7,200	134
Select Income‡	3,540	89
Senior Housing Properties Trust‡	7,440	166
Simon Property Group‡	5,930	902
SL Green Realty‡	510	38
Sovran Self Storage‡	1,360	84
Spirit Realty Capital‡*	7,702	125
STAG Industrial‡	3,070	58
Strategic Hotels & Resorts‡*	12,050	75
Sunstone Hotel Investors‡*	6,445	67
Tanger Factory Outlet Centers‡	3,080	101
UDR‡	1,510	35
Ventas‡	5,460	348
Vornado Realty Trust‡	3,170	242
Weingarten Realty Investors‡	5,475	149
Weyerhaeuser‡	3,230	89

		7,994

Industrials — 0.0%
Fortune Brands Home & Security*	1,650	49

Materials — 0.9%
Commercial Metals	33,330	452
Freeport-McMoRan Copper & Gold, Cl B	5,380	210
Monsanto	9,990	915
United States Steel	11,570	249

		1,826

Total Common Stock
(Cost $20,646) ($ Thousands)		22,248

CORPORATE OBLIGATIONS — 5.7%

Consumer Discretionary — 0.9%
CBS
5.750%, 04/15/2020	$145	174
3.375%, 03/01/2022	21	22
Comcast
6.450%, 03/15/2037	40	52
5.300%, 01/15/2014	65	68
DIRECTV Holdings
4.600%, 02/15/2021	60	65
3.800%, 03/15/2022 (A)	110	112
DIRECTV Holdings LLC
3.800%, 03/15/2022	55	56
Dollar General
4.125%, 07/15/2017	29	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kohl’s
3.250%, 02/01/2023	$72	$72
Macy’s Retail Holdings
3.875%, 01/15/2022	170	183
Marriott International
3.000%, 03/01/2019	147	152
News America
6.150%, 02/15/2041	75	94
4.500%, 02/15/2021	90	103
Omnicom Group
3.625%, 05/01/2022	58	61
Time Warner
4.700%, 01/15/2021	130	149
Time Warner Cable
4.125%, 02/15/2021	65	71
4.000%, 09/01/2021	75	82
Wynn Las Vegas
5.375%, 03/15/2022 (A)	105	111

		1,657

Consumer Staples — 0.3%
Bunge Finance
4.100%, 03/15/2016	125	134
Kroger
3.400%, 04/15/2022	153	159
Reynolds American
3.250%, 11/01/2022	107	109
Tyson Foods
4.500%, 06/15/2022	210	226

		628

Energy — 1.0%
Cimarex Energy
5.875%, 05/01/2022	54	58
DCP Midstream
4.750%, 09/30/2021 (A)	75	80
Energy Transfer Partners
5.950%, 02/01/2015	50	55
5.200%, 02/01/2022	80	90
4.650%, 06/01/2021	85	93
Enterprise Products Operating
5.200%, 09/01/2020	60	72
EQT
4.875%, 11/15/2021	150	162
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	52
3.950%, 09/01/2022	121	129
Marathon Petroleum
5.125%, 03/01/2021	107	126
Nabors Industries
9.250%, 01/15/2019	84	112

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Noble Energy
8.250%, 03/01/2019	$100	$132
Phillips 66
4.300%, 04/01/2022 (A)	175	194
Spectra Energy Capital
6.200%, 04/15/2018	115	140
Transocean
2.500%, 10/15/2017	93	94
Valero Energy
6.125%, 02/01/2020	84	102
Weatherford International
5.125%, 09/15/2020	155	164
Williams Partners
4.000%, 11/15/2021	150	161

		2,016

Financials — 1.9%
American International Group
6.400%, 12/15/2020	60	74
5.600%, 10/18/2016	60	68
American Tower‡
5.050%, 09/01/2020	145	163
Bank of America MTN
5.000%, 05/13/2021	200	229
Capital One Financial
4.750%, 07/15/2021	145	168
Citigroup
6.875%, 03/05/2038	40	54
4.500%, 01/14/2022	190	214
Fifth Third Bancorp
3.500%, 03/15/2022	67	71
Ford Motor Credit
5.000%, 05/15/2018	200	219
Goldman Sachs Group
6.750%, 10/01/2037	40	45
5.750%, 01/24/2022	5	6
5.375%, 03/15/2020	40	46
5.250%, 07/27/2021	110	126
3.625%, 02/07/2016	40	42
Hartford Financial Services Group
5.500%, 03/30/2020	80	92
5.125%, 04/15/2022	85	97
HCP‡
5.375%, 02/01/2021	205	236
Health Care‡
5.250%, 01/15/2022	240	270
Host Hotels & Resorts‡
5.250%, 03/15/2022 (A)	70	77
HSBC Finance
6.676%, 01/15/2021 (A)	60	71
JPMorgan Chase
6.400%, 05/15/2038	40	54
4.500%, 01/24/2022	140	158

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Marsh & McLennan
5.750%, 09/15/2015	$60	$68
4.800%, 07/15/2021	65	74
MetLife
7.717%, 02/15/2019	50	66
5.700%, 06/15/2035	65	80
Morgan Stanley MTN
5.500%, 07/28/2021	168	192
4.750%, 03/22/2017	40	43
Nationwide Financial Services
5.375%, 03/25/2021 (A)	130	138
Prudential Financial
5.625%, 06/15/2043 (B)	115	115
SLM MTN
7.250%, 01/25/2022	165	181
Vesey Street Investment Trust I
4.404%, 09/01/2016 (C)	67	72

		3,609

Health Care — 0.2%
AbbVie
1.750%, 11/06/2017 (A)	17	17
Humana
6.450%, 06/01/2016	115	131
Laboratory Corp of America Holdings
2.200%, 08/23/2017	26	27
Watson Pharmaceuticals
3.250%, 10/01/2022	77	79
WellPoint
3.300%, 01/15/2023	75	77

		331

Industrials — 0.3%
ADT
3.500%, 07/15/2022 (A)	29	29
BE Aerospace
5.250%, 04/01/2022	105	111
CSX
4.750%, 05/30/2042	165	180
Republic Services
3.800%, 05/15/2018	130	144
Ryder System MTN
3.500%, 06/01/2017	130	139

		603

Information Technology — 0.1%
Hewlett-Packard
4.650%, 12/09/2021	73	71
Intel
4.800%, 10/01/2041	95	105

		176

Materials — 0.4%
Alcoa
5.400%, 04/15/2021	100	105

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	193

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ball
5.000%, 03/15/2022	$105	$111
Dow Chemical
5.900%, 02/15/2015	55	61
5.250%, 11/15/2041	30	33
4.250%, 11/15/2020	65	72
4.125%, 11/15/2021	85	93
International Paper
7.950%, 06/15/2018	110	142
4.750%, 02/15/2022	85	97

		714

Telecommunication Services — 0.2%
AT&T
5.350%, 09/01/2040	113	132
U.S. Cellular
6.700%, 12/15/2033	70	75
Verizon Communications
7.350%, 04/01/2039	125	188

		395

Utilities — 0.4%
CMS Energy
5.050%, 03/15/2022	52	58
Constellation Energy Group
5.150%, 12/01/2020	26	30
FirstEnergy Solutions
6.800%, 08/15/2039	60	68
6.050%, 08/15/2021	55	63
MidAmerican Energy Holdings
6.125%, 04/01/2036	140	180
Nisource Finance
6.125%, 03/01/2022	100	121
ONEOK
4.250%, 02/01/2022	170	186
Pacific Gas & Electric
4.500%, 12/15/2041	65	72

		778

Total Corporate Obligations (Cost $10,346) ($ Thousands)		10,907

ASSET-BACKED SECURITIES — 3.6%

Automotive — 2.4%
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	385	391
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	139	139
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	48	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	$210	$211
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	310	310
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	150	154
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	172
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.608%, 09/15/2017 (A) (B)	425	424
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/2016	70	70
Exeter Automobile Receivables Trust, Ser 2012-1A
2.020%, 08/15/2016 (A)	84	85
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	187	187
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	102	102
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.908%, 02/15/2017 (A) (B)	450	464
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	480	480
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.698%, 06/20/2017 (B)	255	255
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (A)	135	136
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (A)	6	6
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (A)	105	105
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	210	211
Nissan Auto Lease Trust, Ser 2012-A, Cl A2A
0.680%, 07/15/2014	150	151

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (A)	$185	$186
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	220	220
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	155	155

		4,762

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	270
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	230	230
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.578%, 11/15/2019 (B)	205	206
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	275	275
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	250	253
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	215	215
Penarth Master Issuer, Ser 2010-2A, Cl A2
0.963%, 12/18/2014 (A) (B)	200	200
Penarth Master Issuer, Ser 2012-1A, Cl A1
0.807%, 03/18/2014 (A) (B)	174	175

		1,824

Other Asset-Backed Securities — 0.2%
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	170	170
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	132	133

		303

Total Asset-Backed Securities (Cost $6,873) ($ Thousands)		6,889

MORTGAGE-BACKED SECURITIES — 3.1%

Agency Mortgage-Backed Obligations — 1.0%
FNMA
6.000%, 10/01/2040 to 05/01/41	1,763	1,938

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 2.1%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	$300	$341
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.804%, 05/15/2046 (B)	310	364
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	315	363
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	243
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	345	373
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	327	335
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	149	156
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.003%, 06/15/2049 (B)	310	362
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	305	355
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	310	358
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	109	111
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	351
Wachovia Bank Commercial Mortgage Trust, Ser 2006-WL7A
0.328%, 09/15/2021 (A) (B)	254	249
WFRBS, Ser 2012-C10, Cl A3
2.600%, 12/15/2045	155	159

		4,120

Total Mortgage-Backed Securities (Cost $5,861) ($ Thousands)		6,058

FOREIGN BONDS — 2.6%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	95	97
ArcelorMittal
5.500%, 03/01/2021	60	60
Asciano Finance
5.000%, 04/07/2018 (A)	130	139

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	195

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Baidu
2.250%, 11/28/2017	$200	$202
Barclays Bank MTN
7.625%, 11/21/2022	250	248
6.625%, 03/30/2022	130	195
Basell Finance BV
8.100%, 03/15/2027 (A)	70	95
BBVA US Senior SAU
3.250%, 05/16/2014	135	135
British Telecommunications
5.950%, 01/15/2018	145	174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	250	253
Delhaize Group
6.500%, 06/15/2017	115	131
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	150
4.875%, 03/06/2042 (A)	170	183
DnB Bank
3.200%, 04/03/2017 (A)	200	213
Embraer
5.150%, 06/15/2022	48	52
Encana
3.900%, 11/15/2021	170	183
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	130	146
Globo Comunicacao e Participacoes
7.250%, 05/11/2017 (A) (C)	200	216
HSBC Holdings
5.100%, 04/05/2021	40	47
4.000%, 03/30/2022	110	121
ING Bank
2.000%, 09/25/2015 (A)	220	221
KazMunayGas National
7.000%, 05/05/2020 (A)	120	149
Korea National Oil
3.125%, 04/03/2017 (A)	200	211
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	200	225
Petrobras International Finance
5.750%, 01/20/2020	115	131
Petronas Capital
5.250%, 08/12/2019 (A)	125	150
Talent Yield Investments
4.500%, 04/25/2022 (A)	200	219
Telecom Italia Capital
7.175%, 06/18/2019	60	68
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	180	187
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	71
Vale
5.625%, 09/11/2042	210	227

Description	Shares/Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)
Vodafone Group
6.150%, 02/27/2037	$140	$189

Total Foreign Bonds (Cost $4,818) ($ Thousands)		5,088

PREFERRED STOCK — 0.7%

Materials — 0.7%
Vale ADR, Cl B	77,750	1,329

Total Preferred Stock (Cost $1,539) ($ Thousands)		1,329

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FHLMC
2.375%, 01/13/2022	746	784

Total U.S. Government Agency Obligation (Cost $742) ($ Thousands)		784

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.500%, 01/20/2022 (A)	200	229

Total Sovereign Debt (Cost $209) ($ Thousands)		229

Total Investments — 108.5% (Cost $209,344) ($ Thousands)		$209,621

PURCHASED OPTION — 0.1%

United States — 0.1%
March 2013 SPX U.S. Index, Expires 03/16/13, Strike Price: $1,375*	25	$92

Total Purchased Option (Cost $229) ($ Thousands)		$92

WRITTEN OPTION — 0.0%

United States — 0.0%
March 2013 SPX U.S. Index, Expires 03/16/13, Strike Price: $1,200*	(25)	$(18)

Total Written Option (Premiums Received $100) ($ Thousands)		$(18)

The open futures contracts held by the Fund at November 30, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(52)	Mar-2013	$(30)
U.S. 2-Year Treasury Note	(4)	Mar-2013	—
U.S. 5-Year Treasury Note	(8)	Mar-2013	(2)
U.S. Long Treasury Bond	(11)	Mar-2013	(9)

			$(41)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/4/12-1/3/13	BRL	10,802	USD	5,222	$110
12/4/12-1/15/13	GBP	9,646	USD	15,416	(41)
12/4/12-1/15/13	RUB	65,944	USD	2,094	(31)
12/6/12-12/14/12	EUR	6,348	USD	8,086	(170)
12/14/12	AUD	3,597	USD	3,736	(12)
12/14/12	CAD	8,373	USD	8,395	(32)
12/14/12	CHF	443	USD	469	(10)
12/14/12	CNY	5,382	USD	854	(9)
12/14/12	JPY	253,933	USD	3,180	100
12/14/12	NOK	5,237	USD	912	(13)
12/14/12	SEK	2,085	USD	311	(2)
12/14/12	SGD	112	USD	92	—
12/14/12	THB	24,035	USD	781	(1)
12/14/12	TRY	273	USD	152	—
12/14/12	USD	4,582	CNY	28,871	49
12/14/12	ZAR	4,243	USD	484	7

					$(55)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(9,270)	9,098	$(172)
Citigroup	(1,066)	1,042	(24)
Credit Suisse First Boston	(11,280)	11,248	(32)
Deutsche Bank	(479)	469	(10)
Goldman Sachs	(5,493)	5,528	35
JPMorgan Chase Bank	(1,058)	1,051	(7)
Royal Bank of Canada	(10,684)	10,657	(27)
Royal Bank of Scotland	(2,623)	2,704	81
Standard Charter Bank	(1,109)	1,129	20
UBS	(11,810)	11,891	81

			$(55)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at November 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CDX.NA.IG 19-V1 Index	Sell	1.00%	12/20/17	$(690)	$—
Bank of America	Societe Generale	Sell	3.00	12/20/17	(200)	3
Deutsche Bank	Anadarko Petroleum Corporation	Sell	1.00	09/20/17	(170)	3
Deutsche Bank	Bank Of America Corporation	Sell	1.00	09/20/17	(170)	7

						$13

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD LIBOR	02/21/17	$500	$(11)
Credit Suisse	3 Month USD LIBOR	2.09%	03/12/22	250	13
Deutsche Bank	0.69%	3 Month USD LIBOR	10/13/13	4,910	(2)
Morgan Stanley	2.80%	3 Month USD LIBOR	03/06/42	330	(19)
Morgan Stanley	2.81%	3 Month USD LIBOR	02/21/42	450	(28)
Morgan Stanley	0.56%	3 Month USD LIBOR	03/12/14	3,880	(7)

					$(54)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	09/16/13	$521	$(25)
Barclays Bank PLC	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 3 Bps	12/18/12	258	(14)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 15 Bps	04/15/13	1,168	(56)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 16 Bps	04/15/13	469	(22)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 11 Bps	09/16/13	1,336	(64)
Morgan Stanley	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/15/13	507	(24)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 6 Bps	12/18/12	1,200	(57)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/15/13	201	(10)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/15/13	825	(39)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	06/17/13	396	(18)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 11 Bps	08/15/13	3,389	(160)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	08/15/13	15,283	(724)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	09/16/13	798	(37)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	09/16/13	936	(44)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	09/16/13	841	(40)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	10/15/13	329	(16)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	197

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

November 30, 2012

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	10/15/13	$616	$(29)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13.5 Bps	10/15/13	287	(13)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	10/15/13	287	(13)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	10/15/13	901	(20)

						$(1,425)

For the period ended November 30, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $193,297 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date. Effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CI — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NOK — Norwegian Kroner

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

RUB — Russian Rouble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

THB — Thai Baht

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$92,109	$—	$92,109
Registered Investment Company	34,043	—	—	34,043
Foreign Common Stock	29,495	442	—	29,937
Common Stock	22,248	—	—	22,248
Corporate Obligations	—	10,907	—	10,907
Asset-Backed Securities	—	6,889	—	6,889
Mortgage-Backed Securities	—	5,899	159	6,058
Foreign Bonds	—	5,088	—	5,088
Preferred Stock	1,329	—	—	1,329
U.S. Government Agency Obligation	—	784	—	784
Sovereign Debt	—	229	—	229

Total Investments in Securities	$87,115	$122,347	$159	$209,621

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Option	$(18)	$—	$—	$(18)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(41)	$—	$—	$(41)
Forwards Contracts*	—	(55)	—	(55)
Credit Default Swaps*	—	13	—	13
Total Return Swaps*	—	(1,425)	—	(1,425)
Interest Rate Swaps*	—	(54)	—	(54)
Purchased Option	92	—	—	92
Reverse Repurchase Agreements	—	26,615	—	26,615

Total Other Financial Instruments	$51	$25,094	$—	$25,145

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

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Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2012

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
ASSETS:
Investments at value†	$1,771,658	*	$273,440		$5,176,912	*	$1,801,832	*
Affiliated investment, at value††	179,065		22,373		973,686		211,968
Cash	—		4		109		—
Foreign currency, at value†††	—		—		—		—
Receivable for fund shares sold	222		433		1,352		1,245
Receivable for investment securities sold	30,544		120		6,072		4,569
Dividends and interest receivable	4,691		678		12,744		—
Receivable for variation margin	—		1		—		—
Foreign tax reclaim receivable	27		3		30		1
Unrealized gain on foreign spot currency contracts	—		—		—		—
Prepaid expenses	17		2		39		14
Total Assets	1,986,224		297,054		6,170,944		2,019,629
LIABILITIES:
Payable upon return on securities loaned	84,358		—		342,407		156,295
Payable to custodian	—		—		—		—
Payable for investment securities purchased	2,465		164		1,371		—
Payable for fund shares redeemed	90,658		10,825		39,884		1,870
Payable for securities lending collateral	555		—		6,553		959
Payable to custodian	—		—		—		—
Payable for variation margin	84		20		504		76
Unrealized loss on foreign spot currency contracts	—		—		—		—
Unrealized loss on forward foreign currency contracts	—		—		—		—
Investment advisory fees payable	281		56		706		15
CCO fees payable	6		1		21		5
Trustees fees payable	—		—		2		—
Accrued expense payable	47		12		180		34
Total Liabilities	178,454		11,078		391,628		159,254
Net Assets	$1,807,770		$285,976		$5,779,316		$1,860,375
†Cost of investments	1,469,364		246,775		4,730,364		1,547,797
††Cost of affiliated investments	179,065		22,373		1,097,454		211,968
†††Cost of foreign currency	—		—		—		—
* Includes market value of securities on loan	82,113		—		334,417		152,486
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,475,617		$360,316		$6,084,972		$1,598,453
Undistributed net investment income	7,367		1,435		20,944		7,571
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	22,492		(102,462)		(640,250)		1,213
Net unrealized appreciation on investments and option contracts	302,294		26,665		322,780		254,035
Net unrealized appreciation (depreciation) on futures contracts	—		22		(9,130)		(897)
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—		—
Net Assets	$1,807,770		$285,976		$5,779,316		$1,860,375
Net Asset Value, Offering and Redemption Price Per Share — Class A	$18.55		$10.18		$11.55		$123.25
	($1,807,770,317÷ 97,480,199 shares	)	($285,976,215÷ 28,104,288 shares	)	($5,779,315,960÷ 500,494,635 shares	)	($1,860,374,878÷ 15,094,565 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund		World Equity Ex-US Fund

$ 740,033	*	$196,719	*	$2,193,177	*	$872,362		$ 357,579	*	$5,902,675	*
225,321		47,401		632,319		35,531		24,276		478,461
—		—		21		340		—		—
—		—		—		20		208		14,767
50,082		1,459		1,883		18,692		1		57,433
17,132		9,351		14,296		—		387		10,706
925		209		3,090		2,599		945		11,010
—		—		—		—		16		126
4		—		—		—		815		3,617

—		—		—		—		1		267
6		1		18		7		3		43
1,033,503		255,140		2,844,804		929,551		384,231		6,479,105

199,684		35,520		525,466		—		7,397		395,260
—		—		—		—		3		—
17,430		1,597		15,934		9,555		486		17,070
35,377		—		62,269		14,715		99		45,482
5,744		—		7,495		—		714		2,583
18		6		—		—		—		6,563
118		32		167		43		2		27

—		—		—		—		1		732

—		—		—		—		27		348
294		76		827		155		105		1,546
3		—		7		2		1		17
—		—		1		—		—		1
29		5		70		13		130		318
258,697		37,236		612,236		24,483		8,965		469,947
$ 774,806		$217,904		$2,232,568		$905,068		$ 375,266		$6,009,158
729,044		189,810		2,038,992		801,274		351,874		5,497,997
225,321		47,401		632,319		35,531		24,276		478,461
—		—		—		20		207		14,839
193,370		34,456		509,878		—		7,111		383,918

$ 965,078		$211,775		$2,081,947		$810,783		$ 785,768		$6,194,128
2,830		252		11,583		3,569		9,102		105,088

(203,766)		(1,101)		(14,986)		18,560		(425,728)		(694,938)

10,989		6,909		154,185		71,088		5,705		404,678

(325)		69		(161)		1,068		428		1,213

—		—		—		—		(9)		(1,011)
$ 774,806		$217,904		$2,232,568		$905,068		$ 375,266		$6,009,158
$12.83		$10.27		$13.22		$12.19		$7.23		$10.69
($774,805,585÷ 60,389,691 shares	)	($217,903,855÷ 21,210,823 shares	)	($2,232,567,497÷ 168,861,370 shares	)	($905,068,063÷ 74,258,325 shares	)	($375,266,027÷ 51,874,966 shares	)	($6,009,158,465÷ 561,967,762 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	201

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2012

	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund	High Yield Bond Fund
ASSETS:
Investments at value†	$59,868	$154,936	$8,405,932 *	$2,011,955
Affiliated investment, at value††	2,169	290,432	648,053	82,525
Repurchase agreements	—	5,000	—	—
Cash	11	—	918	—
Foreign currency, at value†††	50	—	3,538	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	45	704	—
Receivable for fund shares sold	2	23,100	200,707	43,432
Receivable for investment securities sold	79	1,409	571,838	25,917
Dividends and interest receivable	112	839	38,079	32,718
Receivable for variation margin	2	—	78	—
Foreign tax reclaim receivable	66	—	1	9
Unrealized gain on foreign spot currency contracts	—	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	1,305	—
Swap contracts at value††††	—	—	—	—
Options purchased, at value†††††	—	—	379	—
Prepaid expenses	—	2	60	15
Total Assets	62,359	475,763	9,871,592	2,196,571
LIABILITIES:
Payable upon return on securities loaned	—	—	188,730	—
Payable for investment securities purchased	36	30,431	1,291,722	63,009
Payable for fund shares redeemed	1	200	79,120	33,694
Payable for securities lending collateral	—	—	8,358	—
Income distribution payable	—	—	474	12,055
Swap contracts at value††††	—	—	876	655
Options written, at value†††††	—	—	71	—
Payable to custodian	—	1,658	—	477
Payable for variation margin	—	2	421	—
Unrealized loss on foreign spot currency contracts	—	—	—	—
Unrealized loss on forward foreign currency contracts	5	—	984	—
Reverse repurchase agreements	—	—	—	—
Investment advisory fees payable	14	56	804	479
CCO fees payable	—	1	25	7
Trustees fees payable	—	—	2	1
Accrued expense payable	43	12	181	83
Total Liabilities	99	32,360	1,571,768	110,460
Net Assets	$62,260	$443,403	$8,299,824	$2,086,111
†Cost of investments and repurchase agreements	57,050	159,955	8,090,905	1,931,903
††Cost of affiliated investments	2,169	302,094	648,053	82,525
†††Cost of foreign currency	50	—	3,453	—
††††Swap Premiums received	—	—	176	1,189
†††††Option Premiums paid/(received)	—	—	483	—
* Includes market value of securities on loan	—	—	184,195	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$76,256	$482,590	$7,938,285	$2,031,799
Undistributed (distributions in excess of) net investment income	883	7,152	(12,002)	4,431
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	(17,723)	(34,653)	60,669	(28,327)
Net unrealized appreciation (depreciation) on investments and option contracts	2,818	(11,681)	314,852	80,052
Net unrealized appreciation (depreciation) on futures contracts	32	(5)	(1,686)	—
Net unrealized appreciation (depreciation) on swap contracts	—	—	(700)	(1,844)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(6)	—	406	—
Net Assets	$62,260	$443,403	$8,299,824	$2,086,111
Net Asset Value, Offering and Redemption Price Per Share — Class A	$8.13	$8.19	$10.86	$9.72
	($62,259,942 ÷ 7,658,068 shares )	($443,402,540 ÷ 54,153,584 shares )	($8,299,823,956 ÷ 764,249,959 shares )	($2,086,111,414 ÷ 214,689,420 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Long Duration Fund	Long Duration Corporate Bond Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$3,736,070	$1,876,452	$408,901	$1,253,371		$246,181		$736,527		$209,621
95,647	29,338	3,103	—		—		3,786		—
—	—	12,000	—		—		—		—
11	—	127	—		14,945		—		2,641
—	—	—	1,871		—		—		116

—	—	26	433		—		20		—
42,792	41,491	37,678	20,954		1,438		54,396		8,979
115,291	20,318	657	7,879		—		—		178
35,329	20,868	1,017	19,768		896		1,498		940
143	48	—	8		—		—		—
—	—	2	—		—		2		2
—	—	—	89		—		—		30
—	—	—	4,185		—		1,693		266
81	—	—	80,453		—		—		30
—	—	—	—		—		2,850		92
31	—	2	9		2		6		2
4,025,395	1,988,515	463,513	1,389,020		263,462		800,778		222,897

—	—	—	—		—		—		—
110,136	43,001	65,744	13,746		—		52,725		700
77,303	—	39	23,363		12,821		699		353
—	—	—	218		—		—		—
128	1	7	—		—		—		—
437	—	—	137		—		—		1,498
—	—	—	—		—		1,005		18
—	—	—	2,505		—		—		—
273	94	9	1		—		—		8
—	—	—	154		—		—		24
—	—	—	4,217		—		—		321
—	—	—	—		—		—		26,615
449	220	25	472		20		34		42
17	1	1	4		1		2		1
3	2	—	—		—		—		—
129	46	15	13		8		15		20
188,875	43,365	65,840	44,830		12,850		54,480		29,600
$3,836,520	$1,945,150	$397,673	$1,344,190		$250,612		$746,298		$193,297
3,341,896	1,805,406	419,692	1,159,487		240,666		724,801		209,344
95,647	29,338	3,103	—		—		3,786		—
—	—	—	1,849		—		—		116
279	—	—	75,330		—		—		2
—	—	—	—		—		2,559		129
—	—	—	—		—		—		—

$3,129,151	$1,859,970	$397,044	$1,180,297		$239,513		$693,363		$197,903
251	(25)	(307)	9,096		1,091		8,097		(422)

313,841	14,290	(251)	56,016		4,493		32,133		(2,852)

394,174	71,046	1,209	93,884		5,515		11,012		222
(262)	(131)	(22)	12		—		—		(41)
(635)	—	—	4,986		—		—		(1,466)
—	—	—	(101)		—		1,693		(47)
$3,836,520	$1,945,150	$397,673	$1,344,190		$250,612		$746,298		$193,297
$9.97	$10.53	$10.04	$12.25		$10.28		$11.80		$9.55
($3,836,519,531 ÷ 384,933,497 shares )	($1,945,150,091 ÷ 184,740,319 shares )	($397,673,102 ÷ 39,611,418 shares )	($1,344,190,277 ÷ 109,710,128 shares	)	($250,611,873 ÷ 24,388,725 shares	)	($746,297,697 ÷ 63,267,117 shares	)	($193,296,634 ÷ 20,250,466 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	203

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2012

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund
Investment Income
Dividends	$19,011	$2,813	$54,354	$18,357
Dividends from Affiliated Registered Investment Company	25	4	85	15
Interest Income	1	15	23	6
Security Lending Income — Net	391	—	159	158
Less: Foreign Taxes Withheld	(48)	(12)	—	(8)
	19,380	2,820	54,621	18,528
Expenses:
Investment Advisory Fees	3,832	632	11,532	1,391
Administration Fees	479	79	1,441	409
Trustee Fees	9	2	29	7
Chief Compliance Officer Fees	4	1	12	3
Custodian/Wire Agent Fees	46	8	166	30
Professional Fees	31	6	101	26
Printing Fees	8	1	27	7
Registration Fees	6	1	20	8
Interest Expense	—	—	1	—
Overdraft Fees	—	—	—	—
Other Expenses	22	6	82	18
Total Expenses	4,437	736	13,411	1,899
Less:
Waiver of Investment Advisory Fees	(2,007)	(250)	(7,118)	(1,270)
Waiver of Administration Fees	(479)	(79)	(1,441)	(409)
Fees Paid Indirectly(1)	(22)	(11)	(61)	(4)
Net Expenses	1,929	396	4,791	216
Net Investment Income	17,451	2,424	49,830	18,312
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	24,559	16,415	209,935	(2,506)
Affiliated Investments	(555)	—	(28,778)	(960)
Futures Contracts	2,018	423	49,248	1,430
Foreign Currency Transactions	—	—	(2)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	124,921	7,539	192,460	114,849
Affiliated Investments	895	—	48,178	1,096
Futures Contracts	1,833	479	21,531	2,534
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—
Net Increase in Net Assets Resulting From Operations	$171,122	$27,280	$542,402	$134,755

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund	World Equity Ex-US Fund

$5,134	$897	$15,072	$11,458	$3,742	$58,690
12	3	34	8	3	74
4	—	29	1	5	21
807	—	1,431	—	237	3,876
—	—	(11)	(56)	(256)	(4,562)
5,957	900	16,555	11,411	3,731	58,099

2,592	475	7,002	2,586	908	14,951
199	37	539	199	90	1,359
4	—	10	4	2	25
2	—	4	2	1	11
21	2	54	13	144	330
14	2	36	14	6	92
4	1	10	3	2	23
3	2	7	1	1	21
—	—	—	—	—	—
—	—	1	—	10	33
13	2	32	7	41	92
2,852	521	7,695	2,829	1,205	16,937

(717)	(129)	(2,096)	(1,638)	(282)	(5,843)
(199)	(37)	(539)	(199)	(90)	(1,359)
(21)	—	(92)	—	—	(24)
1,915	355	4,968	992	833	9,711
4,042	545	11,587	10,419	2,898	48,388

16,975	(2,124)	27,965	11,373	(3,228)	(33,092)
(5,744)	—	(7,495)	—	(714)	(2,583)
308	1,143	3,149	935	195	17,674
1	—	9	(13)	(63)	(26)

30,449	8,916	106,902	38,890	53,845	726,690
6,111	—	8,479	—	776	3,594
1,685	92	1,383	1,267	1,099	16,183
—	—	—	2	100	(4,291)
$53,827	$8,572	$151,979	$62,873	$54,908	$772,537

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	205

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2012

	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund	High Yield Bond Fund
Investment Income
Dividends	$560	$—	$195	$110
Dividends from Affiliated Registered Investment Company	—	—	—	—
Interest Income	1	689	103,056	72,269
Security Lending Income — Net	—	1,954	64	4,944
Less: Foreign Taxes Withheld	(36)	—	(7)	(15)
	525	2,643	103,308	77,308
Expenses:
Investment Advisory Fees	180	639	11,628	4,786
Administration Fees	14	71	1,938	491
Trustee Fees	—	1	36	9
Chief Compliance Officer Fees	—	1	16	4
Custodian/Wire Agent Fees	30	5	170	51
Professional Fees	5	4	136	33
Printing Fees	—	1	35	9
Registration Fees	—	2	27	5
Interest Expense	—	—	—	1
Overdraft Fees	—	—	—	—
Other Expenses	24	16	95	86
Total Expenses	253	740	14,081	5,475
Less:
Waiver of Investment Advisory Fees	(89)	(345)	(7,267)	(1,958)
Waiver of Administration Fees	(14)	(71)	(1,938)	(491)
Fees Paid Indirectly(1)	—	—	—	—
Net Expenses	150	324	4,876	3,026
Net Investment Income	375	2,319	98,432	74,282
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	(367)	(513)	115,218	21,606
Affiliated Investments	—	—	(8,358)	—
Futures Contracts	145	(20)	(4,157)	—
Purchased and Written Options	—	—	746	—
Swap Contracts	—	—	(5,604)	(497)
Foreign Currency Transactions	42	—	562	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,791	2,680	50,802	62,756
Affiliated Investments	—	4,790	9,048	—
Futures Contracts	115	2	3,036	—
Purchased and Written Options	—	—	859	—
Swap Contracts	—	—	4,153	(1,437)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(64)	—	(1,080)	—
Net Increase in Net Assets Resulting From Operations	$8,037	$9,258	$263,657	$156,710

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Commenced operations on June 29, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Long Duration Fund	Long Duration Corporate Bond Fund(2)	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$—	$—	$—	$—	$—	$9,005	$721
24	9	3	—	—	2	—
80,944	30,380	1,726	32,237	1,842	—	654
—	—	—	1	—	—	—
—	—	—	(299)	—	—	(55)
80,968	30,389	1,729	31,939	1,842	9,007	1,320

6,112	2,151	199	5,265	297	1,849	461
1,019	358	66	310	68	154	42
24	2	1	6	1	3	1
11	1	1	2	1	1	—
108	4	10	46	2	13	14
92	8	5	21	5	10	3
22	3	1	5	1	3	1
6	28	1	4	1	2	—
—	—	—	—	—	—	33
—	—	—	5	—	—	—
110	3	5	62	5	7	1
7,504	2,558	289	5,726	381	2,042	556

(3,048)	(1,147)	(54)	(2,512)	(153)	(1,470)	(215)
(1,019)	(358)	(66)	(310)	(68)	(154)	(42)
—	—	—	—	—	—	—
3,437	1,053	169	2,904	160	418	299
77,531	29,336	1,560	29,035	1,682	8,589	1,021

260,989	15,629	480	45,421	2,326	(1,366)	185
—	—	—	(218)	—	—	—
413	(1,339)	(48)	(144)	—	—	(120)
—	—	—	—	—	—	(144)
(62)	—	—	192	—	—	(530)
—	—	—	3,924	—	3,092	29

(151,323)	71,046	1,888	52,716	(713)	43,430	8,389
—	—	—	—	—	—	—
(1,578)	(131)	(9)	316	—	—	48
—	—	—	—	—	(714)	(26)
(755)	—	—	4,986	—	—	(1,716)
—	—	—	(3,895)	—	(22,036)	(1,287)
$185,215	$114,541	$3,871	$132,333	$3,295	$30,995	$5,849

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	207

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2012 (unaudited) and the year ended May 31, 2012

	Large Cap Fund		Large Cap Diversified Alpha Fund
	06/01/12 to 11/30/12	06/01/11 to 05/31/12	06/01/12 to 11/30/12	06/01/11 to 05/31/12
Operations:
Net Investment Income	$17,451	$23,651	$2,424	$4,554
Net Realized Gain (Loss) from Investments, Affiliated Investments and Futures Contracts	26,022	70,057	16,838	21,195
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(41)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	127,649	(103,035)	8,018	(27,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	171,122	(9,368)	27,280	(2,021)
Dividends and Distributions From:
Net Investment Income:
Class A	(15,206)	(22,774)	(2,205)	(3,329)
Net Realized Gains:
Class A	—	(66,801)	—	—
Total Dividends and Distributions	(15,206)	(89,575)	(2,205)	(3,329)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	208,472	728,348	24,770	50,166
Reinvestment of Dividends & Distributions	14,987	87,922	1,903	2,988
Cost of Shares Redeemed	(345,783)	(559,756)	(86,679)	(91,077)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(122,324)	256,514	(60,006)	(37,923)
Net Increase (Decrease) in Net Assets	33,592	157,571	(34,931)	(43,273)
Net Assets:
Beginning of Period	1,774,178	1,616,607	320,907	364,180
End of Period	$1,807,770	$1,774,178	$285,976	$320,907
Undistributed Net Investment Income Included in Net Assets at Period End	$7,367	$5,122	$1,435	$1,216
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions/redemptions as a result of an in-kind transfer of securities (see Note 10).
(3)	Commenced operations on April 10, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund		Small Cap II Fund(3)
06/01/12 to 11/30/12	06/01/11 to 05/31/12	06/01/12 to 11/30/12	06/01/11 to 05/31/12	06/01/12 to 11/30/12	06/01/11 to 05/31/12	06/01/12 to 11/30/12	04/10/12 to 05/31/12

$49,830	$102,848	$18,312	$18,484	$4,042	$6,101	$545	$79
230,405	807,200	(2,036)	53,371	11,539	59,833	(981)	(118)
(2)	—	—	—	1	(4)	—	—
262,169	(982,230)	118,479	(81,490)	38,245	(128,827)	9,008	(2,030)
542,402	(72,182)	134,755	(9,635)	53,827	(62,897)	8,572	(2,069)

(47,055)	(106,581)	(15,321)	(16,211)	(3,421)	(4,874)	(374)	—

—	—	—	—	—	—	—	—
(47,055)	(106,581)	(15,321)	(16,211)	(3,421)	(4,874)	(374)	—

617,540	1,161,661	572,722	721,565 (2)	70,195	332,632	160,614	64,135
46,358	105,099	15,102	15,668	2,959	4,151	374	—
(816,319)	(3,425,587)	(102,552)	(225,853)	(101,986)	(238,605)	(13,348)	—
(152,421)	(2,158,827)	485,272	511,380	(28,832)	98,178	147,640	64,135
342,926	(2,337,590)	604,706	485,534	21,574	30,407	155,838	62,066

5,436,390	7,773,980	1,255,669	770,135	753,232	722,825	62,066	—
$5,779,316	$5,436,390	$1,860,375	$1,255,669	$774,806	$753,232	$217,904	$62,066
$20,944	$18,169	$7,571	$4,580	$2,830	$2,209	$252	$81

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	209

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2012 (unaudited) and the year ended May 31, 2012

	Small/Mid Cap Equity Fund			U.S. Managed Volatility Fund
	06/1/12 to 11/30/12	06/1/11 to 05/31/12		06/1/12 to 11/30/12	06/1/11 to 05/31/12
Operations:
Net Investment Income	$11,587	$15,889		$10,419	$8,044
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	23,619	179,350		12,308	8,768
Net Realized Gain (Loss) on Foreign Currency Transactions	9	(54)		(13)	20
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts and Swap Contracts	116,764	(384,540)		40,157	4,900
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—		—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—		2	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	151,979	(189,355)		62,873	21,730
Dividends and Distributions From:
Net Investment Income:
Class A	(8,638)	(15,466)		(9,538)	(5,773)
Net Realized Gains:
Class A	—	—		—	(25,157)
Total Dividends and Distributions	(8,638)	(15,466)		(9,538)	(30,930)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	296,752	425,868		197,692	671,544
Reinvestment of Dividends & Distributions	8,571	15,310		9,175	30,591
Cost of Shares Redeemed	(197,454)	(570,081	)(2)	(77,216)	(104,664)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	107,869	(128,903)		129,651	597,471
Net Increase (Decrease) in Net Assets	251,210	(333,724)		182,986	588,271
Net Assets:
Beginning of Period	1,981,358	2,315,082		722,082	133,811
End of Period	$2,232,568	$1,981,358		$905,068	$722,082
Undistributed Net Investment Income Included in Net Assets at Period End	$11,583	$8,634		$3,569	$2,688
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes redemptions as a result of an in-kind transfer of securities (see Note 10).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12

$2,898	$10,379	$48,388	$106,328	$375	$811	$2,319	$4,754
(3,747)	(17,819)	(18,001)	(109,876)	(222)	(594)	(533)	697
(63)	(648)	(26)	(4,166)	42	6	—	—
55,720	(108,105)	746,467	(989,578)	7,906	(11,635)	7,472	(1,147)
—	—	—	126	—	—	—	—
100	(5)	(4,291)	2,877	(64)	44	—	—
54,908	(116,198)	772,537	(994,289)	8,037	(11,368)	9,258	4,304

—	(9,424)	—	(92,739)	—	(992)	(2,022)	(5,179)

—	—	—	—	—	—	—	—
—	(9,424)	—	(92,739)	—	(992)	(2,022)	(5,179)

41,452	106,213	1,106,886	1,951,943	7,565	16,382	226,152	15,632
—	8,534	—	90,489	—	806	1,947	5,015
(45,790)	(210,941)	(494,199)	(1,460,559)	(2,098)	(10,916)	(10,891)	(96,090)
(4,338)	(96,194)	612,687	581,873	5,467	6,272	217,208	(75,443)
50,570	(221,816)	1,385,224	(505,155)	13,504	(6,088)	224,444	(76,318)

324,696	546,512	4,623,934	5,129,089	48,756	54,844	218,959	295,277
$375,266	$324,696	$6,009,158	$4,623,934	$62,260	$48,756	$443,403	$218,959
$9,102	$6,204	$105,088	$56,700	$883	$508	$7,152	$6,855

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	211

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2012 (unaudited) and the year ended May 31, 2012

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Corporate Bond Fund(3)
	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/29/12 to 11/30/12
Operations:
Net Investment Income (Loss)	$98,432	$211,110	$74,282	$156,694	$77,531	$174,841	$29,336
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	97,845	163,254	21,109	35,646	261,340	294,664	14,290
Net Realized Gain (Loss) on Foreign Currency Transactions	562	3,946	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	67,898	131,762	61,319	(87,084)	(153,656)	319,516	70,915
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,080)	1,067	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	263,657	511,139	156,710	105,256	185,215	789,021	114,541
Dividends and Distributions From:
Net Investment Income:
Class A	(105,317)	(225,294)	(71,904)	(153,356)	(77,292)	(174,335)	(29,361)
Net Realized Gains:
Class A	—	(122,557)	—	(3,009)	—	(218,280)	—
Total Dividends and Distributions	(105,317)	(347,851)	(71,904)	(156,365)	(77,292)	(392,615)	(29,361)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,947,618 (2)	1,895,597	335,945	692,062	402,807 (2)	2,181,318 (2)	1,871,664 (2)
Reinvestment of Dividends & Distributions	102,129	334,995	69,264	152,411	74,250	388,384	29,334
Cost of Shares Redeemed	(989,580)	(2,073,962)	(318,684)	(817,607)	(2,245,835)	(991,887)	(41,028)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,060,167	156,630	86,525	26,866	(1,768,778)	1,577,815	1,859,970
Net Increase (Decrease) in Net Assets	1,218,507	319,918	171,331	(24,243)	(1,660,855)	1,974,221	1,945,150
Net Assets:
Beginning of Period	7,081,317	6,761,399	1,914,780	1,939,023	5,497,375	3,523,154	—
End of Period	$8,299,824	$7,081,317	$2,086,111	$1,914,780	$3,836,520	$5,497,375	$1,945,150
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(12,002)	$(5,117)	$4,431	$2,053	$251	$12	$(25)
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 10).
(3)	Commenced operations on June 29, 2012.
(4)	Commenced operations on July 29, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund(4)
06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	06/1/11 to 05/31/12	06/1/12 to 11/30/12	07/29/11 to 05/31/12

$1,560	$4,873	$29,035	$68,258	$1,682	$8,154	$8,589	$(497)	$1,021	$1,267
432	54	45,251	24,704	2,326	7,917	(1,366)	42,339	(609)	(3,848)
—	—	3,924	(142)	—	—	3,092	—	29	196
1,879	(731)	58,018	(50,426)	(713)	(9,367)	42,716	(43,624)	6,695	(7,980)
—	—	(3,895)	3,983	—	—	(22,036)	23,729	(1,287)	1,240
3,871	4,196	132,333	46,377	3,295	6,704	30,995	21,947	5,849	(9,125)

(1,834)	(5,251)	(27,198)	(70,422)	(3,746)	(10,472)	—	—	(1,164)	(166)

—	—	—	(10,680)	—	(6,909)	—	(22,339)	—	—
(1,834)	(5,251)	(27,198)	(81,102)	(3,746)	(17,381)	—	(22,339)	(1,164)	(166)

287,712 (2)	315,607	227,154	330,816	12,524	60,444	198,614	201,504	63,534	173,818
1,741	5,230	26,396	78,720	3,283	15,092	—	19,948	1,056	161
(192,040)	(334,917)	(129,413)	(288,584)	(46,605)	(152,230)	(35,960)	(75,756)	(16,041)	(24,625)
97,413	(14,080)	124,137	120,952	(30,798)	(76,694)	162,654	145,696	48,549	149,354
99,450	(15,135)	229,272	86,227	(31,249)	(87,371)	193,649	145,304	53,234	140,063

298,223	313,358	1,114,918	1,028,691	281,861	369,232	552,649	407,345	140,063	—
$397,673	$298,223	$1,344,190	$1,114,918	$250,612	$281,861	$746,298	$552,649	$193,297	$140,063
$(307)	$(33)	$9,096	$7,259	$1,091	$3,155	$8,097	$(492)	$(422)	$(279)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	213

Statement of Cash Flows ($ Thousands) (unaudited)

For the period ended November 30, 2012

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Asset Resulting from Operations	$5,849
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment in Securities	(70,871)
Proceeds from Sale of Investment Securities	27,460
Net Realized Gain from Investments	(185)
Net Change in Unrealized Appreciation on Investments	(8,389)
Amortization/Accretion of Premiums/Discounts	543
Purchases of Written & Purchased Options	(129)
Proceeds from Sale of Written & Purchased Options	51
Net Realized Loss on Written & Purchased Options	144
Net Change in Unrealized Depreciation on Written & Purchased Options	26
Swap Contracts, at Value	1,703
Increase in Foreign Currency	(16)
Decrease in Cash Pledged as Collateral	12
Increase in Receivable for Investment Securities Sold	(121)
Increase in Accrued Income	(142)
Unrealized Gain on Forward Foreign Currency Contracts	1,299
Unrealized Gain on Spot Contracts	(6)
Increase in Prepaid Expenses	(2)
Increase in Payable for Investment Securities Purchased	164
Increase in Reverse Repurchase Agreements	3,138
Decrease in Variation Margin Payable	(9)
Increase in Payable from Investment Advisor	8
Increase in CCO fees Payable	1
Decrease in Accrued Expenses	(4)
Net Cash Used in Operating Activities	(39,476)
Cash Flows from Financing Activities:
Proceeds from Capital Shares Sold	55,011
Payments on Capital Shares Redeemed	(15,739)
Distributions from Net Investment Income	(108)
Net Cash Provided by Financing Activities	39,164
Net Change in Cash	(312)
Cash at Beginning of Period	2,953
Cash at End of Period	$2,641
Supplemental Information Cash Flows from Net Operating Activities
Interest Paid	$34

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Financial Highlights

For the period ended November 30, 2012 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2012@	$17.07	$0.16	$1.46	$1.62	$(0.14)		$—	$(0.14)	$18.55	9.52%	$1,807,770	0.20%		0.20%		0.46%		1.82%	22%
2012	18.40	0.25	(0.61)	(0.36)	(0.24)		(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(3)	0.26	(3)	0.47	(3)	1.47	83
2011	14.84	0.22	3.56	3.78	(0.22)		—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48		2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26		0.26		0.47		1.66	57
Large Cap Diversified Alpha Fund
Class A
2012@	$9.41	$0.08	$0.76	$0.84	$(0.07)		$—	$(0.07)	$10.18	8.93%	$285,976	0.25%		0.26%		0.46%		1.53%	36%
2012	9.53	0.13	(0.16)	(0.03)	(0.09)		—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
2011	7.69	0.11	1.88	1.99	(0.15)		—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64		1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64	*	0.64	*	0.79		1.17	77
Large Cap Disciplined Equity Fund
Class A
2012@	$10.58	$0.10	$0.96	$1.06	$(0.09)		$—	$(0.09)	$11.55	10.05%	$5,779,316	0.17	%(5)	0.17	%(5)	0.46	%(5)	1.72%	59%
2012	10.87	0.16	(0.29)	(0.13)	(0.16)		—	(0.16)	10.58	(1.14)	5,436,390	0.18	(4)	0.18	(4)	0.47	(4)	1.54	93
2011	8.86	0.15	2.08	2.23	(0.22)		—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47		1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47		1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19		0.19		0.47		1.70	111
Large Cap Index Fund
Class A
2012@	$113.85	$1.35	$9.22	$10.57	$(1.17)		$—	$(1.17)	$123.25	9.30%	$1,860,375	0.03%		0.03%		0.23%		2.23%	2%
2012	117.49	2.26	(3.78)	(1.52)	(2.12)		—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
2011	94.53	2.01	22.98	24.99	(2.03)		—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25		2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06		0.06		0.24		1.97	14
Small Cap Fund
Class A
2012@	$12.04	$0.06	$0.78	$0.84	$(0.05)		$—	$(0.05)	$12.83	7.01%	$774,806	0.48%		0.48%		0.71%		1.01%	48%
2012	13.49	0.11	(1.47)	(1.36)	(0.09)		—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
2011	10.69	0.09	2.84	2.93	(0.13)		—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72		0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72		1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52		0.54		0.72		0.80	99
Small Cap II Fund
Class A
2012@	$9.62	$0.04	$0.64	$0.68	$(0.03)		$—	$(0.03)	$10.27	7.09%	$217,904	0.49%		0.49%		0.71%		0.74%	56%
2012(2)	10.00	0.02	(0.40)	(0.38)	—		—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9

@	For the six-month period ended November 30, 2012. All ratios for the period have been annualized.
*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% and 0.32% for the years ended May 31, 2009 and 2008, respectively.
**	Includes a return of capital of $0.05 per share.
***	Includes a return of capital of $0.10 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	215

Financial Highlights

For the period ended November 30, 2012 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2012@	$12.34	$0.07	$0.86	$0.93	$(0.05)	$—	$(0.05)	$13.22	7.55%	$2,232,568	0.46%	0.46%	0.71%	1.07%	43%
2012	13.62	0.09	(1.28)	(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49	0.49	0.72	0.77	84
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49	0.49	0.72	0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
U.S. Managed Volatility Fund
Class A
2012@	$11.39	$0.16	$0.78	$0.94	$(0.14)	$—	$(0.14)	$12.19	8.30%	$905,068	0.25%	0.25%	0.71%	2.61%	16%
2012	12.15	0.25	0.01	0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35	0.35	0.73	2.25	44
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35	0.35	0.72	1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2012@	$6.20	$0.06	$0.97	$1.03	$—	$—	$—	$7.23	16.61%	$375,266	0.46%	0.46%	0.67%	1.61%	25%
2012	8.07	0.17	(1.87)	(1.70)	(0.17)	—	(0.17)	6.20	(21.10)	324,696	0.45	0.45	0.65	2.48	59
2011	6.37	0.18	1.82	2.00	(0.30)	—	(0.30)	8.07	31.81	546,512	0.41	0.41	0.63	2.42	107
2010	6.08	0.15	0.27	0.42	(0.13)	—	(0.13)	6.37	6.68	605,479	0.39	0.39	0.64	2.25	153
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (5)	0.39 (5)	0.61 (5)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (4)	0.41 (4)	0.62 (4)	2.99	145
World Equity Ex-US Fund
Class A
2012@	$9.24	$0.09	$1.36	$1.45	$—	$—	$—	$10.69	15.69%	$6,009,158	0.36%	0.36%	0.62%	1.78%	19%
2012	11.71	0.23	(2.50)	(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45	0.45	0.63	2.28	56
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45	0.45	0.64	2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (6)	0.45 (6)	0.66 (6)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
Screened World Equity Ex-US Fund
Class A
2012@	$7.02	$0.05	$1.06	$1.11	$—	$—	$—	$8.13	15.81%	$62,260	0.54%	0.54%	0.91%	1.35%	24%
2012	9.01	0.13	(1.97)	(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74	0.74	0.93	1.63	76
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77	0.77	1.06	1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
2009(3)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2012@	$7.97	$0.07	$0.21	$0.28	$(0.06)	$—	$(0.06)	$8.19	3.53%	$443,403	0.23%	0.23%	0.52%	1.64%	20%
2012	7.95	0.15	0.04	0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41	0.41	0.53	1.94	58
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41	0.41	0.53	1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25

@	For the six-month period ended November 30, 2012. All ratios for the period have been annualized.
*	Includes a return of capital of $0.04 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.40% and 0.61%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.61%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.45%, 0.45% and 0.66%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Financial Highlights

For the period ended November 30, 2012 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2012@	$10.63	$0.14	$0.24	$0.38	$(0.15)	$—	$(0.15)	$10.86	3.56%	$8,299,824	0.13%		0.13%		0.36%		2.53%	150%
2012	10.39	0.34	0.47	0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14		0.14		0.37		3.21	386
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16	(3)	0.16	(3)	0.38	(3)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14		0.14		0.37		5.35	432
High Yield Bond Fund
Class A
2012@	$9.30	$0.36	$0.41	$0.77	$(0.35)	$—	$(0.35)	$9.72	8.40%	$2,086,111	0.31	%(10)	0.31	%(10)	0.56	%(10)	7.59%	33%
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35	(8)	0.35	(8)	0.56	(8)	7.97	50
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)**	(0.76)	9.58	19.06	1,939,023	0.35		0.35		0.56		8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35		0.35		0.56		10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35		0.35		0.56		11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35		0.35		0.55		8.63	59
Long Duration Fund
Class A
2012@	$9.65	$0.19	$0.32	$0.51	$(0.19)	$—	$(0.19)	$9.97	5.28%	$3,836,520	0.17%		0.17%		0.37%		3.80%	48%
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20		0.20		0.37		4.45	121
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20	(5)	0.20	(5)	0.37	(5)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20		0.20		0.37		5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20		0.20		0.39		4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20		0.20		0.39		5.47	58
Long Duration Corporate Bond Fund
Class A
2012@(9)	$10.00	$0.18	$0.53	$0.71	$(0.18)	$—	$(0.18)	$10.53	7.08%	$1,945,150	0.15%		0.15%		0.35%		4.05%	55%
Ultra Short Duration Bond Fund
Class A
2012@	$9.95	$0.06	$0.10	$0.16	$(0.07)	$—	$(0.07)	$10.04	1.62%	$397,673	0.13%		0.13%		0.22%		1.17%	101%
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16		0.16		0.21		1.14	222
2011(4)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18		0.18		0.23		1.65	23
Emerging Markets Debt Fund
Class A
2012@	$11.22	$0.28	$1.01	$1.29	$(0.26)	$—	$(0.26)	$12.25	11.61%	$1,344,190	0.47%		0.47%		0.92%		4.68%	73%
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55		0.55		0.93		6.43	55
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55		0.55		0.93		6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55		0.55		0.93		8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55		0.55		0.94		8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55		0.55		0.93		6.65	66
Real Return Fund
Class A
2012@	$10.29	$0.06	$0.07	$0.13	$(0.14)	$—	$(0.14)	$10.28	1.30%	$250,612	0.12%		0.12%		0.28%		1.24%	53%
2012	10.67	0.29	(0.07)	0.22	(0.35)	(0.25)	(0.60)	10.29	2.15	281,861	0.20		0.20		0.28		2.75	96
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20		0.20		0.28		2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29		0.29		0.55		3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36		0.36		0.78		2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43		0.43		0.77		5.36	47
Dynamic Asset Allocation Fund
Class A
2012@	$11.14	$0.16	$0.50	$0.66	$—	$—	$—	$11.80	5.92%	$746,298	0.14%		0.14%		0.66%		2.79%	7%
2012	11.26	(0.01)	0.39	0.38	—	(0.50)	(0.50)	11.14	3.73	552,649	0.50		0.50		0.67		(0.10)	140
2011(2)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50		0.50		0.67		(0.39)	0
Multi-Asset Real Return Fund
Class A
2012@	$9.25	$0.06	$0.31	$0.37	$(0.07)	$—	$(0.07)	$9.55	3.99%	$193,297	0.36	%(11)	0.36	%(11)	0.66	%(11)	1.22%	38%
2012(6)	10.00	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)	9.25	(7.37)	140,063	0.41	(7)	0.41	(7)	0.66	(7)	1.23	58

@	For the six-month period ended November 30, 2012. All ratios for the period have been annualized.
*	Includes a return of capital of $0.06 per share.
**	Amount represents less than $0.01.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.
(4)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(6)	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(9)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
(10)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.56% respectively.
(11)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.32%, 0.32% and 0.66%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	217

Notes to Financial Statements (Unaudited)

November 30, 2012

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity, Extended Market Index Equity, Emerging Markets Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of November 30, 2012, the Strategic U.S. Large Cap Equity, Emerging Markets Equity, Global Equity and Extended Market Index Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	219

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

For the six-month period ended November 30, 2012, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of November 30, 2012 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$11,814	Bank of America Securities, 0.30%	$11,814
10,162	Bank of America Securities, 0.32%	10,162
3,628	UBS, AG, 0.31%	3,629
1,010	Bank of America Securities, 0.26%	1,010

		$26,615

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2012, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of November 30, 2012, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income, Dynamic Asset Allocation and Multi-Asset Real Return Funds had options contracts as of November 30, 2012, as disclosed in the Funds’ Schedules of Investments or Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2012, if applicable.

Securities Sold Short — To the extent consistent with its investment objective and strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of November 30, 2012, none of the Funds held any short positions.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may investment in swap contracts mainly as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	221

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of November 30, 2012, if applicable.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for

Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities, Emerging Markets Debt, Real Return and Multi-Asset Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond and Ultra Short Duration Bond Funds; declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Dynamic Asset Allocation Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2012, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2012, were as follows:

	Face Amount ($ Thousands)/ Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	2,600	11/30/10	11/30/10	$—	$2	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	354	0.02

				$551	$356	0.02%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	223

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

3. CREDIT DERIVATIVES

To the extent consistent with its investment objective and strategies, a Fund may enter into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of November 30, 2012, the High Yield Bond and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $19.7 million and $5.0 million, respectively, and the Core Fixed Income, Emerging Markets Debt, and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $3.6 million, $0.7 million, and $1.3 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(161,035)	—	—	—	$(161,035)
Maximum potential amount of future payments	$3,560,000	—	—	—	$3,560,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—	—
> than 100	—	—	—	$3,560,000	—	$3,560,000
Total				$3,560,000		$3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

EMERGING MARKETS DEBT FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	$(55,391)	—	—	$(55,391)
Maximum potential amount of future payments	—	$700,000	—	—	$700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
EMERGING MARKETS DEBT FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—	—
> than 100	—	—	—	—	$700,000	$700,000
Total					$700,000	$700,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$9,089	—	—	$1,728	$10,817
Maximum potential amount of future payments	$260,119	—	—	$690,000	$950,119
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	—	$690,000	—	$690,000
> than 100	—	—	$340,000	$260,119	—	$600,119
Total	—	—	$340,000	$950,119	—	$1,290,119

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of November 30, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2012 ($ Thousands)			Six-month period ended November 30, 2012 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

International Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$428	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	27

Total Derivatives not accounted for as hedging instruments		$428			$27

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1,304	*	Net Assets — Unrealized depreciation on futures contracts	$91	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	348

Total Derivatives not accounted for as hedging instruments		$1,304			$439

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	225

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2012 ($ Thousands)			Six-month period ended November 30, 2012 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Screened World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$32	*	Net Assets — Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	5

Total Derivatives not accounted for as hedging instruments		$32			$5

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$146	*	Net Assets — Unrealized depreciation on futures contracts	$1,832	*
	Net Assets — Unrealized appreciation on swap contracts	20	†	Net Assets — Unrealized depreciation on swap contracts	695	†
	Options purchased, at value	379		Options written, at value	71
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,305		Unrealized loss on forward foreign currency contracts	984
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	25	†

Total Derivatives not accounted for as hedging instruments		$1,850			$3,607

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$708	*	Net Assets — Unrealized depreciation on futures contracts	$970	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	437	†
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	198	†

Total Derivatives not accounted for as hedging instruments		$708			$1,605

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$13	*	Net Assets — Unrealized depreciation on futures contracts	$1	*
	Net Assets — Unrealized appreciation on swap contracts	113	†	Net Assets — Unrealized depreciation on swap contracts	81	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,186		Unrealized loss on forward foreign currency contracts	4,217
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	4	†	Net Assets — Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	4,998	†	Net Assets — Unrealized depreciation on swap contracts	48	†

Total Derivatives not accounted for as hedging instruments		$9,314			$4,347

Dynamic Asset Allocation Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1,693		Unrealized loss on forward foreign currency contracts	$—
Equity contracts	Options purchased, at value	2,850		Options written, at value	1,005

Total Derivatives not accounted for as hedging instruments		$4,543			$1,005

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—		Net Assets — Unrealized depreciation on futures contracts	$41	*
	Net Assets — Unrealized appreciation on swap contracts	13	†	Net Assets — Unrealized depreciation on swap contracts	67	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	266		Unrealized loss on forward foreign currency contracts	321
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	13	†	Net Assets — Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	1,425	†
	Options purchased, at value	92		Options written, at value	18

Total Derivatives not accounted for as hedging instruments		$384			$1,872

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

The effect of derivative instruments on the Statements of Operations for the six-month period ended November 30, 2012.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Foreign exchange contracts	$—	$—	$(10)	$—	$(10)
Equity contracts	—	195	—	—	195
Total	$—	$195	$(10)	$—	$185
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$1,233	$—	$1,233
Equity contracts	—	17,674	—	—	17,674
Total	$—	$17,674	$1,233	$—	$18,907
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$32	$—	$32
Equity contracts	—	145	—	—	145
Total	$—	$145	$32	$—	$177
Core Fixed Income Fund
Interest rate contracts	$627	$(4,157)	$—	$(2,185)	$(5,715)
Foreign exchange contracts	—	—	370	—	370
Equity contracts	—	—	—	—	—
Credit contracts	119	—	—	(3,577)	(3,458)
Total	$746	$(4,157)	$370	$(5,762)	$(8,803)
Long Duration Fund
Interest rate contracts	$—	$413	$—	$—	$413
Credit contracts	—	—	—	(62)	(62)
Total	$—	$413	$—	$(62)	$351
Emerging Markets Debt Fund
Interest rate contracts	$—	$(144)	$—	$193	$49
Foreign exchange contracts	—	—	3,599	—	3,599
Credit contracts	—	—	—	(1)	(1)
Total	$—	$(144)	$3,599	$192	$3,647
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(120)	$—	$(26)	$(146)
Foreign exchange contracts	—	—	(648)	—	(648)
Credit contracts	—	—	—	28	28
Equity contracts	(144)	—	—	(532)	(676)
Total	$(144)	$(120)	$(648)	$(530)	$(1,442)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Foreign exchange contracts	$—	$—	$(149)	$—	$(149)
Equity contracts	—	1,099	—	—	1,099
Total	$—	$1,099	$(149)	$—	$950
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$(3,997)	$—	$(3,997)
Equity contracts	—	16,183	—	—	16,183
Total	$—	$16,183	$(3,997)	$—	$12,186
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$(69)	$—	$(69)
Equity contracts	—	115	—	—	115
Total	$—	$115	$(69)	$—	$46

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	227

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$796	$3,036	$—	$918	$4,750
Foreign exchange contracts	—	—	(1,241)	—	(1,241)
Equity contracts	—	—	—	201	201
Credit contracts	—	—	—	3,034	3,034
Total	$796	$3,036	$(1,241)	$4,153	$6,744
Long Duration Fund
Interest rate contracts	$—	$(1,578)	$—	$(437)	$(2,015)
Credit contracts	—	—	—	(318)	(318)
Total	$—	$(1,578)	$—	$(755)	$(2,333)
Emerging Markets Debt Fund
Interest rate contracts	$—	$316	$—	$32	$348
Foreign exchange contracts	—	—	(4,066)	—	(4,066)
Equity contracts	—	—	—	4,950	4,950
Credit contracts	—	—	—	4	4
Total	$—	$316	$(4,066)	$4,986	$1,236
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$(22,036)	$—	$(22,036)
Equity contracts	(714)	—	—	—	(714)
Total	$(714)	$—	$(22,036)	$—	$(22,750)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$48	$—	$9	$57
Foreign exchange contracts	—	—	(1,299)	—	(1,299)
Credit contracts	—	—	—	2	2
Equity contracts	(26)	—	—	(1,727)	(1,753)
Total	$(26)	$48	$(1,299)	$(1,716)	$(2,993)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six-month period ended November 30, 2012, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	7,022,098	$1,021
Written	1,661	771
Expired	(217)	(62)
Closing buys	(1,837)	(1,038)
Balance at end of period	7,021,705	$692

Dynamic Asset Allocation Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	—	$—
Written	1,500	2,696
Balance at end of period	1,500	$2,696

Multi-Asset Real Return Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	45	$102
Written	25	99
Expired	(15)	(11)
Closing buys	(30)	(90)
Balance at end of period	25	$100

As of November 30, 2012, the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2012, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC and the Administrator plan to voluntarily waive a portion of its fees in order to keep investment advisory and administration fees at a specified level. The voluntary waivers may be discontinued at any time.

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations*
Large Cap Fund	0.400%	0.26%
Large Cap Diversified Alpha Fund	0.400	0.31
Large Cap Disciplined Equity Fund	0.400	0.18
Large Cap Index Fund	0.170	0.06
Small Cap Fund	0.650	0.54
Small Cap II Fund	0.650	0.59
Small/Mid Cap Equity Fund	0.650	0.50
U.S. Managed Volatility Fund	0.650	0.35
International Equity Fund	0.505	0.46
World Equity Ex-US Fund	0.550	0.45
Screened World Equity Ex-US Fund	0.650	0.80
Enhanced LIBOR Opportunities Fund	0.450	0.41
Core Fixed Income Fund	0.300	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.300	0.20
Long Duration Corporate Bond Fund	0.300	0.20
Ultra Short Duration Bond Fund	0.150	0.18
Emerging Markets Debt Fund	0.850	0.55
Real Return Fund	0.220	0.20
Dynamic Asset Allocation Fund	0.600	0.50
Multi-Asset Real Return Fund	0.550	0.40

*	Effective July 1st 2012, voluntary expense waivers were discontinued.

As of November 30, 2012, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, L.P.
AQR Capital Management, LLC
Brown Advisory LLC
Delaware Management Company
LSV Asset Management
Waddell & Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Diversified Alpha Fund
AJO,L.P.
Delaware Management Company
INTECH Investment Management, LLC
Tocqueville Asset Management, L.P.
WestEnd Advisors LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Oppenheimer Funds, Inc.
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein L.P.
AQR Capital Management, LLC

Investment Sub-Adviser
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Timberline Asset Management, LLC
William Blair & Company, LLC
Small Cap II Fund
Alliance Bernstein L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Lee Munder Capital Group, LLC
Timberline Asset Management, LLC
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Century Capital Management, LLC
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
William Blair & Company, LLC
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
del Rey Global Investors, LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
McKinley Capital Management, LLC
Thornburg Investment Management LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Wellington Management Company, LLP

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	229

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

Investment Sub-Adviser
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners Asset Management, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Long Duration Corporate Bond Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLC
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2012, were as follows ($ Thousands):

Large Cap Fund	$8
Large Cap Diversified Alpha Fund	2
Large Cap Disciplined Equity Fund	167

Large Cap Index Fund	$4
Small Cap Fund	163
Small Cap II Fund	4
Small/Mid Cap Equity Fund	15
World Equity Ex-US Fund	21

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor, the Adviser or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period ended November 30, 2012, were as follows ($ Thousands):

Large Cap Fund	$187
Small Cap Fund	116
Small/Mid Cap Equity Fund	443
U.S. Managed Volatility Fund	436

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended November 30, 2012, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust, Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

To the extent consistent with its investment objectives, a Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of SEI Alpha Strategy Portfolios, LP. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed by the Board of Trustees annually. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended November 30, 2012, the Trust borrowed funds from SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Date	Amount Borrowed ($Thousands)	Interest Paid	Rate
Large Cap Disciplined Equity	10/02/2012	$45,000	$900	0.36%
Small Cap II Fund	08/01/2012	5,000	97	0.35
High Yield Bond Fund	07/02/2012	24,751	254	0.37
High Yield Bond Fund	07/03/2012	17,974	389	0.39

The Trust had no outstanding borrowings or loans under the Program at November 30, 2012.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund			Large Cap Index Fund
	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12		6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12
Class A:
Shares Issued	11,683	42,736	2,499	5,503	53,915	114,099		4,782	6,272 (1)
Shares Issued In Lieu of Dividends and Distributions	820	5,311	190	335	4,079	10,479		124	140
Shares Redeemed	(18,982)	(31,943)	(8,684)	(9,960)	(71,350)	(326,008)		(840)	(1,938)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(6,479)	16,104	(5,995)	(4,122)	(13,356)	(201,430)		4,066	4,474

	Small Cap Fund		Small Cap II Fund(2)		Small/Mid Cap Equity Fund			U.S. Managed Volatility Fund
	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	4/10/12 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12		6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12
Class A:
Shares Issued	5,596	27,655	16,044	6,454	22,763	35,194		16,512	58,784
Shares Issued In Lieu of Dividends and Distributions	230	349	36	—	653	1,269		759	2,791
Shares Redeemed	(7,993)	(19,023)	(1,323)	—	(15,099)	(45,867	)(1)	(6,408)	(9,190)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(2,167)	8,981	14,757	6,454	8,317	(9,404)		10,863	52,385

	International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12
Class A:
Shares Issued	6,043	15,813	109,785	196,762	988	2,166	27,782	1,980
Shares Issued In Lieu of Dividends and Distributions	—	1,352	—	9,741	—	114	241	641
Shares Redeemed	(6,567)	(32,505)	(48,346)	(143,869)	(274)	(1,425)	(1,340)	(12,270)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(524)	(15,340)	61,439	62,634	714	855	26,683	(9,649)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	231

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2012

	Core Fixed Income Fund			High Yield Bond Fund		Long Duration Fund			Long Duration Corporate Bond Fund(3)		Ultra Short Duration Bond Fund
	6/1/12 to 11/30/12 (Unaudited)		6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12		6/29/12 to 11/30/12 (Unaudited)		6/1/12 to 11/30/12 (Unaudited)		6/1/11 to 5/31/12
Class A:
Shares Issued	180,454	(1)	180,742	34,963	75,270	40,947 (1)	234,974	(1)	185,892	(1)	28,709	(1)	31,725
Shares Issued In Lieu of Dividends and Distributions	9,461		32,031	7,220	16,538	7,518	42,344		2,792		174		526
Shares Redeemed	(91,737)		(197,496)	(33,443)	(88,223)	(233,066)	(106,591)		(3,944)		(19,229)		(33,664)
Increase (Decrease) in Net Assets Derived from Class A Transactions	98,178		15,277	8,740	3,585	(184,601)	170,727		184,740		9,654		(1,413)

	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund(4)
	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	6/1/11 to 5/31/12	6/1/12 to 11/30/12 (Unaudited)	7/29/11 to 5/31/12
Class A:
Shares Issued	18,934	29,078	1,223	5,802	16,715	18,573	6,686	17,690
Shares Issued In Lieu of Dividends and Distributions	2,233	7,110	323	1,459	—	1,918	112	17
Shares Redeemed	(10,819)	(25,495)	(4,546)	(14,483)	(3,056)	(7,054)	(1,684)	(2,570)
Increase (Decrease) in Net Assets Derived from Class A Transactions	10,348	10,693	(3,000)	(7,222)	13,659	13,437	5,114	15,137
(1)	Includes subscriptions/redemptions as a result of in-kind transfers of securities (see Note 10).
(2)	Fund commenced operations on April 10, 2012.
(3)	Fund commenced operations on July 29, 2012.
(4)	Fund commenced operations on July 29, 2011.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended November 30, 2012, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$400,754	$400,754
Sales	—	491,036	491,036
Large Cap Diversified Alpha Fund
Purchases	—	107,942	107,942
Sales	—	168,511	168,511
Large Cap Disciplined Equity Fund
Purchases	—	3,194,529	3,194,529
Sales	—	3,309,957	3,309,957
Large Cap Index Fund
Purchases	—	492,325	492,325
Sales	—	26,654	26,654
Small Cap Fund
Purchases	—	362,133	362,133
Sales	—	400,600	400,600
Small Cap II Fund
Purchases	—	205,393	205,393
Sales	—	72,245	72,245
Small/Mid Cap Fund
Purchases	—	1,036,251	1,036,251
Sales	—	886,238	886,238
U.S. Managed Volatility Fund
Purchases	—	239,063	239,063
Sales	—	126,637	126,637

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
International Equity Fund
Purchases	$—	$85,643	$85,643
Sales	—	107,195	107,195
World Equity Ex-US Fund
Purchases	—	1,824,189	1,824,189
Sales	—	981,352	981,352
Screened World Equity Ex-US Fund
Purchases	—	17,232	17,232
Sales	—	12,666	12,666
Enhanced LIBOR Opportunities Fund
Purchases	30,304	187,167	217,471
Sales	28,725	9,321	38,046
Core Fixed Income Fund
Purchases	9,820,384	1,900,581	11,720,965
Sales	9,105,615	1,549,709	10,655,324
High Yield Bond Fund
Purchases	—	602,843	602,843
Sales	—	520,869	520,869
Long Duration Fund
Purchases	1,278,122	702,361	1,980,483
Sales	1,782,403	1,916,721	3,699,124
Long Duration Corporate Bond Fund(1)
Purchases	656,614	2,081,983	2,738,597
Sales	604,271	344,725	948,996
Ultra Short Duration Bond Fund
Purchases	126,085	146,162	272,247
Sales	95,414	113,300	208,714
Emerging Markets Debt Fund
Purchases	—	776,440	776,440
Sales	—	746,701	746,701

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	$140,789	$—	$140,789
Sales	172,965	—	172,965
Dynamic Asset Allocation Fund
Purchases	—	206,696	206,696
Sales	—	39,829	39,829
Multi-Asset Real Return Fund
Purchases	29,762	72,896	102,658
Sales	7,963	62,181	70,144

(1)	Fund commenced operations on July 29, 2012.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in-kind redemption, have been reclassified to/ from the following accounts as of May 31, 2012:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$74	$(74)	$—
Large Cap Diversified Alpha Fund	(9)	9	—
Large Cap Disciplined Equity Fund	18,762	(18,762)	—
Large Cap Index Fund	129	(129)	—
Small Cap Fund	657	(524)	(133)
Small Cap II Fund	2	(2)	—
Small/Mid Cap Equity Fund	1,214	(5,344)	4,130
U.S. Managed Volatility Fund	84	(84)	—
International Equity Fund	(388)	388	—
World Equity Ex-US Fund	(2,143)	2,143	—
Screened World Equity Ex-US Fund	99	(99)	—
Enhanced LIBOR Opportunities Fund	3,084	(3,084)	—
Core Fixed Income Fund	15,652	(15,677)	25
High Yield Bond Fund	(6,644)	5,678	966
Long Duration Fund	(496)	496	—
Ultra Short Duration Fund	346	(373)	27
Emerging Markets Debt Fund	(1,810)	1,810	—
Real Return Fund	115	(115)	—
Dynamic Asset Allocation Fund	5	(5)	—
Multi-Asset Real Return Fund	(1,380)	1,380	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2012 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2012	$22,774	$66,801	$—	$89,575
	2011	19,157	—	—	19,157
Large Cap Diversified Alpha Fund	2012	3,329	—	—	3,329
	2011	6,446	—	—	6,446
Large Cap Disciplined Equity Fund	2012	106,581	—	—	106,581
	2011	166,228	—	—	166,228
Large Cap Index Fund	2012	16,211	—	—	16,211
	2011	10,513	—	—	10,513
Small Cap Fund	2012	4,874	—	—	4,874
	2011	10,045	—	—	10,045
Small Cap II Fund	2012	—	—	—	—
Small/Mid Cap Equity Fund	2012	15,466	—	—	15,466
	2011	10,170	—	—	10,170
U.S. Managed Volatility Fund	2012	10,441	20,489	—	30,930
	2011	15,274	8,056	—	23,330
International Equity Fund	2012	9,424	—	—	9,424
	2011	22,384	—	—	22,384
World Equity Ex-US Fund	2012	92,739	—	—	92,739
	2011	82,847	—	—	82,847
Screened World Equity Ex-US Fund	2012	992	—	—	992
	2011	1,216	—	—	1,216
Enhanced LIBOR Opportunities Fund	2012	5,179	—	—	5,179
	2011	3,019	—	—	3,019

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	233

Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2012

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund	2012	$347,851	$—	$—	$347,851
	2011	434,055	16,079	—	450,134
High Yield Bond Fund	2012	156,365	—	—	156,365
	2011	155,186	—	—	155,186
Long Duration Bond Fund	2012	312,089	80,526	—	392,615
	2011	212,017	34,222	—	246,239
Ultra Short Duration Fund	2012	5,251	—	—	5,251
	2011	1,266	—	—	1,266
Emerging Markets Debt Fund	2012	70,422	10,680	—	81,102
	2011	51,025	—	—	51,025
Real Return Fund	2012	13,005	4,376	—	17,381
	2011	12,369	1,371	—	13,740
Dynamic Asset Allocation Fund	2012	8,638	13,701	—	22,339
	2011	696	1,189	—	1,885
Multi-Asset Real Return Fund	2012	166	—	—	166

As of May 31, 2012, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$5,344	$28,766	$—	$—	$—	$142,127	$—	$176,237
Large Cap Diversified Alpha Fund	1,203	—	(116,016)	—	—	15,398	—	(99,415)
Large Cap Disciplined Equity Fund	18,083	—	(1,234,115)	—	—	415,029	—	(801,003)
Large Cap Index Fund	4,580	15,086	—	—	—	122,822	—	142,488
Small Cap Fund	2,652	—	(207,236)	—	—	(36,093)	(1)	(240,678)
Small Cap II Fund	91	—	—	(73)	—	(2,087)	—	(2,069)
Small/Mid Cap Equity Fund	9,758	—	(11,100)	—	—	8,620	2	7,280
U.S. Managed Volatility Fund	6,983	2,361	—	—	—	31,609	(3)	40,950
International Equity Fund	6,573	—	(406,551)	(10,190)	—	(55,115)	(127)	(465,410)
World Equity Ex-US Fund	62,763	—	(623,915)	(35,797)	—	(356,906)	(3,652)	(957,507)
Screened World Equity Ex-US Fund	653	—	(17,047)	(324)	—	(5,250)	(65)	(22,033)
Enhanced LIBOR Opportunities Fund	6,853	—	(55,079)	(316)	—	2,119	—	(46,423)
Core Fixed Income Fund	104,316	—	—	(41,741)	—	249,517	(108,893)	203,199
High Yield Bond Fund	14,567	—	(46,260)	—	—	13,914	(12,715)	(30,494)
Long Duration Fund	141,481	40,888	—	—	—	535,027	(117,950)	599,446
Ultra Short Duration Fund	331	—	(277)	(419)	—	(679)	(364)	(1,408)
Emerging Markets Debt Fund	12,337	13,793	—	(1,557)	—	38,694	(4,509)	58,758
Real Return Fund	4,017	2,716	—	—	—	6,047	(1,230)	11,550
Dynamic Asset Allocation Fund	36,289	17,524	—	—	—	(8,143)	(23,730)	21,940
Multi-Asset Real Return Fund	888	—	(1,417)	(277)	—	(6,950)	(1,535)	(9,291)

Post-October losses represent losses realized on investment transactions from November 1, 2011 through May 31, 2012 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2012 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$20,549	$95,467	$—	$116,016
Large Cap Disciplined Equity Fund	—	130,919	1,103,196	—	1,234,115
Small Cap Fund	—	—	207,236	—	207,236
Small/Mid Cap Equity Fund	—	—	11,100	—	11,100
International Equity Fund	—	119,559	278,108	—	397,667

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2012 ($ Thousands)
World Equity Ex-US Fund	$—	$97,688	$441,774	$—	$539,462
Screened World Equity Ex-US Fund	—	31	16,407	—	16,438
Enhanced LIBOR Opportunities Fund	1,487	10,404	23,512	19,071	54,474
High Yield Bond Fund	—	—	46,260	—	46,260

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
International Equity Fund	$8,884	$—	$8,884
World Equity Ex-US Fund	84,453	—	84,453
Screened World Equity Ex-US Fund	609	—	609
Enhanced LIBOR Opportunities Fund	—	605	605
Ultra Short Duration Fund	—	277	277
Multi-Asset Real Return Fund	1,417	—	1,417

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended May 31, 2012, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Index Fund	$32,021
Large Cap Diversified Alpha Fund	16,204
Large Cap Disciplined Equity Fund	610,007
Small Cap Fund	51,308
Small/Mid Cap Equity Fund	162,836
High Yield Bond Fund	38,853
Emerging Markets Debt Fund	1,454

For Federal income tax purposes, the cost of securities owned at November 30, 2012, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2012, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,648,429	$330,700	$(28,406)	$302,294
Large Cap Diversified Alpha Fund	269,148	34,526	(7,861)	26,665
Large Cap Disciplined Equity Fund	5,827,818	550,117	(227,337)	322,780
Large Cap Index Fund	1,759,765	287,245	(33,210)	254,035
Small Cap Fund	954,365	72,015	(61,026)	10,989
Small Cap Fund II	237,211	13,781	(6,872)	6,909
Small/Mid Cap Equity Fund	2,671,311	268,871	(114,686)	154,185
U.S. Managed Volatility Fund	836,805	85,390	(14,302)	71,088
International Equity Fund	376,150	34,764	(29,059)	5,705
World Equity Ex-US Fund	5,976,458	664,357	(259,679)	404,678
Screened World Equity Ex-US Fund	59,219	5,958	(3,140)	2,818
Enhanced LIBOR Opportunities Fund	462,049	1,546	(13,227)	(11,681)
Core Fixed Income Fund	8,738,958	384,478	(69,451)	315,027
High Yield Bond Fund	2,014,428	117,728	(37,676)	80,052
Long Duration Fund	3,437,543	401,793	(7,619)	394,174
Long Duration Corporate Bond Fund	1,834,744	76,699	(5,653)	71,046
Ultra Short Duration Bond Fund	422,795	1,795	(586)	1,209
Emerging Markets Debt Fund	1,159,487	112,530	(18,646)	93,884
Real Return Fund	240,666	5,566	(51)	5,515
Dynamic Asset Allocation Fund	728,587	32,247	(20,521)	11,726
Multi-Asset Real Return Fund	209,344	5,204	(4,927)	277

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	235

Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2012

Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond and Multi-Asset Real Return Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Debt and Multi-Asset Real Return Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the six-month period ended November 30, 2012, the Core Fixed Income, Long Duration, Long Duration Corporate Bond, and Ultra Short Duration Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Core Fixed Income
7/31/2012	18,108	$195,406	$—
9/28/2012	7,720	83,603	—
Long Duration Fund
7/31/2012	7,281	72,886	—
Long Duration Corporate Bond Fund
9/28/2012	5,819	60,636	—
Ultra Short Duration Bond Fund
11/30/2012	2,511	25,206	—

During the year ended May 31, 2012, the Large Cap Index, Small/Mid Cap Equity and Long Duration Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Index Fund
1/5/2012	272	$29,489	$—
2/3/2012	176	20,013	—

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Small/Mid Cap Equity Fund
8/3/2011	(2,758)	$(35,388)	$4,996
Long Duration Fund
8/3/2011	4,633	41,416	—
2/3/2012	34,942	327,759	—
4/13/2012	37,389	345,848	—

11. SECURITIES LENDING

To the extent consistent with its investment objective and strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2012, with the exception of the following; At a meeting held on December 4, 2012, the Board of Trustees of SEI Institutional Investments Trust approved changing the name of the Trust’s Enhanced LIBOR Opportunities Fund to the Opportunistic Income Fund effective January 1, 2013.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	237

Disclosure of Fund Expenses (Unaudited)

November 30, 2012

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,095.20	0.20%	$1.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,089.30	0.25%	$1.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.82	0.25%	$1.27
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,100.50	0.17%	$0.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.22	0.17%	$0.86
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,093.00	0.03%	$0.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.92	0.03%	$0.15

	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,070.10	0.48%	$2.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.66	0.48%	$2.43
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,070.90	0.49%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.61	0.49%	$2.48
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,075.50	0.46%	$2.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.76	0.46%	$2.33
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,083.00	0.25%	$1.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.82	0.25%	$1.27

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Annualized Expense Ratios	Expense Paid During Period*
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,166.10	0.46%	$2.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.76	0.46%	$2.33
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,156.90	0.36%	$1.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.26	0.36%	$1.83
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,158.10	0.54%	$2.92
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.36	0.54%	$2.74
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.30	0.23%	$1.17
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.92	0.23%	$1.17
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.60	0.13%	$0.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.42	0.13%	$0.66
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,084.00	0.31%	$1.62
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.51	0.31%	$1.57
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,052.80	0.17%	$0.87
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.22	0.17%	$0.86

	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Annualized Expense Ratios	Expense Paid During Period*
Long Duration Corporate Bond Fund — Commenced operations 6/29/12
Actual Fund Return
Class A Shares	$1,000.00	$1,019.80	0.15%	$0.64	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76	*
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,016.20	0.13%	$0.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.42	0.13%	$0.66
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,116.10	0.47%	$2.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.00	0.12%	$0.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,059.20	0.14%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,039.90	0.36%	$1.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.26	0.36%	$1.83

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period since inception to period end).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	239

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

At the June 27-28, 2012 and the September 19-20, 2012 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012	241

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

SEI-F-120 (11/12)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Long Duration Corporate Bond Fund, Emerging Markets Debt Fund, Real Return Fund, and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 14.9%
Amazon.com*	18,820	$4,744
American Eagle Outfitters	4,800	102
Apollo Group, Cl A*	185,564	3,561
Autoliv (A)	21,400	1,292
Bed Bath & Beyond*	143,874	8,448
Best Buy (A)	76,900	1,008
Big Lots* (A)	40,000	1,126
Brinker International	13,500	404
Cablevision Systems, Cl A	53,400	739
CBS, Cl B	350,090	12,596
Charter Communications, Cl A*	45,390	3,216
Chico’s FAS	15,100	282
Coach	302,740	17,510
Comcast, Cl A	125,800	4,677
Cooper Tire & Rubber	32,100	802
Dillard’s, Cl A (A)	47,000	4,179
DIRECTV*	142,600	7,087
Discovery Communications, Cl A*	78,600	4,748
Expedia	5,500	340
Foot Locker	88,900	3,186
Ford Motor	167,800	1,921
Fossil*	65,976	5,703
GameStop, Cl A (A)	128,600	3,376
Gannett (A)	159,400	2,853
Gap	157,800	5,438
General Motors*	66,100	1,711
Guess? (A)	14,600	378
Harley-Davidson	172,615	8,106
Harman International Industries	16,300	645
Home Depot	100,910	6,566
ITT Educational Services* (A)	14,800	268
Kohl’s	61,600	2,751
Lear	60,600	2,646
Liberty Interactive, Cl A*	443,950	8,568
Lowe’s	392,821	14,177
Macy’s	84,000	3,251
Newell Rubbermaid	10,900	238
News, Cl B	146,980	3,707
News, Cl A	227,840	5,614
NIKE, Cl B	154,992	15,109
Nordstrom	172,144	9,311
PetSmart	13,100	926
Polaris Industries	31,000	2,629
priceline.com*	13,225	8,770
PulteGroup* (A)	18,100	304
RadioShack (A)	27,400	56
Ralph Lauren, Cl A	27,680	4,348
Sally Beauty Holdings*	105,600	2,677
Staples (A)	340,275	3,981
Starbucks	151,737	7,871
Target	273,268	17,251
Time Warner (A)	30,700	1,452
Time Warner Cable, Cl A	104,790	9,944
TJX	31,000	1,374
TRW Automotive Holdings*	19,200	972
Tupperware Brands	15,900	1,031

Description	Shares	Market Value ($ Thousands)

Under Armour, Cl A* (A)	65,320	$3,386
Walt Disney	193,710	9,620
Whirlpool	70,100	7,139
Wyndham Worldwide	75,400	3,701

		269,816

Consumer Staples — 9.7%
Altria Group	86,800	2,935
Anheuser-Busch InBev ADR	89,674	7,889
Archer-Daniels-Midland	232,700	6,213
Beam	79,710	4,472
Bunge (A)	4,100	300
Clorox	11,300	863
Coca-Cola	69,800	2,647
Coca-Cola Enterprises	36,400	1,135
ConAgra Foods	70,800	2,114
Constellation Brands, Cl A*	7,800	280
Costco Wholesale	191,972	19,963
CVS Caremark	240,200	11,171
Dean Foods* (A)	98,800	1,693
Dr. Pepper Snapple Group (A)	20,000	897
Estee Lauder, Cl A	345,402	20,120
Herbalife (A)	18,500	850
Hillshire Brands (A)	5,600	156
Ingredion	35,900	2,332
Kimberly-Clark	41,900	3,592
Kroger	265,500	6,967
Mead Johnson Nutrition, Cl A	191,077	13,030
Mondelez International, Cl A*	148,700	3,850
PepsiCo	29,700	2,085
Philip Morris International	124,180	11,161
Procter & Gamble	93,700	6,543
Reynolds American	16,200	708
Safeway (A)	74,500	1,274
Smithfield Foods*	85,400	1,910
SUPERVALU (A)	60,800	145
Tyson Foods, Cl A	246,100	4,718
Walgreen	436,000	14,785
Wal-Mart Stores	73,200	5,272
Whole Foods Market	134,156	12,525

		174,595

Energy — 10.3%
Alpha Natural Resources* (A)	168,200	1,258
Apache	19,600	1,511
Canadian Natural Resources	75,745	2,158
Chevron	253,600	26,803
Cobalt International Energy*	1,400	33
ConocoPhillips	268,040	15,262
Core Laboratories (A)	55,877	5,765
EOG Resources	107,750	12,673
Exxon Mobil	417,900	36,834
FMC Technologies*	157,595	6,439
Hess	33,000	1,637
HollyFrontier	99,000	4,488
Kinder Morgan	302,946	10,242
Marathon Oil	100,900	3,113
Marathon Petroleum (A)	199,900	11,902
Murphy Oil	118,800	6,741
Nabors Industries*	24,200	356
National Oilwell Varco	32,100	2,193

1	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Newfield Exploration*	17,500	$426
Noble Energy	48,710	4,761
Occidental Petroleum	20,100	1,512
Patterson-UTI Energy (A)	80,300	1,426
Phillips 66	140,600	7,363
Schlumberger	159,408	11,417
Valero Energy	245,100	7,907
Western Refining (A)	55,800	1,621

		185,841

Financials — 14.8%
ACE	25,000	1,981
Aflac	100,600	5,331
Allied World Assurance Holdings	25,700	2,086
Allstate	174,600	7,068
American Capital*	140,400	1,682
American Express	19,000	1,062
American Financial Group	32,294	1,280
Ameriprise Financial	108,800	6,601
Annaly Capital Management‡	65,800	969
Associated Banc (A)	95,600	1,228
Assurant	146,200	5,001
AvalonBay Communities‡	1,800	237
Axis Capital Holdings	15,700	565
Bank of America	794,400	7,833
Bank of New York Mellon	135,900	3,254
Berkshire Hathaway, Cl B*	30,900	2,722
BlackRock, Cl A	1,000	197
Boston Properties‡ (A)	2,900	298
Brandywine Realty Trust‡	56,000	668
Capital One Financial	236,730	13,635
CBL & Associates Properties‡ (A)	65,600	1,477
Charles Schwab	444,610	5,824
Citigroup	371,300	12,836
CME Group, Cl A	87,850	4,855
CNA Financial	21,600	610
Comerica	6,000	178
Commerce Bancshares (A)	9,067	324
Discover Financial Services	237,700	9,891
Endurance Specialty Holdings	19,600	788
Equity Residential‡	5,800	322
Everest Re Group	53,100	5,760
Fifth Third Bancorp	511,000	7,481
Goldman Sachs Group	84,500	9,953
Hartford Financial Services Group	64,800	1,372
HCC Insurance Holdings	12,700	468
HCP‡	8,000	360
Health Care‡	4,000	235
Hospitality Properties Trust‡	35,500	806
Host Hotels & Resorts‡	14,300	210
Huntington Bancshares	965,100	5,935
IntercontinentalExchange*	62,000	8,193
JPMorgan Chase	742,040	30,483
Keycorp	1,026,000	8,290
Kimco Realty‡ (A)	5,500	106
Lincoln National	196,200	4,846
Loews	4,000	164
Macerich‡	1,800	102
MetLife	51,400	1,706

Description	Shares	Market Value ($ Thousands)

Montpelier Re Holdings	49,200	$1,077
Morgan Stanley	42,300	714
PartnerRe	63,500	5,263
PNC Financial Services Group	53,200	2,987
Popular*	35,860	709
Progressive (A)	361,375	7,679
Prologis‡	9,000	305
Protective Life (A)	97,200	2,639
Prudential Financial	47,300	2,465
Public Storage‡	2,700	380
Regions Financial	545,200	3,636
Reinsurance Group of America, Cl A	38,000	1,946
RenaissanceRe Holdings	16,000	1,324
Simon Property Group‡	6,200	943
SLM	212,500	3,517
State Street	44,100	1,960
SunTrust Banks	112,140	3,045
Travelers	128,000	9,065
Unum Group (A)	118,500	2,416
US Bancorp	122,500	3,952
Validus Holdings (A)	31,300	1,110
Ventas‡	4,915	313
Vornado Realty Trust‡	3,600	275
Wells Fargo	657,400	21,701
Weyerhaeuser‡	11,100	306

		267,000

Health Care — 11.7%
Abbott Laboratories	75,700	4,920
Aetna	172,100	7,433
Alexion Pharmaceuticals*	26,570	2,551
Allergan	146,550	13,593
Amgen (A)	238,798	21,205
Baxter International	20,800	1,378
Boston Scientific*	172,700	957
Cardinal Health	62,700	2,536
Celgene*	184,300	14,484
Charles River Laboratories International*	8,600	330
CIGNA	20,700	1,082
Community Health Systems*	29,300	863
Covance*	97,721	5,571
Covidien	67,900	3,946
DaVita*	47,548	5,135
Eli Lilly	79,800	3,913
Endo Health Solutions*	14,300	410
Express Scripts Holding*	183,057	9,858
Forest Laboratories*	3,100	110
HCA Holdings	96,100	3,051
Hill-Rom Holdings	14,700	411
Humana	87,570	5,728
Idexx Laboratories* (A)	53,650	5,015
Intuitive Surgical*	13,409	7,093
Johnson & Johnson (A)	94,500	6,589
McKesson	45,200	4,270
Medtronic	21,900	922
Merck	251,800	11,155
Novo Nordisk ADR	47,480	7,534
Omnicare	55,400	2,008
Perrigo	42,650	4,414

2	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Pfizer	1,068,060	$26,723
Quest Diagnostics	7,600	439
United Therapeutics*	59,500	3,127
UnitedHealth Group	138,200	7,517
Vertex Pharmaceuticals*	6,300	251
Warner Chilcott, Cl A	487,800	5,688
WellPoint	128,300	7,172
Zimmer Holdings	46,400	3,061

		212,443

Industrials — 8.2%
3M	1,200	109
AECOM Technology*	26,200	592
AGCO*	88,400	4,080
Alliant Techsystems	19,756	1,185
Avery Dennison	11,200	374
Caterpillar	69,025	5,884
Cintas	2,600	108
Copa Holdings, Cl A	15,900	1,508
Danaher	132,760	7,165
Deere	36,700	3,085
Delta Air Lines*	407,400	4,074
Engility Holdings*	6,500	119
Exelis	16,200	183
FedEx	19,100	1,710
Fluor	133,783	7,101
General Cable*	11,300	325
General Dynamics	21,400	1,423
General Electric	737,600	15,586
Harsco	9,800	197
Ingersoll-Rand	14,100	688
ITT	52,500	1,174
Kansas City Southern	55,350	4,326
KBR	50,600	1,407
L-3 Communications Holdings, Cl 3	77,200	5,933
Lockheed Martin	47,500	4,432
Norfolk Southern	30,300	1,830
Northrop Grumman	150,300	10,025
Oshkosh Truck*	1,500	44
Pall	126,200	7,506
Parker Hannifin	16,800	1,380
Pentair	149,450	7,247
Precision Castparts	36,534	6,700
Raytheon	145,100	8,290
Roper Industries	65,167	7,268
RR Donnelley & Sons (A)	91,000	855
Southwest Airlines	281,500	2,682
Stericycle*	78,653	7,352
Textron	42,200	991
Timken	54,300	2,446
Union Pacific	67,800	8,324
United Continental Holdings* (A)	71,800	1,452
Waste Management (A)	31,800	1,036

		148,196

Information Technology — 21.0%
Accenture, Cl A	159,344	10,823
Adobe Systems*	548,018	18,967
Altera	156,100	5,056

Description	Shares	Market Value ($ Thousands)

Amdocs	83,000	$2,777
Amphenol, Cl A	98,773	6,116
Ansys*	65,595	4,351
Apple	88,561	51,833
Autodesk*	304,286	10,081
Avnet*	3,100	91
BMC Software*	226,350	9,271
Broadridge Financial Solutions	7,900	186
Brocade Communications Systems*	296,800	1,686
CA	204,100	4,523
Cisco Systems	539,300	10,198
Citrix Systems*	67,501	4,128
Cognizant Technology Solutions, Cl A*	104,662	7,036
Comverse*	4	—
Comverse Technology*	43	—
CoreLogic*	36,200	935
Corning	177,200	2,167
Dell (A)	149,100	1,437
EMC*	364,300	9,042
Facebook, Cl A* (A)	108,490	3,038
Fidelity National Information Services	33,900	1,224
Fiserv* (A)	8,200	631
Genpact	237,895	3,818
Google, Cl A*	29,939	20,908
Harris	23,600	1,112
Hewlett-Packard	129,700	1,685
IAC	25,500	1,202
Ingram Micro, Cl A*	79,300	1,285
Intel	656,758	12,853
International Business Machines	56,875	10,810
Intuit	216,535	12,973
Jabil Circuit	10,900	207
Lender Processing Services	100,100	2,487
Marvell Technology Group	59,100	501
Mastercard, Cl A	54,235	26,504
Microsoft	385,700	10,267
Motorola Solutions	27,000	1,470
National Instruments	152,475	3,708
NetApp*	186,640	5,918
Oracle	352,794	11,325
Polycom*	231,725	2,424
Qualcomm	477,355	30,370
SAIC (A)	269,000	3,102
Salesforce.com* (A)	36,474	5,751
Seagate Technology (A)	41,100	1,032
Symantec*	132,400	2,484
TE Connectivity	29,200	1,027
Tech Data*	46,300	2,045
Teradata*	92,600	5,508
Texas Instruments (A)	71,960	2,121
Total System Services	11,300	248
VeriFone Holdings*	96,900	2,945
VeriSign*	148,450	5,067
Visa, Cl A	93,525	14,002
Vishay Intertechnology* (A)	90,200	875
Western Digital	100,900	3,374
Xerox	231,800	1,580

3	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Yahoo!*	38,800	$728

		379,313

Materials — 2.9%
Agrium	38,000	3,877
Ashland (A)	9,500	674
CF Industries Holdings	33,700	7,213
Commercial Metals	21,900	297
Domtar	29,100	2,331
Dow Chemical	125,100	3,777
Eastman Chemical	24,000	1,460
Ecolab	35,465	2,556
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,697
Huntsman	342,700	5,634
LyondellBasell Industries, Cl A	66,600	3,312
Monsanto	76,390	6,996
Newmont Mining	6,400	301
Owens-Illinois*	45,900	920
PPG Industries	4,000	497
Rock-Tenn, Cl A	12,550	816
Sherwin-Williams	22,140	3,377
Steel Dynamics	64,000	827
Syngenta ADR	85,566	6,843

		53,405

Telecommunication Services — 2.4%
AT&T	428,200	14,614
Crown Castle International*	328,415	22,175
MetroPCS Communications*	43,500	463
Verizon Communications	130,000	5,736

		42,988

Utilities — 1.9%
AES	323,300	3,450
Ameren	181,800	5,449
American Electric Power	134,100	5,719
Consolidated Edison	5,300	296
DTE Energy	7,500	454
Duke Energy	8,100	517
Edison International	73,200	3,329
Entergy	99,200	6,303
Exelon	40,800	1,233
NV Energy	84,000	1,540
Pinnacle West Capital	6,200	319
Public Service Enterprise Group	181,000	5,446

		34,055

Total Common Stock (Cost $1,465,564) ($ Thousands)		1,767,652

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 2017	110,000	416

Total Warrants (Cost $210) ($ Thousands)		416

CASH EQUIVALENTS — 5.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	1,180,869	1,181

Description	Shares	Market Value ($ Thousands)

SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	$94,706,670	$94,707

Total Cash Equivalents (Cost $95,888) ($ Thousands)		95,888

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P. 0.180%†** (B)	84,358,158	84,358

Total Affiliated Partnership (Cost $84,358) ($ Thousands)		84,358

U.S. TREASURY OBLIGATIONS (C) — 0.1%
U.S. Treasury Bills
0.125%, 02/07/2013	570	570
0.120%, 06/27/2013	637	636
0.078%, 01/31/2013	1,203	1,203

Total U.S. Treasury Obligations (Cost $2,409) ($ Thousands)		2,409

Total Investments — 107.9% (Cost $1,648,429) ($ Thousands)		$1,950,723

Percentages are based on a Net Assets of $1,807,770 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $82,113 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $84,358 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $O or have been rounded to $O.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,767,652	—	—	1,767,652
Warrant	416	—	—	416
Affiliated Partnership	—	84,358	—	84,358
Cash Equivalents	94,707	1,181	—	95,888
U.S. Treasury Obligations	—	2,409	—	2,409

Total Investments in Securities	$1,862,775	$87,948	$—	$1,950,723

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2012

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 17.7%
Aaron’s	8,600	$247
American Eagle Outfitters	10,800	229
Apollo Group, Cl A*	26,900	516
AutoNation*	300	12
Bally Technologies*	900	41
Bed Bath & Beyond*	31,803	1,867
Big Lots*	1,100	31
Brinker International	600	18
Cablevision Systems, Cl A	41,315	572
Carnival	1,300	50
Carter’s*	2,400	127
CBS, Cl B	11,500	414
Charter Communications, Cl A*	1,500	106
Chico’s FAS	19,100	356
Cinemark Holdings	900	24
Coach	37,202	2,152
Comcast, Cl A	38,800	1,443
Delphi Automotive*	18,775	638
Dillard’s, Cl A	3,000	267
DIRECTV*	17,900	890
Discovery Communications, Cl A*	1,900	115
Dollar General*	1,300	65
Dollar Tree*	6,700	280
DR Horton	15,400	300
DSW, Cl A	200	14
Dunkin’ Brands Group	2,900	92
Expedia	3,500	216
Foot Locker	21,300	763
Gap	38,400	1,323
Gentex	34,530	613
GNC Holdings, Cl A	3,100	109
H&R Block	2,800	51
Harley-Davidson	1,100	52
Home Depot	37,700	2,453
Jarden	2,200	116
Lamar Advertising, Cl A*	400	16
Lear	7,100	310
Lennar, Cl A	7,100	270
Liberty Global, Cl A*	800	45
Liberty Interactive, Cl A*	102,575	1,980
Liberty Media - Liberty Capital, Cl A*	400	44
Lowe’s	110,337	3,982
Macy’s	6,800	263
Madison Square Garden, Cl A*	3,100	136
Marriott International, Cl A	13,200	479
Mattel	5,400	203
McGraw-Hill	13,555	720
Michael Kors Holdings*	700	37
Mohawk Industries*	500	43
Newell Rubbermaid	400	9
News, Cl A	29,800	734
NIKE, Cl B	35,416	3,453
Nordstrom	38,052	2,058
NVR*	200	180
Omnicom Group	2,800	139
O’Reilly Automotive*	1,900	179
PetSmart	2,700	191
priceline.com*	3,475	2,304

Description	Shares	Market Value ($ Thousands)

PulteGroup*	9,900	$166
Ross Stores	12,100	689
Sally Beauty Holdings*	31,075	788
Scripps Networks Interactive, Cl A	3,600	212
Service International	4,900	68
Staples	118,660	1,388
Starbucks	700	36
Target	39,258	2,478
Thomson Reuters	4,400	121
Time Warner Cable, Cl A	14,300	1,357
TJX	63,200	2,802
Toll Brothers*	6,400	204
TripAdvisor*	2,400	92
Ulta Salon Cosmetics & Fragrance	700	70
Under Armour, Cl A*	2,300	119
Walt Disney	78,419	3,894
Whirlpool	3,900	397
Wyndham Worldwide	22,800	1,119
Yum! Brands	2,600	175

		50,512

Consumer Staples — 7.8%
Altria Group	16,000	541
Archer-Daniels-Midland	18,600	497
Beam	3,900	219
Brown-Forman, Cl B	900	63
Campbell Soup	25,900	952
Church & Dwight	3,300	179
Coca-Cola	29,330	1,112
Colgate-Palmolive	9,325	1,012
Costco Wholesale	22,438	2,333
CVS Caremark	27,300	1,270
Dean Foods*	24,000	411
Dr. Pepper Snapple Group	300	13
Estee Lauder, Cl A	36,265	2,113
Fresh Market*	1,200	62
Herbalife	7,600	349
Hershey	800	58
Ingredion	5,300	344
Kimberly-Clark	4,200	360
Kroger	35,900	942
Lorillard	2,700	327
McCormick	2,600	168
Monster Beverage*	9,300	484
PepsiCo	6,775	476
Philip Morris International	20,900	1,879
Unilever	13,155	498
Walgreen	71,175	2,414
Wal-Mart Stores	16,930	1,219
Whole Foods Market	22,559	2,106

		22,401

Energy — 7.1%
Apache	9,660	745
Baker Hughes	15,480	668
Chesapeake Energy	33,730	575
Chevron	8,500	898
ConocoPhillips	17,900	1,019
EOG Resources	24,850	2,923
Exxon Mobil	52,910	4,664
HollyFrontier	25,200	1,142

1	SEI Institutional Investments Trust / Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Kinder Morgan	82,306	$2,783
Marathon Petroleum	16,600	988
Murphy Oil	19,170	1,088
Pioneer Natural Resources	100	11
Schlumberger	9,305	666
Spectra Energy	3,300	92
Tesoro	1,300	55
Valero Energy	28,400	916
Western Refining	10,200	296
Williams	22,500	739

		20,268

Financials — 11.1%
Aflac	21,880	1,159
Alleghany*	100	35
Allied World Assurance Holdings	6,400	520
Allstate	12,300	498
American Capital*	13,300	159
American Capital Agency‡	12,600	398
American Express	12,825	717
American International Group*	5,200	172
American Tower, Cl A‡	4,500	337
Ameriprise Financial	5,100	310
Apartment Investment & Management, Cl A‡	2,700	68
Arthur J Gallagher	1,100	40
Associated Banc	4,600	59
Bank of America	8,500	84
BB&T	37,200	1,048
BlackRock, Cl A	1,400	276
Brandywine Realty Trust‡	7,500	89
Brown & Brown	3,400	91
Camden Property Trust‡	200	13
Capital One Financial	3,300	190
Capitol Federal Financial	1,800	21
CBL & Associates Properties‡	6,100	137
CBRE Group, Cl A*	45,360	858
Charles Schwab	9,800	128
Cincinnati Financial	7,600	308
Citigroup	15,700	543
City National	1,700	83
CME Group, Cl A	20,375	1,126
Comerica	2,900	86
DDR‡	3,900	60
Digital Realty Trust‡	2,000	129
Discover Financial Services	33,800	1,406
Douglas Emmett‡	5,700	129
Duke Realty‡	10,200	138
East West Bancorp	600	13
Everest Re Group	7,700	835
Extra Space Storage‡	4,800	169
Federal Realty Investment Trust‡	600	62
Federated Investors, Cl B	4,000	79
Fidelity National Financial, Cl A	38,955	943
Fifth Third Bancorp	36,100	528
First Republic Bank	3,800	129
General Growth Properties‡	11,000	213
Goldman Sachs Group	8,000	942
HCC Insurance Holdings	2,800	103
HCP‡	400	18
Health Care‡	400	24
Howard Hughes*	1,300	96
Hudson City Bancorp	3,200	26

Description	Shares	Market Value ($ Thousands)

Huntington Bancshares	116,200	$715
IntercontinentalExchange*	14,250	1,883
Invesco	5,400	135
JPMorgan Chase	23,600	969
Keycorp	93,000	751
Kilroy Realty‡	4,200	189
Lazard, Cl A	27,244	802
Liberty Property Trust‡	1,700	59
LPL Financial Holdings	2,100	59
M&T Bank	500	49
Macerich‡	300	17
MFA Mortgage Investments‡	11,900	100
MSCI, Cl A*	16,540	480
Northern Trust	700	34
PartnerRe	2,000	166
Post Properties‡	1,700	83
Progressive	83,750	1,780
Prologis‡	1,100	37
Protective Life	1,900	52
Raymond James Financial	1,100	42
Realty Income‡	5,200	212
Regency Centers‡	3,000	141
Regions Financial	121,200	808
Simon Property Group‡	600	91
SunTrust Banks	6,200	168
SVB Financial Group*	900	50
T. Rowe Price Group	200	13
Taubman Centers‡	2,900	225
Torchmark	2,800	146
Travelers	6,600	467
US Bancorp	41,200	1,329
Validus Holdings	400	14
Ventas‡	800	51
Washington Federal	3,100	50
Weingarten Realty Investors‡	4,300	117
Wells Fargo	58,200	1,921
Weyerhaeuser‡	62,575	1,725
White Mountains Insurance Group	300	155

		31,680

Health Care — 11.1%
Abbott Laboratories	3,800	247
Aetna	19,200	829
Agilent Technologies	1,100	42
Alexion Pharmaceuticals*	9,500	912
Allergan	26,100	2,421
Amgen	40,539	3,600
Ariad Pharmaceuticals*	6,900	154
Biogen Idec*	6,100	910
C.R. Bard	2,600	257
Cardinal Health	9,100	368
Catamaran*	8,600	419
Celgene*	48,244	3,792
Charles River Laboratories International*	800	31
Community Health Systems*	2,800	82
Covidien	7,200	418
DaVita*	3,000	324
Edwards Lifesciences*	4,600	399
Express Scripts Holding*	10,900	587
Forest Laboratories*	26,980	957
HCA Holdings	8,100	257

2	SEI Institutional Investments Trust / Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Hologic*	27,240	$520
Humana	11,600	759
Idexx Laboratories*	200	19
Incyte*	3,200	56
Intuitive Surgical*	900	476
Johnson & Johnson	11,535	804
McKesson	10,000	945
Medivation*	3,800	198
Merck	4,800	213
Mylan Laboratories*	1,100	30
Novo Nordisk ADR	11,000	1,745
Patterson	1,600	55
PerkinElmer	5,600	177
Perrigo	10,375	1,074
Pfizer	122,750	3,071
QIAGEN*	8,700	161
Regeneron Pharmaceuticals*	3,400	600
ResMed	1,800	74
Salix Pharmaceuticals*	800	34
St. Jude Medical	23,595	809
Stryker	3,300	179
Teleflex	10,655	738
United Therapeutics*	500	26
UnitedHealth Group	17,600	957
VCA Antech*	1,600	33
Warner Chilcott, Cl A	55,100	643
Watson Pharmaceuticals*	800	70
Zimmer Holdings	4,000	264

		31,736

Industrials — 7.6%
3M	3,600	327
AGCO*	6,800	314
Ametek	5,500	205
Avery Dennison	1,500	50
Boeing	6,085	452
Carlisle	2,400	136
Caterpillar	9,425	803
Con-way	800	23
Cooper Industries, Cl A	400	30
Corrections Corp of America	5,600	190
Covanta Holding	1,700	32
Cummins	3,100	304
Delta Air Lines*	70,900	709
Dun & Bradstreet	200	16
Emerson Electric	13,120	659
Equifax	5,700	292
Exelis	1,400	16
Fastenal	100	4
Flowserve	700	97
Fortune Brands Home & Security*	7,300	219
General Dynamics	3,200	213
General Electric	118,910	2,513
Graco	1,400	69
GrafTech International*	86,565	840
Honeywell International	300	18
Hubbell, Cl B	3,100	261
Huntington Ingalls Industries	2,300	94
IHS, Cl A*	1,900	175
Illinois Tool Works	22,325	1,375
Ingersoll-Rand	34,615	1,689
Iron Mountain	500	16

Description	Shares	Market Value ($ Thousands)

ITT	34,700	$776
JB Hunt Transport Services	3,400	202
L-3 Communications Holdings, Cl 3	2,400	184
Landstar System	800	40
Lennox International	2,600	137
Lincoln Electric Holdings	2,800	133
Lockheed Martin	4,400	410
Masco	15,200	258
Northrop Grumman	30,030	2,003
Pall	400	24
Raytheon	29,400	1,680
Regal-Beloit	1,300	91
Robert Half International	5,300	150
Rockwell Collins	14,625	836
Roper Industries	300	33
Snap-on	2,400	190
Spirit Aerosystems Holdings, Cl A*	1,500	24
SPX	300	20
Stanley Black & Decker	400	29
Textron	3,100	73
Timken	1,400	63
Toro	9,500	426
TransDigm Group	2,100	286
Union Pacific	5,700	700
United Continental Holdings*	1,000	20
Valmont Industries	1,100	154
Verisk Analytics, Cl A*	8,100	404
WESCO International*	1,500	97

		21,584

Information Technology — 24.1%
Accenture, Cl A	12,700	863
Adobe Systems*	153,958	5,329
Alliance Data Systems*	2,500	356
Amdocs	20,900	699
Amphenol, Cl A	200	12
Ansys*	300	20
AOL*	4,600	173
Apple	14,325	8,384
Autodesk*	67,261	2,228
Automatic Data Processing	19,450	1,104
BMC Software*	55,175	2,260
Brocade Communications Systems*	56,100	319
CA	29,900	663
Cisco Systems	133,080	2,516
Computer Sciences	8,600	327
CoreLogic*	17,200	444
Diebold	800	24
Dolby Laboratories, Cl A*	1,400	47
eBay*	4,800	253
EMC*	80,527	1,999
Equinix*	2,500	464
Facebook, Cl A*	2,700	76
Fidelity National Information Services	5,600	202
Fiserv*	100	8
FleetCor Technologies*	2,400	125
Gartner*	2,400	115
Google, Cl A*	5,740	4,009
Harris	5,000	236

3	SEI Institutional Investments Trust / Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Intel	129,364	$2,532
International Business Machines	16,791	3,191
Intuit	35,275	2,113
Lender Processing Services	15,900	395
LinkedIn, Cl A*	1,300	140
LSI*	84,435	569
Mastercard, Cl A	6,460	3,157
Microsoft	128,240	3,414
Motorola Solutions	11,900	648
NCR*	4,000	96
Oracle	104,894	3,367
Paychex	5,500	179
Polycom*	53,650	561
Qualcomm	79,533	5,060
Red Hat*	300	15
Riverbed Technology*	29,815	534
SAIC	33,800	390
Skyworks Solutions*	10,000	226
SolarWinds*	1,800	101
Symantec*	47,400	889
Teradata*	21,350	1,270
Total System Services	19,570	430
Trimble Navigation*	700	39
VeriFone Holdings*	22,350	679
VeriSign*	41,425	1,414
Visa, Cl A	29,225	4,375

		69,039

Materials — 3.9%
Agrium	8,100	826
Airgas	1,800	160
Albemarle	500	30
Ashland	1,400	99
Cabot	2,300	87
CF Industries Holdings	3,700	792
Cytec Industries	300	21
Domtar	3,100	248
Dow Chemical	8,600	260
E.I. du Pont de Nemours	16,650	718
Eastman Chemical	2,600	158
Ecolab	5,800	418
FMC	2,000	111
Huntsman	32,700	538
International Paper	100	4
LyondellBasell Industries, Cl A	15,700	781
Newmont Mining	23,085	1,087
Owens-Illinois*	32,320	647
PPG Industries	1,000	124
RPM International	2,900	84
Sealed Air	35,268	593
Sherwin-Williams	4,100	625
Syngenta ADR	19,800	1,583
Valspar	4,300	270
WR Grace*	13,305	871

		11,135

Telecommunication Services — 3.2%
AT&T	30,900	1,055
Crown Castle International*	84,120	5,680
SBA Communications, Cl A*	5,700	392
Sprint Nextel*	91,600	525
tw telecom, Cl A*	5,800	149

Description	Shares	Market Value ($ Thousands)

Verizon Communications	33,400	$1,473

		9,274

Utilities — 1.2%
AES	23,900	255
Aqua America	2,000	51
Atmos Energy	1,100	39
DTE Energy	1,000	61
Duke Energy	1,073	69
Edison International	12,300	560
Entergy	7,900	502
FirstEnergy	500	21
Hawaiian Electric Industries	1,100	27
NextEra Energy	2,900	199
NRG Energy	1,800	38
NV Energy	26,200	480
PG&E	500	20
Pinnacle West Capital	800	41
Public Service Enterprise Group	12,800	385
SCANA	100	5
Sempra Energy	9,200	629
Wisconsin Energy	500	19

		3,401

Total Common Stock (Cost $244,532) ($ Thousands)		271,030

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Trust	8,095	1,344

Total Exchange Traded Fund (Cost $1,231) ($ Thousands)		1,344

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 2017	28,240	107

Total Warrants (Cost $54) ($ Thousands)		107

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	22,373,357	22,373

Total Cash Equivalent (Cost $22,373) ($ Thousands)		22,373

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.759%, 01/31/2013	774	774
0.125%, 02/07/2013	65	65
0.120%, 06/27/2013	120	120

Total U.S. Treasury Obligations (Cost $958) ($ Thousands)		959

Total Investments — 103.4% (Cost $269,148) ($ Thousands)		$295,813

4	SEI Institutional Investments Trust / Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2012

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	36	Dec-2012	$22

			$22

For the year ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $285,976 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

SPX — Standard & Poor’s 500 Index

Amounts designated as “—” are $O or have been rounded to $O.

The following is a list of inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	271,030	—	—	271,030
Exchange Traded Fund	1,344	—	—	1,344
Warrant	107	—	—	107
Cash Equivalent	22,373	—	—	22,373
U.S. Treasury Obligations	—	959	—	959

Total Investments in Securities	$294,854	$959	$—	$295,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$22	$—	$—	$22

Total other financial instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.8%

Consumer Discretionary — 11.4%
Aeropostale*	126,200	$1,743
Amazon.com*	500	126
American Eagle Outfitters	358,874	7,608
ANN* (A)	39,900	1,339
Apollo Group, Cl A*	48,300	927
AutoZone*	83,946	32,216
Bally Technologies*	39,460	1,781
Bed Bath & Beyond*	2,800	164
Belo, Cl A (A)	33,400	241
Big Lots* (A)	54,700	1,540
Biglari Holdings*	300	109
Brinker International	226,083	6,771
Cablevision Systems, Cl A	19,800	274
Carmax* (A)	394,910	14,319
Carnival	6,300	244
Carter’s*	25,200	1,337
CBS, Cl B	287,500	10,344
Chipotle Mexican Grill, Cl A* (A)	2,200	580
Churchill Downs	14,200	898
Coach	147,200	8,514
Comcast, Cl A	1,553,263	56,883
Delphi Automotive*	476,918	16,210
Dillard’s, Cl A	40,300	3,583
DIRECTV*	252,757	12,562
Discovery Communications, Cl A*	32,500	1,963
Dollar General*	8,200	410
Dollar Tree*	176,800	7,380
DR Horton (A)	202,200	3,935
Expedia (A)	85,134	5,266
Family Dollar Stores	9,700	691
Ford Motor (A)	2,983,590	34,162
Fossil*	800	69
Gannett	117,800	2,109
Gap (A)	365,400	12,592
Genuine Parts	400	26
H&R Block (A)	193,500	3,489
Harley-Davidson	31,500	1,479
Harman International Industries	5,000	198
Hasbro (A)	68,700	2,642
Home Depot	640,130	41,653
Iconix Brand Group* (A)	134,530	2,712
Interpublic Group	21,700	235
Interval Leisure Group (A)	7,900	149
Lear	19,545	853
Leggett & Platt	9,600	267
Lennar, Cl A (A)	106,600	4,055
Liberty Interactive, Cl A*	120,614	2,328
Limited Brands	83,300	4,344
Lowe’s	585,000	21,113
Macy’s	1,101,532	42,629
Marriott International, Cl A (A)	102,200	3,709
Marriott Vacations Worldwide*	3,200	127
Mattel	37,500	1,407
Matthews International, Cl A (A)	70,320	2,127
McDonald’s	185,532	16,149
McGraw-Hill	468,770	24,896
Modine Manufacturing*	201,968	1,495
Movado Group	3,900	135

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid	173,865	$3,792
News, Cl A	97,200	2,395
NIKE, Cl B	171,200	16,689
Omnicom Group (A)	119,825	5,960
O’Reilly Automotive*	47,800	4,497
Panera Bread, Cl A*	12,800	2,054
PetSmart	26,700	1,887
Polaris Industries	25,700	2,179
priceline.com*	6,800	4,510
PulteGroup* (A)	171,900	2,890
Ross Stores	403,205	22,950
Scripps Networks Interactive, Cl A	29,500	1,742
Staples (A)	22,300	261
Starbucks	81,100	4,207
Starwood Hotels & Resorts Worldwide	17,100	923
Target	103,112	6,509
Tenneco*	45,050	1,445
Texas Roadhouse, Cl A	116,270	1,931
Thor Industries	56,800	2,144
Time Warner (A)	45,100	2,133
Time Warner Cable, Cl A	24,489	2,324
TJX	683,030	30,286
TripAdvisor* (A)	63,700	2,433
Tupperware Brands	24,200	1,569
Urban Outfitters*	10,300	388
Vera Bradley* (A)	110,900	3,073
VF (A)	8,100	1,300
Viacom, Cl B	876,321	45,227
Virgin Media (A)	65,209	2,293
Walt Disney	624,187	30,997
Whirlpool	54,900	5,591
Wyndham Worldwide (A)	87,000	4,271
Yum! Brands	177,550	11,910

		659,867

Consumer Staples — 9.2%
Altria Group	809,591	27,372
Archer-Daniels-Midland	310,500	8,290
Beam	25,400	1,425
Brown-Forman, Cl B	5,700	400
Bunge (A)	220,495	16,131
Cal-Maine Foods	2,100	96
Campbell Soup (A)	332,656	12,225
Central Garden and Pet, Cl A*	206,160	2,418
Coca-Cola	560,974	21,272
Coca-Cola Enterprises	344,197	10,732
Colgate-Palmolive	26,000	2,821
ConAgra Foods	9,100	272
Costco Wholesale	32,100	3,338
CVS Caremark	798,633	37,144
Darling International*	29,200	493
Dean Foods*	268,818	4,608
Dr. Pepper Snapple Group (A)	587,326	26,342
Estee Lauder, Cl A	2,700	158
Herbalife	11,100	510
Ingredion	44,554	2,894
JM Smucker	244,005	21,585
Kimberly-Clark	250,227	21,449
Kraft Foods Group*	241,440	10,918
Kroger	280,600	7,363
Lorillard (A)	5,500	667

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

McCormick	10,400	$671
Mead Johnson Nutrition, Cl A	34,200	2,332
Molson Coors Brewing, Cl B	20,595	854
Mondelez International, Cl A*	687,253	17,793
Monster Beverage*	63,500	3,305
PepsiCo	294,229	20,658
Philip Morris International	1,085,651	97,578
Procter & Gamble	405,136	28,291
Ralcorp Holdings*	91,785	8,182
Safeway (A)	740,000	12,661
Sysco (A)	438,180	13,868
Tyson Foods, Cl A	367,000	7,035
Walgreen	126,292	4,283
Wal-Mart Stores	1,033,708	74,448
Whole Foods Market	12,200	1,139

		534,021

Energy — 9.0%
Anadarko Petroleum	8,400	615
Apache	101,500	7,825
Bill Barrett* (A)	95,600	1,661
Cabot Oil & Gas	35,200	1,658
CARBO Ceramics	600	46
Chevron	1,232,683	130,282
ConocoPhillips	848,279	48,301
Consol Energy	7,100	223
Denbury Resources*	58,500	903
Diamondback Energy*	50,900	916
Ensco, Cl A (A)	55,400	3,226
EOG Resources	2,600	306
Exxon Mobil	1,432,109	126,226
Geospace Technologies*	2,100	160
Halliburton	7,400	247
Helmerich & Payne	4,100	214
Hess	119,400	5,923
Key Energy Services*	167,300	1,119
Kinder Morgan	500,700	16,929
Marathon Oil	170,677	5,265
Marathon Petroleum	223,207	13,290
Murphy Oil	43,100	2,445
Nabors Industries*	56,200	826
National Oilwell Varco	535,520	36,576
Noble	7,000	242
Noble Energy	220,440	21,548
Occidental Petroleum	233,909	17,592
Peabody Energy	258,770	6,498
Phillips 66	161,975	8,483
Pioneer Natural Resources (A)	39,000	4,173
Rosetta Resources* (A)	31,000	1,393
Rowan, Cl A*	69,900	2,218
Schlumberger	426,547	30,549
Spectra Energy	39,000	1,090
Targa Resources	31,800	1,593
Tesoro	339,521	14,355
Tidewater	2,500	112
Unit*	4,900	220
Valero Energy	10,200	329
Williams	140,800	4,624
WPX Energy*	24,600	388

		520,589

Financials — 12.9%
ACE	29,900	2,369

Description	Shares	Market Value ($ Thousands)

Aflac	5,300	$281
Allied World Assurance Holdings	27,947	2,269
Allstate	301,195	12,192
American Express	698,854	39,066
American International Group*	749,466	24,830
American Tower, Cl A‡	33,500	2,510
Ameriprise Financial	346,076	20,997
Apartment Investment & Management, Cl A‡	29,300	735
Arch Capital Group*	75,200	3,392
Associated Banc	177,500	2,281
Assurant	41,900	1,433
Bank of America	2,296,193	22,640
Bank of New York Mellon	26,238	628
BB&T	360,617	10,159
Berkshire Hathaway, Cl B*	89,274	7,863
BlackRock, Cl A	39,400	7,763
Camden Property Trust‡	7,000	460
Capital One Financial	275,050	15,843
CBRE Group, Cl A*	13,400	254
Charles Schwab	136,800	1,792
Chimera Investment‡	358,697	983
Chubb	13,200	1,016
Cincinnati Financial	115,200	4,668
CIT Group*	908,800	33,671
Citigroup	2,920,431	100,959
CME Group, Cl A (A)	311,520	17,218
Comerica	66,400	1,965
CommonWealth‡	60,700	918
Discover Financial Services	708,977	29,500
E*Trade Financial*	38,500	324
East West Bancorp	108,300	2,291
Equity Residential‡	9,200	511
Essex Property Trust‡ (A)	13,100	1,840
Everest Re Group	1,045	113
Extra Space Storage‡ (A)	82,900	2,914
Federal Realty Investment Trust‡	14,079	1,465
Federated Investors, Cl B (A)	66,600	1,322
Fifth Third Bancorp	126,000	1,845
First Horizon National	185,000	1,750
Franklin Resources	2,100	277
General Growth Properties‡	72,000	1,395
Genworth Financial, Cl A*	307,900	1,832
Goldman Sachs Group	163,947	19,311
HCP‡ (A)	61,100	2,753
Health Care‡	9,500	559
Hospitality Properties Trust‡	63,200	1,435
Host Hotels & Resorts‡	120,800	1,775
Hudson City Bancorp	189,100	1,524
Huntington Bancshares	485,500	2,986
Inland Real Estate‡	50,200	400
IntercontinentalExchange*	11,430	1,511
Invesco	114,900	2,871
Janus Capital Group (A)	93,400	766
Jones Lang LaSalle	19,500	1,599
JPMorgan Chase	1,699,541	69,817
Keycorp	1,869,188	15,103
Kilroy Realty‡ (A)	47,680	2,150
Kimco Realty‡	24,000	462
Lincoln National	142,430	3,518
M&T Bank (A)	32,310	3,518

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Macerich‡	48,530	$2,742
Marsh & McLennan	583,730	20,559
MetLife	188,593	6,259
MFA Mortgage Investments‡	239,362	2,013
Mid-America Apartment Communities‡ (A)	32,300	2,013
Moody’s (A)	22,000	1,069
Morgan Stanley	26,300	444
MSCI, Cl A* (A)	209,440	6,074
Nelnet, Cl A	20,800	595
Northern Trust	12,400	596
PacWest Bancorp (A)	124,510	3,101
PartnerRe	175,521	14,547
Plum Creek Timber‡ (A)	300,425	12,873
PNC Financial Services Group	352,620	19,796
Popular*	90,919	1,797
ProAssurance	5,900	535
Progressive (A)	10,200	217
Prologis‡	21,915	744
Prudential Financial	25,500	1,329
PS Business Parks‡ (A)	32,800	2,115
Public Storage‡	4,200	591
Raymond James Financial (A)	71,400	2,695
Rayonier‡ (A)	43,045	2,145
Realogy Holdings*	87,500	3,300
Regions Financial	1,337,485	8,921
RLJ Lodging Trust‡	5,000	93
Signature Bank NY* (A)	40,900	2,869
Simon Property Group‡	29,489	4,486
SLM	496,855	8,223
State Street	4,600	205
SunTrust Banks	65,500	1,778
Symetra Financial	50,600	619
T. Rowe Price Group	16,200	1,048
Torchmark	51,600	2,683
Travelers	32,700	2,316
US Bancorp	551,144	17,780
Validus Holdings (A)	87,900	3,117
Ventas‡	4,400	280
Vornado Realty Trust‡	16,800	1,284
Waddell & Reed Financial, Cl A	76,800	2,495
Wells Fargo	1,002,814	33,103
Weyerhaeuser‡	757,599	20,879
Winthrop Realty Trust‡	20,200	226
Wintrust Financial (A)	87,060	3,203
XL Group, Cl A	69,600	1,693

		745,682

Health Care — 11.6%
Abbott Laboratories	669,906	43,544
Aetna	71,200	3,075
Agilent Technologies	33,000	1,263
Alexion Pharmaceuticals*	68,500	6,578
Allergan	2,900	269
AmerisourceBergen (A)	349,481	14,755
Amgen (A)	501,442	44,528
Baxter International	293,635	19,459
Biogen Idec*	107,492	16,026
Boston Scientific*	19,000	105
Bristol-Myers Squibb	610,157	19,909
C.R. Bard	21,400	2,119
Cardinal Health	363,249	14,693
CareFusion*	180,865	5,050

Description	Shares	Market Value ($ Thousands)

Catamaran*	103,785	$5,053
Celgene*	179,200	14,083
Charles River Laboratories International*	31,116	1,194
Coventry Health Care	11,252	492
Covidien	655,110	38,068
DaVita*	18,300	1,976
Edwards Lifesciences*	26,200	2,273
Eli Lilly	342,316	16,787
Endo Health Solutions*	40,700	1,167
Express Scripts Holding*	396,500	21,352
Gilead Sciences* (A)	181,041	13,578
Haemonetics* (A)	46,040	3,731
HCA Holdings (A)	303,317	9,630
Henry Schein*	27,578	2,228
Hill-Rom Holdings	23,700	663
Hospira*	11,600	346
Humana	86,500	5,658
Intuitive Surgical*	20,200	10,686
Johnson & Johnson (A)	628,943	43,856
Life Technologies* (A)	173,938	8,584
McKesson	192,870	18,221
Medtronic	373,002	15,707
Merck	728,127	32,256
Mylan Laboratories*	490,993	13,345
Myriad Genetics*	35,304	1,014
Patterson	55,516	1,893
PerkinElmer	70,600	2,234
Pfizer	3,901,636	97,619
QIAGEN* (A)	6,797	126
Regeneron Pharmaceuticals*	854	151
Sanofi-Aventis	111,840	9,987
St. Jude Medical	54,400	1,865
Stryker	129,300	7,003
Thermo Fisher Scientific	113,700	7,226
United Therapeutics*	74,049	3,891
UnitedHealth Group	527,840	28,709
Varian Medical Systems*	500	34
VCA Antech*	159,100	3,306
Vertex Pharmaceuticals*	213,775	8,506
Watson Pharmaceuticals*	199,086	17,522
WellPoint (A)	61,096	3,415
Zimmer Holdings	16,900	1,115

		667,923

Industrials — 9.1%
3M	33,366	3,035
ADT	281,500	12,921
AGCO*	8,700	402
Alaska Air Group*	53,900	2,304
Alliant Techsystems	30,400	1,824
American Reprographics*	179,972	454
Applied Industrial Technologies	16,700	668
Avery Dennison	53,300	1,783
Babcock & Wilcox	40,200	1,012
BE Aerospace*	62,940	2,981
Boeing	457,673	33,996
Caterpillar	161,541	13,770
Cintas (A)	32,100	1,330
Cooper Industries, Cl A	19,500	1,453
Copart*	25,500	770
Corrections Corp of America	32,825	1,113
CSX	1,456,410	28,779

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Cummins	7,240	$711
Danaher	11,000	594
Deere	27,000	2,269
Delta Air Lines*	754,461	7,545
Dun & Bradstreet	26,300	2,082
Eaton (A)	5,400	282
Emerson Electric	188,930	9,490
EnerSys*	18,500	644
Equifax	106,000	5,432
Esterline Technologies*	11,700	715
Fastenal (A)	53,800	2,249
FedEx	64,661	5,789
Flowserve	15,800	2,189
General Dynamics	130,700	8,691
General Electric	3,875,115	81,881
Harsco	84,090	1,694
Honeywell International	535,998	32,873
Hub Group, Cl A*	76,819	2,487
Huntington Ingalls Industries	21,900	895
II-VI*	139,500	2,387
Illinois Tool Works	55,800	3,436
Ingersoll-Rand	103,400	5,044
Joy Global (A)	77,000	4,388
Kennametal	51,700	1,971
L-3 Communications Holdings, Cl 3	104,310	8,016
Lennox International	20,500	1,078
Lockheed Martin	139,589	13,024
Masco (A)	232,900	3,950
MasTec* (A)	102,100	2,332
Middleby*	10,155	1,294
Mueller Industries	6,200	296
Nordson	5,200	318
Norfolk Southern	113,000	6,823
Northrop Grumman (A)	131,100	8,744
Oshkosh Truck*	53,700	1,576
Pall	18,400	1,094
Parker Hannifin (A)	129,880	10,670
Pentair	135,086	6,550
Pitney Bowes (A)	86,066	963
Quanta Services*	75,660	1,957
Raytheon	65,400	3,736
Regal-Beloit	28,880	2,014
Republic Services, Cl A	240,490	6,847
Robert Half International	84,500	2,388
Rockwell Automation	8,300	658
Roper Industries	17,500	1,952
Snap-on	26,300	2,089
Southwest Airlines	64,500	615
SPX	33,600	2,289
Stanley Black & Decker	23,300	1,676
Team*	38,260	1,374
Textron (A)	90,800	2,133
Timken	32,500	1,464
Towers Watson, Cl A	206,910	10,941
Trimas*	127,440	3,301
Tyco International	562,990	15,972
Union Pacific	209,835	25,763
United Parcel Service, Cl B	582,293	42,571
United Technologies	154,398	12,369
URS	37,400	1,409
Valmont Industries	1,800	251
Waste Management (A)	533,219	17,367

Description	Shares	Market Value ($ Thousands)

WW Grainger	17,300	$3,357
Xylem	25,200	657

		526,211

Information Technology — 18.1%
Accenture, Cl A	212,500	14,433
Adobe Systems*	54,100	1,872
Advanced Micro Devices* (A)	485,500	1,068
Akamai Technologies*	146,700	5,372
Amdocs	78,570	2,629
Amphenol, Cl A	8,700	539
AOL* (A)	201,552	7,562
Apple	418,441	244,905
Applied Materials	262,266	2,814
Arrow Electronics*	34,291	1,277
Autodesk*	128,275	4,250
Automatic Data Processing	82,700	4,694
Avnet*	124,026	3,633
BMC Software*	98,600	4,039
Booz Allen Hamilton Holding, Cl A (A)	19,980	280
CA	952,537	21,108
Cisco Systems	4,296,418	81,245
Citrix Systems*	7,300	446
Comverse*	43	1
Comverse Technology*	430	1
CoreLogic*	60,400	1,561
Corning	604,760	7,396
Dell (A)	706,600	6,812
eBay*	887,800	46,894
Echo Global Logistics* (A)	96,159	1,689
EMC*	665,180	16,510
F5 Networks*	21,000	1,967
Facebook, Cl A* (A)	341,670	9,567
Fidelity National Information Services	33,100	1,195
Fiserv*	8,700	670
FleetMatics Group* (A)	49,300	1,074
FLIR Systems	139,700	2,850
Global Payments	22,200	975
Google, Cl A*	71,166	49,700
Harris	195,762	9,226
Hewlett-Packard (A)	704,331	9,149
Ingram Micro, Cl A*	56,700	918
Intel (A)	1,300,386	25,449
International Business Machines	666,443	126,671
Intuit	136,900	8,202
j2 Global (A)	69,870	2,113
Jabil Circuit	45,900	872
JDS Uniphase*	66,000	801
Kla-Tencor	142,277	6,469
Kulicke & Soffa Industries*	10,800	123
Lam Research* (A)	7,712	271
Lender Processing Services	62,400	1,550
Littelfuse	42,400	2,447
LSI*	549,300	3,702
Mastercard, Cl A	42,034	20,541
Micron Technology*	23,300	139
Microsemi*	132,600	2,538
Microsoft	2,585,121	68,816
Molex (A)	4,900	129
Motorola Solutions	7,900	430

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Netscout Systems* (A)	133,400	$3,351
Nvidia	193,400	2,317
ON Semiconductor* (A)	382,660	2,537
Oracle	1,740,276	55,863
Paychex (A)	62,500	2,034
Qualcomm	742,530	47,240
Rackspace Hosting* (A)	77,254	5,340
Red Hat*	109,310	5,400
Responsys*	247,700	1,615
SAIC (A)	93,000	1,072
Seagate Technology (A)	417,751	10,486
SolarWinds*	47,832	2,680
SS&C Technologies Holdings*	100,626	2,374
Symantec* (A)	801,326	15,033
Tech Data*	5,200	230
Teradata*	17,600	1,047
Teradyne* (A)	98,000	1,533
Texas Instruments (A)	483,287	14,243
Total System Services	29,600	650
Unisys*	15,200	263
VeriSign*	183,176	6,252
Visa, Cl A	55,800	8,354
Western Digital	283,119	9,467
Xilinx	91,780	3,180
Yahoo!*	59,900	1,124

		1,045,269

Materials — 3.3%
Airgas	36,000	3,189
Alcoa (A)	296,500	2,494
Ball	257,459	11,506
Carpenter Technology	47,400	2,297
CF Industries Holdings	60,470	12,942
Crown Holdings*	86,922	3,247
Cytec Industries	20,300	1,393
Dow Chemical	157,900	4,767
E.I. du Pont de Nemours	218,691	9,434
Eagle Materials	3,800	203
Eastman Chemical	36,000	2,191
Ecolab (A)	67,900	4,894
FMC	27,300	1,514
Freeport-McMoRan Copper & Gold, Cl B	845,732	32,992
Greif, Cl A	2,800	115
Innophos Holdings	36,600	1,754
International Paper	17,900	665
LyondellBasell Industries, Cl A	82,300	4,093
Monsanto	175,595	16,083
Nucor	6,200	255
Owens-Illinois*	188,500	3,776
PPG Industries	57,540	7,150
Praxair	31,200	3,345
Reliance Steel & Aluminum	16,200	914
Rock-Tenn, Cl A	26,160	1,701
Rockwood Holdings	35,980	1,650
Royal Gold	100,236	8,095
Schweitzer-Mauduit International	93,660	3,509
Sherwin-Williams	91,894	14,016
Sigma-Aldrich (A)	14,700	1,066
Silver Wheaton	27,945	1,027
Southern Copper (A)	28,500	1,034
US Silica Holdings* (A)	239,800	3,482

Description	Shares	Market Value ($ Thousands)

Vulcan Materials	405,360	$21,419
Walter Industries (A)	26,500	800

		189,012

Telecommunication Services — 2.1%
America Movil ADR, Ser L	893,990	21,089
AT&T	1,001,689	34,188
CenturyLink	124,320	4,829
Crown Castle International*	64,800	4,375
Sprint Nextel*	710,542	4,072
Verizon Communications	1,230,200	54,276

		122,829

Utilities — 2.1%
AES	1,999,418	21,334
Ameren	95,500	2,862
American Water Works	80,300	3,065
California Water Service Group	74,000	1,332
Calpine*	426,612	7,363
CMS Energy	10,700	261
Consolidated Edison	40,300	2,248
Dominion Resources	33,800	1,728
DTE Energy	56,380	3,416
Duke Energy	218,527	13,946
Edison International	48,900	2,224
El Paso Electric	17,200	548
Entergy	37,300	2,370
Exelon	22,100	668
FirstEnergy	14,056	597
Integrys Energy Group	9,300	495
New Jersey Resources	74,260	3,013
NextEra Energy (A)	329,792	22,660
NiSource	20,600	498
NRG Energy	12,900	272
NV Energy	94,500	1,732
ONEOK (A)	72,400	3,249
PG&E	29,300	1,200
Portland General Electric	9,400	254
PPL	163,048	4,785
Public Service Enterprise Group	138,500	4,167
SCANA (A)	36,700	1,701
Sempra Energy	58,600	4,009
Southern	90,100	3,924
UGI	22,600	751
Wisconsin Energy (A)	19,000	713
Xcel Energy	102,879	2,783

		120,168

Total Common Stock (Cost $4,685,103) ($ Thousands)		5,131,571

PREFERRED STOCK — 0.0%

Preferred Stock — 0.0%
Henkel	34,450	2,879

Total Preferred Stock (Cost $2,805) ($ Thousands)		2,879

AFFILIATED PARTNERSHIPS — 12.2%
SEI LIBOR Plus Portfolio†	48,536,455	361,596

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

SEI Liquidity Fund, L.P. 0.180%†** (B)	342,406,786	$342,407

Total Affiliated Partnerships (Cost $827,771) ($ Thousands)		704,003

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	269,682,685	269,683

Total Cash Equivalent (Cost $269,683) ($ Thousands)		269,683

U.S. TREASURY OBLIGATIONS (C) (D) — 0.7%
U.S. Treasury Bills
0.136%, 01/31/2013	39,509	39,506
0.132%, 12/20/2012	2,400	2,400
0.130%, 07/25/2013	557	556

Total U.S. Treasury Obligations (Cost $42,456) ($ Thousands)		42,462

Total Investments — 106.4% (Cost $5,827,818) ($ Thousands)		$6,150,598

A list of the open futures contracts he ld by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	560	Dec-2012	$(134)
S&P Composite Index	1,237	Dec-2012	(8,996)

			$(9,130)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,779,316 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $334,417 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $342,407 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,131,571	$—	$—	$5,131,571
Preferred Stock	2,879	—	—	2,879
Affiliated Partnerships	361,596	342,407	—	704,003
Cash Equivalent	269,683	—	—	269,683
U.S. Treasury
Obligations	—	42,462	—	42,462

Total Investments in Securities	$5,765,729	$384,869	$—	$6,150,598

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(9,130)	$—	$—	$(9,130)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — significant accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 12.0%
Aaron’s	12,400	$356
Abercrombie & Fitch, Cl A	9,602	441
Advance Auto Parts	9,708	710
Allison Transmission Holdings (A)	2,500	52
Amazon.com*	44,789	11,289
AMC Networks, Cl A* (A)	7,085	374
American Eagle Outfitters	24,371	517
Apollo Group, Cl A*	9,564	183
Ascena Retail Group*	15,200	306
AutoNation* (A)	4,332	169
AutoZone*	4,707	1,806
Bally Technologies*	4,500	203
Bed Bath & Beyond*	28,715	1,686
Best Buy (A)	38,047	499
Big Lots*	9,600	271
BorgWarner* (A)	13,682	907
Brinker International	7,283	218
Cablevision Systems, Cl A	21,442	297
Carmax* (A)	27,560	999
Carnival	51,400	1,987
Carter’s*	6,000	318
CBS, Cl B	82,069	2,953
Charter Communications, Cl A*	6,000	425
Chico’s FAS	25,300	472
Chipotle Mexican Grill, Cl A* (A)	3,719	981
Choice Hotels International (A)	2,584	84
Cinemark Holdings	14,200	386
Clear Channel Outdoor Holdings, Cl A	700	5
Coach	36,867	2,132
Comcast, Cl A	336,825	12,523
Darden Restaurants (A)	15,522	821
Deckers Outdoor* (A)	3,500	134
Delphi Automotive*	39,000	1,326
DeVry (A)	7,600	198
Dick’s Sporting Goods	12,358	649
Dillard’s, Cl A (A)	2,800	249
DIRECTV*	82,139	4,082
Discovery Communications, Cl A*	31,500	1,903
DISH Network, Cl A*	24,662	913
Dollar General*	21,900	1,095
Dollar Tree*	27,358	1,142
DR Horton (A)	34,068	663
DreamWorks Animation SKG, Cl A* (A)	6,434	110
DSW, Cl A	3,600	245
Dunkin’ Brands Group (A)	7,500	239
Expedia	12,367	765
Family Dollar Stores	11,662	830
Foot Locker	18,569	665
Ford Motor (A)	470,284	5,385
Fossil*	7,500	648
GameStop, Cl A (A)	14,000	367
Gannett	34,659	620
Gap	36,021	1,241
Garmin (A)	13,500	525
General Motors*	94,700	2,451

Description	Shares	Market Value ($ Thousands)

Gentex (A)	13,932	$247
Genuine Parts	18,471	1,202
GNC Holdings, Cl A	6,800	239
Goodyear Tire & Rubber*	30,352	383
Guess?	5,100	132
H&R Block (A)	33,925	612
Hanesbrands*	13,843	500
Harley-Davidson	27,403	1,287
Harman International Industries	8,768	347
Hasbro (A)	15,667	603
Home Depot	192,015	12,494
HomeAway* (A)	4,300	88
Hyatt Hotels, Cl A*	3,800	139
International Game Technology	28,443	395
Interpublic Group	58,775	636
ITT Educational Services* (A)	1,921	35
J.C. Penney (A)	22,351	401
Jarden (A)	9,900	524
John Wiley & Sons, Cl A	4,242	181
Johnson Controls (A)	86,745	2,389
Kohl’s	30,219	1,349
Lamar Advertising, Cl A*	8,240	324
Las Vegas Sands	50,893	2,374
Lear	12,300	537
Leggett & Platt (A)	17,319	482
Lennar, Cl A (A)	19,830	754
Liberty Global, Cl A*	32,471	1,820
Liberty Interactive, Cl A*	66,047	1,275
Liberty Media - Liberty Capital, Cl A*	13,420	1,476
Liberty Ventures, Ser A*	4,403	258
Limited Brands	28,457	1,484
LKQ*	36,000	789
Lowe’s	150,410	5,428
Macy’s	53,130	2,056
Madison Square Garden, Cl A*	6,260	274
Marriott International, Cl A (A)	30,187	1,095
Mattel	42,242	1,584
McDonald’s	125,680	10,939
McGraw-Hill	34,639	1,840
MGM Resorts International*	57,739	586
Michael Kors Holdings*	12,100	643
Mohawk Industries*	7,766	668
Morningstar (A)	2,100	134
NetFlix* (A)	8,300	678
Newell Rubbermaid	38,365	837
News, Cl A	261,185	6,436
NIKE, Cl B	45,317	4,418
Nordstrom	18,712	1,012
NVR*	624	561
Omnicom Group (A)	33,744	1,678
O’Reilly Automotive*	14,940	1,406
Pandora Media* (A)	12,800	112
Panera Bread, Cl A*	4,062	652
Penn National Gaming*	8,189	416
PetSmart	12,973	917
Polaris Industries	8,600	729
priceline.com*	6,100	4,045
PulteGroup* (A)	46,745	786
PVH	9,200	1,054
Ralph Lauren, Cl A	7,280	1,144
Regal Entertainment Group, Cl A (A)	7,388	115

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Ross Stores	28,053	$1,597
Royal Caribbean Cruises	20,800	733
Sally Beauty Holdings*	21,000	532
Scripps Networks Interactive, Cl A	11,272	666
Sears Holdings* (A)	3,428	144
Service International	31,494	439
Signet Jewelers (A)	11,700	629
Sirius XM Radio* (A)	453,400	1,260
Staples (A)	82,064	960
Starbucks	94,906	4,923
Starwood Hotels & Resorts Worldwide	23,384	1,262
Target (A)	82,585	5,214
Tempur-Pedic International* (A)	6,000	160
Tesla Motors* (A)	7,200	243
Thomson Reuters	43,900	1,209
Thor Industries	3,800	143
Tiffany	15,225	898
Time Warner (A)	120,079	5,680
Time Warner Cable, Cl A	39,384	3,737
TJX	92,908	4,120
Toll Brothers*	20,351	648
Tractor Supply	8,700	780
TripAdvisor* (A)	9,467	362
TRW Automotive Holdings*	13,693	693
Tupperware Brands	6,500	421
Ulta Salon Cosmetics & Fragrance	7,652	767
Under Armour, Cl A* (A)	9,600	498
Urban Outfitters*	13,120	495
VF (A)	10,817	1,736
Viacom, Cl B	66,569	3,436
Virgin Media (A)	33,220	1,168
Visteon*	8,300	416
Walt Disney	221,072	10,978
Washington Post, Cl B (A)	657	241
Weight Watchers International (A)	1,962	102
Wendys	26,800	125
Whirlpool	9,387	956
Williams-Sonoma	9,462	428
Wyndham Worldwide	17,468	857
Wynn Resorts	9,596	1,079
Yum! Brands	57,948	3,887

		223,436

Consumer Staples — 9.8%
Altria Group	252,540	8,538
Archer-Daniels-Midland	84,179	2,248
Avon Products	52,006	725
Beam	18,720	1,050
Brown-Forman, Cl B	17,727	1,244
Bunge (A)	17,300	1,266
Campbell Soup (A)	21,178	778
Church & Dwight (A)	17,507	948
Clorox	15,403	1,176
Coca-Cola	486,140	18,434
Coca-Cola Enterprises	35,715	1,114
Colgate-Palmolive	59,475	6,453
ConAgra Foods	49,186	1,469
Constellation Brands, Cl A*	19,831	712

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	54,081	$5,624
CVS Caremark	159,352	7,411
Dean Foods*	19,287	331
Dr. Pepper Snapple Group (A)	25,100	1,126
Energizer Holdings	8,841	705
Estee Lauder, Cl A	28,508	1,661
Flowers Foods (A)	13,950	328
Fresh Market*	2,500	130
General Mills (A)	81,792	3,353
Green Mountain Coffee Roasters* (A)	19,700	722
Herbalife (A)	14,200	653
Hershey	17,698	1,297
Hillshire Brands (A)	18,000	501
HJ Heinz (A)	40,837	2,387
Hormel Foods	18,478	573
Ingredion	8,300	539
JM Smucker	13,311	1,177
Kellogg	30,003	1,664
Kimberly-Clark	49,218	4,219
Kraft Foods Group*	73,302	3,315
Kroger	66,073	1,734
Lorillard	16,750	2,030
McCormick (A)	15,793	1,020
Mead Johnson Nutrition, Cl A	25,186	1,717
Molson Coors Brewing, Cl B	15,562	645
Mondelez International, Cl A*	219,906	5,693
Monster Beverage*	17,100	890
Nu Skin Enterprises, Cl A (A)	5,200	236
PepsiCo	196,052	13,765
Philip Morris International	213,368	19,178
Procter & Gamble	340,074	23,747
Ralcorp Holdings*	6,100	544
Reynolds American	40,720	1,780
Safeway (A)	29,820	510
Smithfield Foods*	16,175	362
Sysco (A)	74,848	2,369
Tyson Foods, Cl A	41,365	793
Walgreen	108,525	3,680
WalMart Stores	211,679	15,245
Whole Foods Market	23,452	2,189

		181,998

Energy — 9.9%
Alpha Natural Resources* (A)	20,365	152
Anadarko Petroleum	62,640	4,585
Apache	49,059	3,782
Atwood Oceanics* (A)	5,600	258
Baker Hughes	55,840	2,409
Cabot Oil & Gas	25,000	1,178
Cameron International*	30,444	1,642
CARBO Ceramics	1,700	130
Cheniere Energy*	30,800	517
Chesapeake Energy (A)	82,166	1,399
Chevron	246,502	26,053
Cimarex Energy	10,500	631
Cobalt International Energy*	24,900	581
Concho Resources*	12,400	995
ConocoPhillips	156,876	8,933
Consol Energy (A)	27,444	860
Continental Resources*	4,800	330
Denbury Resources*	47,324	730
Devon Energy	51,213	2,646

2	SEI Institutional Investments Trust/ Sem-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Diamond Offshore Drilling (A)	8,509	$587
Dresser-Rand Group*	10,434	551
Energen	8,937	398
EOG Resources	33,945	3,993
EQT	15,766	947
EXCO Resources (A)	13,400	104
Exxon Mobil	583,238	51,407
FMC Technologies*	28,220	1,153
Golar LNG (A)	4,000	156
Halliburton	116,097	3,872
Helmerich & Payne	11,850	619
Hess	37,612	1,866
HollyFrontier	24,726	1,121
Kinder Morgan	62,522	2,114
Kosmos Energy*	9,200	109
Laredo Petroleum Holdings*	2,000	38
Marathon Oil	89,876	2,773
Marathon Petroleum	43,588	2,595
McDermott International*	34,300	361
Murphy Oil	22,954	1,302
Nabors Industries*	36,000	529
National Oilwell Varco	53,480	3,653
Newfield Exploration*	16,699	406
Noble Energy	22,862	2,235
Occidental Petroleum	100,654	7,570
Oceaneering International	13,200	695
Oil States International*	7,000	495
Patterson-UTI Energy (A)	15,532	276
Peabody Energy	33,074	831
Phillips 66	78,888	4,131
Pioneer Natural Resources (A)	15,244	1,631
Plains Exploration & Production*	15,691	560
QEP Resources	21,746	612
Range Resources	19,139	1,225
Rowan, Cl A*	16,686	529
RPC (A)	5,550	64
SandRidge Energy* (A)	60,700	355
Schlumberger	164,963	11,815
SEACOR Holdings*	2,600	236
SM Energy	7,000	348
Southwestern Energy*	43,376	1,506
Spectra Energy	83,309	2,328
Superior Energy Services*	22,100	449
Teekay	3,800	122
Tesoro	19,446	822
Tidewater	6,370	286
Ultra Petroleum* (A)	21,600	433
Unit*	6,027	271
Valero Energy	70,736	2,282
Whiting Petroleum*	15,600	654
Williams	79,646	2,616
World Fuel Services (A)	8,900	347
WPX Energy*	22,248	351

		184,540

Financials — 15.4%
ACE	42,800	3,391
Affiliated Managers Group* (A)	6,220	801
Aflac	59,356	3,145
Alexander & Baldwin*	3,882	116
Alexandria Real Estate Equities‡ (A)	8,300	564

Description	Shares	Market Value ($ Thousands)

Alleghany*	2,104	$738
Allied World Assurance Holdings	3,800	308
Allstate	62,625	2,535
American Campus Communities‡ (A)	11,400	499
American Capital*	46,200	553
American Capital Agency‡	40,259	1,270
American Express	124,534	6,961
American Financial Group	10,614	421
American International Group*	81,823	2,711
American National Insurance	222	15
American Tower, Cl A‡	49,722	3,726
Ameriprise Financial	27,100	1,644
Annaly Capital Management‡	124,811	1,837
Aon	41,844	2,377
Apartment Investment & Management, Cl A‡	17,899	449
Arch Capital Group*	16,500	744
Ares Capital (A)	36,413	646
Arthur J Gallagher	16,004	584
Aspen Insurance Holdings	9,500	297
Associated Banc	21,584	277
Assurant	10,893	373
Assured Guaranty	21,200	296
AvalonBay Communities‡ (A)	11,841	1,560
Axis Capital Holdings	15,100	543
Bank of America	1,351,163	13,322
Bank of Hawaii	5,582	243
Bank of New York Mellon	150,509	3,603
BankUnited	3,500	82
BB&T	88,606	2,496
Berkshire Hathaway, Cl B*	222,800	19,624
BioMed Realty Trust, Cl Use trader currency‡ (A)	19,100	368
BlackRock, Cl A	16,185	3,189
BOK Financial (A)	2,275	125
Boston Properties‡ (A)	19,184	1,969
Brandywine Realty Trust‡	12,200	146
BRE Properties‡	9,520	463
Brown & Brown	17,724	476
Camden Property Trust‡	9,747	640
Capital One Financial	72,825	4,195
CapitalSource	19,982	161
Capitol Federal Financial	17,624	210
CBL & Associates Properties‡	22,400	504
CBOE Holdings	10,900	327
CBRE Group, Cl A*	42,817	811
Charles Schwab (A)	132,885	1,741
Chimera Investment‡	127,100	348
Chubb	34,318	2,642
Cincinnati Financial	17,786	721
CIT Group*	24,100	893
Citigroup	367,504	12,705
City National (A)	5,838	284
CME Group, Cl A	42,470	2,347
CNA Financial	1,700	48
Comerica	23,853	706
Commerce Bancshares (A)	9,703	347
CommonWealth‡	6,325	96
Corporate Office Properties Trust‡	8,200	202
Cullen/Frost Bankers (A)	8,068	441

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

DDR‡ (A)	34,900	$534
Digital Realty Trust‡ (A)	14,400	929
Discover Financial Services	67,389	2,804
Douglas Emmett‡ (A)	19,600	445
Duke Realty‡	36,409	491
E*Trade Financial*	30,600	258
East West Bancorp	17,900	379
Eaton Vance (A)	14,310	456
Endurance Specialty Holdings	5,400	217
Equity Lifestyle Properties‡	5,100	335
Equity Residential‡ (A)	38,387	2,131
Erie Indemnity, Cl A	2,119	151
Essex Property Trust‡ (A)	4,569	642
Everest Re Group	6,900	748
Extra Space Storage‡	15,300	538
Federal Realty Investment Trust‡	7,696	801
Federated Investors, Cl B (A)	9,458	188
Fidelity National Financial, Cl A	32,004	775
Fifth Third Bancorp	113,782	1,666
First Citizens BancShares, Cl A	300	49
First Horizon National	31,256	296
First Niagara Financial Group	43,600	329
First Republic Bank	10,500	355
Forest City Enterprises, Cl A*	17,642	265
Franklin Resources	17,903	2,363
Fulton Financial	24,795	241
General Growth Properties‡	62,653	1,214
Genworth Financial, Cl A*	60,792	362
Goldman Sachs Group	61,275	7,218
Hanover Insurance Group	6,193	226
Hartford Financial Services Group	52,910	1,121
Hatteras Financial‡	12,100	323
HCC Insurance Holdings	12,541	463
HCP‡	58,374	2,630
Health Care‡	32,083	1,889
Home Properties‡	7,300	430
Hospitality Properties Trust‡	15,366	349
Host Hotels & Resorts‡	85,040	1,249
Howard Hughes*	2,573	190
Hudson City Bancorp	65,328	527
Huntington Bancshares	105,334	648
Interactive Brokers Group, Cl A	2,200	34
IntercontinentalExchange*	8,600	1,136
Invesco	53,100	1,327
Janus Capital Group	16,465	135
Jefferies Group	17,514	297
Jones Lang LaSalle	4,600	377
JPMorgan Chase	476,134	19,560
Kemper	4,460	132
Keycorp	114,095	922
Kilroy Realty‡ (A)	11,000	496
Kimco Realty‡ (A)	48,644	937
Lazard, Cl A (A)	16,300	480
Legg Mason	19,581	500
Leucadia National	24,420	541
Liberty Property Trust‡	12,806	446
Lincoln National	34,688	857
Loews	38,736	1,584
LPL Financial Holdings	5,700	160
M&T Bank (A)	15,734	1,538
Macerich‡	15,911	899

Description	Shares	Market Value ($ Thousands)

Mack-Cali Realty‡	10,898	$275
Markel*	1,350	647
Marsh & McLennan	69,665	2,454
MBIA* (A)	13,559	121
Mercury General	2,396	100
MetLife	107,109	3,555
MFA Mortgage Investments‡	44,200	372
Mid-America Apartment Communities‡	5,100	318
Moody’s (A)	23,427	1,138
Morgan Stanley	195,178	3,293
MSCI, Cl A* (A)	16,500	478
NASDAQ OMX Group	14,500	351
National Retail Properties‡ (A)	16,000	491
New York Community Bancorp (A)	57,272	745
Northern Trust	25,505	1,225
NYSE Euronext	30,600	715
Old Republic International	27,690	290
PartnerRe	9,100	754
People’s United Financial	51,034	622
Piedmont Office Realty Trust, Cl A‡	21,400	378
Plum Creek Timber‡ (A)	19,521	836
PNC Financial Services Group	66,422	3,729
Popular* (A)	10,653	211
Post Properties‡	6,700	329
Principal Financial Group (A)	35,908	975
ProAssurance	3,800	345
Progressive (A)	75,880	1,612
Prologis‡	56,918	1,932
Protective Life	13,009	353
Prudential Financial	58,963	3,073
Public Storage‡	18,168	2,555
Raymond James Financial (A)	14,221	537
Rayonier‡	14,804	738
Realty Income‡ (A)	16,200	659
Regency Centers‡	11,108	520
Regions Financial	167,387	1,116
Reinsurance Group of America, Cl A	9,999	512
RenaissanceRe Holdings	7,500	621
Retail Properties of America, Cl A‡	11,300	139
SEI† (B)	14,442	318
Senior Housing Properties Trust‡	22,000	492
Signature Bank NY* (A)	7,300	512
Simon Property Group‡	37,781	5,748
SL Green Realty‡ (A)	10,768	812
SLM	58,314	965
St. Joe* (A)	8,061	172
StanCorp Financial Group	3,742	127
State Street	62,194	2,764
SunTrust Banks	66,546	1,807
SVB Financial Group*	5,500	304
Synovus Financial (A)	70,572	167
T. Rowe Price Group	31,580	2,042
Tanger Factory Outlet Centers‡	14,000	460
Taubman Centers‡	7,200	558
TCF Financial (A)	14,501	172
TD Ameritrade Holding	31,945	517
TFS Financial*	3,700	30

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Torchmark	12,025	$625
Travelers	49,175	3,483
UDR‡	29,793	686
Unum Group	34,805	710
US Bancorp	235,397	7,594
Validus Holdings	11,526	409
Valley National Bancorp (A)	16,916	161
Ventas‡	36,892	2,348
Vornado Realty Trust‡	22,936	1,753
Waddell & Reed Financial, Cl A	10,700	348
Washington Federal	13,263	213
Weingarten Realty Investors‡	14,967	407
Wells Fargo	612,766	20,227
Weyerhaeuser‡	66,492	1,833
White Mountains Insurance Group	647	333
WR Berkley	15,014	597
XL Group, Cl A	40,000	973
Zions Bancorporation (A)	25,702	516

		285,736

Health Care — 11.5%
Abbott Laboratories	197,276	12,823
Aetna	42,934	1,854
Agilent Technologies	42,964	1,645
Alere*	9,300	172
Alexion Pharmaceuticals*	24,400	2,343
Allergan	38,296	3,552
Allscripts Healthcare Solutions*	17,100	190
AMERIGROUP*	6,900	633
AmerisourceBergen (A)	30,024	1,268
Amgen	96,558	8,574
Ariad Pharmaceuticals*	24,600	550
Baxter International	69,175	4,584
Becton Dickinson (A)	25,044	1,920
Biogen Idec*	30,000	4,473
BioMarin Pharmaceutical* (A)	17,300	841
Bio-Rad Laboratories, Cl A*	1,800	188
Boston Scientific*	171,339	949
Bristol-Myers Squibb	210,159	6,857
Brookdale Senior Living, Cl A*	12,100	309
Bruker*	7,600	111
C.R. Bard	9,985	989
Cardinal Health	42,829	1,732
CareFusion*	30,564	853
Catamaran*	24,348	1,185
Celgene*	55,380	4,352
Cerner*	17,148	1,324
Charles River Laboratories International* (A)	4,443	171
CIGNA	35,655	1,864
Community Health Systems*	9,062	267
Cooper	6,604	627
Covance*	8,136	464
Coventry Health Care	18,562	811
Covidien	60,800	3,533
DaVita*	11,208	1,210
Dentsply International (A)	17,298	687
Edwards Lifesciences*	13,514	1,173
Eli Lilly	127,861	6,270
Endo Health Solutions*	17,097	490
Express Scripts Holding*	100,336	5,403
Forest Laboratories*	31,573	1,120

Description	Shares	Market Value ($ Thousands)

Gilead Sciences* (A)	94,517	$7,089
HCA Holdings	22,200	705
Health Management Associates, Cl A*	22,722	181
Health Net*	8,102	191
Henry Schein*	10,784	871
Hill-Rom Holdings	7,724	216
Hologic*	34,800	664
Hospira* (A)	20,081	598
Humana	20,075	1,313
Idexx Laboratories* (A)	7,252	678
Illumina* (A)	15,105	811
Incyte* (A)	8,900	157
Intuitive Surgical*	5,100	2,698
Johnson & Johnson (A)	343,209	23,932
Laboratory Corp of America Holdings* (A)	11,511	974
Life Technologies*	21,370	1,055
LifePoint Hospitals*	6,576	237
McKesson	29,966	2,831
Medivation* (A)	10,000	521
MEDNAX* (A)	6,100	482
Medtronic	129,585	5,457
Merck	380,743	16,867
Mettler Toledo International*	3,836	718
Mylan Laboratories*	50,819	1,381
Myriad Genetics*	11,300	325
Omnicare	12,831	465
Onyx Pharmaceuticals* (A)	7,900	596
Patterson	9,583	327
PerkinElmer	16,234	514
Perrigo (A)	11,000	1,139
Pfizer	929,280	23,251
QIAGEN* (A)	29,200	540
Quest Diagnostics	18,844	1,089
Regeneron Pharmaceuticals* (A)	9,600	1,695
ResMed (A)	18,835	774
Salix Pharmaceuticals*	5,400	231
Sirona Dental Systems*	8,400	526
St. Jude Medical	38,946	1,335
Stryker	39,704	2,150
Techne	4,541	322
Teleflex	4,240	293
Tenet Healthcare*	12,798	371
Thermo Fisher Scientific	46,625	2,963
Thoratec* (A)	6,400	238
United Therapeutics*	5,300	278
UnitedHealth Group	129,020	7,017
Universal Health Services, Cl B	11,076	499
Varian Medical Systems* (A)	13,530	936
VCA Antech*	10,839	225
Vertex Pharmaceuticals*	25,000	995
Warner Chilcott, Cl A	15,200	177
Waters* (A)	10,672	902
Watson Pharmaceuticals*	15,118	1,331
WellPoint	42,131	2,355
Zimmer Holdings	20,825	1,374

		214,221

Industrials — 10.3%
3M	86,233	7,843
ADT	29,200	1,340

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

AECOM Technology*	10,700	$242
AGCO*	12,000	554
Air Lease, Cl A*	7,900	176
Alliant Techsystems	4,136	248
Ametek	28,880	1,078
Armstrong World Industries (A)	1,900	96
Avery Dennison	15,610	522
Babcock & Wilcox	14,650	369
BE Aerospace*	14,166	671
Boeing	93,291	6,930
C.H. Robinson Worldwide	19,386	1,197
Carlisle	9,366	530
Caterpillar	81,188	6,920
Chicago Bridge & Iron	12,000	487
Cintas (A)	12,357	512
Clean Harbors*	7,500	430
CNH Global (A)	2,400	114
Colfax*	4,000	156
Con-way	4,423	124
Cooper Industries, Cl A	18,800	1,401
Copa Holdings, Cl A	4,100	389
Copart*	11,118	336
Corrections Corp of America	10,400	353
Covanta Holding (A)	10,200	193
Crane	6,100	259
CSX	131,596	2,600
Cummins	24,512	2,406
Danaher	73,002	3,940
Deere	50,019	4,204
Delta Air Lines*	101,500	1,015
Donaldson	18,244	613
Dover	21,757	1,384
Dun & Bradstreet	5,556	440
Eaton (A)	41,752	2,178
Emerson Electric	91,820	4,612
Engility Holdings*	1,546	28
Equifax	14,656	751
Exelis	16,602	188
Expeditors International of Washington	25,448	952
Fastenal (A)	36,724	1,535
FedEx	39,744	3,559
Flowserve	6,600	914
Fluor	20,208	1,073
Fortune Brands Home & Security*	23,020	690
Gardner Denver	7,200	503
GATX	5,800	244
General Cable* (A)	4,700	135
General Dynamics	40,372	2,685
General Electric	1,323,523	27,966
Graco	9,224	456
GrafTech International*	11,500	111
Harsco	7,570	153
Hertz Global Holdings* (A)	36,700	574
Honeywell International	97,190	5,961
Hubbell, Cl B	7,892	665
Huntington Ingalls Industries	6,096	249
IDEX	10,393	467
IHS, Cl A*	6,100	562
Illinois Tool Works (A)	53,780	3,311
Ingersoll-Rand	37,000	1,805
Iron Mountain	23,890	755

Description	Shares	Market Value ($ Thousands)

ITT (A)	8,251	$185
Jacobs Engineering Group*	17,002	696
JB Hunt Transport Services	10,972	652
Joy Global (A)	12,833	731
Kansas City Southern	13,100	1,024
KAR Auction Services	2,100	37
KBR	18,480	514
Kennametal	8,000	305
Kirby*	6,900	400
L-3 Communications Holdings, Cl 3	11,677	897
Landstar System	5,765	291
Lennox International	8,100	426
Lincoln Electric Holdings	10,400	494
Lockheed Martin	33,029	3,082
Manitowoc (A)	12,100	181
Manpower (A)	11,584	445
Masco (A)	44,209	750
Matson	3,882	89
MRC Global*	3,500	98
MSC Industrial Direct, Cl A	6,920	503
Navistar International* (A)	6,100	124
Nielsen Holdings*	15,100	428
Nordson	8,000	490
Norfolk Southern	41,233	2,490
Northrop Grumman	32,178	2,146
Oshkosh Truck*	11,359	333
Owens Corning*	16,900	584
Paccar (A)	44,170	1,941
Pall (A)	14,045	835
Parker Hannifin (A)	18,704	1,537
Pentair	26,273	1,274
Pitney Bowes (A)	18,085	202
Polypore International* (A)	5,800	238
Precision Castparts	18,346	3,364
Quanta Services*	23,400	605
Raytheon	42,468	2,426
Regal-Beloit	4,900	342
Republic Services, Cl A	36,142	1,029
Robert Half International (A)	17,676	500
Rockwell Automation	16,904	1,339
Rockwell Collins (A)	17,379	994
Rollins	5,900	134
Roper Industries	11,600	1,294
RR Donnelley & Sons (A)	15,677	147
Ryder System	6,306	297
Shaw Group*	8,500	382
Snap-on	8,391	667
Southwest Airlines	92,220	879
Spirit Aerosystems Holdings, Cl A*	12,200	192
SPX	7,611	518
Stanley Black & Decker	20,193	1,452
Stericycle* (A)	10,126	947
Terex* (A)	13,648	330
Textron (A)	33,622	790
Timken	12,269	553
Toro (A)	6,320	284
Towers Watson, Cl A	9,100	481
TransDigm Group	6,200	843
Trinity Industries	13,000	413
Triumph Group	6,200	407
Tyco International	58,400	1,657

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Union Pacific	59,216	$7,271
United Continental Holdings* (A)	40,100	810
United Parcel Service, Cl B	90,141	6,590
United Rentals* (A)	11,600	482
United Technologies	113,090	9,060
URS	7,600	286
UTi Worldwide	9,200	130
Valmont Industries	2,400	335
Verisk Analytics, Cl A*	17,600	877
WABCO Holdings*	9,424	585
Wabtec	6,600	558
Waste Connections (A)	15,450	509
Waste Management (A)	59,394	1,934
WESCO International*	5,400	349
WW Grainger	7,281	1,413
Xylem	24,902	650

		192,681

Information Technology — 17.8%
Accenture, Cl A	80,500	5,468
Acme Packet*	4,900	98
Activision Blizzard	56,456	646
Adobe Systems*	61,402	2,125
Advanced Micro Devices* (A)	63,134	139
Akamai Technologies*	21,618	792
Alliance Data Systems* (A)	6,112	871
Altera	38,073	1,233
Amdocs	20,700	693
Amphenol, Cl A	19,192	1,188
Analog Devices	39,312	1,596
Ansys*	12,000	796
AOL* (A)	12,134	455
Apple	116,545	68,211
Applied Materials	158,555	1,701
Arrow Electronics*	16,089	599
Atmel*	69,200	387
Autodesk*	27,637	916
Automatic Data Processing	61,592	3,496
Avago Technologies	29,000	1,018
Avnet*	15,510	454
AVX	1,424	14
BMC Software*	19,489	798
Broadcom, Cl A	70,168	2,272
Broadridge Financial Solutions	15,473	365
Brocade Communications Systems*	47,500	270
CA	42,238	936
Cadence Design Systems*	38,363	488
Cisco Systems	662,627	12,530
Citrix Systems*	22,987	1,406
Cognizant Technology Solutions, Cl A*	38,788	2,608
Computer Sciences	21,764	828
Compuware*	35,551	332
Comverse*	1	—
Comverse Technology*	15	—
Concur Technologies* (A)	6,800	447
CoreLogic*	15,884	410
Corning	193,958	2,372
Cree* (A)	12,222	395
Cypress Semiconductor	14,100	143
Dell (A)	189,343	1,825

Description	Shares	Market Value ($ Thousands)

Diebold	7,029	$210
Dolby Laboratories, Cl A* (A)	4,843	162
DST Systems	4,595	265
eBay*	144,211	7,617
EchoStar, Cl A*	3,732	117
Electronic Arts*	45,765	678
EMC*	261,297	6,485
Equinix* (A)	5,700	1,059
F5 Networks*	9,538	894
Facebook, Cl A* (A)	49,900	1,397
Factset Research Systems (A)	6,500	600
Fairchild Semiconductor International, Cl A*	11,500	153
Fidelity National Information Services	29,990	1,083
Fiserv*	16,169	1,245
FleetCor Technologies*	4,600	240
FLIR Systems	19,100	390
Fortinet*	19,400	388
Freescale Semiconductor Holdings I*	3,500	32
Fusion-io* (A)	8,000	187
Gartner*	13,200	632
Genpact	15,700	252
Global Payments	9,734	427
Google, Cl A*	32,329	22,578
Harris	15,089	711
Hewlett-Packard	248,170	3,224
IAC	8,632	407
Informatica*	15,300	411
Ingram Micro, Cl A*	18,923	307
Intel	630,558	12,340
International Business Machines	136,198	25,887
Intuit	37,586	2,252
IPG Photonics* (A)	2,700	160
Itron*	4,300	188
Jabil Circuit	18,874	359
Jack Henry & Associates	13,100	509
JDS Uniphase*	28,640	347
Juniper Networks*	62,925	1,131
Kla-Tencor	19,909	905
Lam Research* (A)	24,252	852
Lender Processing Services	9,214	229
Lexmark International, Cl A (A)	6,386	155
Linear Technology (A)	27,557	915
LinkedIn, Cl A*	7,500	811
LSI*	77,148	520
Marvell Technology Group	61,600	522
Mastercard, Cl A	13,500	6,597
Maxim Integrated Products	34,900	1,019
Microchip Technology (A)	23,322	709
Micron Technology*	119,816	717
Micros Systems*	11,600	504
Microsoft	940,300	25,031
Molex (A)	19,170	506
Motorola Solutions	36,133	1,967
National Instruments	9,904	241
NCR*	19,689	471
NetApp*	42,755	1,356
NetSuite*	2,900	173
NeuStar, Cl A*	8,277	333
Nuance Communications* (A)	33,400	743

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Nvidia	73,856	$885
ON Semiconductor*	47,500	315
Oracle	478,620	15,364
Paychex (A)	38,307	1,247
PMC - Sierra*	21,000	108
Polycom*	16,700	175
Qualcomm	214,959	13,676
Rackspace Hosting* (A)	13,400	926
Red Hat*	22,827	1,128
Riverbed Technology*	19,700	353
Rovi*	11,000	169
SAIC (A)	29,900	345
Salesforce.com*	17,638	2,781
SanDisk*	28,869	1,129
Silicon Laboratories*	3,800	159
Skyworks Solutions*	23,200	526
SolarWinds*	9,200	515
Solera Holdings	8,600	445
Splunk* (A)	1,500	45
Symantec*	89,448	1,678
Synopsys*	19,582	642
Tech Data*	5,350	236
Teradata*	20,889	1,243
Teradyne* (A)	23,063	361
Texas Instruments	143,608	4,232
TIBCO Software*	22,000	551
Total System Services	23,691	520
Trimble Navigation*	15,214	846
Vantiv, Cl A*	5,100	111
VeriFone Holdings*	13,400	407
VeriSign*	18,985	648
Visa, Cl A	64,900	9,716
Vishay Intertechnology* (A)	12,950	126
VMware, Cl A*	10,600	964
Western Digital	27,930	934
Western Union	72,428	913
Xerox	160,096	1,090
Xilinx	31,457	1,090
Yahoo!*	155,681	2,922
Zebra Technologies, Cl A*	4,925	192
Zynga, Cl A*	7,000	17

		331,651

Materials — 3.7%
Air Products & Chemicals	27,094	2,247
Airgas	9,515	843
Albemarle	10,944	654
Alcoa (A)	126,802	1,067
Allegheny Technologies	13,297	348
Allied Nevada Gold MTN* (A)	9,500	309
Aptargroup	8,200	391
Ashland (A)	10,276	729
Ball	18,850	842
Bemis	12,774	429
Cabot	6,573	248
Carpenter Technology	5,500	267
Celanese, Cl A	18,983	779
CF Industries Holdings	8,166	1,748
Cliffs Natural Resources (A)	17,300	497
Commercial Metals	9,800	133
Compass Minerals International	4,100	313
Crown Holdings*	18,151	678
Cytec Industries	5,681	390

Description	Shares	Market Value ($ Thousands)

Domtar	4,200	$336
Dow Chemical	149,870	4,525
E.I. du Pont de Nemours	116,892	5,043
Eastman Chemical	18,228	1,109
Ecolab	33,308	2,401
FMC	16,420	911
Freeport-McMoRan Copper & Gold, Cl B	119,124	4,647
Greif, Cl A	3,500	144
Huntsman	23,129	380
International Flavors & Fragrances	10,891	708
International Paper	54,055	2,008
Intrepid Potash*	3,900	83
LyondellBasell Industries, Cl A	39,700	1,974
Martin Marietta Materials (A)	6,363	573
MeadWestvaco	21,258	657
Molycorp* (A)	7,600	68
Monsanto	66,550	6,095
Mosaic	37,978	2,053
NewMarket	800	212
Newmont Mining	62,033	2,921
Nucor (A)	39,390	1,622
Owens-Illinois*	20,391	408
Packaging Corp of America	12,099	441
PPG Industries	19,523	2,426
Praxair	37,525	4,023
Reliance Steel & Aluminum	10,300	581
Rock-Tenn, Cl A	8,700	566
Rockwood Holdings	9,800	449
Royal Gold (A)	7,200	582
RPM International	18,269	530
Scotts Miracle-Gro, Cl A	3,806	158
Sealed Air	21,568	363
Sherwin-Williams	10,737	1,638
Sigma-Aldrich (A)	14,448	1,048
Silgan Holdings	5,100	227
Sonoco Products	12,446	374
Southern Copper (A)	19,868	721
Steel Dynamics	23,700	306
Tahoe Resources* (A)	7,500	134
Titanium Metals	7,458	124
United States Steel (A)	20,483	442
Valspar	12,464	782
Vulcan Materials	15,857	838
Walter Industries (A)	6,100	184
Westlake Chemical	1,900	138
WR Grace*	9,200	602

		69,467

Telecommunication Services — 2.8%
AT&T	732,633	25,005
CenturyLink	78,354	3,043
Clearwire, Cl A* (A)	8,300	19
Crown Castle International*	37,396	2,525
Frontier Communications (A)	134,195	645
Groupon, Cl A* (A)	2,500	10
Level 3 Communications*	24,046	453
MetroPCS Communications*	44,600	475
NII Holdings* (A)	13,620	69
SBA Communications, Cl A* (A)	14,600	1,005
Sprint Nextel*	370,944	2,126

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Telephone & Data Systems	11,780	$271
tw telecom, Cl A*	18,600	478
US Cellular*	831	29
Verizon Communications	355,776	15,697
Windstream (A)	71,447	599

		52,449

Utilities — 3.4%
AES	76,724	818
AGL Resources	14,447	563
Alliant Energy	14,576	653
Ameren	28,890	866
American Electric Power	61,550	2,625
American Water Works	21,300	813
Aqua America (A)	16,277	416
Atmos Energy	10,891	381
Calpine*	48,600	839
Centerpoint Energy	50,815	1,003
CMS Energy	31,542	771
Consolidated Edison (A)	37,416	2,087
Dominion Resources	71,912	3,675
DTE Energy	20,164	1,221
Duke Energy	87,816	5,604
Edison International	40,279	1,832
Entergy	21,998	1,398
Exelon	107,076	3,236
FirstEnergy	53,427	2,268
Great Plains Energy	14,371	291
Hawaiian Electric Industries (A)	11,946	298
Integrys Energy Group	9,602	511
ITC Holdings (A)	7,500	589
MDU Resources Group	25,521	529
National Fuel Gas	7,989	416
NextEra Energy	52,573	3,612
NiSource	34,121	825
Northeast Utilities	38,908	1,507
NRG Energy (A)	28,100	593
NV Energy	33,900	621
OGE Energy	12,068	689
ONEOK (A)	24,658	1,107
Pepco Holdings (A)	28,144	556
PG&E	53,918	2,208
Pinnacle West Capital	13,292	684
PPL	74,226	2,179
Public Service Enterprise Group	64,952	1,954
Questar	22,046	433
SCANA (A)	14,220	659
Sempra Energy	30,923	2,116
Southern	108,703	4,734
TECO Energy	29,500	496
UGI	13,850	460
Vectren	8,791	257
Westar Energy	15,700	451
Wisconsin Energy (A)	27,398	1,028
Xcel Energy	60,281	1,631

		62,503

Total Common Stock (Cost $1,544,647) ($ Thousands)		1,798,682

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.4%
SEI Liquidity Fund, L.P. 0.180%** † (C)	156,295,236	$156, 295

Total Affiliated Partnership (Cost $156,295) ($ Thousands)		156,295

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%** †	55,673,192	55,673

Total Cash Equivalent (Cost $55,673) ($ Thousands)		55,673

U.S. TREASURY OBLIGATION (D) (E) — 0.2%
U.S. Treasury Bills 0.088%, 02/07/2013	3,150	3,150

Total U.S. Treasury Obligation (Cost $3,150) ($ Thousands)		3,150

Total Investments — 108.2% (Cost $1,759,765) ($ Thousands)		$2,013,800

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	790	Dec-2012	$(884)
S&P Mid 400 Index E-MINI	62	Dec-2012	(13)

			$(897)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,860,375 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $152,486 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $156,295 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

MTN — Medium Term Note

Ser — Series

SPX — Standard & Poor's 500 Index

S&P — Standard and Poor's

9	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2012

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,798,682	—	—	1,798,682
Affiliated Partnership	—	156,295	—	156,295
Cash Equivalent	55,673	—	—	55,673
U.S. Treasury Obligation	—	3,150	—	3,150

Total Investments in Securities	$1,854,355	$159,445	$—	$2,013,800

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(897)	$—	$—	$(897)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

    -

10	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 13.9%
Abercrombie & Fitch, Cl A	11,558	$530
American Greetings, Cl A (A)	16,000	276
America’s Car-Mart*	10,700	395
Ameristar Casinos	14,400	287
ANN (A)	22,400	752
Arbitron	11,000	400
Arctic Cat*	20,740	781
Beazer Homes USA (A)	18,360	274
bebe stores inc	5,500	21
Belo, Cl A (A)	114,086	822
Big Lots (A)	13,500	380
Biglari Holdings*	1,410	512
BJ’s Restaurants (A)	49,111	1,684
Bob Evans Farms	18,900	712
Bravo Brio Restaurant Group	67,892	927
Brown Shoe	30,100	573
Brunswick	19,242	496
Cabela’s	19,995	955
Callaway Golf (A)	71,708	483
Capella Education	23,546	651
Career Education	160,500	480
Carmike Cinemas*	34,700	525
Carter’s*	27,005	1,432
Casual Male Retail Group*	144,100	552
Cato, Cl A	30,400	883
CEC Entertainment	10,500	329
Children’s Place Retail Stores* (A)	39,095	1,900
Coinstar* (A)	33,294	1,566
Columbia Sportswear (A)	8,928	517
Conn’s* (A)	14,110	399
Cooper Tire & Rubber	65,381	1,633
Core-Mark Holding	18,108	828
Corinthian Colleges* (A)	129,700	288
Cracker Barrel Old Country Store	2,000	123
CSS Industries	10,800	222
Deckers Outdoor* (A)	41,812	1,601
Denny’s	16,900	80
Destination Maternity	12,600	280
Dick’s Sporting Goods	18,810	988
DreamWorks Animation SKG, Cl A* (A)	47,000	805
Ethan Allen Interiors (A)	31,766	921
Express*	55,648	831
Federal Mogul, Cl A	13,400	105
Finish Line, Cl A	1,600	33
Five Below* (A)	11,537	429
Francesca’s Holdings (A)	68,925	1,794
Fred’s, Cl A (A)	35,200	468
GameStop, Cl A (A)	51,832	1,361
G-III Apparel Group*	4,400	167
Gordmans Stores*	63,347	916
Grand Canyon Education*	50,450	1,195
Helen of Troy	6,400	197
hhgregg* (A)	47,300	350
Hibbett Sports* (A)	41,323	2,221
Hillenbrand	8,400	178
HomeAway* (A)	18,130	371
Hot Topic (A)	60,300	602

Description	Shares	Market Value ($ Thousands)

Ignite Restaurant Group*	28,900	$367
Jack in the Box	54,902	1,513
JAKKS Pacific (A)	18,016	225
Jones Group (A)	41,000	482
Journal Communications, Cl A*	71,000	398
K12* (A)	53,375	925
Kirkland’s* (A)	9,000	82
Krispy Kreme Doughnuts	133,300	1,213
La-Z-Boy, Cl Z	16,400	245
Libbey* (A)	109,300	2,134
Life Time Fitness* (A)	36,860	1,735
Lincoln Educational Services	16,400	63
Lithia Motors, Cl A	9,400	336
LKQ*	42,967	942
Lumber Liquidators Holdings* (A)	39,940	2,144
M/I Homes	10,900	240
Maidenform Brands*	65,635	1,206
Marriott Vacations Worldwide	8,500	338
Matthews International, Cl A (A)	54,699	1,655
MDC Holdings	5,400	190
MDC Partners, Cl A	159,600	1,692
Men’s Wearhouse	37,091	1,203
Meredith (A)	28,880	901
Modine Manufacturing*	37,900	280
Monro Muffler Brake (A)	58,929	1,890
Morgans Hotel Group*	100,500	588
Movado Group	15,800	548
Multimedia Games Holding*	15,400	228
NACCO Industries, Cl A	6,600	352
National CineMedia	191,389	2,737
Nutrisystem	5,900	47
Office Depot* (A)	112,800	379
OfficeMax	35,400	354
Orient-Express Hotels, Cl A	111,962	1,380
Pacific Sunwear of California* (A)	33,500	51
Pandora Media* (A)	70,790	617
Panera Bread, Cl A	6,850	1,099
Papa John’s International*	5,400	286
Pep Boys-Manny Moe & Jack (A)	43,375	458
Perry Ellis International*	13,800	299
PetMed Express (A)	34,900	403
Pier 1 Imports (A)	104,021	1,996
Pinnacle Entertainment*	63,465	820
Quiksilver*	280,163	1,121
RadioShack (A)	23,000	47
ReachLocal	63,800	699
Red Robin Gourmet Burgers*	39,037	1,278
Regis (A)	90,416	1,489
Rent-A-Center, Cl A	45,300	1,575
Rue21* (A)	14,580	419
Scholastic (A)	33,000	926
School Specialty* (A)	12,184	16
Scientific Games, Cl A	189,478	1,578
Select Comfort*	71,507	1,915
Shutterfly (A)	42,400	1,143
Sinclair Broadcast Group, Cl A (A)	18,700	206
Six Flags Entertainment	1,700	105
Skechers U.S.A., Cl A* (A)	38,800	755
Skullcandy (A)	81,644	704

1	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Smith & Wesson Holding*	43,500	$461
SodaStream International (A)	31,836	1,270
Sonic*	42,000	425
Sotheby’s (A)	9,110	263
Stage Stores (A)	25,300	654
Standard Motor Products	16,400	321
Standard Pacific* (A)	94,585	634
Starwood Hotels & Resorts Worldwide	6,800	367
Steiner Leisure	1,900	87
Stewart Enterprises, Cl A (A)	55,500	424
Superior Industries International	8,800	167
Tesla Motors* (A)	15,840	536
Ulta Salon Cosmetics & Fragrance	10,930	1,096
Unifi*	2,600	36
Universal Electronics	15,100	266
Vail Resorts (A)	37,019	2,085
Valassis Communications (A)	5,400	140
Vera Bradley (A)	16,120	447
Vitamin Shoppe	40,244	2,385
Warnaco Group	14,085	1,013
Wet Seal, Cl A	262,000	770
Winnebago Industries	3,200	45
WMS Industries (A)	115,910	1,959
Wolverine World Wide (A)	65,428	2,832
Zumiez (A)	41,758	864

		108,045

Consumer Staples — 2.7%
Andersons	10,900	460
Cal-Maine Foods	1,741	80
Casey’s General Stores (A)	29,027	1,434
Central Garden and Pet, Cl A*	28,823	338
Central Garden and Pet*	20,837	234
Chefs’ Warehouse* (A)	40,772	645
Chiquita Brands International (A)	218,500	1,558
Coca-Cola Bottling	5,000	343
Darling International*	21,800	368
Dean Foods*	16,660	285
Dole Food* (A)	63,901	733
Fresh Del Monte Produce	59,200	1,536
Fresh Market*	18,263	946
Harris Teeter Supermarkets (A)	3,300	125
Ingles Markets, Cl A	11,100	181
Ingredion	22,935	1,490
J&J Snack Foods	10,735	675
Lancaster Colony (A)	10,800	818
Medifast*	13,100	416
Nash Finch	11,800	249
Pantry	45,545	585
Pilgrim’s Pride (A)	66,100	472
Post Holdings*	6,000	207
Prestige Brands Holdings*	57,602	1,244
Rite Aid*	326,100	329
Sanderson Farms	10,586	508
Smart Balance	41,020	510
Spartan Stores (A)	50,982	767
Spectrum Brands Holdings*	7,300	349
TreeHouse Foods	9,347	490
United Natural Foods	9,341	484
Universal (A)	10,200	509

Description	Shares	Market Value ($ Thousands)

USANA Health Sciences (A)	18,300	$755
WD-40	3,900	184
Weis Markets	6,700	262
WhiteWave Foods, Cl A (A)	40,060	608

		21,177

Energy — 6.0%
Alberta Oilsands	536,100	35
Alpha Natural Resources* (A)	32,800	245
Approach Resources	3,100	73
Basic Energy Services* (A)	6,400	70
Berry Petroleum, Cl A (A)	28,741	894
Bonanza Creek Energy*	13,405	318
Bristow Group (A)	13,950	727
Callon Petroleum*	3,500	16
Clayton Williams Energy	1,300	53
Cloud Peak Energy (A)	77,800	1,476
Comstock Resources* (A)	42,800	702
Contango Oil & Gas	2,500	103
CVR Energy*	1,600	73
Delek US Holdings	13,900	365
Diamondback Energy*	43,400	781
Dresser-Rand Group*	36,089	1,906
Dril-Quip* (A)	41,356	2,910
Energy XXI Bermuda (A)	33,135	1,050
EPL Oil & Gas*	53,100	1,115
Forest Oil*	64,900	413
Forum Energy Technologies* (A)	51,565	1,301
Geospace Technologies*	1,900	145
Goodrich Petroleum* (A)	32,632	294
Green Plains Renewable Energy*	16,500	128
Gulf Island Fabrication	5,400	126
Gulfmark Offshore, Cl A*	38,729	1,214
Gulfport Energy*	13,358	508
Harvest Natural Resources*	10,000	88
Heckmann* (A)	61,200	239
Helix Energy Solutions Group*	40,300	706
Key Energy Services*	258,738	1,731
Kinder Morgan Escrow*	58,213	—
KiOR, Cl A* (A)	56,245	363
Knightsbridge Tankers (A)	4,400	26
Laredo Petroleum Holdings* (A)	73,174	1,392
Lone Pine Resources*	27,846	30
Lufkin Industries	4,800	263
Magnum Hunter Resources (A)	149,681	603
Matador Resources	56,040	498
Matrix Service*	18,800	206
McDermott International*	53,008	558
Mitcham Industries*	3,700	53
Newpark Resources* (A)	113,800	888
Oasis Petroleum*	94,281	2,849
Oceaneering International	17,610	928
Oil States International*	11,695	827
Oilsands Quest* (D) (E)	722,473	3
Parker Drilling*	234,000	980
Penn Virginia (A)	97,400	432
Petroquest Energy* (A)	22,600	120
Pioneer Energy Services	120,598	872
Rentech*	45,000	127
REX American Resources*	1,500	28
Rosetta Resources* (A)	34,745	1,561

2	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Scorpio Tankers (A)	197,800	$1,266
SEACOR Holdings*	4,400	399
SemGroup, Cl A	2,100	79
Ship Finance International	4,600	74
SM Energy	1,420	71
StealthGas	53,800	406
Stone Energy*	14,000	290
Superior Energy Services	15,600	317
Swift Energy (A)	83,110	1,287
Targa Resources	17,592	881
Tesco*	20,200	218
Tesoro	15,500	655
Tetra Technologies*	84,045	588
Tidewater	19,300	866
Unit	29,000	1,303
USEC (A)	36,800	18
Vaalco Energy	100,600	852
W&T Offshore (A)	26,300	436
Western Refining (A)	31,200	906
Willbros Group	37,100	187
World Fuel Services (A)	55,262	2,152

		46,663

Financials — 20.0%
1st Source	6,200	131
Acadia Realty Trust‡	22,160	550
Affiliated Managers Group (A)	14,490	1,867
Agree Realty‡ (A)	13,100	343
Alliance Financial	3,500	149
Allied World Assurance Holdings	5,200	422
Alterra Capital Holdings (A)	118,983	2,784
American Assets Trust‡	14,415	392
American Capital Mortgage Investment‡	8,300	212
American Equity Investment Life Holding (A)	104,400	1,204
AMERISAFE	2,000	52
Amtrust Financial Services (A)	18,700	539
Anworth Mortgage Asset‡	121,700	718
Apartment Investment & Management, Cl A‡	30,531	765
Apollo Investments*	14,400	117
Ares Capital	1,950	35
Argo Group International Holdings	18,100	601
Ashford Hospitality Trust‡	28,700	260
Aspen Insurance Holdings	7,400	232
Associated Banc	14,000	180
Associated Estates Realty‡	14,400	218
Astoria Financial (A)	5,900	55
AvalonBay Communities‡ (A)	6,562	865
Banco Latinoamericano de Comercio Exterior, Cl E	42,900	927
Bancorpsouth (A)	26,412	349
Bank of the Ozarks (A)	22,240	707
Banner	29,308	881
BBCN Bancorp	5,200	59
Berkshire Hills Bancorp	26,465	610
BGC Partners, Cl A (A)	50,000	180
BioMed Realty Trust, Cl Usetrader currency ‡ (A)	46,808	902
BlackRock Kelso Capital (A)	80,300	811

Description	Shares	Market Value ($ Thousands)

Boston Private Financial Holdings (A)	87,444	$807
Boston Properties‡ (A)	7,128	732
Brandywine Realty Trust‡	31,100	371
BRE Properties‡	7,990	389
Camden National	4,600	160
Campus Crest Communities‡	120,900	1,383
CapLease‡	45,800	214
Capstead Mortgage‡	21,600	262
Cardinal Financial	43,792	657
CBL & Associates Properties‡ (A)	65,417	1,473
Central Pacific Financial*	51,310	758
Chesapeake Lodging Trust‡	7,100	134
Citizens Republic Bancorp*	5,150	97
City Holding	12,400	417
CNO Financial Group (A)	291,700	2,655
CoBiz Financial	63,825	448
Cohen & Steers (A)	14,240	407
Colonial Properties Trust‡	24,200	494
Columbia Banking System	24,800	428
CommonWealth‡	11,800	179
Community Bank System (A)	11,300	304
Community Trust Bancorp	8,400	275
Coresite Realty‡	20,225	518
Credit Acceptance*	1,500	138
CreXus Investment‡	42,500	531
CYS Investments‡	39,100	500
DFC Global (A)	39,016	681
Dime Community Bancshares	18,500	258
Douglas Emmett‡ (A)	46,130	1,048
Dynex Capital‡	28,900	283
Eagle Bancorp*	57,247	1,115
East West Bancorp	25,415	537
EastGroup Properties‡	27,551	1,440
Education Realty Trust‡	117,426	1,211
Employers Holdings (A)	74,151	1,416
Endurance Specialty Holdings	30,556	1,228
Epoch Holding	28,076	615
EPR Properties‡	2,800	127
Equity One‡ (A)	41,950	867
Equity Residential‡	29,537	1,640
Extra Space Storage‡	9,250	325
FBR Capital Markets	290,500	973
Federated Investors, Cl B (A)	28,653	569
Financial Engines* (A)	74,843	1,962
First American Financial	19,100	455
First Commonwealth Financial	88,800	569
First Financial Bankshares (A)	2,900	113
First Financial Holdings	2,200	30
First Horizon National	155,392	1,470
First Industrial Realty Trust‡*	13,200	174
First Merchants	16,500	224
First Midwest Bancorp	149,416	1,868
First Potomac Realty Trust‡	2,100	25
FirstMerit (A)	49,339	695
Flushing Financial	28,000	419
FNB (Pennsylvania) (A)	13,400	145
Forest City Enterprises, Cl A*	32,740	493
Forestar Group*	6,000	89
Fulton Financial	32,600	317
FXCM, Cl A (A)	90,600	907

3	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

General Growth Properties‡	18,676	$362
Getty Realty‡ (A)	10,500	177
GFI Group	39,000	109
Global Indemnity, Cl A	14,000	308
Government Properties Income Trust‡ (A)	32,100	740
Great American Group*	92,182	14
Hancock Holding	34,322	1,078
Hanover Insurance Group	31,581	1,154
Hatteras Financial‡	17,500	467
HCP‡	23,998	1,081
Health Care‡	15,100	889
Healthcare Realty Trust‡	10,000	238
Hercules Technology Growth Capital	6,900	74
Highwoods Properties‡ (A)	35,315	1,139
Home Bancshares	15,800	524
Home Loan Servicing Solutions	34,300	671
Home Properties‡	6,460	380
HomeStreet	20,000	492
Horace Mann Educators	106,195	2,030
Hospitality Properties Trust‡	8,200	186
Host Hotels & Resorts‡	49,359	725
Iberiabank	32,063	1,563
Infinity Property & Casualty	35,710	1,954
Inland Real Estate‡	64,400	513
International Bancshares (A)	36,100	653
Investment Technology Group	60,200	538
Investors Real Estate Trust‡ (A)	6,900	59
Jones Lang LaSalle	16,917	1,387
Kennedy-Wilson Holdings (A)	114,800	1,504
Kimco Realty‡	19,400	374
Kite Realty Group Trust‡	53,200	284
Knight Capital Group, Cl A (A)	33,800	114
LaSalle Hotel Properties‡	20,866	503
Lexington Realty Trust‡ (A)	173,704	1,666
LTC Properties‡	17,600	576
Macerich‡	13,086	739
Mack-Cali Realty‡	40,338	1,020
Maiden Holdings	170,500	1,531
MainSource Financial Group	29,400	355
MarketAxess Holdings	46,123	1,423
MCG Capital (A)	70,800	316
Meadowbrook Insurance Group (A)	269,100	1,496
Medallion Financial	23,200	274
MFA Mortgage Investments‡	125,963	1,059
MGIC Investment* (A)	54,200	95
Mid-America Apartment Communities‡	30,112	1,877
Montpelier Re Holdings	38,300	838
MSCI, Cl A* (A)	25,896	751
National Financial Partners* (A)	33,915	563
National Health Investors‡ (A)	2,500	139
National Penn Bancshares (A)	113,978	1,079
National Retail Properties‡ (A)	12,730	391
Nationstar Mortgage Holdings* (A)	26,200	802
NBT Bancorp	26,100	516
Nelnet, Cl A	82,100	2,347
Netspend Holdings* (A)	196,545	2,290
Northwest Bancshares	9,800	117

Description	Shares	Market Value ($ Thousands)

OceanFirst Financial	10,300	$141
Ocwen Financial*	47,500	1,703
Old National Bancorp	94,043	1,104
Omega Healthcare Investors‡	800	18
OmniAmerican Bancorp*	20,022	455
One Liberty Properties‡	13,400	261
Oriental Financial Group (A)	26,400	318
Oritani Financial	22,000	321
PacWest Bancorp (A)	78,414	1,953
Parkway Properties‡ (A)	11,300	152
Pebblebrook Hotel Trust‡	22,920	478
PennantPark Investment (A)	92,873	1,000
Pennsylvania Real Estate Investment Trust‡	11,700	195
PennyMac Mortgage Investment Trust‡	24,200	596
PHH* (A)	9,100	200
PICO Holdings*	27,958	506
Pinnacle Financial Partners*	3,600	68
Piper Jaffray	11,900	338
Platinum Underwriters Holdings	62,517	2,783
Popular*	15,600	308
Potlatch‡ (A)	22,000	857
Presidential Life	2,400	34
Primerica*	22,200	635
PrivateBancorp, Cl A	36,300	595
ProAssurance	17,353	1,574
Prologis‡ (A)	32,417	1,100
Prospect Capital	47,300	498
Prosperity Bancshares (A)	14,515	597
Protective Life	10,500	285
Provident Financial Services	38,200	554
PS Business Parks‡ (A)	5,600	361
Public Storage‡	9,421	1,325
RAIT Financial Trust‡ (A)	6,566	36
Ramco-Gershenson Properties‡	50,600	677
Regency Centers‡	6,965	326
Reinsurance Group of America, Cl A	15,691	803
Republic Bancorp, Cl A (A)	11,400	233
Retail Opportunity Investments‡ (A)	6,500	82
Sabra Health Care‡ (A)	22,766	494
Safeguard Scientifics*	48,984	692
SCBT Financial	10,000	387
Signature Bank NY*	27,512	1,930
Simon Property Group‡	14,741	2,243
SL Green Realty‡ (A)	6,595	497
Solar Capital	18,700	428
Southside Bancshares (A)	13,800	289
Sovran Self Storage‡	4,000	247
Starwood Property Trust‡	36,800	841
Stifel Financial* (A)	41,940	1,276
Sun Communities‡	1,000	39
Sunstone Hotel Investors‡	60,100	620
Susquehanna Bancshares	157,937	1,624
SWS Group*	21,600	104
Symetra Financial	62,900	769
Synovus Financial (A)	133,644	317
Tanger Factory Outlet Centers‡	24,317	800
TCF Financial (A)	57,920	688
THL Credit	34,100	494

4	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

TICC Capital	35,500	$356
Titanium Asset Management	132,700	105
Tompkins Financial	4,200	164
Tower Group (A)	2,600	44
Two Harbors Investment‡	80,800	915
UDR‡	26,850	618
UMB Financial (A)	3,800	161
Umpqua Holdings (A)	33,000	385
Union First Market Bankshares	15,200	232
United Financial Bancorp	17,300	269
Universal Health Realty Income Trust‡	1,300	63
Urstadt Biddle Properties, Cl A‡	7,900	148
Validus Holdings (A)	34,100	1,209
Ventas‡	10,490	668
ViewPoint Financial Group	52,900	1,082
Virginia Commerce Bancorp	46,100	400
Vornado Realty Trust‡	8,800	673
Washington Real Estate Investment Trust‡ (A)	7,900	205
Webster Financial	40,665	847
Weingarten Realty Investors‡	13,700	372
WesBanco	7,700	163
West Coast Bancorp	17,485	381
Westamerica Bancorporation (A)	4,300	183
Western Alliance Bancorp	123,120	1,251
Wilshire Bancorp	36,500	211
Winthrop Realty Trust‡	35,400	397
WisdomTree Investments (A)	154,217	942
WSFS Financial	20,100	872
Zillow, Cl A (A)	30,934	851
Zions Bancorporation (A)	48,690	977

		155,073

Health Care — 11.6%
Acadia Healthcare*	93,586	2,148
Accuray*	34,800	219
Achillion Pharmaceuticals (A)	90,349	704
Acorda Therapeutics	13,530	341
Aegerion Pharmaceuticals* (A)	29,000	635
Affymax*	12,600	308
Affymetrix (A)	50,800	169
Akorn* (A)	54,218	731
Alere* (A)	81,600	1,510
Align Technology (A)	9,880	271
Almost Family*	7,300	145
Amarin ADR (A)	59,632	740
Amedisys	19,800	207
AMERIGROUP*	10,069	925
Amsurg, Cl A*	29,478	826
Analogic	3,300	243
Ariad Pharmaceuticals*	85,224	1,906
Arqule*	31,400	83
Array BioPharma*	55,100	217
ArthroCare*	12,300	412
Assisted Living Concepts, Cl A	7,400	64
athenahealth	24,804	1,580
Auxilium Pharmaceuticals	14,700	281
Bruker	45,990	672
Cambrex	47,400	520
Cantel Medical	1,900	52
Catamaran	13,520	658

Description	Shares	Market Value ($ Thousands)

Celldex Therapeutics* (A)	8,000	$47
Centene*	15,892	698
Cepheid (A)	8,720	283
Chemed (A)	3,800	259
Computer Programs & Systems	3,500	175
Conceptus* (A)	37,524	781
CONMED	49,478	1,367
CryoLife	16,800	100
Cubist Pharmaceuticals (A)	34,414	1,398
Cyberonics*	18,716	968
DexCom (A)	64,156	839
Dynavax Technologies*	29,100	83
Emergent Biosolutions	28,300	425
Emeritus* (A)	46,000	1,041
Endocyte*	9,300	87
Endologix* (A)	93,028	1,364
Ensign Group (A)	13,400	346
Enzon Pharmaceuticals*	28,400	198
Exact Sciences* (A)	39,610	389
ExamWorks Group (A)	98,093	1,209
Five Star Quality Care*	28,700	141
Fluidigm (A)	48,064	684
Gentiva Health Services*	51,300	528
Greatbatch	51,496	1,163
Halozyme Therapeutics*	51,300	320
Hanger*	2,000	52
Health Net*	15,620	368
HealthSouth	115,712	2,544
Healthways	14,300	155
HeartWare International* (A)	10,100	831
Hill-Rom Holdings	7,100	198
Hi-Tech Pharmacal* (A)	18,800	568
HMS Holdings* (A)	85,491	1,981
ICON ADR*	35,405	977
ICU Medical	18,832	1,109
Immunogen (A)	31,192	396
Impax Laboratories*	55,153	1,121
Imris*	116,320	457
Incyte* (A)	27,244	479
Infinity Pharmaceuticals*	766	19
Insulet (A)	44,160	969
Invacare (A)	75,200	1,063
IPC The Hospitalist* (A)	15,218	574
Jazz Pharmaceuticals	13,450	725
Keryx Biopharmaceuticals* (A)	147,303	462
Kindred Healthcare* (A)	14,800	161
LHC Group	14,000	271
LifePoint Hospitals	6,800	245
Magellan Health Services*	22,985	1,192
MAP Pharmaceuticals (A)	69,427	1,107
Masimo	126,499	2,621
Medical Action Industries*	101,300	272
Medicines*	10,700	230
Medicis Pharmaceutical, Cl A	10,100	437
MEDNAX* (A)	30,137	2,381
MELA Sciences* (A)	64,100	145
Momenta Pharmaceuticals* (A)	28,500	305
Nektar Therapeutics	50,370	329
Neurocrine Biosciences*	35,200	263
NewLink Genetics (A)	31,961	384
Novadaq Technologies* (A)	141,781	1,253
NuVasive*	8,500	123

5	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Onyx Pharmaceuticals* (A)	18,320	$1,383
Optimer Pharmaceuticals	26,780	273
OraSure Technologies*	8,700	67
Orexigen Therapeutics* (A)	52,000	245
Orthofix International	17,400	648
Owens & Minor (A)	2,700	74
PAREXEL International	40,412	1,305
PDL BioPharma (A)	206,800	1,634
PerkinElmer	30,628	969
Pharmacyclics* (A)	6,650	353
PharMerica*	45,800	661
Pozen* (A)	26,000	144
Providence Service*	37,900	528
PSS World Medical* (A)	51,025	1,451
Puma Biotechnology*	22,196	457
Quality Systems (A)	10,100	184
Questcor Pharmaceuticals (A)	2,100	54
Quidel (A)	103,372	1,812
Rigel Pharmaceuticals*	10,300	85
Sagent Pharmaceuticals*	24,750	369
Sangamo Biosciences (A)	63,446	364
Santarus*	34,300	342
Sarepta Therapeutics* (A)	5,350	157
Sciclone Pharmaceuticals* (A)	83,600	367
Seattle Genetics* (A)	17,562	444
Select Medical Holdings*	42,600	470
Sirona Dental Systems	13,905	871
Skilled Healthcare Group, Cl A* (A)	47,500	318
Spectranetics	65,792	947
Spectrum Pharmaceuticals* (A)	46,632	552
STERIS	17,497	598
Sun Healthcare Group*	3,000	25
Symmetry Medical*	56,800	554
Synageva BioPharma*	16,506	808
Syneron Medical	75,454	629
Synta Pharmaceuticals* (A)	48,410	391
Team Health Holdings	34,269	959
Techne	16,123	1,143
Teleflex	14,005	969
TESARO (A)	17,729	328
Threshold Pharmaceuticals* (A)	114,300	505
Tornier	33,708	547
Trinity Biotech ADR	15,300	223
Trius Therapeutics	107,422	515
Unilife (A)	216,310	493
ViroPharma (A)	8,940	222
Vocera Communications	41,700	1,026
Volcano	104,725	2,855
WellCare Health Plans	26,200	1,265
XenoPort	18,100	142

		89,952

Industrials — 18.1%
AAR (A)	9,300	143
ABM Industries	48,800	931
Acacia Research*	14,438	321
ACCO Brands*	116,300	784
Actuant, Cl A	93,083	2,678
Acuity Brands	35,434	2,344
Advisory Board* (A)	35,592	1,611

Description	Shares	Market Value ($ Thousands)

Aegean Marine Petroleum Network (A)	48,000	$216
Aerovironment (A)	700	14
Air Transport Services Group*	149,900	568
Aircastle	85,500	972
Alamo Group	6,600	219
Alaska Air Group*	15,900	680
Albany International, Cl A	29,000	624
Alliant Techsystems	5,200	312
Altra Holdings	5,600	105
Amerco	1,200	144
American Science & Engineering	2,100	134
Ametek	6,170	230
Ampco-Pittsburgh	9,900	185
Apogee Enterprises	19,100	438
Applied Industrial Technologies	3,100	124
Arkansas Best	10,900	90
Armstrong World Industries	18,430	931
Astec Industries	15,700	455
Atlas Air Worldwide Holdings*	21,900	948
BE Aerospace	23,663	1,121
Beacon Roofing Supply	19,497	601
Belden	37,525	1,414
Brady, Cl A	25,470	814
Briggs & Stratton (A)	900	18
Brink’s	35,200	967
Carlisle	32,920	1,866
Cascade	12,700	825
Celadon Group	9,000	155
Chart Industries*	23,424	1,417
CIRCOR International	9,700	351
CLARCOR	19,505	905
Clean Harbors*	8,500	487
Columbus McKinnon	25,200	377
Comfort Systems USA	46,686	505
Consolidated Graphics*	3,600	123
Corporate Executive Board	11,644	498
CRA International*	14,845	262
Cubic	18,164	889
Curtiss-Wright	28,800	914
Deluxe	20,000	576
DigitalGlobe* (A)	44,070	1,099
DXP Enterprises	1,300	63
Dycom Industries	68,150	1,224
EMCOR Group	87,495	2,874
Encore Capital Group* (A)	19,900	529
Encore Wire	10,800	338
EnerSys*	4,000	139
Ennis	7,900	120
EnPro Industries*	14,074	553
ESCO Technologies	19,461	714
Exponent*	3,500	187
Flow International*	117,000	369
Fortune Brands Home & Security	31,960	959
FreightCar America	8,500	179
FTI Consulting (A)	89,359	2,762
G&K Services, Cl A	61,656	2,090
Genco Shipping & Trading (A)	4,800	13
Generac Holdings	17,490	571
General Cable (A)	21,940	630

6	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Genesee & Wyoming, Cl A* (A)	34,979	$2,552
Geo Group	34,200	964
GeoEye*	6,000	183
Gibraltar Industries*	36,900	512
Global Power Equipment Group (A)	42,200	634
Graco	16,350	808
GrafTech International (A)	154,173	1,495
Granite Construction	40,300	1,233
Great Lakes Dredge & Dock	5,400	48
H&E Equipment Services (A)	3,600	56
Harsco	21,800	439
Hawaiian Holdings* (A)	179,998	1,123
Heico, Cl A	55,240	1,856
HEICO (A)	15,212	626
Heritage-Crystal Clean (A)	66,064	990
Hexcel* (A)	91,966	2,377
HNI (A)	500	15
Hub Group, Cl A*	58,953	1,908
Hyster-Yale Materials Handling	8,500	353
ICF International	44,900	971
IDEX	38,569	1,734
Insperity	13,600	411
Interface, Cl A	126,710	1,861
ITT	400	9
John Bean Technologies	21,897	357
Kadant*	46,830	1,136
KAR Auction Services	25,138	447
Kaydon	47,948	1,104
Kelly Services, Cl A	1,900	26
KEYW Holding* (A)	62,179	800
Kforce	35,800	460
Kirby*	18,130	1,049
Korn/Ferry International	3,800	55
Landstar System	38,891	1,967
Layne Christensen	4,300	99
LB Foster, Cl A	7,800	323
Lennox International	13,329	701
Lincoln Electric Holdings	18,210	865
Lindsay Manufacturing	6,296	498
LS Starrett, Cl A	700	7
Marten Transport	37,310	706
Meritor*	51,700	221
Metalico*	26,000	43
Middleby*	16,775	2,137
Miller Industries	11,200	160
Mine Safety Appliances	5,700	220
Mistras Group*	28,280	613
Moog, Cl A*	21,261	782
MSC Industrial Direct, Cl A	12,040	875
Mueller Industries	12,400	592
Mueller Water Products, Cl A	31,700	177
MYR Group*	16,200	347
National Presto Industries	1,500	115
Navigant Consulting*	62,600	652
Nordson	18,336	1,122
Northwest Pipe*	20,480	422
Old Dominion Freight Line	104,791	3,504
Orbital Sciences*	23,300	305
Orion Marine Group	185,842	1,319
Pacer International*	57,400	199
Polypore International* (A)	56,812	2,332

Description	Shares	Market Value ($ Thousands)

Quad, Cl A (A)	19,300	$313
Quanex Building Products (A)	27,745	580
Rand Logistics* (A)	22,200	143
RBC Bearings	17,965	837
Resources Connection	156,247	1,814
Rexnord* (A)	38,740	828
Ritchie Bros Auctioneers (A)	59,536	1,364
Rush Enterprises, Cl B	73,189	1,191
Rush Enterprises, Cl A (A)	53,117	1,017
Ryder System	34,300	1,614
Saia*	21,400	464
Sauer-Danfoss	4,500	236
Simpson Manufacturing (A)	31,376	1,026
SkyWest	34,864	404
Spirit Aerosystems Holdings, Cl A*	34,000	536
Spirit Airlines*	60,600	1,017
Standard Parking*	63,249	1,407
Standex International	3,500	172
Steelcase, Cl A (A)	104,916	1,221
Sun Hydraulics	8,200	214
Swift Transportation, Cl A	80,000	677
Sykes Enterprises (A)	66,400	973
TAL International Group (A)	14,260	486
Taser International*	47,500	392
Teledyne Technologies	8,677	547
Terex	17,764	430
Tetra Tech*	97,642	2,515
Thermon Group Holdings* (A)	24,365	603
Titan International (A)	25,400	516
TMS International, Cl A*	98,600	1,085
Towers Watson, Cl A	28,018	1,482
Trex	27,680	1,124
Trimas	24,608	637
Triumph Group	16,372	1,074
TrueBlue (A)	94,900	1,352
Tutor Perini	125,000	1,608
Unifirst	1,000	71
United Rentals (A)	24,490	1,017
US Ecology (A)	53,469	1,169
USG (A)	28,885	775
Valmont Industries	7,390	1,032
Wabash National	96,700	782
Wabtec	22,672	1,918
WageWorks	23,439	433
Watsco (A)	10,870	779
Watts Water Technologies, Cl A (A)	22,546	922
WESCO International (A)	34,376	2,222
Woodward	17,000	622

		140,235

Information Technology — 15.8%
Actuate*	39,900	213
Acxiom*	7,900	140
ADTRAN (A)	100,378	1,971
Advanced Energy Industries*	35,600	455
Amkor Technology* (A)	65,000	276
Amtech Systems	7,500	24
ANADIGICS* (A)	4,300	8
Ancestry.com*	3,800	120
Arris Group	5,400	75

7	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Arrow Electronics*	23,700	$883
Aruba Networks* (A)	47,040	916
Aspen Technology*	57,360	1,491
Audience* (A)	20,330	176
Bazaarvoice* (A)	95,056	930
Benchmark Electronics	39,797	618
Black Box	14,900	367
Blackbaud	69,442	1,551
Blucora* (A)	23,500	347
Broadridge Financial Solutions	78,157	1,845
BroadSoft* (A)	50,230	1,589
Brooks Automation	7,200	55
CACI International, Cl A (A)	30,970	1,584
Cadence Design Systems* (A)	137,550	1,751
Calix* (A)	74,000	546
Cardtronics*	17,962	412
Cavium* (A)	59,522	2,097
Ceva*	6,200	94
CIBER*	335,300	1,019
Ciena* (A)	47,763	711
Cirrus Logic	9,340	293
Coherent*	13,767	637
CommVault Systems*	12,450	826
Computer Task Group*	22,600	412
Comtech Telecommunications (A)	32,265	825
Concur Technologies* (A)	8,020	527
Convergys (A)	61,489	960
Cornerstone OnDemand* (A)	44,719	1,254
CoStar Group* (A)	27,489	2,388
Cray*	13,300	189
CSG Systems International*	30,100	559
CTS	17,600	156
DealerTrack Holdings*	74,400	2,001
Demandware* (A)	40,330	1,105
Dice Holdings* (A)	14,000	120
Diebold	69,891	2,090
Digi International	89,800	876
Digital River*	43,940	642
Diodes*	26,700	404
DTS*	47,460	725
EarthLink	214,430	1,415
Electronics for Imaging*	3,800	70
Ellie Mae	3,400	84
Emulex	127,006	934
Entegris* (A)	49,000	439
Envestnet*	138,597	1,926
Euronet Worldwide*	76,902	1,712
ExactTarget	22,025	454
Exar*	144,100	1,182
ExlService Holdings*	47,776	1,283
Fairchild Semiconductor International, Cl A*	57,239	764
FEI (A)	21,820	1,201
FleetMatics Group (A)	12,941	282
FormFactor	37,000	164
Forrester Research	6,100	171
Fortinet*	52,790	1,055
Fusion-io* (A)	25,640	598
Gartner	20,372	976
Global Cash Access Holdings	26,200	206
Glu Mobile* (A)	31,900	91

Description	Shares	Market Value ($ Thousands)

GT Advanced Technologies* (A)	29,700	$100
Guidewire Software*	55,088	1,647
Harmonic*	62,300	285
Heartland Payment Systems	2,500	74
Hittite Microwave* (A)	29,667	1,800
Imation	12,000	51
Imperva* (A)	16,060	494
Infoblox*	87,269	1,655
Inphi*	67,070	523
Insight Enterprises*	32,300	547
Integrated Device Technology* (A)	117,153	735
Interactive Intelligence Group* (A)	17,210	553
Intermec*	73,770	557
Internap Network Services*	199,337	1,190
International Rectifier* (A)	74,485	1,272
Intersil, Cl A	95,300	679
InvenSense, Cl A*	29,503	297
j2 Global (A)	17,615	533
Kemet*	22,200	98
Lender Processing Services	12,500	311
Lexmark International, Cl A (A)	27,200	662
Limelight Networks* (A)	105,000	204
LivePerson	72,606	958
Logitech International (A)	19,700	140
Loral Space & Communications	2,700	230
LTX-Credence	26,800	152
Manhattan Associates	10,700	613
Mantech International, Cl A (A)	10,700	267
MAXIMUS	13,262	835
Measurement Specialties	48,217	1,497
Mellanox Technologies (A)	5,523	402
MEMC Electronic Materials*	23,800	70
Mentor Graphics*	24,200	361
Micrel	4,900	47
Micros Systems*	16,483	716
MicroStrategy, Cl A*	6,724	595
Mindspeed Technologies* (A)	237,348	862
MKS Instruments	9,800	238
Monolithic Power Systems	20,537	435
Monotype Imaging Holdings	2,100	32
Move*	28,750	216
MTS Systems	1,500	73
Multi-Fineline Electronix*	8,850	151
Nanometrics	27,100	392
NETGEAR* (A)	19,700	687
Netscout Systems*	30,183	758
NetSuite* (A)	9,980	595
Newport*	17,500	223
NIC	10,700	161
OpenTable* (A)	20,030	899
Oplink Communications*	11,900	185
Opnet Technologies	18,521	769
OSI Systems	12,224	749
Palo Alto Networks (A)	5,930	323
Parametric Technology	125,368	2,538
Park Electrochemical	6,000	146
Photronics* (A)	61,700	318
Plantronics	16,900	568
Power-One* (A)	92,300	383
Progress Software*	46,200	929

8	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Pulse Electronics* (A)	23,000	$7
QLIK Technologies*	13,104	254
QLogic	91,200	864
Quantum* (A)	441,319	530
RealD* (A)	123,786	1,307
RealNetworks*	10,850	79
RealPage* (A)	106,373	2,105
RF Micro Devices*	184,537	797
Riverbed Technology*	16,940	303
Rogers* (A)	23,223	1,032
Rosetta Stone* (A)	13,200	169
Ruckus Wireless	17,700	234
Rudolph Technologies	36,280	401
Saba Software	111,200	870
Sanmina*	1,100	10
Seachange International*	31,900	295
Semtech	27,850	762
ServiceSource International* (A)	70,060	359
Silicon Laboratories*	13,545	566
SolarWinds	25,383	1,422
Sonus Networks*	326,868	546
Sourcefire (A)	27,931	1,375
Spansion, Cl A*	6,000	70
Splunk (A)	12,200	369
SPS Commerce	11,735	432
SS&C Technologies Holdings* (A)	80,727	1,904
STEC*	9,400	46
Stratasys* (A)	11,325	849
SYNNEX (A)	7,200	238
Synopsys	15,223	499
Take-Two Interactive Software*	80,750	999
Tangoe*	80,122	1,045
Tech Data*	30,500	1,347
TeleCommunication Systems, Cl A*	39,700	89
TeleNav*	11,500	93
TeleTech Holdings*	13,600	231
Tellabs	23,800	85
Teradyne (A)	45,920	718
Tessco Technologies	9,400	205
Tessera Technologies	4,000	65
TIBCO Software (A)	28,980	726
TNS*	24,099	352
Travelzoo	5,100	89
Trulia (A)	20,680	368
Tyler Technologies	21,496	1,009
Ultra Clean Holdings	54,190	261
Ultratech	37,200	1,221
Unisys (A)	18,600	322
United Online (A)	67,300	385
Veeco Instruments (A)	26,602	757
Vishay Intertechnology (A)	80,173	778
VistaPrint (A)	30,870	958
Volterra Semiconductor	24,700	434
WebMD Health, Cl A (A)	15,100	212
Websense (A)	43,200	603
WEX	12,880	927
Xyratex (A)	46,411	435
Yelp, Cl A (A)	22,290	421
Zebra Technologies, Cl A	20,874	813

		122,682

Description	Shares	Market Value ($ Thousands)

Materials — 4.1%
A. Schulman	19,800	$518
AK Steel Holding (A)	41,500	166
Allegheny Technologies	20,270	531
Boise (A)	104,300	855
Buckeye Technologies (A)	13,300	369
Century Aluminum*	27,100	211
Chemtura*	9,300	189
Coeur d’Alene Mines	7,600	177
Compass Minerals International	8,499	649
Cytec Industries	8,752	601
Ferro*	47,000	135
Glatfelter (A)	30,400	516
Globe Specialty Metals	19,800	274
Greif, Cl A	18,830	773
GSE Holding* (A)	151,600	1,063
H.B. Fuller	45,100	1,482
Haynes International	5,300	247
Headwaters*	92,000	699
Horsehead Holding (A)	60,200	560
Huntsman	30,203	497
Innophos Holdings	10,969	526
Innospec	24,300	773
Intrepid Potash	93,482	1,989
Kaiser Aluminum (A)	12,230	745
Koppers Holdings	2,000	71
Kraton Performance Polymers*	40,198	944
LSB Industries*	4,300	144
Materion	4,300	88
McEwen Mining (A)	30,500	113
Metals USA Holdings	15,300	239
Minerals Technologies	24,895	1,842
Myers Industries	8,500	126
Neenah Paper	17,200	483
NewMarket	800	212
Noranda Aluminum Holding	56,200	333
OM Group*	23,200	463
Owens-Illinois	36,732	736
Packaging Corp of America	13,290	484
PolyOne	120,375	2,424
Resolute Forest Products* (A)	5,700	67
Rock-Tenn, Cl A	3,800	247
RTI International Metals (A)	70,731	1,754
Schnitzer Steel Industries, Cl A (A)	34,800	981
Schweitzer-Mauduit International (A)	29,100	1,090
Sensient Technologies	61,465	2,225
Silgan Holdings	15,275	680
Stepan	3,000	300
TPC Group*	3,000	144
Tredegar	5,500	104
Wausau Paper	22,200	186
Worthington Industries (A)	11,600	273

		31,298

Telecommunication Services — 0.3%
Atlantic Telegraph-Network	12,400	457
Boingo Wireless (A)	85,300	605
IDT, Cl B	6,000	55
Neutral Tandem	58,000	156
Premiere Global Services* (A)	5,800	49

9	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

tw telecom, Cl A*	15,095	$388
USA Mobility	25,700	297
Vonage Holdings	93,300	227

		2,234

Utilities — 2.1%
ALLETE	15,595	612
American States Water	1,700	77
Avista	15,000	356
Cadiz*	62,055	531
California Water Service Group	9,400	169
CH Energy Group	900	59
Chesapeake Utilities	9,856	444
Cleco	46,494	1,873
Dynegy* (A)	9,468	175
El Paso Electric	8,900	284
Empire District Electric	26,000	520
Great Plains Energy	83,517	1,691
IDACORP	19,756	844
Laclede Group (A)	9,600	391
MGE Energy	4,100	207
NorthWestern	21,900	760
Otter Tail	2,200	53
Piedmont Natural Gas (A)	17,700	546
PNM Resources	34,665	732
Portland General Electric	106,514	2,879
Southwest Gas	15,056	631
UIL Holdings	14,300	513
UNS Energy	8,900	379
Westar Energy	12,661	363
WGL Holdings	22,524	880

		15,969

Total Common Stock (Cost $722,083) ($ Thousands)		733,328

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Index Fund (A)	23,342	1,916
iShares Russell 2000 Value Index Fund (A)	39,600	2,899

Total Exchange Traded Funds (Cost $4,626) ($ Thousands)		4,815

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/2014 (B)	$2,856	29

Total Convertible Bond (Cost $445) ($ Thousands)		29

	Number Of Warrants
WARRANTS — 0.0%
Dynegy, Expires 10/02/17 (A)*	2,629	3
Magnum Hunter Resource, Expires 08/29/14*	17,967	—

Total Warrants (Cost $32) ($ Thousands)		3

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number Of Rights
RIGHTS — 0.0%
Allos Therapeutics	81,300	$—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 25.8%
SEI Liquidity Fund, L.P. 0.180%†** (C)	199,684,501	199,684

Total Affiliated Partnership (Cost $199,684) ($ Thousands)		199,684

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	25,636,773	25,637

Total Cash Equivalent (Cost $25,637) ($ Thousands)		25,637

U.S. TREASURY OBLIGATION (F) (G) — 0.3%
U.S. Treasury Bills
0.085%, 01/31/2013 (D)	$1,858	1,858

Total U.S. Treasury Obligation (Cost $1,858) ($ Thousands)		1,858

Total Investments — 124.6% (Cost $954,365) ($ Thousands)		$965,354

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	309	Dec-2012	$(325)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $774,806 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $193,370 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $199,684 ($ Thousands).

(D)	Securities considered illiquid. The total value of such securities as of November 30, 2012 was $3 ($ Thousands) and represented 0.00% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $3 ($ Thousands) and represented 0.00% of Net Assets.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

10	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2012

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	733,223	105	—	733,328
Exchange Traded Funds	4,815	—	—	4,815
Warrants	3	—	—	3
Convertible Bond	—	—	29	29
Affiliated Partnership	—	199,684	—	199,684
Cash Equivalent	25,637	—	—	25,637
U.S. Treasury Obligation	—	1,858	—	1,858

Total Investments in Securities	$763,678	$201,647	$29	$965,354

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(325)	$—	$—	$(325)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements

11	SEI Institutional Investments Trust /Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.4%

Consumer Discretionary — 15.1%
Aaron’s	12,190	$350
Abercrombie & Fitch, Cl A (A)	5,542	254
American Greetings, Cl A (A)	3,200	55
American Public Education* (A)	800	28
Ameristar Casinos	3,800	76
ANN*	21,450	720
Arctic Cat*	2,300	87
Asbury Automotive Group*	13,490	407
bebe stores inc	10,400	39
Belo, Cl A (A)	39,795	287
Biglari Holdings*	580	211
BJ’s Restaurants* (A)	17,504	600
Bob Evans Farms (A)	3,400	128
Boyd Gaming* (A)	2,400	13
Brown Shoe	16,400	312
Brunswick	23,045	594
Cabela’s* (A)	9,590	458
Callaway Golf (A)	34,429	232
Capella Education*	9,196	254
Career Education*	62,700	187
Cato, Cl A	10,300	299
CEC Entertainment	500	16
Cheesecake Factory (A)	12,740	436
Children’s Place Retail Stores*	4,600	224
Coinstar* (A)	6,292	296
Columbia Sportswear (A)	4,287	248
Conn’s* (A)	6,760	191
Cooper Tire & Rubber	25,737	643
Core-Mark Holding	5,100	233
Corinthian Colleges* (A)	102,500	228
Cracker Barrel Old Country Store	500	31
Dana Holdings	2,100	30
Destination Maternity	10,900	242
Dick’s Sporting Goods	9,015	473
Ethan Allen Interiors (A)	11,299	328
Express*	30,756	459
Fifth & Pacific* (A)	9,100	110
Five Below* (A)	5,528	205
Francesca’s Holdings* (A)	31,598	823
Fred’s, Cl A	13,800	184
GameStop, Cl A (A)	22,533	592
Grand Canyon Education*	25,381	601
Helen of Troy*	6,500	201
hhgregg* (A)	31,500	233
Hibbett Sports*	10,650	572
Hillenbrand	3,500	74
Hot Topic (A)	29,800	297
International Speedway, Cl A	4,800	129
iRobot*	2,000	38
Jack in the Box*	20,917	576
JAKKS Pacific (A)	15,515	194
Jones Group (A)	21,500	253
KB Home (A)	7,700	111
Krispy Kreme Doughnuts*	14,300	130
La-Z-Boy, Cl Z	9,400	140
LeapFrog Enterprises, Cl A* (A)	14,400	131

Description	Shares	Market Value ($ Thousands)

Life Time Fitness* (A)	11,940	$562
LKQ*	20,910	458
Lumber Liquidators Holdings* (A)	10,350	556
M/I Homes*	6,400	141
Marriott Vacations Worldwide*	11,330	451
Matthews International, Cl A	11,876	359
MDC Holdings	4,000	141
Men’s Wearhouse	8,393	272
Modine Manufacturing*	19,500	144
Monro Muffler (A)	10,608	340
Movado Group	8,400	291
Multimedia Games Holding*	3,300	49
NACCO Industries, Cl A	600	32
National CineMedia	26,750	383
New York Times, Cl A*	6,800	55
Nutrisystem (A)	10,300	82
Office Depot* (A)	37,500	126
OfficeMax	21,200	212
Orient-Express Hotels, Cl A*	41,520	512
Oxford Industries	7,440	407
Pandora Media* (A)	33,970	296
Panera Bread, Cl A*	3,285	527
Papa John’s International*	2,400	127
Perry Ellis International*	3,900	85
PetMed Express	28,100	324
Pier 1 Imports (A)	50,182	963
Pool	500	21
Red Robin Gourmet Burgers*	17,070	559
Regis (A)	25,196	415
Rent-A-Center, Cl A	2,600	90
Ryland Group (A)	12,680	424
Scholastic	10,500	295
School Specialty* (A)	5,843	8
Scientific Games, Cl A*	54,940	458
Select Comfort*	32,960	883
SHFL Entertainment*	15,797	217
Shutterfly* (A)	18,408	496
Skechers U.S.A., Cl A*	1,800	35
Skullcandy* (A)	37,583	324
Smith & Wesson Holding*	14,600	155
Sonic*	23,400	237
Sotheby’s (A)	900	26
Stage Stores	1,300	34
Standard Motor Products	8,400	164
Standard Pacific* (A)	41,132	276
Steiner Leisure*	2,500	115
Steven Madden*	11,550	514
Stewart Enterprises, Cl A	22,700	173
Strayer Education	200	10
Ulta Salon Cosmetics & Fragrance	5,240	525
Vail Resorts	17,066	961
Vitamin Shoppe*	18,279	1,083
Warnaco Group*	3,400	244
Wet Seal, Cl A*	110,500	325
Winnebago Industries*	2,400	34
WMS Industries*	19,001	321
Wolverine World Wide	300	13

1	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Zumiez* (A)	18,424	$381

		32,974

Consumer Staples — 3.8%
Andersons	9,400	397
Casey’s General Stores (A)	6,760	334
Central Garden and Pet, Cl A*	13,839	162
Central Garden and Pet*	9,992	112
Chefs’ Warehouse*	19,530	309
Chiquita Brands International*	26,500	189
Darling International*	5,800	98
Dole Food* (A)	17,501	201
Elizabeth Arden*	10,370	481
Fresh Del Monte Produce	20,400	529
Fresh Market*	4,646	241
Harris Teeter Supermarkets (A)	3,900	148
Ingredion	10,997	714
J&J Snack Foods	900	57
Lancaster Colony	5,400	409
Medifast*	4,200	133
Pantry*	21,867	281
Pilgrim’s Pride* (A)	39,100	279
Post Holdings*	9,000	310
Prestige Brands Holdings*	23,024	497
Rite Aid*	150,800	152
Sanderson Farms	6,183	297
Smart Balance*	17,834	222
Snyders-Lance (A)	14,690	354
Spectrum Brands Holdings*	11,980	573
SUPERVALU (A)	9,200	22
TreeHouse Foods*	4,482	235
United Natural Foods*	4,061	210
USANA Health Sciences* (A)	4,500	186
WD-40	3,300	156
Weis Markets	1,800	70

		8,358

Energy — 4.3%
Atwood Oceanics*	6,320	291
Basic Energy Services*	2,300	25
Berry Petroleum, Cl A (A)	13,160	409
Bristow Group	800	42
Cloud Peak Energy*	5,600	106
Contango Oil & Gas*	200	8
Delek US Holdings	1,200	32
Dril-Quip*	1,710	120
Energy XXI Bermuda (A)	11,262	357
EPL Oil & Gas*	7,000	147
Forest Oil*	3,300	21
Forum Energy Technologies* (A)	22,599	570
Goodrich Petroleum* (A)	15,667	141
Gulfmark Offshore, Cl A*	11,080	347
Halcon Resources*	57,658	356
Harvest Natural Resources*	4,300	38
Helix Energy Solutions Group*	11,200	196
Key Energy Services*	103,004	689
KiOR, Cl A* (A)	25,012	161
Knightsbridge Tankers (A)	8,900	52
Laredo Petroleum Holdings* (A)	18,083	344
Matador Resources*	26,890	239

Description	Shares	Market Value ($ Thousands)

McDermott International*	25,418	$268
Mitcham Industries*	1,800	26
Oasis Petroleum* (A)	30,554	923
Oceaneering International	8,450	445
Oil States International*	5,610	397
Overseas Shipholding Group (A)	6,800	8
Parker Drilling*	44,700	187
Penn Virginia	35,700	158
Pioneer Energy Services*	52,428	379
Quicksilver Resources* (A)	13,200	42
Rosetta Resources* (A)	16,748	753
SemGroup, Cl A*	1,000	38
Ship Finance International (A)	3,300	53
SM Energy	700	35
Stone Energy*	2,700	56
Swift Energy*	21,751	337
Tesco*	13,600	147
Vaalco Energy*	18,400	156
W&T Offshore	4,800	80
Western Refining (A)	3,300	96
Willbros Group*	27,400	138

		9,413

Financials — 18.4%
Affiliated Managers Group*	3,590	463
Alterra Capital Holdings	16,529	387
Amtrust Financial Services	14,296	412
Argo Group International Holdings	9,200	305
Ashford Hospitality Trust‡	11,700	106
Associated Estates Realty‡	29,920	453
Astoria Financial	14,600	136
Bancorpsouth	12,681	168
Bank of the Ozarks	10,870	345
Banner	14,955	449
BBCN Bancorp	14,950	170
BlackRock Kelso Capital (A)	33,500	338
Boston Private Financial Holdings (A)	19,274	178
Brookline Bancorp	11,500	97
Campus Crest Communities‡	20,100	230
Capital Bank Financial, Cl A*	10,180	176
Cardinal Financial	21,026	315
Cathay General Bancorp	1,400	25
CBL & Associates Properties‡	16,188	364
Chesapeake Lodging Trust‡	6,200	117
Citizens Republic Bancorp*	1,800	34
City Holding	7,300	245
CNO Financial Group	5,300	48
Columbia Banking System	16,900	292
Community Bank System (A)	6,900	185
Coresite Realty‡	900	23
Cousins Properties‡	4,600	38
Credit Acceptance*	159	15
CubeSmart‡	5,900	81
CVB Financial	3,000	30
DFC Global*	16,900	295
Eagle Bancorp*	10,601	206
EastGroup Properties‡	15,178	793

2	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Education Realty Trust‡	36,018	$371
Employers Holdings (A)	36,130	690
Endurance Specialty Holdings	7,517	302
EPR Properties‡ (A)	11,870	538
Equity One‡	20,141	416
EverBank Financial	11,140	165
Evercore Partners, Cl A	14,070	386
Federated Investors, Cl B (A)	13,757	273
FelCor Lodging Trust‡*	6,000	25
First American Financial	10,400	247
First Commonwealth Financial	46,900	301
First Financial Bankshares (A)	2,600	101
First Horizon National	46,632	441
First Industrial Realty Trust‡*	6,300	83
First Midwest Bancorp	44,727	559
First Potomac Realty Trust‡	4,500	53
FirstMerit (A)	53,619	755
FNB (Pennsylvania)	32,140	347
Franklin Street Properties‡	2,300	27
Fulton Financial (A)	36,560	356
Getty Realty‡ (A)	4,400	74
Glimcher Realty Trust‡	40,840	438
Government Properties Income Trust‡ (A)	13,300	307
Hancock Holding	16,479	518
Hanover Insurance Group	7,435	272
Healthcare Realty Trust‡	5,100	122
Hercules Technology Growth Capital	3,900	42
Highwoods Properties‡	15,570	502
Home Bancshares	6,700	222
Horace Mann Educators	42,723	817
Hudson Pacific Properties‡	1,400	27
Iberiabank	16,587	809
Infinity Property & Casualty	13,079	716
Inland Real Estate‡	49,200	392
International Bancshares	13,800	250
Investment Technology Group*	36,200	324
Jones Lang LaSalle	7,358	603
KBW	1,600	28
Lexington Realty Trust‡	113,059	1,084
LTC Properties‡	4,700	154
MarketAxess Holdings	4,100	126
Medical Properties Trust‡	44,530	520
MFA Mortgage Investments‡	60,478	509
MGIC Investment* (A)	60,000	105
Mid-America Apartment Communities‡	10,098	629
Montpelier Re Holdings	16,300	357
National Health Investors‡	900	50
National Penn Bancshares	57,843	548
NBT Bancorp (A)	14,700	291
Nelnet, Cl A	12,600	360
Netspend Holdings*	85,409	995
Northwest Bancshares	16,300	194
Old National Bancorp	26,430	310
Oritani Financial	14,800	216
PacWest Bancorp	27,012	673
Park National	200	13

Description	Shares	Market Value ($ Thousands)

Pinnacle Financial Partners*	6,500	$124
Piper Jaffray*	6,900	196
Platinum Underwriters Holdings	24,563	1,093
Popular*	18,290	362
Potlatch‡	6,600	257
Primerica*	4,300	123
ProAssurance	5,480	497
Prospect Capital	6,100	64
Prosperity Bancshares	14,720	605
Provident Financial Services	18,600	269
PS Business Parks‡	2,400	155
Ramco-Gershenson Properties‡	29,200	391
Reinsurance Group of America, Cl A	7,534	386
Retail Opportunity Investments‡ (A)	5,500	70
RLI	400	26
RLJ Lodging Trust‡	8,000	149
Sabra Health Care‡ (A)	7,500	163
Selective Insurance Group	3,900	73
Signature Bank NY*	8,522	598
Solar Capital	8,800	201
Sovran Self Storage‡	200	12
Stifel Financial* (A)	12,450	379
Strategic Hotels & Resorts‡*	3,000	19
Sunstone Hotel Investors‡*	12,100	125
Susquehanna Bancshares	89,572	921
Symetra Financial	16,700	204
Synovus Financial (A)	64,165	152
Tanger Factory Outlet Centers‡	10,582	348
TCF Financial	59,479	707
TICC Capital	25,200	252
Tower Group	2,200	37
Trustmark	1,800	40
Two Harbors Investment‡	12,200	138
UMB Financial	3,000	127
Umpqua Holdings	22,800	266
ViewPoint Financial Group	12,600	258
Waddell & Reed Financial, Cl A	11,050	359
Washington Federal	25,060	403
Washington Real Estate Investment Trust‡	5,200	135
Webster Financial	36,200	754
Westamerica Bancorporation (A)	5,300	226
Wilshire Bancorp*	18,100	105
World Acceptance* (A)	1,500	109
Zillow, Cl A* (A)	7,962	219
Zions Bancorporation (A)	23,378	469

		40,118

Health Care — 10.9%
Acadia Healthcare*	19,457	447
Accuray*	15,600	98
Achillion Pharmaceuticals* (A)	15,800	123
Acorda Therapeutics*	300	8
Akorn* (A)	53,286	719
Align Technology*	4,740	130
Amarin ADR* (A)	25,922	322
Amedisys*	17,300	181

3	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

AMERIGROUP*	4,790	$440
Amsurg, Cl A*	14,153	397
Analogic	9,360	690
Ariad Pharmaceuticals*	21,014	470
Arqule*	31,600	84
ArthroCare*	2,000	67
Assisted Living Concepts, Cl A	4,800	42
athenahealth*	4,212	268
Auxilium Pharmaceuticals*	3,800	73
Catamaran*	6,470	315
Centene*	6,909	303
Cepheid*	4,170	135
Chemed (A)	5,800	395
Computer Programs & Systems	2,200	110
CONMED	7,700	213
Cubist Pharmaceuticals*	7,914	321
Cyberonics*	8,138	421
Dendreon* (A)	5,900	26
DexCom* (A)	27,820	364
Emergent Biosolutions*	16,700	251
Endocyte*	6,300	59
Ensign Group	2,700	70
Gentiva Health Services*	25,800	266
HealthSouth*	40,449	889
HeartWare International*	4,840	398
Hi-Tech Pharmacal*	500	15
HMS Holdings*	38,324	888
ICON ADR*	3,307	91
ICU Medical*	10,256	604
Impax Laboratories*	8,870	180
Infinity Pharmaceuticals*	467	12
Invacare	12,400	175
IPC The Hospitalist* (A)	7,312	276
Jazz Pharmaceuticals*	6,450	347
Keryx Biopharmaceuticals* (A)	61,957	195
LHC Group*	8,100	157
Magellan Health Services*	300	16
MAP Pharmaceuticals* (A)	31,124	496
Masimo	33,990	704
MedAssets*	1,800	29
Medicines*	3,300	71
Medicis Pharmaceutical, Cl A	2,800	121
MEDNAX* (A)	10,289	813
Molina Healthcare*	2,000	56
Momenta Pharmaceuticals*	10,100	108
Neurocrine Biosciences*	10,200	76
NewLink Genetics* (A)	13,858	167
NuVasive*	2,800	41
Onyx Pharmaceuticals* (A)	4,780	361
Optimer Pharmaceuticals*	12,810	131
Orthofix International*	5,100	190
Owens & Minor (A)	4,500	123
PAREXEL International*	31,254	1,009
PDL BioPharma (A)	81,000	640
PerkinElmer	14,687	465
Pharmacyclics*	1,650	87
PharMerica*	10,000	144
Pozen*	14,500	80
PSS World Medical* (A)	1,600	45

Description	Shares	Market Value ($ Thousands)

Puma Biotechnology*	2,219	$46
Quality Systems	1,400	25
Questcor Pharmaceuticals (A)	3,600	93
Sangamo Biosciences* (A)	27,586	158
Sarepta Therapeutics* (A)	2,560	75
Sciclone Pharmaceuticals*	28,900	127
Select Medical Holdings*	15,700	173
Sirona Dental Systems*	6,660	417
Spectranetics*	28,600	412
Spectrum Pharmaceuticals* (A)	20,280	240
STERIS	6,003	205
Synageva BioPharma*	3,030	148
Team Health Holdings*	36,697	1,027
Teleflex	12,906	893
TESARO* (A)	8,470	157
Trius Therapeutics*	46,721	224
Universal American	8,400	70
ViroPharma*	1,900	47
Vocera Communications*	9,863	242
Volcano*	21,079	575
WellCare Health Plans*	6,930	334

		23,696

Industrials — 16.2%
ABM Industries	1,200	23
Acacia Research*	6,277	140
Actuant, Cl A	46,282	1,332
Acuity Brands	10,614	702
Advisory Board*	16,484	746
Air Lease, Cl A*	15,790	351
Aircastle	20,800	237
Alaska Air Group*	8,500	363
Albany International, Cl A (A)	8,200	176
American Science & Engineering	2,100	134
Ametek	2,955	110
AO Smith	9,820	618
Apogee Enterprises	15,100	346
Applied Industrial Technologies	500	20
Arkansas Best	15,400	128
Barnes Group	5,600	118
BE Aerospace*	10,296	488
Beacon Roofing Supply*	24,476	755
Belden	23,371	881
Brady, Cl A	13,229	423
Briggs & Stratton	1,300	26
Brink’s	1,700	47
Carlisle	6,750	383
Cascade	500	33
Chart Industries*	17,645	1,067
CIRCOR International	4,680	169
CLARCOR	8,418	390
Consolidated Graphics*	6,800	231
Corporate Executive Board	5,466	234
Curtiss-Wright	1,400	44
DigitalGlobe*	19,136	477
Dycom Industries*	39,520	710
EMCOR Group	7,300	240
Encore Capital Group*	1,500	40
EnerSys*	4,000	139

4	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

EnPro Industries* (A)	6,757	$265
Esterline Technologies*	6,150	376
Exponent*	1,800	96
Franklin Electric	3,670	219
FreightCar America	3,700	78
G&K Services, Cl A	22,878	776
General Cable*	10,534	302
Genesee & Wyoming, Cl A* (A)	15,988	1,166
GeoEye*	2,800	86
Granite Construction	5,800	177
H&E Equipment Services	18,230	283
Hawaiian Holdings*	1,800	11
Hexcel*	55,216	1,427
HNI (A)	3,200	95
Hyster-Yale Materials Handling	1,200	50
IDEX	18,498	832
Insperity	2,600	79
Interface, Cl A	46,101	677
John Bean Technologies	4,000	65
Kadant*	7,613	185
KAR Auction Services	12,053	214
Kaydon	9,470	218
Kelly Services, Cl A	4,000	55
KEYW Holding*	29,844	384
Kforce*	11,800	152
Kirby*	8,700	504
Korn/Ferry International*	900	13
Layne Christensen*	7,400	170
Lennox International	5,795	305
Lincoln Electric Holdings	8,190	389
Lindsay Manufacturing	3,237	256
MasTec* (A)	21,810	498
Meritor*	13,600	58
Middleby*	4,155	529
Mine Safety Appliances	3,900	151
Mueller Industries	700	33
Mueller Water Products, Cl A	40,400	225
MYR Group*	10,100	217
National Presto Industries (A)	2,000	154
Navigant Consulting*	2,800	29
Old Dominion Freight Line*	24,110	806
Orbital Sciences*	26,440	346
Orion Marine Group*	25,994	185
Quad, Cl A (A)	2,100	34
Quanex Building Products (A)	6,100	128
RBC Bearings*	8,620	402
Resources Connection	21,300	247
Saia*	7,800	169
Simpson Manufacturing (A)	6,980	228
SkyWest	18,700	217
Spirit Airlines*	8,200	138
Standex International	3,000	148
Steelcase, Cl A (A)	43,745	509
Swift Transporation, Cl A*	33,500	283
Sykes Enterprises*	7,300	107
Taser International*	33,800	279
Teledyne Technologies*	12,989	818
Terex*	24,029	581

Description	Shares	Market Value ($ Thousands)

Tetra Tech*	22,911	$590
Thermon Group Holdings* (A)	11,730	290
Titan International	1,500	31
Towers Watson, Cl A	7,872	416
Trex*	1,900	77
Trimas*	11,801	306
Triumph Group	7,860	516
TrueBlue*	32,070	457
United Rentals* (A)	11,740	488
US Airways Group* (A)	500	6
US Ecology	22,178	485
USG* (A)	12,558	337
Valmont Industries	3,540	494
WageWorks*	10,062	186
Watts Water Technologies, Cl A	11,526	471
Werner Enterprises	1,600	35
WESCO International*	6,736	435

		35,365

Information Technology — 14.0%
ACI Worldwide*	12,180	525
Actuate*	24,300	130
Acxiom*	5,900	104
Advanced Energy Industries*	13,300	170
Ancestry.com*	1,100	35
Anixter International	600	37
Applied Micro Circuits*	9,000	61
Arris Group*	30,760	430
Aspen Technology*	30,030	780
ATMI*	2,400	48
Bazaarvoice* (A)	23,714	232
Benchmark Electronics*	8,300	129
Black Box	6,200	153
Blucora*	4,200	62
BroadSoft* (A)	12,370	391
Cabot Microelectronics	300	10
CACI International, Cl A* (A)	5,315	272
Cadence Design Systems*	45,730	582
Calix* (A)	21,800	161
Cardtronics*	14,710	337
Cavium* (A)	13,452	474
Ciena* (A)	22,891	341
Cirrus Logic*	4,480	140
Coherent*	6,610	306
Comtech Telecommunications	6,258	160
Convergys	20,563	321
CoStar Group* (A)	7,380	641
CSG Systems International*	11,900	221
DealerTrack Holdings*	19,200	516
Demand Media* (A)	4,500	40
Demandware* (A)	12,330	338
Dice Holdings* (A)	15,200	131
Diebold	14,690	439
Digital River*	8,146	119
EarthLink	23,500	155
Emulex*	70,721	520
Entegris*	24,660	221
ExactTarget*	10,570	218
ExlService Holdings*	20,783	558

5	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Fairchild Semiconductor International, Cl A*	27,430	$366
FEI	16,384	902
FleetMatics Group*	3,624	79
FormFactor*	27,100	120
Fortinet*	14,100	282
Global Cash Access Holdings*	4,900	39
Glu Mobile* (A)	16,300	47
Guidewire Software*	21,939	656
Harmonic*	39,500	181
Heartland Payment Systems (A)	14,560	431
Hittite Microwave*	7,051	428
Infoblox*	17,846	338
Insight Enterprises*	16,000	271
Interactive Intelligence Group*	7,488	241
Intermec*	32,790	248
Internap Network Services*	86,727	518
InvenSense, Cl A*	42,486	427
JDA Software Group*	800	36
Kemet*	19,600	87
Kenexa*	300	14
Limelight Networks*	58,500	113
Liquidity Services* (A)	9,170	377
LogMeIn*	3,300	71
Loral Space & Communications	2,400	204
Manhattan Associates*	9,310	533
Mantech International, Cl A	1,000	25
MAXIMUS	4,244	267
Mellanox Technologies* (A)	2,650	193
Mentor Graphics*	6,300	94
Micros Systems*	7,900	343
Mindspeed Technologies*	103,181	375
MKS Instruments	4,300	104
Move*	14,800	111
NETGEAR*	9,450	329
Netscout Systems*	13,034	327
NIC	500	7
Opnet Technologies	9,226	383
OSI Systems*	11,994	735
Parametric Technology*	49,147	995
Photronics*	12,800	66
Plantronics	1,800	61
Plexus*	1,700	39
Power-One*	16,100	67
Progress Software*	2,400	48
QLIK Technologies*	5,694	110
QLogic*	12,600	119
Quantum* (A)	155,296	186
RealNetworks*	1,600	12
RF Micro Devices*	88,716	383
Riverbed Technology*	8,120	145
Rogers* (A)	10,096	449
Sanmina*	6,600	62
Sapient*	5,200	55
Semtech*	27,140	742
SolarWinds*	7,444	417
Sonus Networks*	114,843	192
Sourcefire* (A)	12,143	598
Spansion, Cl A*	7,100	83

Description	Shares	Market Value ($ Thousands)

SPS Commerce*	5,102	$188
STEC*	15,800	78
Synaptics* (A)	6,100	163
SYNNEX*	800	26
Synopsys*	7,309	240
Take-Two Interactive Software*	30,960	383
Tangoe*	60,002	782
TeleTech Holdings*	2,600	44
Tellabs	10,900	39
Teradyne* (A)	22,010	344
Tessera Technologies	700	11
TIBCO Software*	2,120	53
TiVo*	600	7
TNS*	11,555	169
Travelzoo*	7,000	123
Tyler Technologies*	200	9
Unisys*	4,500	78
United Online	43,200	247
Veeco Instruments* (A)	12,750	363
Vishay Intertechnology* (A)	38,186	370
WebMD Health, Cl A* (A)	12,800	180
WEX*	5,600	403
Xyratex (A)	16,403	154
Zebra Technologies, Cl A*	10,008	390

		30,483

Materials — 4.4%
A. Schulman	13,700	359
AK Steel Holding (A)	51,900	208
Allegheny Technologies	9,732	255
Buckeye Technologies	1,600	44
Century Aluminum*	11,600	90
Chemtura*	6,600	134
Coeur d’Alene Mines*	8,170	190
Commercial Metals	24,350	330
Compass Minerals International	4,081	312
Cytec Industries	4,202	288
Eagle Materials	7,560	402
Ferro*	7,400	21
Georgia Gulf (A)	2,300	106
Glatfelter (A)	8,200	139
Greif, Cl A	9,040	371
H.B. Fuller	11,100	365
Haynes International	400	19
Headwaters*	37,500	285
Horsehead Holding*	20,700	193
Huntsman	14,481	238
Innophos Holdings	5,259	252
Innospec	2,700	86
Intrepid Potash*	11,027	235
Kaiser Aluminum (A)	5,330	325
Koppers Holdings	3,700	131
Kraton Performance Polymers*	18,396	432
LSB Industries*	900	30
Metals USA Holdings	11,300	177
Minerals Technologies	7,070	523
Myers Industries	5,200	77
Noranda Aluminum Holding	33,200	197
Owens-Illinois*	17,637	353

6	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Packaging Corp of America	6,372	$232
PolyOne	26,770	539
Resolute Forest Products* (A)	23,600	276
RTI International Metals* (A)	17,073	423
Schnitzer Steel Industries, Cl A	9,000	254
Sensient Technologies	13,285	481
TPC Group*	4,400	211
Wausau Paper	11,600	97

		9,680

Telecommunication Services — 0.1%
Consolidated Communications Holdings	3,000	45
Neutral Tandem	800	2
NTELOS Holdings	5,700	74

		121

Utilities — 2.2%
ALLETE	9,950	390
American States Water	1,700	77
Avista	100	2
California Water Service Group	12,500	225
Cleco	14,205	572
El Paso Electric	1,500	48
Great Plains Energy	40,050	811
IDACORP	9,486	405
Laclede Group	3,200	130
MGE Energy	2,200	111
New Jersey Resources	1,200	49
Northwest Natural Gas (A)	1,000	44
Otter Tail	4,800	116
PNM Resources	9,600	203
Portland General Electric	29,427	796
UNS Energy	14,360	612
Westar Energy	6,079	175

		4,766

Total Common Stock (Cost $188,091) ($ Thousands)		194,974

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Index Fund (A)	10,479	860

Total Exchange Traded Fund (Cost $834) ($ Thousands)		860

AFFILIATED PARTNERSHIP — 16.3%
SEI Liquidity Fund, L.P. 0.180%†** (B)	35,519,550	35,520

Total Affiliated Partnership (Cost $35,520) ($ Thousands)		35,520

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	11,881,460	11,881

Total Cash Equivalent (Cost $11,881) ($ Thousands)		11,881

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.110%, 02/07/2013 (C)	$234	$234
0.087%, 01/31/2013	651	651

Total U.S. Treasury Obligations (Cost $885) ($ Thousands)		885

Total Investments — 112.0% (Cost $237,211) ($ Thousands)		$244,120

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	216	Dec-2012	$69

For the period ended November 30, 2012, the total amount of all future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $217,904 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $34,456 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $35,520 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	194,974	—	—	194,974
Exchange Traded Fund	860	—	—	860
Affiliated Partnership	—	35,520	—	35,520
Cash Equivalent	11,881	—	—	11,881
U.S. Treasury Obligations	—	885	—	885

Total Investments in Securities	$207,715	$36,405	$—	$244,120

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$69	$—	$—	$69

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

7	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2012

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 14.8%
Abercrombie & Fitch, Cl A (A)	117,741	$5,403
AFC Enterprises*	89,460	2,365
Allison Transmission Holdings (A)	103,687	2,156
American Eagle Outfitters	196,749	4,171
American Greetings, Cl A (A)	33,400	576
America’s Car-Mart*	6,900	255
ANN* (A)	36,555	1,226
Asbury Automotive Group*	68,332	2,063
Autoliv (A)	36,100	2,179
Belo, Cl A (A)	277,620	1,999
Big 5 Sporting Goods (A)	11,600	162
Big Lots*	50,600	1,425
BJ’s Restaurants* (A)	82,045	2,813
Bob Evans Farms	41,100	1,549
Bravo Brio Restaurant Group*	33,300	454
Brinker International	20,900	626
Brunswick	204,975	5,282
Buffalo Wild Wings* (A)	78,792	5,708
Burger King Worldwide (A)	211,020	3,617
Cabela’s* (A)	51,090	2,441
Callaway Golf (A)	153,336	1,033
Capella Education*	37,738	1,044
Carmike Cinemas*	22,800	345
Carter’s*	77,261	4,098
Casual Male Retail Group*	124,100	475
Cato, Cl A	46,500	1,351
CEC Entertainment	90,252	2,825
Cheesecake Factory (A)	70,740	2,419
Children’s Place Retail Stores* (A)	68,451	3,327
Coinstar* (A)	29,557	1,390
Columbia Sportswear (A)	19,111	1,106
Conn’s* (A)	36,060	1,020
Cooper Tire & Rubber	126,706	3,165
Core-Mark Holding	20,254	926
Cracker Barrel Old Country Store	6,800	418
Dana Holdings (A)	143,695	2,038
Deckers Outdoor* (A)	119,046	4,558
Dick’s Sporting Goods	123,880	6,505
Dillard’s, Cl A (A)	29,800	2,649
DR Horton (A)	381,338	7,421
DSW, Cl A	96,780	6,584
Ethan Allen Interiors (A)	50,376	1,461
Express*	132,749	1,982
Five Below* (A)	29,488	1,095
Francesca’s Holdings* (A)	237,548	6,183
GameStop, Cl A (A)	156,303	4,103
Gannett (A)	197,152	3,529
Grand Canyon Education* (A)	115,623	2,738
H&R Block (A)	51,400	927
Hanesbrands*	236,128	8,524
Harley-Davidson	47,136	2,214
Hasbro (A)	63,891	2,457
Hibbett Sports* (A)	134,865	7,248
HomeAway* (A)	117,300	2,402
HSN (A)	51,420	2,720
Ignite Restaurant Group*	24,900	316
Interpublic Group	136,102	1,473
Jack in the Box*	71,381	1,967
Jarden (A)	77,585	4,105

Description	Shares	Market Value ($ Thousands)

Jones Group (A)	107,400	$1,263
Krispy Kreme Doughnuts*	170,495	1,551
La-Z-Boy, Cl Z	102,630	1,531
LeapFrog Enterprises, Cl A* (A)	55,173	503
Lear	31,200	1,362
Libbey*	94,200	1,839
Life Time Fitness* (A)	89,430	4,209
Lincoln Educational Services	41,174	159
LKQ*	110,391	2,420
Lumber Liquidators Holdings* (A)	55,210	2,964
Matthews International, Cl A (A)	52,951	1,602
MDC Partners, Cl A	137,400	1,456
Men’s Wearhouse	79,708	2,586
Meredith (A)	44,625	1,391
Monro Muffler (A)	149,973	4,811
National CineMedia	471,558	6,743
Newell Rubbermaid	125,092	2,728
Orient-Express Hotels, Cl A*	178,517	2,201
Pandora Media* (A)	400,020	3,488
Panera Bread, Cl A*	17,500	2,809
Penn National Gaming*	88,658	4,506
Pep Boys-Manny Moe & Jack (A)	93,405	987
PetSmart	28,033	1,981
Pier 1 Imports (A)	307,307	5,897
Pinnacle Entertainment*	136,980	1,770
Polaris Industries	33,482	2,840
PulteGroup* (A)	91,980	1,546
RadioShack (A)	65,700	133
Red Robin Gourmet Burgers*	60,236	1,973
Regis (A)	126,285	2,080
Rent-A-Center, Cl A	24,700	859
Royal Caribbean Cruises	59,828	2,109
Ruby Tuesday* (A)	152,048	1,187
Rue21* (A)	64,479	1,851
Ryland Group (A)	122,462	4,096
Ryman Hospitality Properties‡ (A)	54,563	1,813
Sally Beauty Holdings*	71,057	1,801
Samsonite International	1,407,600	3,019
Scholastic (A)	45,700	1,282
School Specialty* (A)	26,044	34
Scientific Games, Cl A*	252,940	2,107
Scripps Networks Interactive, Cl A	31,622	1,867
Select Comfort*	167,318	4,481
Shutterfly* (A)	151,109	4,072
Shutterstock*	54,680	1,400
Sinclair Broadcast Group, Cl A (A)	93,100	1,027
Skullcandy* (A)	190,789	1,645
Stage Stores	71,200	1,842
Standard Pacific* (A)	506,989	3,397
Starwood Hotels & Resorts Worldwide	26,250	1,416
Steven Madden*	54,902	2,444
Tempur-Pedic International* (A)	78,812	2,100
Tenneco*	104,020	3,336
TRW Automotive Holdings*	49,200	2,491
Ulta Salon Cosmetics & Fragrance	27,920	2,800
Urban Outfitters*	73,650	2,777
Vail Resorts	50,792	2,861

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Vera Bradley* (A)	96,998	$2,688
Vitamin Shoppe*	156,252	9,260
Warnaco Group*	59,642	4,288
Wet Seal, Cl A*	56,400	166
Whirlpool	96,352	9,813
WMS Industries* (A)	260,672	4,405
Wolverine World Wide (A)	117,794	5,098
Wyndham Worldwide	106,481	5,227
Zumiez* (A)	88,006	1,820

		330,819

Consumer Staples — 3.0%
B&G Foods, Cl A	90,938	2,654
Casey’s General Stores (A)	101,230	5,001
Central Garden and Pet*	44,541	499
Central Garden and Pet, Cl A*	61,641	723
Chefs’ Warehouse* (A)	104,262	1,648
Chiquita Brands International* (A)	133,300	950
Church & Dwight (A)	32,845	1,779
Coca-Cola Enterprises	54,477	1,698
Constellation Brands, Cl A*	46,728	1,677
Dole Food* (A)	145,726	1,673
Elizabeth Arden*	89,314	4,145
Energizer Holdings	29,893	2,384
Fresh Del Monte Produce	57,800	1,500
Fresh Market*	21,816	1,131
Hain Celestial Group*	43,942	2,648
Ingredion	49,027	3,184
J&J Snack Foods	20,590	1,295
JM Smucker	22,855	2,022
Kroger	110,827	2,908
Molson Coors Brewing, Cl B	55,350	2,295
Omega Protein*	90,700	564
Pantry*	97,514	1,252
Prestige Brands Holdings*	80,806	1,745
Ralcorp Holdings*	30,553	2,724
Safeway (A)	108,400	1,855
Sanderson Farms (A)	22,641	1,086
Smart Balance*	83,655	1,040
Smithfield Foods*	152,950	3,421
Spartan Stores	79,358	1,194
Spectrum Brands Holdings*	29,840	1,427
SUPERVALU (A)	94,000	224
Sysco (A)	70,692	2,237
TreeHouse Foods* (A)	19,981	1,048
Tyson Foods, Cl A	133,955	2,568
United Natural Foods*	19,050	986
USANA Health Sciences* (A)	31,200	1,288
Weis Markets	17,700	692
WhiteWave Foods, Cl A*	8,119	123

		67,288

Energy — 5.8%
Alberta Oilsands*	1,600,500	105
Alpha Natural Resources* (A)	28,200	211
Approach Resources*	2,700	63
Atwood Oceanics* (A)	35,980	1,655
Berry Petroleum, Cl A (A)	60,063	1,869
Bonanza Creek Energy* (A)	28,910	685
Bristow Group (A)	21,470	1,119
Cabot Oil & Gas	59,500	2,802
Cloud Peak Energy*	40,920	776
Core Laboratories (A)	28,564	2,947
CVR Energy*	28,700	1,313
Diamondback Energy*	37,300	671

Description	Shares	Market Value ($ Thousands)

Dresser-Rand Group*	143,062	$7,555
Dril-Quip* (A)	111,088	7,817
Energen (A)	48,027	2,139
Energy XXI Bermuda (A)	48,607	1,540
EPL Oil & Gas*	30,400	638
EQT	27,181	1,632
Forum Energy Technologies* (A)	160,633	4,054
Goodrich Petroleum* (A)	69,784	629
Gulfmark Offshore, Cl A*	30,231	947
Gulfport Energy*	177,197	6,741
Heckmann* (A)	52,700	206
Helix Energy Solutions Group*	130,582	2,287
Key Energy Services*	451,536	3,021
Kinder Morgan Escrow*	58,118	—
KiOR, Cl A* (A)	117,456	758
Kodiak Oil & Gas, Cl rad Korean* (A)	275,331	2,362
Laredo Petroleum Holdings* (A)	96,407	1,834
Magnum Hunter Resources* (A)	146,996	592
Matador Resources*	143,190	1,273
McDermott International*	310,037	3,265
Murphy Oil	20,639	1,171
Nabors Industries*	162,597	2,390
Newfield Exploration*	91,068	2,217
Newpark Resources* (A)	55,700	434
Oasis Petroleum*	151,493	4,578
Oceaneering International	45,000	2,371
Oil States International*	29,880	2,113
Oilsands Quest* (C) (D)	1,896,554	9
Parker Drilling*	301,100	1,262
Patterson-UTI Energy (A)	175,650	3,120
PDC Energy* (A)	97,679	3,505
Pioneer Energy Services*	245,942	1,778
Pioneer Natural Resources (A)	25,079	2,683
Range Resources	29,749	1,905
Rex Energy* (A)	117,790	1,549
Rosetta Resources* (A)	93,808	4,216
Scorpio Tankers* (A)	170,300	1,090
SemGroup, Cl A*	68,770	2,591
SM Energy	3,620	180
StealthGas*	46,400	350
Superior Energy Services*	140,239	2,848
Swift Energy* (A)	149,982	2,322
Targa Resources (A)	53,903	2,700
Tesoro	80,900	3,420
Tetra Technologies*	176,510	1,236
Trican Well Service	199,290	2,464
Ultra Petroleum* (A)	64,644	1,296
USEC* (A)	61,099	30
W&T Offshore (A)	84,200	1,395
Western Refining (A)	113,200	3,288
Whiting Petroleum*	42,770	1,794
World Fuel Services (A)	67,785	2,640

		128,451

Financials — 20.4%
1st Source	800	17
Acadia Realty Trust‡	47,835	1,187
Affiliated Managers Group* (A)	19,110	2,463
Allied World Assurance Holdings	19,500	1,583
Allstate	76,611	3,101

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Alterra Capital Holdings (A)	168,090	$3,933
American Assets Trust‡	31,085	846
American Campus Communities‡ (A)	144,022	6,308
American Capital Mortgage Investment‡	7,100	181
American Equity Investment Life Holding (A)	64,000	738
American Financial Group	173,920	6,896
Ameriprise Financial	80,171	4,864
Apartment Investment & Management, Cl A ‡	115,808	2,903
Arch Capital Group* (A)	117,528	5,301
Ares Capital (A)	43,000	763
Arthur J Gallagher	61,254	2,237
Aspen Insurance Holdings	42,000	1,315
Associated Banc	349,600	4,492
AvalonBay Communities‡ (A)	24,963	3,290
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	1,830
Bancorpsouth (A)	258,660	3,422
Bank of the Ozarks (A)	45,735	1,453
BankUnited	51,197	1,203
Banner	54,677	1,643
Berkshire Hills Bancorp	56,955	1,313
BioMed Realty Trust, Cl Use trader currency ‡ (A)	151,724	2,924
Boston Private Financial Holdings (A)	126,553	1,168
Boston Properties‡ (A)	27,000	2,771
Brandywine Realty Trust‡	142,700	1,702
BRE Properties‡	41,927	2,040
Brown & Brown	141,782	3,805
Campus Crest Communities‡	86,500	990
CapLease‡	210,800	987
Cardinal Financial	93,634	1,404
CBL & Associates Properties‡ (A)	205,761	4,632
Central Pacific Financial*	44,200	653
Chimera Investment‡	245,200	672
CNA Financial	54,600	1,541
CNO Financial Group (A)	608,553	5,538
CoBiz Financial	137,705	967
Colonial Properties Trust‡ (A)	81,550	1,664
Comerica	65,933	1,951
Commerce Bancshares	1	—
CommonWealth‡	67,750	1,025
Community Trust Bancorp	15,687	514
Coresite Realty‡	27,680	709
Credit Acceptance*	11,236	1,032
CubeSmart‡	258,679	3,570
CYS Investments‡	33,600	430
DDR‡ (A)	185,866	2,846
DFC Global* (A)	79,362	1,385
DiamondRock Hospitality‡	351,819	3,075
Digital Realty Trust‡ (A)	45,806	2,956
Dime Community Bancshares	50,900	710
Douglas Emmett‡	45,900	1,042
Eagle Bancorp* (A)	123,077	2,398
East West Bancorp	265,100	5,607
EastGroup Properties‡	44,354	2,319
Eaton Vance (A)	70,915	2,261
Education Realty Trust‡	239,912	2,473
Employers Holdings	144,874	2,766

Description	Shares	Market Value ($ Thousands)

Endurance Specialty Holdings (A)	66,393	$2,669
Epoch Holding	55,785	1,222
Equity One‡ (A)	89,819	1,857
Equity Residential‡	106,000	5,884
Essex Property Trust‡ (A)	7,019	986
Everest Re Group	22,700	2,462
Extra Space Storage‡ (A)	35,100	1,234
FBR Capital Markets*	250,100	838
Federal Realty Investment Trust‡ (A)	16,698	1,737
Federated Investors, Cl B (A)	61,284	1,216
Fidelity National Financial, Cl A	103,072	2,495
Fifth Third Bancorp	206,296	3,020
Financial Engines* (A)	68,777	1,803
First Financial Bancorp (A)	130,876	1,902
First Horizon National (A)	726,781	6,875
First Midwest Bancorp	237,551	2,969
First Niagara Financial Group	238,787	1,800
FirstMerit (A)	105,505	1,485
Flushing Financial	66,600	996
Forest City Enterprises, Cl A* (A)	70,600	1,062
Fulton Financial	93,546	910
FXCM, Cl A (A)	78,000	781
General Growth Properties‡	70,870	1,373
GFI Group	157,800	440
Glacier Bancorp (A)	140,498	2,041
Global Indemnity, Cl A*	12,000	264
Government Properties Income Trust‡ (A)	15,100	348
Great American Group*	91,400	14
Hancock Holding (A)	73,401	2,306
Hanover Insurance Group	67,844	2,480
HCP‡	90,950	4,097
Health Care‡ (A)	57,350	3,377
Highwoods Properties‡ (A)	43,390	1,399
Home Bancshares	7,700	255
Home Loan Servicing Solutions	28,900	565
HomeStreet*	17,200	423
Horace Mann Educators	169,435	3,240
Hospitality Properties Trust‡	109,600	2,488
Host Hotels & Resorts‡	333,278	4,896
Hudson City Bancorp	100,691	812
Huntington Bancshares	905,799	5,571
Iberiabank	75,634	3,687
Infinity Property & Casualty	40,438	2,213
International Bancshares (A)	47,046	852
Investment Technology Group*	200,012	1,788
Janus Capital Group (A)	190,106	1,559
Jones Lang LaSalle (A)	77,182	6,330
KBW	94,279	1,626
Kennedy-Wilson Holdings	98,800	1,294
Keycorp	278,714	2,252
Kimco Realty‡	73,650	1,419
Knight Capital Group, Cl A* (A)	99,351	335
LaSalle Hotel Properties‡	35,515	856
Lexington Realty Trust‡ (A)	727,376	6,976
Liberty Property Trust‡	75,434	2,627
Lincoln National	51,900	1,282
LPL Financial Holdings	112,934	3,163
Macerich‡	49,598	2,802
Mack-Cali Realty‡	94,200	2,381
Maiden Holdings	119,800	1,076
MarketAxess Holdings	97,933	3,022

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Meadowbrook Insurance Group	300,800	$1,673
Medical Properties Trust‡	198,146	2,312
MFA Mortgage Investments‡	438,488	3,688
Mid-America Apartment Communities‡	64,040	3,991
Montpelier Re Holdings	75,900	1,661
Moody’s (A)	88,888	4,318
MSCI, Cl A* (A)	188,563	5,468
National Financial Partners* (A)	73,045	1,213
National Penn Bancshares (A)	360,098	3,410
National Retail Properties‡ (A)	27,405	842
Nationstar Mortgage Holdings* (A)	22,500	689
Nelnet, Cl A	106,600	3,048
Netspend Holdings* (A)	474,243	5,525
NorthStar Realty Finance‡ (A)	420,054	2,827
Ocwen Financial*	85,300	3,059
Old National Bancorp	86,790	1,019
Omega Healthcare Investors‡	126,808	2,906
OmniAmerican Bancorp*	17,400	396
Oriental Financial Group	50,000	602
PacWest Bancorp (A)	136,330	3,396
PartnerRe	53,903	4,467
Pebblebrook Hotel Trust‡	185,515	3,868
Pennsylvania Real Estate Investment Trust ‡	44,700	745
Platinum Underwriters Holdings	53,326	2,374
Popular*	55,100	1,089
Potlatch‡	58,794	2,290
PrivateBancorp, Cl A	30,500	500
ProAssurance	64,867	5,882
Prologis‡	122,909	4,172
Prosperity Bancshares (A)	31,310	1,288
PS Business Parks‡	19,620	1,265
Public Storage‡	35,678	5,018
RAIT Financial Trust‡	22,999	128
Regency Centers‡	26,350	1,234
Regions Financial	213,300	1,423
Reinsurance Group of America, Cl A	93,362	4,780
Republic Bancorp, Cl A (A)	37,026	758
Safeguard Scientifics*	104,806	1,481
SCBT Financial	8,600	333
Signature Bank NY* (A)	43,680	3,065
Simon Property Group‡	55,779	8,486
SL Green Realty‡ (A)	24,950	1,881
Southside Bancshares (A)	37,926	794
StanCorp Financial Group (A)	36,700	1,248
Starwood Property Trust‡	28,000	640
Sterling Financial	111,630	2,296
Stifel Financial* (A)	66,400	2,020
Sunstone Hotel Investors‡*	444,013	4,582
SunTrust Banks	93,922	2,550
Susquehanna Bancshares	540,981	5,561
SVB Financial Group* (A)	51,845	2,863
Synovus Financial (A)	1,265,279	2,999
Tanger Factory Outlet Centers‡	49,693	1,634
TCF Financial (A)	256,643	3,049
THL Credit	29,500	428
Titanium Asset Management*	147,000	116
Tower Group (A)	45,400	767
Two Harbors Investment‡	43,600	494
UDR‡	101,900	2,345

Description	Shares	Market Value ($ Thousands)

United Financial Bancorp	15,000	$233
Unum Group (A)	242,155	4,938
Validus Holdings (A)	54,900	1,947
Ventas‡	39,850	2,536
ViewPoint Financial Group	34,700	710
Vornado Realty Trust‡	33,350	2,549
Waddell & Reed Financial, Cl A	74,451	2,419
Webster Financial	70,520	1,468
Weingarten Realty Investors‡	52,000	1,413
WesBanco	53,800	1,136
West Coast Bancorp	37,720	823
Western Alliance Bancorp*	595,533	6,051
Willis Group Holdings	70,709	2,480
Winthrop Realty Trust‡	91,000	1,020
Wintrust Financial (A)	48,905	1,799
WisdomTree Investments* (A)	139,600	853
WR Berkley	76,134	3,026
WSFS Financial	17,300	751
Zillow, Cl A* (A)	63,148	1,738
Zions Bancorporation (A)	449,674	9,025

		455,812

Health Care — 11.7%
Abiomed* (A)	109,220	1,458
Acadia Healthcare*	91,315	2,096
Accuray*	30,000	188
Achillion Pharmaceuticals* (A)	84,262	656
Air Methods*	21,162	2,310
Akorn* (A)	138,553	1,869
Alere* (A)	70,200	1,299
Algeta*	40,957	1,106
Align Technology* (A)	25,260	692
Alkermes* (A)	69,470	1,342
Amarin ADR* (A)	121,729	1,511
AMERIGROUP*	25,742	2,364
AmerisourceBergen (A)	40,935	1,728
Amsurg, Cl A*	63,114	1,768
Arena Pharmaceuticals* (A)	156,400	1,386
Ariad Pharmaceuticals*	165,545	3,702
athenahealth*	64,793	4,127
Auxilium Pharmaceuticals*	57,870	1,108
AVEO Pharmaceuticals* (A)	114,816	746
BioMarin Pharmaceutical* (A)	33,430	1,625
CareFusion*	96,530	2,695
Catamaran*	111,656	5,437
Centene*	72,044	3,163
Cepheid* (A)	22,510	730
CONMED	42,270	1,168
Cooper	40,573	3,852
Covance*	36,330	2,071
Cubist Pharmaceuticals* (A)	100,929	4,099
Cyberonics*	116,945	6,046
DexCom* (A)	130,642	1,709
Endo Health Solutions* (A)	142,813	4,093
Endologix* (A)	176,154	2,582
Ensign Group	28,800	743
Exelixis* (A)	239,000	1,169
Greatbatch*	48,740	1,101
Hanger*	92,182	2,407
Health Management Associates, Cl A*	266,797	2,121
HealthSouth*	541,436	11,906
HeartWare International* (A)	48,750	4,013
Hill-Rom Holdings	27,800	777
HMS Holdings* (A)	187,512	4,345

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Hologic*	115,285	$2,200
Humana	24,900	1,629
ICON ADR*	18,110	500
ICU Medical*	25,152	1,481
Idexx Laboratories* (A)	23,800	2,225
Immunogen* (A)	192,582	2,444
Impax Laboratories*	202,917	4,125
Incyte* (A)	149,173	2,625
Infinity Pharmaceuticals*	2,115	54
Insulet* (A)	84,170	1,847
Invacare (A)	44,700	632
IPC The Hospitalist* (A)	38,889	1,468
Ironwood Pharmaceuticals, Cl A* (A)	138,010	1,490
Jazz Pharmaceuticals*	71,203	3,836
Keryx Biopharmaceuticals* (A)	300,390	943
Kindred Healthcare* (A)	41,100	446
LifePoint Hospitals*	29,900	1,076
Magellan Health Services*	64,530	3,348
MAP Pharmaceuticals* (A)	152,719	2,434
Masimo	273,207	5,661
MedAssets*	111,699	1,798
Medical Action Industries*	87,200	235
Medicines*	86,000	1,846
MEDNAX* (A)	125,863	9,943
Mettler Toledo International*	10,525	1,969
MWI Veterinary Supply* (A)	18,415	2,056
NewLink Genetics* (A)	65,077	783
NPS Pharmaceuticals*	162,210	1,659
Onyx Pharmaceuticals* (A)	48,100	3,630
Optimer Pharmaceuticals* (A)	68,650	700
PAREXEL International* (A)	253,769	8,194
Patterson	47,387	1,616
PDL BioPharma (A)	117,800	931
PerkinElmer	65,480	2,073
Pharmacyclics* (A)	30,471	1,616
PharMerica*	51,500	744
Providence Service*	32,600	454
PSS World Medical* (A)	112,386	3,196
Puma Biotechnology*	12,491	257
Quest Diagnostics	39,426	2,278
Quidel* (A)	92,576	1,623
ResMed (A)	95,465	3,923
Rigel Pharmaceuticals* (A)	123,200	1,023
Salix Pharmaceuticals* (A)	135,538	5,808
Sangamo Biosciences* (A)	129,543	742
Sarepta Therapeutics* (A)	13,660	401
Sciclone Pharmaceuticals* (A)	183,521	806
Seattle Genetics* (A)	157,928	3,997
Select Medical Holdings*	82,500	911
Sirona Dental Systems*	35,530	2,224
Skilled Healthcare Group, Cl A*	98,400	659
Spectranetics*	134,305	1,934
Spectrum Pharmaceuticals* (A)	95,234	1,128
STERIS (A)	15,172	518
Symmetry Medical*	48,900	477
Synageva BioPharma*	42,701	2,089
Team Health Holdings*	181,632	5,084
Techne (A)	43,516	3,085
Teleflex (A)	63,185	4,373
Tenet Healthcare*	62,625	1,813
TESARO* (A)	45,322	839
Thoratec*	109,223	4,063
Trinity Biotech ADR	13,200	192

Description	Shares	Market Value ($ Thousands)

Trius Therapeutics*	219,405	$1,051
United Therapeutics*	39,800	2,091
Universal Health Services, Cl B	120,210	5,418
Varian Medical Systems*	59,043	4,083
Vocera Communications*	52,557	1,293
Volcano* (A)	326,762	8,907
WellCare Health Plans*	100,382	4,845

		261,150

Industrials — 16.2%
AAR (A)	47,800	734
ABM Industries	42,000	801
Acacia Research*	29,445	655
ACCO Brands*	100,100	675
Actuant, Cl A	206,655	5,945
Acuity Brands (A)	65,566	4,337
Advisory Board* (A)	84,419	3,820
Aegean Marine Petroleum Network (A)	41,300	186
AGCO*	59,000	2,723
Air Transport Services Group*	98,700	374
Aircastle	119,900	1,363
Albany International, Cl A	37,800	813
Amerco	15,600	1,872
Ametek	15,770	589
AO Smith (A)	63,964	4,027
Applied Industrial Technologies	36,000	1,441
Atlas Air Worldwide Holdings*	29,526	1,278
BE Aerospace*	218,836	10,364
Beacon Roofing Supply*	39,762	1,226
Belden	80,668	3,040
Brady, Cl A	54,474	1,740
Brink’s	30,300	832
Carlisle	36,050	2,043
Cascade	15,258	991
Chart Industries*	55,307	3,345
Cintas (A)	57,049	2,364
CLARCOR (A)	39,485	1,831
Clean Harbors*	40,557	2,323
Colfax* (A)	43,260	1,687
Columbus McKinnon*	21,200	317
Consolidated Graphics*	65,312	2,223
Corporate Executive Board	23,746	1,016
Cubic	24,966	1,222
Deluxe (A)	210,345	6,058
DigitalGlobe* (A)	260,183	6,489
Dover	41,201	2,620
DXP Enterprises*	32,900	1,589
Dycom Industries*	288,044	5,173
EMCOR Group	145,446	4,778
Engility Holdings*	6,300	116
EnPro Industries* (A)	30,122	1,183
ESCO Technologies	42,001	1,541
Esterline Technologies* (A)	68,441	4,184
Expeditors International of Washington	118,075	4,418
Flow International*	100,700	317
Flowserve	15,571	2,157
Fluor	43,779	2,324
FTI Consulting* (A)	53,878	1,665
G&K Services, Cl A	103,520	3,509
Gardner Denver	23,865	1,667
General Cable* (A)	46,915	1,347
Genesee & Wyoming, Cl A* (A)	149,364	10,896
Geo Group	29,500	832

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Global Power Equipment Group (A)	36,300	$545
GrafTech International* (A)	380,161	3,687
Hawaiian Holdings* (A)	111,479	696
Heico, Cl A	144,957	4,871
Hexcel*	290,430	7,508
ICF International*	35,800	774
IDEX (A)	128,194	5,762
Interface, Cl A	298,505	4,385
Iron Mountain	1	—
John Bean Technologies	33,670	548
Joy Global (A)	44,443	2,533
Kadant*	108,764	2,638
Kansas City Southern	53,640	4,192
KAR Auction Services	53,745	955
Kaydon	42,219	972
Kennametal	62,430	2,380
KEYW Holding* (A)	158,942	2,044
Kirby*	46,340	2,682
L-3 Communications Holdings, Cl 3	37,800	2,905
Landstar System	154,264	7,801
Lennox International	27,183	1,430
Lincoln Electric Holdings	46,530	2,211
Lindsay Manufacturing	12,841	1,016
Lydall*	48,100	630
Middleby*	30,497	3,885
Moog, Cl A*	91,734	3,372
MSC Industrial Direct, Cl A (A)	143,303	10,412
Navigant Consulting*	45,800	477
Navistar International* (A)	25,600	522
NN*	85,100	691
Nordson	114,990	7,036
Northwest Pipe*	44,185	910
Old Dominion Freight Line* (A)	388,020	12,975
On Assignment*	106,480	2,122
Orion Marine Group*	192,323	1,366
Oshkosh Truck*	51,500	1,512
Owens Corning*	168,977	5,843
Parker Hannifin	27,655	2,272
Polypore International* (A)	239,271	9,822
Primoris Services	107,178	1,552
Quanex Building Products (A)	49,695	1,040
Rand Logistics* (A)	19,600	126
RBC Bearings*	45,903	2,139
Ritchie Bros Auctioneers (A)	157,353	3,605
Roper Industries	36,212	4,039
Ryder System	24,400	1,149
Sensata Technologies Holding*	191,728	5,917
Simpson Manufacturing (A)	37,216	1,217
SkyWest	49,700	576
Spirit Aerosystems Holdings, Cl A*	291,928	4,598
Spirit Airlines*	255,660	4,290
Standard Parking*	74,051	1,648
Stanley Black & Decker	39,291	2,826
Steelcase, Cl A	87,928	1,024
Swift Transporation, Cl A*	31,500	267
TAL International Group (A)	53,250	1,813
Teledyne Technologies*	57,493	3,622
Terex*	37,985	919
Tetra Tech*	148,054	3,814
Textron (A)	70,675	1,660
Thermon Group Holdings* (A)	62,520	1,546
Timken	74,375	3,351

Description	Shares	Market Value ($ Thousands)

TMS International, Cl A*	84,900	$934
Towers Watson, Cl A	76,900	4,066
TransDigm Group	28,307	3,850
Trex*	22,613	918
Trimas*	52,612	1,363
Triumph Group (A)	35,009	2,297
TrueBlue*	108,613	1,548
Tutor Perini*	121,700	1,565
United Rentals* (A)	161,374	6,702
URS	64,100	2,415
US Ecology	109,038	2,384
USG* (A)	58,907	1,580
Valmont Industries	18,892	2,638
Wabash National*	83,200	673
WABCO Holdings*	36,625	2,273
Wabtec	42,321	3,581
WageWorks*	146,827	2,712
Watts Water Technologies, Cl A (A)	48,211	1,971
WESCO International* (A)	135,012	8,729

		362,379

Information Technology — 16.1%
Adobe Systems*	74,755	2,587
ADTRAN (A)	69,508	1,365
Akamai Technologies*	109,805	4,021
Alliance Data Systems* (A)	30,250	4,310
Amdocs	44,400	1,486
Analog Devices	48,033	1,950
Ansys*	54,966	3,646
Arris Group* (A)	146,400	2,045
Arrow Electronics*	86,243	3,213
Aruba Networks* (A)	207,637	4,045
Aspen Technology* (A)	123,850	3,219
Atmel*	623,186	3,484
Avnet*	69,270	2,029
Bazaarvoice* (A)	164,172	1,606
Benchmark Electronics*	51,800	805
Black Box (A)	42,000	1,035
Blackbaud	189,544	4,234
Broadridge Financial Solutions	188,062	4,440
BroadSoft* (A)	264,600	8,369
CACI International, Cl A* (A)	33,077	1,692
Cadence Design Systems* (A)	950,351	12,098
Cardtronics*	137,338	3,150
Cavium* (A)	63,102	2,223
Ciber*	288,600	877
Ciena* (A)	224,015	3,333
Cirrus Logic*	23,860	747
Coherent* (A)	67,690	3,131
Computer Sciences	33,500	1,275
Computer Task Group*	19,500	356
Compuware*	205,082	1,918
Comtech Telecommunications (A)	46,838	1,197
Concur Technologies* (A)	42,569	2,797
Convergys (A)	191,422	2,988
CoStar Group* (A)	94,235	8,185
CTS	53,100	471
DealerTrack Holdings*	200,750	5,398
Demandware* (A)	65,770	1,801
Diebold	153,969	4,605
Digi International*	77,300	754
Digital River*	52,335	765
Diodes*	23,000	348

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

DTS* (A)	104,782	$1,601
EarthLink	235,235	1,553
Emulex*	191,610	1,408
Euronet Worldwide*	179,816	4,003
ExactTarget* (A)	56,298	1,160
Exar*	124,000	1,017
ExlService Holdings*	97,424	2,616
F5 Networks*	41,969	3,932
Fabrinet*	70,344	873
Fair Isaac	43,500	1,863
Fairchild Semiconductor International, Cl A *	368,202	4,912
FEI	44,503	2,449
Fidelity National Information Services	75,533	2,727
Finisar* (A)	42,300	574
FleetMatics Group* (A)	76,743	1,671
Fortinet*	75,182	1,502
Gartner*	57,949	2,775
GT Advanced Technologies* (A)	154,200	520
Guidewire Software*	135,755	4,059
Harris	61,400	2,894
Hittite Microwave*	33,073	2,007
IAC	99,140	4,674
Imation*	41,300	177
Imperva* (A)	81,610	2,510
Infoblox*	83,713	1,587
Informatica*	125,814	3,381
Insight Enterprises*	72,500	1,228
Integrated Device Technology* (A)	715,168	4,484
Interactive Intelligence Group* (A)	35,096	1,127
Intermec*	66,827	505
Internap Network Services*	406,518	2,427
Intersil, Cl A	202,523	1,444
InvenSense, Cl A* (A)	60,159	605
IPG Photonics* (A)	64,321	3,801
Ixia* (A)	221,033	3,320
j2 Global (A)	37,930	1,147
Jabil Circuit	135,925	2,583
Jack Henry & Associates	113,046	4,394
JDS Uniphase*	60,800	737
Juniper Networks*	127,040	2,284
Kla-Tencor	20,700	941
Lattice Semiconductor*	435,234	1,724
Lexmark International, Cl A (A)	49,300	1,199
LivePerson* (A)	176,934	2,334
LSI*	115,300	777
MAXIMUS	10,527	663
Measurement Specialties*	80,045	2,485
Mellanox Technologies* (A)	14,107	1,028
Micros Systems*	42,124	1,831
Mindspeed Technologies*	484,037	1,757
Molex (A)	68,817	1,815
Monolithic Power Systems*	44,226	936
NETGEAR* (A)	50,350	1,755
Netscout Systems*	167,208	4,200
NXP Semiconductor*	163,386	4,000
ON Semiconductor*	363,482	2,410
Opnet Technologies (A)	33,895	1,408
OSI Systems*	24,930	1,528
Parametric Technology*	440,134	8,908
Plantronics	10,900	367

Description	Shares	Market Value ($ Thousands)

Plexus* (A)	63,838	$1,478
Progress Software*	115,040	2,314
Pulse Electronics* (A)	43,000	14
QLIK Technologies*	26,723	518
Quantum* (A)	728,498	874
RealD* (A)	276,395	2,919
RealPage* (A)	190,242	3,765
RF Micro Devices*	394,566	1,705
Riverbed Technology*	43,300	775
Rogers* (A)	48,458	2,153
Saba Software*	90,000	704
SAIC (A)	116,700	1,346
Sapient*	152,572	1,616
Seachange International*	27,400	253
Seagate Technology (A)	92,200	2,314
Semtech* (A)	71,160	1,946
ServiceNow* (A)	89,800	2,930
Silicon Laboratories*	29,235	1,223
SolarWinds*	77,195	4,325
Solera Holdings	183,992	9,523
Sonus Networks*	538,735	900
Sourcefire* (A)	56,962	2,804
Splunk* (A)	53,040	1,602
SPS Commerce*	23,932	883
SS&C Technologies Holdings*	223,943	5,283
Stratasys* (A)	34,870	2,614
Symantec*	143,902	2,700
Synopsys*	142,869	4,686
Syntel	41,560	2,500
Tangoe* (A)	163,399	2,131
Tech Data*	39,300	1,736
Teradyne* (A)	268,383	4,197
TIBCO Software* (A)	11,300	283
TNS*	51,515	752
Trimble Navigation*	62,658	3,486
TriQuint Semiconductor*	387,427	1,960
TTM Technologies* (A)	210,669	1,900
Ultimate Software Group*	11,750	1,111
Ultra Clean Holdings*	116,906	563
Ultratech*	88,492	2,904
United Online (A)	147,700	845
Universal Display* (A)	5,108	122
Veeco Instruments* (A)	67,973	1,935
Vishay Intertechnology* (A)	599,119	5,811
VistaPrint* (A)	92,769	2,880
Web.com Group* (A)	179,320	2,709
Western Digital	56,100	1,876
WEX* (A)	66,558	4,789
Xyratex (A)	73,131	685
Zebra Technologies, Cl A*	44,621	1,738

		359,675

Materials — 5.5%
Air Products & Chemicals	26,395	2,189
Allegheny Technologies (A)	146,816	3,844
Allied Nevada Gold MTN* (A)	100,529	3,272
Ashland (A)	51,460	3,650
Boise (A)	135,600	1,112
Buckeye Technologies (A)	98,943	2,743
Cabot	35,700	1,347
Carpenter Technology	42,492	2,059
Cliffs Natural Resources (A)	17,700	509
Compass Minerals International	43,467	3,321
Cytec Industries	18,719	1,285
Domtar	18,100	1,450

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	50,700	$3,085
Glatfelter	51,000	866
Globe Specialty Metals	17,000	236
Greif, Cl A	93,578	3,840
GSE Holding*	130,600	916
H.B. Fuller	70,416	2,313
Horsehead Holding* (A)	28,300	263
Huntsman	176,163	2,896
Innophos Holdings	23,448	1,123
Intrepid Potash* (A)	142,762	3,038
Kaiser Aluminum (A)	80,781	4,917
KapStone Paper and Packaging*	162,710	3,567
Kraton Performance Polymers*	54,455	1,279
Louisiana-Pacific* (A)	170,160	2,964
Methanex	113,170	3,422
Minerals Technologies	43,331	3,206
NewMarket	18,703	4,963
Noranda Aluminum Holding	344,585	2,043
Nucor	52,062	2,144
OM Group*	48,000	959
Owens-Illinois*	197,387	3,954
Packaging Corp of America	143,212	5,219
PolyOne	490,860	9,886
Reliance Steel & Aluminum (A)	49,226	2,776
Rock-Tenn, Cl A	48,299	3,141
Rockwood Holdings	81,324	3,730
RTI International Metals* (A)	235,901	5,850
Schweitzer-Mauduit International	53,500	2,005
Sensient Technologies	67,015	2,426
Silgan Holdings	121,975	5,425
Steel Dynamics	137,500	1,777
UFP Technologies*	60,200	1,001

		122,011

Telecommunication Services — 0.5%
Neutral Tandem	48,200	130
SBA Communications, Cl A* (A)	50,259	3,459
tw telecom, Cl A*	183,293	4,709
USA Mobility	76,117	880
Vonage Holdings*	394,400	958

		10,136

Utilities — 3.3%
AGL Resources	71,199	2,775
ALLETE	33,570	1,316
Alliant Energy	45,096	2,021
Ameren	42,000	1,259
Aqua America (A)	39,546	1,010
Avista	54,700	1,297
Cadiz*	53,400	457
Chesapeake Utilities	21,266	957
Cleco	99,785	4,020
CMS Energy	75,800	1,852
Dynegy* (A)	8,000	148
Edison International	39,135	1,780
El Paso Electric	75,411	2,402
Empire District Electric	22,400	448
Great Plains Energy	446,876	9,049
IDACORP	103,151	4,406
NorthWestern	15,000	521
NRG Energy (A)	111,565	2,354
NV Energy	231,886	4,250
Piedmont Natural Gas (A)	15,300	472

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PNM Resources	202,073	$4,270
Portland General Electric	276,122	7,464
SCANA (A)	50,132	2,323
Southwest Gas	32,495	1,363
TECO Energy (A)	131,774	2,215
UGI	196,296	6,521
UIL Holdings	12,400	445
Vectren	89,478	2,617
Westar Energy	27,074	777
WGL Holdings	36,970	1,444
Xcel Energy	75,498	2,042

		74,275

Total Common Stock (Cost $2,018,140) ($ Thousands)		2,171,996

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Growth Index Fund (A)	113,610	10,624
iShares Russell 2000 Index Fund (A)	49,512	4,065
iShares Russell 2000 Value Index Fund (A)	34,100	2,496

Total Exchange Traded Funds (Cost $16,856) ($ Thousands)		17,185

	Number Of Warrants
WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14*	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 23.5%
SEI Liquidity Fund, L.P. 0.180%†** (B)	525,465,736	525,466

Total Affiliated Partnership (Cost $525,466) ($ Thousands)		525,466

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	106,853,078	106,853

Total Cash Equivalent (Cost $106,853) ($ Thousands)		106,853

U.S. TREASURY OBLIGATIONS (E) (F) — 0.2%
U.S. Treasury Bills
0.112%, 02/07/2013	$2,190	2,190
0.085%, 01/31/2013	1,806	1,806

Total U.S. Treasury Obligations (Cost $3,996) ($ Thousands)		3,996

Total Investments — 126.6% (Cost $2,671,311) ($ Thousands)		$2,825,496

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2012

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	32	Dec-2012	$(111)
S&P Mid 400 Index E-MINI	25	Dec-2012	(50)

			$(161)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,232,568 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $509,878 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $525,466 ($ Thousands).

(C)	Securities considered illiquid. The total value of such securities as of November 30, 2012 was $9 ($ Thousands) and represented 0.00% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $9 ($ Thousands) and represented 0.00% of Net Assets.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MTN — Medium Term Note

S&P — Standard & Poor’s

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	2,171,880	116	—	2,171,996
Exchange Traded Funds	17,185	—	—	17,185
Warrant	—	—	—	—
Affiliated Partnership	—	525,466	—	525,466
Cash Equivalent	106,853	—	—	106,853
U.S. Treasury Obligations	—	3,996	—	3,996

Total Investments in Securities	$2,295,918	$529,578	$—	$2,825,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(161)	$—	$—	$(161)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 7.7%
Aaron’s	72,900	$2,092
Advance Auto Parts	21,435	1,568
Best Buy	37,000	485
Big Lots*	18,900	532
Brinker International	2,193	66
Canadian Tire, Cl A	38,800	2,574
Choice Hotels International	52,900	1,719
Cinemark Holdings	58,200	1,583
Cogeco Cable	13,400	507
Cracker Barrel Old Country Store	12,539	771
DIRECTV*	161,800	8,041
Discovery Communications, Cl A*	19,300	1,166
Dollar General*	42,269	2,114
Dollar Tree*	84,443	3,525
Expedia	30,823	1,907
GameStop, Cl A	58,000	1,523
Garmin	9,520	370
H&R Block	274,400	4,947
Hasbro	40,200	1,546
John Wiley & Sons, Cl A	15,600	666
Kohl’s	78,100	3,487
O’Reilly Automotive*	4,245	399
Panera Bread, Cl A*	14,000	2,247
PetMed Express	67,300	777
PetSmart	84,932	6,001
priceline.com*	1,727	1,145
Regal Entertainment Group, Cl A	93,500	1,457
Scripps Networks Interactive, Cl A	41,000	2,421
Shaw Communications, Cl B	114,700	2,521
Target	88,800	5,606
Time Warner Cable, Cl A	34,700	3,293
Viacom, Cl B	13,728	708
Washington Post, Cl B	5,500	2,019

		69,783

Consumer Staples — 19.3%
Altria Group	200,320	6,773
Archer-Daniels-Midland	65,457	1,748
Brown-Forman, Cl B	22,122	1,552
Bunge	58,096	4,250
Cal-Maine Foods	34,600	1,591
Campbell Soup	210,700	7,743
Church & Dwight	140,267	7,595
Clorox	77,684	5,931
Coca-Cola Enterprises	168,512	5,254
ConAgra Foods	426,340	12,730
CVS Caremark	137,600	6,400
Dr. Pepper Snapple Group	102,399	4,593
Flowers Foods	108,900	2,563
Fresh Del Monte Produce	79,800	2,071
General Mills	53,200	2,181
Harris Teeter Supermarkets	26,800	1,018
Hershey	87,357	6,401
HJ Heinz	39,290	2,297
Hormel Foods	327,370	10,152
Ingredion	25,972	1,687
Kellogg	31,230	1,732

Description	Shares	Market Value ($ Thousands)

Kimberly-Clark	142,530	$12,218
Kraft Foods Group*	9,233	417
Kroger	203,900	5,351
Lorillard	26,400	3,198
McCormick	27,256	1,760
Metro, Cl A	79,200	4,876
Molson Coors Brewing, Cl B	65,700	2,724
Mondelez International, Cl A*	27,700	717
Monster Beverage*	52,700	2,743
Philip Morris International	73,750	6,629
Ralcorp Holdings*	34,700	3,093
Reynolds American	182,034	7,958
Safeway	220,756	3,777
Sysco	32,844	1,040
TreeHouse Foods*	35,300	1,851
Tyson Foods, Cl A	148,300	2,843
Universal	43,100	2,151
Walgreen	144,800	4,910
Wal-Mart Stores	119,467	8,604
Weis Markets	37,000	1,447

		174,569

Energy — 3.3%
Chevron	80,700	8,529
ConocoPhillips	106,100	6,041
Diamond Offshore Drilling	10,100	697
Exxon Mobil	123,100	10,850
Imperial Oil	51,700	2,207
Phillips 66	22,750	1,191

		29,515

Financials — 14.4%
Alleghany*	10,037	3,523
Allied World Assurance Holdings	106,863	8,674
American Campus Communities‡	54,400	2,383
American Capital Agency‡	71,500	2,256
Arch Capital Group*	95,868	4,324
Assurant	9,000	308
BOK Financial	17,600	969
Brown & Brown	62,600	1,680
Capitol Federal Financial	17,883	213
Chubb	75,000	5,774
Commerce Bancshares	76,333	2,731
CreXus Investment‡	156,200	1,951
Endurance Specialty Holdings	40,800	1,640
Equity Lifestyle Properties‡	38,300	2,514
Erie Indemnity, Cl A	31,400	2,238
Everest Re Group	79,207	8,592
Federal Realty Investment Trust‡	5,833	607
First Citizens BancShares, Cl A	4,134	682
First Niagara Financial Group	337,200	2,543
Genworth MI Canada	22,800	474
Government Properties Income Trust‡	56,000	1,291
Hanover Insurance Group	30,500	1,115
HCC Insurance Holdings	27,700	1,021
Health Care‡	10,200	601
Home Properties‡	11,900	701
Maiden Holdings	59,335	533
Mercury General	9,567	398
MFA Mortgage Investments‡	223,500	1,879

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities‡	40,100	$2,499
NASDAQ OMX Group	43,600	1,057
National Bank of Canada	45,600	3,561
New York Community Bancorp	142,478	1,854
PartnerRe	146,970	12,181
PennyMac Mortgage Investment Trust‡	165,400	4,077
People‘s United Financial	203,066	2,475
Piedmont Office Realty Trust, Cl A‡	136,600	2,411
Platinum Underwriters Holdings	34,600	1,540
Plum Creek Timber‡	8,093	347
Primerica*	64,100	1,835
Prosperity Bancshares	6,100	251
Realty Income‡	55,200	2,245
RenaissanceRe Holdings	114,982	9,516
Senior Housing Properties Trust‡	35,200	787
Signature Bank NY*	32,700	2,294
Tanger Factory Outlet Centers‡	74,100	2,436
TFS Financial*	298,000	2,449
Tompkins Financial	22,059	860
Tower Group	18,700	316
Travelers	67,800	4,802
Two Harbors Investment‡	143,900	1,629
Validus Holdings	118,800	4,213
Washington Federal	28,790	463
Washington Real Estate Investment Trust‡	14,400	373
White Mountains Insurance Group	4,600	2,370

		130,456

Health Care — 17.0%
Abbott Laboratories	141,095	9,171
Aetna	84,900	3,667
Alexion Pharmaceuticals*	8,500	816
AmerisourceBergen	249,764	10,545
Amgen	165,901	14,732
AstraZeneca ADR	107,100	5,092
Baxter International	38,600	2,558
Becton Dickinson	93,888	7,198
Biogen Idec*	32,037	4,776
Cardinal Health	209,691	8,482
Catamaran*	71,942	3,503
Celgene*	20,000	1,572
Chemed	23,100	1,573
Cooper	9,900	940
Edwards Lifesciences*	11,300	981
Eli Lilly	112,915	5,537
Endo Health Solutions*	117,400	3,365
Greatbatch*	40,900	924
Henry Schein*	11,823	955
Humana	12,600	824
Johnson & Johnson	129,956	9,062
LifePoint Hospitals*	47,700	1,716
Magellan Health Services*	33,800	1,753
McKesson	113,079	10,683
Medtronic	47,400	1,996
Merck	209,100	9,263
Myriad Genetics*	10,886	313
Orthofix International*	29,900	1,114

Description	Shares	Market Value ($ Thousands)

Patterson	73,885	$2,519
PDL BioPharma	156,300	1,235
Pfizer	349,100	8,734
Quest Diagnostics	20,800	1,202
Stryker	21,000	1,137
Techne	43,685	3,097
United Therapeutics*	100,200	5,266
UnitedHealth Group	35,900	1,953
WellPoint	37,800	2,113
Zimmer Holdings	50,000	3,298

		153,665

Industrials — 5.8%
Alliant Techsystems	39,900	2,394
C.H. Robinson Worldwide	41,200	2,544
Canadian National Railway	7,500	674
CLARCOR	24,200	1,122
Covanta Holding	32,600	615
Dun & Bradstreet	27,400	2,169
Engility Holdings*	7,700	141
FTI Consulting*	42,400	1,311
General Dynamics	54,500	3,624
L-3 Communications Holdings, Cl 3	86,600	6,655
Landstar System	49,400	2,498
Lockheed Martin	73,974	6,902
Northrop Grumman	49,100	3,275
Raytheon	122,800	7,016
Rollins	112,600	2,564
Union Pacific	5,800	712
Verisk Analytics, Cl A*	49,700	2,477
Waste Management	106,040	3,454
Watsco	21,000	1,506
Werner Enterprises	46,600	1,011

		52,664

Information Technology — 8.8%
Activision Blizzard	391,200	4,475
Amdocs	203,789	6,819
AOL*	103,712	3,891
Broadridge Financial Solutions	90,000	2,125
CACI International, Cl A*	23,100	1,182
CGI Group, Cl A*	69,600	1,600
Cisco Systems	262,300	4,960
CSG Systems International*	69,600	1,293
Dell	109,300	1,054
FleetCor Technologies*	18,477	964
FLIR Systems	125,000	2,550
Global Payments	44,500	1,954
Harris	122,600	5,778
Hewlett-Packard	126,200	1,639
IAC	123,772	5,836
Ingram Micro, Cl A*	111,100	1,800
Intel	225,700	4,417
International Business Machines	40,251	7,651
Jack Henry & Associates	35,500	1,380
Mantech International, Cl A	24,900	622
Maxim Integrated Products	42,100	1,229
Microsoft	227,200	6,048
National Instruments	24,600	598
Rackspace Hosting*	16,493	1,140
SAIC	413,200	4,764
Tech Data*	41,638	1,839

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Total System Services	91,300	$2,004

		79,612

Materials — 2.1%
Aptargroup	30,000	1,430
Ball	52,500	2,346
Barrick Gold	35,900	1,246
Bemis	45,400	1,525
Compass Minerals International	32,200	2,460
Greif, Cl A	11,500	472
Packaging Corp of America	39,100	1,425
PPG Industries	10,200	1,268
Royal Gold	47,867	3,866
Silgan Holdings	54,900	2,442

		18,480

Telecommunication Services — 3.0%
AT&T	281,300	9,601
BCE	66,500	2,815
CenturyLink	7,482	291
Iridium Communications*	177,300	1,094
NTT DoCoMo ADR	91,700	1,326
Rogers Communications, Cl B	67,800	2,994
SK Telecom ADR	207,600	3,170
Verizon Communications	57,600	2,541
Vodafone Group ADR	141,800	3,659

		27,491

Utilities — 14.7%
AGL Resources	65,200	2,541
Alliant Energy	106,714	4,783
Ameren	80,800	2,421
American Electric Power	144,905	6,180
American States Water	40,800	1,856
American Water Works	212,080	8,095
Atmos Energy	133,500	4,674
Avista	31,700	752
CMS Energy	215,458	5,264
Consolidated Edison	124,498	6,946
DTE Energy	177,014	10,723
Edison International	55,900	2,542
El Paso Electric	37,100	1,182
Entergy	48,600	3,088
Great Plains Energy	115,600	2,341
Hawaiian Electric Industries	199,993	4,982
IDACORP	49,500	2,114
Integrys Energy Group	15,491	824
ITC Holdings	32,639	2,564
Laclede Group	33,100	1,348
NextEra Energy	50,888	3,496
NV Energy	15,500	284
OGE Energy	20,200	1,154
PG&E	192,300	7,875
Piedmont Natural Gas	64,500	1,990
Pinnacle West Capital	111,361	5,731
Portland General Electric	145,500	3,933
PPL	194,300	5,703
Public Service Enterprise Group	189,729	5,709
SCANA	36,492	1,691
Southern	72,808	3,171
TECO Energy	42,900	721
UGI	49,286	1,637
Vectren	171,440	5,015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Westar Energy	31,746	$911
WGL Holdings	26,000	1,016
Wisconsin Energy	94,045	3,529
Xcel Energy	160,428	4,339

		133,125

Total Common Stock (Cost $798,272) ($ Thousands)		869,360

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	35,530,856	35,531

Total Cash Equivalent (Cost $35,531) ($ Thousands)		35,531

U.S. TREASURY OBLIGATIONS (A)(B) — 0.3%
U.S. Treasury Bills
0.234%, 02/07/2013	$908	908
0.135%, 01/31/2013	2,095	2,094

Total U.S. Treasury Obligations (Cost $3,002) ($ Thousands)		3,002

Total Investments — 100.3% (Cost $836,805) ($ Thousands)		$907,893

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	356	Dec-2012	$1,068

For the year ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $905,068 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poor’s

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$869,360	$—	$—	$869,360
Cash Equivalent	35,531	—	—	35,531
U.S. Treasury Obligations	—	3,002	—	3,002

Total Investments in Securities	$904,891	$3,002	$—	$907,893

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,068	$—	$—	$1,068

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.2%

Argentina — 0.0%
Tenaris	429	$8

Australia — 3.1%
AGL Energy	1,273	19
ALS	9,268	92
Alumina	254,443	252
Amcor	78,974	651
APA Group	20,798	122
ASX	454	14
Atlas Iron	444,317	642
Australia & New Zealand Banking Group	89,071	2,263
BC Iron	2,303	7
Beach Energy	44,779	67
BGP Holdings*	39,545	—
BHP Billiton	2,396	86
BHP Billiton ADR	9,400	677
Brambles	7,800	59
Brickworks	2,198	26
Caltex Australia	14,308	273
Centro Retail Australia‡	5,293	12
CFS Retail Property Trust Group‡	32,108	65
Coca-Cola Amatil	6,022	86
Cochlear	312	25
Collins Foods*	6,022	8
Commonwealth Bank of Australia	5,938	370
Crown	1,796	19
CSL	19,180	1,034
CSR	14,543	29
Dexus Property Group‡	168,289	176
Downer EDI	1,883	7
Echo Entertainment Group	7,478	28
Flight Centre	2,820	79
Fortescue Metals Group	1,876	8
Goodman Group‡	48,967	236
GPT Group‡	5,833	21
Iluka Resources	53,125	456
Insurance Australia Group	16,793	81
IOOF Holdings	1,081	7
Leighton Holdings	69	1
Macquarie Group	3,644	125
Newcrest Mining	70,855	1,896
Nufarm	4,555	28
QBE Insurance Group	1,355	15
Ramsay Health Care	3,674	102
Resolute Mining	3,553	7
Rio Tinto	637	39
Santos	477	6
Shopping Centres Australasia Property Group, Cl Miscellaneous‡*	132	—
Skilled Group	11,092	26
Sonic Healthcare	980	14
Stockland‡	1,111	4
Suncorp Group	4,519	46
Tabcorp Holdings	23,767	69
Tatts Group	60,664	186
Telstra	120,814	543

Description	Shares	Market Value ($ Thousands)

Toll Holdings	4,263	$21
Transurban Group	28,126	182
Wesfarmers	551	21
Westfield Group‡	11,452	125
Westfield Retail Trust‡	33,274	104
Westpac Banking	2,169	58
Woolworths	1,185	36

		11,651

Austria — 0.1%
Andritz	1,861	119
OMV	240	9
Raiffeisen International Bank Holding	1,614	66

		194

Belgium — 1.6%
Ageas	15,593	417
Belgacom	49,791	1,463
Colruyt	20,495	943
InBev	26,546	2,327
KBC Groep	13,072	394
Solvay	69	9
Telenet Group Holding	196	9
UCB	2,213	125
Umicore	2,394	124

		5,811

Brazil — 0.1%
Banco Santander Brasil ADR	38,659	259
Centrais Eletricas Brasileiras ADR	44,159	161

		420

Canada — 3.3%
Aastra Technologies	600	9
Agrium	5,200	531
Bank of Nova Scotia	10,100	569
Barrick Gold (A)	46,835	1,617
Cameco	39,238	713
Cenovus Energy	15,557	523
Goldcorp	23,300	908
Kinross Gold	126,955	1,280
Magna International, Cl A	12,300	572
New Gold*	90,300	959
Silver Wheaton	23,000	847
Suncor Energy	64,333	2,101
Talisman Energy	43,234	485
Toronto-Dominion Bank	14,041	1,173

		12,287

Chile — 0.2%
Administradora de Fondos de Pensiones Provida ADR	309	31
Sociedad Quimica y Minera de Chile ADR	13,900	787

		818

China — 0.2%
Huaneng Power International	828,000	702

Colombia — 0.1%

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Ecopetrol ADR	8,700	$506

Czech Republic — 0.1%
Komercni Banka	1,116	222

Denmark — 1.1%
AP Moeller - Maersk, Cl B	23	164
Carlsberg, Cl B	480	47
Coloplast, Cl B	427	100
Jyske Bank*	22,070	631
Novo-Nordisk, Cl B	12,514	1,988
TrygVesta	17,178	1,222
William Demant Holding	1,069	87

		4,239

Finland — 0.3%
Elisa, Cl A	537	11
Kone, Cl B	11	1
Lassila & Tikanoja	876	13
Metso	1,246	47
Neste Oil	626	8
Nokian Renkaat	3,277	137
Sampo, Cl A	521	17
Stora Enso, Cl R	110,298	722
Wartsila Abp, Cl B	3,325	140

		1,096

France — 9.4%
Accor	2,112	70
Alcatel-Lucent* (A)	456,980	500
Alstom	9,458	344
Areva	17,290	291
Arkema	16,561	1,694
AtoS	1,275	90
AXA	68,269	1,122
BNP Paribas	43,518	2,431
Boursorama*	2,477	16
Bureau Veritas	414	46
Carrefour	30,424	751
Christian Dior	309	50
Cie Generale de Geophysique-Veritas*	4,279	131
Cie Generale d’Optique Essilor International	14,490	1,399
Cie Lebon	117	16
Compagnie Generale des Etablissements Michelin, Cl B	17,697	1,646
Credit Agricole	4,069	31
Danone	56	4
Dassault Systemes	100	11
Electricite de France	19,492	358
Esso Francaise	231	16
Eurazeo	857	41
Eutelsat Communications	22,803	705
Fonciere Des Regions‡	581	49
Gecina‡	275	30
GL Events	358	7
Iliad	394	70
Klepierre‡	728	28
Lafarge	1,416	82
Lagardere S.C.A.	754	23
Legrand	36,163	1,465

Description	Shares	Market Value ($ Thousands)

L’Oreal	9,571	$1,299
LVMH Moet Hennessy Louis Vuitton	7,527	1,321
Pernod-Ricard	5,537	627
Publicis Groupe	166	9
Remy Cointreau	1,017	114
Renault	7,504	375
Rexel	63,094	1,228
Safran	35,413	1,450
Sanofi-Aventis	67,221	6,003
Schneider Electric	51,511	3,620
SES Global	545	16
Societe BIC	179	23
Societe Generale	930	33
Sodexo	14,861	1,200
Technip	13,077	1,519
Thales	12,584	453
Total	36,869	1,845
Veolia Environnement	4,741	52
Vivendi	14,881	320
Wendel	1,940	182
Zodiac Aerospace	1,202	134

		35,340

Germany — 8.6%
Adidas	461	40
Allianz	3,169	412
Balda	1,770	7
BASF	15,729	1,410
Bayer	20,620	1,865
Bayerische Motoren Werke	2,629	233
Beiersdorf	740	58
Brenntag	8,999	1,163
Continental	8,821	976
Creation Tapeten	167	7
DaimlerChrysler	48,350	2,388
Deutsche Bank	7,900	349
Deutsche Boerse	39,627	2,232
Deutsche Lufthansa	27,095	450
Deutsche Post	66,358	1,377
Deutsche Telekom	65,466	721
Deutz*	1,693	7
E.ON	1,656	30
Fresenius	205	24
Fresenius Medical Care	18,982	1,304
GEA Group	41,775	1,365
Hannover Rueckversicherung	2,432	179
HeidelbergCement	3,857	210
Henkel	2,662	180
Hugo Boss	206	22
Infineon Technologies	215,899	1,656
Kabel Deutschland Holding	1,294	94
Lanxess	2,163	188
Linde	17,656	3,053
MAN	764	80
Merck KGaA	1,510	202
Muenchener Rueckversicherungs	9,972	1,702
Rheinmetall	1,520	71
RWE	761	32
SAP	18,885	1,475
SAP ADR	13,700	1,068
Siemens	28,043	2,892

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Suedzucker	6,544	$258
Symrise	33,430	1,164
Telefonica Deutschland Holding* (B)	182,905	1,361

		32,305

Hong Kong — 2.5%
AIA Group	389,000	1,513
ASM Pacific Technology (A)	4,500	53
BOC Hong Kong Holdings	50,500	155
Chaoda Modern Agriculture*	1,048,000	149
China Merchants Holdings International	108,000	327
China Mobile	94,500	1,080
China Mobile ADR	16,700	951
CLP Holdings	9,000	79
CNOOC	501,000	1,072
eSun Holdings*	52,000	8
First Pacific	106,000	111
Galaxy Entertainment Group*	50,000	191
Hang Seng Bank	1,900	29
Henderson Land Development	2,000	14
Hong Kong & China Gas	3,500	9
Hopewell Holdings	3,000	12
Hutchison Whampoa	9,600	99
Hysan Development	20,000	96
Jardine Strategic Holdings	45,521	1,548
Kerry Properties	6,000	31
Li & Fung	128,000	211
MGM China Holdings	20,800	39
New World Development	147,000	233
Orient Overseas International	2,000	13
Power Assets Holdings	1,000	9
Shangri-La Asia	8,000	15
Sino-Forest, Cl A*	21,000	2
SJM Holdings	12,000	28
Swire Pacific, Cl A	5,000	61
TAI Cheung Holdings	13,000	11
Wharf Holdings	13,000	100
Wheelock	31,000	151
Wing Hang Bank	1,000	10
Yue Yuen Industrial Holdings	312,500	1,095

		9,505

India — 0.4%
Idea Cellular*	781,762	1,395

Indonesia — 0.1%
Bank Mandiri Persero	446,300	384
Telekomunikasi Indonesia	8,000	7

		391

Ireland — 1.0%
CRH	12,622	231
Elan*	16,811	169
Experian	86,475	1,437
James Hardie Industries	17,424	165
Kerry Group, Cl A	3,242	170
Ryanair Holdings ADR	23,100	795
Smurfit Kappa Group	74,230	876

		3,843

Israel — 1.1%

Description	Shares	Market Value ($ Thousands)

Bezeq Israeli Telecommunication (C)	493,600	$604
Check Point Software Technologies	50,441	2,329
Checkpoint Software* (A)	—	—
Israel Chemicals (C)	860	11
Mellanox Technologies (C)	1,323	100
NICE Systems (C)	1,048	36
Teva Pharmaceutical Industries ADR	22,060	890

		3,970

Italy — 0.9%
Banca Intesa	183,210	308
Enel	63,664	241
Eni	6,278	148
ERG	40,954	287
Exor	6,623	164
Fiat	4,202	20
Fiat Industrial	17,514	187
Lottomatica	559	12
Luxottica Group	3,384	139
Pirelli & C.	7,536	87
Prysmian	1,031	20
Saipem	63	3
Snam	177,036	783
Telecom Italia	1,199,622	957

		3,356

Japan — 15.4%
Advantest	6,400	85
Aeon Credit Service	2,700	53
Aisin Seiki	1,200	35
Ajinomoto	2,000	29
Alfresa Holdings	3,300	139
Alinco	900	7
Arnest One	6,800	93
Artnature	1,100	18
Asics	1,700	25
Astellas Pharma	29,700	1,502
AT-Group	3,000	38
Bank of Yokohama	66,000	313
Bridgestone	21,000	506
Bunka Shutter	2,000	9
Calsonic Kansei	42,000	194
Casio Computer (A)	8,200	61
Central Automotive Products	2,000	12
Central Glass	11,000	32
Central Japan Railway	6,900	546
Chiyoda	6,000	86
Chugai Pharmaceutical	5,300	105
Chugoku Electric Power	1,000	14
Citizen Holdings	2,500	13
Coca-Cola West	35,000	543
Computer Engineering & Consulting	1,200	7
Credit Saison	5,000	111
Dai Nippon Printing	136,500	1,021
Daicel	32,000	195
Daihatsu Motor	4,000	71
Daiichi Kensetsu	700	7
Dai-ichi Life Insurance	64	73
Daiichi Sankyo	14,700	227

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Daikin Industries	19,900	$626
Dainippon Sumitomo Pharma	14,200	167
Daito Trust Construction	6,000	581
Daiwa House Industry	42,000	642
Dena	200	7
Denso	1,700	56
EDION	7,400	29
Eisai	200	8
FamilyMart	2,100	93
FANUC	20,000	3,371
Fast Retailing	800	182
Fuji Heavy Industries	21,000	236
Fuji Soft	500	10
FUJIFILM Holdings	66,300	1,215
Fujitsu	43,000	163
Fukuda	2,000	8
Fukuoka Financial Group	2,000	8
Geo Holdings	23	24
Hachijuni Bank	49,000	248
Hakuhodo DY Holdings	770	49
Hankyu Hanshin Holdings	28,000	148
Hino Motors	72,000	618
HIS	2,200	68
Hisamitsu Pharmaceutical	1,200	62
Hitachi	136,100	786
Hitachi Construction Machinery	1,100	19
Hitachi High-Technologies	2,900	64
Hokkaido Coca-Cola Bottling	2,000	10
Hokkan Holdings	3,000	9
Hokuriku Electric Power	800	9
Honda Motor	3,800	126
IHI	75,000	166
Iida Home Max	5,000	41
IMI	400	7
Inabata	1,700	11
Inpex	2	11
Isetan Mitsukoshi Holdings	2,500	22
Isuzu Motors	14,000	82
IT Holdings	10,100	123
Itochu	6,600	66
Itochu Techno-Solutions	800	37
Iwatani	4,000	15
J Front Retailing	18,000	87
Japan Airlines*	2,500	115
Japan Carlit	1,700	8
Japan Digital Laboratory	700	7
Japan Prime Realty Investment, Cl A‡	26	77
Japan Real Estate Investment, Cl A‡	4	39
Japan Retail Fund Investment, Cl A‡	36	65
Japan Steel Works	48,000	264
Japan Tobacco	8,700	261
JGC	57,000	1,877
JK Holdings	1,600	9
Jupiter Telecommunications	1,728	2,259
JVC Kenwood Holdings	8,700	31
Kamei	1,000	9
Kanematsu*	28,000	32
Kansai Paint	83,600	892
Kao	24,000	659

Description	Shares	Market Value ($ Thousands)

KDDI	21,000	$1,553
Keio	8,000	59
Keisei Electric Railway	10,000	84
Kenko Mayonnaise	800	7
Keyence	2,300	642
Kikkoman	1,000	14
Kintetsu (A)	3,000	12
Komatsu	5,400	121
Konica Minolta Holdings	5,500	39
Konishi	500	8
Kubota	9,000	96
Kyowa Exeo	3,700	37
Lawson	2,300	156
Mabuchi Motor	34,700	1,460
Maezawa Kyuso Industries	1,000	13
Makita	14,500	611
Marubeni	33,000	217
Marubun	1,700	7
Medipal Holdings	6,700	79
Miraca Holdings	1,100	45
Misawa Homes	5,300	76
Mitsubishi Gas Chemical	2,000	12
Mitsubishi Heavy Industries	4,000	19
Mitsubishi Materials	26,000	74
Mitsubishi UFJ Financial Group	64,800	296
Mitsubishi UFJ Lease & Finance	400	17
Mitsui Fudosan	4,000	83
Mitsui Sumitomo Insurance Group Holdings	55,100	955
Mitsui Trust Holdings	262,310	795
Mizuho Financial Group	61,700	99
Murakami	1,000	12
NEC	15,000	26
NEC Capital Solutions	1,800	25
NEC Fielding	1,400	16
NEC Networks & System Integration	3,600	64
NET One Systems	4,600	45
NHK Spring	5,100	43
Nikon	6,100	169
Nintendo	7,400	886
Nippo	6,000	69
Nippon Building Fund, Cl A‡	2	21
Nippon Telegraph & Telephone	45,300	2,024
Nippon Telegraph & Telephone ADR	33,365	749
Nippon Yusen (A)	6,000	13
Nissan Motor	5,400	52
Nissan Tokyo Sales Holdings* (A)	6,000	23
Nitori Holdings	350	26
Nitto Denko	1,200	62
NOK	2,900	44
Nomura Holdings	4,700	19
Nomura Real Estate Holdings	14,800	255
Nomura Real Estate Office Fund, Cl A‡	3	18
North Pacific Bank*	77,700	202
NTT Data	30	87
Odakyu Electric Railway, Cl B	1,000	10
Olympus	2,600	43
Ono Pharmaceutical	1,400	77

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Oracle Japan	1,400	$59
Oriental Land	300	38
Otsuka	600	48
Otsuka Holdings	14,900	442
Panasonic	38,500	188
Pressance	500	10
Relo Holdings	500	19
Rohm	15,000	427
Rokko Butter	1,200	8
Sankyo	18,700	766
Sankyo Frontier	2,000	12
Santen Pharmaceutical	200	9
Secom	14,200	727
Sega Sammy Holdings	5,600	93
Seino Holdings	11,000	67
Sekisui Chemical	126,000	987
Sekisui House	43,000	403
Seven & I Holdings	69,700	2,030
Shikoku Electric Power	300	4
Shimamura	900	91
Shimano	2,500	165
Shin Nippon Air Technologies	1,400	8
Shin-Etsu Chemical	25,100	1,476
Shinmaywa Industries	1,000	6
Shiseido	75,200	1,090
Showa	5,200	52
Showa Denko	11,000	16
Sinko Industries	1,900	11
SMC	8,200	1,384
Softbank	15,800	592
Sojitz	110,300	139
Sony Financial Holdings	69,000	1,185
Stanley Electric	1,400	20
Sumitomo	8,700	108
Sumitomo Densetsu	700	7
Sumitomo Electric Industries	2,600	28
Sumitomo Mitsui Financial Group	56,200	1,809
Sumitomo Precision Products	5,000	21
Sumitomo Realty & Development	4,000	109
Suruga Bank	2,000	26
Suzuken	7,500	223
Suzuki Motor	1,500	36
Sysmex	2,200	99
T&D Holdings	6,600	71
T&K Toka	600	8
Taiheiyo Cement	12,000	27
Taisho Pharmaceutical Holdings	100	7
Takashimaya	1,000	6
TDK (A)	400	16
Tobu Railway	24,000	124
Toho	500	8
Toho Holdings	7,200	138
Tokai	700	18
Tokyo Electron	14,600	651
Tokyo Energy & Systems	2,000	9
Tokyo Gas	1,000	5
Tokyu Land	18,000	105
Topre	900	8
Toshiba TEC	16,000	81
Totetsu Kogyo	1,300	15
Toyo Kohan	9,000	24
Toyoda Gosei	5,500	115

Description	Shares	Market Value ($ Thousands)

Toyota Motor	70,000	$3,000
Toyota Motor ADR	4,790	412
Toyota Tsusho	21,000	483
TS Tech	2,600	46
Unicharm	2,000	102
USS	860	92
Vital KSK Holdings	900	9
Wacoal Holdings	34,723	377
Warabeya Nichiyo	2,400	44
Yahoo! Japan	39	13
Yakult Honsha	2,500	110
Yamaha	1,100	10
Yamato Kogyo	300	8
Yaskawa Electric	71,000	566
Yokogawa Electric	4,000	42

		57,638

Jersey — 0.0%
Randgold Resources ADR	1,618	174

Mexico — 0.4%
America Movil ADR, Ser L	474	11
Cemex ADR*	15,157	135
Grupo Financiero Santander Mexico, Cl B	5,400	16
Grupo Financiero Santander Mexico ADR*	79,424	1,161
Grupo Mexico, Ser B	8,800	29
Industrias, Ser B*	1,300	8

		1,360

Netherlands — 3.5%
Aalberts Industries	536	10
Aegon	3,969	23
Akzo Nobel	55,933	3,196
ASML Holding	5,258	328
Boskalis Westminster	56	2
European Aeronautic Defense and Space	22,889	771
Fugro	80	5
Gemalto	2,739	252
Heineken	7,336	484
ING Groep	31,740	285
Koninklijke Ahold	125,286	1,590
Koninklijke DSM	209	12
Koninklijke Philips Electronics	1,265	33
Koninklijke Vopak	2,447	181
QIAGEN	2,572	47
Reed Elsevier	164,081	2,370
SNS Reaal*	5,471	8
TNT*	185,168	629
Unilever	40,948	1,554
Wolters Kluwer	75,752	1,456

		13,236

New Zealand — 0.1%
Chorus	10,092	28
Telecom of New Zealand	214,193	406

		434

Norway — 1.1%
Aker Kvaerner	547	10
DnB	172,531	2,149

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Marine Harvest* (A)	310,213	$271
Orkla	23,256	189
Seadrill	11,736	452
Statoil	46,228	1,131
Yara International	146	8

		4,210

Philippines — 0.0%
Benpres Holdings (C)	61,300	9

Poland — 0.1%
KGHM Polska Miedz	7,018	397
Polski Koncern Naftowy Orlen*	540	8
Powszechny Zaklad Ubezpieczen	404	50

		455

Portugal — 0.0%
Jeronimo Martins	1,286	24

Russia — 0.7%
Gazprom OAO ADR	50,517	449
Lukoil OAO ADR	472	30
NovaTek OAO GDR	3,965	435
Sberbank of Russia ADR	149,881	1,771

		2,685

Singapore — 1.4%
ASL Marine Holdings	15,000	8
Bukit Sembawang Estates	5,000	24
CapitaLand	35,000	101
City Developments	3,000	29
ComfortDelGro	36,000	51
DBS Group Holdings	65,000	770
Fraser and Neave	29,000	224
GP Batteries International	5,000	4
Jardine Cycle & Carriage	1,000	40
Keppel	35,180	309
Keppel Land	28,000	83
Metro Holdings	12,000	8
Oversea-Chinese Banking	38,000	293
SembCorp Industries	116,000	492
SembCorp Marine	244,000	912
Singapore Airlines	107,000	939
Singapore Press Holdings	6,200	21
Singapore Technologies Engineering	21,000	63
Singapore Telecommunications	17,000	46
STX OSV Holdings	11,000	12
Transpac Industrial Holdings	8,000	9
United Overseas Bank	56,000	859
UOL Group	14,000	67
Yangzijiang Shipbuilding Holdings	20,000	15

		5,379

South Africa — 0.6%
AngloGold Ashanti ADR	18,328	568
Gold Fields	91,051	1,130
Impala Platinum Holdings	27,237	443
MMI Holdings	8,640	20

		2,161

South Korea — 2.9%

Description	Shares	Market Value ($ Thousands)

Hana Financial Group	2,590	$80
Hyundai Mobis	3,582	944
Hyundai Motor	7,336	1,528
Korea Electric Power ADR	20,187	248
KT ADR	59,300	1,020
KT&G	23,738	1,879
LG.Philips LCD	10,380	332
Samsung Electronics	2,815	3,655
Shinhan Financial Group	18,080	579
SK Telecom ADR	45,203	690

		10,955

Spain — 1.0%
Abertis Infraestructuras	681	10
Amadeus IT Holding, Cl A	4,138	97
Banco Popular Espanol (A)	274,946	229
Distribuidora Internacional de Alimentacion	12,196	76
Enagas	47,491	972
Grifols	5,992	192
Inditex	219	30
Indra Sistemas	90,200	1,057
Mediaset Espana Comunicacion	917	5
Red Electrica	5,348	248
Tecnicas Reunidas	21,177	986

		3,902

Sweden — 2.1%
Assa Abloy, Cl B	4,468	162
Atlas Copco, Cl A	2,558	66
Atlas Copco, Cl B	2,858	66
Boliden	401	7
Electrolux, Cl B	11,750	307
Elekta, Cl B	75,608	1,092
Getinge, Cl B	216	7
Hennes & Mauritz, Cl B	1,132	37
Hexagon, Cl B	4,380	108
Holmen, Cl B	1,130	32
Husqvarna, Cl B	3,927	24
Industrivarden, Cl C	7,239	107
Investor, Cl B	169	4
Nordea Bank	91,533	837
Sandvik	85,989	1,284
Scania, Cl B	1,793	37
Skandinaviska Enskilda Banken, Cl A	88,411	711
Svenska Cellulosa, Cl B	496	10
Svenska Handelsbanken, Cl A	5,426	193
Swedbank, Cl A	22,132	408
Swedish Match	7,226	254
Telefonaktiebolaget LM Ericsson, Cl B	161,515	1,504
Telefonaktiebolaget LM Ericsson ADR* (A)	55,337	520
Volvo, Cl B	831	12

		7,789

Switzerland — 9.1%
Actelion	229	11
Compagnie Financiere Richemont	5,191	401
Credit Suisse Group	89,980	2,131
Georg Fischer	486	180

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Givaudan	2,607	$2,618
Implenia	165	7
Informa	141,834	956
Julius Baer Group	30,000	1,028
Lindt & Spruengli	2	6
Nestle	61,275	4,012
Novartis	65,892	4,079
OC Oerlikon	37,281	399
Partners Group Holding	3,420	746
Roche Holding	32,900	6,478
Schweizerische National-Versicherungs-Gesellschaft, Cl V	176	7
SGS	916	2,056
Sika	456	1,002
Sonova Holding	179	20
Sulzer	11,069	1,715
Swatch Group, Cl B	71	34
Swiss Life Holding	1,957	262
Swiss Prime Site	102	8
Swiss Re	3,553	256
Syngenta	3,466	1,390
Transocean	263	12
UBS	111,828	1,752
Weatherford International*	35,146	366
Zurich Insurance Group	9,378	2,394

		34,326

Taiwan — 0.1%
United Microelectronics ADR* (A)	100,323	192

Thailand — 0.1%
Total Access Communication	72,900	208

United Kingdom — 18.3%
3i Group	6,959	24
Aberdeen Asset Management	27,722	150
Admiral Group	2,794	50
Afren*	327,600	717
Aggreko	6,470	231
Amec	85,317	1,427
Amlin	194,698	1,206
Associated British Foods	8,603	204
AstraZeneca	29,601	1,407
Aviva	198,128	1,113
Babcock International Group	13,824	221
BAE Systems	199,103	1,044
Balfour Beatty	197,285	817
Barclays	347,997	1,372
Barratt Developments*	40,784	127
BG Group	190,069	3,259
BHP Billiton	87,781	2,760
Bodycote	1,419	10
BP	194,643	1,346
BP PLC ADR	7,724	323
British American Tobacco	45,553	2,390
British Land‡	5,909	52
British Sky Broadcasting Group	583	7
BT Group, Cl A	155,588	582
Bunzl	77,396	1,276

Description	Shares	Market Value ($ Thousands)

Burberry Group	2,422	$50
Cairn Energy	118,607	511
Capita	95,904	1,172
Carnival	1,109	45
Catlin Group	9,789	76
Centrica	212,674	1,111
Cobham	9,603	33
Compass Group	17,776	205
Croda International	3,366	128
Diageo	56,505	1,682
Direct Line Insurance Group*	71,400	232
Elementis	2,201	8
Eurasian Natural Resources	61,869	268
GlaxoSmithKline	41,270	883
Group 4 Securicor	39,595	157
Hammerson‡	11,043	83
Hogg Robinson Group	12,437	10
Home Retail Group (A)	716,511	1,283
HSBC Holdings	316,843	3,230
ICAP	140,735	657
IMI	3,027	51
Imperial Tobacco Group	24,797	993
Inmarsat	5,518	52
InterContinental Hotels Group	10,666	285
Intermediate Capital Group	4,503	21
Intertek Group	6,603	327
ITV	117,052	185
J Sainsbury	2,642	14
Johnson Matthey	8,613	331
Kazakhmys	19,406	222
Keller Group	2,804	29
Kingfisher	283,196	1,262
Land Securities Group‡	6,913	90
Legal & General Group	100,339	234
Lloyds Banking Group*	606,357	452
London Stock Exchange Group	4,160	65
Marks & Spencer Group	2,234	14
Meggitt	12,582	79
Melrose Industries	21,428	73
Michael Page International	105,848	604
Micro Focus International	3,095	29
Mondi	6,088	63
National Grid	15,186	171
Next	4,303	252
Old Mutual	72,824	200
Pearson	5,484	104
Persimmon*	1,011	13
Petrofac	76,578	1,998
Polyus Gold International*	112,264	371
Premier Oil*	161,044	868
Prudential	128,460	1,863
QinetiQ	56,751	180
Reckitt Benckiser Group	152	10
Reed Elsevier	59,322	611
Rexam	167,897	1,178
Rio Tinto	29,978	1,486
Rolls-Royce Holdings	111,477	1,591
Royal Bank of Scotland Group*	5,349	25
Royal Dutch Shell, Cl A	39,390	1,320
Royal Dutch Shell, Cl B	34,193	1,181
Royal Dutch Shell, Cl A (GBP)	8,247	276
SABMiller	7,031	318

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Sage Group	2,814	$14
Savills	997	7
Segro‡	4,036	15
Serco Group	1,104	10
Severn Trent	5,685	147
Shire	64,409	1,864
Smiths Group	588	10
SSE	699	16
Standard Chartered	107	2
Standard Life	31,616	162
Subsea 7	44,860	1,026
Tate & Lyle	1,042	13
Taylor Wimpey PLC	9,898	10
Tesco	643,081	3,351
Tullow Oil	45,816	1,011
Unilever	33,554	1,292
United Utilities Group	7,575	83
Vodafone Group	1,142,649	2,951
Whitbread	3,621	139
William Hill	46,210	250
Willis Group Holdings	27,400	961
Wolseley	10,315	479
WPP	107,245	1,471

		68,714

United States — 1.1%
Alon USA Energy	502	7
Autoliv	8,500	513
Axis Capital Holdings	11,108	400
Bassett Furniture Industries	723	8
Cognizant Technology Solutions, Cl A*	8,200	551
ConocoPhillips	8,249	470
International Shipholding	1,160	19
Manpower	7,793	300
Mosaic	2,684	145
Newmont Mining	20,200	951
Phillips 66	8,774	459
Tesoro	6,197	262
Unisys	2,168	38

		4,123

Total Common Stock (Cost $340,373) ($ Thousands)		346,033

PREFERRED STOCK — 0.4%

Brazil — 0.0%
Centrais Eletricas Brasileiras, Cl B	31,100	143

Germany — 0.4%
Bayerische Motoren Werke	104	6
Henkel	6,076	508
KSB	15	7
ProSiebenSat.1 Media	5,456	160
RWE	494	18
Volkswagen	3,265	707

		1,406

Total Preferred Stock (Cost $1,504) ($ Thousands)		1,549

Description		Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

		Number Of Rights
RIGHTS — 0.0%

Switzerland — 0.0%
Swiss Prime Site, Expires 12/05/12		102	$—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 0.180%†** (D)		7,397,422	7,397

Total Affiliated Partnership (Cost $7,397) ($ Thousands)			7,397

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**		16,878,614	16,879

Total Cash Equivalent (Cost $16,879) ($ Thousands)			16,879

TIME DEPOSITS — 2.4%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR	6	1
2.404%, 12/01/2012	AUD	19	20
1.550%, 12/01/2012	NZD	—	—
0.550%, 12/01/2012	NOK	147	26
0.350%, 12/01/2012	SEK	62	9
0.198%, 12/01/2012	CAD	10	10
0.071%, 12/01/2012	GBP	48	77
0.030%, 12/01/2012		8,604	8,605
0.010%, 12/01/2012	JPY	2,658	32
0.010%, 12/01/2012	SGD	29	24
0.005%, 12/01/2012	CHF	42	46
0.005%, 12/01/2012	HKD	34	5
(0.150)%, 12/01/2012	DKK	74	13
(0.030)%, 12/01/2012	EUR	23	29

Total Time Deposits (Cost $8,897) ($ Thousands)			8,897

U.S. TREASURY OBLIGATION (E) (F) — 0.3%
U.S. Treasury Bills 0.135%, 01/31/2013		$1,100	1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)			1,100

Total Investments — 101.8% (Cost $376,150) ($ Thousands)			$381,855

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2012

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	171	Dec-2012	$111
FTSE 100 Index	59	Dec-2012	71
Hang Seng Index	7	Dec-2012	2
SPI 200 Index	17	Dec-2012	28
Topix Index	43	Dec-2012	216

			$428

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date		Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
2/9/13-2/19/13	EUR	1,103	USD 1,409	$(27)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(1,436)	1,409	$(27)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $375,266 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $7,111 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $761 ($ Thousands) and represented 0.20% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $7,397 ($ Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$340,439	$5,443	$151	$346,033
Preferred Stock	1,542	7	—	1,549
Right	—	—	—	—
Time Deposits	8,897	—	—	8,897
U.S. Treasury Obligation	—	1,100	—	1,100
Cash Equivalent	16,879	—	—	16,879
Affiliated Partnership	—	7,397	—	7,397

Total Investments in Securities	$367,757	$13,947	$151	$381,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$428	$—	$—	$428
Forwards Contracts*	—	(27)	—	(27)

Total Other Financial Instruments	$428	$(27)	$—	$401

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.0%
MercadoLibre	8,600	$619

Australia — 1.6%
Amcor	545,746	4,498
Australia & New Zealand Banking Group	251,237	6,385
Australia & New Zealand Banking Group ADR	870,800	22,214
Beach Energy	693,563	1,042
BGP Holdings*	239,898	—
BHP Billiton ADR	346,600	24,969
Caltex Australia	648,708	12,372
CSL	28,579	1,541
Downer EDI	177,763	655
Flight Centre	23,533	663
Nufarm	93,961	573
Resolute Mining	580,019	1,122
Rio Tinto	31,730	1,945
Santos	212,126	2,465
Sigma Pharmaceuticals	489,088	344
Telstra	827,950	3,723
Telstra ADR	559,600	12,596

		97,107

Austria — 0.9%
AMS	3,657	395
Conwert Immobilien Invest*	933,351	11,520
Erste Group Bank	503,873	14,820
Schoeller-Bleckmann Oilfield Equipment	266,870	27,653

		54,388

Belgium — 0.4%
D’ieteren	8,095	386
InBev	293,427	25,718

		26,104

Brazil — 4.3%
Banco Bradesco ADR	2,447,700	41,219
Banco do Brasil	2,389,700	24,838
BM&F Bovespa	1,175,440	7,160
BR Malls Participacoes	1,765,507	22,990
Cia de Saneamento Basico do Estado de Sao Paulo	27,000	1,108
Cia de Saneamento Basico do Estado de Sao Paulo ADR	604,451	49,184
Cia Paranaense de Energia ADR	1,312,400	17,652
Cia Vale do Rio Doce ADR, Cl B	1,233,500	21,500
Cosan, Cl A	208,165	3,372
Embraer ADR (A)	449,854	11,215
Natura Cosmeticos	452,900	12,152
Petroleo Brasileiro ADR	855,600	15,375
Telefonica Brasil ADR	71,784	1,575
Tim Participacoes ADR	366,114	6,491
Totvs	1,168,887	22,174

		258,005

Canada — 5.0%
Agrium	329,220	33,605
Alimentation Couche Tard, Cl B	109,990	5,433

Description	Shares	Market Value ($ Thousands)

Canadian National Railway	219,000	$19,696
Cascades	32,900	137
Celestica*	139,300	1,031
Cenovus Energy	284,317	9,548
CGI Group, Cl A*	203,900	4,680
Dorel Industries, Cl B	21,800	808
Empire, Cl A	32,200	1,869
Enbridge	39,960	1,618
EnCana	143,700	3,139
Golden Star Resources* (A)	542,165	988
Granite Real Estate‡ (A)	87,730	3,254
Magna International, Cl A (A)	465,900	21,680
Manulife Financial (A)	1,971,000	25,327
Methanex	130,500	3,949
Onex	52,000	2,131
Poseidon Concepts	1,591,761	6,378
Potash Corp of Saskatchewan	397,650	15,318
Quebecor, Cl B	57,000	2,172
Rogers Communications, Cl B (A)	322,900	14,262
Saputo	74,600	3,458
Suncor Energy (A)	367,400	12,006
Teck Cominco, Cl B	336,200	11,382
Toronto-Dominion Bank	271,600	22,564
Valeant Pharmaceuticals International	412,502	22,981
West Fraser Timber	28,200	1,978
Yamana Gold	2,562,328	48,229

		299,621

Chile — 0.0%
Enersis ADR	128,805	2,183

China — 3.6%
Anhui Conch Cement	5,360,500	17,845
Baidu ADR*	153,552	14,789
Bank of China	3,526,000	1,488
China Merchants Bank	5,483,772	10,500
China Oilfield Services	11,649,400	23,269
China Petroleum & Chemical	32,732,900	34,718
China Shipping Container Lines*	44,163,900	11,682
China Telecom	3,914,000	2,131
Industrial & Commercial Bank of China	41,283,645	27,860
Mindray Medical International ADR (A)	546,700	18,495
PetroChina	172,000	230
Shanghai Friendship Group, Cl B	241,620	251
Sinopharm Group	3,022,586	9,380
Tencent Holdings	370,335	12,099
Weichai Power	5,659,600	21,287
Yanzhou Coal Mining ADR (A)	727,900	11,188

		217,212

Colombia — 0.3%
BanColombia ADR, Cl R (A)	310,900	19,982

Czech Republic — 0.2%

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Komercni Banka	64,300	$12,813

Denmark — 1.0%
AP Moeller - Maersk, Cl B	207	1,478
Carlsberg, Cl B	260,900	25,404
Coloplast, Cl B	12,014	2,805
GN Store Nord	114,164	1,613
Novo-Nordisk, Cl B	193,919	30,800

		62,100

Finland — 0.1%
Orion, Cl B	23,900	640
Stora Enso, Cl R	891,945	5,841
UPM-Kymmene	198,080	2,228

		8,709

France — 3.6%
Air France-KLM*	53,973	495
Air Liquide	175,367	21,419
Arkema	80,139	8,198
BNP Paribas	254,115	14,193
Capital Gemini	354,764	15,019
Compagnie Generale des Etablissements Michelin, Cl B	265,774	24,718
France Telecom ADR (A)	1,885,600	20,195
LVMH Moet Hennessy Louis Vuitton	160,676	28,191
Publicis Groupe	302,641	17,120
Sanofi-Aventis	461,008	41,167
Societe Generale	258,861	9,361
Teleperformance	86,530	3,011
Thales	50,602	1,820
Total	160,476	8,030
Valeo	26,885	1,275
Wendel	16,126	1,513

		215,725

Germany — 8.4%
Adidas	320,308	28,170
Allianz	137,606	17,888
BASF	236,356	21,180
Bayer	179,223	16,212
Beiersdorf	65,905	5,169
Bilfinger	23,923	2,338
Celesio	100,416	1,705
Continental	58,220	6,444
Deutsche Bank	352,200	15,547
Deutsche Boerse	414,300	23,337
Deutsche Lufthansa	963,214	15,985
Deutsche Post	594,720	12,345
Dialog Semiconductor*	1,142,552	23,249
Duerr	23,660	1,973
Freenet	141,397	2,633
Fresenius Medical Care	312,544	21,463
GEA Group	767,729	25,087
Gildemeister	37,137	715
Hannover Rueckversicherung	32,817	2,418
Henkel	352,067	23,856
Hugo Boss	247,714	25,980
Infineon Technologies	108,916	835
Kabel Deutschland Holding	356,717	25,795
KUKA*	51,050	1,734
Lanxess	33,550	2,921

Description	Shares	Market Value ($ Thousands)

Leoni	33,135	$1,149
Merck KGaA	11,012	1,473
Muenchener Rueckversicherungs	117,048	19,980
Norddeutsche Affinerie	119,040	7,565
Rheinmetall	137,991	6,388
SAP	729,719	56,982
Siemens	462,401	47,691
Suedzucker	316,122	12,454
Symrise	796,885	27,750
TUI	28,868	287

		506,698

Hong Kong — 3.1%
AAC Technologies Holdings	1,344,000	5,046
AIA Group	4,433,659	17,248
Chaoda Modern Agriculture*	52,790	8
China Mobile	1,363,500	15,588
CLP Holdings	1,136,000	9,960
CNOOC	11,008,322	23,551
Daphne International Holdings	1,440,100	1,895
First Pacific	20,615,289	21,653
Hang Seng Bank	751,600	11,482
Hong Kong Exchanges and Clearing	1,139,800	18,207
Jardine Matheson Holdings	394,332	23,274
Link‡	924,000	5,013
New World Development	512,000	811
Orient Overseas International	3,755,000	23,838
Power Assets Holdings	516,000	4,541
SJM Holdings	1,603,000	3,781
Yue Yuen Industrial Holdings	397,500	1,393

		187,289

India — 1.1%
Hindustan Unilever	475,868	4,708
ICICI Bank ADR	972,700	39,871
Indian Bank	90,444	305
ITC	1,068,660	5,864
JBF Industries	28,129	66
Tata Motors ADR (A)	516,700	12,954
Zuari Holdings*	6,801	40

		63,808

Indonesia — 1.4%
Altisource Portfolio Solutions*	22,494	2,392
Bank Rakyat Indonesia Persero	34,741,742	25,531
Charoen Pokphand Indonesia	57,340,418	20,471
Kalbe Farma	228,216,345	24,502
Semen Gresik Persero	1,148,000	1,771
Telekomunikasi Indonesia	3,403,500	3,193
Telekomunikasi Indonesia ADR	101,663	3,867

		81,727

Ireland — 1.3%
Accenture, Cl A	235,133	15,970
Covidien	286,100	16,625
Experian	1,366,498	22,711
ICON ADR*	821,867	22,675

		77,981

Israel — 1.3%
Bank Hapoalim (B)	891,142	3,677
Ceragon Networks*	345,741	1,777

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Check Point Software Technologies	313,666	$14,482
Israel Chemicals (B)	934,480	11,526
Israel Discount Bank, Cl A* (B)	449,363	672
Teva Pharmaceutical Industries ADR	1,060,950	42,809

		74,943

Italy — 0.6%
Enel	637,034	2,414
Exor	167,879	4,153
Lottomatica	135,664	2,987
Tod’s	204,294	24,910

		34,464

Japan — 11.6%
Aeon	2,013,900	22,515
Aisin Seiki	135,900	4,014
Alfresa Holdings	84,100	3,528
Alpine Electronics	80,100	677
Aoyama Trading	29,400	534
Arnest One	68,600	936
Astellas Pharma	13,400	678
Autobacs Seven	13,500	526
Avex Group Holdings	15,600	336
Calsonic Kansei	850,000	3,917
Central Japan Railway	61,300	4,854
COMSYS Holdings	123,100	1,446
Daicel	586,000	3,567
Daihatsu Motor	391,000	6,936
Dai-ichi Life Insurance	2,034	2,304
Daiichikosho	23,200	540
Daikyo	1,523,000	3,657
Dainippon Sumitomo Pharma	505,300	5,943
Daito Trust Construction	179,400	17,381
Daiwa House Industry	1,224,000	18,701
DCM Japan Holdings	66,300	427
Dena	756,946	27,765
Denso	682,500	22,419
EDION	243,300	950
FamilyMart	62,200	2,757
FANUC	72,950	12,296
Fuji Heavy Industries	96,000	1,077
Fuji Heavy Industries ADR	1,379,000	31,014
Fujitsu	1,367,000	5,172
GMO internet	73,600	448
Hino Motors	388,000	3,331
HIS	97,900	3,015
Hitachi	9,565,300	55,209
Hitachi High-Technologies	39,400	875
Honda Motor ADR (A)	633,100	21,082
Hoosiers	328	230
Idemitsu Kosan	19,000	1,557
IHI	1,284,000	2,849
Isetan Mitsukoshi Holdings	335,200	2,983
IT Holdings	142,200	1,740
Iwatani	101,000	377
Izumi	63,700	1,420
Japan Airlines*	26,900	1,236
Japan Securities Finance	997,201	4,716
JGC	156,000	5,136
KDDI	618,847	45,774
Kewpie	23,300	339

Description	Shares	Market Value ($ Thousands)

Komatsu	1,401,363	$31,385
Konica Minolta Holdings	518,500	3,697
Kyowa Exeo	52,900	534
LIXIL Group	37,800	800
Maeda Road Construction	87,000	1,181
Medipal Holdings	522,200	6,174
Megane TOP	38,400	468
Misawa Homes	98,000	1,401
Mitsubishi Estate	273,000	5,260
Mitsubishi UFJ Financial Group	4,646,475	21,241
Mitsui ADR	82,300	22,879
Mitsui Matsushima	258,000	416
Mizuho Financial Group	14,193,700	22,718
Namco Bandai Holdings	439,500	6,166
NEC Networks & System Integration	39,800	712
NET One Systems	136,000	1,319
Nichii Gakkan	280,900	2,210
Nihon Kohden	11,700	384
Nippo	166,000	1,908
Nippon Flour Mills	78,000	329
Nippon Light Metal Holdings	1,073,000	963
Nippon Steel & Sumitomo Metal	5,574,000	12,774
Nippon Telegraph & Telephone	196,900	8,798
Nissan Tokyo Sales Holdings*	327,000	1,273
Nitto Denko ADR (A)	1,039,060	27,223
Nomura Real Estate Holdings	97,500	1,683
North Pacific Bank*	224,800	586
NTT Data	706	2,044
Oriental Land	6,800	875
Otsuka	27,900	2,213
Otsuka Holdings	132,500	3,931
Round One	72,600	409
Secom	489,600	25,053
Sega Sammy Holdings	637,300	10,602
Seino Holdings	201,000	1,216
Sekisui Chemical	152,000	1,191
Shimachu	24,700	520
Ship Healthcare Holdings	33,900	1,055
SKY Perfect JSAT Holdings	4,256	1,809
Softbank	746,483	27,969
Sojitz	1,141,600	1,440
Sumisho Computer Systems	13,400	229
Sumitomo Osaka Cement	104,000	328
Suzuken	146,000	4,346
Sysmex	505,689	22,841
Toagosei	341,000	1,460
Toho Holdings	150,900	2,884
Tokyo Seimitsu	60,500	998
Toshiba TEC	168,000	843
Toyoda Gosei	69,000	1,443
Toyota Motor	738,369	31,649
Unipres	53,700	1,283
United Arrows	19,300	495
Watabe Wedding	7,955	58
Zeon	210,000	1,698

		694,548

Jersey — 0.0%
Randgold Resources ADR	7,395	794

Malaysia — 0.1%

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Axiata Group	1,737,600	$3,384
Hong Leong Financial Group	94,700	398
RHB Capital	180,000	444
Telekom Malaysia	2,081,500	3,745
Tenaga Nasional	333,700	762

		8,733

Mexico — 0.9%
Alfa, Cl A	1,345,040	2,803
America Movil ADR, Ser L	369,412	8,715
Cemex ADR*	296,949	2,643
Fomento Economico Mexicano ADR	69,660	6,832
Grupo Financiero Banorte, Ser O	1,298,800	7,419
Grupo Financiero Santander Mexico ADR*	422,901	6,178
Wal-Mart de Mexico	5,345,900	16,793

		51,383

Netherlands — 3.0%
ASML Holding	42,746	2,671
Chicago Bridge & Iron (A)	616,107	25,032
Core Laboratories	335,800	34,648
CSM	10,955	217
European Aeronautic Defense and Space	395,164	13,306
Heineken	79,451	5,240
Koninklijke Philips Electronics	401,659	10,375
Koninklijke Vopak	36,030	2,662
LyondellBasell Industries, Cl A	485,182	24,128
NXP Semiconductor	1,033,493	25,300
Reed Elsevier	1,762,200	25,452
Royal KPN	829,028	4,690
TNT*	879,071	2,987
Yandex, Cl A*	272,700	5,950

		182,658

New Zealand — 0.1%
Chorus	229,090	639
Telecom of New Zealand	1,145,450	2,172

		2,811

Norway — 2.3%
DnB	2,253,837	28,076
Norsk Hydro	3,126,500	14,994
Seadrill	1,008,557	38,822
Statoil	425,543	10,407
Statoil ADR	1,658,000	40,438
Yara International	48,763	2,446

		135,183

Poland — 0.2%
KGHM Polska Miedz	233,381	13,191
Polski Koncern Naftowy Orlen*	37,153	537
Tauron Polska Energia	321,681	440

		14,168

Qatar — 0.4%
Industries Qatar QSC (B)	583,428	24,410

Russia — 0.6%
Lukoil ADR	216,580	13,629

Description	Shares	Market Value ($ Thousands)

Mail.ru Group GDR	750,135	$24,755

		38,384

Singapore — 1.8%
Avago Technologies	711,491	24,973
DBS Group Holdings	1,779,000	21,063
Golden Agri-Resources	22,210,400	12,011
Keppel	2,556,342	22,433
Oversea-Chinese Banking	229,000	1,766
STX OSV Holdings	671,000	762
United Overseas Bank	98,000	1,503
United Overseas Bank ADR	719,200	22,079
UOB-Kay Hian Holdings	55,000	73

		106,663

South Africa — 0.6%
Life Healthcare Group Holdings	872,800	3,145
MTN Group	58,874	1,085
Sasol ADR	775,100	32,825
Telkom	253,773	441

		37,496

South Korea — 4.2%
Hana Financial Group	357,820	11,103
Hanjin Shipping	540,910	5,270
Hyundai Mobis	79,729	21,021
Hyundai Motor	127,912	26,637
Kia Motors	198,936	11,372
KISCO Holdings	616	20
Korea Zinc	8,574	3,456
KT	121,340	4,224
LG.Philips LCD	369,420	11,804
POSCO	42,795	12,785
POSCO ADR (A)	284,200	21,141
Samsung Electronics	52,846	68,617
Samsung Heavy Industries	131,920	4,441
SK Holdings	60,747	10,070
SK Telecom	6,110	849
SK Telecom ADR	1,520,400	23,217
Woori Finance Holdings	372,880	3,495
Woori Finance Holdings ADR (A)	392,000	11,094

		250,616

Spain — 0.4%
Amadeus IT Holding, Cl A	835,264	19,500
Banco Popular Espanol	360	—
Grifols	106,875	3,419

		22,919

Sweden — 2.5%
BillerudKorsnas	58,221	616
Electrolux, Cl B	287,402	7,514
Getinge, Cl B	1,111,198	35,796
Hennes & Mauritz, Cl B	595,005	19,292
Hexagon, Cl B	1,056,844	26,125
Husqvarna, Cl B	169,889	1,020
Kinnevik Investment, Cl B	44,044	857
Nordea Bank	449,340	4,110
Skandinaviska Enskilda Banken, Cl A	194,601	1,565
Svenska Cellulosa, Cl B	86,032	1,740
Svenska Cellulosa ADR	643,000	13,066
Svenska Handelsbanken, Cl A	202,500	7,192

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Swedbank, Cl A	836,087	$15,432
Telefonaktiebolaget LM Ericsson ADR (A)	1,790,600	16,814

		151,139

Switzerland — 4.1%
Banque Cantonale Vaudoise	538	295
Credit Suisse Group ADR	546,700	12,908
Forbo Holding	3,531	2,278
Georg Fischer	4,141	1,535
Julius Baer Group	342,572	11,737
Nestle	388,727	25,449
Novartis	333,212	20,628
Novartis ADR	271,500	16,846
OC Oerlikon	1,018,811	10,910
Roche Holding	171,688	33,804
Swatch Group, Cl B	21,580	10,427
Swiss Life Holding	38,451	5,147
Swiss Re	95,432	6,876
Syngenta	42,270	16,951
Transocean	466,200	21,539
UBS	843,186	13,197
Zurich Insurance Group ADR (A)	1,348,600	34,497

		245,024

Taiwan — 1.1%
Advanced Semiconductor Engineering ADR	5,504,397	22,733
Fubon Financial Holding	9,047,949	10,277
Hermes Microvision	97,000	2,110
HON HAI Precision Industry	96,000	308
Hwa Fong Rubber*	383,000	80
Long Bon International	488,000	340
Novatek Microelectronics	1,279,000	5,150
Taishin Financial Holding	2,389,610	909
Taiwan Semiconductor Manufacturing	2,449,000	8,320
Taiwan Semiconductor Manufacturing ADR (A)	754,000	13,022
United Microelectronics	4,159,000	1,610
United Microelectronics ADR (A)	1,211,600	2,314

		67,173

Thailand — 1.4%
Advanced Info Service	2,787,300	19,981
Airports of Thailand	238,300	730
Bangkok Bank	1,527,600	9,109
Bangkok Dusit Medical Services, Cl F	835,500	3,049
CP ALL	18,269,231	23,514
Kasikornbank	326,000	1,986
Krung Thai Bank	10,849,250	6,505
Shin	1,192,500	2,467
Siam Commercial Bank	938,500	4,969
Thanachart Capital	708,200	825
Total Access Communication	4,517,000	12,915

		86,050

Turkey — 1.3%
Akbank	3,943,563	18,504
Ipek Dogal Enerji Kaynaklari Ve Uretim*	496,924	1,653

Description	Shares	Market Value ($ Thousands)

KOC Holding ADR (A)	593,443	$13,572
Koza Anadolu Metal Madencilik Isletmeleri*	820,596	2,527
Turk Hava Yollari*	2,165,095	6,377
Turkcell Iletisim Hizmet*	285,119	1,716
Turkiye Garanti Bankasi	1,854,529	8,805
Turkiye Halk Bankasi	639,635	6,196
Turkiye Is Bankasi, Cl C	1,544,365	4,981
Turkiye Vakiflar Bankasi Tao, Cl D	4,525,161	10,971

		75,302

United Kingdom — 16.9%
3i Group	6,722,439	22,797
Aberdeen Asset Management	1,076,430	5,831
Amec	232,300	3,887
ARM Holdings	1,090,492	13,527
ARM Holdings ADR	1,504,053	56,131
Associated British Foods	50,674	1,200
AstraZeneca	456,670	21,711
AstraZeneca ADR	736,000	34,989
BAE Systems ADR (A)	1,095,000	23,214
Barclays	10,019,196	39,501
Barratt Developments*	843,600	2,638
BG Group	665,519	11,413
BHP Billiton	161,626	5,082
BP	1,365,661	9,446
BP PLC ADR	251,812	10,516
British American Tobacco	570,177	29,918
Burberry Group	416,289	8,586
Cairn Energy	970,496	4,179
Carnival	563,650	22,809
Centrica	263,873	1,378
Debenhams	2,537,129	4,794
Diageo	1,382,918	41,157
Diageo ADR	203,600	24,344
Drax Group	152,300	1,320
easyJet	255,118	2,925
EnQuest*	459,062	839
Eurasian Natural Resources	399,770	1,731
Firstgroup	92,598	277
GKN	481,310	1,712
Home Retail Group	1,009,815	1,808
HSBC Holdings	6,467,878	65,973
Imagination Technologies Group*	3,069,811	19,994
Imperial Tobacco Group	1,039,295	41,590
InterContinental Hotels Group	264,516	7,071
Intermediate Capital Group	330,795	1,544
Kazakhmys	448,622	5,130
Kingfisher	4,202,826	18,725
Marks & Spencer Group ADR	990,400	12,410
Micro Focus International	120,601	1,108
Mitie Group	95,300	410
Mondi	334,634	3,440
Pace	116,725	343
Pearson	763,434	14,413
Petrofac	145,450	3,795
QinetiQ	448,082	1,421
Reckitt Benckiser Group	431,315	27,131
Reed Elsevier	693,500	7,141
Rio Tinto	136,721	6,779
Rio Tinto ADR (A)	968,600	48,236

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Rolls-Royce Holdings	969,540	$13,837
Royal Bank of Scotland Group*	1,585,075	7,499
Royal Dutch Shell, Cl A	1,388,919	46,551
Royal Dutch Shell, Cl A (GBP)	120,089	4,022
Royal Dutch Shell ADR, Cl A	493,300	33,036
SABMiller	317,988	14,410
Sage Group	4,833,838	24,139
Sage Group ADR	577,600	11,506
Shire	1,068,368	30,923
Standard Chartered	915,541	21,349
Tate & Lyle	28,837	357
Taylor Wimpey PLC	1,720,162	1,681
Unilever ADR	594,200	22,788
Vodafone Group	8,513,140	21,987
Weir Group	849,294	25,725
WH Smith	40,700	424
Whitbread	158,380	6,089
William Hill	559,001	3,021
Wolseley	91,810	4,263
WPP	1,706,526	23,411

		1,013,332

United States — 3.1%
Axis Capital Holdings	639,600	23,007
Boise (A)	298,237	2,445
Calamos Asset Management, Cl A	36,343	356
Cambrex	100,750	1,105
Carnival	464,500	17,958
Central Garden and Pet*	35,753	400
ConocoPhillips	157,653	8,977
Delek US Holdings	61,298	1,610
Everest Re Group	221,500	24,026
PDL BioPharma (A)	136,930	1,082
Phillips 66	277,749	14,546
RenaissanceRe Holdings	145,700	12,058
Schlumberger	376,020	26,931
Tesoro	181,447	7,671
Universal (A)	29,838	1,489
Virgin Media (A)	753,022	26,484
Western Refining (A)	38,884	1,130
Yum! Brands	265,000	17,776

		189,051

Total Common Stock (Cost $5,303,180) ($ Thousands)		5,699,315

PREFERRED STOCK — 0.7%

Brazil — 0.2%
Cia de Bebidas das Americas ADR (A)	26,149	1,088
Itau Unibanco Holding ADR	669,600	10,144
Telefonica Brasil	43,600	960

		12,192

Germany — 0.5%
Henkel	48,084	4,018
ProSiebenSat.1 Media	78,719	2,304
Volkswagen	103,090	22,318

		28,640

Total Preferred Stock (Cost $31,725) ($ Thousands)		40,832

Description	Shares/Face Amount (1) ($Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund	553,400	$23,132

Total Exchange Traded Fund (Cost $23,698) ($ Thousands)		23,132

AFFILIATED PARTNERSHIP (C) — 6.6%
SEI Liquidity Fund, L.P. 0.180%†**	395,260,256	395,260

Total Affiliated Partnership (Cost $395,260) ($ Thousands)		395,260

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	83,200,953	83,201

Total Cash Equivalent (Cost $83,201) ($ Thousands)		83,201

TIME DEPOSITS — 1.9%
Brown Brothers Harriman
(0.150)%, 12/01/2012 DKK	2	—
(0.030)%, 12/01/2012 EUR	1,148	1,493
4.150%, 12/01/2012 ZAR	53	6
2.404%, 12/01/2012 AUD	433	452
1.550%, 12/01/2012 NZD	—	—
0.550%, 12/01/2012 NOK	3,362	594
0.350%, 12/01/2012 SEK	1	—
0.198%, 12/01/2012 CAD	334	337
0.071%, 12/01/2012 GBP	742	1,189
0.030%, 12/01/2012	111,575	111,575
0.010%, 12/01/2012 JPY	68,854	835
0.010%, 12/01/2012 SGD	34	28
0.005%, 12/01/2012 CHF	10	10
0.005%, 12/01/2012 HKD	610	79

Total Time Deposits (Cost $116,598) ($ Thousands)		116,598

U.S. TREASURY OBLIGATIONS (D) (E) — 0.4%
U.S. Treasury Bills
0.234%, 02/07/2013	$2,200	2,200
0.135%, 01/31/2013	20,600	20,598

Total U.S. Treasury Obligations (Cost $22,796) ($ Thousands)		22,798

Total Investments — 106.2% (Cost $5,976,458) ($ Thousands)		$6,381,136

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2012

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,040	Dec-2012	$22
FTSE 100 Index	351	Dec-2012	177
Hang Seng Index	45	Dec-2012	8
S&P TSX 60 Index	106	Dec-2012	(91)
SPI 200 Index	114	Dec-2012	142
Topix Index	303	Dec-2012	955

			$1,213

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/8/13	EUR	17,652	USD	22,644	$(348)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	(22,992)	22,644	$(348)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,009,158 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2012. The total value of securities on loan at November 30, 2012 was $383,918 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $40,284 ($ Thousands) and represented 0.67% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2012 was $395,260 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,634,616	$64,651	$48	$5,699,315
Preferred Stock	40,832	—	—	40,832
Exchange Traded Fund	23,132	—	—	23,132
Affiliated Partnership	—	395,260	—	395,260
Cash Equivalent	83,201	—	—	83,201
Time Deposits	116,598	—	—	116,598
U.S. Treasury Obligations	—	22,798	—	22,798

Total Investments in Securities	$5,898,379	$482,709	$48	$6,381,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,213	$—	$—	$1,213
Forwards Contracts*	—	(348)	—	(348)

Total Other Financial Instruments	$1,213	$(348)	$—	$865

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 0.0%
MercadoLibre	200	$14

Australia — 2.3%
Australia & New Zealand Banking Group	13,401	341
BGP Holdings*	4,500	—
BHP Billiton ADR	5,200	375
Commonwealth Bank of Australia	5,675	353
CSL	1,900	102
Troy Resources	2,528	11
Woodside Petroleum	7,000	247

		1,429

Austria — 1.9%
Conwert Immobilien Invest*	14,703	182
Erste Group Bank	7,559	222
Immobilien Anlagen	1,213	17
OMV	7,463	267
Schoeller-Bleckmann Oilfield Equipment	4,191	434
Strabag	1,589	42
Voestalpine	106	3

		1,167

Belgium — 0.0%
Recticel	4,647	30

Brazil — 2.4%
Banco Bradesco ADR	14,600	246
Banco do Brasil	37,200	387
BM&F Bovespa	20,999	128
BR Malls Participacoes	5,100	66
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	74
Cielo	2,050	54
Duratex	9,300	65
Embraer ADR	6,787	169
Natura Cosmeticos	8,465	227
Raia Drogasil	5,900	59

		1,475

Canada — 4.5%
Agrium	2,900	296
Bank of Nova Scotia	100	6
Barrick Gold	3,120	108
Canadian National Railway	2,804	252
Canadian Natural Resources	6,700	193
Cenovus Energy	4,974	167
Cogeco	400	13
Enbridge	550	22
EnCana	7,400	162
Imperial Oil	6,100	260
Intertape Polymer Group	6,340	52
Magellan Aerospace*	1,300	4
Nexen	9,400	231
Onex	100	4
Parkland Fuel	1,391	25
Potash Corp of Saskatchewan	6,078	234
Rogers Communications, Cl B	4,600	203

Description	Shares	Market Value ($ Thousands)

Teck Cominco, Cl B	4,900	$166
Toronto-Dominion Bank	3,200	267
Westjet Airlines	3,675	70
Yamana Gold	3,380	63

		2,798

Chile — 0.1%
Enersis ADR	2,851	48

China — 5.1%
Agricultural Bank of China	10,000	4
Anhui Conch Cement	82,000	273
Baidu ADR*	1,895	182
Bank of China	481,000	203
China Merchants Bank	87,245	167
China Oilfield Services	173,800	347
China Railway Construction	67,400	75
China Shipping Container Lines*	664,000	176
Industrial & Commercial Bank of China	983,222	664
Mindray Medical International ADR	8,200	277
PICC Property & Casualty	58,000	75
Sinopharm Group	49,825	155
Tencent Holdings	7,444	243
Weichai Power	84,200	317

		3,158

Colombia — 0.5%
BanColombia ADR, Cl R	4,700	302

Czech Republic — 0.3%
Komercni Banka	1,000	199

Denmark — 0.9%
Novo-Nordisk, Cl B	3,542	563

Finland — 0.1%
Norvestia, Cl B	38	—
Stora Enso, Cl R	518	4
Tieto	1,555	30

		34

France — 4.0%
Air Liquide	2,599	317
Arkema	710	73
AXA	10,982	181
BNP Paribas	3,271	183
Cie Lebon	46	6
Compagnie Generale des Etablissements Michelin, Cl B	6,057	563
Les Nouveaux Constructeurs Investissement	2,195	16
L’Oreal	730	99
LVMH Moet Hennessy Louis Vuitton	2,403	422
Publicis Groupe	4,635	262
Societe Generale	6,641	240
UBISOFT Entertainment*	11,900	119
Vivendi	519	11

		2,492

Germany — 6.2%

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Adidas	4,745	$417
ADVA Optical Networking*	249	1
Allianz	2,069	269
Aurelius	449	24
BASF	7,037	631
Bayer	3,535	320
Borussia Dortmund GmbH & KGaA	6,049	21
Continental	1,066	118
CropEnergies	1,762	11
Deutsche Bank	5,800	256
Freenet	3,653	68
Fresenius Medical Care	5,702	392
Kabel Deutschland Holding	1,180	85
Leifheit	624	25
Patrizia Immobilien*	5,233	44
SAP	6,752	527
Schuler	1,229	30
Siemens	3,510	362
Volkswagen	1,142	232

		3,833

Hong Kong — 4.3%
AIA Group	58,131	226
Alco Holdings	30,415	6
Allan International Holdings	11,683	3
China Mobile	26,000	297
Chuang’s Consortium International	452,000	55
CLP Holdings	2,500	22
CNOOC	166,030	355
CSI Properties	1,960,000	80
Daphne International Holdings	22,500	30
First Pacific	56,000	59
Harbour Centre Development	7,000	11
Hong Kong Exchanges and Clearing	17,421	278
Hong Kong Ferry Holdings	10,000	10
Jardine Matheson Holdings	3,600	212
Luen Thai Holdings	201,000	31
Newocean Energy Holdings	134,000	63
Orient Overseas International	55,500	352
Pacific Textile Holdings	25,000	22
Shimao Property Holdings	43,000	87
SJM Holdings	43,000	101
Sun Art Retail Group	48,000	74
TAI Cheung Holdings	208,000	172
Techtronic Industries	34,000	67
Wing On International	24,111	67

		2,680

India — 1.2%
Ambuja Cements GDR*	17,480	67
HDFC Bank ADR	1,690	71
ICICI Bank ADR	15,300	627

		765

Indonesia — 0.3%
Asahimas Flat Glass	3,000	3
Telekomunikasi Indonesia ADR	5,029	191

		194

Ireland — 1.3%
Accenture, Cl A	3,182	216
Covidien	4,551	265

Description	Shares	Market Value ($ Thousands)

ICON ADR*	12,433	$343

		824

Israel — 1.0%
Ceragon Networks*	9,659	50
Check Point Software Technologies	5,171	239
Teva Pharmaceutical Industries ADR	8,015	323

		612

Italy — 0.6%
Danieli & C Officine Meccaniche	145	4
Enel	33,760	128
Exor	2,305	57
Fiat	35,417	164

		353

Japan — 10.3%
ABC-Mart	1,500	64
Amuse	1,500	29
AOI Electronic	200	3
Argo Graphics	2,100	27
AT-Group	4,000	51
Belluna	5,450	40
C-Cube	4,500	17
Central Japan Railway	600	48
Chuo Spring	3,000	11
Create Restaurants Holdings	1,000	21
Daihatsu Motor	3,000	53
Dai-ichi Life Insurance	37	42
Daito Trust Construction	600	58
Daiwa House Industry	4,000	61
Dena	2,600	95
Denso	10,200	335
East Japan Railway	1,000	66
Faith	153	16
FANUC	1,101	186
Fuji Kiko*	2,000	6
Fujitec	4,000	28
Fujitsu	18,000	68
Futaba Industrial	10,300	40
Gamecard-Joyco Holdings	1,000	16
Happinet	9,400	67
HIS	5,200	160
Hitachi	86,000	496
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	14
Hokuriku Gas	8,000	20
Honda Motor ADR	9,900	330
Ichikoh Industries*	3,000	4
IT Holdings	200	2
JGC	2,000	66
Justsystems*	8,800	33
Kamei	4,000	35
KDDI	4,269	316
Keiyo Gas	1,000	5
Komatsu	12,197	273
Komatsu Wall Industry	1,600	21
KRS	2,100	23
KU Holdings	700	4
Maeda Road Construction	13,000	176
Marubun	2,400	10
Maruzen - General Commercial Kitchen Appliances & Equipment	2,000	14

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Medipal Holdings	1,200	$14
Mimasu Semiconductor Industry	1,500	11
Mitani	4,800	56
Mitsubishi Estate	4,000	77
Mitsubishi UFJ Financial Group	123,919	566
Murakami	1,000	12
Nagawa	300	5
Nakayo Telecommunications	5,000	14
Namura Shipbuilding	7,200	21
Nichireki	4,000	20
NIFTY	20	32
Nihon Tokushu Toryo	1,600	7
Nippon Steel & Sumitomo Metal	84,000	193
Nippon Telegraph & Telephone	6,100	273
Nishikawa Rubber	400	4
Nisshin Fudosan	5,200	28
Nissin Sugar Holdings	2,300	42
NTT Data	12	35
Oriental Land	500	64
Otsuka Holdings	4,500	134
Pacific Industrial	4,000	23
Rokko Butter	2,800	19
San-Ai Oil	3,000	13
Sankyo Frontier	2,000	12
Secom	7,400	379
Seibu Electric Industry	2,000	8
Seino Holdings	20,000	121
Senshu Electric	5,000	56
Shidax	2,600	13
Shin Nippon Air Technologies	2,000	11
Shiroki	9,000	21
Sinko Industries	1,100	6
Soken Chemical & Engineering	700	6
Starts	1,500	10
Sumitomo Densetsu	3,600	35
TBK	2,000	10
TKC	600	10
Tokai	3,000	79
Tokyu Construction	11,670	22
Toyota Motor	8,154	350
Toyota Tsusho	200	5
Vital KSK Holdings	1,400	14
Warabeya Nichiyo	5,900	108
Yachiyo Industry	600	4

		6,398

Malaysia — 0.4%
AirAsia	28,200	26
AMMB Holdings	30,400	64
Axiata Group	48,100	94
DRB-Hicom	18,300	15
Gamuda	52,800	63
Hong Leong Financial Group	2,700	11

		273

Mexico — 1.0%
Fomento Economico Mexicano ADR	1,270	124
Grupo KUO De	900	2
Grupo Simec, Ser B, Cl B*	5,900	24
Industrias, Ser B*	31,600	203

Description	Shares	Market Value ($ Thousands)

Wal-Mart de Mexico	80,105	$252

		605

Netherlands — 2.3%
ASML Holding	653	41
Core Laboratories	5,000	516
European Aeronautic Defense and Space	6,258	211
ING Groep	288	3
Koninklijke Philips Electronics	728	19
Royal KPN	12,435	70
SNS Reaal*	1,762	2
Unilever	13,303	505
Yandex, Cl A*	3,414	74

		1,441

Norway — 1.0%
DnB	32,350	403
Norsk Hydro	46,958	225

		628

Peru — 0.1%
Credicorp	590	83

Philippines — 0.4%
Benpres Holdings (A)	1,077,100	165
Megaworld (A)	968,000	60
Metropolitan Bank & Trust (A)	21,700	53

		278

Poland — 0.7%
Getin Holding*	3,605	3
KGHM Polska Miedz	4,424	250
Polski Koncern Naftowy Orlen*	9,007	130
Powszechny Zaklad Ubezpieczen	530	66

		449

Russia — 0.0%
Surgutneftegas ADR	3,407	29

Singapore — 1.4%
Bukit Sembawang Estates	11,000	53
DBS Group Holdings	23,000	272
Golden Agri-Resources	8,000	4
GP Batteries International	17,000	13
Ho Bee Investment	7,000	9
Keppel	8,000	70
Oversea-Chinese Banking	2,000	16
Popular Holdings	41,000	8
QAF	39,000	23
United Industrial	89,000	201
United Overseas Bank	10,000	154
UOB-Kay Hian Holdings	33,000	44

		867

South Africa — 0.4%
MTN Group	13,920	256

South Korea — 4.2%
Hanjin Shipping	7,016	68
Hyundai Glovis	315	69
Hyundai Mobis	1,229	324

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Hyundai Motor	1,941	$404
Hyundai Wia	435	73
Kia Motors	603	34
KyungDong City Gas	297	22
LG.Philips LCD	510	16
Nong Shim Holdings	85	5
POSCO	526	157
Samsung Electronics	834	1,083
Samsung Heavy Industries	1,780	60
SK Holdings	926	154
Taekwang Industrial	123	106
YESCO	1,030	29

		2,604

Spain — 0.4%
Amadeus IT Holding, Cl A	11,500	268

Sweden — 2.2%
Getinge, Cl B	16,691	538
Hennes & Mauritz, Cl B	9,133	296
Husqvarna, Cl B	10,973	66
Svenska Cellulosa, Cl B	243	5
Svenska Handelsbanken, Cl A	2,959	105
Swedbank, Cl A	5,940	109
Telefonaktiebolaget LM Ericsson ADR	27,900	262

		1,381

Switzerland — 5.2%
Credit Suisse Group ADR	8,200	194
Julius Baer Group	6,560	225
Nestle	6,212	407
Novartis	5,223	323
Novartis ADR	4,100	254
OC Oerlikon	13,246	142
Roche Holding	4,023	792
Swatch Group, Cl B	390	188
Swiss Re	1,620	117
Syngenta	606	243
Transocean	7,100	328

		3,213

Taiwan — 1.8%
Advanced Semiconductor Engineering ADR	83,153	343
Asia Polymer	45,000	39
Asustek Computer	1,647	18
CMC Magnetics*	78,000	12
Elitegroup Computer Systems	52,000	16
Formosa Chemicals & Fibre	5,000	12
Formosa Petrochemical	7,000	21
HON HAI Precision Industry	8,131	26
HON HAI Precision Industry GDR	31,050	196
Nan Ya Plastics	6,000	11
Pegatron*	3,633	5
Quanta Computer	8,000	20
Taiwan Semiconductor Manufacturing ADR	19,526	337
United Microelectronics ADR	26,991	51
Yageo	72,000	22

Description	Shares	Market Value ($ Thousands)

Zenitron	23,000	$14

		1,143

Thailand — 1.1%
Advanced Info Service	35,300	253
Bangkok Dusit Medical Services, Cl F	18,400	67
Minor International	92,500	63
Total Access Communication	95,500	274

		657

Turkey — 1.2%
Akbank	59,334	278
Turkcell Iletisim Hizmet*	16,090	97
Turkiye Garanti Bankasi	27,825	132
Turkiye Halk Bankasi	8,990	87
Turkiye Is Bankasi, Cl C	13,056	42
Turkiye Vakiflar Bankasi Tao, Cl D	38,552	94

		730

United Kingdom — 16.1%
Aberdeen Asset Management	14,850	80
Amec	4,900	82
ARM Holdings	17,979	223
ARM Holdings ADR	23,177	865
AstraZeneca	6,874	327
Barclays	43,067	170
BG Group	12,926	222
BHP Billiton	6,278	197
BP	21,255	147
BP PLC ADR	4,764	199
British American Tobacco	9,691	508
Burberry Group	6,340	131
Carnival	8,021	325
Dart Group	7,297	14
Diageo	21,735	647
Elementis	32,114	114
Eurasian Natural Resources	10,767	47
Gem Diamonds	15,406	40
GKN	20,060	71
GlaxoSmithKline	2,730	58
HSBC Holdings	75,069	765
Impellam Group	800	4
Imperial Tobacco Group	7,727	309
Intermediate Capital Group	3,985	19
Johnson Service Group	14,781	8
Kazakhmys	6,821	78
Kingfisher	69,087	308
Lavendon Group	8,308	18
Meggitt	15,370	96
Pearson	11,339	214
Persimmon*	11,194	144
QinetiQ	2,709	9
Reckitt Benckiser Group	6,447	405
Rio Tinto	3,938	195
Rio Tinto ADR	7,600	378
Rolls-Royce Holdings	19,460	278
Royal Bank of Scotland Group*	28,250	134
SABMiller	5,060	229
Shire	19,059	552
Standard Chartered	13,038	304
Standard Life	10,373	53
Subsea 7	8,500	194

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Unilever ADR		9,400	$360
Vodafone Group		130,244	336
Whitbread		1,800	69
William Hill		13,800	75

			10,001

United States — 3.1%
Adams Resources & Energy		276	10
Carnival		6,900	267
Everest Re Group		3,300	358
Exxon Mobil		2,596	229
Flexsteel Industries		1,169	23
Phillips 66		4,718	247
Schlumberger		5,300	380
Sparton*		2,244	32
Tesoro		3,643	154
Yum! Brands		3,820	256

			1,956

Total Common Stock (Cost $53,553) ($ Thousands)			56,230

PREFERRED STOCK — 1.9%

Brazil — 1.0%
Banco Pine		3,800	24
Cia de Bebidas das Americas ADR		6,879	286
Cia Energetica do Ceara		4,300	71
Itau Unibanco Holding ADR		17,100	259

			640

Canada — 0.1%
Primero Mining, Cl Common Subscription Receipt*		11,083	73

Germany — 0.8%
Draegerwerk		200	19
Henkel		1,100	92
ProSiebenSat.1 Media		1,503	44
RWE		88	3
Volkswagen		1,543	334

			492

Total Preferred Stock (Cost $1,046) ($ Thousands)			1,205

EXCHANGE TRADED FUND — 0.2%

United States — 0.2%
iShares MSCI Emerging Markets Index Fund		3,900	163

Total Exchange Traded Fund (Cost $181) ($ Thousands)			163

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**		2,169,403	2,169

Total Cash Equivalent (Cost $2,169) ($ Thousands)			2,169

TIME DEPOSITS — 3.4%
Brown Brothers Harriman
4.150%, 12/01/2012	ZAR	—	—
2.404%, 12/01/2012	AUD	54	56

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

1.550%, 12/01/2012	NZD	$2	$1
0.550%, 12/01/2012	NOK	54	10
0.350%, 12/01/2012	SEK	98	15
0.198%, 12/01/2012	CAD	18	18
0.071%, 12/01/2012	GBP	44	71
0.030%, 12/01/2012		1,645	1,645
0.010%, 12/01/2012	JPY	6,337	77
0.010%, 12/01/2012	SGD	14	12
0.005%, 12/01/2012	CHF	23	25
0.005%, 12/01/2012	HKD	79	10
(0.150)%, 12/01/2012	DKK	80	14
(0.030)%, 12/01/2012	EUR	112	146

Total Time Deposits (Cost $2,100) ($ Thousands)			2,100

U.S. TREASURY OBLIGATION (B) (C) — 0.3%
U.S. Treasury Bills
0.135%, 01/31/2013		$170	170

Total U.S. Treasury Obligation (Cost $170) ($ Thousands)			170

Total Investments — 99.6% (Cost $59,219) ($ Thousands)			$62,037

A list of the open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	20	Dec-2012	$3
FTSE 100 Index	7	Dec-2012	8
S&P TSX 60 Index	2	Dec-2012	–
SPI 200 Index	2	Dec-2012	3
Topix Index	5	Dec-2012	18

			$32

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/8/13	EUR	263	USD	337	$(5)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(342)	337	$(5)

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $62,260 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2012

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2012 was $278 ($ Thousands) and represented 0.45% of Net Assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,838	$1,392	$—	$56,230
Preferred Stock	1,205	—	—	1,205
Exchange Traded Fund	163	—	—	163
Time Deposits	2,100	—	—	2,100
U.S. Treasury Obligation	—	170	—	170
Cash Equivalent	2,169	—	—	2,169

Total Investments in Securities	$60,475	$1,562	$—	$62,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$32	$—	$—	$32
Forwards Contracts*	(5)	—	—	(5)

Total Other Financial Instruments	$27	$—	$—	$27

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 79.3%

Consumer Discretionary — 9.1%
Abercrombie & Fitch, Cl A	3,700	$170
Amazon.com*	17,000	4,285
Apollo Group, Cl A*	5,500	106
AutoNation*	1,400	54
AutoZone*	1,700	652
Bed Bath & Beyond*	11,100	652
Best Buy	11,800	155
Big Lots*	2,200	62
BorgWarner*	5,200	345
Cablevision Systems, Cl A	9,500	131
Carmax*	10,100	366
Carnival	21,300	824
CBS, Cl B	28,200	1,015
Chipotle Mexican Grill, Cl A*	1,400	369
Coach	13,600	787
Comcast, Cl A	125,500	4,666
Darden Restaurants	5,700	302
DIRECTV*	29,600	1,471
Discovery Communications, Cl A*	11,800	713
Dollar General*	11,500	575
Dollar Tree*	10,300	430
DR Horton	12,300	239
Expedia	4,300	266
Family Dollar Stores	4,300	306
Ford Motor	179,600	2,056
Fossil*	2,400	208
GameStop, Cl A	6,300	165
Gannett	10,200	183
Gap	13,200	455
Genuine Parts	7,500	488
Goodyear Tire & Rubber*	10,800	136
H&R Block	12,000	216
Harley-Davidson	10,200	479
Harman International Industries	3,000	119
Hasbro	5,100	196
Home Depot	70,700	4,600
International Game Technology	11,800	164
Interpublic Group	19,300	209
J.C. Penney	6,300	113
Johnson Controls	32,500	895
Kohl’s	10,400	464
Leggett & Platt	6,200	173
Lennar, Cl A	8,000	304
Limited Brands	10,600	553
Lowe’s	53,700	1,938
Macy’s	19,200	743
Marriott International, Cl A	11,300	410
Mattel	15,200	570
McDonald’s	47,300	4,117
McGraw-Hill	13,400	712
NetFlix*	2,500	204
Newell Rubbermaid	13,300	290
News, Cl A	95,800	2,361
NIKE, Cl B	17,300	1,686
Nordstrom	6,800	368
Omnicom Group	11,800	587
O’Reilly Automotive*	5,300	499
PetSmart	4,800	339
priceline.com*	2,400	1,592
PulteGroup*	15,500	261
Ralph Lauren, Cl A	2,700	424
Ross Stores	10,700	609
Scripps Networks Interactive, Cl A	3,800	224
Staples	30,800	360
Starbucks	35,800	1,857
Starwood Hotels & Resorts Worldwide	8,800	475
Target	30,800	1,945
Tiffany	5,300	313
Time Warner	44,700	2,114
Time Warner Cable, Cl A	14,500	1,376
TJX	34,700	1,539
TripAdvisor*	4,500	172
Urban Outfitters*	4,800	181
VF	4,200	674
Viacom, Cl B	22,400	1,156
Walt Disney	84,200	4,181
Washington Post, Cl B	200	73
Whirlpool	3,400	346
Wyndham Worldwide	6,300	309
Wynn Resorts	3,500	393
Yum! Brands	21,500	1,442

		67,957

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 8.8%
Altria Group	95,500	$3,229
Archer-Daniels-Midland	31,300	836
Avon Products	19,600	273
Beam	7,100	398
Brown-Forman, Cl B	6,800	477
Campbell Soup	8,000	294
Clorox	5,800	443
Coca-Cola	181,400	6,879
Coca-Cola Enterprises	12,200	381
Colgate-Palmolive	21,000	2,279
ConAgra Foods	18,100	540
Constellation Brands, Cl A*	6,500	233
Costco Wholesale	20,400	2,122
CVS Caremark	59,800	2,781
Dean Foods*	8,200	141
Dr. Pepper Snapple Group	9,400	422
Estee Lauder, Cl A	11,500	670
General Mills	30,700	1,258
Hershey	6,800	498
HJ Heinz	15,200	889
Hormel Foods	5,900	183
JM Smucker	4,800	425
Kellogg	11,000	610
Kimberly-Clark	18,600	1,594
Kraft Foods Group*	27,966	1,265
Kroger	26,000	682
Lorillard	6,200	751
McCormick	5,900	381
Mead Johnson Nutrition, Cl A	9,700	661
Molson Coors Brewing, Cl B	6,900	286
Mondelez International, Cl A*	83,500	2,162
Monster Beverage*	6,900	359
PepsiCo	73,000	5,125
Philip Morris International	79,000	7,101
Procter & Gamble	129,000	9,008
Reynolds American	15,700	686
Safeway	10,600	181
Sysco	27,900	883
Tyson Foods, Cl A	12,800	245
Walgreen	40,500	1,373
Wal-Mart Stores	78,800	5,675
Whole Foods Market	8,200	766

		65,445

Energy — 8.7%
Anadarko Petroleum	23,600	1,727
Apache	18,500	1,426
Baker Hughes	20,900	902
Cabot Oil & Gas	9,400	443
Cameron International*	11,800	636
Chesapeake Energy	22,900	390
Chevron	91,900	9,713
ConocoPhillips	57,000	3,246
Consol Energy	10,300	323
Denbury Resources*	17,300	267
Devon Energy	17,900	925
Diamond Offshore Drilling	3,200	221
Energy Transfer Partners	34	1
Ensco, Cl A	10,300	600
EOG Resources	12,700	1,494
EQT	7,200	432
Exxon Mobil	215,900	19,029
FMC Technologies*	10,600	433
Halliburton	43,800	1,461
Helmerich & Payne	4,700	245
Hess	14,200	704
Kinder Morgan	29,977	1,014
Marathon Oil	33,400	1,030
Marathon Petroleum	16,100	959
Murphy Oil	8,900	505
Nabors Industries*	12,800	188
National Oilwell Varco	20,100	1,373
Newfield Exploration*	6,000	146
Noble	11,300	390
Noble Energy	8,500	831
Occidental Petroleum	38,100	2,866
Peabody Energy	11,900	299
Phillips 66	29,600	1,550
Pioneer Natural Resources	5,900	631
QEP Resources	8,200	231
Range Resources	7,200	461
Rowan, Cl A*	5,500	174
Schlumberger	62,200	4,455
Southwestern Energy*	15,500	538
Spectra Energy	31,100	869

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Tesoro	6,200	$262
Valero Energy	26,200	845
Williams	29,700	975
WPX Energy*	8,800	139

		65,349

Financials — 11.8%
ACE	16,000	1,268
Aflac	22,200	1,176
Allstate	23,000	931
American Express	46,400	2,594
American International Group*	55,000	1,822
American Tower, Cl A‡	18,700	1,401
Ameriprise Financial	9,400	570
Aon	15,300	869
Apartment Investment & Management, Cl A‡	6,400	160
Assurant	3,600	123
AvalonBay Communities‡	5,300	699
Bank of America	505,300	4,982
Bank of New York Mellon	55,800	1,336
BB&T	33,200	935
Berkshire Hathaway, Cl B*	85,900	7,566
BlackRock, Cl A	6,041	1,190
Boston Properties‡	7,200	739
Capital One Financial	27,400	1,578
CBRE Group, Cl A*	13,300	252
Charles Schwab	52,300	685
Chubb	12,600	970
Cincinnati Financial	6,500	264
Citigroup	137,500	4,753
CME Group, Cl A	14,600	807
Comerica	8,600	254
Discover Financial Services	24,400	1,016
E*Trade Financial*	11,400	96
Equity Residential‡	15,200	844
Federated Investors, Cl B	5,100	101
Fifth Third Bancorp	44,000	644
First Horizon National	13,200	125
Franklin Resources	6,600	872
Genworth Financial, Cl A*	21,700	129
Goldman Sachs Group	21,200	2,497
Hartford Financial Services Group	19,600	415
HCP‡	21,400	964
Health Care‡	12,200	719
Host Hotels & Resorts‡	32,200	473
Hudson City Bancorp	21,000	169
Huntington Bancshares	37,900	233
IntercontinentalExchange*	3,500	463
Invesco	19,900	497
JPMorgan Chase	177,900	7,308
Keycorp	41,700	337
Kimco Realty‡	18,300	352
Legg Mason	5,300	135
Leucadia National	8,800	195
Lincoln National	12,700	314
Loews	13,900	568
M&T Bank	5,800	567
Marsh & McLennan	25,900	912
MetLife	50,100	1,663
Moody’s	8,700	423
Morgan Stanley	65,500	1,105
NASDAQ OMX Group	5,200	126
Northern Trust	9,700	466
NYSE Euronext	11,200	261
People’s United Financial	15,500	189
Plum Creek Timber‡	7,100	304
PNC Financial Services Group	25,000	1,403
Principal Financial Group	12,300	334
Progressive	26,900	572
Prologis‡	22,000	747
Prudential Financial	22,100	1,152
Public Storage‡	6,800	956
Regions Financial	63,200	422
Simon Property Group‡	14,300	2,176
SLM	20,800	344
SunTrust Banks	25,700	698
T. Rowe Price Group	12,100	783
Torchmark	4,200	218
Travelers	18,200	1,289
Unum Group	12,900	263
US Bancorp	89,100	2,874
Ventas‡	14,000	891
Vornado Realty Trust‡	7,500	573
Wells Fargo	230,100	7,596
Weyerhaeuser‡	25,700	708
XL Group, Cl A	13,800	336

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	8,100	$163

		87,904

Health Care — 9.7%
Abbott Laboratories	73,600	4,784
Aetna	16,000	691
Agilent Technologies	15,500	594
Alexion Pharmaceuticals*	9,200	883
Allergan	14,500	1,345
AmerisourceBergen	11,300	477
Amgen	36,200	3,215
Baxter International	25,800	1,710
Becton Dickinson	9,500	728
Biogen Idec*	11,100	1,655
Boston Scientific*	64,000	355
Bristol-Myers Squibb	78,900	2,574
C.R. Bard	3,500	347
Cardinal Health	16,300	659
CareFusion*	9,800	274
Celgene*	20,400	1,603
Cerner*	6,500	502
CIGNA	13,800	721
Coventry Health Care	5,900	258
Covidien	22,700	1,319
DaVita*	3,800	411
Dentsply International	6,500	258
Edwards Lifesciences*	5,200	451
Eli Lilly	48,000	2,354
Express Scripts Holding*	38,200	2,057
Forest Laboratories*	11,400	404
Gilead Sciences*	35,600	2,670
Hospira*	7,600	226
Humana	7,200	471
Intuitive Surgical*	1,900	1,005
Johnson & Johnson	129,100	9,002
Laboratory Corp of America Holdings*	4,300	364
Life Technologies*	7,900	390
McKesson	11,200	1,058
Medtronic	48,000	2,021
Merck	142,700	6,322
Mylan Laboratories*	18,200	495
Patterson	3,800	130
PerkinElmer	5,000	158
Perrigo	3,900	404
Pfizer	349,700	8,749
Quest Diagnostics	7,100	410
St. Jude Medical	13,900	476
Stryker	13,800	747
Tenet Healthcare*	4,600	133
Thermo Fisher Scientific	17,300	1,099
UnitedHealth Group	48,500	2,638
Varian Medical Systems*	4,900	339
Waters*	3,900	330
Watson Pharmaceuticals*	5,700	502
WellPoint	14,300	799
Zimmer Holdings	7,800	515

		72,082

Industrials — 8.0%
3M	29,900	2,719
ADT	10,200	468
Avery Dennison	4,500	150
Boeing	31,800	2,362
C.H. Robinson Worldwide	7,200	445
Caterpillar	30,700	2,617
Cintas	4,800	199
Cooper Industries, Cl A	7,100	529
CSX	49,400	976
Cummins	8,400	825
Danaher	27,600	1,490
Deere	18,500	1,555
Dover	8,200	521
Dun & Bradstreet	2,000	158
Eaton	14,900	777
Emerson Electric	34,300	1,723
Equifax	5,500	282
Expeditors International of Washington	9,500	355
Fastenal	11,900	497
FedEx	13,800	1,236
Flowserve	2,300	319
Fluor	7,500	398
General Dynamics	15,700	1,044
General Electric	494,300	10,445
Honeywell International	36,700	2,251
Illinois Tool Works	20,400	1,256
Ingersoll-Rand	13,700	668

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2012

Description	Shares	Market Value ($ Thousands)

Iron Mountain	7,528	$238
Jacobs Engineering Group*	6,000	246
Joy Global	4,700	268
L-3 Communications Holdings, Cl 3	4,300	331
Lockheed Martin	12,700	1,185
Masco	17,600	298
Norfolk Southern	15,200	918
Northrop Grumman	11,800	787
Paccar	16,900	743
Pall	5,100	303
Parker Hannifin	7,200	591
Pentair	9,246	448
Pitney Bowes	8,900	100
Precision Castparts	6,900	1,265
Quanta Services*	9,800	253
Raytheon	15,800	903
Republic Services, Cl A	13,200	376
Robert Half International	6,300	178
Rockwell Automation	6,800	539
Rockwell Collins	6,300	360
Roper Industries	4,700	524
RR Donnelley & Sons	10,000	94
Ryder System	2,700	127
Snap-on	2,600	207
Southwest Airlines	32,900	314
Stanley Black & Decker	7,500	539
Stericycle*	4,200	393
Textron	12,400	291
Tyco International	22,000	624
Union Pacific	22,300	2,738
United Parcel Service, Cl B	33,800	2,471
United Technologies	39,400	3,156
Waste Management	20,800	677
WW Grainger	2,900	563
Xylem	8,600	224

		59,537

Information Technology — 15.2%
Accenture, Cl A	29,900	2,031
Adobe Systems*	23,400	810
Advanced Micro Devices*	12,800	28
Akamai Technologies*	7,800	286
Altera	14,300	463
Amphenol, Cl A	7,200	446
Analog Devices	13,300	540
Apple	43,800	25,635
Applied Materials	59,200	635
Autodesk*	10,300	341
Automatic Data Processing	22,900	1,300
BMC Software*	6,200	254
Broadcom, Cl A	24,500	793
CA	15,100	334
Cisco Systems	248,100	4,692
Citrix Systems*	8,300	508
Cognizant Technology Solutions, Cl A*	14,200	955
Computer Sciences	7,200	274
Corning	70,800	866
Dell	69,600	671
eBay*	54,500	2,879
Electronic Arts*	14,100	209
EMC*	98,700	2,450
F5 Networks*	3,500	328
Fidelity National Information Services	11,300	408
First Solar*	1,900	51
Fiserv*	6,500	500
FLIR Systems	6,700	136
Google, Cl A*	12,400	8,660
Harris	5,200	245
Hewlett-Packard	93,100	1,209
Intel	234,600	4,591
International Business Machines	50,300	9,561
Intuit	13,200	791
Jabil Circuit	8,300	158
JDS Uniphase*	10,300	125
Juniper Networks*	23,600	424
Kla-Tencor	7,500	341
Lam Research*	8,087	284
Linear Technology	10,200	338
LSI*	24,600	166
Mastercard, Cl A	5,000	2,443
Microchip Technology	8,600	262
Micron Technology*	45,000	269
Microsoft	353,200	9,402
Molex	6,100	161
Motorola Solutions	13,700	746
NetApp*	16,200	514

Description	Shares	Market Value ($ Thousands)

Nvidia	27,900	$334
Oracle	178,500	5,730
Paychex	14,400	469
Qualcomm	79,900	5,083
Red Hat*	8,600	425
SAIC	12,500	144
Salesforce.com*	6,100	962
SanDisk*	10,800	422
Seagate Technology	15,800	397
Symantec*	31,300	587
TE Connectivity	20,400	718
Teradata*	7,500	446
Teradyne*	8,300	130
Texas Instruments	53,700	1,583
Total System Services	7,200	158
VeriSign*	6,900	235
Visa, Cl A	24,500	3,668
Western Digital	9,800	328
Western Union	26,900	339
Xerox	58,600	399
Xilinx	11,800	409
Yahoo!*	49,500	929

		113,408

Materials — 2.8%
Air Products & Chemicals	10,100	838
Airgas	3,400	301
Alcoa	47,800	402
Allegheny Technologies	4,700	123
Ball	6,800	304
Bemis	4,600	155
CF Industries Holdings	3,000	642
Cliffs Natural Resources	6,300	181
Dow Chemical	56,500	1,706
E.I. du Pont de Nemours	43,800	1,889
Eastman Chemical	7,400	450
Ecolab	12,500	901
FMC	6,100	338
Freeport-McMoRan Copper & Gold, Cl B	44,700	1,744
International Flavors & Fragrances	4,000	260
International Paper	20,800	773
LyondellBasell Industries, Cl A	16,200	806
MeadWestvaco	8,000	247
Monsanto	25,100	2,299
Mosaic	13,200	714
Newmont Mining	23,500	1,106
Nucor	14,100	581
Owens-Illinois*	7,300	146
PPG Industries	7,300	907
Praxair	14,100	1,512
Sealed Air	10,000	168
Sherwin-Williams	4,100	625
Sigma-Aldrich	5,400	392
Titanium Metals	2,700	45
United States Steel	6,400	138
Vulcan Materials	5,700	301

		20,994

Telecommunication Services — 2.5%
AT&T	270,100	9,218
CenturyLink	29,500	1,146
Crown Castle International*	13,900	938
Frontier Communications	46,200	222
MetroPCS Communications*	14,900	159
Sprint Nextel*	142,800	818
Verizon Communications	133,500	5,890
Windstream	26,000	218

		18,609

Utilities — 2.7%
AES	27,400	292
AGL Resources	5,400	211
Ameren	11,000	330
American Electric Power	23,000	981
Centerpoint Energy	19,200	379
CMS Energy	11,700	286
Consolidated Edison	14,000	781
Dominion Resources	27,100	1,385
DTE Energy	7,700	467
Duke Energy	33,130	2,114
Edison International	15,600	710
Entergy	7,900	502
Exelon	40,400	1,221
FirstEnergy	19,900	845
Integrys Energy Group	3,400	181
NextEra Energy	20,000	1,374

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2012

Description	Shares/ Contracts	Market Value ($ Thousands)

NiSource	15,100	$365
Northeast Utilities	14,000	542
NRG Energy	10,500	222
ONEOK	9,100	408
Pepco Holdings	10,100	200
PG&E	20,300	831
Pinnacle West Capital	5,400	278
PPL	27,700	813
Public Service Enterprise Group	24,100	725
SCANA	5,800	269
Sempra Energy	10,700	732
Southern	41,200	1,794
TECO Energy	9,000	151
Wisconsin Energy	10,400	390
Xcel Energy	21,700	587

		20,366

Total Common Stock (Cost $585,395) ($ Thousands)		591,651

EXCHANGE TRADED FUNDS — 19.4%
iShares iBoxx High Yield Fund	778,945	72,481
iShares JPMorgan Emerging Markets Bond Fund	589,923	72,395

Total Exchange Traded Funds (Cost $139,406) ($ Thousands)		144,876

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% ** †	3,786,157	3,786

Total Cash Equivalent (Cost $3,786) ($ Thousands)		3,786

Total Investments — 99.2% (Cost $728,587) ($ Thousands)		$740,313

PURCHASED OPTION — 0.4%
January 2013 S&P 500 Index Future Option Put,
Expires 1/19/2013, Strike Price $1,380	1,500	$2,850

Total Purchased Option (Cost $5,255) ($ Thousands)		$2,850

WRITTEN OPTION — (0.2)%
January 2013 S&P 500 Index Future Option Put,
Expires 1/19/2013, Strike Price $1,310	(1,500)	$(1,005)

Total Written Option (Premiums Received $2,696) ($ Thousands)		$(1,005)

A list of the outstanding forward foreign currency contracts held by the Fund at November 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/25/13	EUR	258,652	USD	338,226	$1,680
1/25/13	USD	14,080	EUR	10,836	13

					$1,693

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30,2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	(314,405)	316,094	$1,689
Credit Suisse First Boston	(14,081)	14,093	13
UBS	(22,140)	22,132	(9)

			$1,693

For the period ended November 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $746,298 ($ Thousands).

*	Non-income producing security.

**	The rate displayed is the 7-day effective yield.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

EUR— Euro

USD. — U.S. Dollar

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$591,651	$—	$—	$591,651
Exchange Traded Funds	144,876	—	—	144,876
Cash Equivalent	3,786	—	—	3,786

Total Investments in Securities	$740,313	$—	$—	$740,313

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option Contracts*	$2,850	$—	$—	$2,850
Written Option Contracts*	(1,005)	—	—	(1,005)
Forwards*	$1,693	$—	$—	$1,693

Total Other Financial Instruments	$3,538	$—	$—	$3,538

*	Forwards and Option Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 3 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2012

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2012.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 1, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 1, 2013